UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
8/31/2024
Date of reporting period:
8/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Core MSCI Emerging Markets ETF
IEMG | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$10	0.09%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian stocks were the largest contributors to the Fund’s performance during the reporting period. All sectors gained as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate. Investor enthusiasm for AI elevated Taiwanese stocks, particularly those that produce the semiconductors needed to process the large quantities of data generated by AI applications.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports from the European Union and the United States and fears grew that more countries would do the same. In the consumer staples sector, food, beverage, and tobacco companies were hampered by slower consumer spending, negatively impacting premier alcoholic beverage stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.50%	5.35%	2.76%
Fund Market	14.33	5.32	2.72
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Emerging Markets Investable Market Index	15.22	5.64	2.87
Key Fund statistics
Net Assets	$80,301,837,079
Number of Portfolio Holdings	2,893
Net Investment Advisory Fees	$65,585,857
Portfolio Turnover Rate	7%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.0%
Financials	21.6%
Consumer Discretionary	12.0%
Industrials	8.5%
Communication Services	8.1%
Materials	7.2%
Consumer Staples	5.3%
Energy	4.7%
Health Care	4.4%
Utilities	3.0%
Real Estate	2.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	21.8%
China	21.4%
Taiwan	19.1%
South Korea	11.5%
Brazil	4.9%
Saudi Arabia	4.0%
South Africa	3.2%
Mexico	1.9%
Indonesia	1.8%
Malaysia	1.7%
Other#	8.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Emerging Markets ETF
Annual Shareholder Report — August 31, 2024
IEMG-08/24-AR

iShares Currency Hedged MSCI Emerging Markets ETF
HEEM | Cboe BZX
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Emerging Markets ETF	$0(a)	0.00%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, although concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period, however, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian stocks were the largest contributors to the Fund’s performance during the reporting period. All sectors gained as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate. Investor enthusiasm for AI elevated Taiwanese stocks, particularly those that produce the semiconductors needed to process the large quantities of data generated by AI applications.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports from the European Union and the United States, and fears grew that more countries would do the same. Financials stocks were negatively impacted as the country’s economic and property woes increased the amount of non-performing loans on the books of diversified banks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 23, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	15.12%	5.51%	4.28%
Fund Market	15.59	5.59	4.31
MSCI Emerging Markets Index	15.07	4.79	3.10
MSCI Emerging Markets 100% Hedged to USD Index	16.41	6.24	4.80
Key Fund statistics
Net Assets	$163,644,629
Number of Portfolio Holdings	118
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	6%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The inception date of the Fund was September 23, 2014. The first day of secondary market trading was September 25, 2014.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Investment Companies	99.9%
Forward foreign currency exchange contracts, net cumulative depreciation	(1.0	) %
Other assets less liabilities	1.1%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments (b)
Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.0%
Communication Services	8.9%
Industrials	6.8%
Materials	6.5%
Energy	5.2%
Consumer Staples	5.2%
Health Care	3.6%
Utilities	3.0%
Real Estate	1.5%
(a)	The underlying fund is iShares MSCI Emerging Markets ETF.
(b)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI Emerging Markets ETF
Annual Shareholder Report — August 31, 2024
HEEM-08/24-AR

iShares Emerging Markets Equity Factor ETF
EMGF | Cboe BZX
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$29	0.26%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  The global macro backdrop was increasingly unstable during the reporting period although pockets of optimism were evident. The restrictive rate environment benefited higher quality companies, and in emerging markets, strong momentum was driven by growth prospects.
What contributed to performance?
Indian stocks were among the largest contributors to the Fund’s return during the reporting period. In the industrials sector, aerospace and defense companies benefited from a growing demand for domestic air travel and government initiatives to encourage innovation in space ventures. In the financials sector, robust loan growth helped the performance of diversified banks. Taiwanese stocks also contributed to the Fund’s return, dominated by firms in the semiconductor segment, predominately from the country’s largest firm and one of the world’s largest semiconductor companies. In addition to their use in artificial intelligence applications, semiconductors are used in smartphones, laptops, automotives, and many other industries.
What detracted from performance?
Mexican stocks were a modest detractor from the Fund’s performance during the reporting period. Diversified banks within the financials sector were hampered by the unexpected victory of Claudia Sheinbaum, as many investors feared her policies would negatively impact Mexican equities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 8, 2015 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	20.07%	6.87%	6.95%
Fund Market	20.11	6.83	6.89
S&P Emerging Broad Market Index	16.23	5.55	6.94
STOXX Emerging Markets Equity Factor Index	21.42	7.79	7.56
Key Fund statistics
Net Assets	$667,991,873
Number of Portfolio Holdings	609
Net Investment Advisory Fees	$1,508,081
Portfolio Turnover Rate	29%
The Fund has added the S&P Emerging Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was December 8, 2015. The first day of secondary market trading was December 10, 2015.
The performance of the STOXX Emerging Markets Equity Factor Index in this report reflects the performance of the MSCI Emerging Markets Diversified Multiple Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX Emerging Markets Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.2%
Financials	21.7%
Consumer Discretionary	11.7%
Industrials	8.7%
Communication Services	8.3%
Consumer Staples	6.9%
Materials	5.4%
Energy	5.2%
Utilities	3.4%
Health Care	2.5%
Real Estate	1.0%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	22.6%
China	22.1%
Taiwan	18.4%
South Korea	13.6%
Brazil	4.3%
Saudi Arabia	2.7%
South Africa	2.2%
Mexico	2.0%
United Arab Emirates	2.0%
Indonesia	1.7%
Other#	8.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emerging Markets Equity Factor ETF
Annual Shareholder Report — August 31, 2024
EMGF-08/24-AR

iShares ESG Aware MSCI EM ETF
ESGE | NASDAQ
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$28	0.26%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
What contributed to performance?
Taiwanese stocks contributed the most to the Fund’s return. Investor enthusiasm for artificial intelligence elevated information technology stocks, particularly those that produce the semiconductors needed to process the large quantities of data generated by these applications. Indian stocks also contributed, as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports from the European Union and the United States. Healthcare stocks faced pressures due to concerns over the U.S. Biosecure Act, which would prohibit federal funding for companies that have commercial arrangements with certain Chinese biotechnology firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 28, 2016 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	12.61%	3.87%	6.07%
Fund Market	12.85	3.89	6.05
MSCI Emerging Markets Index	15.07	4.79	6.47
MSCI Emerging Markets Extended ESG Focus Index	13.53	4.37	6.60
Key Fund statistics
Net Assets	$4,369,145,339
Number of Portfolio Holdings	319
Net Investment Advisory Fees	$10,283,909
Portfolio Turnover Rate	32%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The inception date of the Fund was June 28, 2016. The first day of secondary market trading was June 30, 2016.
The performance of the MSCI Emerging Markets Extended ESG Focus Index in this report reflects the performance of the MSCI Emerging Markets ESG Focus Index through May 31, 2018 and, beginning on June 1, 2018, the performance of the MSCI Emerging Markets Extended ESG Focus Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.3%
Information Technology	24.5%
Consumer Discretionary	13.3%
Communication Services	9.5%
Materials	4.9%
Industrials	4.6%
Consumer Staples	4.6%
Energy	4.2%
Health Care	3.5%
Utilities	2.4%
Real Estate	1.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	23.1%
Taiwan	20.4%
India	20.1%
South Korea	11.6%
Brazil	4.4%
South Africa	3.9%
Saudi Arabia	3.3%
Malaysia	2.9%
Thailand	2.1%
Mexico	1.5%
Other#	6.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware MSCI EM ETF
Annual Shareholder Report — August 31, 2024
ESGE-08/24-AR

iShares Frontier and Select EM ETF
FM | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares Frontier and Select EM ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Frontier and Select EM ETF	$81	0.79%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of global markets during the reporting period, including frontier markets.
  Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
What contributed to performance?
Stocks in Kazakhstan led the Fund’s return for the reporting period. Favorable international market conditions and growing financial technology initiatives helped stimulate capital inflows into financials stocks. Stocks in Romania also contributed, as the country’s nascent stock market benefited from an improved economic outlook and growing trade volumes. Energy stocks gained on increased demand for energy resources and efforts to switch to renewable energy, as the country strives to meet the European Union’s decarbonization goals. Additionally, a project to develop an offshore natural gas project in the Black Sea positively impacted two companies in the oil, gas, and consumables sector.
What detracted from performance?
Vietnamese stocks were the largest detractors from the Fund’s return during the reporting period. Real estate stocks have faced significant challenges as liquidity crises, debt pressure, defaults, and scandals all led to a decline in market confidence. Nigerian stocks also negatively impacted the Fund’s performance, as the country suffered from sluggish growth and high inflation. Nigeria’s top cement manufacturer declined amid loosened currency regulations. The fallout from a devalued naira (Nigeria’s currency) spread to the communications sector and caused foreign exchange losses in one of Africa’s largest telecoms operators.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.60%	1.84%	0.59%
Fund Market	6.59	2.10	0.54
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Frontier and Emerging Markets Select Index	8.16	4.10	2.47
Key Fund statistics
Net Assets	$221,618,330
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$3,532,261
Portfolio Turnover Rate	29%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The performance of the MSCI Frontier and Emerging Markets Select Index in this report reflects the performance of the MSCI Frontier Markets 100 Index through February 28, 2021 and, beginning on March 1, 2021, the performance of the MSCI Frontier and Emerging Markets Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.1%
Dangote Cement PLC	1.3
Bangladesh Export Import Co. Ltd.	0.6%
Vndirect Securities Corp.	0.0	% (a)
Afriland Properties PLC	0.0	% (a)
Nizwa Sukuk Co.	0.0	% (a)
(a)	Rounds to less than 0.1%.
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
As announced on June 7, 2024, the Board approved a proposal to close and liquidate the Fund and the Fund has entered into an extended liquidation period. During the extended liquidation period, the Fund is not managed in accordance with its investment objective and policies. Instead, the Fund currently holds a substantial majority of its assets in cash and cash equivalents from the proceeds of the Fund’s liquidation of assets, as determined by BlackRock Fund Advisors (“BFA”). The Fund will cease trading and the creation and redemption of Creation Units as soon as practicable (referred to as the “Last Trading Date”). Currently, the Fund expects the Last Trading Date to be on or around March 31, 2025. The Last Trading Date may be earlier or later than March 31, 2025 and the Fund’s website will be updated upon the determination of the Last Trading Date.
Effective August 19, 2024, BFA has contractually agreed to waive a portion of its investment advisory fee through August 18, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Frontier and Select EM ETF
Annual Shareholder Report — August 31, 2024
FM-08/24-AR

iShares MSCI Agriculture Producers ETF
VEGI | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$38	0.39%
How did the Fund perform last year?
  Global agricultural producers faced severe pricing pressures during the reporting period amid weather-related events, increased production, and competitive pricing.
  Prices of wheat and maize peaked following the war between Russia and Ukraine but have since leveled off.
  The global fertilizer industry came under pressure amid geopolitical risks, export restrictions from China, and lower-than-expected crop prices.
What contributed to performance?
The Indian consumer staples sector contributed to the Fund’s performance during the reporting period. Companies that engage in the packaged foods and meats industry experienced a transformation due to shifting consumer preferences. These firms benefited from the country’s high growth, rise in disposable income, and increasing urbanization. The materials sector also contributed as India’s growing population and increased food consumption have added to the demand for fertilizers.
What detracted from performance?
The United States was the largest detractor from the Fund’s return during the reporting period as the country suffered from agriculture trade deficits. A strengthening U.S. dollar negatively impacted exports, while high labor costs raised the cost of producing specialty crops domestically, hampered companies in the agricultural products and services industry. Materials stocks in Canada also detracted as the world’s largest fertilizer company suffered from challenging market conditions in Brazil as well as sluggish demand. In Turkey, stocks suffered as the government attempted to fight soaring inflation and an overvalued lira (the country’s currency). In addition, firms in the agricultural products and services industry faced livestock shortages, wheat production declines, and the impacts of climate change.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years	10 Years
Fund NAV	(5.23	) %	8.59%	5.10%
Fund Market	(5.38)		8.62	5.01
MSCI All Country World Index	23.44		12.14	8.78
MSCI ACWI Select Agriculture Producers Investable Market Index	(5.20)		8.71	5.14
Key Fund statistics
Net Assets	$107,274,966
Number of Portfolio Holdings	142
Net Investment Advisory Fees	$566,562
Portfolio Turnover Rate	7%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Agricultural & Farm Machinery	32.2%
Fertilizers & Agricultural Chemicals	31.8%
Agricultural Products & Services	18.5%
Packaged Foods & Meats	17.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	61.4%
India	6.1%
Canada	5.8%
Norway	4.7%
Japan	4.5%
Saudi Arabia	2.7%
Malaysia	2.3%
China	2.0%
Singapore	1.4%
Hong Kong	1.3%
Other#	7.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Agriculture Producers ETF
Annual Shareholder Report — August 31, 2024
VEGI-08/24-AR

iShares MSCI Australia ETF
EWA | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$55	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. The Reserve Bank of Australia held rates steady, citing persistently high inflation.
  With inflation still slightly increasing and weak economic growth, the Australian economy was mixed during the reporting period. Though still higher than pre-pandemic levels, job vacancies decreased, and the unemployment rate remained low.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s return during the reporting period, led by the banking industry. Following a period of slowing credit growth at the end of 2023, Australian diversified banks benefited from global central bank rate cuts and a strong Australian dollar. Additionally, fears surrounding the Chinese economy drove investors with Asia mandates to invest elsewhere. Consumer discretionary stocks also contributed during the reporting period, most notably in the broadline retail industry. Australia’s largest conglomerate with diversified businesses benefited from cost-conscious consumers opting to shop at its budget department stores amid elevated living costs.
What detracted from performance?
During the reporting period, energy stocks detracted the most from the Fund’s performance, most notably in the oil and gas exploration and production industry as crude oil prices declined due to lessened demand and geopolitical tensions, Australia’s top independent gas producer fell after a multi-billion-dollar merger with the country’s second-largest independent gas producer collapsed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.13%	7.90%	4.10%
Fund Market	21.20	7.87	4.08
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Australia Index	21.57	8.46	4.56
Key Fund statistics
Net Assets	$1,439,263,335
Number of Portfolio Holdings	60
Net Investment Advisory Fees	$9,124,313
Portfolio Turnover Rate	5%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.7%
Materials	19.1%
Health Care	10.3%
Consumer Discretionary	6.5%
Real Estate	6.3%
Industrials	5.3%
Consumer Staples	4.5%
Energy	4.2%
Communication Services	2.6%
Information Technology	2.1%
Utilities	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth Bank of Australia	12.2%
BHP Group Ltd.	10.8%
CSL Ltd.	7.7%
National Australia Bank Ltd.	6.1%
Westpac Banking Corp.	5.6%
ANZ Group Holdings Ltd.	4.8%
Wesfarmers Ltd.	4.3%
Macquarie Group Ltd.	4.1%
Goodman Group	3.0%
Woodside Energy Group Ltd.	2.7%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Australia ETF
Annual Shareholder Report — August 31, 2024
EWA-08/24-AR

iShares MSCI Austria ETF
EWO | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$56	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Austria’s monetary policy, including its policy rate, is determined by the ECB.
  Tight financial conditions, labor shortages, and decreasing domestic demand hampered economic conditions in Austria during the reporting period. However, slowing inflation and central bank monetary policy easing in Europe made way for slight economic growth.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s return during the reporting period, led by the banking industry. Declining inflation, increased economic stabilization, and higher net interest rates boosted Austrian bank profits. Real estate stocks also contributed to performance, most notably among real estate operating companies. The stock of a commercial real estate company increased following strong operating development due to higher-yield retail properties and robust rental income growth thanks to solid occupancy rates.
What detracted from performance?
Stocks in the information technology sector detracted the most from the Fund’s performance during the reporting period, most notably in the technology hardware and equipment industry. An Austrian technology company that specializes in high-end circuit boards was negatively impacted by weakened demand in key markets such as mobile devices and a broader slowdown in the global electronics sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	24.05%	8.31%	6.16%
Fund Market	23.89	8.33	6.16
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Austria IMI 25/50 Index	23.64	8.15	6.14
Key Fund statistics
Net Assets	$64,168,221
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$285,391
Portfolio Turnover Rate	22%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.4%
Industrials	14.3%
Utilities	14.0%
Energy	13.1%
Materials	11.2%
Real Estate	7.2%
Information Technology	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Erste Group Bank AG	22.8%
OMV AG	11.5%
Verbund AG	10.4%
Raiffeisen Bank International AG	4.6%
ANDRITZ AG	4.6%
voestalpine AG	4.6%
BAWAG Group AG	4.5%
Wienerberger AG	4.5%
CA Immobilien Anlagen AG	3.7%
Immofinanz AG	3.6%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Austria ETF
Annual Shareholder Report — August 31, 2024
EWO-08/24-AR

iShares MSCI Belgium ETF
EWK | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$53	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Belgium’s monetary policy, including its policy rate, is determined by the ECB.
  Despite an increasing public deficit, Belgium’s economy proved to be resilient and fast-growing during the reporting period.
What contributed to performance?
Stocks in the healthcare sector contributed the most to the Fund’s return during the reporting period, led by the pharmaceutical, biotechnology, and life sciences industry. Belgian pharmaceutical companies benefited from continued investment in research and development, successful launches of new high-impact medications, and global demand for innovative healthcare solutions. Consumer staples stocks further contributed to performance, most notably within the beverages industry. Despite ongoing challenges in the global beer market, a dominant Belgium brewer gained as its sales started to rebound following a consumer boycott.
What detracted from performance?
Stocks in the materials sector detracted from the Fund’s performance during the reporting period, led by the chemicals industry. Reduced demand for electric vehicles hampered companies that produce battery materials and led one firm to delay construction on a new battery plant by up to two years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.43%	4.44%	4.24%
Fund Market	13.28	4.47	4.27
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Belgium IMI 25/50 Index	13.14	3.17	3.61
Key Fund statistics
Net Assets	$16,108,336
Number of Portfolio Holdings	37
Net Investment Advisory Fees	$92,907
Portfolio Turnover Rate	18%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	27.7%
Health Care	24.3%
Financials	16.1%
Real Estate	10.7%
Materials	8.1%
Industrials	4.6%
Consumer Discretionary	3.2%
Utilities	1.9%
Information Technology	1.9%
Communication Services	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA/NV	22.4%
Argenx SE	13.4%
UCB SA	8.9%
KBC Group NV	4.5%
Ageas SA/NV	4.3%
Groupe Bruxelles Lambert NV	3.9%
Syensqo SA	3.3%
D'ieteren Group	3.2%
Lotus Bakeries NV	2.9%
Warehouses De Pauw CVA	2.6%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Belgium ETF
Annual Shareholder Report — August 31, 2024
EWK-08/24-AR

iShares MSCI BIC ETF
BKF | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$75	0.72%
How did the Fund perform last year?
  The Reserve Bank of India held rates steady during the reporting period, helping inflation return to the central bank’s target rate. While Indian equities gained considerably, stocks faced volatility after Prime Minister Narendra Modi’s unexpected Parliamentary majority loss.
  China’s prolonged property market decline continued, and sluggish domestic demand led to deflation and reduced growth prospects. The major policy interventions enacted by the government helped to ease investor concerns, but sentiment remained cautious.
  The Brazilian stock market underperformed, influenced by a combination of economic, political, and global factors. Smaller companies were further impacted by high interest rates and inflation, which constrained consumer spending and investment.
What contributed to performance?
Indian equities were the main driver behind the Fund’s performance during the reporting period. India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, and improving unemployment. In the financials sector, robust loan growth helped the performance of diversified banks. In the industrials sector, aerospace and defense companies benefited from a growing demand for domestic air travel and government initiatives encouraging innovation in space ventures.
What detracted from performance?
China’s economic struggles continued during the reporting period, causing it to detract from the Fund’s return. In the consumer discretionary sector, stocks of electric vehicle makers fell sharply as the United States, the European Union, and Latin America increased tariffs on Chinese imports, and fears grew that more countries would do the same. Healthcare stocks were pressured as the United States moved closer to passing the U.S. Biosecure Act, which would prohibit federal funding for companies that have commercial arrangements with certain Chinese biotechnology firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Fund NAV	8.26%	(0.08	) %	0.82%
Fund Market	7.56	(0.02)		0.80
MSCI Emerging Markets Index	15.07	4.79		2.56
MSCI BIC Index	11.12	0.92		1.55
Key Fund statistics
Net Assets	$71,259,558
Number of Portfolio Holdings	693
Net Investment Advisory Fees	$508,474
Portfolio Turnover Rate	10%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.8%
Consumer Discretionary	19.5%
Communication Services	12.8%
Energy	7.9%
Information Technology	7.8%
Industrials	7.1%
Materials	6.1%
Consumer Staples	5.8%
Health Care	4.4%
Utilities	4.3%
Real Estate	1.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	48.3%
India	41.3%
Brazil	10.4%
Russia	0.0	% (b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI BIC ETF
Annual Shareholder Report — August 31, 2024
BKF-08/24-AR

iShares MSCI Brazil ETF
EWZ | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$60	0.59%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The Brazilian stock market underperformed other emerging markets over the reporting period, influenced by a combination of economic, political, and global factors. Economic growth, however, rebounded as the impacts of severe flooding were offset by strong consumer spending.
What contributed to performance?
Amid gains in the energy sector, Brazil’s state-owned oil company was a major contributor to the Fund’s return during the reporting period. The firm announced a hike in gasoline prices and enhanced its exploration opportunities helped by increased capital expenditures. Financials companies also contributed to the Fund’s return, helped by the performance of the country’s banks, which are considered to be among the largest and most advanced in Latin America. While Brazil’s central bank lowered official interest rates during the reporting period, they remained historically high, helping the performance of banks.
What detracted from performance?
Stocks in the materials sector detracted the most from the Fund’s return during the reporting period. The introduction of cheaper imports as well as sluggish demand from China, one of Brazil’s largest trading partners, weighed on companies that specialize in metals and mining. In the industrials sector, transportation stocks were challenged as the Brazilian government imposed higher taxes, and the country’s largest gasoline firm raised prices.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	3.37%	0.34%	(1.28	) %
Fund Market	3.62	0.38	(1.26)
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Brazil 25/50 Index	3.84	1.05	(0.61)
Key Fund statistics
Net Assets	$4,088,521,012
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$30,037,337
Portfolio Turnover Rate	22%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.3%
Energy	18.3%
Materials	13.5%
Utilities	9.4%
Industrials	8.7%
Consumer Staples	7.8%
Health Care	2.3%
Communication Services	1.8%
Consumer Discretionary	1.2%
Information Technology	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
NU Holdings Ltd./Cayman Islands, Class A	10.3%
Vale SA	9.0%
Itau Unibanco Holding SA (Preferred)	7.9%
Petroleo Brasileiro SA (Preferred)	7.8%
Petroleo Brasileiro SA	7.1%
WEG SA	4.1%
Banco Bradesco SA (Preferred)	3.6%
B3 SA - Brasil Bolsa Balcao	3.2%
Ambev SA	2.8%
Itausa SA (Preferred)	2.7%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Brazil ETF
Annual Shareholder Report — August 31, 2024
EWZ-08/24-AR

iShares MSCI Canada ETF
EWC | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$55	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, while the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. The Bank of Canada cut interest rates in both June and July, citing cooling inflation.
  Canada’s economy posted solid returns during the reporting period, boosted by the resilience of households and businesses. However, high living costs resulted in decreased consumer discretionary spending, while elevated debt-servicing costs held back business investments, somewhat hindering growth.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s return during the reporting period, led by the banking sector. Driven by capital market business strength and a robust investment banking environment, profits at a handful of large Canadian banks surpassed expectations. At the same time, merger and acquisition activity picked up after a long hiatus due to elevated interest rates. Energy stocks also contributed, most notably among oil, gas, and consumable fuels companies. After avoiding a pipeline shutdown, a Canadian pipeline and energy company benefited from rising natural gas demand in North America and a new expansion project. As the artificial intelligence enthusiasm continued, stocks in the information technology sector also contributed.
What detracted from performance?
During the reporting period that ended August 31, 2024, there were no notable detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.42%	9.87%	4.33%
Fund Market	19.43	9.91	4.34
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Canada Custom Capped Index	19.81	10.03	4.49
Key Fund statistics
Net Assets	$2,591,045,776
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$13,856,813
Portfolio Turnover Rate	4%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The performance of the MSCI Canada Custom Capped Index in this report reflects the performance of the MSCI Canada Index through August 31, 2017 and, beginning on September 1, 2017, the performance of the MSCI Canada Custom Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.0%
Energy	18.5%
Industrials	12.3%
Materials	11.0%
Information Technology	9.3%
Consumer Staples	4.6%
Consumer Discretionary	3.6%
Utilities	2.8%
Communication Services	1.4%
Real Estate	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	8.2%
Toronto-Dominion Bank (The)	5.0%
Shopify Inc., Class A	4.3%
Enbridge Inc.	4.2%
Canadian Pacific Kansas City Ltd.	3.7%
Canadian Natural Resources Ltd.	3.7%
Brookfield Corp., Class A	3.3%
Constellation Software Inc./Canada	3.1%
Canadian National Railway Co.	3.0%
Bank of Nova Scotia (The)	2.9%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Canada ETF
Annual Shareholder Report — August 31, 2024
EWC-08/24-AR

iShares MSCI Chile ETF
ECH | Cboe BZX
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$59	0.60%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  However, Chile’s stock market retreated during the reporting period, negatively pressured by economic weakness in China, Chile’s largest trading partner. Conversely, rising copper prices, the country’s largest export, helped the Chilean economy.
  Following a four-year freeze on electricity prices that resulted in billions of dollars of debt, the country began to gradually raise these rates, a move that looks to ease working capital constraints for energy projects.
What contributed to performance?
Financial stocks contributed the most to the Fund’s performance during the reporting period. Diversified banks reported solid earnings and benefited from signs of recovery in the Chilean economy. In the consumer discretionary sector, a broadline retailer benefited from cost-cutting measures as well as an expansion into Peru.
What detracted from performance?
Industrials stocks were among the largest detractors from the Fund’s return during the reporting period. In the electrical components and equipment industry, one of the world’s largest lithium producers was negatively impacted by a significant price drop of the metal used in batteries. In the utilities sector, a widespread storm that caused severe power outages resulted in a government review of an electricity firm’s concession, causing a severe drop of the firm’s stock price as well as the stock of its parent company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(2.72	) %	(1.64	) %	(1.79	) %
Fund Market	(2.35)		(1.59)		(1.78)
MSCI Emerging Markets Index	15.07		4.79		2.56
MSCI Chile IMI 25/50 Index	(2.47)		(1.79)		(1.81)
Key Fund statistics
Net Assets	$530,261,122
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$3,322,337
Portfolio Turnover Rate	31%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	31.6%
Materials	18.9%
Utilities	17.8%
Consumer Staples	13.7%
Consumer Discretionary	8.4%
Industrials	4.7%
Real Estate	3.3%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco de Chile	13.6%
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	13.2%
Banco Santander Chile	8.2%
Enel Americas SA	5.7%
Latam Airlines Group SA	4.7%
Cencosud SA	4.5%
Banco de Credito e Inversiones SA	4.4%
Empresas CMPC SA	4.3%
Empresas Copec SA	4.3%
Falabella SA	4.1%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Chile ETF
Annual Shareholder Report — August 31, 2024
ECH-08/24-AR

iShares MSCI Emerging Markets Asia ETF
EEMA | NASDAQ
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$53	0.49%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China and a stronger U.S. dollar weighed on performance.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
The information technology sector in Taiwan was a significant contributor to the Fund’s return during the reporting period. The country’s semiconductor companies are the main suppliers of the chips crucial to phones, cars, and AI applications, leading these chip manufacturers to benefit from heightened global demand and technological advancements. Indian stocks were strong beneficiaries of solid economic growth and positive investor sentiment. India’s financials sector gained due to robust loan growth that helped the performance of diversified banks. Additionally, Indian automobile manufacturers in the consumer discretionary sector gained on strong domestic demand and new vehicle launches.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. In the consumer discretionary sector, companies that manufacture electric vehicles fell sharply due to increased tariffs on Chinese imports, and fears grew that more countries would do the same. Broadline retailers suffered from an increasingly competitive environment and weak consumer spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.23%	5.14%	3.61%
Fund Market	15.11	5.21	3.58
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI EM Asia Custom Capped Index	16.98	6.02	4.22
Key Fund statistics
Net Assets	$412,141,320
Number of Portfolio Holdings	917
Net Investment Advisory Fees	$2,072,177
Portfolio Turnover Rate	7%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The performance of the MSCI EM Asia Custom Capped Index in this report reflects the performance of the MSCI Emerging Markets Asia Index through May 31, 2018 and, beginning on June 1, 2018, the performance of the MSCI EM Asia Custom Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.9%
Financials	18.5%
Consumer Discretionary	13.8%
Communication Services	9.5%
Industrials	7.0%
Materials	4.8%
Consumer Staples	4.4%
Energy	4.3%
Health Care	4.1%
Utilities	2.5%
Real Estate	1.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.0%
India	25.6%
Taiwan	23.3%
South Korea	14.5%
Indonesia	2.2%
Malaysia	1.9%
Thailand	1.8%
Philippines	0.7%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Asia ETF
Annual Shareholder Report — August 31, 2024
EEMA-08/24-AR

iShares MSCI Emerging Markets ETF
EEM | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$77	0.72%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, although concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period, however, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian stocks were the largest contributors to the Fund’s performance during the reporting period. All sectors gained as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate. Investor enthusiasm for AI elevated Taiwanese stocks, particularly those that produce the semiconductors needed to process the large quantities of data generated by AI applications.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports from the European Union and the United States, and fears grew that more countries would do the same. Financials stocks were negatively impacted as the country’s economic and property woes increased the amount of non-performing loans on the books of diversified banks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.54%	3.89%	1.83%
Fund Market	13.64	3.89	1.82
MSCI Emerging Markets Index	15.07	4.79	2.56
Key Fund statistics
Net Assets	$17,684,130,432
Number of Portfolio Holdings	1,229
Net Investment Advisory Fees	$129,434,207
Portfolio Turnover Rate	13%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.0%
Communication Services	8.9%
Industrials	6.8%
Materials	6.5%
Energy	5.2%
Consumer Staples	5.2%
Health Care	3.6%
Utilities	3.0%
Real Estate	1.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	23.8%
India	20.4%
Taiwan	18.5%
South Korea	11.5%
Brazil	5.2%
Saudi Arabia	4.0%
South Africa	3.1%
Mexico	2.0%
Indonesia	1.8%
Malaysia	1.6%
Other#	8.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets ETF
Annual Shareholder Report — August 31, 2024
EEM-08/24-AR

iShares MSCI Emerging Markets ex China ETF
EMXC | NASDAQ
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$28	0.25%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. And, despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Information technology stocks from Taiwan were the largest contributors to the Fund’s performance during the reporting period. Gains were dominated by firms in the semiconductor segment, predominately from the country’s largest firm and one of the world’s largest semiconductor companies. In addition to their use in AI applications, semiconductors are used in smartphones, laptops, automotives, and many other industries. Indian stocks also strongly contributed to the Fund’s performance during the reporting period. All sectors gained as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate.
What detracted from performance?
Mexican stocks were a modest detractor from the Fund’s performance during the reporting period, particularly the consumer staples sector. Companies in the food, beverage, and tobacco industry were weighed down by higher costs and negative foreign exchange effects due to the appreciation of the Mexican peso.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 18, 2017 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	20.98%	8.08%	4.99%
Fund Market	20.75	8.07	4.99
MSCI Emerging Markets Index	15.07	4.79	3.10
MSCI Emerging Markets ex China Index	22.60	8.71	5.60
Key Fund statistics
Net Assets	$16,193,581,697
Number of Portfolio Holdings	715
Net Investment Advisory Fees	$26,475,831
Portfolio Turnover Rate	12%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The inception date of the Fund was July 18, 2017. The first day of secondary market trading was July 20, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.5%
Financials	25.2%
Materials	7.6%
Industrials	7.4%
Consumer Discretionary	6.8%
Energy	5.5%
Consumer Staples	5.5%
Communication Services	4.6%
Health Care	3.5%
Utilities	3.0%
Real Estate	1.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	26.7%
Taiwan	24.3%
South Korea	15.1%
Brazil	6.9%
Saudi Arabia	5.3%
South Africa	4.1%
Mexico	2.6%
Indonesia	2.3%
Malaysia	2.0%
Thailand	1.9%
Other#	8.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets ex China ETF
Annual Shareholder Report — August 31, 2024
EMXC-08/24-AR

iShares MSCI Emerging Markets Min Vol Factor ETF
EEMV | Cboe BZX
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$28	0.26%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Across regions, Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  The global macro backdrop was increasingly unstable during the reporting period, and a multitude of elections added to uncertainty. As inflationary pressures eased, the central banks of emerging and developed countries began lowering interest rates.
What contributed to performance?
Indian stocks were the leading contributors to the Fund’s performance. Among healthcare stocks, pharmaceuticals firms gained as the country is a leader in global drug manufacturing and innovation. This is particularly evident in the generic and vaccine segments as Indian pharmaceuticals firms provide cost efficiencies and high-quality solutions. Additionally, IT consulting companies in the information technology sector that help companies identify opportunities and develop corporate strategies involving artificial intelligence benefited.
What detracted from performance?
Mexican stocks were among the leading detractors from the Fund’s return during the reporting period. A major company in the consumer staples merchandise retail industry faced regulatory challenges that negatively impacted its stock price. Turkish stocks also detracted, as the country’s efforts to tackle soaring inflation eroded corporate profits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.15%	3.69%	2.14%
Fund Market	14.10	3.62	2.08
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Emerging Markets Minimum Volatility (USD) Index	15.60	4.36	2.58
Key Fund statistics
Net Assets	$4,706,964,476
Number of Portfolio Holdings	348
Net Investment Advisory Fees	$11,019,805
Portfolio Turnover Rate	23%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.1%
Information Technology	18.1%
Communication Services	14.3%
Consumer Staples	10.1%
Health Care	9.2%
Consumer Discretionary	8.1%
Industrials	5.8%
Utilities	5.0%
Materials	3.4%
Energy	3.3%
Real Estate	0.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	25.6%
China	19.7%
Taiwan	14.6%
Saudi Arabia	8.7%
South Korea	7.0%
Malaysia	4.5%
Thailand	4.2%
United Arab Emirates	3.4%
Qatar	2.3%
Kuwait	2.1%
Other#	7.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Min Vol Factor ETF
Annual Shareholder Report — August 31, 2024
EEMV-08/24-AR

iShares MSCI Emerging Markets Small-Cap ETF
EEMS | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$78	0.73%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian stocks were the largest contributors to the Fund’s performance. Indian equities have been supported by solid economic growth and strong domestic fund inflows. Companies that provide electrical components and equipment in the industrials sector were a source of strength, benefiting from the country’s drive to increase access to electricity. In Taiwan, companies that manufacture the semiconductors needed to process the large quantities of data generated by AI applications contributed.
What detracted from performance?
Chinese equities detracted the most from the Fund’s return during the reporting period as the country continued to face economic struggles. In the real estate sector, stocks were challenged by the country’s ongoing property crisis. Healthcare stocks faced further pressure due to concerns over the U.S. Biosecure Act, which would prohibit federal funding for companies that have commercial arrangements with certain Chinese biotechnology firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.41%	11.08%	4.53%
Fund Market	13.70	11.10	4.42
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Emerging Markets Small Cap Index	16.20	11.84	5.01
Key Fund statistics
Net Assets	$373,810,138
Number of Portfolio Holdings	1,600
Net Investment Advisory Fees	$2,594,677
Portfolio Turnover Rate	33%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	18.1%
Information Technology	17.3%
Consumer Discretionary	12.0%
Materials	11.2%
Financials	10.8%
Health Care	9.4%
Consumer Staples	6.1%
Real Estate	6.1%
Communication Services	3.7%
Utilities	3.4%
Energy	1.9%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	30.0%
Taiwan	22.3%
South Korea	11.6%
China	7.8%
Saudi Arabia	3.8%
South Africa	3.4%
Brazil	3.4%
Thailand	2.9%
Malaysia	2.7%
Turkey	2.0%
Other#	10.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Small-Cap ETF
Annual Shareholder Report — August 31, 2024
EEMS-08/24-AR

iShares MSCI Eurozone ETF
EZU | Cboe BZX
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$56	0.51%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for most of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
German stocks, the second-largest weighting in the Fund, contributed the most to the Fund’s performance during the reporting period, led by the information technology sector. Enthusiasm over AI, increased spending on cybersecurity and cloud computing, and ongoing digitalization efforts boosted the sector, most notably within the software and services industry. The German financials sector also contributed to performance, led by insurance companies. Stocks in the Netherlands benefited returns, most notably in the semiconductors and semiconductor equipment industry within the information technology sector. Despite fears of potential export restrictions to China, the stock of Europe’s largest technology firm that manufactures the machines used to build computer chips continued to rise.
What detracted from performance?
During the reporting period, stocks in Ireland detracted from the Fund’s performance, most notably in the materials sector. The stock of a provider of building materials solutions declined after it transitioned its primary listing to the New York Stock Exchange, causing frustration among some shareholders.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.02%	8.99%	5.25%
Fund Market	17.87	8.99	5.27
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI EMU Index	17.57	8.76	5.19
Key Fund statistics
Net Assets	$7,893,589,861
Number of Portfolio Holdings	224
Net Investment Advisory Fees	$35,892,528
Portfolio Turnover Rate	4%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.8%
Industrials	17.5%
Consumer Discretionary	14.0%
Information Technology	13.7%
Health Care	7.5%
Consumer Staples	7.0%
Utilities	5.7%
Materials	5.1%
Communication Services	4.5%
Energy	4.1%
Real Estate	1.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	34.1%
Germany	26.4%
Netherlands	14.9%
Italy	8.4%
Spain	8.1%
Finland	3.1%
Belgium	2.9%
Ireland	0.9%
Austria	0.6%
Portugal	0.6%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Eurozone ETF
Annual Shareholder Report — August 31, 2024
EZU-08/24-AR

iShares MSCI France ETF
EWQ | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$52	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, France’s monetary policy, including its policy rate, is determined by the ECB.
  Despite a hefty deficit and growing debt, the French economy had a better-than-expected start to the year. However, snap Parliamentary elections and uncertainty surrounding both parties’ plans to reduce the deficit caused volatility late in the reporting period.
What contributed to performance?
Stocks in the industrials sector contributed the most to the Fund’s performance during the reporting period, led by the capital goods industry. Stock in a French multinational energy management and digital automation company rose after it upgraded its cloud-based energy management platform that is used to help companies monitor, track, and standardize their sustainability efforts. Financial stocks further contributed to performance, most notably among insurance companies.
What detracted from performance?
Consumer discretionary stocks detracted the most from the Fund’s returns during the reporting period, led by the consumer durables industry. The stock of the world’s largest luxury goods conglomerate fell as consumers continued to rein in spending on luxury items amid challenging economic conditions including rising prices and high interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.30%	9.22%	6.52%
Fund Market	9.06	9.15	6.54
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI France Index	8.74	8.65	6.20
Key Fund statistics
Net Assets	$669,913,435
Number of Portfolio Holdings	63
Net Investment Advisory Fees	$3,536,110
Portfolio Turnover Rate	4%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.8%
Consumer Discretionary	18.3%
Health Care	11.2%
Financials	10.2%
Consumer Staples	9.6%
Energy	7.5%
Materials	6.3%
Information Technology	4.1%
Communication Services	3.0%
Utilities	2.8%
Real Estate	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	10.4%
TotalEnergies SE	7.5%
Schneider Electric SE	7.1%
Sanofi SA	6.5%
Air Liquide SA	5.5%
L'Oreal SA	5.4%
Airbus SE	4.6%
Hermes International SCA	3.9%
Safran SA	3.8%
EssilorLuxottica SA	3.6%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI France ETF
Annual Shareholder Report — August 31, 2024
EWQ-08/24-AR

iShares MSCI Germany ETF
EWG | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$55	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Germany’s monetary policy, including its policy rate, is determined by the ECB.
  The German economy shrunk during the reporting period, as stagnating economic conditions continued. Lower inflation and increased real wages, however, were bright spots for the country.
What contributed to performance?
Stocks in the information technology sector contributed the most to the Fund’s return during the reporting period, led by the software and service industry. Enthusiasm over artificial intelligence, increased spending on cybersecurity and cloud computing, and ongoing digitalization efforts in government and the private sector all boosted the sector. The financials sector also contributed to performance, led by the insurance industry. Higher premiums and fewer natural catastrophe claims boosted the property-casual segment during the reporting period.
What detracted from performance?
Stocks in the healthcare sector detracted the most from the Fund’s performance during the reporting period, most notably within the pharmaceutical, biotechnology, and life sciences industry. Stock in one of the largest pharmaceutical companies in the world fell after it was ordered to pay record damages in ongoing lawsuits against an agricultural biotechnology company it acquired.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	20.01%	7.21%	3.72%
Fund Market	19.76	7.22	3.73
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Germany Index	19.87	7.32	3.86
Key Fund statistics
Net Assets	$930,676,165
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$5,129,558
Portfolio Turnover Rate	3%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.0%
Industrials	19.6%
Information Technology	18.8%
Consumer Discretionary	12.4%
Health Care	7.6%
Communication Services	7.2%
Materials	6.2%
Utilities	3.6%
Consumer Staples	2.5%
Real Estate	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
SAP SE	15.0%
Siemens AG	9.4%
Allianz SE	8.0%
Deutsche Telekom AG	6.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.7%
Mercedes-Benz Group AG	3.4%
Infineon Technologies AG	3.1%
BASF SE	3.0%
Deutsche Post AG	2.9%
Deutsche Boerse AG	2.8%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Germany ETF
Annual Shareholder Report — August 31, 2024
EWG-08/24-AR

iShares MSCI Global Energy Producers ETF
FILL | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Global Energy Producers ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Energy Producers ETF	$41	0.40%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Commodity prices were volatile. While oil prices rose during the first half of the reporting period, they steadily trended lower, impacted by ongoing geopolitical tensions and questions about demand from China, even as OPEC + extended oil production cuts.
  Amid high inventories and a historically warm Northern Hemisphere winter, natural gas prices declined throughout much of the reporting period. A heatwave in the early summer led to a spike in natural gas prices and offset some of the declines.
What contributed to performance?
The United States energy sector was the largest contributor to the Fund’s return during the reporting period. Among companies in the oil, gas, and consumable fuels industry, a major exploration and production company contributed after it was acquired by another energy firm. Additionally, the stock of an oil refiner advanced after reporting an increase in profits. In India, multinational conglomerates focusing on oil, gas, exploration, and production advanced on a favorable refining and economic outlook.
What detracted from performance?
Stocks in Australia that engage in oil, gas, exploration, and production detracted from the Fund’s return during the reporting period. In addition to rising supply and falling demand, the stock of one firm declined on continued demand concerns and the company’s decision to pursue two acquisitions in the United States.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.23%	12.46%	2.92%
Fund Market	7.35	12.43	2.90
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Select Energy Producers Investable Market Index	6.96	12.17	2.64
Key Fund statistics
Net Assets	$101,972,931
Number of Portfolio Holdings	207
Net Investment Advisory Fees	$423,016
Portfolio Turnover Rate	8%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	57.6%
Oil & Gas Exploration & Production	27.3%
Oil & Gas Refining & Marketing	11.5%
Coal & Consumable Fuels	3.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.6%
United Kingdom	11.6%
Canada	9.5%
India	5.6%
France	5.4%
Brazil	2.5%
Australia	2.3%
China	1.9%
Japan	1.5%
Italy	1.3%
Other#	5.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Energy Producers ETF
Annual Shareholder Report — August 31, 2024
FILL-08/24-AR

iShares MSCI Global Gold Miners ETF
RING | NASDAQ
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$48	0.39%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Geopolitical tensions, increased buying from central banks, and rising demand helped gold prices steadily increase during the reporting period, reaching several new all-time highs.
  A slowing U.S. dollar, anticipation of rate cuts by the U.S. Federal Reserve Bank, and the upcoming U.S. presidential election have helped drive up the price of gold as investors seek the metal’s safe-haven qualities.
What contributed to performance?
Stocks in Canada were the largest contributor to the Fund’s return. As the world’s fourth-largest gold producer, Canada is home to numerous natural resources and benefits from established and transparent mining-friendly regulations. Gold miners surged during the reporting period as the price of gold was buoyed by increased demand, particularly buying by central banks, and expectations for lower interest rates. In the United States, one of the world’s largest gold miners contributed to the Fund’s return as the firm benefited from favorable market conditions and improved profits. South African gold miners were positively impacted by increased output of the precious metal, better grades, and the rally in the gold price.
What detracted from performance?
Indonesian stocks detracted from the Fund’s return during the reporting period. The country’s state miner declined amid allegations that the company counterfeited gold.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	45.12%	7.86%	5.00%
Fund Market	45.59	7.87	5.04
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Select Gold Miners Investable Market Index	44.41	7.81	5.09
Key Fund statistics
Net Assets	$550,206,351
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$1,721,026
Portfolio Turnover Rate	18%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	52.4%
United States	22.8%
South Africa	10.9%
Australia	4.8%
China	4.5%
United Kingdom	2.0%
Peru	1.2%
Indonesia	0.7%
Turkey	0.7%
Russia	0.0	% (b)
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	21.4%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	13.6%
Barrick Gold Corp.	11.7%
Wheaton Precious Metals Corp.	4.6%
Kinross Gold Corp.	4.4%
Anglogold Ashanti PLC	4.3%
Zijin Mining Group Co. Ltd., Class H	3.9%
Gold Fields Ltd.	3.7%
Alamos Gold Inc., Class A	3.6%
Harmony Gold Mining Co. Ltd.	2.5%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Gold Miners ETF
Annual Shareholder Report — August 31, 2024
RING-08/24-AR

iShares MSCI Global Metals & Mining Producers ETF
PICK | Cboe BZX
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$39	0.39%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Metals and mining producer companies faced several challenges during the reporting period, including geopolitical risks, volatile exchange rates, unpredictable demands, and rising costs.
  China is one of the world’s largest consumers of many metals, and continued weakness in the country’s economy has weighed on metals and mining producers. The country remains the world’s largest producer and consumer of steel.
What contributed to performance?
Steel companies in India contributed the most to the Fund’s return during the reporting period, benefiting from robust demand. India is the world’s second-largest producer of crude steel, as well as a healthy consumer, driven by the Indian government’s spending on infrastructure. In the United Kingdom, diversified miners rose. Notably, a British-Australian miner that is a major producer of iron ore gained amid an environment of improved supply and easing commodity, diesel, and natural gas prices.
What detracted from performance?
Metal and mining companies in Korea were the biggest detractors from the Fund’s performance during the reporting period. The stock prices of steel firms were hampered by slowing domestic construction demand, and as excessive output from China drove down steel prices. Australian companies engaged in diversified metals also detracted from the Fund’s return, weighed down as lithium and cobalt prices trended lower.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.20%	14.14%	4.50%
Fund Market	1.18	14.05	4.39
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index	1.45	14.47	4.77
Key Fund statistics
Net Assets	$966,450,423
Number of Portfolio Holdings	259
Net Investment Advisory Fees	$4,662,573
Portfolio Turnover Rate	11%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	47.1%
Steel	35.0%
Copper	12.0%
Aluminum	4.8%
Precious Metals & Minerals	1.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	22.7%
United States	19.1%
United Kingdom	16.9%
Canada	6.5%
India	6.3%
Japan	5.4%
Brazil	4.3%
South Korea	2.5%
China	2.4%
Taiwan	1.7%
Other#	12.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Metals & Mining Producers ETF
Annual Shareholder Report — August 31, 2024
PICK-08/24-AR

iShares MSCI Global Min Vol Factor ETF
ACWV | Cboe BZX
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$22	0.20%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The global macro backdrop was increasingly unstable during the reporting period and a multitude of elections added to uncertainty. As inflationary pressures eased, the central banks of emerging and developed markets began lowering interest rates.
  In the United States, investors rotated out of the information technology sector and into healthcare, communication services, and utilities, all sectors that are historically less volatile.
What contributed to performance?
Stocks in the United States contributed the most to the Fund’s return during the reporting period. The U.S. healthcare sector advanced notably, particularly within the biotechnology industry as new drug treatments drove gains in the sector. One large U.S. biopharmaceutical company advanced due to the development of a non-opioid drug that treats acute neuropathic pain, currently in late-stage clinical trials; another gained after it received Food and Drug Administration approval for its new treatment for children with genetic high cholesterol. The financials sector also contributed to the Fund’s return, particularly among insurance companies. Additionally, Indian stocks gained, led by the information technology sector. An information technology consultancy firm benefited after it announced a global strategic partnership with a U.S. cybersecurity technology company that will leverage artificial intelligence to transform and modernize enterprise cybersecurity.
What detracted from performance?
During the reporting period, there were no notable detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.32%	6.26%	7.60%
Fund Market	19.24	6.20	7.59
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Minimum Volatility (USD) Index	19.04	6.11	7.40
Key Fund statistics
Net Assets	$4,458,087,193
Number of Portfolio Holdings	396
Net Investment Advisory Fees	$8,536,700
Portfolio Turnover Rate	25%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	19.7%
Financials	17.1%
Health Care	16.4%
Communication Services	12.2%
Consumer Staples	11.0%
Industrials	7.8%
Utilities	5.7%
Consumer Discretionary	5.5%
Energy	2.5%
Materials	2.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	59.1%
Japan	10.5%
China	6.3%
India	6.0%
Taiwan	5.1%
Switzerland	2.5%
Hong Kong	1.3%
Saudi Arabia	1.2%
Singapore	1.0%
Germany	1.0%
Other#	6.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Min Vol Factor ETF
Annual Shareholder Report — August 31, 2024
ACWV-08/24-AR

iShares MSCI Global Silver and Metals Miners ETF
SLVP | Cboe BZX
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$45	0.39%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Silver’s many industrial applications, including batteries, LED chips, and semiconductor chips, helped push the metal’s physical price higher. Due to its conductivity properties, silver is also a critical component of solar panels and wind turbines, as well as in the control rods of nuclear reactors.
  Fluctuations in interest rates and demand from the green energy sector, as well as general uncertainty in the broader economy also benefited the price of silver.
What contributed to performance?
Stocks in Canada were the largest contributor to the Fund’s return. Canada is home to numerous natural resources and benefits from established and transparent mining-friendly regulations. Gold and silver miners advanced during the reporting period as the prices of these metals hit all-time highs, buoyed by hopes for interest rate cuts in the United States and stimulus measures in China. In the United States, the performance of the largest silver mining company in the country benefited from the metal’s potential in the renewables sector. In the United Kingdom, a London-based precious metals miner advanced on an increase in gold production at its key mine in Brazil.
What detracted from performance?
Companies in Mexico’s materials sector were the largest detractors from the Fund’s return during the reporting period. The stock of one of the country’s biggest industrial groups suffered as higher production costs and a strike called by the national mining union negatively impacted operating profits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	28.67%	4.32%	1.27%
Fund Market	28.36	4.20	1.14
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Select Silver Miners Investable Market Index	28.33	4.31	1.22
Key Fund statistics
Net Assets	$229,324,487
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$727,516
Portfolio Turnover Rate	25%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	67.8%
United States	20.0%
Mexico	6.1%
Japan	3.3%
South Africa	1.5%
Peru	0.8%
United Kingdom	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Pan American Silver Corp.	21.7%
Hecla Mining Co.	9.6%
Newmont Corp.	7.4%
Industrias Penoles SAB de CV	6.1%
Wheaton Precious Metals Corp.	4.7%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	4.6%
First Majestic Silver Corp.	4.5%
Aya Gold & Silver Inc.	4.5%
MAG Silver Corp.	4.5%
Fortuna Mining Corp.	4.4%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Silver and Metals Miners ETF
Annual Shareholder Report — August 31, 2024
SLVP-08/24-AR

iShares MSCI Hong Kong ETF
EWH | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$48	0.50%
How did the Fund perform last year?
  China’s economic struggles continued during the reporting period, exacerbated by a prolonged downturn in the property market. Sluggish domestic demand has led to deflation and reduced growth prospects, prompting the Chinese government to introduce stimulus packages.
  As a special administrative region of China, Hong Kong’s equity markets are closely linked to China’s economic performance and policy decisions.
  The threat of increasing policy tariffs on Chinese imports further deteriorated the economic growth landscape as Canada joined the United States, the European Union, and other countries that have imposed sanctions on Chinese imports.
What contributed to performance?
Stocks in the utilities sector contributed to the Fund’s performance during the reporting period, benefiting from supportive local policies for clean energy. Hong Kong’s increasing electricity demand also benefited electric utilities companies.
What detracted from performance?
Financials stocks negatively impacted the Fund’s performance during the reporting period. Slowing economic growth and regulatory changes in China hampered the stock of an American-Hong Kong-based multinational insurance and finance corporation that is also the largest publicly traded life insurance group in the Asia-Pacific region. The operator of the country’s stock exchange declined as trading and listing activities dropped amid China’s economic woes. In the consumer discretionary sector, stocks of Macau-based casinos and gaming stocks declined on new measures to stop unlicensed currency traders. Macau, a Chinese territory, is the world’s largest gambling hub and the only place within China where casino gambling is legal.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(6.97	) %	(3.95	) %	0.02%
Fund Market	(6.53)		(3.75)		0.07
MSCI ACWI ex USA Index	18.21		7.56		4.42
MSCI Hong Kong 25/50 Index	(6.03)		(3.33)		0.64
Key Fund statistics
Net Assets	$509,200,744
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$2,674,550
Portfolio Turnover Rate	14%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The performance of the MSCI Hong Kong 25/50 Index in this report reflects the performance of the MSCI Hong Kong Index through August 31, 2020 and, beginning on September 1, 2020, the performance of the MSCI Hong Kong 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	43.4%
Real Estate	19.4%
Industrials	16.4%
Utilities	12.2%
Consumer Discretionary	4.6%
Consumer Staples	2.2%
Communication Services	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.1%
Hong Kong Exchanges & Clearing Ltd.	11.7%
Techtronic Industries Co. Ltd.	5.1%
Sun Hung Kai Properties Ltd.	4.6%
CK Hutchison Holdings Ltd.	4.5%
CLP Holdings Ltd.	4.4%
Link REIT	4.2%
BOC Hong Kong Holdings Ltd.	4.0%
Power Assets Holdings Ltd.	3.4%
Hang Seng Bank Ltd.	3.2%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Hong Kong ETF
Annual Shareholder Report — August 31, 2024
EWH-08/24-AR

iShares MSCI Israel ETF
EIS | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$66	0.59%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, global stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Israel registered solid returns during the reporting period despite an unprecedented strike by Hamas in October 2023. The attack and resulting war have caused bouts of volatility, including steep declines in certain sectors and rallies in others.
What contributed to performance?
Stocks in the information technology sector were the largest contributors to the Fund’s performance during the reporting period. Israel has spent heavily on research and development and has a reputation for being an innovative leader, particularly within the cybersecurity field. Firms that provide network safety solutions witnessed a considerable jump in their stock prices following a security incident at a rival firm that caused disruptions across industries. Israel also has a burgeoning healthcare industry, helped by a positive regulatory environment and a skilled workforce. During the reporting period, stocks of pharmaceutical, biotech, and life science firms gained amid merger news and generic drug approvals.
What detracted from performance?
Communication stocks modestly detracted from the Fund’s performance during the reporting period. In the media and entertainment industry, the loss of a significant client adversely affected the stock of an advertising technology firm. In the materials sector, falling fertilizer prices and geopolitical events negatively affected chemicals companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	23.62%	6.19%	4.43%
Fund Market	23.33	6.23	4.39
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Israel Capped Investable Market Index	23.77	6.60	4.88
Key Fund statistics
Net Assets	$154,484,656
Number of Portfolio Holdings	106
Net Investment Advisory Fees	$828,668
Portfolio Turnover Rate	7%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.0%
Financials	23.2%
Health Care	10.5%
Real Estate	8.5%
Industrials	6.5%
Consumer Discretionary	3.4%
Utilities	2.2%
Consumer Staples	2.2%
Materials	2.0%
Communication Services	1.8%
Energy	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Teva Pharmaceutical Industries Ltd.	9.8%
Check Point Software Technologies Ltd.	8.1%
Bank Leumi Le-Israel BM	6.8%
Bank Hapoalim BM	5.9%
CyberArk Software Ltd.	5.8%
Nice Ltd.	5.1%
Monday.com Ltd.	4.4%
Wix.com Ltd.	4.1%
Israel Discount Bank Ltd., Class A	3.2%
Nova Ltd.	3.1%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Israel ETF
Annual Shareholder Report — August 31, 2024
EIS-08/24-AR

iShares MSCI Italy ETF
EWI | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$57	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Italy’s monetary policy, including its policy rate, is determined by the ECB.
  Cooling inflation, robust wage growth, and rising employment painted a favorable picture for the Italian economy during the reporting period. However, Italy’s growing public debt strained economic growth and impeded private sector investment.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s performance during the reporting period, led by the banking industry. Despite a contested windfall tax on the banking sector issued in late 2023, revenue growth among Italian banks remained strong, boosted by significantly higher lending income and a rebound in fee and commission income. Consumer discretionary stocks also contributed to performance, most notably among automobile manufacturers that are supported by strong order books extending well into 2025.
What detracted from performance?
Stocks in the consumer staples sector detracted the most from the Fund’s return during the reporting period, led by the beverages industry. Following reports that the company is being investigated for unpaid taxes, the stock of an Italian wine and spirits producer slipped as it announced plans to buy a French cognac brand, hurting profit margins.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	26.02%	11.21%	5.30%
Fund Market	25.59	11.10	5.30
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Italy 25/50 Index	25.70	11.35	5.44
Key Fund statistics
Net Assets	$470,324,618
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$1,819,814
Portfolio Turnover Rate	18%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	39.2%
Consumer Discretionary	19.6%
Utilities	17.7%
Industrials	6.8%
Energy	6.6%
Health Care	5.1%
Communication Services	3.0%
Consumer Staples	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Ferrari NV	11.6%
Enel SpA	11.4%
UniCredit SpA	11.3%
Intesa Sanpaolo SpA	11.3%
Generali	4.6%
Prysmian SpA	4.5%
Stellantis NV	4.5%
Eni SpA	4.4%
Moncler SpA	3.6%
Terna - Rete Elettrica Nazionale	3.3%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Italy ETF
Annual Shareholder Report — August 31, 2024
EWI-08/24-AR

iShares MSCI Japan ETF
EWJ | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$55	0.50%
How did the Fund perform last year?
  Bolstered by solid corporate earnings and a weak yen, Japanese equities registered significant gains during the reporting period.
  Helping the country’s economic growth was accelerating inflation, better-than-expected industrial production, and tight labor conditions.
  As the country moved from deflation to inflation, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
What contributed to performance?
The financials sector was the largest contributor to the Fund’s return during the reporting period. The country’s banking sector gained as the Bank of Japan ended its multi-year zero interest rate policy. The central bank raised rates and reduced its bond buying as it attempted to normalize monetary policy, boosting the net income interest (the difference between the rates banks charge for loans and the rates they pay for deposits) of Japanese banks. Insurance companies also gained on the higher rate regime and anticipated growth. The industrials sector was another source of growth for the Fund, helped by the performance of trading companies and industrial conglomerates. These firms play a vital role in Japan’s economy, operating across various sectors, including commodities, energy, metals, chemicals, consumer goods, logistics, and finance. Information technology stocks also contributed to the Fund’s return, helped by solid performance from technology hardware and semiconductor firms.
What detracted from performance?
During the reporting period, there were no material detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.92%	7.80%	6.01%
Fund Market	19.29	7.75	5.99
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Japan Index	19.69	8.12	6.36
Key Fund statistics
Net Assets	$15,577,433,647
Number of Portfolio Holdings	201
Net Investment Advisory Fees	$74,230,696
Portfolio Turnover Rate	6%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.8%
Consumer Discretionary	17.9%
Information Technology	14.9%
Financials	14.3%
Health Care	8.8%
Communication Services	7.0%
Consumer Staples	5.4%
Materials	4.2%
Real Estate	2.7%
Utilities	1.1%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	4.9%
Sony Group Corp.	3.1%
Mitsubishi UFJ Financial Group Inc.	2.9%
Hitachi Ltd.	2.9%
Keyence Corp.	2.3%
Recruit Holdings Co. Ltd.	2.3%
Sumitomo Mitsui Financial Group Inc.	2.1%
Tokyo Electron Ltd.	2.0%
Shin-Etsu Chemical Co. Ltd.	2.0%
Daiichi Sankyo Co. Ltd.	1.9%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Japan ETF
Annual Shareholder Report — August 31, 2024
EWJ-08/24-AR

iShares MSCI Japan Small-Cap ETF
SCJ | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$53	0.50%
How did the Fund perform last year?
  Bolstered by solid corporate earnings and a weak yen, Japanese equities registered solid gains during the reporting period. Smaller-capitalization companies underperformed their larger peers.
  Helping the country’s economic growth was accelerating inflation, better-than-expected industrial production, and tight labor conditions.
  As the country moved from deflation to inflation, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
What contributed to performance?
The industrials sector was the largest source of growth for the Fund during the reporting period, helped by the performance of building products, construction and engineering, electrical equipment, and machinery companies. Investments in infrastructure and efforts toward decarbonization by the Japanese government helped the firms that provide these services. In the consumer discretionary sector, consumer electronic firms benefited from the rapid evolution of the global camera industry. Information technology stocks also contributed to the Fund’s return, helped by solid performance from semiconductors and semiconductor equipment firms. Stocks of Japan’s chip equipment makers gained from strong demand and upgraded their full-year forecasts as firms continued to invest in artificial intelligence servers. Benefiting from solid growth, companies in the electronic equipment, instruments, and components industry also gained. In the financials sector, the stocks of regional banks increased following the interest rate hike by the Bank of Japan.
What detracted from performance?
During the reporting period, there were no material detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.65%	4.42%	5.29%
Fund Market	12.05	4.37	5.28
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Japan Small Cap Index	12.62	4.68	5.58
Key Fund statistics
Net Assets	$108,135,350
Number of Portfolio Holdings	853
Net Investment Advisory Fees	$590,240
Portfolio Turnover Rate	21%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	26.1%
Consumer Discretionary	16.1%
Materials	10.7%
Information Technology	10.1%
Real Estate	9.1%
Consumer Staples	9.0%
Financials	8.0%
Health Care	4.8%
Communication Services	2.9%
Utilities	2.2%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Fujikura Ltd.	0.7%
Sumitomo Forestry Co. Ltd.	0.7%
IHI Corp.	0.6%
Ebara Corp.	0.6%
Toyo Suisan Kaisha Ltd.	0.6%
MISUMI Group Inc.	0.5%
Sojitz Corp.	0.5%
Kawasaki Heavy Industries Ltd.	0.5%
Isetan Mitsukoshi Holdings Ltd.	0.5%
Seibu Holdings Inc.	0.5%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Japan Small-Cap ETF
Annual Shareholder Report — August 31, 2024
SCJ-08/24-AR

iShares MSCI Malaysia ETF
EWM | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$57	0.50%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period. However, weakening growth in China, geopolitical concerns, and a stronger U.S. dollar weighed on equity performance.
  Malaysia’s economic growth was supported by strong domestic demand, a stable government, a revitalized interest in tourism, and an expansion of exports. The country also benefited from its robust currency, which outpaced its regional peers during the reporting period.
  Malaysian officials announced plans to increase technology investments in the country through training of local citizens.
What contributed to performance?
The financials sector was the strongest contributor to the Fund’s performance during the reporting period. Diversified banking stocks rallied, helped by a surge in foreign inflows and a stable interest rate environment as the Bank of Malaysia held interest rates steady. Additionally, Malaysian banks benefited from investment and trading income, as well as favorable foreign exchange rates. In the utilities sector, the country’s largest electric utility was helped by robust domestic demand, an increased need for data centers, and plans to increase its renewable energy portfolio. Within the construction and engineering industry of the industrials sector, a company that specializes in engineering, property, and infrastructure development around the world was another contributor. This firm is utilizing its next-generation industrial building systems to fast track the delivery of data centers needed for artificial intelligence.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	26.96%	1.99%	(2.17	) %
Fund Market	27.14	2.06	(2.15)
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Malaysia Index	27.60	2.38	(1.84)
Key Fund statistics
Net Assets	$322,421,455
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$1,263,983
Portfolio Turnover Rate	18%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	42.3%
Utilities	13.7%
Consumer Staples	10.4%
Industrials	9.8%
Communication Services	7.2%
Materials	6.6%
Consumer Discretionary	4.5%
Health Care	2.6%
Information Technology	1.7%
Energy	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Public Bank Bhd	13.4%
Malayan Banking Bhd	11.2%
CIMB Group Holdings Bhd	10.9%
Tenaga Nasional Bhd	7.3%
Press Metal Aluminium Holdings Bhd	3.5%
Petronas Chemicals Group Bhd	3.1%
Gamuda Bhd	2.8%
Petronas Gas Bhd	2.8%
Hong Leong Bank Bhd	2.6%
IHH Healthcare Bhd	2.6%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Malaysia ETF
Annual Shareholder Report — August 31, 2024
EWM-08/24-AR

iShares MSCI Mexico ETF
EWW | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$47	0.50%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Latin American economies were negatively impacted by slowing commodity prices, one of their main exports, and Mexican equities suffered steep losses.
  The landslide presidential win by Claudia Sheinbaum, leader of Mexico’s ruling party, raised concerns about reduced checks and balances on the Mexican government and downwardly pressured stocks.
What contributed to performance?
Healthcare stocks modestly contributed to the Fund’s return during the reporting period. This was attributed mainly to a pharmaceutical and personal care company that benefited from strategic moves such as refinancing its long-term debt and acquiring four new brands, further boosting investor confidence.
What detracted from performance?
The consumer staples sector was the largest detractor from the Fund’s performance during the reporting period. Companies that engage in food retailing and those that provide soft drinks and non-alcoholic beverages and food products were weighed down by higher costs and negative foreign exchange effects due to the appreciation of the Mexican peso. In addition, a major company in the consumer staples merchandise retail industry faced regulatory challenges that negatively impacted its stock price. In the materials sector, stocks of construction materials companies that provide building materials internationally were pressured by weakening demand for cement globally and slowing domestic growth. Industrials stocks, mainly those involved in transportation, were negatively pressured by rising inflation and overall slowing economic growth.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years	10 Years
Fund NAV	(11.91	) %	7.43%	(0.76	) %
Fund Market	(11.92)		7.43	(0.78)
MSCI Emerging Markets Index	15.07		4.79	2.56
MSCI Mexico IMI 25/50 Index	(12.40)		7.96	(0.37)
Key Fund statistics
Net Assets	$1,329,763,434
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$8,638,130
Portfolio Turnover Rate	10%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	31.3%
Financials	17.6%
Materials	15.9%
Industrials	15.2%
Communication Services	10.2%
Real Estate	7.7%
Consumer Discretionary	1.4%
Health Care	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Fomento Economico Mexicano SAB de CV	9.8%
Grupo Financiero Banorte SAB de CV, Class O	9.6%
Wal-Mart de Mexico SAB de CV	8.7%
America Movil SAB de CV Mexico, Series B	7.8%
Grupo Mexico SAB de CV, Series B	7.7%
Cemex SAB de CV	4.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.3%
Grupo Aeroportuario del Sureste SAB de CV, Class B	3.2%
Grupo Bimbo SAB de CV, Series A	3.0%
Arca Continental SAB de CV	3.0%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Mexico ETF
Annual Shareholder Report — August 31, 2024
EWW-08/24-AR

iShares MSCI Netherlands ETF
EWN | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$56	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, the Netherlands’ monetary policy, including its policy rate, is determined by the ECB.
  After exiting a technical recession at the start of the reporting period, the Dutch economy has been on solid footing, driven by improved household spending and cooling inflation.
What contributed to performance?
Stocks in the information technology sector strongly contributed to the Fund’s return during the reporting period, led by the semiconductor materials and equipment industry. Amid ongoing enthusiasm for artificial intelligence, companies that provide the equipment necessary to manufacture crucial semiconductor chips continue to dominate, particularly a Dutch lithography manufacturing company that sells the most advanced chip-making machine. Financial stocks also positively impacted performance, most notably among banks that saw profits and total income boosted by higher-for-longer interest rates and improving business momentum during the reporting period. Stocks in the industrials sector, particularly in the commercial and professional services industry, also aided performance.
What detracted from performance?
During the reporting period that ended August 31, 2024, there were no notable detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	25.72%	12.31%	9.51%
Fund Market	25.46	12.30	9.53
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Netherlands IMI 25/50 Index	25.89	12.81	9.85
Key Fund statistics
Net Assets	$294,687,015
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$1,209,823
Portfolio Turnover Rate	13%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The performance of the MSCI Netherlands IMI 25/50 Index in this report reflects the performance of the MSCI Netherlands Investable Market Index through August 31, 2017 and, beginning on September 1, 2017, the performance of the MSCI Netherlands IMI 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.0%
Financials	20.1%
Industrials	16.4%
Consumer Staples	11.6%
Consumer Discretionary	7.6%
Materials	6.4%
Communication Services	4.6%
Health Care	3.7%
Energy	1.7%
Real Estate	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	21.7%
ING Groep NV	7.3%
Prosus NV	6.5%
Wolters Kluwer NV	4.9%
Koninklijke Ahold Delhaize NV	4.0%
Adyen NV	3.8%
ASM International NV	3.7%
Koninklijke Philips NV	3.4%
DSM-Firmenich AG	3.2%
Heineken NV	3.2%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Netherlands ETF
Annual Shareholder Report — August 31, 2024
EWN-08/24-AR

iShares MSCI Pacific ex Japan ETF
EPP | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$52	0.48%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of global equities during the reporting period.
  The Australian economy was mixed during the reporting period with persistent inflation and weak economic growth. The country’s held rates steady citing persistently high inflation, which strengthened the Australian dollar.
  Despite starting the reporting period in a technical recession, New Zealand posted positive returns as economic conditions slightly improved due in part to a tourism recovery.
  As a special administrative region of China, Hong Kong’s equity markets are closely linked to China’s economic performance and policy decisions.
What contributed to performance?
Australian stocks overwhelmingly contributed to the Fund’s return. Diversified banks in the financials sector were positively impacted by solid lending growth and strong earnings reports. Diversified capital markets, financial exchanges and data stocks also contributed to the Fund’s return. In the consumer discretionary sector, a diversified conglomerate that owns several well-known retail stores benefited from strong sales, leading the firm to increase its dividend. Singapore has seen strong inflows of wealth due to its political stability, low taxes, and favorable policies toward family offices and trusts, positively impacting financials stocks.
What detracted from performance?
Conversely, financials stocks in Hong Kong negatively impacted the Fund’s performance during the reporting period. Slowing economic growth and regulatory changes in China hampered the stock of an American-Hong Kong-based multinational insurance and finance corporation that is also the largest publicly traded life insurance group in the Asia-Pacific region.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.24%	4.59%	3.00%
Fund Market	15.14	4.60	3.00
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Pacific ex Japan Index	15.70	5.10	3.47
Key Fund statistics
Net Assets	$1,973,839,822
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$8,891,693
Portfolio Turnover Rate	8%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	40.5%
Materials	13.3%
Real Estate	8.4%
Industrials	8.1%
Health Care	7.8%
Consumer Discretionary	5.4%
Communication Services	4.8%
Consumer Staples	3.7%
Utilities	3.6%
Energy	2.9%
Information Technology	1.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	69.3%
Hong Kong	16.4%
Singapore	12.7%
New Zealand	1.6%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Pacific ex Japan ETF
Annual Shareholder Report — August 31, 2024
EPP-08/24-AR

iShares MSCI Russia ETF
ERUS
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%
How did the Fund perform last year?
The Fund sought to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.
During the period, the Fund was able to sell certain investments, which were previously being fair valued at a nominal value like all other local Russian equities and Russian exposed ADR and GDR securities, and received interest on its money market fund holdings.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Fund NAV(a)	8,908.28%	(28.53	) %	(13.33	) %
Fund Market(b)	N/A	(42.42)		(14.11)
MSCI Russia 25/50 Index(c)	N/A	(91.92)		(71.67)
Key Fund statistics
Net Assets	$529,902
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%
(a)
Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value with all other local Russian equities and Russian exposed ADR and GDR securities.

(b)
Effective March 4, 2022, NYSE Arca, Inc. halted trading of the Fund and the Fund Market returns shown are as follows: 5 Years return and 10 Years return from September 1, 2019 and September 1, 2014, respectively through March 4, 2022. A 1 Year Fund Market return is not shown as NYSE Arca, Inc. halted trading of the Fund prior to September 1, 2023.

(c)
Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns shown are as follows: 5 Years return and 10 Years return from September 1, 2019 and September 1, 2014, respectively through May 31, 2022. A 1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to September 1, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
What did the Fund invest in?
(as of August 31, 2024)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	94.5%
Inter RAO UES PJSC	2.9
Gazprom PJSC	0.5%
Surgutneftegas PJSC	0.5%
Surgutneftegas PJSC (Preferred)	0.5%
Sberbank of Russia PJSC	0.4%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.1%
Moscow Exchange MICEX-RTS PJSC	0.1%
Novolipetsk Steel PJSC	0.1%
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Russia ETF
Annual Shareholder Report — August 31, 2024
ERUS-08/24-AR

iShares MSCI Singapore ETF
EWS | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$54	0.50%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, although this was countered by weakening growth in China, geopolitical concerns, and a stronger U.S. dollar.
  Singapore’s central bank kept monetary policy unchanged as the country experienced moderate economic growth and slowing inflation during the reporting period.
  Singapore equities gained during the reporting period, particularly the financial sector, which saw continued inflows of foreign deposits.
What contributed to performance?
The financials sector was the leading contributor to the Fund’s return during the reporting period. Singapore has seen strong inflows of wealth due to its political stability, low taxes, and favorable policies toward family offices and trusts, positively impacting the performance of diversified banks. Additionally, banks benefited from improved net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). In the communication sector, the country’s largest telecommunications operator was helped by strategic initiatives, positive institutional inflows, and an increase in its dividend. Also contributing to performance was the stock of an e-commerce firm that reported earnings that surpassed consensus expectations.
What detracted from performance?
The industrials sector detracted from the Fund’s performance during the reporting period, most notably the stock of a leading ride-share business. The company’s growth rate was lower than its rivals, leading to disappointing earnings results. Additionally, a company that provides engineering solutions came under pressure following an investigation into possible securities violations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.87%	2.54%	1.15%
Fund Market	16.53	2.50	1.13
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Singapore 25/50 Index	17.35	3.07	1.61
Key Fund statistics
Net Assets	$512,558,313
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$2,271,448
Portfolio Turnover Rate	26%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The performance of the MSCI Singapore 25/50 Index in this report reflects the performance of the MSCI Singapore Index through November 30, 2016 and, beginning on December 1, 2016, the performance of the MSCI Singapore 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	50.6%
Industrials	17.8%
Real Estate	9.2%
Communication Services	9.0%
Utilities	4.6%
Consumer Staples	4.5%
Consumer Discretionary	4.3%
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	22.5%
Oversea-Chinese Banking Corp. Ltd.	19.0%
Singapore Telecommunications Ltd.	4.7%
CapitaLand Ascendas REIT	4.6%
Sembcorp Industries Ltd.	4.6%
Singapore Airlines Ltd.	4.6%
Singapore Exchange Ltd.	4.5%
Wilmar International Ltd.	4.5%
United Overseas Bank Ltd.	4.5%
Keppel Ltd.	4.5%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Singapore ETF
Annual Shareholder Report — August 31, 2024
EWS-08/24-AR

iShares MSCI South Africa ETF
EZA | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$66	0.59%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Despite structural issues, including energy supply constraints and unemployment, market optimism persisted, and South African equities registered gains for the reporting period.
What contributed to performance?
The financials sector was, on average, the largest weighting of the Fund and also the most significant contributor to the Fund’s return during the reporting period. As the South African Reserve Bank kept interest rates high, diversified banks and diversified financial services benefited from rising net interest income (the difference between what banks receive from loans and what they pay on deposits). In the consumer discretionary sector, the growing shift toward e-commerce helped broadline and apparel retailers. Additionally, miners in the materials sector benefited from the soaring price of gold, as the country is home to some of the world’s largest gold mines.
What detracted from performance?
In the communications sector, a large mobile operator detracted from the Fund’s returns during the reporting period. The firm has a substantial international client base, and the combination of currency devaluations, regional conflicts, and operational challenges significantly impacted the firm’s financial performance and stock price over the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.32%	4.74%	0.01%
Fund Market	23.48	4.84	0.08
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI South Africa 25/50 Index	23.73	5.20	0.53
Key Fund statistics
Net Assets	$294,677,925
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$1,651,857
Portfolio Turnover Rate	4%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The performance of the MSCI South Africa 25/50 Index in this report reflects the performance of the MSCI South Africa Index through August 31, 2017 and, beginning on September 1, 2017, the performance of the MSCI South Africa 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	41.4%
Materials	18.7%
Consumer Discretionary	18.3%
Consumer Staples	9.2%
Communication Services	5.1%
Industrials	2.3%
Health Care	2.2%
Real Estate	1.9%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Naspers Ltd., Class N	15.7%
FirstRand Ltd.	10.1%
Standard Bank Group Ltd.	7.5%
Capitec Bank Holdings Ltd.	5.9%
Gold Fields Ltd.	5.1%
Anglogold Ashanti PLC	4.2%
Sanlam Ltd.	3.7%
Shoprite Holdings Ltd.	3.6%
Bid Corp. Ltd.	3.5%
MTN Group Ltd.	3.5%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI South Africa ETF
Annual Shareholder Report — August 31, 2024
EZA-08/24-AR

iShares MSCI South Korea ETF
EWY | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$61	0.59%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period.
  South Korean equities posted modest returns amid moderating inflation, but concerns remain about slowing jobs growth. The Bank of Korea kept the monetary policy unchanged during the reporting period.
  Powered by artificial intelligence, information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
South Korea’s financials sector was the largest contributor to the Fund’s performance during the reporting period. Stocks of diversified banks moved higher following regulatory efforts to speed up corporate reforms, boost shareholder profits, and increase tax benefits. In healthcare, pharmaceuticals and biotechnology firms benefited from acquisitions, positive clinical trials, and drug approvals.
What detracted from performance?
The materials sector detracted the most from the Fund’s performance during the reporting period. In the commodity chemicals industry, companies that manufacture batteries declined due to slowing global demand for electric vehicles and overproduction by China, leading some manufacturers to cut prices. In the metals and mining industry, steelmakers were negatively impacted by higher raw material prices and reduced demand. In the industrials sector, slowing demand for electric vehicles and a supply glut for rechargeable batteries spread to electrical equipment stocks, causing them to decline.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.55%	6.10%	1.68%
Fund Market	7.63	6.07	1.66
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Korea 25/50 Index	7.65	6.50	2.08
Key Fund statistics
Net Assets	$5,067,752,318
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$26,928,392
Portfolio Turnover Rate	18%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.6%
Industrials	15.8%
Financials	13.7%
Consumer Discretionary	10.5%
Health Care	8.8%
Materials	6.3%
Communication Services	5.6%
Consumer Staples	2.6%
Energy	1.5%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	21.3%
SK Hynix Inc.	8.3%
Hyundai Motor Co.	3.2%
KB Financial Group Inc.	3.0%
Celltrion Inc.	2.8%
Kia Corp.	2.5%
Shinhan Financial Group Co. Ltd.	2.3%
POSCO Holdings Inc.	2.2%
NAVER Corp.	2.0%
Samsung SDI Co. Ltd.	1.7%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI South Korea ETF
Annual Shareholder Report — August 31, 2024
EWY-08/24-AR

iShares MSCI Spain ETF
EWP | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$56	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Spain’s monetary policy, including its policy rate, is determined by the ECB.
  Driven by strong tourism and low unemployment, Spain’s economy outperformed its peers in the European Union during the reporting period.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s return during the reporting period, led by the banking industry. Banks have continued to benefit from high interest rates, leading to a substantial increase in net interest income (the difference between what banks receive from loans and what they pay on deposits). Additionally, household and corporate deposits have grown primarily due to favorable economic conditions within the country. Utilities stocks also benefited performance, most notably among electric utilities that invested heavily in green energy, renewables, and grid infrastructure.
What detracted from performance?
Stocks in the energy sector detracted the most from the Fund’s performance during the reporting period, most notably in the integrated oil and gas industry. Amid increasing tax pressures on the sector and a windfall tax stemming from surging energy prices, a Spanish energy and petrochemical company announced a plan to potentially merge its North Sea operations with a private-equity-backed company, negatively impacting its stock.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.72%	8.15%	1.59%
Fund Market	22.89	8.22	1.64
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Spain 25/50 Index	23.21	8.53	1.97
Key Fund statistics
Net Assets	$1,048,723,910
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$4,436,100
Portfolio Turnover Rate	15%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.1%
Utilities	26.8%
Industrials	12.7%
Consumer Discretionary	9.0%
Communication Services	8.9%
Energy	4.3%
Health Care	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Iberdrola SA	17.6%
Banco Santander SA	15.7%
Banco Bilbao Vizcaya Argentaria SA	12.2%
Amadeus IT Group SA	4.6%
Ferrovial SE	4.5%
Aena SME SA	4.5%
CaixaBank SA	4.5%
Cellnex Telecom SA	4.5%
Industria de Diseno Textil SA	4.5%
Telefonica SA	4.4%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Spain ETF
Annual Shareholder Report — August 31, 2024
EWP-08/24-AR

iShares MSCI Sweden ETF
EWD | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$63	0.54%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
  Inflation in Sweden cooled considerably while unemployment ticked up slightly and growth weakened; this led Riksbank, the Swedish central bank, to cut rates twice during the reporting period while also signaling it will continue to ease monetary policy at a faster-than-anticipated pace.
What contributed to performance?
Stocks in the industrials sector strongly contributed to the Fund’s performance during the reporting period, led by the capital goods industry. A Swedish multinational industrial company with a wide range of business lines rose after it successfully completed the acquisition of two manufacturers to expand its current product offerings within its scientific vacuum, compressor technique, and helium leak detection divisions. Financials stocks also positively impacted performance. A Swedish investment and holding company was helped by its substantial investment in a profitable telecommunication equipment vendor.
What detracted from performance?
During the reporting period that ended August 31, 2024, there were no notable detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	31.89%	11.70%	5.73%
Fund Market	31.78	11.62	5.73
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Sweden 25/50 Index	31.60	11.29	5.17
Key Fund statistics
Net Assets	$307,052,754
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$1,568,128
Portfolio Turnover Rate	16%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The performance of the MSCI Sweden 25/50 Index in this report reflects the performance of the MSCI Sweden Index through November 30, 2016 and, beginning on December 1, 2016, the performance of the MSCI Sweden 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	50.7%
Financials	23.8%
Information Technology	7.4%
Consumer Discretionary	5.2%
Materials	3.5%
Consumer Staples	3.2%
Communication Services	2.4%
Real Estate	1.9%
Health Care	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Investor AB, Class B	9.0%
Atlas Copco AB, Class A	8.6%
Volvo AB, Class B	7.4%
Assa Abloy AB, Class B	5.7%
Atlas Copco AB, Class B	4.4%
Skandinaviska Enskilda Banken AB, Class A	4.3%
Sandvik AB	4.0%
Hexagon AB, Class B	3.7%
Telefonaktiebolaget LM Ericsson, Class B	3.6%
Evolution AB	3.3%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Sweden ETF
Annual Shareholder Report — August 31, 2024
EWD-08/24-AR

iShares MSCI Switzerland ETF
EWL | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$54	0.50%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. The Swiss National Bank cut interest rates twice so far in 2024 and signaled a third cut could come before year-end.
  With low inflation and unemployment, Switzerland’s economy proved resilient during the reporting period; export activity started to rebound as its currency weakened, but geopolitical conflicts continued to pose risks.
What contributed to performance?
Stocks in the healthcare sector contributed the most to the Fund’s performance during the reporting period, led by the pharmaceutical, biotechnology, and life sciences industry. The stock of a Swiss drugmaker increased due to strong demand for its cardiovascular, arthritis, and psoriasis drugs. Financials stocks also benefited performance, most notably within the insurance sector, as record performance in life insurance for business and commercial insurance growth drove the profits of a large Swiss insurance company.
What detracted from performance?
During the reporting period, stocks in the consumer staples sector detracted the most from the Fund’s return, most notably within the packaged food and meats industry. The stock of a Swiss packaged food and beverage giant declined as cost-conscious consumers continued to trade down for more affordable options at the grocery store.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.32%	9.39%	6.92%
Fund Market	16.97	9.25	6.90
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Switzerland 25/50 Index	16.80	9.43	7.02
Key Fund statistics
Net Assets	$1,310,942,714
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$5,866,007
Portfolio Turnover Rate	6%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	36.5%
Consumer Staples	18.2%
Financials	16.9%
Industrials	10.4%
Materials	9.7%
Consumer Discretionary	5.2%
Information Technology	1.2%
Communication Services	1.0%
Real Estate	0.6%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nestle SA	16.1%
Novartis AG	13.5%
Roche Holding AG	13.3%
Zurich Insurance Group AG	4.5%
ABB Ltd.	4.5%
UBS Group AG	4.4%
Cie Financiere Richemont SA, Class A	4.3%
Holcim AG	3.0%
Alcon Inc.	2.9%
Lonza Group AG	2.8%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Switzerland ETF
Annual Shareholder Report — August 31, 2024
EWL-08/24-AR

iShares MSCI Taiwan ETF
EWT | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$69	0.59%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, however, weakening growth in China, geopolitical concerns, and a stronger U.S. dollar weighed on returns.
  Taiwan’s status as the center of semiconductor manufacturing has attracted significant foreign investment and technological advancements, pushing the country’s equity markets to new all-time highs.
  The strength of the technology sector, powered by artificial intelligence (“AI”) and the semiconductor firms that manufacture the chips that power AI, helped Taiwanese equities gain during the reporting period.
What contributed to performance?
Information technology stocks overwhelmingly contributed to the Fund’s return. Gains were dominated by firms in the semiconductor segment, predominately from the country’s largest firm and one of the world’s largest semiconductor companies. In addition to their use in AI applications, semiconductors are used in smartphones, laptops, automotives, and many other industries. Taiwan’s financials sector also contributed to the Fund’s performance. Diversified banks were supported by a high retail deposit base, recovering corporate lending, and solid wealth management fees. Companies within life and health insurance also gained.
What detracted from performance?
Detracting from the Fund’s return during the reporting period were stocks within the materials sector. Within the commodity chemicals industry, the stock of the country’s largest industrial conglomerate suffered from soft petrochemical demand, a weak recovery in China, and foreign exchange losses.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	32.85%	17.16%	10.36%
Fund Market	33.00	17.09	10.27
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Taiwan 25/50 Index	32.81	17.76	11.00
Key Fund statistics
Net Assets	$5,233,503,864
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$24,086,418
Portfolio Turnover Rate	24%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The performance of the MSCI Taiwan 25/50 Index in this report reflects the performance of the MSCI Taiwan Index through November 30, 2016 and, beginning on December 1, 2016, the performance of the MSCI Taiwan 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	63.6%
Financials	17.7%
Industrials	5.6%
Materials	4.3%
Consumer Discretionary	3.1%
Communication Services	2.8%
Consumer Staples	1.8%
Health Care	0.7%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	22.0%
Hon Hai Precision Industry Co. Ltd.	5.9%
MediaTek Inc.	4.9%
Delta Electronics Inc.	2.2%
Quanta Computer Inc.	2.1%
Fubon Financial Holding Co. Ltd.	2.1%
United Microelectronics Corp.	1.8%
CTBC Financial Holding Co. Ltd.	1.7%
Cathay Financial Holding Co. Ltd.	1.6%
ASE Technology Holding Co. Ltd.	1.5%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Taiwan ETF
Annual Shareholder Report — August 31, 2024
EWT-08/24-AR

iShares MSCI Thailand ETF
THD | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$57	0.59%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while weakening growth in China, geopolitical concerns, and a stronger U.S. dollar weighed on returns.
  While Thailand’s economy has experienced a tourism revival, the country has seen an uneven recovery amid weak export growth, rising living costs, a slump in manufacturing, and high household debt.
  The country’s slow economic growth weighed on Thailand’s stock markets and its currency, the baht.
  To boost consumer spending, the Thai government launched a digital wallet plan and distributed approximately $276 per eligible Thai citizen. Around 45-50 million Thai citizens and more than two million vendors are expected to participate in the program.
What contributed to performance?
Within the communications sector, companies that engage in wireless telecommunications services contributed the most to the Fund’s return during the reporting period. Government policies to drive consumption boosted spending on mobile services.
What detracted from performance?
Materials stocks were the largest detractor from the Fund’s performance during the reporting period. Within the commodity chemicals industry, stocks were pressured by an increasingly competitive landscape and rising debt levels. Construction materials companies were negatively impacted by a slowdown in the Thai economy, leading to sluggish sales and weak demand. Independent power and renewable electricity producers in the utilities sector detracted amid an environment of slowing economic growth and geopolitical risks. In the consumer discretionary sector, broadline retailers detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(7.76	) %	(4.76	) %	(0.33	) %
Fund Market	(8.03)		(4.77)		(0.40)
MSCI Emerging Markets Index	15.07		4.79		2.56
MSCI Thailand IMI 25/50 Index	(7.82)		(4.60)		(0.11)
Key Fund statistics
Net Assets	$238,356,604
Number of Portfolio Holdings	119
Net Investment Advisory Fees	$1,504,764
Portfolio Turnover Rate	8%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	13.7%
Consumer Staples	13.6%
Financials	10.4%
Communication Services	10.3%
Health Care	10.0%
Industrials	8.3%
Information Technology	7.7%
Consumer Discretionary	7.6%
Real Estate	6.5%
Materials	6.1%
Utilities	5.8%
Ten largest holdings
Security	Percent of Total Investments(a)
CP ALL PCL	6.7%
PTT PCL	6.4%
Delta Electronics Thailand PCL	6.4%
Bangkok Dusit Medical Services PCL	5.9%
Advanced Info Service PCL	5.6%
Airports of Thailand PCL	4.9%
PTT Exploration & Production PCL	3.8%
Siam Cement PCL (The)	3.5%
Gulf Energy Development PCL	2.9%
Bumrungrad Hospital PCL	2.8%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Thailand ETF
Annual Shareholder Report — August 31, 2024
THD-08/24-AR

iShares MSCI Turkey ETF
TUR | NASDAQ
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$60	0.59%
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Turkish stocks lagged their emerging market counterparts as the country raised policy rates and enacted extreme measures to deal with sky-high inflation.
What contributed to performance?
The financials sector was the largest contributor to the Fund’s return during the reporting period. The banking sector benefited as the policy rate ended the reporting period at 50%, increasing net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Also contributing was the consumer staples sector, particularly among food retailers and food, beverages, and tobacco stocks. As the Turkish lira depreciated due to the severe policy rate hikes, locally produced consumer staples were more competitive domestically and in export markets. Additionally, the necessity of these goods makes them less vulnerable to economic slowdowns.
What detracted from performance?
The major detractors from the Fund’s return during the reporting period were in the materials sector, including those that specialize in chemicals. Companies that specialize in metals and mining were pressured by global economic conditions and fluctuating commodity prices. In the industrials sector, rising energy prices and the country’s broader economic challenges, such as inflation and currency volatility, negatively impacted performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.81%	12.30%	(1.23	) %
Fund Market	1.19	12.17	(1.21)
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Turkey IMI 25/50 Index	2.20	12.61	(0.97)
Key Fund statistics
Net Assets	$219,400,544
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$1,295,624
Portfolio Turnover Rate	14%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The performance of the MSCI Turkey IMI 25/50 Index in this report reflects the performance of the MSCI Turkey Investable Market Index through May 28, 2019 and, beginning on May 29, 2019, the performance of the MSCI Turkey IMI 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.1%
Financials	20.1%
Consumer Staples	17.1%
Materials	12.3%
Consumer Discretionary	9.3%
Energy	5.8%
Communication Services	4.4%
Utilities	2.4%
Real Estate	1.9%
Health Care	1.7%
Information Technology	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BIM Birlesik Magazalar A/S	8.8%
Akbank TAS	6.5%
Turkiye Petrol Rafinerileri AS	5.8%
KOC Holding AS	5.1%
Turk Hava Yollari AO	4.6%
Turkcell Iletisim Hizmetleri AS	4.5%
Turkiye Is Bankasi AS, Class C	4.1%
Yapi ve Kredi Bankasi A/S	3.8%
Haci Omer Sabanci Holding AS	3.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	3.2%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Turkey ETF
Annual Shareholder Report — August 31, 2024
TUR-08/24-AR

iShares MSCI World ETF
URTH | NYSE Arca
Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$27	0.24%
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for most of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks in the United States significantly contributed to the Fund’s return during the reporting period. Among U.S. stocks, the information technology sector was the largest contributor to the Fund’s performance, as firms seen as potential beneficiaries of AI gained. U.S. semiconductors and semiconductor equipment companies were a leading source of strength, as these companies produce the specialty chips needed to power AI. Japanese stocks also contributed to performance, particularly in the industrials industry. The stock of a Japanese manufacturing corporation with several business lines increased as it completed its lengthy restructuring process to focus on AI, power grids, and data centers.
What detracted from performance?
During the reporting period, there were no notable detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2014 through August 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	24.75%	13.30%	9.81%
Fund Market	24.69	13.32	9.79
MSCI All Country World Index	23.44	12.14	8.78
MSCI World Index	24.43	13.11	9.57
Key Fund statistics
Net Assets	$3,713,581,721
Number of Portfolio Holdings	1,420
Net Investment Advisory Fees	$7,556,556
Portfolio Turnover Rate	2%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.7%
Financials	15.5%
Health Care	12.3%
Industrials	11.0%
Consumer Discretionary	9.9%
Communication Services	7.4%
Consumer Staples	6.5%
Energy	4.1%
Materials	3.7%
Utilities	2.6%
Real Estate	2.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	71.4%
Japan	5.8%
United Kingdom	3.8%
Canada	3.1%
France	2.9%
Switzerland	2.6%
Germany	2.2%
Australia	1.9%
Netherlands	1.3%
Denmark	1.0%
Other#	4.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI World ETF
Annual Shareholder Report — August 31, 2024
URTH-08/24-AR

(b) Not applicable

Item 2 –	Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –	Audit Committee Financial Expert - The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-six series of the registrant for which the fiscal year-end is August 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $767,800 for the fiscal year ended August 31, 2023 and $736,520 for the fiscal year ended August 31, 2024.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2023 and August 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $446,200 for the fiscal year ended August 31, 2023 and $446,200 for the fiscal year ended August 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended August 31, 2023 and August 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $446,200 for the fiscal year ended August 31, 2023 and $446,200 for the fiscal year ended August 31, 2024.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani Laura F. Fergerson Cecilia H. Herbert Madhav V. Rajan

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares MSCI Eurozone ETF | EZU | Cboe BZX
• iShares MSCI Germany ETF | EWG | NYSE Arca
• iShares MSCI Italy ETF | EWI | NYSE Arca
• iShares MSCI Spain ETF | EWP | NYSE Arca
• iShares MSCI Switzerland ETF | EWL | NYSE Arca

2

Schedule of Investments
August 31, 2024
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.6%
Erste Group Bank AG	459,859	$25,170,268
OMV AG	203,014	8,854,634
Verbund AG	93,456	7,943,967
voestalpine AG	148,712	3,628,606
		45,597,475
Belgium — 2.9%
Ageas SA/NV	218,425	11,227,654
Anheuser-Busch InBev SA/NV	1,221,613	74,972,940
Argenx SE(a)	81,040	41,878,385
D'ieteren Group	29,560	7,176,105
Elia Group SA/NV	40,845	4,478,017
Groupe Bruxelles Lambert NV	113,233	8,743,266
KBC Group NV	312,969	24,369,969
Lotus Bakeries NV	568	7,145,478
Sofina SA	21,320	5,195,505
Syensqo SA	101,413	8,350,675
UCB SA	172,397	31,223,310
Warehouses De Pauw CVA	244,135	6,534,135
		231,295,439
Finland — 3.1%
Elisa OYJ	194,736	9,751,640
Fortum OYJ	613,131	9,776,394
Kesko OYJ, Class B	371,890	7,534,509
Kone OYJ, Class B	465,049	25,084,044
Metso OYJ	851,106	8,635,320
Neste OYJ	577,393	13,473,018
Nokia OYJ	7,273,564	32,064,048
Nordea Bank Abp	4,297,310	50,774,937
Orion OYJ, Class B	148,122	7,854,322
Sampo OYJ, Class A	613,711	27,360,034
Stora Enso OYJ, Class R	796,134	10,284,166
UPM-Kymmene OYJ	728,252	24,547,061
Wartsila OYJ Abp	685,669	15,122,791
		242,262,284
France — 34.0%
Accor SA	264,928	11,170,637
Aeroports de Paris SA	47,015	6,156,205
Air Liquide SA	788,326	147,139,455
Airbus SE	810,264	124,468,237
Alstom SA(a)	474,201	9,668,685
Amundi SA(b)	83,684	6,284,334
ArcelorMittal SA	643,686	15,080,030
Arkema SA	76,747	7,120,413
AXA SA	2,477,922	94,307,490
BioMerieux	56,557	6,545,108
BNP Paribas SA	1,387,768	95,988,517
Bollore SE	976,710	6,435,665
Bouygues SA	258,926	9,258,039
Bureau Veritas SA	433,820	14,281,720
Capgemini SE	211,636	43,843,278
Carrefour SA	739,578	11,914,799
Cie de Saint-Gobain SA	619,659	54,149,413
Cie Generale des Etablissements Michelin SCA	926,165	36,365,320
Covivio SA/France	76,104	4,236,182
Credit Agricole SA	1,443,885	22,618,378
Danone SA	880,302	61,169,487
Dassault Aviation SA	27,403	5,904,062
Dassault Systemes SE	909,784	35,554,159
Edenred SE	339,294	14,280,657
Eiffage SA	100,666	10,566,420
Security	Shares	Value
France (continued)
Engie SA	2,490,551	$43,864,232
EssilorLuxottica SA	405,337	96,119,068
Eurazeo SE	61,810	4,869,096
Eurofins Scientific SE	184,921	10,555,343
Euronext NV(b)	109,810	11,727,086
Gecina SA	62,825	6,903,795
Getlink SE	415,086	7,485,872
Hermes International SCA	43,186	103,363,949
Ipsen SA	50,990	6,183,292
Kering SA	101,364	29,066,598
Klepierre SA	294,405	8,788,383
La Francaise des Jeux SAEM(b)	142,692	5,817,221
Legrand SA	358,627	40,167,481
L'Oreal SA	328,116	143,962,373
LVMH Moet Hennessy Louis Vuitton SE	374,987	279,108,988
Orange SA	2,531,363	28,872,550
Pernod Ricard SA	278,435	39,643,077
Publicis Groupe SA	312,100	34,422,568
Renault SA	261,825	12,418,949
Rexel SA	307,718	7,764,421
Safran SA	466,087	102,136,339
Sanofi SA	1,554,121	174,431,569
Sartorius Stedim Biotech	39,800	8,086,427
Schneider Electric SE	745,589	190,199,695
SEB SA	34,113	3,552,171
Societe Generale SA	986,618	23,849,456
Sodexo SA	120,201	10,696,049
STMicroelectronics NV	932,477	30,068,710
Teleperformance SE	74,178	8,082,724
Thales SA	129,582	21,771,184
TotalEnergies SE	2,942,510	202,420,472
Unibail-Rodamco-Westfield, New	162,026	12,956,259
Veolia Environnement SA	940,662	31,162,257
Vinci SA	681,279	81,422,927
Vivendi SE	985,544	11,055,715
		2,687,502,986
Germany — 25.3%
adidas AG	220,236	56,504,476
Allianz SE, Registered	534,145	165,935,445
BASF SE	1,217,036	61,860,298
Bayer AG, Registered	1,339,625	41,363,314
Bayerische Motoren Werke AG	433,937	40,271,119
Bechtle AG	112,339	4,840,807
Beiersdorf AG	137,607	19,897,969
Brenntag SE	179,509	13,348,883
Carl Zeiss Meditec AG, Bearer(c)	55,297	4,059,411
Commerzbank AG	1,373,094	20,358,545
Continental AG	150,598	10,182,925
Covestro AG(a)(b)	257,343	15,775,447
CTS Eventim AG & Co. KGaA	85,567	8,060,058
Daimler Truck Holding AG	673,302	25,883,415
Delivery Hero SE, Class A(a)(b)	259,822	8,182,533
Deutsche Bank AG, Registered	2,583,960	42,276,705
Deutsche Boerse AG	259,082	58,247,134
Deutsche Lufthansa AG, Registered	819,363	5,322,689
Deutsche Post AG, Registered	1,390,863	60,371,181
Deutsche Telekom AG, Registered	4,759,645	135,426,161
E.ON SE	3,058,270	43,354,521
Evonik Industries AG	347,419	7,709,072
Fresenius Medical Care AG & Co. KGaA	278,641	10,756,471
Fresenius SE & Co. KGaA(a)	576,724	21,296,663
GEA Group AG	212,183	9,982,317
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Hannover Rueck SE	82,133	$23,302,307
Heidelberg Materials AG	185,875	19,743,069
Henkel AG & Co. KGaA	141,324	11,751,743
Infineon Technologies AG	1,786,109	65,548,737
Knorr-Bremse AG	98,658	8,112,659
LEG Immobilien SE	101,055	9,758,867
Mercedes-Benz Group AG	1,021,175	70,384,518
Merck KGaA	175,704	34,290,114
MTU Aero Engines AG	73,663	22,055,091
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	182,394	98,683,011
Nemetschek SE	78,521	8,222,176
Puma SE	145,853	6,294,738
Qiagen NV, NVS	302,241	13,902,463
Rational AG	6,956	7,021,349
Rheinmetall AG	59,469	35,726,024
RWE AG	862,151	31,099,893
SAP SE	1,423,901	312,465,534
Scout24 SE(b)	102,357	7,808,286
Siemens AG, Registered	1,036,330	194,939,340
Siemens Energy AG(a)	871,946	25,182,762
Siemens Healthineers AG(b)	384,589	22,414,010
Symrise AG, Class A	180,806	23,858,853
Talanx AG(a)	88,020	7,583,563
Vonovia SE	1,009,832	34,904,992
Zalando SE(a)(b)	304,577	7,896,831
		1,994,218,489
Ireland — 0.9%
AIB Group PLC	2,475,450	14,906,897
Bank of Ireland Group PLC	1,387,062	15,933,896
Kerry Group PLC, Class A	214,113	21,501,999
Kingspan Group PLC	212,751	18,524,591
		70,867,383
Italy — 8.3%
Amplifon SpA(c)	172,022	5,562,690
Banco BPM SpA	1,757,518	11,982,500
Davide Campari-Milano NV	842,278	7,787,507
DiaSorin SpA	30,981	3,574,262
Enel SpA	11,090,560	84,295,979
Eni SpA	3,135,093	51,018,074
Ferrari NV	171,881	85,408,846
FinecoBank Banca Fineco SpA	834,199	14,311,926
Generali	1,392,497	38,432,088
Infrastrutture Wireless Italiane SpA(b)	465,475	5,575,574
Intesa Sanpaolo SpA	19,944,217	83,354,437
Leonardo SpA	473,903	12,089,399
Mediobanca Banca di Credito Finanziario SpA	699,403	11,846,516
Moncler SpA	300,755	18,451,273
Nexi SpA(a)(b)(c)	814,080	5,696,480
Poste Italiane SpA(b)	624,546	8,696,023
Prysmian SpA	368,569	25,959,566
Recordati Industria Chimica e Farmaceutica SpA	143,923	8,450,265
Snam SpA	2,762,779	13,723,623
Stellantis NV	2,885,620	48,560,383
Telecom Italia SpA/Milano(a)	13,860,612	3,668,447
Tenaris SA, NVS	647,244	9,525,328
Terna - Rete Elettrica Nazionale	1,925,787	16,767,760
UniCredit SpA	2,008,951	83,502,292
		658,241,238
Netherlands — 14.9%
ABN AMRO Bank NV, CVA(b)	624,766	10,737,933
Security	Shares	Value
Netherlands (continued)
Adyen NV(a)(b)	29,698	$43,828,408
Aegon Ltd.	1,858,011	11,379,294
AerCap Holdings NV	264,522	25,769,733
Akzo Nobel NV	233,215	14,919,608
ASM International NV	62,560	42,595,738
ASML Holding NV	544,870	491,382,219
ASR Nederland NV	216,271	10,599,010
BE Semiconductor Industries NV	105,351	13,893,128
Coca-Cola Europacific Partners PLC	282,056	22,702,688
DSM-Firmenich AG	253,938	34,667,928
EXOR NV, NVS	135,522	15,121,829
Heineken Holding NV	177,772	13,406,667
Heineken NV	391,945	35,362,875
IMCD NV	77,588	12,705,602
ING Groep NV	4,504,464	81,900,731
InPost SA(a)	276,193	5,102,946
JDE Peet's NV	169,277	3,872,700
Koninklijke Ahold Delhaize NV	1,288,949	44,254,414
Koninklijke KPN NV	5,395,732	22,037,162
Koninklijke Philips NV(a)	1,093,617	32,940,511
NN Group NV	371,916	18,241,116
OCI NV	144,123	4,573,799
Prosus NV	1,933,000	71,651,557
Randstad NV	147,796	7,129,644
Universal Music Group NV	1,120,671	29,320,721
Wolters Kluwer NV	338,927	57,958,914
		1,178,056,875
Portugal — 0.6%
EDP Renovaveis SA	430,734	6,890,434
EDP SA	4,285,029	18,016,736
Galp Energia SGPS SA	634,590	13,182,924
Jeronimo Martins SGPS SA	383,683	7,099,822
		45,189,916
Spain — 8.1%
Acciona SA	33,720	4,546,549
ACS Actividades de Construccion y Servicios SA	250,417	11,371,526
Aena SME SA(b)	102,537	20,635,154
Amadeus IT Group SA	614,297	41,450,285
Banco Bilbao Vizcaya Argentaria SA	7,858,768	83,486,716
Banco de Sabadell SA	7,459,195	16,006,774
Banco Santander SA	21,127,861	105,058,636
CaixaBank SA	4,955,352	29,846,808
Cellnex Telecom SA(b)	722,508	27,899,685
Endesa SA	437,046	9,227,763
Ferrovial SE	711,503	29,750,366
Grifols SA(a)(c)	413,336	4,554,631
Iberdrola SA	8,328,101	118,164,564
Industria de Diseno Textil SA	1,487,443	80,582,986
Redeia Corp. SA	392,304	7,451,227
Repsol SA	1,660,714	22,804,879
Telefonica SA	5,412,250	24,485,434
		637,323,983
Total Common Stocks — 98.7% (Cost: $7,469,139,993)		7,790,556,068
Preferred Stocks
Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	81,121	7,020,838
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	155,331	12,182,516
Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	230,758	$21,137,515
Porsche Automobil Holding SE, Preference Shares, NVS	209,359	9,420,881
Sartorius AG, Preference Shares, NVS	35,629	9,844,219
Volkswagen AG, Preference Shares, NVS	280,367	29,839,386
		89,445,355
Total Preferred Stocks — 1.1% (Cost: $150,843,994)		89,445,355
Total Long-Term Investments — 99.8% (Cost: $7,619,983,987)		7,880,001,423
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	10,294,832	10,301,009
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	23,000,000	23,000,000
Total Short-Term Securities — 0.4% (Cost: $33,299,096)		33,301,009
Total Investments — 100.2% (Cost: $7,653,283,083)		7,913,302,432
Liabilities in Excess of Other Assets — (0.2)%		(19,712,571)
Net Assets — 100.0%		$7,893,589,861

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,665,766	$—	$(42,368,592)(a)	$2,537	$1,298	$10,301,009	10,294,832	$115,903 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,280,000	—	(1,280,000)(a)	—	—	23,000,000	23,000,000	1,351,351	—
				$2,537	$1,298	$33,301,009		$1,467,254	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	238	09/20/24	$13,104	$170,818
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Eurozone ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$170,818	$—	$—	$—	$170,818

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,836,228	$—	$—	$—	$1,836,228
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$370,861	$—	$—	$—	$370,861
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$18,740,646
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$126,559,561	$7,663,996,507	$—	$7,790,556,068
Preferred Stocks	—	89,445,355	—	89,445,355
Short-Term Securities
Money Market Funds	33,301,009	—	—	33,301,009
	$159,860,570	$7,753,441,862	$—	$7,913,302,432
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$170,818	$—	$170,818

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments
August 31, 2024
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
MTU Aero Engines AG	32,777	$9,813,607
Rheinmetall AG	26,511	15,926,493
		25,740,100
Air Freight & Logistics — 2.9%
Deutsche Post AG, Registered	620,207	26,920,429
Automobile Components — 0.5%
Continental AG	67,129	4,539,035
Automobiles — 5.3%
Bayerische Motoren Werke AG	194,003	18,004,268
Mercedes-Benz Group AG	455,358	31,385,564
		49,389,832
Banks — 1.0%
Commerzbank AG	612,284	9,078,192
Capital Markets — 4.8%
Deutsche Bank AG, Registered	1,152,782	18,860,905
Deutsche Boerse AG	115,529	25,973,372
		44,834,277
Chemicals — 5.2%
BASF SE	542,626	27,580,947
Covestro AG(a)(b)	114,917	7,044,556
Evonik Industries AG	156,084	3,463,434
Symrise AG, Class A	80,564	10,631,089
		48,720,026
Construction Materials — 0.9%
Heidelberg Materials AG	83,157	8,832,680
Diversified Telecommunication Services — 6.5%
Deutsche Telekom AG, Registered	2,122,398	60,388,582
Electrical Equipment — 1.2%
Siemens Energy AG(b)	388,814	11,229,377
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	38,000	3,579,443
Health Care Equipment & Supplies — 1.3%
Carl Zeiss Meditec AG, Bearer	24,601	1,805,985
Siemens Healthineers AG(a)(c)	171,140	9,974,112
		11,780,097
Health Care Providers & Services — 1.5%
Fresenius Medical Care AG & Co. KGaA	124,948	4,823,409
Fresenius SE & Co. KGaA(b)	256,466	9,470,509
		14,293,918
Hotels, Restaurants & Leisure — 0.4%
Delivery Hero SE, Class A(a)(b)	112,397	3,539,701
Household Products — 0.6%
Henkel AG & Co. KGaA	63,308	5,264,353
Independent Power and Renewable Electricity Producers — 1.5%
RWE AG	383,884	13,847,634
Industrial Conglomerates — 9.3%
Siemens AG, Registered	462,115	86,926,358
Insurance — 14.2%
Allianz SE, Registered	238,183	73,993,021
Hannover Rueck SE	36,711	10,415,436
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	81,332	44,004,115
Security	Shares	Value
Insurance (continued)
Talanx AG(b)	39,086	$3,367,543
		131,780,115
Interactive Media & Services — 0.4%
Scout24 SE(a)	45,391	3,462,644
IT Services — 0.2%
Bechtle AG	49,495	2,132,792
Life Sciences Tools & Services — 0.7%
Qiagen NV, NVS	134,862	6,203,374
Machinery — 2.4%
Daimler Truck Holding AG	300,236	11,541,824
GEA Group AG	94,452	4,443,569
Knorr-Bremse AG	43,904	3,610,231
Rational AG	3,120	3,149,312
		22,744,936
Multi-Utilities — 2.1%
E.ON SE	1,365,854	19,362,563
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered	363,680	2,362,513
Personal Care Products — 0.9%
Beiersdorf AG	60,343	8,725,596
Pharmaceuticals — 3.6%
Bayer AG, Registered	597,683	18,454,530
Merck KGaA	78,663	15,351,746
		33,806,276
Real Estate Management & Development — 2.1%
LEG Immobilien SE	45,322	4,376,739
Vonovia SE	450,299	15,564,652
		19,941,391
Semiconductors & Semiconductor Equipment — 3.1%
Infineon Technologies AG	793,782	29,131,149
Software — 15.4%
Nemetschek SE	34,988	3,663,702
SAP SE	634,939	139,333,109
		142,996,811
Specialty Retail — 0.4%
Zalando SE(a)(b)	135,910	3,523,767
Textiles, Apparel & Luxury Goods — 3.0%
adidas AG	98,508	25,273,538
Puma SE	64,245	2,772,692
		28,046,230
Trading Companies & Distributors — 0.6%
Brenntag SE	79,136	5,884,815
Total Common Stocks — 95.5% (Cost: $1,061,916,534)		889,009,006
Preferred Stocks
Automobiles — 2.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	35,775	3,096,245
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	69,288	5,434,216
Porsche Automobil Holding SE, Preference Shares, NVS	92,934	4,181,908
Volkswagen AG, Preference Shares, NVS	125,203	13,325,322
		26,037,691
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	102,689	$9,406,349
Life Sciences Tools & Services — 0.5%
Sartorius AG, Preference Shares, NVS	15,970	4,412,478
Total Preferred Stocks — 4.3% (Cost: $74,030,126)		39,856,518
Total Long-Term Investments — 99.8% (Cost: $1,135,946,660)		928,865,524
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	10,074,793	10,080,838
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	300,000	300,000
Total Short-Term Securities — 1.1% (Cost: $10,378,441)		10,380,838
Total Investments — 100.9% (Cost: $1,146,325,101)		939,246,362
Liabilities in Excess of Other Assets — (0.9)%		(8,570,197)
Net Assets — 100.0%		$930,676,165

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,273,035	$—	$(23,199,125)(a)	$7,180	$(252)	$10,080,838	10,074,793	$37,462 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	—	(380,000)(a)	—	—	300,000	300,000	31,536	—
				$7,180	$(252)	$10,380,838		$68,998	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	3	09/20/24	$1,574	$64,461
Schedule of Investments
8

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Germany ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$64,461	$—	$—	$—	$64,461

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$469,560	$—	$—	$—	$469,560
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$150,788	$—	$—	$—	$150,788
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,888,327
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,539,701	$885,469,305	$—	$889,009,006
Preferred Stocks	—	39,856,518	—	39,856,518
Short-Term Securities
Money Market Funds	10,380,838	—	—	10,380,838
	$13,920,539	$925,325,823	$—	$939,246,362
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$64,461	$—	$64,461

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Italy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Leonardo SpA	433,629	$11,061,998
Automobiles — 16.0%
Ferrari NV	109,478	54,400,368
Stellantis NV	1,243,358	20,923,733
		75,324,101
Banks — 30.8%
Banco BPM SpA	1,817,323	12,390,242
FinecoBank Banca Fineco SpA	822,772	14,115,879
Intesa Sanpaolo SpA	12,690,304	53,037,587
Mediobanca Banca di Credito Finanziario SpA	709,959	12,025,314
UniCredit SpA	1,277,560	53,101,936
		144,670,958
Beverages — 2.0%
Davide Campari-Milano NV	1,017,931	9,411,554
Diversified Telecommunication Services — 3.0%
Infrastrutture Wireless Italiane SpA(a)	641,919	7,689,064
Telecom Italia SpA/Milano(b)(c)	24,001,013	6,352,276
		14,041,340
Electric Utilities — 14.8%
Enel SpA	7,067,793	53,720,149
Terna - Rete Elettrica Nazionale	1,804,358	15,710,482
		69,430,631
Electrical Equipment — 4.5%
Prysmian SpA	299,572	21,099,873
Energy Equipment & Services — 2.2%
Tenaris SA, NVS	713,313	10,497,649
Financial Services — 1.7%
Nexi SpA(a)(b)	1,123,429	7,861,133
Gas Utilities — 2.9%
Snam SpA	2,722,139	13,521,750
Health Care Equipment & Supplies — 1.3%
DiaSorin SpA	54,615	6,300,904
Health Care Providers & Services — 1.6%
Amplifon SpA	237,438	7,678,053
Security	Shares	Value
Insurance — 6.7%
Generali	779,330	$21,509,043
Poste Italiane SpA(a)	714,410	9,947,267
		31,456,310
Oil, Gas & Consumable Fuels — 4.4%
Eni SpA	1,269,817	20,664,018
Pharmaceuticals — 2.1%
Recordati Industria Chimica e Farmaceutica SpA	167,547	9,837,320
Textiles, Apparel & Luxury Goods — 3.6%
Moncler SpA	275,115	16,878,262
Total Long-Term Investments — 99.9% (Cost: $417,489,201)		469,735,854
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	4,998,735	5,001,734
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	140,000	140,000
Total Short-Term Securities — 1.1% (Cost: $5,140,759)		5,141,734
Total Investments — 101.0% (Cost: $422,629,960)		474,877,588
Liabilities in Excess of Other Assets — (1.0)%		(4,552,970)
Net Assets — 100.0%		$470,324,618

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
10

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Italy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,720,732	$3,280,565 (a)	$—	$(493)	$930	$5,001,734	4,998,735	$24,207 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	0 (a)	—	—	140,000	140,000	20,445	—
				$(493)	$930	$5,141,734		$44,652	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	3	09/20/24	$574	$14,000
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$14,000	$—	$—	$—	$14,000

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$68,391	$—	$—	$—	$68,391
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$20,829	$—	$—	$—	$20,829
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,032,286
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Italy ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$469,735,854	$—	$469,735,854
Short-Term Securities
Money Market Funds	5,141,734	—	—	5,141,734
	$5,141,734	$469,735,854	$—	$474,877,588
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$14,000	$—	$14,000

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments
August 31, 2024
iShares® MSCI Spain ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 36.0%
Banco Bilbao Vizcaya Argentaria SA	11,962,593	$127,083,228
Banco de Sabadell SA	18,499,694	39,698,709
Banco Santander SA	32,932,334	163,756,572
CaixaBank SA	7,770,464	46,802,639
		377,341,148
Biotechnology — 2.2%
Grifols SA(a)	2,092,919	23,062,288
Construction & Engineering — 8.2%
ACS Actividades de Construccion y Servicios SA	835,552	37,942,718
Ferrovial SE	1,134,863	47,452,490
		85,395,208
Diversified Telecommunication Services — 8.8%
Cellnex Telecom SA(b)	1,207,075	46,611,266
Telefonica SA	10,120,992	45,788,144
		92,399,410
Electric Utilities — 26.7%
Acciona SA	196,258	26,461,941
Endesa SA	1,655,519	34,954,527
Iberdrola SA	12,953,694	183,795,513
Redeia Corp. SA	1,807,500	34,330,758
		279,542,739
Hotels, Restaurants & Leisure — 4.5%
Amadeus IT Group SA	705,225	47,585,740
Oil, Gas & Consumable Fuels — 4.3%
Repsol SA	3,260,100	44,767,604
Security	Shares	Value
Specialty Retail — 4.4%
Industria de Diseno Textil SA	859,044	$46,539,149
Transportation Infrastructure — 4.5%
Aena SME SA(b)	234,632	47,218,735
Total Long-Term Investments — 99.6% (Cost: $957,224,581)		1,043,852,021
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	330,000	330,000
Total Short-Term Securities — 0.0% (Cost: $330,000)		330,000
Total Investments — 99.6% (Cost: $957,554,581)		1,044,182,021
Other Assets Less Liabilities — 0.4%		4,541,889
Net Assets — 100.0%		$1,048,723,910

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$3,728 (b)	$—	$(3,728)	$—	$—	—	$22,007 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,440,000	—	(3,110,000)(b)	—	—	330,000	330,000	178,810	—
				$(3,728)	$—	$330,000		$200,817	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	18	09/20/24	$2,275	$149,606
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$838,206	$15,123 (c)	$861,906	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/28	627,622	3,086 (e)	638,524	0.0
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	812,707	37,501 (g)	859,342	0.1
					$55,710	$2,359,772

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(8,577) of net dividends and financing fees.
(e)	Amount includes $(7,816) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(9,134) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	45 basis points EUR - 1D Euro Short Term Rate (ESTR)	45 basis points EUR - 1D Euro Short Term Rate (ESTR)	40 basis points EUR - 1D Euro Short Term Rate (ESTR)
Schedule of Investments
14

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Spain ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Red Electrica Corp. SA	45,379	$861,906	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$861,906
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Red Electrica Corp. SA	33,618	$638,524	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$638,524
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Red Electrica Corp. SA	45,244	$859,342	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank NA		$859,342
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$55,710	$—
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$149,606	$—	$—	$—	$149,606
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$55,710	$—	$—	$—	$55,710
	$—	$—	$205,316	$—	$—	$—	$205,316

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Spain ETF

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$326,378	$—	$—	$—	$326,378
Swaps	—	—	985,924	—	—	—	985,924
	$—	$—	$1,312,302	$—	$—	$—	$1,312,302
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$127,879	$—	$—	$—	$127,879
Swaps	—	—	83,260	—	—	—	83,260
	$—	$—	$211,139	$—	$—	$—	$211,139
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,411,345
Total return swaps:
Average notional value	$11,057,753
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$149,606	$—
Swaps - OTC(a)	55,710	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	205,316	—
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(149,606)	—
Total derivative assets and liabilities subject to an MNA	$55,710	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)
Goldman Sachs Bank USA	$15,123	$—	$—	$—	$15,123
HSBC Bank PLC	3,086	—	—	—	3,086
JPMorgan Chase Bank NA	37,501	—	—	—	37,501
	$55,710	$—	$—	$—	$55,710

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Schedule of Investments
16

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Spain ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,043,852,021	$—	$1,043,852,021
Short-Term Securities
Money Market Funds	330,000	—	—	330,000
	$330,000	$1,043,852,021	$—	$1,044,182,021
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$205,316	$—	$205,316

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
17
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Switzerland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 0.3%
Banque Cantonale Vaudoise, Registered	33,878	$3,628,711
Building Products — 1.3%
Geberit AG, Registered	26,566	16,993,542
Capital Markets — 7.1%
Julius Baer Group Ltd.	172,716	10,107,068
Partners Group Holding AG	17,542	25,378,580
UBS Group AG, Registered	1,855,084	57,165,459
		92,651,107
Chemicals — 6.2%
Clariant AG, Registered	241,113	3,792,559
EMS-Chemie Holding AG, Registered	6,667	5,595,421
Givaudan SA, Registered	7,032	36,118,809
Sika AG, Registered	110,849	35,685,958
		81,192,747
Construction Materials — 2.9%
Holcim AG	395,964	38,358,212
Containers & Packaging — 0.5%
SIG Group AG	280,424	5,923,012
Diversified Telecommunication Services — 1.0%
Swisscom AG, Registered	21,024	13,290,755
Electric Utilities — 0.3%
BKW AG	22,312	4,194,107
Electrical Equipment — 4.5%
ABB Ltd., Registered	1,013,095	58,259,850
Food Products — 17.9%
Barry Callebaut AG, Registered	3,343	5,411,409
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	809	10,690,847
Chocoladefabriken Lindt & Spruengli AG, Registered	89	11,627,410
Nestle SA, Registered	1,934,596	207,466,257
		235,195,923
Health Care Equipment & Supplies — 4.9%
Alcon Inc.	379,721	36,999,053
Sonova Holding AG, Registered	40,863	14,287,343
Straumann Holding AG	90,403	13,394,787
		64,681,183
Insurance — 9.3%
Baloise Holding AG, Registered	38,565	7,459,430
Helvetia Holding AG, Registered	35,317	5,600,621
Swiss Life Holding AG, Registered	22,670	18,377,714
Swiss Re AG	230,971	31,556,370
Zurich Insurance Group AG	100,429	58,296,599
		121,290,734
Life Sciences Tools & Services — 3.0%
Bachem Holding AG	37,734	3,619,379
Lonza Group AG, Registered	54,912	36,121,232
		39,740,611
Machinery — 2.1%
Schindler Holding AG, Participation Certificates, NVS	34,485	9,594,890
Security	Shares	Value
Machinery (continued)
Schindler Holding AG, Registered	21,944	$5,935,658
VAT Group AG(a)	22,261	11,549,084
		27,079,632
Marine Transportation — 0.9%
Kuehne + Nagel International AG, Registered	39,608	12,290,699
Pharmaceuticals — 28.0%
Galderma Group AG(b)	17,112	1,656,747
Novartis AG, Registered	1,441,847	174,201,292
Roche Holding AG, NVS	509,050	172,323,929
Roche Holding AG, Bearer	18,852	6,846,701
Sandoz Group AG	273,809	11,976,073
		367,004,742
Professional Services — 1.4%
Adecco Group AG, Registered	145,936	4,975,626
SGS SA	124,331	13,885,769
		18,861,395
Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	68,486	7,711,373
Software — 0.3%
Temenos AG, Registered	62,257	4,335,554
Specialty Retail — 0.3%
Avolta AG, Registered	99,750	3,876,096
Technology Hardware, Storage & Peripherals — 0.9%
Logitech International SA, Registered	127,904	11,617,713
Textiles, Apparel & Luxury Goods — 4.8%
Cie Financiere Richemont SA, Class A, Registered	349,242	55,146,526
Swatch Group AG (The), Bearer	26,117	5,471,552
Swatch Group AG (The), Registered	64,964	2,707,954
		63,326,032
Total Long-Term Investments — 98.5% (Cost: $1,108,617,339)		1,291,503,730
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	460,000	460,000
Total Short-Term Securities — 0.1% (Cost: $460,000)		460,000
Total Investments — 98.6% (Cost: $1,109,077,339)		1,291,963,730
Other Assets Less Liabilities — 1.4%		18,978,984
Net Assets — 100.0%		$1,310,942,714

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments
18

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Switzerland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(1,392)(b)	$1,392	$—	$—	—	$16,482 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—	(130,000)(b)	—	—	460,000	460,000	30,889	—
				$1,392	$—	$460,000		$47,371	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Swiss Market Index	131	09/20/24	$19,234	$727,731
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$727,731	$—	$—	$—	$727,731

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,383,078	$—	$—	$—	$1,383,078
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$964,483	$—	$—	$—	$964,483
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$16,330,206
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Switzerland ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,068,156	$1,284,435,574	$—	$1,291,503,730
Short-Term Securities
Money Market Funds	460,000	—	—	460,000
	$7,528,156	$1,284,435,574	$—	$1,291,963,730
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$727,731	$—	$727,731

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
20

Statements of Assets and Liabilities
August 31, 2024

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,880,001,423	$928,865,524	$469,735,854	$1,043,852,021
Investments, at value—affiliated(c)	33,301,009	10,380,838	5,141,734	330,000
Cash	6,962	6,372	264	2,409
Foreign currency collateral pledged for futures contracts(d)	1,247,996	116,288	66,324	201,183
Foreign currency, at value(e)	13,165,763	718,409	755,758	5,294,857
Receivables:
Investments sold	40,524,166	6,718,179	27,061,707	18,968,188
Securities lending income—affiliated	4,215	1,640	2,195	—
Swaps	—	—	—	109,302
Dividends—unaffiliated	964,041	—	—	—
Dividends—affiliated	101,459	1,103	1,361	3,209
Tax reclaims	4,284,627	879,622	—	124,557
Variation margin on futures contracts	7,707	3,406	5,331	9,059
Unrealized appreciation on OTC swaps	—	—	—	55,710
Total assets	7,973,609,368	947,691,381	502,770,528	1,068,950,495
LIABILITIES
Collateral on securities loaned, at value	10,270,931	10,078,965	5,000,703	—
Payables:
Investments purchased	44,668,282	6,552,592	27,255,503	19,789,789
Swaps	—	—	—	17,536
Investment advisory fees	3,191,509	383,659	189,704	419,260
IRS compliance fee for foreign withholding tax claims	21,846,452	—	—	—
Professional fees	42,333	—	—	—
Total liabilities	80,019,507	17,015,216	32,445,910	20,226,585
Commitments and contingent liabilities
NET ASSETS	$7,893,589,861	$930,676,165	$470,324,618	$1,048,723,910
NET ASSETS CONSIST OF
Paid-in capital	$8,772,990,497	$1,616,362,857	$678,926,363	$1,395,282,291
Accumulated loss	(879,400,636)	(685,686,692)	(208,601,745)	(346,558,381)
NET ASSETS	$7,893,589,861	$930,676,165	$470,324,618	$1,048,723,910
NET ASSET VALUE
Shares outstanding	153,700,000	28,500,000	12,075,000	31,050,000
Net asset value	$51.36	$32.66	$38.95	$33.78
Shares authorized	1.5 billion	482.2 million	295.4 million	300 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$7,619,983,987	$1,135,946,660	$417,489,201	$957,224,581
(b) Securities loaned, at value	$4,536,571	$9,605,721	$4,726,858	$—
(c) Investments, at cost—affiliated	$33,299,096	$10,378,441	$5,140,759	$330,000
(d) Foreign currency collateral pledged, at cost	$1,237,635	$163,270	$65,874	$197,144
(e) Foreign currency, at cost	$13,010,808	$657,507	$743,424	$5,272,026
See notes to financial statements.
21
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities (continued)
August 31, 2024

iShares MSCI Switzerland ETF
ASSETS
Investments, at value—unaffiliated(a)	$1,291,503,730
Investments, at value—affiliated(b)	460,000
Cash	5,265
Foreign currency collateral pledged for futures contracts(c)	1,108,716
Foreign currency, at value(d)	1,724,264
Receivables:
Investments sold	9,951,881
Dividends—affiliated	1,712
Tax reclaims	16,902,742
Variation margin on futures contracts	209,805
Total assets	1,321,868,115
LIABILITIES
Payables:
Investments purchased	10,400,626
Investment advisory fees	524,775
Total liabilities	10,925,401
Commitments and contingent liabilities
NET ASSETS	$1,310,942,714
NET ASSETS CONSIST OF
Paid-in capital	$1,267,295,780
Accumulated earnings	43,646,934
NET ASSETS	$1,310,942,714
NET ASSET VALUE
Shares outstanding	24,750,000
Net asset value	$52.97
Shares authorized	318.625 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$1,108,617,339
(b) Investments, at cost—affiliated	$460,000
(c) Foreign currency collateral pledged, at cost	$1,129,204
(d) Foreign currency, at cost	$1,653,767
See notes to financial statements.
Statements of Assets and Liabilities
22

Statements of Operations
Year Ended August 31, 2024

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF
INVESTMENT INCOME
Dividends—unaffiliated	$244,099,787	$29,495,809	$19,345,105	$32,583,281
Dividends—affiliated	1,351,351	31,536	20,445	178,810
Interest—unaffiliated	152,349	32,567	9,516	94,623
Securities lending income—affiliated—net	115,903	37,462	24,207	22,007
Non-cash dividends—unaffiliated	—	—	—	9,124,647
Other income—unaffiliated	490,965	—	—	—
Foreign taxes withheld	(20,846,501)	(3,964,735)	(2,896,148)	(4,873,479)
Foreign withholding tax claims	6,485,439	—	—	—
IRS compliance fee for foreign withholding tax claims	—	—	—	3,031
Total investment income	231,849,293	25,632,639	16,503,125	37,132,920
EXPENSES
Investment advisory	35,892,528	5,129,558	1,819,814	4,436,100
Professional	697,753	—	—	—
Commitment costs	—	10,111	3,515	8,581
Total expenses	36,590,281	5,139,669	1,823,329	4,444,681
Net investment income	195,259,012	20,492,970	14,679,796	32,688,239
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(113,103,599)	(12,629,964)	(13,432,341)	(25,818,041)
Investments—affiliated	2,537	7,180	(493)	(3,728)
Foreign currency transactions	117,440	52,643	(13,012)	11,778
Futures contracts	1,836,228	469,560	68,391	326,378
In-kind redemptions—unaffiliated(a)	234,325,062	(153,433,244)	13,851,831	24,487,053
Swaps	—	—	—	985,924
	123,177,668	(165,533,825)	474,376	(10,636)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	777,617,594	285,711,741	65,185,832	155,013,482
Investments—affiliated	1,298	(252)	930	—
Foreign currency translations	652,522	155,538	19,063	191,089
Futures contracts	370,861	150,788	20,829	127,879
Swaps	—	—	—	83,260
	778,642,275	286,017,815	65,226,654	155,415,710
Net realized and unrealized gain	901,819,943	120,483,990	65,701,030	155,405,074
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,097,078,955	$140,976,960	$80,380,826	$188,093,313
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Statements of Operations (continued)
Year Ended August 31, 2024

iShares MSCI Switzerland ETF
INVESTMENT INCOME
Dividends—unaffiliated	$34,480,432
Dividends—affiliated	30,889
Interest—unaffiliated	32,142
Securities lending income—affiliated—net	16,482
Foreign taxes withheld	(6,183,947)
Total investment income	28,375,998
EXPENSES
Investment advisory	5,866,007
Commitment costs	11,245
Interest expense	106
Total expenses	5,877,358
Net investment income	22,498,640
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	85,825
Investments—affiliated	1,392
Foreign currency transactions	(91,953)
Futures contracts	1,383,078
In-kind redemptions—unaffiliated(a)	57,704,027
59,082,369
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	111,476,556
Foreign currency translations	768,500
Futures contracts	964,483
113,209,539
Net realized and unrealized gain	172,291,908
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$194,790,548
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
24

Statements of Changes in Net Assets

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$195,259,012	$202,601,302	$20,492,970	$45,410,408
Net realized gain (loss)	123,177,668	2,341,248	(165,533,825)	(86,147,308)
Net change in unrealized appreciation (depreciation)	778,642,275	1,400,531,847	286,017,815	389,018,417
Net increase in net assets resulting from operations	1,097,078,955	1,605,474,397	140,976,960	348,281,517
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(210,250,506)	(181,291,924)	(22,808,366)	(44,143,456)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(768,275,757)	1,562,882,727	(743,331,708)	46,583,699
NET ASSETS
Total increase (decrease) in net assets	118,552,692	2,987,065,200	(625,163,114)	350,721,760
Beginning of year	7,775,037,169	4,787,971,969	1,555,839,279	1,205,117,519
End of year	$7,893,589,861	$7,775,037,169	$930,676,165	$1,555,839,279

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,679,796	$10,745,642	$32,688,239	$19,586,037
Net realized gain (loss)	474,376	(13,272,834)	(10,636)	(18,427,436)
Net change in unrealized appreciation (depreciation)	65,226,654	88,332,785	155,415,710	147,935,100
Net increase in net assets resulting from operations	80,380,826	85,805,593	188,093,313	149,093,701
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,229,992)	(10,689,289)	(29,788,984)	(15,153,309)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	57,765,069	77,044,142	178,376,438	163,047,188
NET ASSETS
Total increase in net assets	123,915,903	152,160,446	336,680,767	296,987,580
Beginning of year	346,408,715	194,248,269	712,043,143	415,055,563
End of year	$470,324,618	$346,408,715	$1,048,723,910	$712,043,143

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
26

Statements of Changes in Net Assets(continued)

	iShares MSCI Switzerland ETF
	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$22,498,640	$25,227,493
Net realized gain	59,082,369	15,104,315
Net change in unrealized appreciation (depreciation)	113,209,539	139,828,646
Net increase in net assets resulting from operations	194,790,548	180,160,454
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(24,285,340)	(26,685,381)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(86,865,268)	(277,980,798)
NET ASSETS
Total increase (decrease) in net assets	83,639,940	(124,505,725)
Beginning of year	1,227,302,774	1,351,808,499
End of year	$1,310,942,714	$1,227,302,774

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
27
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$44.76	$35.23	$50.86	$39.52	$37.91
Net investment income(a)	1.28 (b)	1.25 (b)	1.06 (b)	1.21 (b)	0.55
Net realized and unrealized gain (loss)(c)	6.71	9.32	(15.04)	11.24	1.55
Net increase (decrease) from investment operations	7.99	10.57	(13.98)	12.45	2.10
Distributions from net investment income(d)	(1.39)	(1.04)	(1.65)	(1.11)	(0.49)
Net asset value, end of year	$51.36	$44.76	$35.23	$50.86	$39.52
Total Return(e)
Based on net asset value	18.02%(b)	30.09%(b)	(27.98)%(b)	31.72%(b)	5.61%
Ratios to Average Net Assets(f)
Total expenses	0.51%	0.51%	0.53%	0.65%	0.51%
Total expenses excluding professional fees for foreign withholding tax claims	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.70%(b)	2.96%(b)	2.39%(b)	2.64%(b)	1.46%
Supplemental Data
Net assets, end of year (000)	$7,893,590	$7,775,037	$4,787,972	$8,243,943	$4,477,240
Portfolio turnover rate(g)	4%	3%	6%	5%	5%
(a) Based on average shares outstanding.
(b) Reflects positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31,2024,
August 31,2023, August 31, 2022 and August 31, 2021 respectively:
• Net investment income per share by $0.04, $0.02, $0.10 and $0.53, respectively.
• Total return by 0.08%, 0.05%, 0.22% and 1.07%, respectively.
• Ratio of net investment income to average net assets by 0.08%, 0.05%, 0.22% and 1.16%, respectively.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$27.88	$21.83	$34.94	$30.16	$26.28
Net investment income(a)	0.58	0.81	0.59	0.56	0.50
Net realized and unrealized gain (loss)(b)	4.96	6.01	(12.63)	5.21	3.66
Net increase (decrease) from investment operations	5.54	6.82	(12.04)	5.77	4.16
Distributions from net investment income(c)	(0.76)	(0.77)	(1.07)	(0.99)	(0.28)
Net asset value, end of year	$32.66	$27.88	$21.83	$34.94	$30.16
Total Return(d)
Based on net asset value	20.01%	31.27%	(35.02)%	19.30%	15.98%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.98%	3.05%	1.98%	1.72%	1.85%
Supplemental Data
Net assets, end of year (000)	$930,676	$1,555,839	$1,205,118	$2,872,398	$2,913,852
Portfolio turnover rate(f)	3%	6%	7%	6%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Italy ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$32.07	$23.12	$32.89	$25.76	$26.83
Net investment income(a)	1.40	1.19	1.08	0.83	0.43
Net realized and unrealized gain (loss)(b)	6.81	8.91	(9.58)	6.95	(1.05)
Net increase (decrease) from investment operations	8.21	10.10	(8.50)	7.78	(0.62)
Distributions from net investment income(c)	(1.33)	(1.15)	(1.27)	(0.65)	(0.45)
Net asset value, end of year	$38.95	$32.07	$23.12	$32.89	$25.76
Total Return(d)
Based on net asset value	26.02%	44.24%	(26.50)%	30.30%	(2.29)%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	4.00%	4.10%	3.56%	2.70%	1.64%
Supplemental Data
Net assets, end of year (000)	$470,325	$346,409	$194,248	$594,545	$208,645
Portfolio turnover rate(f)	18%	24%	14%	13%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$28.42	$21.79	$28.08	$23.15	$26.71
Net investment income(a)	1.12	0.94	0.75	0.84 (b)	0.77
Net realized and unrealized gain (loss)(c)	5.25	6.41	(6.23)	5.00	(3.44)
Net increase (decrease) from investment operations	6.37	7.35	(5.48)	5.84	(2.67)
Distributions from net investment income(d)	(1.01)	(0.72)	(0.81)	(0.91)	(0.89)
Net asset value, end of year	$33.78	$28.42	$21.79	$28.08	$23.15
Total Return(e)
Based on net asset value	22.72%	34.16%	(19.89)%	25.25%(b)	(10.44)%
Ratios to Average Net Assets(f)
Total expenses	0.50%	0.50%	0.50%	0.62%	0.51%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.50%	0.50%	0.50%	0.51%
Net investment income	3.65%	3.59%	2.90%	3.10%(b)	2.99%
Supplemental Data
Net assets, end of year (000)	$1,048,724	$712,043	$415,056	$707,646	$468,824
Portfolio turnover rate(g)	15%	16%	14%	34%	19%
(a) Based on average shares outstanding.
(b) Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for year ended August 31, 2021:
• Net investment income per share by $0.18.
.• Total return by 0.63%.
.• Ratio of net investment income to average net assets by 0.65%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$46.10	$40.66	$50.74	$41.87	$37.31
Net investment income(a)	0.89	0.87	0.76	0.75	0.73
Net realized and unrealized gain (loss)(b)	7.00	5.59	(9.98)	9.06	4.45
Net increase (decrease) from investment operations	7.89	6.46	(9.22)	9.81	5.18
Distributions from net investment income(c)	(1.02)	(1.02)	(0.86)	(0.94)	(0.62)
Net asset value, end of year	$52.97	$46.10	$40.66	$50.74	$41.87
Total Return(d)
Based on net asset value	17.32%	15.92%	(18.24)%	23.49%	14.07%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.90%	1.99%	1.62%	1.66%	1.89%
Supplemental Data
Net assets, end of year (000)	$1,310,943	$1,227,303	$1,351,808	$1,763,380	$1,721,701
Portfolio turnover rate(f)	6%	10%	8%	7%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
32

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
33
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Eurozone
Goldman Sachs & Co. LLC	$364,518	$(364,518)	$—	$—
J.P. Morgan Securities LLC	1,100,828	(1,100,828)	—	—
Morgan Stanley	3,071,225	(3,071,225)	—	—
	$4,536,571	$(4,536,571)	$—	$—
MSCI Germany
HSBC Bank PLC	$9,605,721	$(9,605,721)	$—	$—
MSCI Italy
BofA Securities, Inc.	$4,726,858	$(4,726,858)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
35
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares MSCI Spain ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is
Notes to Financial Statements
36

Notes to Financial Statements  (continued)
required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
37
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Eurozone	$35,466
MSCI Germany	12,077
MSCI Italy	6,913
MSCI Spain	7,606
MSCI Switzerland	3,814
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Eurozone	$65,268,171	$27,664,771	$(24,425,409)
MSCI Germany	4,218,168	5,219,599	(5,560,102)
MSCI Italy	33,192,023	15,926,365	(2,246,945)
MSCI Spain	31,170,493	39,775,989	(9,344,779)
MSCI Switzerland	24,644,307	29,725,795	3,295,832
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Eurozone	$496,541,330	$324,200,972
MSCI Germany	51,156,324	29,160,384
MSCI Italy	72,944,779	67,187,158
MSCI Spain	176,707,784	132,244,794
MSCI Switzerland	69,074,359	79,018,819
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$433,337,616	$1,387,531,566
MSCI Germany	280,378,316	1,036,066,764
MSCI Italy	172,993,078	120,196,091
MSCI Spain	262,779,108	124,298,465
MSCI Switzerland	255,647,760	336,072,670
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to nondeductible Expenses, realized gains (losses) from in-kind redemptions and distributions paid in excess of taxable income were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Eurozone	$219,124,762	$ (219,124,762)
MSCI Germany	(166,969,887)	166,969,887
MSCI Italy	13,735,375	(13,735,375)
MSCI Spain	20,381,527	(20,381,527)
MSCI Switzerland	53,715,244	(53,715,244)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Eurozone
Ordinary income	$210,250,506	$181,291,924
MSCI Germany
Ordinary income	$22,808,366	$44,143,456
MSCI Italy
Ordinary income	$14,229,992	$10,689,289
MSCI Spain
Ordinary income	$29,788,984	$15,153,309
MSCI Switzerland
Ordinary income	$24,285,340	$26,685,381
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
MSCI Eurozone	$17,660,311	$(1,072,497,214)	$175,436,267	$ —	$(879,400,636)
MSCI Germany	—	(465,220,937)	(220,465,755)	—	(685,686,692)
MSCI Italy	2,208,705	(261,289,931)	50,479,481	—	(208,601,745)
MSCI Spain	12,562,045	(434,259,886)	75,139,460	—	(346,558,381)
MSCI Switzerland	—	(130,645,042)	174,347,028	(55,052)	43,646,934

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the accounting for swap agreements, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the foreign tax withholding reclaims.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended August 31, 2024, the iShares MSCI Switzerland ETF utilized $5,500,572 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
39
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$7,737,942,107	$1,197,279,173	$(1,021,918,848)	$175,360,325
MSCI Germany	1,159,642,836	119,710,376	(340,106,850)	(220,396,474)
MSCI Italy	424,424,947	76,318,253	(25,851,612)	50,466,641
MSCI Spain	969,220,670	121,619,186	(46,508,229)	75,110,957
MSCI Switzerland	1,118,893,630	217,893,508	(44,823,408)	173,070,100
9. LINE OF CREDIT
The iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Spain ETF and iShares MSCI Switzerland ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2024, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including
Notes to Financial Statements
40

Notes to Financial Statements  (continued)
the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Eurozone
Shares sold	13,100,000	$631,755,608	47,100,000	$1,986,792,057
Shares redeemed	(33,100,000)	(1,400,031,365)	(9,300,000)	(423,909,330)
	(20,000,000)	$(768,275,757)	37,800,000	$1,562,882,727
MSCI Germany
Shares sold	10,500,000	$300,456,071	33,900,000	$924,857,150
Shares redeemed	(37,800,000)	(1,043,787,779)	(33,300,000)	(878,273,451)
	(27,300,000)	$(743,331,708)	600,000	$46,583,699
41
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Italy
Shares sold	5,175,000	$180,975,775	5,025,000	$153,220,946
Shares redeemed	(3,900,000)	(123,210,706)	(2,625,000)	(76,176,804)
	1,275,000	$57,765,069	2,400,000	$77,044,142
MSCI Spain
Shares sold	10,500,000	$314,280,993	8,700,000	$237,117,418
Shares redeemed	(4,500,000)	(135,904,555)	(2,700,000)	(74,070,230)
	6,000,000	$178,376,438	6,000,000	$163,047,188
MSCI Switzerland
Shares sold	5,625,000	$262,215,777	4,000,000	$182,246,586
Shares redeemed	(7,500,000)	(349,081,045)	(10,625,000)	(460,227,384)
	(1,875,000)	$(86,865,268)	(6,625,000)	$(277,980,798)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of  August 31 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Eurozone ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
The iShares MSCI Eurozone ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
During the period, the iShares MSCI Spain ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2021, and the related tax compliance fee, including interest, was paid to the IRS.
Notes to Financial Statements
42

Notes to Financial Statements  (continued)
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
43
2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI Eurozone ETF
iShares MSCI Germany ETF
iShares MSCI Italy ETF
iShares MSCI Spain ETF
iShares MSCI Switzerland ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
44

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI Eurozone	$245,485,954
MSCI Germany	29,409,011
MSCI Italy	19,243,523
MSCI Spain	41,693,000
MSCI Switzerland	34,358,913
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Eurozone	$244,590,754	$13,472,806
MSCI Germany	29,495,810	3,960,664
MSCI Italy	19,345,106	2,892,823
MSCI Spain	41,707,928	4,873,479
MSCI Switzerland	34,480,431	6,180,881
45
2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Germany ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information
46

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Germany ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
47
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares MSCI Eurozone ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted the tradability, liquidity and developed capital markets ecosystem associated with the Fund that differentiates it from other ETFs in the marketplace.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA  and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
48

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
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BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA  and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Germany ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing
Board Review and Approval of Investment Advisory Contract
50

Board Review and Approval of Investment Advisory Contract (continued)
the scope of these services, the Board considered BFA’s  investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA  (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
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Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA  and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Italy ETF, iShares MSCI Spain ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Board Review and Approval of Investment Advisory Contract
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Board Review and Approval of Investment Advisory Contract (continued)
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA  and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that
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Board Review and Approval of Investment Advisory Contract (continued)
BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA  and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Switzerland ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund
Board Review and Approval of Investment Advisory Contract
54

Board Review and Approval of Investment Advisory Contract (continued)
in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
55
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA  and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
56

Glossary of Terms Used in this Report

Portfolio Abbreviation
NVS	Non-Voting Shares
57
2024 iShares Annual Financial Statements

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares MSCI Brazil ETF | EWZ | NYSE Arca
• iShares MSCI Chile ETF | ECH | Cboe BZX
• iShares MSCI Israel ETF | EIS | NYSE Arca
• iShares MSCI South Africa ETF | EZA | NYSE Arca
• iShares MSCI Turkey ETF | TUR | NASDAQ

2

Schedule of Investments
August 31, 2024
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Embraer SA(a)	4,184,848	$34,772,564
Banks — 13.5%
Banco Bradesco SA	14,661,251	36,783,522
Banco do Brasil SA	17,741,605	88,519,936
Inter & Co. Inc., Class A, NVS	1,426,017	10,481,225
NU Holdings Ltd./Cayman Islands, Class A(a)	27,660,464	414,077,146
		549,861,829
Beverages — 2.7%
Ambev SA	48,525,563	110,724,676
Capital Markets — 6.1%
B3 SA - Brasil Bolsa Balcao	56,546,634	127,221,022
Banco BTG Pactual SA	12,301,974	77,619,247
XP Inc., Class A	2,475,609	45,575,962
		250,416,231
Consumer Staples Distribution & Retail — 2.4%
Atacadao SA(a)	7,280,306	11,587,105
Raia Drogasil SA	13,555,922	66,288,950
Sendas Distribuidora SA(a)	13,049,958	22,159,192
		100,035,247
Containers & Packaging — 0.9%
Klabin SA	9,161,330	35,094,902
Diversified Telecommunication Services — 1.0%
Telefonica Brasil SA	4,507,199	41,449,645
Electric Utilities — 4.8%
Centrais Eletricas Brasileiras SA	12,551,989	92,982,646
CPFL Energia SA	2,619,701	15,845,706
Energisa SA	2,422,861	20,338,284
Equatorial Energia SA	11,260,083	68,328,292
		197,494,928
Electrical Equipment — 4.0%
WEG SA	16,999,775	163,333,212
Financial Services — 0.5%
Pagseguro Digital Ltd., Class A(a)	748,683	8,287,921
StoneCo Ltd., Class A(a)	929,603	12,326,536
		20,614,457
Food Products — 1.8%
BRF SA(a)	5,043,473	23,472,581
JBS SA	8,290,118	51,482,737
		74,955,318
Ground Transportation — 3.0%
Localiza Rent a Car SA	9,488,118	69,646,367
Localiza Rent a Car SA, NVS(a)	129,072	929,803
Rumo SA	13,771,674	53,391,367
		123,967,537
Health Care Providers & Services — 1.8%
Hapvida Participacoes e Investimentos SA(a)(b)	53,521,775	40,265,142
Rede D'Or Sao Luiz SA(b)	5,569,130	31,551,437
		71,816,579
Independent Power and Renewable Electricity Producers — 0.5%
Engie Brasil Energia SA	2,498,589	20,020,809
Insurance — 1.6%
BB Seguridade Participacoes SA	7,537,741	49,124,145
Caixa Seguridade Participacoes S/A	5,535,205	16,057,737
		65,181,882
Metals & Mining — 9.2%
Cia. Siderurgica Nacional SA	8,479,547	17,843,918
Vale SA	34,026,401	359,707,409
		377,551,327
Oil, Gas & Consumable Fuels — 10.3%
Cosan SA	13,487,447	31,971,947
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA	37,324,137	$284,370,593
PRIO SA	8,428,155	70,045,827
Ultrapar Participacoes SA	8,115,825	33,638,636
		420,027,003
Paper & Forest Products — 1.9%
Suzano SA	8,137,989	79,416,850
Personal Care Products — 0.6%
Natura & Co. Holding SA	10,554,758	25,375,841
Pharmaceuticals — 0.6%
Hypera SA	4,465,868	22,614,798
Software — 0.7%
TOTVS SA	5,250,282	27,919,153
Specialty Retail — 1.2%
Vibra Energia SA	10,830,618	49,426,183
Transportation Infrastructure — 0.7%
CCR SA	11,628,814	27,339,097
Water Utilities — 1.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,606,749	77,431,016
Wireless Telecommunication Services — 0.7%
TIM SA/Brazil	9,587,365	30,381,806
Total Common Stocks — 73.3% (Cost: $1,960,470,771)		2,997,222,890
Preferred Stocks
Banks — 13.9%
Banco Bradesco SA, Preference Shares, NVS	51,430,486	142,721,777
Itau Unibanco Holding SA, Preference Shares, NVS	48,488,625	315,746,686
Itausa SA, Preference Shares, NVS	55,721,408	108,359,129
		566,827,592
Electric Utilities — 2.0%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,839,346	23,244,959
Cia Energetica de Minas Gerais, Preference Shares, NVS	19,761,719	40,779,068
Cia Paranaense de Energia - Copel, Preference Shares, NVS	9,002,902	16,660,948
		80,684,975
Metals & Mining — 1.2%
Gerdau SA, Preference Shares, NVS	14,985,505	48,658,122
Oil, Gas & Consumable Fuels — 7.6%
Petroleo Brasileiro SA, Preference Shares, NVS	44,808,641	313,011,328
Total Preferred Stocks — 24.7% (Cost: $572,339,137)		1,009,182,017
Rights
Electric Utilities — 0.0%
Equatorial Energia SA (Expires 09/30/24, Strike Price BRL 32.5)(a)	900,603	303,613
Total Rights — 0.0% (Cost: $—)		303,613
Total Long-Term Investments — 98.0% (Cost: $2,532,809,908)		4,006,708,520
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	15,410,000	$15,410,000
Total Short-Term Securities — 0.4% (Cost: $15,410,000)		15,410,000
Total Investments — 98.4% (Cost: $2,548,219,908)		4,022,118,520
Other Assets Less Liabilities — 1.6%		66,402,492
Net Assets — 100.0%		$4,088,521,012

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$12,030,000	$3,380,000 (a)	$—	$—	$—	$15,410,000	15,410,000	$953,530	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	2,006	09/20/24	$111,754	$4,133,798
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,133,798	$—	$—	$—	$4,133,798

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Brazil ETF

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(10,935,785)	$—	$—	$—	$(10,935,785)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$6,343,302	$—	$—	$—	$6,343,302
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$99,350,989
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,997,222,890	$—	$—	$2,997,222,890
Preferred Stocks	1,009,182,017	—	—	1,009,182,017
Rights	303,613	—	—	303,613
Short-Term Securities
Money Market Funds	15,410,000	—	—	15,410,000
	$4,022,118,520	$—	$—	$4,022,118,520
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,133,798	$—	$—	$4,133,798

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Chile ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 29.9%
Banco de Chile	567,937,302	$71,853,032
Banco de Credito e Inversiones SA	758,684	23,240,779
Banco Itau Chile SA, NVS	1,087,288	12,732,546
Banco Santander Chile	838,730,378	43,142,678
Grupo Security SA	27,064,991	7,523,648
		158,492,683
Beverages — 4.1%
Cia Cervecerias Unidas SA	2,036,612	11,300,642
Vina Concha y Toro SA	8,510,084	10,571,013
		21,871,655
Broadline Retail — 4.1%
Falabella SA(a)	6,164,809	21,792,599
Capital Markets — 0.7%
Sociedad de Inversiones Oro Blanco SA	752,840,584	3,832,095
Consumer Staples Distribution & Retail — 6.1%
Cencosud SA	11,817,252	23,926,275
SMU SA	54,175,546	8,612,046
		32,538,321
Electric Utilities — 11.1%
Enel Americas SA	278,479,500	29,837,525
Enel Chile SA	370,443,748	20,072,527
Engie Energia Chile SA(a)	9,060,045	8,666,199
		58,576,251
Financial Services — 0.9%
Inversiones La Construccion SA	573,575	4,708,021
Independent Power and Renewable Electricity Producers — 2.9%
Colbun SA	115,961,622	15,483,209
Metals & Mining — 1.4%
CAP SA(a)	1,204,873	7,384,416
Paper & Forest Products — 4.3%
Empresas CMPC SA	13,242,484	22,869,851
Passenger Airlines — 4.7%
Latam Airlines Group SA	1,935,349,713	25,014,753
Real Estate Management & Development — 3.3%
Parque Arauco SA	9,482,939	15,637,114
Plaza SA	1,111,736	1,837,360
		17,474,474
Security	Shares	Value
Specialty Retail — 4.2%
Empresas Copec SA	3,419,421	$22,406,316
Water Utilities — 3.8%
Aguas Andinas SA, Class A	41,203,172	12,491,002
Inversiones Aguas Metropolitanas SA	9,184,706	7,348,006
		19,839,008
Wireless Telecommunication Services — 1.6%
Empresa Nacional de Telecomunicaciones SA	2,709,705	8,303,609
Total Common Stocks — 83.1% (Cost: $384,595,648)		440,587,261
Preferred Stocks
Beverages — 3.4%
Embotelladora Andina SA, Class B, Preference Shares, NVS	5,708,340	18,123,598
Chemicals — 13.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,788,244	69,672,861
Total Preferred Stocks — 16.6% (Cost: $88,964,940)		87,796,459
Total Long-Term Investments — 99.7% (Cost: $473,560,588)		528,383,720
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(b)(c)	1,090,000	1,090,000
Total Short-Term Securities — 0.2% (Cost: $1,090,000)		1,090,000
Total Investments — 99.9% (Cost: $474,650,588)		529,473,720
Other Assets Less Liabilities — 0.1%		787,402
Net Assets — 100.0%		$530,261,122

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,090,000 (a)	$—	$—	$—	$1,090,000	1,090,000	$82,452	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
6

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	16	09/20/24	$880	$(10,099)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$10,099	$—	$—	$—	$10,099

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,391	$—	$—	$—	$1,391
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$53,380	$—	$—	$—	$53,380
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,441,746
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$440,587,261	$—	$—	$440,587,261
Preferred Stocks	87,796,459	—	—	87,796,459
Short-Term Securities
Money Market Funds	1,090,000	—	—	1,090,000
	$529,473,720	$—	$—	$529,473,720
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Chile ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(10,099)	$—	$—	$(10,099)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
August 31, 2024
iShares® MSCI Israel ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Elbit Systems Ltd.	19,002	$3,913,098
Banks — 20.0%
Bank Hapoalim BM	907,459	9,046,599
Bank Leumi Le-Israel BM	1,084,397	10,485,602
FIBI Holdings Ltd.	12,603	547,333
First International Bank Of Israel Ltd. (The)	39,369	1,621,804
Israel Discount Bank Ltd., Class A	882,672	4,898,229
Mizrahi Tefahot Bank Ltd.	110,561	4,234,155
		30,833,722
Broadline Retail — 1.6%
Global-e Online Ltd.(a)(b)	71,386	2,457,106
Capital Markets — 0.4%
Tel Aviv Stock Exchange Ltd.	62,823	535,264
Chemicals — 2.0%
ICL Group Ltd.	551,246	2,522,853
Israel Corp Ltd.	2,687	607,565
		3,130,418
Communications Equipment — 0.2%
Ituran Location and Control Ltd.	10,743	303,490
Construction & Engineering — 1.7%
Ashtrom Group Ltd.(a)(b)	29,032	402,665
Elco Ltd.	6,652	211,474
Electra Ltd./Israel	1,504	618,125
Kvutzat Acro Ltd., NVS(b)	19,826	243,577
Shapir Engineering and Industry Ltd.(a)(b)	101,571	593,647
Shikun & Binui Ltd.(a)	233,102	579,997
		2,649,485
Consumer Finance — 0.3%
Isracard Ltd.	136,251	483,052
Consumer Staples Distribution & Retail — 1.2%
M Yochananof & Sons Ltd.	3,653	223,951
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,333	363,225
Shufersal Ltd.	151,079	1,302,672
		1,889,848
Distributors — 0.1%
Tadiran Group Ltd.(b)	2,460	136,777
Diversified REITs — 0.6%
Reit 1 Ltd.	138,753	561,704
Sella Capital Real Estate Ltd.	157,719	312,287
		873,991
Diversified Telecommunication Services — 1.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,479,891	1,759,649
Electronic Equipment, Instruments & Components — 0.5%
Nayax Ltd.(a)	8,997	215,041
Next Vision Stabilized Systems Ltd., NVS	39,387	510,707
		725,748
Food Products — 0.4%
Strauss Group Ltd.	41,364	664,389
Health Care Equipment & Supplies — 0.6%
Inmode Ltd.(a)(b)	57,174	955,378
Hotels, Restaurants & Leisure — 0.4%
Fattal Holdings 1998 Ltd.(a)	5,286	630,348
Household Durables — 0.5%
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	53,104	271,179
Danya Cebus Ltd.	5,629	130,977
Electra Consumer Products 1970 Ltd.(a)(b)	8,928	192,584
Maytronics Ltd.(b)	35,483	110,725
		705,465
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 2.2%
Energix-Renewable Energies Ltd.	195,922	$703,189
Enlight Renewable Energy Ltd.(a)	83,866	1,389,062
Kenon Holdings Ltd./Singapore	15,060	380,594
OPC Energy Ltd.(a)	79,575	616,840
OY Nofar Energy Ltd.(a)(b)	13,994	341,177
		3,430,862
Insurance — 2.4%
Clal Insurance Enterprises Holdings Ltd.(a)	45,229	733,735
Harel Insurance Investments & Financial Services Ltd.	74,099	759,485
Menora Mivtachim Holdings Ltd.	15,389	431,639
Migdal Insurance & Financial Holdings Ltd.	297,954	380,138
Phoenix Financial Ltd.	133,916	1,430,895
		3,735,892
IT Services — 5.0%
Formula Systems 1985 Ltd.	7,084	550,734
Matrix IT Ltd.	24,861	492,091
One Software Technologies Ltd.	32,998	432,344
Wix.com Ltd.(a)	37,737	6,287,739
		7,762,908
Machinery — 0.4%
Kornit Digital Ltd.(a)	33,950	630,791
Marine Transportation — 0.8%
ZIM Integrated Shipping Services Ltd.	68,460	1,250,764
Media — 0.2%
Perion Network Ltd.(a)	33,356	290,691
Oil, Gas & Consumable Fuels — 1.7%
Delek Group Ltd.(b)	6,609	794,912
Equital Ltd.(a)(b)	16,798	566,412
Oil Refineries Ltd.	1,790,592	465,494
Paz Oil Co. Ltd.	7,206	784,664
		2,611,482
Personal Care Products — 0.5%
Oddity Tech Ltd., Class A, NVS(a)(b)	22,504	828,147
Pharmaceuticals — 9.8%
Teva Pharmaceutical Industries Ltd., ADR(a)	800,311	15,101,869
Professional Services — 1.0%
Danel Adir Yeoshua Ltd.	3,558	322,916
Fiverr International Ltd.(a)(b)	24,598	611,752
Hilan Ltd.	11,456	618,902
		1,553,570
Real Estate Management & Development — 7.9%
AFI Properties Ltd.(a)	0	27
Africa Israel Residences Ltd.(b)	4,452	287,696
Airport City Ltd.(a)	48,648	752,115
Alony Hetz Properties & Investments Ltd.	116,181	872,944
Amot Investments Ltd.	167,384	744,288
Aura Investments Ltd.	110,188	502,327
Azrieli Group Ltd.	30,261	2,062,797
Big Shopping Centers Ltd.(a)	11,290	1,244,931
Blue Square Real Estate Ltd.(b)	3,878	301,395
Brack Capital Properties NV(a)	0	20
Electra Real Estate Ltd.	21,508	231,177
G City Ltd.	73,755	253,180
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	114,543	428,730
Isras Holdings Ltd., NVS(a)	2,763	236,324
Isras Investment Co. Ltd.(b)	1,111	222,215
Mega Or Holdings Ltd.	16,873	446,742
Melisron Ltd.	18,581	1,418,708
Mivne Real Estate KD Ltd.	429,537	1,089,800
Prashkovsky Investments and Construction Ltd.	5,275	120,755
Summit Real Estate Holdings Ltd.	28,729	412,907
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Israel ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
YH Dimri Construction & Development Ltd.	5,454	$495,353
		12,124,432
Semiconductors & Semiconductor Equipment — 6.6%
Camtek Ltd./Israel	20,898	1,992,142
Nova Ltd.(a)	20,725	4,755,547
Tower Semiconductor Ltd.(a)	79,191	3,487,288
		10,234,977
Software — 25.3%
Cellebrite DI Ltd.(a)	43,745	746,290
Check Point Software Technologies Ltd.(a)	64,319	12,381,407
CyberArk Software Ltd.(a)	30,810	8,834,459
Magic Software Enterprises Ltd.	19,459	213,710
Monday.com Ltd.(a)	25,217	6,704,948
Nice Ltd.(a)	45,312	7,896,521
Radware Ltd.(a)	25,228	549,970
Riskified Ltd., Class A(a)	73,163	378,984
Sapiens International Corp. NV	23,877	869,974
SimilarWeb Ltd.(a)	22,069	208,111
WalkMe Ltd.(a)	19,655	272,615
		39,056,989
Specialty Retail — 0.6%
Delek Automotive Systems Ltd.	34,714	211,825
Fox Wizel Ltd.(b)	5,877	434,740
Retailors Ltd.	13,954	250,398
		896,963
Technology Hardware, Storage & Peripherals — 0.2%
Nano Dimension Ltd., ADR(a)(b)	133,647	292,687
Textiles, Apparel & Luxury Goods — 0.2%
Delta Galil Ltd.(b)	7,412	337,108
Security	Shares	Value
Wireless Telecommunication Services — 0.5%
Cellcom Israel Ltd.(a)(b)	75,861	$332,283
Partner Communications Co. Ltd.(a)	100,003	439,990
		772,273
Total Long-Term Investments — 99.4% (Cost: $162,678,404)		153,559,633
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	7,493,263	7,497,759
Total Short-Term Securities — 4.9% (Cost: $7,496,786)		7,497,759
Total Investments — 104.3% (Cost: $170,175,190)		161,057,392
Liabilities in Excess of Other Assets — (4.3)%		(6,572,736)
Net Assets — 100.0%		$154,484,656

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,746,318	$—	$(4,249,299)(a)	$299	$441	$7,497,759	7,493,263	$129,166 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	150,000	—	(150,000)(a)	—	—	—	—	6,087	—
				$299	$441	$7,497,759		$135,253	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	15	09/20/24	$826	$8,571
Schedule of Investments
10

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Israel ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,571	$—	$—	$—	$8,571

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$6,510	$—	$—	$—	$6,510
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$8,003	$—	$—	$—	$8,003
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$353,168
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$61,167,010	$92,392,623	$—	$153,559,633
Short-Term Securities
Money Market Funds	7,497,759	—	—	7,497,759
	$68,664,769	$92,392,623	$—	$161,057,392
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$8,571	$—	$8,571

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI South Africa ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 20.0%
Absa Group Ltd.	1,039,672	$10,255,162
Capitec Bank Holdings Ltd.	106,208	17,346,807
Nedbank Group Ltd.	567,351	9,391,607
Standard Bank Group Ltd.	1,635,505	21,967,955
		58,961,531
Broadline Retail — 17.1%
Naspers Ltd., Class N	223,488	46,101,549
Woolworths Holdings Ltd./South Africa	1,157,676	4,198,574
		50,300,123
Capital Markets — 1.5%
Reinet Investments SCA	168,934	4,531,785
Chemicals — 1.9%
Sasol Ltd.	710,635	5,456,604
Consumer Staples Distribution & Retail — 9.2%
Bid Corp. Ltd.	410,335	10,337,117
Clicks Group Ltd.	292,352	6,127,688
Shoprite Holdings Ltd.	614,765	10,652,097
		27,116,902
Financial Services — 11.8%
FirstRand Ltd.	6,159,282	29,616,163
Remgro Ltd.	618,590	5,013,949
		34,630,112
Industrial Conglomerates — 2.3%
Bidvest Group Ltd. (The)	417,426	6,792,329
Insurance — 8.1%
Discovery Ltd.	664,795	5,689,408
Old Mutual Ltd.	5,906,768	4,273,845
OUTsurance Group Ltd., NVS	1,048,782	2,807,733
Sanlam Ltd.	2,201,059	10,973,968
		23,744,954
Metals & Mining — 16.8%
Anglo American Platinum Ltd.(a)	82,044	2,832,903
Anglogold Ashanti PLC, NVS	417,377	12,353,036
Gold Fields Ltd.	1,092,129	15,139,396
Harmony Gold Mining Co. Ltd.	697,559	6,832,457
Impala Platinum Holdings Ltd.	1,110,990	4,784,783
Kumba Iron Ore Ltd.	81,023	1,603,759
Northam Platinum Holdings Ltd.	441,527	2,610,962
Sibanye Stillwater Ltd.	3,492,553	3,337,593
		49,494,889
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.9%
Exxaro Resources Ltd.	303,299	$2,717,118
Pharmaceuticals — 2.1%
Aspen Pharmacare Holdings Ltd.	465,565	6,266,897
Real Estate Management & Development — 1.9%
NEPI Rockcastle NV	690,301	5,629,306
Specialty Retail — 1.2%
Pepkor Holdings Ltd.(b)	2,960,292	3,650,491
Wireless Telecommunication Services — 5.1%
MTN Group Ltd.	2,074,160	10,331,659
Vodacom Group Ltd.	767,323	4,741,883
		15,073,542
Total Long-Term Investments — 99.9% (Cost: $358,668,141)		294,366,583
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	3,123,634	3,125,509
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	130,000	130,000
Total Short-Term Securities — 1.1% (Cost: $3,255,821)		3,255,509
Total Investments — 101.0% (Cost: $361,923,962)		297,622,092
Liabilities in Excess of Other Assets — (1.0)%		(2,944,167)
Net Assets — 100.0%		$294,677,925

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,125,639 (a)	$—	$182	$(312)	$3,125,509	3,123,634	$13,097 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	—	(20,000)(a)	—	—	130,000	130,000	12,538	—
				$182	$(312)	$3,255,509		$25,635	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
12

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI South Africa ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	5	09/19/24	$213	$7,695
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,695	$—	$—	$—	$7,695

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(15,631)	$—	$—	$—	$(15,631)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$29,103	$—	$—	$—	$29,103
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$245,632
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$115,102,988	$179,263,595	$—	$294,366,583
Short-Term Securities
Money Market Funds	3,255,509	—	—	3,255,509
	$118,358,497	$179,263,595	$—	$297,622,092
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$7,695	$—	$7,695

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Turkey ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.3%
Aselsan Elektronik Sanayi Ve Ticaret A/S	4,103,984	$7,024,733
SDT Uzay VE Savunma Teknolojileri A/S, NVS	36,843	270,737
		7,295,470
Air Freight & Logistics — 0.3%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)(b)	517,798	706,668
Automobile Components — 0.6%
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	13,347	284,983
EGE Endustri VE Ticaret AS	2,596	771,821
Kordsa Teknik Tekstil AS(a)	133,743	303,622
		1,360,426
Automobiles — 3.8%
Ford Otomotiv Sanayi AS	214,605	6,071,825
Tofas Turk Otomobil Fabrikasi AS	319,108	2,284,281
		8,356,106
Banks — 17.6%
Akbank TAS	8,358,741	14,302,495
Haci Omer Sabanci Holding AS	2,731,626	7,054,120
Turkiye Is Bankasi AS, Class C	23,386,831	9,078,245
Yapi ve Kredi Bankasi A/S	9,017,267	8,261,815
		38,696,675
Beverages — 3.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	714,256	4,666,805
Coca-Cola Icecek A/S	2,106,078	3,764,386
		8,431,191
Building Products — 0.1%
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S, NVS	232,129	294,244
Capital Markets — 1.0%
Is Yatirim Menkul Degerler AS	1,310,847	1,399,494
Oyak Yatirim Menkul Degerler AS, NVS(a)	301,963	361,412
Verusa Holding A/S	46,643	484,610
		2,245,516
Chemicals — 4.1%
Gubre Fabrikalari TAS(a)	161,773	805,731
Hektas Ticaret TAS(a)(b)	3,549,146	1,215,052
Petkim Petrokimya Holding AS(a)	3,907,762	2,630,852
Politeknik Metal Sanayi ve Ticaret A/S, NVS(a)	1,350	310,835
Sasa Polyester Sanayi AS(a)	28,188,737	4,070,456
		9,032,926
Construction & Engineering — 1.2%
Enka Insaat ve Sanayi AS	1	1
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	270,702	346,243
Kontrolmatik Enerji Ve Muhendislik AS, NVS	705,761	1,019,534
Tekfen Holding AS(a)	850,898	1,330,846
		2,696,624
Construction Materials — 2.4%
Akcansa Cimento A/S	74,331	344,690
Baticim Bati Anadolu Cimento Sanayii A/S(a)	164,438	1,124,503
Cimsa Cimento Sanayi VE Ticaret AS	693,872	730,284
Konya Cimento Sanayii A/S(a)	1,492	288,136
Nuh Cimento Sanayi AS	238,651	1,749,553
Oyak Cimento Fabrikalari AS(a)	533,467	1,074,074
		5,311,240
Consumer Finance — 0.0%
Katilimevim Tasarruf Finansman A/S, NVS	27,217	34,990
Consumer Staples Distribution & Retail — 11.5%
BIM Birlesik Magazalar A/S	1,222,246	19,357,755
Migros Ticaret AS	297,813	4,239,488
Sok Marketler Ticaret AS	1,078,588	1,678,551
		25,275,794
Diversified REITs — 0.6%
Is Gayrimenkul Yatirim Ortakligi AS(a)	752,705	351,256
Security	Shares	Value
Diversified REITs (continued)
Torunlar Gayrimenkul Yatirim Ortakligi A/S	336,539	$473,122
Ziraat Gayrimenkul Yatirim Ortakligi AS	2,382,365	434,213
		1,258,591
Electric Utilities — 1.0%
Can2 Termik AS(a)	9,366,558	461,840
Enerjisa Enerji AS(c)	1,000,836	1,764,200
		2,226,040
Electrical Equipment — 0.7%
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	55,063	338,548
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	133,620	349,619
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	877,195	603,471
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	63,486	335,765
		1,627,403
Financial Services — 0.5%
Turkiye Sinai Kalkinma Bankasi AS(a)	2,941,306	996,103
Food Products — 1.5%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS(a)	536,883	254,165
Ulker Biskuvi Sanayi AS(a)	702,932	3,053,356
		3,307,521
Gas Utilities — 0.7%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,429,610	557,320
Aygaz AS	120,913	530,893
Enerya Enerji A/S, NVS	86,507	513,629
		1,601,842
Health Care Providers & Services — 1.4%
MLP Saglik Hizmetleri AS(a)(c)	285,887	2,766,824
Selcuk Ecza Deposu Ticaret ve Sanayi AS	247,774	396,328
		3,163,152
Hotels, Restaurants & Leisure — 0.4%
Kustur Kusadasi Tur. End. A/S, NVS	2,012	240,339
TAB Gida Sanayi Ve Ticaret A/S, NVS	114,970	539,892
		780,231
Household Durables — 0.8%
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,712,844	875,032
Vestel Elektronik Sanayi ve Ticaret AS(a)	493,864	957,377
		1,832,409
Independent Power and Renewable Electricity Producers — 0.6%
Akfen Yenilenebilir Enerji A/S, NVS(a)	703,479	450,514
Aksa Enerji Uretim AS, Class B	350,730	387,750
Zorlu Enerji Elektrik Uretim AS(a)	4,219,159	563,429
		1,401,693
Industrial Conglomerates — 8.7%
AG Anadolu Grubu Holding AS	68,785	666,713
Alarko Holding A/S	596,868	1,685,216
Eczacibasi Yatirim Holding Ortakligi A/S	45,569	283,234
Kiler Holding AS(a)	727,272	682,618
KOC Holding AS	2,038,401	11,145,348
Turkiye Sise ve Cam Fabrikalari AS	3,676,977	4,678,057
		19,141,186
Insurance — 1.0%
Anadolu Anonim Turk Sigorta Sirketi(a)	434,954	981,685
Anadolu Hayat Emeklilik AS	115,612	349,153
Turkiye Sigorta A/S	2,070,929	764,625
		2,095,463
Machinery — 0.7%
Jantsa Jant Sanayi Ve Ticaret AS	295,755	217,181
Otokar Otomotiv Ve Savunma Sanayi AS	94,408	1,296,060
		1,513,241
Metals & Mining — 5.7%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(a)	43,103	478,824
Eregli Demir ve Celik Fabrikalari TAS	3,847,949	5,459,318
Schedule of Investments
14

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Turkey ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	574,102	$302,620
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	2,865,632	1,932,300
Kocaer Celik Sanayi Ve Ticaret A/S	333,251	438,962
Koza Altin Isletmeleri AS	3,377,890	2,492,374
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	793,628	1,454,627
		12,559,025
Oil, Gas & Consumable Fuels — 5.8%
Turkiye Petrol Rafinerileri AS	2,584,833	12,790,645
Passenger Airlines — 6.8%
Pegasus Hava Tasimaciligi AS(a)(b)	711,353	4,740,723
Turk Hava Yollari AO(a)	1,142,806	10,076,424
		14,817,147
Personal Care Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	369,321	535,236
Pharmaceuticals — 0.3%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	215,006	547,107
Real Estate Management & Development — 0.2%
Milpa, NVS	97,424	395,163
Residential REITs — 1.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	7,441,448	2,547,151
Semiconductors & Semiconductor Equipment — 0.3%
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	154,304	259,498
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	366,697	466,013
		725,511
Software — 0.4%
MIA Teknoloji A/S, NVS(a)	537,680	765,364
Specialty Retail — 1.4%
Dogan Sirketler Grubu Holding AS	4,126,961	1,888,714
Dogus Otomotiv Servis ve Ticaret AS	160,899	1,125,065
		3,013,779
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.2%
Reeder Teknoloji Sanayi VE Ticaret AS(a)	399,905	$398,121
Textiles, Apparel & Luxury Goods — 2.3%
Aksa Akrilik Kimya Sanayii AS	6,346,411	1,659,946
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	1,088,915	3,382,667
		5,042,613
Transportation Infrastructure — 2.1%
TAV Havalimanlari Holding AS(a)	637,100	4,672,790
Wireless Telecommunication Services — 4.5%
Turkcell Iletisim Hizmetleri AS	3,384,943	9,772,581
Total Long-Term Investments — 99.9% (Cost: $217,081,728)		219,264,978
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	2,830,246	2,831,944
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	120,000	120,000
Total Short-Term Securities — 1.4% (Cost: $2,951,926)		2,951,944
Total Investments — 101.3% (Cost: $220,033,654)		222,216,922
Liabilities in Excess of Other Assets — (1.3)%		(2,816,378)
Net Assets — 100.0%		$219,400,544

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,180,028	$—	$(3,348,254)(a)	$366	$(196)	$2,831,944	2,830,246	$13,267 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—	0 (a)	—	—	120,000	120,000	10,946	—
				$366	$(196)	$2,951,944		$24,213	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Turkey ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	09/20/24	$55	$727
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$727	$—	$—	$—	$727

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$17,794	$—	$—	$—	$17,794
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,313	$—	$—	$—	$1,313
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$720,695
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$87,657,865	$131,607,113	$—	$219,264,978
Short-Term Securities
Money Market Funds	2,951,944	—	—	2,951,944
	$90,609,809	$131,607,113	$—	$222,216,922
Schedule of Investments
16

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Turkey ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$727	$—	$—	$727

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
17
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities
August 31, 2024

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Israel ETF	iShares MSCI South Africa ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,006,708,520	$528,383,720	$153,559,633	$294,366,583
Investments, at value—affiliated(c)	15,410,000	1,090,000	7,497,759	3,255,509
Cash	5,913	7,542	—	7,934
Cash pledged for futures contracts	9,872,958	28,000	—	—
Foreign currency collateral pledged for futures contracts(d)	—	—	58,586	19,183
Foreign currency, at value(e)	19,171,257	392,898	308,006	312,519
Receivables:
Investments sold	587,333,578	20,937,953	974,563	1,887,310
Securities lending income—affiliated	—	—	7,970	129
Dividends—unaffiliated	59,742,202	178,406	376,105	105,827
Dividends—affiliated	56,356	4,685	114	427
Variation margin on futures contracts	—	1,288	942	—
Total assets	4,698,300,784	551,024,492	162,783,678	299,955,421
LIABILITIES
Bank overdraft	—	—	97,763	—
Collateral on securities loaned, at value	—	—	7,489,356	3,125,823
Payables:
Investments purchased	528,264,625	20,501,820	637,998	2,005,394
Capital shares redeemed	78,563,014	—	—	—
Deferred foreign capital gain tax	—	—	200	—
Investment advisory fees	2,128,942	261,550	73,705	144,900
Variation margin on futures contracts	823,191	—	—	1,379
Total liabilities	609,779,772	20,763,370	8,299,022	5,277,496
Commitments and contingent liabilities
NET ASSETS	$4,088,521,012	$530,261,122	$154,484,656	$294,677,925
NET ASSETS CONSIST OF
Paid-in capital	$7,526,741,116	$859,013,375	$232,491,257	$656,673,145
Accumulated loss	(3,438,220,104)	(328,752,253)	(78,006,601)	(361,995,220)
NET ASSETS	$4,088,521,012	$530,261,122	$154,484,656	$294,677,925
NET ASSET VALUE
Shares outstanding	137,350,000	19,850,000	2,300,000	6,300,000
Net asset value	$29.77	$26.71	$67.17	$46.77
Shares authorized	2 billion	300 million	500 million	400 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$2,532,809,908	$473,560,588	$162,678,404	$358,668,141
(b) Securities loaned, at value	$—	$—	$7,225,168	$2,767,470
(c) Investments, at cost—affiliated	$15,410,000	$1,090,000	$7,496,786	$3,255,821
(d) Foreign currency collateral pledged, at cost	$—	$—	$58,736	$20,625
(e) Foreign currency, at cost	$19,337,773	$382,173	$305,125	$303,852
See notes to financial statements.
Statements of Assets and Liabilities
18

Statements of Assets and Liabilities (continued)
August 31, 2024

iShares MSCI Turkey ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$219,264,978
Investments, at value—affiliated(c)	2,951,944
Cash	9,889
Cash pledged for futures contracts	2,000
Foreign currency, at value(d)	46,163
Receivables:
Investments sold	2,353,383
Securities lending income—affiliated	330
Dividends—unaffiliated	12,691
Dividends—affiliated	616
Variation margin on futures contracts	86
Total assets	224,642,080
LIABILITIES
Collateral on securities loaned, at value	2,831,957
Payables:
Investments purchased	2,296,770
Investment advisory fees	112,809
Total liabilities	5,241,536
Commitments and contingent liabilities
NET ASSETS	$219,400,544
NET ASSETS CONSIST OF
Paid-in capital	$524,800,615
Accumulated loss	(305,400,071)
NET ASSETS	$219,400,544
NET ASSET VALUE
Shares outstanding	5,900,000
Net asset value	$37.19
Shares authorized	200 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$217,081,728
(b) Securities loaned, at value	$336,987
(c) Investments, at cost—affiliated	$2,951,926
(d) Foreign currency, at cost	$46,805
See notes to financial statements.
19
2024 iShares Annual Financial Statements

Statements of Operations
Year Ended August 31, 2024

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Israel ETF	iShares MSCI South Africa ETF
INVESTMENT INCOME
Dividends—unaffiliated	$370,020,922	$27,719,876	$2,977,220	$10,469,963
Dividends—affiliated	953,530	82,452	6,087	12,538
Interest—unaffiliated	529,581	7,059	1,221	429
Securities lending income—affiliated—net	—	—	129,166	13,097
Foreign taxes withheld	(23,804,396)	(6,996,081)	(705,537)	(1,471,569)
Total investment income	347,699,637	20,813,306	2,408,157	9,024,458
EXPENSES
Investment advisory	30,037,337	3,322,337	828,668	1,651,857
Commitment costs	38,715	5,600	1,388	2,708
Interest expense	—	13,160	—	—
Total expenses	30,076,052	3,341,097	830,056	1,654,565
Net investment income	317,623,585	17,472,209	1,578,101	7,369,893
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	110,570,087	(26,059,853)	(4,808,769)	(6,860,822)
Investments—affiliated	—	—	299	182
Foreign currency transactions	(7,156,427)	(160,453)	(3,995)	(47,462)
Futures contracts	(10,935,785)	1,391	6,510	(15,631)
In-kind redemptions—unaffiliated(b)	—	—	8,243,498	(2,279,741)
	92,477,875	(26,218,915)	3,437,543	(9,203,474)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	(232,704,631)	(16,251,391)	23,651,816	54,441,585
Investments—affiliated	—	—	441	(312)
Foreign currency translations	(3,879,219)	4,503	4,865	16,525
Futures contracts	6,343,302	53,380	8,003	29,103
	(230,240,548)	(16,193,508)	23,665,125	54,486,901
Net realized and unrealized gain (loss)	(137,762,673)	(42,412,423)	27,102,668	45,283,427
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,860,912	$(24,940,214)	$28,680,769	$52,653,320
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$26,816	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$3,519	$—
See notes to financial statements.
Statements of Operations
20

Statements of Operations (continued)
Year Ended August 31, 2024

iShares MSCI Turkey ETF
INVESTMENT INCOME
Dividends—unaffiliated	$5,646,904
Dividends—affiliated	10,946
Securities lending income—affiliated—net	13,267
Foreign taxes withheld	(561,848)
Total investment income	5,109,269
EXPENSES
Investment advisory	1,295,624
Commitment costs	2,158
Interest expense	21
Total expenses	1,297,803
Net investment income	3,811,466
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(2,310,626)
Investments—affiliated	366
Foreign currency transactions	(44,054)
Futures contracts	17,794
In-kind redemptions—unaffiliated(a)	20,793,156
18,456,636
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(16,706,609)
Investments—affiliated	(196)
Foreign currency translations	(272)
Futures contracts	1,313
(16,705,764)
Net realized and unrealized gain	1,750,872
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,562,338
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
21
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$317,623,585	$354,681,789	$17,472,209	$32,262,351
Net realized gain (loss)	92,477,875	(254,894,384)	(26,218,915)	(7,137,518)
Net change in unrealized appreciation (depreciation)	(230,240,548)	353,986,542	(16,193,508)	8,920,570
Net increase (decrease) in net assets resulting from operations	179,860,912	453,773,947	(24,940,214)	34,045,403
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(349,882,841)	(467,216,704)	(18,089,930)	(35,771,920)
Return of capital	—	—	(350,422)	—
Decrease in net assets resulting from distributions to shareholders	(349,882,841)	(467,216,704)	(18,440,352)	(35,771,920)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(868,077,759)	(96,109,438)	(47,367,975)	129,656,844
NET ASSETS
Total increase (decrease) in net assets	(1,038,099,688)	(109,552,195)	(90,748,541)	127,930,327
Beginning of year	5,126,620,700	5,236,172,895	621,009,663	493,079,336
End of year	$4,088,521,012	$5,126,620,700	$530,261,122	$621,009,663

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
22

Statements of Changes in Net Assets(continued)

	iShares MSCI Israel ETF		iShares MSCI South Africa ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,578,101	$2,645,409	$7,369,893	$10,097,101
Net realized gain (loss)	3,437,543	(948,559)	(9,203,474)	(8,228,739)
Net change in unrealized appreciation (depreciation)	23,665,125	(27,800,166)	54,486,901	4,297,983
Net increase (decrease) in net assets resulting from operations	28,680,769	(26,103,316)	52,653,320	6,166,345
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,786,638)	(2,361,593)	(7,757,578)	(10,821,638)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,525,209)	9,018,373	(21,515,627)	(39,808,126)
NET ASSETS
Total increase (decrease) in net assets	11,368,922	(19,446,536)	23,380,115	(44,463,419)
Beginning of year	143,115,734	162,562,270	271,297,810	315,761,229
End of year	$154,484,656	$143,115,734	$294,677,925	$271,297,810

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI Turkey ETF
	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,811,466	$6,777,537
Net realized gain	18,456,636	66,693,899
Net change in unrealized appreciation (depreciation)	(16,705,764)	79,342,313
Net increase in net assets resulting from operations	5,562,338	152,813,749
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,032,609)	(8,182,455)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(7,214,689)	(208,954,025)
NET ASSETS
Total decrease in net assets	(6,684,960)	(64,322,731)
Beginning of year	226,085,504	290,408,235
End of year	$219,400,544	$226,085,504

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
24

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$30.82	$30.48	$36.58	$29.62	$40.92
Net investment income(a)	1.97	2.14	4.10	1.34	0.86
Net realized and unrealized gain (loss)(b)	(0.88)	0.98	(6.56)	6.52	(11.13)
Net increase (decrease) from investment operations	1.09	3.12	(2.46)	7.86	(10.27)
Distributions from net investment income(c)	(2.14)	(2.78)	(3.64)	(0.90)	(1.03)
Net asset value, end of year	$29.77	$30.82	$30.48	$36.58	$29.62
Total Return(d)
Based on net asset value	3.37%	11.49%	(6.05)%	26.35%	(25.63)%
Ratios to Average Net Assets(e)
Total expenses	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	6.27%	7.13%	13.01%	3.84%	2.35%
Supplemental Data
Net assets, end of year (000)	$4,088,521	$5,126,621	$5,236,173	$5,044,685	$5,312,367
Portfolio turnover rate(f)	22%(g)	22%(g)	27%(g)	17%(g)	29%(g)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	16%	12%	22%	12%	11%
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Chile ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$28.36	$27.62	$28.52	$25.37	$35.88
Net investment income(a)	0.82	1.64	2.17	0.63	0.61
Net realized and unrealized gain (loss)(b)	(1.60)	0.96	(1.16)	3.16	(10.54)
Net increase (decrease) from investment operations	(0.78)	2.60	1.01	3.79	(9.93)
Distributions(c)
From net investment income	(0.85)	(1.86)	(1.91)	(0.64)	(0.58)
Return of capital	(0.02)	—	—	—	—
Total distributions	(0.87)	(1.86)	(1.91)	(0.64)	(0.58)
Net asset value, end of year	$26.71	$28.36	$27.62	$28.52	$25.37
Total Return(d)
Based on net asset value	(2.72)%	9.54%	4.03%	14.90%	(27.72)%
Ratios to Average Net Assets(e)
Total expenses	0.60%	0.59%	0.58%	0.57%	0.59%
Net investment income	3.12%	5.87%	8.30%	2.17%	2.10%
Supplemental Data
Net assets, end of year (000)	$530,261	$621,010	$493,079	$476,286	$441,423
Portfolio turnover rate(f)	31%(g)	47%(g)	94%(g)	62%(g)	51%(g)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	17%	20%	36%	17%	21%
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Israel ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$55.04	$66.35	$72.22	$56.70	$53.28
Net investment income(a)	0.66	1.04	1.16	0.26	0.23
Net realized and unrealized gain (loss)(b)	12.25	(11.47)	(5.74)	15.38	4.31
Net increase (decrease) from investment operations	12.91	(10.43)	(4.58)	15.64	4.54
Distributions from net investment income(c)	(0.78)	(0.88)	(1.29)	(0.12)	(1.12)
Net asset value, end of year	$67.17	$55.04	$66.35	$72.22	$56.70
Total Return(d)
Based on net asset value	23.62%	(15.74)%	(6.38)%	27.59%	8.53%
Ratios to Average Net Assets(e)
Total expenses	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	1.13%	1.82%	1.64%	0.40%	0.43%
Supplemental Data
Net assets, end of year (000)	$154,485	$143,116	$162,562	$162,485	$104,903
Portfolio turnover rate(f)	7%	12%	13%	21%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$39.32	$39.97	$49.35	$37.17	$47.96
Net investment income(a)	1.07	1.25	1.43	0.77	4.94
Net realized and unrealized gain (loss)(b)	7.51	(0.56)	(9.35)	13.67	(10.38)
Net increase (decrease) from investment operations	8.58	0.69	(7.92)	14.44	(5.44)
Distributions from net investment income(c)	(1.13)	(1.34)	(1.46)	(2.26)	(5.35)
Net asset value, end of year	$46.77	$39.32	$39.97	$49.35	$37.17
Total Return(d)
Based on net asset value	22.32%	1.62%	(16.34)%	39.49%	(13.09)%
Ratios to Average Net Assets(e)
Total expenses	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	2.64%	3.01%	3.02%	1.69%	11.79%
Supplemental Data
Net assets, end of year (000)	$294,678	$271,298	$315,761	$276,373	$323,418
Portfolio turnover rate(f)	4%	5%	8%	20%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$37.37	$22.60	$23.91	$19.99	$24.08
Net investment income(a)	0.66	0.74	0.66	0.70	0.30
Net realized and unrealized gain (loss)(b)	0.01	15.28	(1.33)	3.99	(3.94)
Net increase (decrease) from investment operations	0.67	16.02	(0.67)	4.69	(3.64)
Distributions from net investment income(c)	(0.85)	(1.25)	(0.64)	(0.77)	(0.45)
Net asset value, end of year	$37.19	$37.37	$22.60	$23.91	$19.99
Total Return(d)
Based on net asset value	1.81%	72.12%	(2.41)%	23.59%	(15.48)%
Ratios to Average Net Assets(e)
Total expenses	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	1.74%	2.37%	3.23%	2.98%	1.22%
Supplemental Data
Net assets, end of year (000)	$219,401	$226,086	$290,408	$301,262	$178,947
Portfolio turnover rate(f)	14%	29%	18%	22%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Brazil	Non-diversified
MSCI Chile	Non-diversified
MSCI Israel	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
30

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
31
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Israel
Barclays Bank PLC	$263,075	$(263,075)	$—	$—
Barclays Capital, Inc.	54,714	(54,714)	—	—
BNP Paribas SA	231,291	(231,291)	—	—
BofA Securities, Inc.	1,181,529	(1,181,529)	—	—
Citigroup Global Markets, Inc.	5,895	(5,895)	—	—
Goldman Sachs & Co. LLC	945,786	(929,281)	—	16,505(b)
J.P. Morgan Securities LLC	3,701,858	(3,701,858)	—	—
Morgan Stanley	813,243	(813,243)	—	—
State Street Bank & Trust Co.	2,907	(2,907)	—	—
Wells Fargo Bank N.A.	24,870	(24,870)	—	—
	$7,225,168	$(7,208,663)	$—	$16,505
MSCI South Africa
Goldman Sachs & Co. LLC	$2,767,470	$(2,767,470)	$—	$—
MSCI Turkey
BofA Securities, Inc.	$81,885	$(81,885)	$—	$—
J.P. Morgan Securities LLC	36,397	(36,397)	—	—
Morgan Stanley	218,705	(218,705)	—	—
	$336,987	$(336,987)	$—	$—
Notes to Financial Statements
32

Notes to Financial Statements  (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption
33
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Israel	$29,288
MSCI South Africa	3,076
MSCI Turkey	3,002
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Israel	$197,571	$1,071,711	$(620,978)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Brazil	$1,072,030,633	$1,945,930,588
MSCI Chile	173,530,363	222,026,300
MSCI Israel	9,933,333	10,148,763
MSCI South Africa	20,439,250	11,262,796
MSCI Turkey	32,627,202	29,627,568
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Israel	$46,891,091	$61,940,383
MSCI South Africa	60,064,590	89,650,840
MSCI Turkey	65,076,440	75,991,815
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Israel	$8,128,913	$ (8,128,913)
MSCI South Africa	(2,835,174)	2,835,174
MSCI Turkey	19,034,244	(19,034,244)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Brazil
Ordinary income	$349,882,841	$467,216,704
MSCI Chile
Ordinary income	$18,089,930	$35,771,920
Return of capital	350,422	—
	$18,440,352	$35,771,920
MSCI Israel
Ordinary income	$1,786,638	$2,361,593
MSCI South Africa
Ordinary income	$7,757,578	$10,821,638
MSCI Turkey
Ordinary income	$5,032,609	$8,182,455
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Brazil	$76,195,479	$(4,380,577,962)	$866,162,379	$(3,438,220,104)
MSCI Chile	—	(350,425,959)	21,673,706	(328,752,253)
MSCI Israel	680,056	(68,148,528)	(10,538,129)	(78,006,601)
MSCI South Africa	4,969,665	(288,962,259)	(78,002,626)	(361,995,220)
MSCI Turkey	175,324	(305,411,566)	(163,829)	(305,400,071)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
35
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil	$3,151,561,743	$1,034,280,419	$(163,723,642)	$870,556,777
MSCI Chile	507,789,141	75,855,777	(54,171,198)	21,684,579
MSCI Israel	171,600,584	18,887,200	(29,430,392)	(10,543,192)
MSCI South Africa	375,639,497	15,425,911	(93,435,621)	(78,009,710)
MSCI Turkey	222,379,791	29,879,008	(30,041,877)	(162,869)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2024, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including
Notes to Financial Statements
36

Notes to Financial Statements  (continued)
the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invests a significant portion of their assets in securities of issuers located in Israel or with significant exposure to Israeli issuers. On October 7, 2023, Hamas launched a significant attack on Israel from the Gaza Strip. The extent and duration of the Israel-Hamas war and any related economic and market impacts are impossible to predict but may be significant, and may negatively impact Israel’s economy and issuers of securities in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
37
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Brazil
Shares sold	9,950,000	$317,055,689	15,250,000	$491,201,426
Shares redeemed	(38,950,000)	(1,185,133,448)	(20,700,000)	(587,310,864)
	(29,000,000)	$(868,077,759)	(5,450,000)	$(96,109,438)
MSCI Chile
Shares sold	3,000,000	$81,979,021	9,350,000	$277,089,683
Shares redeemed	(5,050,000)	(129,346,996)	(5,300,000)	(147,432,839)
	(2,050,000)	$(47,367,975)	4,050,000	$129,656,844
MSCI Israel
Shares sold	800,000	$47,440,485	1,050,000	$59,945,413
Shares redeemed	(1,100,000)	(62,965,694)	(900,000)	(50,927,040)
	(300,000)	$(15,525,209)	150,000	$9,018,373
MSCI South Africa
Shares sold	1,700,000	$68,292,329	2,200,000	$93,284,072
Shares redeemed	(2,300,000)	(89,807,956)	(3,200,000)	(133,092,198)
	(600,000)	$(21,515,627)	(1,000,000)	$(39,808,126)
MSCI Turkey
Shares sold	1,850,000	$69,364,914	3,400,000	$108,374,237
Shares redeemed	(2,000,000)	(76,579,603)	(10,200,000)	(317,328,262)
	(150,000)	$(7,214,689)	(6,800,000)	$(208,954,025)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements
38

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Inc.,  hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI Brazil ETF
iShares MSCI Chile ETF
iShares MSCI Israel ETF
iShares MSCI South Africa ETF
iShares MSCI Turkey ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
39
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI Chile	$18,033,616
MSCI Israel	2,992,463
MSCI South Africa	10,141,389
MSCI Turkey	5,610,485
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Brazil	$370,020,921	$23,599,708
MSCI Chile	27,719,876	7,049,616
MSCI Israel	3,264,945	696,605
MSCI South Africa	10,469,962	1,474,100
MSCI Turkey	5,646,290	560,396
Important Tax Information
40

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Brazil ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
41
2024 iShares Annual Financial Statements

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Brazil ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
42

Board Review and Approval of Investment Advisory Contract
iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Israel ETF, iShares MSCI South Africa ETF, iShares MSCI Turkey ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
43
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
Board Review and Approval of Investment Advisory Contract
44

Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
45
2024 iShares Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
46

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares MSCI Australia ETF | EWA | NYSE Arca
• iShares MSCI Canada ETF | EWC | NYSE Arca
• iShares MSCI Japan ETF | EWJ | NYSE Arca
• iShares MSCI Mexico ETF | EWW | NYSE Arca
• iShares MSCI South Korea ETF | EWY | NYSE Arca

2

Schedule of Investments
August 31, 2024
iShares® MSCI Australia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 28.5%
ANZ Group Holdings Ltd.	3,315,540	$68,052,577
Commonwealth Bank of Australia	1,843,956	173,667,965
National Australia Bank Ltd.	3,407,824	87,826,859
Westpac Banking Corp.	3,814,924	80,430,572
		409,977,973
Beverages — 0.5%
Treasury Wine Estates Ltd.	897,770	6,926,085
Biotechnology — 7.7%
CSL Ltd.	532,451	110,576,472
Broadline Retail — 4.3%
Wesfarmers Ltd.	1,250,310	61,335,916
Capital Markets — 4.7%
ASX Ltd.	214,078	8,863,008
Macquarie Group Ltd.	399,861	58,201,088
		67,064,096
Chemicals — 0.4%
Orica Ltd.	536,647	6,437,133
Commercial Services & Supplies — 1.3%
Brambles Ltd.	1,534,485	18,916,025
Construction Materials — 1.2%
James Hardie Industries PLC(a)	475,294	17,729,915
Consumer Staples Distribution & Retail — 4.0%
Coles Group Ltd.	1,476,327	18,743,389
Endeavour Group Ltd./Australia	1,671,729	6,027,762
Woolworths Group Ltd.	1,345,946	32,468,336
		57,239,487
Diversified REITs — 1.5%
GPT Group (The)	2,120,547	7,018,033
Mirvac Group	4,341,044	5,960,949
Stockland	2,620,990	8,851,350
		21,830,332
Diversified Telecommunication Services — 0.8%
Telstra Group Ltd.	4,458,502	11,842,308
Electric Utilities — 0.9%
Origin Energy Ltd.	1,898,161	12,797,708
Financial Services — 0.4%
Washington H Soul Pattinson & Co. Ltd.	257,633	6,007,716
Gas Utilities — 0.5%
APA Group	1,410,850	7,230,053
Health Care Equipment & Supplies — 1.0%
Cochlear Ltd.	72,164	14,650,986
Health Care Providers & Services — 1.0%
Ramsay Health Care Ltd.	203,389	5,709,495
Sonic Healthcare Ltd.	501,395	9,382,083
		15,091,578
Health Care Technology — 0.4%
Pro Medicus Ltd.	63,111	6,458,107
Hotels, Restaurants & Leisure — 2.2%
Aristocrat Leisure Ltd.	627,448	23,159,971
Lottery Corp. Ltd. (The)	2,444,631	8,232,941
		31,392,912
Security	Shares	Value
Industrial REITs — 3.0%
Goodman Group	1,883,276	$42,486,403
Insurance — 3.9%
Insurance Australia Group Ltd.	2,617,928	13,378,504
Medibank Pvt Ltd.	3,024,355	7,895,635
QBE Insurance Group Ltd.	1,655,339	17,652,506
Suncorp Group Ltd.	1,401,879	16,742,096
		55,668,741
Interactive Media & Services — 1.7%
CAR Group Ltd.	393,562	10,100,731
REA Group Ltd.	58,433	8,655,133
SEEK Ltd.	393,187	6,122,378
		24,878,242
Metals & Mining — 17.3%
BHP Group Ltd.	5,587,839	153,853,401
BlueScope Steel Ltd.	483,762	6,739,744
Fortescue Ltd.	1,865,833	22,986,094
Mineral Resources Ltd.	195,040	5,264,417
Northern Star Resources Ltd.	1,266,717	12,934,036
Pilbara Minerals Ltd.(b)	3,145,848	6,298,228
Rio Tinto Ltd.	409,008	30,621,005
South32 Ltd.	4,994,093	10,517,043
		249,213,968
Office REITs — 0.4%
Dexus	1,180,772	5,738,817
Oil, Gas & Consumable Fuels — 4.2%
Ampol Ltd.	262,223	5,130,511
Santos Ltd.	3,578,374	17,445,910
Woodside Energy Group Ltd.	2,092,052	38,324,818
		60,901,239
Passenger Airlines — 0.3%
Qantas Airways Ltd.(a)	878,182	3,973,152
Professional Services — 0.8%
Computershare Ltd.	587,377	11,292,498
Retail REITs — 1.4%
Scentre Group	5,723,998	13,263,073
Vicinity Ltd.	4,247,875	6,356,206
		19,619,279
Software — 2.1%
WiseTech Global Ltd.	183,701	14,802,470
Xero Ltd.(a)	159,796	15,498,362
		30,300,832
Trading Companies & Distributors — 0.7%
Reece Ltd.	248,254	4,582,738
Seven Group Holdings Ltd.	224,305	6,231,069
		10,813,807
Transportation Infrastructure — 2.2%
Transurban Group	3,406,943	31,137,078
Total Long-Term Investments — 99.3% (Cost: $1,502,803,083)		1,429,528,858
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	6,629,757	6,633,735
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Australia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	420,000	$420,000
Total Short-Term Securities — 0.5% (Cost: $7,052,521)		7,053,735
Total Investments — 99.8% (Cost: $1,509,855,604)		1,436,582,593
Other Assets Less Liabilities — 0.2%		2,680,742
Net Assets — 100.0%		$1,439,263,335

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$6,633,637 (a)	$—	$(1,116)	$1,214	$6,633,735	6,629,757	$43,729 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,220,000	—	(800,000)(a)	—	—	420,000	420,000	80,316	—
				$(1,116)	$1,214	$7,053,735		$124,045	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	70	09/19/24	$9,511	$179,442
Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Australia ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$179,442	$—	$—	$—	$179,442

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$643,914	$—	$—	$—	$643,914
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,384)	$—	$—	$—	$(2,384)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,005,565
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,429,528,858	$—	$1,429,528,858
Short-Term Securities
Money Market Funds	7,053,735	—	—	7,053,735
	$7,053,735	$1,429,528,858	$—	$1,436,582,593
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$179,442	$—	$179,442

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
CAE Inc.(a)	394,358	$7,055,223
Automobile Components — 0.5%
Magna International Inc.	335,150	14,085,925
Banks — 23.0%
Bank of Montreal	898,075	75,110,031
Bank of Nova Scotia (The)	1,514,128	75,580,003
Canadian Imperial Bank of Commerce	1,161,292	67,868,777
National Bank of Canada	417,718	38,276,998
Royal Bank of Canada	1,742,597	210,743,486
Toronto-Dominion Bank (The)	2,152,174	128,956,369
		596,535,664
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A, NVS	64,133	7,311,538
Dollarama Inc.	349,404	35,390,232
		42,701,770
Capital Markets — 4.7%
Brookfield Asset Management Ltd., Class A	437,235	17,824,874
Brookfield Corp., Class A	1,676,162	84,327,372
IGM Financial Inc.	102,080	3,005,628
Onex Corp.	80,646	5,698,150
TMX Group Ltd.	340,716	10,868,832
		121,724,856
Chemicals — 1.1%
Nutrien Ltd.	609,127	29,501,517
Commercial Services & Supplies — 1.6%
Element Fleet Management Corp.	496,863	10,304,842
GFL Environmental Inc.	269,396	11,674,193
RB Global Inc.	226,243	19,490,827
		41,469,862
Construction & Engineering — 1.4%
Stantec Inc.	139,947	11,461,396
WSP Global Inc.	153,524	25,593,219
		37,054,615
Consumer Staples Distribution & Retail — 4.3%
Alimentation Couche-Tard Inc.	943,089	53,835,816
Empire Co. Ltd., NVS	168,323	4,693,784
George Weston Ltd.	73,518	11,957,415
Loblaw Companies Ltd.	188,404	24,588,354
Metro Inc./CN	263,861	16,575,871
		111,651,240
Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	185,509	10,606,217
Diversified Telecommunication Services — 0.7%
BCE Inc.	89,470	3,134,255
Quebecor Inc., Class B	194,934	4,841,347
TELUS Corp.	600,753	9,704,591
		17,680,193
Electric Utilities — 2.1%
Emera Inc.	355,005	13,368,830
Fortis Inc./Canada	607,130	26,715,252
Hydro One Ltd.(b)	405,983	13,800,379
		53,884,461
Food Products — 0.3%
Saputo Inc.	311,874	6,935,676
Security	Shares	Value
Gas Utilities — 0.4%
AltaGas Ltd.	366,018	$9,375,536
Ground Transportation — 7.3%
Canadian National Railway Co.	662,088	78,012,061
Canadian Pacific Kansas City Ltd.	1,148,626	95,348,785
TFI International Inc.	98,918	14,639,703
		188,000,549
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International Inc.	370,133	25,715,544
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp., Class A	165,121	4,709,866
Northland Power Inc.	21,107	323,109
		5,032,975
Insurance — 8.2%
Fairfax Financial Holdings Ltd.	25,515	30,803,164
Great-West Lifeco Inc.	344,666	11,329,873
iA Financial Corp. Inc.	117,215	9,009,112
Intact Financial Corp.	219,659	41,340,194
Manulife Financial Corp.	2,197,808	60,683,735
Power Corp. of Canada	694,347	21,314,982
Sun Life Financial Inc.	712,372	38,831,186
		213,312,246
IT Services — 5.4%
CGI Inc.(a)	250,986	28,276,781
Shopify Inc., Class A(a)	1,489,395	110,307,955
		138,584,736
Leisure Products — 0.1%
BRP Inc.	44,850	3,252,802
Metals & Mining — 9.2%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	613,539	49,988,188
Barrick Gold Corp.	2,162,546	43,663,323
First Quantum Minerals Ltd.	873,117	10,994,543
Franco-Nevada Corp.	236,825	28,918,430
Ivanhoe Mines Ltd., Class A(a)(c)	827,630	11,035,885
Kinross Gold Corp.	1,511,976	13,665,171
Lundin Mining Corp.	812,484	8,428,395
Pan American Silver Corp.	448,410	9,057,040
Teck Resources Ltd., Class B	566,684	27,134,730
Wheaton Precious Metals Corp.	558,252	34,502,140
		237,387,845
Multi-Utilities — 0.2%
Canadian Utilities Ltd., Class A, NVS	163,028	4,113,050
Oil, Gas & Consumable Fuels — 18.4%
ARC Resources Ltd.	735,965	13,619,981
Cameco Corp.	535,246	21,840,372
Canadian Natural Resources Ltd.	2,620,737	94,861,092
Cenovus Energy Inc.	1,717,156	31,841,894
Enbridge Inc.	2,680,808	107,856,943
Imperial Oil Ltd.	230,388	17,351,970
Keyera Corp.	281,306	8,426,760
MEG Energy Corp.(a)	332,908	6,630,246
Parkland Corp.	170,069	4,602,394
Pembina Pipeline Corp.	713,688	28,750,879
Suncor Energy Inc.	1,571,492	63,738,918
TC Energy Corp.	1,277,676	59,178,968
Tourmaline Oil Corp.	412,137	18,783,404
		477,483,821
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	67,769	5,996,700
Schedule of Investments
6

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines — 0.1%
Air Canada(a)(c)	213,791	$2,449,399
Professional Services — 1.3%
Thomson Reuters Corp.	193,519	33,145,146
Real Estate Management & Development — 0.3%
FirstService Corp.	49,541	8,930,357
Residential REITs — 0.2%
Canadian Apartment Properties REIT	100,095	3,890,458
Retail REITs — 0.0%
RioCan REIT	11,718	162,164
Software — 3.9%
Constellation Software Inc./Canada	24,783	80,927,763
Descartes Systems Group Inc. (The)(a)	104,940	10,581,603
Open Text Corp.	333,106	10,598,883
		102,108,249
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	185,384	8,448,993
Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	101,020	9,045,437
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Class B, NVS	438,709	17,784,048
Total Common Stocks — 99.8% (Cost: $2,647,496,977)		2,585,107,274
Warrants
Software — 0.0%
Constellation Software Inc., ((Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	34,014	0
Total Warrants — 0.0% (Cost: $—)		0
Total Long-Term Investments — 99.8% (Cost: $2,647,496,977)		2,585,107,274
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	10,491,589	$10,497,884
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(e)(f)	1,190,000	1,190,000
Total Short-Term Securities — 0.4% (Cost: $11,685,389)		11,687,884
Total Investments — 100.2% (Cost: $2,659,182,366)		2,596,795,158
Liabilities in Excess of Other Assets — (0.2)%		(5,749,382)
Net Assets — 100.0%		$2,591,045,776

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,223	$10,462,671 (a)	$—	$(1,487)	$2,477	$10,497,884	10,491,589	$28,652 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—	(140,000)(a)	—	—	1,190,000	1,190,000	90,327	—
				$(1,487)	$2,477	$11,687,884		$118,979	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Canada ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	30	09/19/24	$6,242	$474,358
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$474,358	$—	$—	$—	$474,358

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$477,498	$—	$—	$—	$477,498
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$330,024	$—	$—	$—	$330,024
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,265,050
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,585,107,274	$—	$—	$2,585,107,274
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,687,884	—	—	11,687,884
	$2,596,795,158	$—	$—	$2,596,795,158
Schedule of Investments
8

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Canada ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$474,358	$—	$—	$474,358

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	1,246,000	$13,486,930
Automobile Components — 1.7%
Aisin Corp.	688,200	24,184,310
Bridgestone Corp.	2,224,700	86,964,593
Denso Corp.	7,364,100	114,319,520
Sumitomo Electric Industries Ltd.	2,781,900	46,373,548
		271,841,971
Automobiles — 7.6%
Honda Motor Co. Ltd.	17,479,700	192,892,817
Isuzu Motors Ltd.	2,338,800	35,508,727
Mazda Motor Corp.	2,211,700	18,680,448
Nissan Motor Co. Ltd.	9,128,700	26,987,848
Subaru Corp.	2,347,900	45,034,072
Suzuki Motor Corp.	6,120,300	71,960,097
Toyota Motor Corp.	39,984,600	763,423,218
Yamaha Motor Co. Ltd.	3,270,400	28,658,135
		1,183,145,362
Banks — 7.7%
Chiba Bank Ltd. (The)	2,063,000	17,474,588
Concordia Financial Group Ltd.	4,089,600	23,207,046
Japan Post Bank Co. Ltd.	5,634,100	52,951,985
Mitsubishi UFJ Financial Group Inc.	43,247,480	456,270,595
Mizuho Financial Group Inc.	9,394,958	195,095,412
Resona Holdings Inc.	8,147,000	57,937,680
Shizuoka Financial Group Inc., NVS	1,687,800	15,066,815
Sumitomo Mitsui Financial Group Inc.	4,874,400	321,677,180
Sumitomo Mitsui Trust Holdings Inc.	2,533,064	63,123,638
		1,202,804,939
Beverages — 0.9%
Asahi Group Holdings Ltd.	1,876,100	70,026,653
Kirin Holdings Co. Ltd.	3,025,600	45,675,525
Suntory Beverage & Food Ltd.	541,100	19,898,072
		135,600,250
Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	1,484,000	37,988,424
Rakuten Group Inc.(a)	5,854,900	41,614,005
		79,602,429
Building Products — 1.1%
AGC Inc.	759,800	23,971,947
Daikin Industries Ltd.	1,027,800	131,312,793
TOTO Ltd.	551,200	19,130,887
		174,415,627
Capital Markets — 1.1%
Daiwa Securities Group Inc.	5,193,600	38,618,031
Japan Exchange Group Inc.	1,931,500	44,820,612
Nomura Holdings Inc.	11,702,300	68,709,129
SBI Holdings Inc.	1,059,010	26,062,467
		178,210,239
Chemicals — 3.3%
Asahi Kasei Corp.	4,883,900	34,587,997
Mitsubishi Chemical Group Corp.	5,275,900	30,833,486
Mitsui Chemicals Inc.	664,200	17,802,110
Nippon Paint Holdings Co. Ltd.	3,690,200	23,383,287
Nippon Sanso Holdings Corp.	674,200	23,231,817
Nitto Denko Corp.	555,300	46,566,546
Shin-Etsu Chemical Co. Ltd.	7,016,500	310,607,673
Toray Industries Inc.	5,397,600	27,899,186
		514,912,102
Security	Shares	Value
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	755,900	$27,302,407
Secom Co. Ltd.	817,200	59,629,112
Toppan Holdings Inc.	931,900	28,136,597
		115,068,116
Construction & Engineering — 0.6%
Kajima Corp.	1,543,300	28,259,631
Obayashi Corp.	2,528,400	32,515,820
Taisei Corp.	647,400	29,416,022
		90,191,473
Consumer Staples Distribution & Retail — 1.5%
Aeon Co. Ltd.	2,546,500	63,789,957
Kobe Bussan Co. Ltd.	582,100	16,801,360
MatsukiyoCocokara & Co.	1,335,100	21,608,007
Seven & i Holdings Co. Ltd.	8,660,840	124,749,134
		226,948,458
Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	116,362,900	124,368,200
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	2,508,500	31,341,075
Kansai Electric Power Co. Inc. (The)	2,741,900	48,734,607
Tokyo Electric Power Co. Holdings Inc.(a)	5,942,200	28,342,797
		108,418,479
Electrical Equipment — 1.4%
Fuji Electric Co. Ltd.	523,200	31,580,718
Mitsubishi Electric Corp.	7,406,300	124,766,820
Nidec Corp.	1,626,300	66,310,370
		222,657,908
Electronic Equipment, Instruments & Components — 5.0%
Hamamatsu Photonics KK	542,700	14,481,667
Ibiden Co. Ltd.	466,800	16,273,222
Keyence Corp.	758,304	364,304,005
Kyocera Corp.	4,999,800	61,935,454
Murata Manufacturing Co. Ltd.	6,589,500	138,119,358
Omron Corp.	682,300	28,296,950
Shimadzu Corp.	919,800	30,730,901
TDK Corp.	1,513,900	103,190,043
Yokogawa Electric Corp.	889,700	25,094,752
		782,426,352
Entertainment — 2.1%
Capcom Co. Ltd.	1,348,300	29,475,613
Konami Group Corp.	390,700	35,415,185
Nexon Co. Ltd.	1,310,100	25,888,935
Nintendo Co. Ltd.	4,046,900	220,087,343
Toho Co. Ltd./Tokyo	435,900	16,756,718
		327,623,794
Financial Services — 0.9%
Mitsubishi HC Capital Inc.	3,139,800	22,678,941
ORIX Corp.	4,496,100	113,035,924
		135,714,865
Food Products — 1.1%
Ajinomoto Co. Inc.	1,813,400	69,802,295
Kikkoman Corp.	2,623,900	29,695,675
MEIJI Holdings Co. Ltd.	914,612	22,712,630
Nissin Foods Holdings Co. Ltd.	777,700	20,323,239
Yakult Honsha Co. Ltd.	999,200	21,110,547
		163,644,386
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,429,800	35,315,697
Schedule of Investments
10

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
Tokyo Gas Co. Ltd.	1,403,300	$35,104,500
		70,420,197
Ground Transportation — 1.5%
Central Japan Railway Co.	3,008,700	69,647,458
East Japan Railway Co.	3,534,000	67,753,519
Hankyu Hanshin Holdings Inc.	891,700	27,400,670
Keisei Electric Railway Co. Ltd.	503,800	15,938,783
Tokyu Corp.	1,945,700	23,800,833
West Japan Railway Co.	1,701,100	32,439,680
		236,980,943
Health Care Equipment & Supplies — 2.7%
Hoya Corp.	1,366,500	193,942,870
Olympus Corp.	4,586,900	83,883,501
Sysmex Corp.	1,960,300	38,015,252
Terumo Corp.	5,224,300	97,143,011
		412,984,634
Health Care Technology — 0.1%
M3 Inc.	1,717,200	16,698,323
Hotels, Restaurants & Leisure — 1.0%
McDonald's Holdings Co. Japan Ltd.(b)	338,600	14,872,533
Oriental Land Co. Ltd./Japan	4,249,300	116,207,937
Zensho Holdings Co. Ltd.	374,900	19,576,812
		150,657,282
Household Durables — 4.1%
Panasonic Holdings Corp.	9,079,815	76,287,977
Sekisui Chemical Co. Ltd.	1,471,100	22,449,305
Sekisui House Ltd.	2,324,400	60,078,600
Sony Group Corp.	4,863,000	473,627,452
		632,443,334
Household Products — 0.3%
Unicharm Corp.	1,571,600	54,527,700
Industrial Conglomerates — 3.0%
Hikari Tsushin Inc.	69,900	14,762,835
Hitachi Ltd.	18,058,900	445,513,284
		460,276,119
Industrial REITs — 0.1%
Nippon Prologis REIT Inc.	8,940	15,748,933
Insurance — 4.5%
Dai-ichi Life Holdings Inc.	3,524,700	101,782,013
Japan Post Holdings Co. Ltd.	7,488,700	73,173,204
Japan Post Insurance Co. Ltd.	746,100	14,136,032
MS&AD Insurance Group Holdings Inc.	5,010,820	115,502,264
Sompo Holdings Inc.	3,665,050	86,539,604
T&D Holdings Inc.	1,905,600	32,286,779
Tokio Marine Holdings Inc.	7,318,800	278,513,173
		701,933,069
Interactive Media & Services — 0.2%
LY Corp.	10,401,700	28,505,888
IT Services — 2.5%
Fujitsu Ltd.	6,451,800	119,260,620
NEC Corp.	969,100	85,887,225
Nomura Research Institute Ltd.	1,472,012	49,514,428
NTT Data Group Corp.	2,456,500	37,462,494
Obic Co. Ltd.	251,700	43,562,607
Otsuka Corp.	884,100	21,032,973
SCSK Corp.	605,700	12,180,431
Security	Shares	Value
IT Services (continued)
TIS Inc.	827,600	$20,740,500
		389,641,278
Leisure Products — 0.7%
Bandai Namco Holdings Inc.	2,321,294	49,869,246
Shimano Inc.	297,500	56,206,987
		106,076,233
Machinery — 4.6%
Daifuku Co. Ltd.	1,257,000	24,268,166
FANUC Corp.	3,687,100	108,840,843
Hitachi Construction Machinery Co. Ltd.	417,800	10,292,551
Hoshizaki Corp.	421,900	13,646,563
Komatsu Ltd.	3,603,400	100,831,897
Kubota Corp.	3,893,900	54,787,423
Makita Corp.	927,900	31,096,220
Minebea Mitsumi Inc.	1,413,600	29,921,889
Mitsubishi Heavy Industries Ltd.	12,482,800	168,297,485
SMC Corp.	222,200	103,049,241
Toyota Industries Corp.	571,100	45,251,203
Yaskawa Electric Corp.	932,300	31,063,669
		721,347,150
Marine Transportation — 0.9%
Kawasaki Kisen Kaisha Ltd.	1,530,400	22,606,896
Mitsui OSK Lines Ltd.	1,341,600	48,398,857
Nippon Yusen KK	1,796,500	65,175,012
		136,180,765
Media — 0.2%
Dentsu Group Inc.	787,800	24,227,623
Metals & Mining — 0.9%
JFE Holdings Inc.	2,240,750	31,063,805
Nippon Steel Corp.	3,371,770	76,946,093
Sumitomo Metal Mining Co. Ltd.	962,200	26,665,699
		134,675,597
Office REITs — 0.3%
Japan Real Estate Investment Corp.	5,011	20,132,592
Nippon Building Fund Inc.	5,966	26,771,860
		46,904,452
Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings Inc.	11,219,295	61,030,300
Idemitsu Kosan Co. Ltd.	3,795,845	27,743,383
Inpex Corp.	3,677,400	54,209,353
		142,983,036
Passenger Airlines — 0.1%
ANA Holdings Inc.	620,300	12,538,706
Japan Airlines Co. Ltd.	555,500	9,326,877
		21,865,583
Personal Care Products — 0.7%
Kao Corp.	1,813,900	81,283,849
Shiseido Co. Ltd.	1,557,700	34,713,961
		115,997,810
Pharmaceuticals — 6.0%
Astellas Pharma Inc.	7,046,650	87,568,403
Chugai Pharmaceutical Co. Ltd.	2,616,300	132,077,331
Daiichi Sankyo Co. Ltd.	7,204,607	302,432,222
Eisai Co. Ltd.	981,500	41,196,352
Kyowa Kirin Co. Ltd.	945,200	21,581,588
Ono Pharmaceutical Co. Ltd.	1,455,100	21,511,239
Otsuka Holdings Co. Ltd.	1,630,200	96,107,897
Shionogi & Co. Ltd.	981,400	45,715,636
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.	6,196,800	$184,491,122
		932,681,790
Professional Services — 2.3%
Recruit Holdings Co. Ltd.	5,783,900	360,695,107
Real Estate Management & Development — 2.2%
Daito Trust Construction Co. Ltd.	227,400	28,066,181
Daiwa House Industry Co. Ltd.	2,183,300	67,242,475
Hulic Co. Ltd.	1,493,800	15,476,735
Mitsubishi Estate Co. Ltd.	4,456,400	76,672,026
Mitsui Fudosan Co. Ltd.	10,398,600	112,637,592
Nomura Real Estate Holdings Inc.	427,400	12,311,695
Sumitomo Realty & Development Co. Ltd.	1,112,100	38,094,006
		350,500,710
Semiconductors & Semiconductor Equipment — 5.1%
Advantest Corp.	2,983,600	137,363,578
Disco Corp.	359,400	104,195,225
Kokusai Electric Corp., NVS	551,700	15,138,886
Lasertec Corp.	311,600	60,767,367
Renesas Electronics Corp.	6,559,100	114,190,464
Rohm Co. Ltd.	1,335,400	16,867,171
SCREEN Holdings Co. Ltd.	316,800	24,021,878
SUMCO Corp.	1,352,200	15,620,915
Tokyo Electron Ltd.	1,744,856	314,039,705
		802,205,189
Software — 0.3%
Oracle Corp./Japan	149,200	13,511,664
Trend Micro Inc./Japan	494,300	29,718,779
		43,230,443
Specialty Retail — 1.9%
Fast Retailing Co. Ltd.	744,000	239,431,633
Nitori Holdings Co. Ltd.	311,400	45,629,301
ZOZO Inc.	526,000	16,747,712
		301,808,646
Technology Hardware, Storage & Peripherals — 1.9%
Brother Industries Ltd.	902,200	16,867,763
Canon Inc.	3,636,050	124,877,708
FUJIFILM Holdings Corp.	4,361,000	117,614,349
Ricoh Co. Ltd.	2,134,500	22,449,043
Seiko Epson Corp.	1,124,400	21,023,448
		302,832,311
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	2,661,400	52,806,851
Security	Shares	Value
Tobacco — 0.9%
Japan Tobacco Inc.	4,673,500	$134,925,026
Trading Companies & Distributors — 6.4%
ITOCHU Corp.	4,630,200	246,531,030
Marubeni Corp.	5,549,000	95,717,728
Mitsubishi Corp.	13,020,800	271,071,011
Mitsui & Co. Ltd.	10,022,200	216,622,241
MonotaRO Co. Ltd.	967,900	15,309,457
Sumitomo Corp.	4,049,600	96,292,968
Toyota Tsusho Corp.	2,482,300	47,968,507
		989,512,942
Wireless Telecommunication Services — 3.8%
KDDI Corp.	5,976,200	201,619,749
SoftBank Corp.	11,121,600	155,609,333
SoftBank Group Corp.	4,007,600	232,671,750
		589,900,832
Total Long-Term Investments — 99.7% (Cost: $14,730,704,635)		15,533,257,676
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	9,257,909	9,263,464
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	4,430,000	4,430,000
Total Short-Term Securities — 0.1% (Cost: $13,691,559)		13,693,464
Total Investments — 99.8% (Cost: $14,744,396,194)		15,546,951,140
Other Assets Less Liabilities — 0.2%		30,482,507
Net Assets — 100.0%		$15,577,433,647

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
12

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,594,331	$5,670,428 (a)	$—	$(3,200)	$1,905	$9,263,464	9,257,909	$18,421 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,640,000	—	(2,210,000)(a)	—	—	4,430,000	4,430,000	424,122	—
				$(3,200)	$1,905	$13,693,464		$442,543	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	229	09/12/24	$42,870	$3,294,183
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,294,183	$—	$—	$—	$3,294,183

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$11,218,280	$—	$—	$—	$11,218,280
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,487,191	$—	$—	$—	$2,487,191
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$87,537,457
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$15,533,257,676	$—	$15,533,257,676
Short-Term Securities
Money Market Funds	13,693,464	—	—	13,693,464
	$13,693,464	$15,533,257,676	$—	$15,546,951,140
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,294,183	$—	$3,294,183

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments
August 31, 2024
iShares® MSCI Mexico ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.4%
Nemak SAB de CV(a)(b)	42,364,218	$4,775,433
Banks — 14.9%
Banco del Bajio SA(a)	7,053,677	17,646,504
Grupo Financiero Banorte SAB de CV, Class O	18,342,956	126,864,137
Grupo Financiero Inbursa SAB de CV, Class O(b)	16,205,827	38,518,591
Regional SAB de CV	2,355,663	14,922,758
		197,951,990
Beverages — 14.0%
Arca Continental SAB de CV	4,420,420	39,582,166
Coca-Cola Femsa SAB de CV	2,009,326	16,880,205
Fomento Economico Mexicano SAB de CV	12,700,184	129,908,581
		186,370,952
Building Products — 0.3%
Grupo Rotoplas SAB de CV(c)	3,673,164	4,649,681
Capital Markets — 0.6%
Bolsa Mexicana de Valores SAB de CV	5,313,201	8,174,467
Chemicals — 1.2%
Alpek SAB de CV(b)(c)	7,567,845	4,880,187
Orbia Advance Corp. SAB de CV	9,794,131	10,468,358
		15,348,545
Construction Materials — 5.4%
Cemex SAB de CV, NVS	96,580,576	58,700,864
GCC SAB de CV	1,644,228	12,574,920
		71,275,784
Consumer Finance — 0.9%
Gentera SAB de CV	11,180,778	11,978,848
Consumer Staples Distribution & Retail — 10.2%
Grupo Comercial Chedraui SA de CV	1,707,350	12,939,770
La Comer SAB de CV(c)	4,644,574	7,947,606
Wal-Mart de Mexico SAB de CV	35,994,202	114,721,610
		135,608,986
Diversified REITs — 2.6%
Concentradora Fibra Danhos SA de CV	5,414,637	5,465,706
Fibra Uno Administracion SA de CV	25,175,017	29,643,609
		35,109,315
Diversified Telecommunication Services — 0.8%
Operadora De Sites Mexicanos SAB de CV(c)	13,127,017	10,877,942
Food Products — 5.3%
Gruma SAB de CV, Class B	1,668,133	30,613,672
Grupo Bimbo SAB de CV, Series A(c)	11,256,268	40,277,198
		70,890,870
Ground Transportation — 0.4%
Grupo Traxion SAB de CV, Class A(a)(b)(c)	5,062,468	5,218,178
Hotels, Restaurants & Leisure — 1.1%
Alsea SAB de CV	5,117,076	14,007,214
Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	13,655,060	22,319,021
Industrial Conglomerates — 3.5%
Alfa SAB de CV, Class A	29,640,222	17,232,468
Grupo Carso SAB de CV, Series A1	4,871,613	29,253,054
		46,485,522
Industrial REITs — 3.4%
FIBRA Macquarie Mexico(a)(c)	8,220,898	12,965,261
Security	Shares	Value
Industrial REITs (continued)
Prologis Property Mexico SA de CV	9,131,582	$29,085,857
TF Administradora Industrial S de Real de CV(c)	1,914,240	3,655,614
		45,706,732
Insurance — 1.2%
Qualitas Controladora SAB de CV	1,930,635	15,477,038
Media — 1.5%
Grupo Televisa SAB, CPO	24,437,865	9,778,000
Megacable Holdings SAB de CV, CPO	4,845,447	10,380,157
		20,158,157
Metals & Mining — 9.3%
Grupo Mexico SAB de CV, Series B	19,948,719	102,082,176
Industrias Penoles SAB de CV(b)	1,793,091	21,517,912
		123,600,088
Passenger Airlines — 0.5%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)(c)	12,199,421	6,937,736
Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV, Class B	9,714,758	9,352,568
Real Estate Management & Development — 1.6%
Corp Inmobiliaria Vesta SAB de CV	7,802,936	21,395,003
Transportation Infrastructure — 10.4%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,589,757	20,733,310
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,223,535	57,086,322
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,562,537	41,888,218
Promotora y Operadora de Infraestructura SAB de CV	1,997,997	18,563,463
		138,271,313
Wireless Telecommunication Services — 7.8%
America Movil SAB de CV, Series B	125,251,022	103,664,352
Total Long-Term Investments — 99.7% (Cost: $1,808,216,538)		1,325,605,735
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	6,674,117	6,678,121
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	730,000	730,000
Total Short-Term Securities — 0.5% (Cost: $7,403,546)		7,408,121
Total Investments — 100.2% (Cost: $1,815,620,084)		1,333,013,856
Liabilities in Excess of Other Assets — (0.2)%		(3,250,422)
Net Assets — 100.0%		$1,329,763,434

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Mexico ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,074,705	$—	$(9,400,773)(a)	$4,377	$(188)	$6,678,121	6,674,117	$166,672 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	670,000	60,000 (a)	—	—	—	730,000	730,000	74,231	—
				$4,377	$(188)	$7,408,121		$240,903	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican BOLSA Index	169	09/20/24	$4,462	$(191,989)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$191,989	$—	$—	$—	$191,989

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(471,856)	$—	$—	$—	$(471,856)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(84,725)	$—	$—	$—	$(84,725)
Schedule of Investments
16

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Mexico ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,742,557
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,325,605,735	$—	$—	$1,325,605,735
Short-Term Securities
Money Market Funds	7,408,121	—	—	7,408,121
	$1,333,013,856	$—	$—	$1,333,013,856
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(191,989)	$—	$—	$(191,989)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
17
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Hanwha Aerospace Co. Ltd.	222,539	$48,425,639
Korea Aerospace Industries Ltd.(a)	638,675	25,989,180
		74,414,819
Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	331,361	27,855,952
Automobile Components — 1.7%
Hankook Tire & Technology Co. Ltd.	674,064	21,941,955
Hyundai Mobis Co. Ltd.	399,935	65,257,727
		87,199,682
Automobiles — 5.7%
Hyundai Motor Co.	835,495	160,264,805
Kia Corp.	1,601,792	127,260,506
		287,525,311
Banks — 8.9%
Hana Financial Group Inc.	1,897,677	88,099,171
Industrial Bank of Korea	2,295,361	23,747,969
KakaoBank Corp.	1,064,759	17,681,505
KB Financial Group Inc.	2,378,816	153,397,862
Shinhan Financial Group Co. Ltd.	2,784,981	117,886,077
Woori Financial Group Inc.	4,347,946	52,064,774
		452,877,358
Biotechnology — 4.1%
Alteogen Inc.(a)(b)	237,799	56,751,928
Celltrion Inc.	930,944	141,624,110
SK Bioscience Co. Ltd.(a)(b)	202,148	8,415,960
		206,791,998
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	47
Capital Markets — 1.1%
Korea Investment Holdings Co. Ltd.	359,812	19,640,294
Mirae Asset Securities Co. Ltd.(a)	2,935,027	18,402,445
NH Investment & Securities Co. Ltd.	1,593,981	16,294,745
		54,337,484
Chemicals — 2.9%
Enchem Co. Ltd.(b)	72,164	10,388,777
Hanwha Solutions Corp.	837,180	16,293,965
Kum Yang Co. Ltd.(a)(b)	243,752	8,491,986
Kumho Petrochemical Co. Ltd.	176,500	18,100,260
LG Chem Ltd.	300,654	72,532,641
Lotte Chemical Corp.	168,300	10,446,846
SKC Co. Ltd.(b)	136,209	13,209,803
		149,464,278
Construction & Engineering — 0.8%
Hyundai Engineering & Construction Co. Ltd.	665,983	15,984,669
Samsung E&A Co. Ltd.(b)	1,236,301	23,539,601
		39,524,270
Diversified Telecommunication Services — 0.5%
KT Corp.	450,840	13,065,125
LG Uplus Corp.	1,803,766	13,166,612
		26,231,737
Electric Utilities — 0.6%
Korea Electric Power Corp.(b)	1,869,099	30,377,337
Electrical Equipment — 5.5%
Doosan Enerbility Co. Ltd.(b)	2,706,611	36,739,035
Ecopro BM Co. Ltd.(a)(b)	290,823	36,718,202
Ecopro Co. Ltd.(a)(b)	588,566	37,801,306
Security	Shares	Value
Electrical Equipment (continued)
Ecopro Materials Co. Ltd.(b)	110,465	$7,552,344
HD Hyundai Electric Co. Ltd.	132,568	30,349,131
L&F Co. Ltd.(a)(b)	161,514	11,397,185
LG Energy Solution Ltd.(a)(b)	269,457	78,486,612
LS Electric Co. Ltd.	71,661	8,992,231
POSCO Future M Co. Ltd.(a)	204,096	32,956,823
SK IE Technology Co. Ltd.(b)(c)	3,113	76,866
		281,069,735
Electronic Equipment, Instruments & Components — 3.5%
LG Display Co. Ltd.(a)(b)	2,498,107	21,110,948
LG Innotek Co. Ltd.	118,111	24,636,381
Samsung Electro-Mechanics Co. Ltd.	403,279	43,189,435
Samsung SDI Co. Ltd.	331,551	88,240,951
		177,177,715
Entertainment — 1.8%
HYBE Co. Ltd.(a)	132,308	18,316,853
Krafton Inc.(b)	176,756	43,257,357
NCSoft Corp.	123,077	17,313,330
Netmarble Corp.(a)(b)(c)	232,962	10,630,997
		89,518,537
Financial Services — 1.0%
Meritz Financial Group Inc.	756,239	51,625,746
Food Products — 0.7%
CJ CheilJedang Corp.	76,751	18,528,882
Orion Corp./Republic of Korea	212,207	14,616,101
		33,144,983
Health Care Equipment & Supplies — 1.1%
HLB Inc.(b)	844,342	56,663,775
Hotels, Restaurants & Leisure — 0.2%
Hanjin Kal Corp.(a)	194,685	9,976,523
Household Durables — 1.5%
Coway Co. Ltd.	414,478	20,867,413
LG Electronics Inc.	726,096	54,138,642
		75,006,055
Industrial Conglomerates — 3.5%
GS Holdings Corp.	469,926	15,889,752
LG Corp.	623,504	37,022,552
Samsung C&T Corp.	556,524	61,587,013
SK Inc.	269,368	28,928,578
SK Square Co. Ltd.(b)	606,794	35,714,068
		179,141,963
Insurance — 2.6%
DB Insurance Co. Ltd.	399,446	34,770,272
Samsung Fire & Marine Insurance Co. Ltd.	219,158	56,930,975
Samsung Life Insurance Co. Ltd.	538,998	39,369,804
		131,071,051
Interactive Media & Services — 3.0%
Kakao Corp.	1,841,324	51,478,953
NAVER Corp.	786,321	99,752,882
		151,231,835
IT Services — 0.7%
Posco DX Co. Ltd.(a)	373,888	7,482,275
Samsung SDS Co. Ltd.	255,633	28,858,905
		36,341,180
Life Sciences Tools & Services — 1.7%
Samsung Biologics Co. Ltd.(b)(c)	116,368	85,334,941
Schedule of Investments
18

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 2.7%
Doosan Bobcat Inc.	538,182	$16,061,534
Hanwha Ocean Co. Ltd.(b)	609,508	15,777,584
HD Hyundai Heavy Industries Co. Ltd.(b)	150,282	21,824,379
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	302,581	43,417,402
Samsung Heavy Industries Co. Ltd.(b)	5,036,793	39,706,607
		136,787,506
Marine Transportation — 0.4%
HMM Co. Ltd.	1,596,735	20,355,417
Metals & Mining — 3.0%
Hyundai Steel Co.	738,045	14,063,231
Korea Zinc Co. Ltd.	75,113	30,079,543
POSCO Holdings Inc.	428,298	109,383,811
		153,526,585
Oil, Gas & Consumable Fuels — 1.5%
HD Hyundai Co. Ltd.	421,831	25,570,697
SK Innovation Co. Ltd.(b)	406,621	33,620,917
S-Oil Corp.	368,674	17,251,386
		76,443,000
Passenger Airlines — 0.5%
Korean Air Lines Co. Ltd.	1,471,115	24,294,144
Personal Care Products — 0.8%
Amorepacific Corp.(a)	238,087	22,118,899
LG H&H Co. Ltd.	64,552	17,139,183
		39,258,082
Pharmaceuticals — 1.9%
Celltrion Pharm Inc.(a)(b)	141,251	7,312,844
Hanmi Pharm Co. Ltd.(a)	69,877	16,521,236
SK Biopharmaceuticals Co. Ltd.(b)	209,945	18,103,934
Yuhan Corp.	494,093	52,220,008
		94,158,022
Semiconductors & Semiconductor Equipment — 8.7%
Hanmi Semiconductor Co. Ltd.	293,525	25,364,797
SK Hynix Inc.	3,188,628	417,843,296
		443,208,093
Technology Hardware, Storage & Peripherals — 21.4%
CosmoAM&T Co. Ltd.(a)(b)	156,144	12,597,502
Samsung Electronics Co. Ltd.	19,334,483	1,073,804,538
		1,086,402,040
Tobacco — 1.2%
KT&G Corp.	724,405	58,792,125
Trading Companies & Distributors — 0.3%
Posco International Corp.(a)	358,452	15,182,186
Security	Shares	Value
Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	363,593	$15,003,808
Total Common Stocks — 97.8% (Cost: $2,848,879,415)		4,957,315,320
Preferred Stocks
Automobiles — 1.4%
Hyundai Motor Co.
Preference Shares, NVS	217,251	29,595,386
Series 2, Preference Shares, NVS	289,379	40,171,675
		69,767,061
Chemicals — 0.2%
LG Chem Ltd., Preference Shares, NVS	80,505	13,098,622
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	103,894	4,668,093
Total Preferred Stocks — 1.7% (Cost: $37,972,445)		87,533,776
Total Long-Term Investments — 99.5% (Cost: $2,886,851,860)		5,044,849,096
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	148,782,111	148,871,380
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	2,360,000	2,360,000
Total Short-Term Securities — 3.0% (Cost: $151,186,646)		151,231,380
Total Investments — 102.5% (Cost: $3,038,038,506)		5,196,080,476
Liabilities in Excess of Other Assets — (2.5)%		(128,328,158)
Net Assets — 100.0%		$5,067,752,318

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI South Korea ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$208,037,093	$—	$(59,221,645)(a)	$19,028	$36,904	$148,871,380	148,782,111	$2,426,314 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,110,000	—	(750,000)(a)	—	—	2,360,000	2,360,000	155,749	—
				$19,028	$36,904	$151,231,380		$2,582,063	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	317	09/12/24	$21,562	$(1,116,633)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,116,633	$—	$—	$—	$1,116,633

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(15,431)	$—	$—	$—	$(15,431)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(695,519)	$—	$—	$—	$(695,519)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$29,211,326
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
20

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI South Korea ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,957,315,320	$—	$4,957,315,320
Preferred Stocks	—	87,533,776	—	87,533,776
Short-Term Securities
Money Market Funds	151,231,380	—	—	151,231,380
	$151,231,380	$5,044,849,096	$—	$5,196,080,476
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,116,633)	$—	$(1,116,633)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities
August 31, 2024

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,429,528,858	$2,585,107,274	$15,533,257,676	$1,325,605,735
Investments, at value—affiliated(c)	7,053,735	11,687,884	13,693,464	7,408,121
Cash	630	9,056	746	—
Foreign currency collateral pledged for futures contracts(d)	808,159	342,819	3,463,000	342,486
Foreign currency, at value(e)	2,783,985	3,913,711	18,639,957	4,803,177
Receivables:
Investments sold	4,779,048	11,530,014	159,024,974	13,003,094
Securities lending income—affiliated	2,440	2,314	2,086	12,928
Dividends—unaffiliated	6,753,459	3,984,060	18,297,126	46,640
Dividends—affiliated	1,648	2,946	19,010	2,654
Tax reclaims	—	—	31,845	—
Variation margin on futures contracts	5,512	36,246	647,207	—
Total assets	1,451,717,474	2,616,616,324	15,747,077,091	1,351,224,835
LIABILITIES
Bank overdraft	—	—	—	93,790
Collateral on securities loaned, at value	6,633,637	10,507,160	9,262,107	6,671,822
Payables:
Investments purchased	5,065,954	14,023,504	153,732,111	14,072,414
Capital shares redeemed	159,687	—	171,710	—
Investment advisory fees	594,861	1,039,884	6,477,516	607,678
Variation margin on futures contracts	—	—	—	15,697
Total liabilities	12,454,139	25,570,548	169,643,444	21,461,401
Commitments and contingent liabilities
NET ASSETS	$1,439,263,335	$2,591,045,776	$15,577,433,647	$1,329,763,434
NET ASSETS CONSIST OF
Paid-in capital	$1,962,466,509	$3,675,681,949	$17,023,760,811	$2,310,533,028
Accumulated loss	(523,203,174)	(1,084,636,173)	(1,446,327,164)	(980,769,594)
NET ASSETS	$1,439,263,335	$2,591,045,776	$15,577,433,647	$1,329,763,434
NET ASSET VALUE
Shares outstanding	55,600,000	64,000,000	215,550,000	25,100,000
Net asset value	$25.89	$40.49	$72.27	$52.98
Shares authorized	1 billion	1 billion	2.5246 billion	255 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$1,502,803,083	$2,647,496,977	$14,730,704,635	$1,808,216,538
(b) Securities loaned, at value	$6,235,247	$10,049,196	$8,758,368	$6,116,884
(c) Investments, at cost—affiliated	$7,052,521	$11,685,389	$13,691,559	$7,403,546
(d) Foreign currency collateral pledged, at cost	$808,268	$352,016	$3,495,999	$361,330
(e) Foreign currency, at cost	$2,747,544	$3,865,492	$18,634,944	$4,948,972
See notes to financial statements.
Statements of Assets and Liabilities
22

Statements of Assets and Liabilities (continued)
August 31, 2024

iShares MSCI South Korea ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$5,044,849,096
Investments, at value—affiliated(c)	151,231,380
Cash	2,341
Foreign currency, at value(d)	20,197,386
Receivables:
Investments sold	6,903,638
Securities lending income—affiliated	81,809
Dividends—unaffiliated	250,156
Dividends—affiliated	10,652
Variation margin on futures contracts	10,915,257
Total assets	5,234,441,715
LIABILITIES
Collateral on securities loaned, at value	148,937,433
Payables:
Investments purchased	15,181,757
Investment advisory fees	2,570,207
Total liabilities	166,689,397
Commitments and contingent liabilities
NET ASSETS	$5,067,752,318
NET ASSETS CONSIST OF
Paid-in capital	$3,621,147,889
Accumulated earnings	1,446,604,429
NET ASSETS	$5,067,752,318
NET ASSET VALUE
Shares outstanding	77,200,000
Net asset value	$65.64
Shares authorized	700 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$2,886,851,860
(b) Securities loaned, at value	$142,275,823
(c) Investments, at cost—affiliated	$151,186,646
(d) Foreign currency, at cost	$20,633,656
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Statements of Operations
Year Ended August 31, 2024

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF
INVESTMENT INCOME
Dividends—unaffiliated	$74,900,236	$88,191,183	$321,970,668	$67,554,499
Dividends—affiliated	80,316	90,327	424,122	74,231
Interest—unaffiliated	30,554	23,098	—	58,186
Securities lending income—affiliated—net	43,729	28,652	18,421	166,672
Foreign taxes withheld	(401,824)	(13,229,807)	(32,189,746)	(7,327,162)
Total investment income	74,653,011	75,103,453	290,223,465	60,526,426
EXPENSES
Investment advisory	9,124,313	13,856,813	74,230,696	8,638,130
Commitment costs	18,359	27,342	38,715	17,767
Total expenses	9,142,672	13,884,155	74,269,411	8,655,897
Net investment income	65,510,339	61,219,298	215,954,054	51,870,529
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(38,327,327)	(40,881,868)	(392,449,101)	(34,627,591)
Investments—affiliated	(1,116)	(1,487)	(3,200)	4,377
Foreign currency transactions	336,788	(120,858)	(9,311,282)	(620,320)
Futures contracts	643,914	477,498	11,218,280	(471,856)
In-kind redemptions—unaffiliated(a)	21,066,087	79,533,352	985,340,772	100,762,365
	(16,281,654)	39,006,637	594,795,469	65,046,975
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	289,936,142	385,114,692	1,875,996,138	(369,006,627)
Investments—affiliated	1,214	2,477	1,905	(188)
Foreign currency translations	50,458	118,010	1,482,704	(153,747)
Futures contracts	(2,384)	330,024	2,487,191	(84,725)
	289,985,430	385,565,203	1,879,967,938	(369,245,287)
Net realized and unrealized gain (loss)	273,703,776	424,571,840	2,474,763,407	(304,198,312)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$339,214,115	$485,791,138	$2,690,717,461	$(252,327,783)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
24

Statements of Operations (continued)
Year Ended August 31, 2024

iShares MSCI South Korea ETF
INVESTMENT INCOME
Dividends—unaffiliated	$97,742,919
Dividends—affiliated	155,749
Interest—unaffiliated	4,687
Securities lending income—affiliated—net	2,426,314
Foreign taxes withheld	(15,793,421)
Other foreign taxes	(390)
Total investment income	84,535,858
EXPENSES
Investment advisory	26,928,392
Commitment costs	37,673
Interest expense	3,172
Total expenses	26,969,237
Net investment income	57,566,621
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(144,364,714)
Investments—affiliated	19,028
Foreign currency transactions	(2,510,244)
Futures contracts	(15,431)
(146,871,361)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	364,479,751
Investments—affiliated	36,904
Foreign currency translations	142,309
Futures contracts	(695,519)
363,963,445
Net realized and unrealized gain	217,092,084
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$274,658,705
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$65,510,339	$86,313,602	$61,219,298	$83,284,741
Net realized gain (loss)	(16,281,654)	(8,009,512)	39,006,637	(8,286,834)
Net change in unrealized appreciation (depreciation)	289,985,430	(38,966,533)	385,565,203	105,214,335
Net increase in net assets resulting from operations	339,214,115	39,337,557	485,791,138	180,212,242
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(74,564,378)	(71,404,532)	(64,851,765)	(88,711,145)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(897,796,034)	489,066,898	(858,196,419)	(725,422,853)
NET ASSETS
Total increase (decrease) in net assets	(633,146,297)	456,999,923	(437,257,046)	(633,921,756)
Beginning of year	2,072,409,632	1,615,409,709	3,028,302,822	3,662,224,578
End of year	$1,439,263,335	$2,072,409,632	$2,591,045,776	$3,028,302,822

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
26

Statements of Changes in Net Assets(continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$215,954,054	$166,125,768	$51,870,529	$34,712,963
Net realized gain	594,795,469	669,279	65,046,975	103,106,421
Net change in unrealized appreciation (depreciation)	1,879,967,938	1,216,919,417	(369,245,287)	204,692,188
Net increase (decrease) in net assets resulting from operations	2,690,717,461	1,383,714,464	(252,327,783)	342,511,572
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(304,561,745)	(104,587,537)	(45,341,892)	(33,094,776)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(412,589,697)	2,663,221,129	94,040,217	417,832,777
NET ASSETS
Total increase (decrease) in net assets	1,973,566,019	3,942,348,056	(203,629,458)	727,249,573
Beginning of year	13,603,867,628	9,661,519,572	1,533,392,892	806,143,319
End of year	$15,577,433,647	$13,603,867,628	$1,329,763,434	$1,533,392,892

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
27
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI South Korea ETF
	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$57,566,621	$47,333,062
Net realized loss	(146,871,361)	(46,209,947)
Net change in unrealized appreciation (depreciation)	363,963,445	208,311,842
Net increase in net assets resulting from operations	274,658,705	209,434,957
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(100,547,057)	(39,264,408)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,239,450,355	524,571,630
NET ASSETS
Total increase in net assets	1,413,562,003	694,742,179
Beginning of year	3,654,190,315	2,959,448,136
End of year	$5,067,752,318	$3,654,190,315

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
28

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$22.24	$21.95	$25.96	$21.12	$21.67
Net investment income(a)	0.83	1.01	0.93	0.65	0.67
Net realized and unrealized gain (loss)(b)	3.78	0.13	(3.31)	4.77	(0.48)
Net increase (decrease) from investment operations	4.61	1.14	(2.38)	5.42	0.19
Distributions from net investment income(c)	(0.96)	(0.85)	(1.63)	(0.58)	(0.74)
Net asset value, end of year	$25.89	$22.24	$21.95	$25.96	$21.12
Total Return(d)
Based on net asset value	21.13%	5.15%	(9.53)%	25.69%	0.99%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	3.56%	4.48%	3.86%	2.69%	3.23%
Supplemental Data
Net assets, end of year (000)	$1,439,263	$2,072,410	$1,615,410	$1,505,880	$1,263,259
Portfolio turnover rate(f)	5%	4%	15%	4%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$34.69	$33.72	$37.38	$28.76	$28.22
Net investment income(a)	0.79	0.80	0.77	0.64	0.65
Net realized and unrealized gain (loss)(b)	5.85	1.01	(3.68)	8.60	0.54
Net increase (decrease) from investment operations	6.64	1.81	(2.91)	9.24	1.19
Distributions from net investment income(c)	(0.84)	(0.84)	(0.75)	(0.62)	(0.65)
Net asset value, end of year	$40.49	$34.69	$33.72	$37.38	$28.76
Total Return(d)
Based on net asset value	19.42%	5.42%	(7.94)%	32.41%	4.32%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.19%	2.36%	2.05%	1.91%	2.37%
Supplemental Data
Net assets, end of year (000)	$2,591,046	$3,028,303	$3,662,225	$4,157,136	$2,266,034
Portfolio turnover rate(f)	4%	6%	5%	8%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$61.57	$53.72	$68.55	$58.15	$54.05
Net investment income(a)	0.95	0.92	1.04	0.91	0.90
Net realized and unrealized gain (loss)(b)	11.13	7.48	(14.44)	10.25	4.36
Net increase (decrease) from investment operations	12.08	8.40	(13.40)	11.16	5.26
Distributions from net investment income(c)	(1.38)	(0.55)	(1.43)	(0.76)	(1.16)
Net asset value, end of year	$72.27	$61.57	$53.72	$68.55	$58.15
Total Return(d)
Based on net asset value	19.92%	15.68%	(19.81)%	19.21%	9.76%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.44%	1.61%	1.66%	1.37%	1.60%
Supplemental Data
Net assets, end of year (000)	$15,577,434	$13,603,868	$9,661,520	$11,906,294	$9,909,026
Portfolio turnover rate(f)	6%	3%	4%	6%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$61.58	$44.29	$51.24	$33.00	$41.47
Net investment income(a)	1.86	1.65	1.50	0.80	0.61
Net realized and unrealized gain (loss)(b)	(8.96)	17.14	(7.04)	18.32	(8.52)
Net increase (decrease) from investment operations	(7.10)	18.79	(5.54)	19.12	(7.91)
Distributions from net investment income(c)	(1.50)	(1.50)	(1.41)	(0.88)	(0.56)
Net asset value, end of year	$52.98	$61.58	$44.29	$51.24	$33.00
Total Return(d)
Based on net asset value	(11.91)%	42.93%	(10.98)%	58.30%	(19.36)%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.98%	2.88%	3.06%	1.85%	1.59%
Supplemental Data
Net assets, end of year (000)	$1,329,763	$1,533,393	$806,143	$1,178,526	$834,927
Portfolio turnover rate(f)	10%	11%	11%	15%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
32

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$62.63	$58.43	$86.98	$63.04	$53.34
Net investment income(a)	0.80	0.85	0.97	1.23	0.83
Net realized and unrealized gain (loss)(b)	3.86	4.05	(27.84)	23.34	10.18
Net increase (decrease) from investment operations	4.66	4.90	(26.87)	24.57	11.01
Distributions from net investment income(c)	(1.65)	(0.70)	(1.68)	(0.63)	(1.31)
Net asset value, end of year	$65.64	$62.63	$58.43	$86.98	$63.04
Total Return(d)
Based on net asset value	7.55%	8.49%	(31.39)%	39.05%	20.77%
Ratios to Average Net Assets(e)
Total expenses	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	1.27%	1.42%	1.35%	1.45%	1.45%
Supplemental Data
Net assets, end of year (000)	$5,067,752	$3,654,190	$2,959,448	$6,136,724	$4,857,482
Portfolio turnover rate(f)	18%(g)	29%(g)	24%(g)	20%(g)	15%(g)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	8%	9%	10%	8%	9%
See notes to financial statements.
33
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
35
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Australia
J.P. Morgan Securities LLC	$6,227,155	$(6,227,155)	$—	$—
State Street Bank & Trust Co.	8,092	(8,092)	—	—
	$6,235,247	$(6,235,247)	$—	$—
MSCI Canada
Barclays Capital, Inc.	$28,746	$(28,746)	$—	$—
Citigroup Global Markets, Inc.	10,020,450	(10,020,450)	—	—
	$10,049,196	$(10,049,196)	$—	$—
MSCI Japan
State Street Bank & Trust Co.	$8,758,368	$(8,758,368)	$—	$—
MSCI Mexico
Barclays Capital, Inc.	$327,257	$(327,257)	$—	$—
BofA Securities, Inc.	1,716,871	(1,716,871)	—	—
Citigroup Global Markets, Inc.	1,184,938	(1,184,938)	—	—
Morgan Stanley	2,789,162	(2,789,162)	—	—
UBS AG	98,656	(98,656)	—	—
	$6,116,884	$(6,116,884)	$—	$—
Notes to Financial Statements
36

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI South Korea
BNP Paribas SA	$246,976	$(246,976)	$—	$—
BofA Securities, Inc.	20,873,981	(20,873,981)	—	—
Citigroup Global Markets, Inc.	91,268	(91,268)	—	—
Goldman Sachs & Co. LLC	82,630,323	(82,630,323)	—	—
HSBC Bank PLC	31,085,075	(31,085,075)	—	—
Morgan Stanley	4,707,173	(4,707,173)	—	—
UBS Securities LLC	2,641,027	(2,641,027)	—	—
	$142,275,823	$(142,275,823)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
37
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Australia	$12,032
MSCI Canada	9,321
MSCI Japan	5,894
MSCI Mexico	38,018
MSCI South Korea	543,495
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Australia	$16,885,290	$14,536,674	$(9,263,087)
MSCI Japan	256,738,919	188,954,639	(125,918,095)
MSCI South Korea	74,151,011	72,513,170	(12,315,608)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Australia	$131,453,854	$98,683,458
MSCI Canada	110,553,249	97,842,582
MSCI Japan	951,556,810	833,212,085
MSCI Mexico	225,710,091	178,784,624
MSCI South Korea	2,021,533,839	828,144,322
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$24,060,726	$954,293,155
MSCI Canada	466,750,726	1,335,181,627
MSCI Japan	3,467,832,922	4,078,145,962
MSCI Mexico	2,014,143,071	1,957,156,685
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Australia	$18,840,034	$ (18,840,034)
MSCI Canada	67,313,748	(67,313,748)
MSCI Japan	932,782,522	(932,782,522)
MSCI Mexico	95,832,691	(95,832,691)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Australia
Ordinary income	$74,564,378	$71,404,532
MSCI Canada
Ordinary income	$64,851,765	$88,711,145
MSCI Japan
Ordinary income	$304,561,745	$104,587,537
MSCI Mexico
Ordinary income	$45,341,892	$33,094,776
MSCI South Korea
Ordinary income	$100,547,057	$39,264,408
39
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Australia	$8,301,598	$(426,356,387)	$(105,148,385)	$(523,203,174)
MSCI Canada	9,687,119	(1,022,245,701)	(72,077,591)	(1,084,636,173)
MSCI Japan	123,652,715	(2,151,064,933)	581,085,054	(1,446,327,164)
MSCI Mexico	18,494,099	(513,278,145)	(485,985,548)	(980,769,594)
MSCI South Korea	84,703,326	(453,098,557)	1,814,999,660	1,446,604,429

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,541,971,591	$123,953,529	$(229,163,085)	$(105,209,556)
MSCI Canada	2,669,420,739	257,472,016	(329,623,239)	(72,151,223)
MSCI Japan	14,970,464,995	2,124,547,473	(1,544,767,145)	579,780,328
MSCI Mexico	1,818,642,907	4,576	(485,825,616)	(485,821,040)
MSCI South Korea	3,379,535,716	2,099,378,693	(283,950,566)	1,815,428,127
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2024, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to
Notes to Financial Statements
40

Notes to Financial Statements  (continued)
company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
41
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Australia
Shares sold	2,600,000	$62,595,631	43,800,000	$1,026,265,293
Shares redeemed	(40,200,000)	(960,391,665)	(24,200,000)	(537,198,395)
	(37,600,000)	$(897,796,034)	19,600,000	$489,066,898
MSCI Canada
Shares sold	13,400,000	$483,592,011	21,800,000	$745,491,940
Shares redeemed	(36,700,000)	(1,341,788,430)	(43,100,000)	(1,470,914,793)
	(23,300,000)	$(858,196,419)	(21,300,000)	$(725,422,853)
MSCI Japan
Shares sold	55,950,000	$3,672,604,949	69,000,000	$4,154,574,137
Shares redeemed	(61,350,000)	(4,085,194,646)	(27,900,000)	(1,491,353,008)
	(5,400,000)	$(412,589,697)	41,100,000	$2,663,221,129
MSCI Mexico
Shares sold	32,600,000	$2,062,797,450	34,800,000	$1,963,154,619
Shares redeemed	(32,400,000)	(1,968,757,233)	(28,100,000)	(1,545,321,842)
	200,000	$94,040,217	6,700,000	$417,832,777
MSCI South Korea
Shares sold	26,650,000	$1,726,061,386	19,100,000	$1,200,313,460
Shares redeemed	(7,800,000)	(486,611,031)	(11,400,000)	(675,741,830)
	18,850,000	$1,239,450,355	7,700,000	$524,571,630
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements
42

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI Australia ETF
iShares MSCI Canada ETF
iShares MSCI Japan ETF
iShares MSCI Mexico ETF
iShares MSCI South Korea ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
43
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI Australia	$74,461,623
MSCI Canada	87,398,912
MSCI Japan	301,428,905
MSCI Mexico	62,724,139
MSCI South Korea	86,913,144
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Australia	$74,900,237	$803,393
MSCI Canada	88,191,182	13,672,852
MSCI Japan	322,056,343	32,108,652
MSCI Mexico	67,554,499	6,986,360
MSCI South Korea	97,742,918	15,813,092
Important Tax Information
44

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
45
2024 iShares Annual Financial Statements

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
46

Board Review and Approval of Investment Advisory Contract
iShares MSCI Australia ETF, iShares MSCI Canada ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
47
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
Board Review and Approval of Investment Advisory Contract
48

Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Japan ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted the tradability, liquidity and developed capital markets ecosystem associated with the Fund that differentiates it from other ETFs in the marketplace.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services
49
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Board Review and Approval of Investment Advisory Contract
50

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Mexico ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
51
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that
Board Review and Approval of Investment Advisory Contract
52

Board Review and Approval of Investment Advisory Contract (continued)
BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI South Korea ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund
53
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
54

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
55
2024 iShares Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
56

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX
• iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

2

Schedule of Investments
August 31, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)	3,768,306	$163,431,431
Total Investments in Securities — 99.9% (Cost: $165,870,635)		163,431,431
Other Assets Less Liabilities — 0.1%		213,198
Net Assets — 100.0%		$163,644,629

(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(23,009)(b)	$23,009	$—	$—	—	$31,260 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	1,240,000	—	(1,240,000)(b)	—	—	—	—	19,326	—
iShares MSCI Emerging Markets ETF	134,168,374	49,086,381	(35,105,268)	(2,045,028)	17,326,972	163,431,431	3,768,306	3,517,661	—
				$(2,022,019)	$17,326,972	$163,431,431		$3,568,247	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	19,996,000	USD	3,538,678	Morgan Stanley & Co. International PLC	09/05/24	$8,931
BRL	19,599,000	USD	3,470,262	State Street Bank & Trust Company	09/05/24	6,913
CLP	418,908,000	USD	456,525	Morgan Stanley & Co. International PLC	09/05/24	1,931
CLP	426,400,000	USD	465,098	State Street Bank & Trust Company	09/05/24	1,558
CNH	1,139,000	USD	158,030	Bank of America N.A.	09/05/24	2,665
CNH	411,000	USD	57,022	UBS AG	09/05/24	964
EUR	3,000	USD	3,251	Bank of America N.A.	09/05/24	65
EUR	36,000	USD	39,047	HSBC Bank PLC	09/05/24	749
HKD	9,008,000	USD	1,154,301	Bank of America N.A.	09/05/24	952
HKD	229,795,000	USD	29,462,318	Citibank N.A.	09/05/24	8,308
HKD	3,638,000	USD	466,137	UBS AG	09/05/24	427
IDR	22,060,699,000	USD	1,421,778	Morgan Stanley & Co. International PLC	09/05/24	4,830
IDR	21,537,279,000	USD	1,389,950	State Street Bank & Trust Company	09/05/24	2,809
KRW	149,855,000	USD	109,546	JPMorgan Chase Bank N.A.	09/05/24	2,621
KRW	302,210,000	USD	221,160	Morgan Stanley & Co. International PLC	09/05/24	5,045
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	5,406,500	USD	1,248,465	Morgan Stanley & Co. International PLC	09/05/24	$2,440
THB	291,000	USD	8,208	Barclays Bank PLC	09/05/24	390
THB	79,759,000	USD	2,346,253	Citibank N.A.	09/05/24	10,545
TRY	43,220,000	USD	1,264,965	Barclays Bank PLC	09/05/24	1,692
TRY	291,000	USD	8,466	BNP Paribas SA	09/05/24	62
TRY	243,000	USD	7,068	Deutsche Bank Securities Inc.	09/05/24	53
TWD	28,168,000	USD	864,818	JPMorgan Chase Bank N.A.	09/05/24	15,713
TWD	2,532,000	USD	77,826	Morgan Stanley & Co. International PLC	09/05/24	1,325
USD	195,739	HKD	1,524,000	State Street Bank & Trust Company	09/05/24	289
USD	31,932,501	INR	2,675,269,000	JPMorgan Chase Bank N.A.	09/05/24	34,993
USD	22,026	MXN	424,000	Bank of America N.A.	09/05/24	500
USD	21,637	MXN	424,000	Barclays Bank PLC	09/05/24	112
USD	56,063	MXN	1,050,000	BNP Paribas SA	09/05/24	2,756
USD	3,329,827	MXN	62,366,000	Morgan Stanley & Co. International PLC	09/05/24	163,626
THB	299,000	USD	8,801	Barclays Bank PLC	10/02/24	54
TRY	3,684,000	USD	104,251	BNP Paribas SA	10/02/24	181
USD	25,458	EUR	23,000	BNP Paribas SA	10/02/24	1
USD	2,982,629	EUR	2,691,000	State Street Bank & Trust Company	10/02/24	4,183
USD	206,223	HKD	1,606,000	Citibank N.A.	10/02/24	16
USD	3,240,255	MXN	63,934,000	Citibank N.A.	10/02/24	8,067
USD	52,758	MXN	1,042,000	HSBC Bank PLC	10/02/24	79
USD	6,508	TRY	229,000	Deutsche Bank Securities Inc.	10/02/24	17
USD	5,206,471	ZAR	92,663,000	BNP Paribas SA	10/02/24	21,053
BRL	267,000	USD	47,062	Morgan Stanley & Co. International PLC	10/04/24	146
CLP	21,800,000	USD	23,791	State Street Bank & Trust Company	10/04/24	57
IDR	84,685,000	USD	5,450	Morgan Stanley & Co. International PLC	10/04/24	11
USD	16,217,048	INR	1,360,886,000	Morgan Stanley & Co. International PLC	10/04/24	3,091
USD	10,414,765	KRW	13,875,174,500	Morgan Stanley & Co. International PLC	10/04/24	21,376
USD	10,412,889	KRW	13,875,174,500	State Street Bank & Trust Company	10/04/24	19,500
USD	15,494,486	TWD	493,189,500	Morgan Stanley & Co. International PLC	10/04/24	18,719
USD	15,437,810	TWD	491,385,500	State Street Bank & Trust Company	10/04/24	18,650
USD	6,303,487	CNH	44,514,320	UBS AG	10/08/24	1,244
						399,709
CNH	44,514,320	USD	6,282,671	UBS AG	09/05/24	(2,402)
EUR	2,691,000	USD	2,978,940	State Street Bank & Trust Company	09/05/24	(4,171)
INR	1,358,926,000	USD	16,208,636	Morgan Stanley & Co. International PLC	09/05/24	(6,021)
INR	1,352,223,000	USD	16,132,462	State Street Bank & Trust Company	09/05/24	(9,769)
KRW	13,875,174,500	USD	10,396,037	Morgan Stanley & Co. International PLC	09/05/24	(10,405)
KRW	13,875,174,500	USD	10,398,062	State Street Bank & Trust Company	09/05/24	(12,431)
MXN	63,934,000	USD	3,254,014	Citibank N.A.	09/05/24	(8,208)
MXN	330,000	USD	17,698	Goldman Sachs & Co.	09/05/24	(945)
Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	5,306,500	USD	1,228,641	State Street Bank & Trust Company	09/05/24	$(873)
TWD	491,385,500	USD	15,365,400	Morgan Stanley & Co. International PLC	09/05/24	(4,700)
TWD	491,385,500	USD	15,394,283	State Street Bank & Trust Company	09/05/24	(33,583)
USD	6,695,631	BRL	37,989,000	Citibank N.A.	09/05/24	(44,224)
USD	236,813	BRL	1,346,000	State Street Bank & Trust Company	09/05/24	(1,988)
USD	45,833	BRL	260,000	UBS AG	09/05/24	(295)
USD	883,611	CLP	834,314,000	Citibank N.A.	09/05/24	(29,470)
USD	5,817	CLP	5,497,000	Morgan Stanley & Co. International PLC	09/05/24	(199)
USD	5,768	CLP	5,497,000	State Street Bank & Trust Company	09/05/24	(248)
USD	41,279	CNH	295,000	Bank of New York	09/05/24	(341)
USD	6,308,703	CNH	45,474,320	BNP Paribas SA	09/05/24	(107,006)
USD	41,335	CNH	295,000	State Street Bank & Trust Company	09/05/24	(285)
USD	19,702	EUR	18,000	HSBC Bank PLC	09/05/24	(197)
USD	19,671	EUR	18,000	JPMorgan Chase Bank N.A.	09/05/24	(227)
USD	2,919,784	EUR	2,694,000	State Street Bank & Trust Company	09/05/24	(58,301)
USD	195,427	HKD	1,524,000	HSBC Bank PLC	09/05/24	(22)
USD	30,675,090	HKD	239,393,000	JPMorgan Chase Bank N.A.	09/05/24	(26,456)
USD	2,642,419	IDR	43,026,508,000	JPMorgan Chase Bank N.A.	09/05/24	(139,992)
USD	35,297	IDR	571,470,000	State Street Bank & Trust Company	09/05/24	(1,658)
USD	427,419	INR	35,880,000	State Street Bank & Trust Company	09/05/24	(382)
USD	20,341,470	KRW	27,834,250,000	JPMorgan Chase Bank N.A.	09/05/24	(492,594)
USD	269,871	KRW	368,164,000	State Street Bank & Trust Company	09/05/24	(5,702)
USD	15,684	MYR	70,000	Morgan Stanley & Co. International PLC	09/05/24	(511)
USD	2,326,032	MYR	10,643,000	State Street Bank & Trust Company	09/05/24	(136,444)
USD	20,452	THB	726,000	Bank of America N.A.	09/05/24	(1,001)
USD	15,014	THB	529,000	Barclays Bank PLC	09/05/24	(617)
USD	2,205,763	THB	78,266,000	Citibank N.A.	09/05/24	(106,918)
USD	14,957	THB	529,000	State Street Bank & Trust Company	09/05/24	(674)
USD	1,255,437	TRY	43,180,000	Barclays Bank PLC	09/05/24	(10,048)
USD	8,263	TRY	287,000	Deutsche Bank Securities Inc.	09/05/24	(148)
USD	8,363	TRY	287,000	UBS AG	09/05/24	(48)
USD	30,684,364	TWD	1,000,433,000	JPMorgan Chase Bank N.A.	09/05/24	(589,150)
USD	400,370	TWD	13,038,000	State Street Bank & Trust Company	09/05/24	(7,197)
USD	32,488	ZAR	595,000	Bank of New York	09/05/24	(882)
USD	4,673,620	ZAR	85,248,000	Barclays Bank PLC	09/05/24	(107,480)
USD	156,741	ZAR	2,859,000	BNP Paribas SA	09/05/24	(3,604)
USD	21,642	ZAR	395,000	Goldman Sachs & Co.	09/05/24	(511)
USD	32,111	ZAR	595,000	State Street Bank & Trust Company	09/05/24	(1,260)
ZAR	89,692,000	USD	5,050,852	BNP Paribas SA	09/05/24	(20,512)
EUR	46,000	USD	50,986	BNP Paribas SA	10/02/24	(72)
MXN	55,000	USD	2,788	Morgan Stanley & Co. International PLC	10/02/24	(7)
USD	845,451	HKD	6,587,000	Bank of America N.A.	10/02/24	(310)
USD	29,496,634	HKD	229,795,000	Citibank N.A.	10/02/24	(8,674)
USD	2,350,526	THB	79,759,000	Citibank N.A.	10/02/24	(11,530)
USD	107,173	THB	3,637,000	JPMorgan Chase Bank N.A.	10/02/24	(536)
USD	1,223,775	TRY	43,220,000	Barclays Bank PLC	10/02/24	(1,406)
USD	44,124	ZAR	789,000	Barclays Bank PLC	10/02/24	(28)
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	1,063,872,000	USD	798,371	Morgan Stanley & Co. International PLC	10/04/24	$(1,463)
MYR	99,000	USD	23,011	Morgan Stanley & Co. International PLC	10/04/24	(42)
TWD	8,019,000	USD	252,175	Morgan Stanley & Co. International PLC	10/04/24	(548)
USD	3,456,858	BRL	19,599,000	Morgan Stanley & Co. International PLC	10/04/24	(8,404)
USD	3,984,931	BRL	22,585,000	State Street Bank & Trust Company	10/04/24	(8,280)
USD	462,034	CLP	424,046,000	Morgan Stanley & Co. International PLC	10/04/24	(1,835)
USD	452,197	CLP	414,362,000	State Street Bank & Trust Company	10/04/24	(1,078)
USD	1,502,014	IDR	23,303,741,000	Morgan Stanley & Co. International PLC	10/04/24	(630)
USD	1,387,532	IDR	21,537,279,000	State Street Bank & Trust Company	10/04/24	(1,208)
USD	145,767	INR	12,238,000	Morgan Stanley & Co. International PLC	10/04/24	(40)
USD	16,110,359	INR	1,352,223,000	State Street Bank & Trust Company	10/04/24	(384)
USD	1,310,684	MYR	5,661,500	Morgan Stanley & Co. International PLC	10/04/24	(2,828)
USD	1,229,495	MYR	5,306,500	State Street Bank & Trust Company	10/04/24	(1,654)
CNH	1,523,000	USD	215,678	Bank of America N.A.	10/08/24	(55)
USD	13,591	CNH	96,000	HSBC Bank PLC	10/08/24	(1)
						(2,041,113)
						$(1,641,404)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$399,709	$—	$—	$399,709
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$2,041,113	$—	$—	$2,041,113
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$5,084,958	$—	$—	$5,084,958
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(3,705,297)	$—	$—	$(3,705,297)
Schedule of Investments
6

Schedule of Investments (continued)
August 31, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$132,589,029
Average amounts sold — in USD	$260,764,579
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$399,709	$2,041,113
Total derivative assets and liabilities in the Statement of Assets and Liabilities	399,709	2,041,113
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$399,709	$2,041,113
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Bank of America N.A.	$4,182	$(1,366)	$—	$—	$2,816
Barclays Bank PLC	2,248	(2,248)	—	—	—
BNP Paribas SA	24,053	(24,053)	—	—	—
Citibank N.A.	26,936	(26,936)	—	—	—
Deutsche Bank Securities Inc.	70	(70)	—	—	—
HSBC Bank PLC	828	(220)	—	—	608
JPMorgan Chase Bank N.A.	53,327	(53,327)	—	—	—
Morgan Stanley & Co. International PLC	231,471	(37,633)	—	—	193,838
State Street Bank & Trust Company	53,959	(53,959)	—	—	—
UBS AG	2,635	(2,635)	—	—	—
	$399,709	$(202,447)	$—	$—	$197,262

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities(d)
Bank of America N.A.	$1,366	$(1,366)	$—	$—	$—
Bank of New York	1,223	—	—	—	1,223
Barclays Bank PLC	119,579	(2,248)	—	—	117,331
BNP Paribas SA	131,194	(24,053)	—	—	107,141
Citibank N.A.	209,024	(26,936)	—	—	182,088
Deutsche Bank Securities Inc.	148	(70)	—	—	78
Goldman Sachs & Co.	1,456	—	—	—	1,456
HSBC Bank PLC	220	(220)	—	—	—
JPMorgan Chase Bank N.A.	1,248,955	(53,327)	—	(1,195,628)	—
Morgan Stanley & Co. International PLC	37,633	(37,633)	—	—	—
State Street Bank & Trust Company	287,570	(53,959)	—	—	233,611
UBS AG	2,745	(2,635)	—	—	110
	$2,041,113	$(202,447)	$—	$(1,195,628)	$643,038

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$163,431,431	$—	$—	$163,431,431
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$399,709	$—	$399,709
Liabilities
Foreign Currency Exchange Contracts	—	(2,041,113)	—	(2,041,113)
	$—	$(1,641,404)	$—	$(1,641,404)

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.9%
Ambev SA	10,627,777	$24,250,253
Atacadao SA(a)	1,468,927	2,337,898
B3 SA - Brasil Bolsa Balcao	12,595,046	28,336,870
Banco Bradesco SA	3,549,780	8,906,021
Banco BTG Pactual SA	2,639,581	16,654,424
Banco do Brasil SA	3,855,730	19,237,773
BB Seguridade Participacoes SA	1,547,476	10,085,042
BRF SA(a)	1,356,737	6,314,324
Caixa Seguridade Participacoes S/A	1,318,513	3,825,032
CCR SA	2,348,354	5,520,931
Centrais Eletricas Brasileiras SA	2,750,152	20,372,581
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,002,244	16,845,887
Cia. Siderurgica Nacional SA	1,577,282	3,319,150
Cosan SA	2,842,822	6,738,900
CPFL Energia SA	507,041	3,066,924
Embraer SA(a)	1,601,570	13,307,698
Energisa SA	543,728	4,564,230
Engie Brasil Energia SA	474,317	3,800,629
Equatorial Energia SA	2,390,952	14,508,744
Hapvida Participacoes e Investimentos SA(a)(b)	11,265,535	8,475,212
Hypera SA	886,937	4,491,378
Inter & Co. Inc., Class A, NVS	549,759	4,040,729
JBS SA	1,752,198	10,881,383
Klabin SA	1,918,871	7,350,744
Localiza Rent a Car SA	2,055,669	15,089,386
Localiza Rent a Car SA, NVS(a)	23,426	168,755
Natura & Co. Holding SA	2,104,472	5,059,590
NU Holdings Ltd./Cayman Islands, Class A(a)	6,751,705	101,073,024
Pagseguro Digital Ltd., Class A(a)	452,373	5,007,769
Petroleo Brasileiro SA	8,464,993	64,494,326
PRIO SA	1,810,048	15,043,187
Raia Drogasil SA	2,937,615	14,365,044
Rede D'Or Sao Luiz SA(b)	1,843,132	10,442,109
Rumo SA	2,955,429	11,457,895
Sendas Distribuidora SA(a)	3,140,048	5,331,889
StoneCo Ltd., Class A(a)	571,863	7,582,903
Suzano SA	1,799,152	17,557,530
Telefonica Brasil SA	949,571	8,732,559
TIM SA/Brazil	2,010,015	6,369,621
TOTVS SA	1,299,703	6,911,363
Ultrapar Participacoes SA	1,630,978	6,760,111
Vale SA	7,712,469	81,531,756
Vibra Energia SA	2,265,153	10,337,163
WEG SA	3,785,535	36,371,281
XP Inc., Class A	845,189	15,559,929
		692,479,947
Chile — 0.4%
Banco de Chile	103,844,217	13,137,932
Banco de Credito e Inversiones SA	182,742	5,597,939
Banco Santander Chile	152,206,648	7,829,217
Cencosud SA	3,018,826	6,112,188
Empresas CMPC SA	2,652,130	4,580,245
Empresas Copec SA	899,162	5,891,906
Enel Americas SA	50,070,042	5,364,726
Enel Chile SA	64,903,135	3,516,782
Falabella SA(a)	1,897,679	6,708,295
Latam Airlines Group SA	341,728,204	4,416,900
		63,156,130
Security	Shares	Value
China — 23.8%
360 Security Technology Inc., Class A	1,107,506	$1,095,884
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	341,488	670,995
AAC Technologies Holdings Inc.	1,640,000	6,967,170
Advanced Micro-Fabrication Equipment Inc./China, Class A	85,732	1,637,072
AECC Aviation Power Co. Ltd., Class A	376,173	1,881,305
Agricultural Bank of China Ltd., Class A	11,747,423	7,481,864
Agricultural Bank of China Ltd., Class H	61,456,000	27,069,997
Aier Eye Hospital Group Co. Ltd., Class A	1,425,817	1,946,333
Air China Ltd., Class A(a)	1,884,593	1,850,138
Akeso Inc.(a)(b)(c)	1,369,000	8,593,259
Alibaba Group Holding Ltd., Class A	34,540,256	357,994,698
Alibaba Health Information Technology Ltd.(a)(c)	13,008,000	4,973,844
Aluminum Corp. of China Ltd., Class A	2,044,900	1,959,262
Aluminum Corp. of China Ltd., Class H	8,724,000	5,438,760
Anhui Conch Cement Co. Ltd., Class A	629,586	1,856,295
Anhui Conch Cement Co. Ltd., Class H	2,735,500	5,902,955
Anhui Gujing Distillery Co. Ltd., Class A	62,985	1,525,075
Anhui Gujing Distillery Co. Ltd., Class B	263,200	3,533,583
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	349,300	987,669
Anhui Kouzi Distillery Co. Ltd., Class A	110,552	567,115
Anhui Yingjia Distillery Co. Ltd., Class A	109,900	776,357
Anjoy Foods Group Co. Ltd., Class A	60,500	647,839
ANTA Sports Products Ltd.	2,852,602	27,830,483
Asymchem Laboratories Tianjin Co. Ltd., Class A	60,680	542,504
Autohome Inc., ADR	160,644	4,041,803
Avary Holding Shenzhen Co. Ltd., Class A	264,104	1,335,208
AviChina Industry & Technology Co. Ltd., Class H	5,555,000	2,374,413
Avicopter PLC, Class A	127,653	696,078
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	804,100	756,817
Baidu Inc., Class A(a)	5,174,880	54,601,777
Bank of Beijing Co. Ltd., Class A	3,508,006	2,596,350
Bank of Chengdu Co. Ltd., Class A	584,895	1,147,915
Bank of China Ltd., Class A	5,523,100	3,730,038
Bank of China Ltd., Class H	180,562,933	81,582,616
Bank of Communications Co. Ltd., Class A	5,476,393	5,483,861
Bank of Communications Co. Ltd., Class H	19,514,600	14,102,008
Bank of Hangzhou Co. Ltd., Class A	919,845	1,649,569
Bank of Jiangsu Co. Ltd., Class A	2,743,110	3,001,012
Bank of Nanjing Co. Ltd., Class A	1,591,314	2,226,886
Bank of Ningbo Co. Ltd., Class A	924,979	2,635,281
Bank of Shanghai Co. Ltd., Class A	2,394,042	2,388,997
Baoshan Iron & Steel Co. Ltd., Class A	3,144,473	2,642,080
BeiGene Ltd.(a)	1,581,622	23,407,148
Beijing Enlight Media Co. Ltd., Class A	615,295	615,938
Beijing Enterprises Holdings Ltd.	1,206,000	3,898,055
Beijing Enterprises Water Group Ltd.	10,404,000	3,039,377
Beijing Kingsoft Office Software Inc., Class A	64,081	1,642,793
Beijing New Building Materials PLC, Class A	268,413	977,255
Beijing Roborock Technology Co. Ltd., Class A	30,471	972,209
Beijing Tiantan Biological Products Corp. Ltd., Class A	273,240	915,698
Beijing Tongrentang Co. Ltd., Class A	251,200	1,244,906
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	159,530	1,597,607
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,125,700	4,686,928
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Bilibili Inc., Class Z(a)(c)	532,634	$7,673,693
Bloomage Biotechnology Corp. Ltd., Class A	92,105	653,554
BOC Aviation Ltd.(b)	503,100	4,335,623
BOE Technology Group Co. Ltd., Class A	4,297,500	2,339,051
Bosideng International Holdings Ltd.	8,452,000	4,151,320
BYD Co. Ltd., Class A	249,612	8,745,872
BYD Co. Ltd., Class H	2,353,000	72,065,257
BYD Electronic International Co. Ltd.	1,786,000	6,543,062
C&D International Investment Group Ltd.(c)	1,654,000	2,664,462
Caitong Securities Co. Ltd., Class A	920,074	845,469
Cambricon Technologies Corp. Ltd., Class A(a)	63,754	2,321,418
CGN Power Co. Ltd., Class A	1,805,000	1,216,916
CGN Power Co. Ltd., Class H(b)	24,758,000	10,085,448
Changchun High-Tech Industry Group Co. Ltd., Class A	78,694	913,549
Changjiang Securities Co. Ltd., Class A	1,139,635	794,838
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,100	840,226
Chaozhou Three-Circle Group Co. Ltd., Class A	288,130	1,277,730
China CITIC Bank Corp. Ltd., Class H	20,351,800	11,743,031
China Coal Energy Co. Ltd., Class H	4,670,000	5,567,548
China Communications Services Corp. Ltd., Class H	6,236,000	3,176,220
China Construction Bank Corp., Class A	1,456,468	1,546,387
China Construction Bank Corp., Class H	217,750,760	152,891,427
China CSSC Holdings Ltd., Class A	627,200	3,394,502
China Eastern Airlines Corp. Ltd., Class A(a)	2,534,597	1,352,397
China Energy Engineering Corp. Ltd., Class A	4,057,552	1,217,197
China Everbright Bank Co. Ltd., Class A	7,636,303	3,294,318
China Everbright Bank Co. Ltd., Class H	5,786,000	1,733,015
China Feihe Ltd.(b)	8,550,000	4,577,191
China Galaxy Securities Co. Ltd., Class A	868,800	1,362,166
China Galaxy Securities Co. Ltd., Class H	8,016,500	4,228,458
China Gas Holdings Ltd.	6,369,200	5,376,326
China Greatwall Technology Group Co. Ltd., Class A(a)	633,173	716,561
China Hongqiao Group Ltd.(c)	6,378,500	8,698,547
China International Capital Corp. Ltd., Class A	301,800	1,217,205
China International Capital Corp. Ltd., Class H(b)	3,660,400	3,914,438
China Jushi Co. Ltd., Class A	714,740	1,007,650
China Life Insurance Co. Ltd., Class A	416,912	1,960,956
China Life Insurance Co. Ltd., Class H	16,582,000	24,913,931
China Literature Ltd.(a)(b)(c)	961,200	3,020,722
China Longyuan Power Group Corp. Ltd., Class H	7,391,000	5,741,738
China Mengniu Dairy Co. Ltd.	7,262,000	12,234,533
China Merchants Bank Co. Ltd., Class A	2,833,989	12,808,726
China Merchants Bank Co. Ltd., Class H	8,819,967	36,194,511
China Merchants Energy Shipping Co. Ltd., Class A	1,308,400	1,386,152
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	635,900	1,080,054
China Merchants Port Holdings Co. Ltd.	3,210,000	4,805,444
China Merchants Securities Co. Ltd., Class A	1,109,279	2,286,881
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,193,290	1,550,620
China Minsheng Banking Corp. Ltd., Class A	6,328,055	3,061,362
China Minsheng Banking Corp. Ltd., Class H	13,416,048	4,822,169
China National Building Material Co. Ltd., Class H	9,968,000	2,863,063
China National Chemical Engineering Co. Ltd., Class A	1,058,167	1,021,671
Security	Shares	Value
China (continued)
China National Nuclear Power Co. Ltd., Class A	2,594,100	$4,001,508
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	649,454	1,541,684
China Oilfield Services Ltd., Class H	4,298,000	4,027,792
China Overseas Land & Investment Ltd.	8,803,960	13,840,442
China Pacific Insurance Group Co. Ltd., Class A	983,107	4,102,648
China Pacific Insurance Group Co. Ltd., Class H	5,875,600	15,228,426
China Petroleum & Chemical Corp., Class A	4,414,689	4,233,847
China Petroleum & Chemical Corp., Class H	54,886,800	37,089,844
China Power International Development Ltd.	10,400,000	4,750,044
China Railway Group Ltd., Class A	3,077,900	2,497,302
China Railway Group Ltd., Class H	8,960,000	4,137,844
China Railway Signal & Communication Corp. Ltd., Class A	1,000,321	733,766
China Resources Beer Holdings Co. Ltd.	3,743,000	11,529,825
China Resources Gas Group Ltd.	2,181,300	7,332,487
China Resources Land Ltd.	7,294,333	20,441,487
China Resources Microelectronics Ltd., Class A	184,216	900,790
China Resources Mixc Lifestyle Services Ltd.(b)	1,579,800	5,198,322
China Resources Pharmaceutical Group Ltd.(b)	4,023,500	2,832,957
China Resources Power Holdings Co. Ltd.	4,398,999	11,927,001
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	193,333	1,225,386
China Ruyi Holdings Ltd.(a)(c)	14,576,000	4,212,103
China Shenhua Energy Co. Ltd., Class A	943,139	5,387,245
China Shenhua Energy Co. Ltd., Class H	7,568,000	32,524,983
China Southern Airlines Co. Ltd., Class A(a)	1,448,100	1,161,908
China State Construction Engineering Corp. Ltd., Class A	5,436,171	4,128,001
China State Construction International Holdings Ltd.	4,660,000	6,645,195
China Taiping Insurance Holdings Co. Ltd.	3,542,060	4,580,136
China Three Gorges Renewables Group Co. Ltd., Class A	4,244,525	2,733,699
China Tourism Group Duty Free Corp. Ltd., Class A	275,832	2,367,816
China Tower Corp. Ltd., Class H(b)	100,288,000	12,282,791
China United Network Communications Ltd., Class A	4,661,000	3,049,624
China Vanke Co. Ltd., Class A(a)	1,295,766	1,229,346
China Vanke Co. Ltd., Class H(a)(c)	5,036,731	2,636,424
China XD Electric Co. Ltd., Class A, NVS	709,200	691,960
China Yangtze Power Co. Ltd., Class A	3,322,115	13,768,822
China Zheshang Bank Co. Ltd., Class A	4,321,430	1,596,999
Chongqing Brewery Co. Ltd., Class A	84,600	662,366
Chongqing Changan Automobile Co. Ltd., Class A	1,183,117	2,012,905
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,225,500	862,669
Chongqing Zhifei Biological Products Co. Ltd., Class A	344,213	1,117,839
Chow Tai Fook Jewellery Group Ltd.(c)	4,708,200	3,988,064
CITIC Ltd.	13,345,000	13,243,916
Citic Pacific Special Steel Group Co. Ltd., Class A	465,800	755,995
CITIC Securities Co. Ltd., Class A	1,557,693	4,230,969
CITIC Securities Co. Ltd., Class H	3,715,100	5,586,632
CMOC Group Ltd., Class A	2,676,198	2,816,921
CMOC Group Ltd., Class H	8,145,000	6,611,878
CNPC Capital Co. Ltd., Class A, NVS	1,334,500	978,630
Contemporary Amperex Technology Co. Ltd., Class A	589,334	15,273,111
Schedule of Investments
10

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Cosco Shipping Energy Transportation Co. Ltd., Class A	573,400	$1,180,975
Cosco Shipping Energy Transportation Co. Ltd., Class H(c)	3,058,000	3,360,827
Cosco Shipping Holdings Co. Ltd., Class A	1,812,164	3,198,647
Cosco Shipping Holdings Co. Ltd., Class H	6,429,849	8,835,115
Country Garden Holdings Co. Ltd.(a)(c)(d)	26,133,618	804,338
CRRC Corp. Ltd., Class A	3,066,800	3,086,133
CRRC Corp. Ltd., Class H	10,171,000	6,160,950
CSC Financial Co. Ltd., Class A	680,733	1,839,928
CSPC Innovation Pharmaceutical Co. Ltd., Class A	199,320	675,900
CSPC Pharmaceutical Group Ltd.	18,892,479	11,599,412
Daqin Railway Co. Ltd., Class A	2,531,800	2,182,232
Datang International Power Generation Co. Ltd., Class A	1,715,100	657,894
Dong-E-E-Jiao Co. Ltd., Class A	91,100	640,897
Dongfang Electric Corp. Ltd., Class A	475,100	914,950
Dongxing Securities Co. Ltd., Class A	790,597	910,737
East Money Information Co. Ltd., Class A	2,231,898	3,393,066
Eastroc Beverage Group Co. Ltd., Class A	51,000	1,639,388
Ecovacs Robotics Co. Ltd., Class A	95,853	542,075
ENN Energy Holdings Ltd.	1,836,700	11,825,268
ENN Natural Gas Co. Ltd., Class A	378,900	944,477
Eoptolink Technology Inc. Ltd., Class A	91,000	1,206,892
Eve Energy Co. Ltd., Class A	307,153	1,448,579
Everbright Securities Co. Ltd., Class A	633,783	1,311,228
Far East Horizon Ltd.	4,229,000	2,955,712
Flat Glass Group Co. Ltd., Class A	186,400	443,568
Focus Media Information Technology Co. Ltd., Class A	2,413,578	1,945,876
Foshan Haitian Flavouring & Food Co. Ltd., Class A	587,556	3,055,620
Fosun International Ltd.	6,038,500	3,124,596
Founder Securities Co. Ltd., Class A	1,372,700	1,346,246
Foxconn Industrial Internet Co. Ltd., Class A	1,846,697	5,344,087
Fuyao Glass Industry Group Co. Ltd., Class A	291,572	1,969,795
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,337,600	7,641,909
Ganfeng Lithium Group Co. Ltd., Class A	276,473	1,063,147
GCL Technology Holdings Ltd.(a)	49,096,000	7,270,953
GD Power Development Co. Ltd., Class A	2,643,800	1,995,321
Geely Automobile Holdings Ltd.	13,642,000	15,267,161
GEM Co. Ltd., Class A	676,900	570,058
Genscript Biotech Corp.(a)(c)	2,752,000	4,151,195
GF Securities Co. Ltd., Class A	939,694	1,567,531
Giant Biogene Holding Co. Ltd.(b)	674,800	3,562,261
GigaDevice Semiconductor Inc., Class A(a)	92,794	948,934
Ginlong Technologies Co. Ltd., Class A	59,100	495,746
GoerTek Inc., Class A	456,400	1,368,801
Goldwind Science & Technology Co Ltd., Class A	209,793	244,258
Goneo Group Co. Ltd., Class A	93,185	889,240
Gotion High-tech Co. Ltd., Class A	345,023	908,255
Great Wall Motor Co. Ltd., Class A	383,800	1,249,755
Great Wall Motor Co. Ltd., Class H	5,187,500	7,413,316
Gree Electric Appliances Inc. of Zhuhai, Class A	432,000	2,414,784
Guangdong Haid Group Co. Ltd., Class A	282,927	1,542,328
Guangdong Investment Ltd.	7,144,110	4,036,990
Guanghui Energy Co. Ltd., Class A	1,079,600	907,643
Guangzhou Automobile Group Co. Ltd., Class A	837,300	872,138
Guangzhou Automobile Group Co. Ltd., Class H	7,277,838	2,322,863
Security	Shares	Value
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	272,396	$1,104,789
Guangzhou Tinci Materials Technology Co. Ltd., Class A	330,500	668,769
Guosen Securities Co. Ltd., Class A	1,143,951	1,462,727
Guotai Junan Securities Co. Ltd., Class A	1,210,340	2,515,505
H World Group Ltd., ADR	465,819	14,179,530
Haidilao International Holding Ltd.(b)	3,795,000	6,315,140
Haier Smart Home Co. Ltd., Class A	992,341	3,450,105
Haier Smart Home Co. Ltd., Class A	5,396,800	16,490,996
Hainan Airlines Holding Co. Ltd., Class A(a)	6,310,100	942,467
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	2,173,900	967,526
Haitian International Holdings Ltd.	1,549,000	4,327,710
Haitong Securities Co. Ltd., Class A	1,584,000	1,924,236
Haitong Securities Co. Ltd., Class H	5,979,600	2,656,704
Hangzhou First Applied Material Co. Ltd., Class A	428,008	929,225
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	127,400	340,299
Hangzhou Tigermed Consulting Co. Ltd., Class A	87,700	627,849
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,714,000	6,922,007
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	456,000	963,771
Henan Shuanghui Investment & Development Co. Ltd., Class A	417,200	1,364,868
Hengan International Group Co. Ltd.	1,557,500	4,988,652
Hengli Petrochemical Co. Ltd., Class A	1,160,491	2,198,236
Hengyi Petrochemical Co. Ltd., Class A	504,449	431,819
Hisense Home Appliances Group Co. Ltd., Class H(c)	923,136	2,380,140
Hithink RoyalFlush Information Network Co. Ltd., Class A	85,600	1,238,889
HLA Group Corp. Ltd., Class A	666,000	558,839
Hoshine Silicon Industry Co. Ltd., Class A	147,400	1,034,529
Hua Hong Semiconductor Ltd.(b)	1,381,000	3,008,439
Huadian Power International Corp. Ltd., Class A	1,449,200	1,134,623
Huadong Medicine Co. Ltd., Class A	304,005	1,260,865
Huafon Chemical Co. Ltd., Class A	1,017,500	1,062,240
Huagong Tech Co. Ltd., Class A	192,800	813,751
Huaibei Mining Holdings Co. Ltd., Class A	372,800	760,457
Hualan Biological Engineering Inc., Class A	452,283	959,738
Huaneng Lancang River Hydropower Inc., Class A	747,100	1,158,262
Huaneng Power International Inc., Class A	1,462,100	1,429,797
Huaneng Power International Inc., Class H	9,654,000	5,581,003
Huatai Securities Co. Ltd., Class A	1,205,209	2,134,213
Huatai Securities Co. Ltd., Class H(b)	2,674,200	2,942,892
Huaxia Bank Co. Ltd., Class A	2,330,860	1,978,043
Huayu Automotive Systems Co. Ltd., Class A	569,868	1,183,145
Huizhou Desay Sv Automotive Co. Ltd., Class A	90,900	1,166,762
Humanwell Healthcare Group Co. Ltd., Class A	326,500	922,930
Hunan Valin Steel Co. Ltd., Class A	1,360,700	762,816
Hundsun Technologies Inc., Class A	303,444	697,617
Hygon Information Technology Co. Ltd., Class A, NVS	310,752	3,492,863
IEIT Systems Co. Ltd., Class A	217,990	995,511
Iflytek Co. Ltd., Class A	347,719	1,691,663
Imeik Technology Development Co. Ltd., Class A	51,660	1,055,314
Industrial & Commercial Bank of China Ltd., Class A	7,925,762	6,680,572
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Industrial & Commercial Bank of China Ltd., Class H	159,723,085	$91,348,565
Industrial Bank Co. Ltd., Class A	2,921,442	6,792,548
Industrial Securities Co. Ltd., Class A	1,780,576	1,297,501
Ingenic Semiconductor Co. Ltd., Class A	68,600	451,792
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	8,296,100	1,683,652
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	313,100	762,318
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,869,600	1,014,104
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	918,170	2,927,582
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,498,400	4,733,728
Innovent Biologics Inc.(a)(b)	2,778,500	15,060,571
iQIYI Inc., ADR(a)(c)	1,091,430	2,346,575
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	143,500	688,881
JA Solar Technology Co. Ltd., Class A	346,760	483,298
JCET Group Co. Ltd., Class A	248,200	1,145,502
JD Health International Inc.(a)(b)	2,596,350	7,734,065
JD Logistics Inc.(a)(b)	4,534,300	5,504,620
JD.com Inc., Class A	5,682,854	76,810,164
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,008,500	1,107,055
Jiangsu Expressway Co. Ltd., Class H	3,382,000	3,335,246
Jiangsu Hengli Hydraulic Co. Ltd., Class A	214,488	1,539,487
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	858,941	5,328,136
Jiangsu King's Luck Brewery JSC Ltd., Class A	196,486	1,082,382
Jiangsu Yanghe Distillery Co. Ltd., Class A	215,450	2,482,545
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	143,000	666,332
Jiangsu Zhongtian Technology Co. Ltd., Class A	563,224	1,027,862
Jiangxi Copper Co. Ltd., Class A	254,200	726,061
Jiangxi Copper Co. Ltd., Class H	2,717,000	4,560,420
Jinko Solar Co. Ltd., Class A	1,226,481	1,244,679
Kanzhun Ltd., ADR	593,883	7,399,782
KE Holdings Inc., ADR	1,458,848	21,649,304
Kingdee International Software Group Co. Ltd.(a)	6,741,000	5,278,139
Kingsoft Corp. Ltd.	2,219,600	6,068,890
Kuaishou Technology(a)(b)	5,301,300	27,059,305
Kuang-Chi Technologies Co. Ltd., Class A(a)	299,900	738,497
Kunlun Energy Co. Ltd.	9,092,000	9,088,285
Kunlun Tech Co. Ltd., Class A	181,400	695,446
Kweichow Moutai Co. Ltd., Class A	169,287	34,364,917
LB Group Co. Ltd., Class A	507,000	1,163,441
Legend Biotech Corp., ADR(a)(c)	166,594	9,587,485
Lenovo Group Ltd.	18,262,000	22,299,003
Lens Technology Co. Ltd., Class A	708,600	1,759,510
Lepu Medical Technology Beijing Co. Ltd., Class A	364,370	514,867
Li Auto Inc., Class A(a)	2,806,290	27,314,889
Li Ning Co. Ltd.	5,214,500	9,678,936
Lingyi iTech Guangdong Co., Class A	1,151,480	1,363,120
Longfor Group Holdings Ltd.(b)	4,578,000	5,119,173
LONGi Green Energy Technology Co. Ltd., Class A	851,071	1,657,110
Luxshare Precision Industry Co. Ltd., Class A	954,746	5,311,702
Luzhou Laojiao Co. Ltd., Class A	210,689	3,529,523
Mango Excellent Media Co. Ltd., Class A	295,500	806,008
Maxscend Microelectronics Co. Ltd., Class A	46,244	433,316
Meituan, Class B(a)(b)	11,313,600	171,190,581
Security	Shares	Value
China (continued)
Metallurgical Corp. of China Ltd., Class A	3,159,090	$1,311,572
Midea Group Co. Ltd., Class A	489,000	4,461,085
MINISO Group Holding Ltd.	881,880	3,657,123
MMG Ltd.(a)	10,537,600	2,995,475
Montage Technology Co. Ltd., Class A	181,400	1,348,897
Muyuan Foods Co. Ltd., Class A(a)	763,739	4,147,862
NARI Technology Co. Ltd., Class A	1,082,154	3,747,727
National Silicon Industry Group Co. Ltd., Class A	383,113	794,501
NAURA Technology Group Co. Ltd., Class A	72,800	3,274,321
NetEase Inc.	4,377,950	70,373,851
New China Life Insurance Co. Ltd., Class A	331,002	1,539,040
New China Life Insurance Co. Ltd., Class H	1,871,500	4,050,709
New Hope Liuhe Co. Ltd., Class A(a)	466,097	592,012
New Oriental Education & Technology Group Inc.(a)	3,391,900	20,640,340
Ninestar Corp., Class A(a)	259,038	910,401
Ningbo Deye Technology Co. Ltd., Class A, NVS	95,420	1,217,522
Ningbo Joyson Electronic Corp., Class A	321,600	651,002
Ningbo Orient Wires & Cables Co. Ltd., Class A	127,300	865,038
Ningbo Sanxing Medical Electric Co. Ltd., Class A	196,200	910,041
Ningbo Tuopu Group Co. Ltd., Class A	253,805	1,205,207
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,049,000	2,250,730
NIO Inc., ADR(a)(c)	3,125,565	12,627,283
Nongfu Spring Co. Ltd., Class H(b)	4,548,600	16,429,968
OFILM Group Co. Ltd., Class A(a)	575,900	676,741
Oppein Home Group Inc., Class A	87,700	547,333
Orient Overseas International Ltd.	307,500	4,256,178
Orient Securities Co. Ltd., Class A	1,207,434	1,432,803
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,845,589	604,809
PDD Holdings Inc., ADR(a)(c)	1,578,787	151,737,219
People's Insurance Co. Group of China Ltd. (The), Class A	1,700,100	1,436,682
People's Insurance Co. Group of China Ltd. (The), Class H	18,454,000	6,964,386
PetroChina Co. Ltd., Class A	2,968,500	3,737,773
PetroChina Co. Ltd., Class H	47,632,000	42,960,102
Pharmaron Beijing Co. Ltd., Class A	219,500	616,753
PICC Property & Casualty Co. Ltd., Class H	15,609,192	20,215,401
Ping An Bank Co. Ltd., Class A	2,709,567	3,876,896
Ping An Insurance Group Co. of China Ltd., Class A	1,455,184	9,017,633
Ping An Insurance Group Co. of China Ltd., Class H	15,196,000	71,941,482
Piotech Inc., Class A, NVS	35,728	649,057
Poly Developments and Holdings Group Co. Ltd., Class A	1,639,684	1,868,450
Pop Mart International Group Ltd.(b)	1,148,000	6,722,259
Postal Savings Bank of China Co. Ltd., Class A	4,336,200	2,889,127
Postal Savings Bank of China Co. Ltd., Class H(b)	17,514,000	9,358,452
Power Construction Corp. of China Ltd., Class A	2,578,200	1,742,834
Qifu Technology Inc.	263,915	6,991,108
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	905,700	1,867,868
Range Intelligent Computing Technology Group Co. Ltd., Class A	267,200	901,255
Rongsheng Petrochemical Co. Ltd., Class A	1,539,358	1,910,773
SAIC Motor Corp. Ltd., Class A	867,006	1,536,180
Sailun Group Co. Ltd., Class A	454,200	825,129
Sanan Optoelectronics Co. Ltd., Class A	692,600	1,020,689
Sany Heavy Industry Co. Ltd., Class A	1,050,452	2,384,135
Schedule of Investments
12

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Satellite Chemical Co. Ltd., Class A	641,384	$1,478,473
SDIC Capital Co. Ltd., Class A	1,594,800	1,305,142
SDIC Power Holdings Co. Ltd., Class A	1,109,500	2,410,340
Seres Group Co. Ltd., Class A, NVS(a)	219,400	2,369,460
SF Holding Co. Ltd., Class A	662,435	3,387,552
SG Micro Corp., Class A	66,321	681,886
Shaanxi Coal Industry Co. Ltd., Class A	1,332,876	4,627,397
Shandong Gold Mining Co. Ltd., Class A	479,936	1,827,890
Shandong Gold Mining Co. Ltd., Class H(b)	1,765,250	3,395,092
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	396,680	1,277,179
Shandong Linglong Tyre Co. Ltd., Class A	345,100	817,839
Shandong Nanshan Aluminum Co. Ltd., Class A	1,624,300	839,945
Shandong Sun Paper Industry JSC Ltd., Class A	388,200	690,076
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,774,000	3,280,469
Shanghai Baosight Software Co. Ltd., Class A	341,059	1,408,526
Shanghai Baosight Software Co. Ltd., Class B	1,647,596	2,471,102
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	31,067	707,772
Shanghai Electric Group Co. Ltd., Class A(a)	2,730,391	1,396,958
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	362,889	1,152,854
Shanghai International Airport Co. Ltd., Class A	222,398	1,037,728
Shanghai International Port Group Co. Ltd., Class A	942,589	786,246
Shanghai M&G Stationery Inc., Class A	181,237	684,125
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	501,100	1,313,621
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,648,600	2,274,398
Shanghai Pudong Development Bank Co. Ltd., Class A	3,893,395	4,619,904
Shanghai Putailai New Energy Technology Co. Ltd., Class A	362,766	590,274
Shanghai RAAS Blood Products Co. Ltd., Class A	1,275,100	1,287,547
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,640,700	1,524,683
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	135,902	2,023,924
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	218,900	538,223
Shanjin International Gold Co. Ltd., Class A	421,800	954,117
Shanxi Coal International Energy Group Co. Ltd., Class A	336,500	548,748
Shanxi Coking Coal Energy Group Co. Ltd., Class A	894,900	1,006,428
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	454,400	915,711
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	161,400	4,005,164
Shenergy Co. Ltd., Class A	679,900	751,395
Shengyi Technology Co. Ltd., Class A	424,600	1,057,778
Shennan Circuits Co. Ltd., Class A	54,140	772,748
Shenwan Hongyuan Group Co. Ltd., Class A	4,138,170	2,635,822
Shenzhen Inovance Technology Co. Ltd., Class A	191,197	1,164,855
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	157,532	5,558,941
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	106,900	1,008,415
Security	Shares	Value
China (continued)
Shenzhen Transsion Holdings Co. Ltd., Class A	174,346	$1,967,580
Shenzhou International Group Holdings Ltd.	1,869,500	15,269,568
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	271,700	591,297
Sichuan Chuantou Energy Co. Ltd., Class A	804,560	1,952,168
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	294,878	1,272,139
Sichuan Road & Bridge Group Co. Ltd., Class A	1,189,880	947,279
Sieyuan Electric Co. Ltd., Class A	107,900	995,527
Sino Biopharmaceutical Ltd.	23,918,750	9,818,301
Sinopharm Group Co. Ltd., Class H	3,228,400	7,471,381
Sinotruk Hong Kong Ltd.	1,581,500	3,954,865
Smoore International Holdings Ltd.(b)(c)	4,355,000	5,024,705
SooChow Securities Co. Ltd., Class A	814,500	714,450
Spring Airlines Co. Ltd., Class A	182,400	1,296,870
Sungrow Power Supply Co. Ltd., Class A	251,480	2,723,424
Sunny Optical Technology Group Co. Ltd.	1,609,800	9,867,828
Sunwoda Electronic Co. Ltd., Class A	329,200	777,994
SUPCON Technology Co. Ltd., Class A	166,243	924,272
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	272,500	913,978
Suzhou Maxwell Technologies Co. Ltd., Class A	44,140	508,448
Suzhou TFC Optical Communication Co. Ltd., Class A	68,880	748,076
TAL Education Group, ADR(a)	942,389	7,576,808
TBEA Co. Ltd., Class A	864,280	1,538,493
TCL Technology Group Corp., Class A	2,373,830	1,307,379
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	372,716	432,730
Tencent Holdings Ltd.	14,884,600	721,901,775
Tencent Music Entertainment Group, Class A, ADR	1,689,398	17,637,315
Tianqi Lithium Corp., Class A	236,600	875,954
Tingyi Cayman Islands Holding Corp.	4,818,000	6,452,921
Tongcheng Travel Holdings Ltd.	2,985,200	5,534,487
TongFu Microelectronics Co. Ltd., Class A	213,600	602,118
Tongkun Group Co. Ltd., Class A	480,000	803,747
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,752,000	765,589
Tongwei Co. Ltd., Class A	491,484	1,314,444
Topsports International Holdings Ltd.(b)	4,547,000	1,684,158
TravelSky Technology Ltd., Class H	2,261,000	2,795,945
Trina Solar Co. Ltd., Class A	210,797	513,339
Trip.com Group Ltd.(a)	1,253,862	59,060,615
Tsingtao Brewery Co. Ltd., Class A	113,190	947,263
Tsingtao Brewery Co. Ltd., Class H	1,444,000	8,352,997
Unigroup Guoxin Microelectronics Co. Ltd., Class A	118,639	796,616
Unisplendour Corp. Ltd., Class A	460,854	1,283,005
Vipshop Holdings Ltd., ADR	828,362	10,387,659
Wanhua Chemical Group Co. Ltd., Class A	422,091	4,332,326
Want Want China Holdings Ltd.	11,350,000	6,564,480
Weichai Power Co. Ltd., Class A	1,215,444	2,221,392
Weichai Power Co. Ltd., Class H	4,236,800	6,480,334
Wens Foodstuffs Group Co. Ltd., Class A	1,008,370	2,423,929
Western Mining Co. Ltd., Class A	334,500	736,583
Western Securities Co. Ltd., Class A	1,059,210	968,288
Western Superconducting Technologies Co. Ltd., Class A	83,012	420,752
Will Semiconductor Co. Ltd. Shanghai, Class A	167,070	2,130,481
Wingtech Technology Co. Ltd., Class A	200,800	740,058
Wuhan Guide Infrared Co. Ltd., Class A	1,099,032	926,434
Wuliangye Yibin Co. Ltd., Class A	517,028	8,956,685
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
WUS Printed Circuit Kunshan Co. Ltd., Class A	190,823	$882,513
WuXi AppTec Co. Ltd., Class A	360,329	1,982,640
WuXi AppTec Co. Ltd., Class H(b)	800,170	3,491,363
Wuxi Biologics Cayman Inc.(a)(b)	8,048,500	11,456,208
XCMG Construction Machinery Co. Ltd., Class A	1,617,269	1,451,394
Xiaomi Corp., Class B(a)(b)	34,871,200	85,971,993
Xinjiang Daqo New Energy Co. Ltd., Class A	250,542	639,301
Xinyi Solar Holdings Ltd.	10,750,000	4,168,479
XPeng Inc.(a)(c)	2,844,976	11,425,972
Yadea Group Holdings Ltd.(b)	2,906,000	4,093,503
Yankuang Energy Group Co. Ltd., Class A	781,530	1,565,541
Yankuang Energy Group Co. Ltd., Class H	7,342,660	9,515,129
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	230,298	954,039
Yealink Network Technology Corp. Ltd., Class A	171,342	795,587
Yifeng Pharmacy Chain Co. Ltd., Class A	223,628	635,684
Yihai Kerry Arawana Holdings Co. Ltd., Class A	271,600	988,388
Yonyou Network Technology Co. Ltd., Class A(a)	508,851	624,592
Youngor Fashion Co. Ltd., Class A	639,600	652,498
YTO Express Group Co. Ltd., Class A	508,600	1,092,701
Yum China Holdings Inc.	882,270	29,829,549
Yunnan Aluminium Co. Ltd., Class A	594,100	1,008,607
Yunnan Baiyao Group Co. Ltd., Class A	281,182	2,140,623
Yunnan Energy New Material Co. Ltd., Class A	136,900	518,021
Yunnan Yuntianhua Co. Ltd., Class A	253,800	738,298
Yutong Bus Co. Ltd., Class A	309,000	928,742
Zangge Mining Co. Ltd., Class A	346,100	1,172,551
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	91,564	2,688,731
Zhaojin Mining Industry Co. Ltd., Class H(c)	3,519,000	5,756,578
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,190,898	548,212
Zhejiang China Commodities City Group Co. Ltd., Class A	737,900	859,869
Zhejiang Chint Electrics Co. Ltd., Class A	439,823	1,086,945
Zhejiang Dahua Technology Co. Ltd., Class A	509,784	985,006
Zhejiang Expressway Co. Ltd., Class H	3,978,640	2,560,898
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	350,704	832,636
Zhejiang Huayou Cobalt Co. Ltd., Class A	277,115	901,791
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	184,084	614,618
Zhejiang Juhua Co. Ltd., Class A	489,600	1,132,143
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	1,159,700	3,183,448
Zhejiang NHU Co. Ltd., Class A	486,087	1,323,930
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	324,700	793,256
Zhejiang Supor Co. Ltd., Class A	130,182	914,557
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,618,300	1,413,123
Zheshang Securities Co. Ltd., Class A	793,600	1,253,149
Zhongji Innolight Co. Ltd., Class A	151,740	2,337,576
Zhongjin Gold Corp. Ltd., Class A	808,800	1,535,589
Zhongsheng Group Holdings Ltd.	1,877,500	2,136,994
Zhongtai Securities Co. Ltd., Class A	1,630,400	1,339,506
Zhuzhou CRRC Times Electric Co. Ltd.	1,143,900	3,950,465
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	120,217	787,711
Zijin Mining Group Co. Ltd., Class A	3,037,700	6,828,473
Zijin Mining Group Co. Ltd., Class H	12,540,000	25,225,002
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	980,254	873,728
Security	Shares	Value
China (continued)
ZTE Corp., Class A	556,600	$1,945,439
ZTE Corp., Class H	1,744,400	3,507,732
ZTO Express Cayman Inc., Class A	977,884	21,151,416
		4,209,411,418
Colombia — 0.1%
Bancolombia SA	579,617	5,265,213
Interconexion Electrica SA ESP	1,042,694	4,528,898
		9,794,111
Czech Republic — 0.1%
CEZ AS	366,637	13,995,014
Komercni Banka AS	174,067	5,902,920
Moneta Money Bank AS(b)	725,970	3,493,955
		23,391,889
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	5,208,139	9,327,946
Eastern Co. SAE	3,326,260	1,742,040
Talaat Moustafa Group	1,882,998	2,285,004
		13,354,990
Greece — 0.5%
Alpha Services and Holdings SA	5,116,250	8,745,267
Eurobank Ergasias Services and Holdings SA, Class A	5,877,270	13,400,643
FF Group(d)	246,892	3
Hellenic Telecommunications Organization SA	429,817	6,968,716
Jumbo SA	273,221	6,910,182
Metlen Energy & Metals SA	239,847	9,006,687
National Bank of Greece SA	1,757,523	15,276,923
OPAP SA	427,214	7,385,870
Piraeus Financial Holdings SA	2,371,526	10,230,663
Public Power Corp. SA	482,777	6,200,789
		84,125,743
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	987,795	7,484,991
OTP Bank Nyrt	504,177	25,958,421
Richter Gedeon Nyrt	318,312	9,642,632
		43,086,044
India — 20.3%
ABB India Ltd.	118,902	11,259,127
Adani Enterprises Ltd.	339,671	12,225,515
Adani Green Energy Ltd.(a)	720,723	15,793,771
Adani Ports & Special Economic Zone Ltd.	1,222,179	21,603,270
Adani Power Ltd.(a)	1,745,811	13,158,183
Ambuja Cements Ltd.	1,383,775	10,183,262
APL Apollo Tubes Ltd.	398,200	6,941,787
Apollo Hospitals Enterprise Ltd.	233,926	19,333,778
Ashok Leyland Ltd.	3,372,842	10,310,858
Asian Paints Ltd.	864,559	32,278,221
Astral Ltd.	309,661	7,093,659
AU Small Finance Bank Ltd.(b)	791,510	6,501,377
Aurobindo Pharma Ltd.	609,779	11,407,238
Avenue Supermarts Ltd.(a)(b)	369,119	21,670,883
Axis Bank Ltd.	5,208,908	73,052,412
Bajaj Auto Ltd.	150,140	19,493,529
Bajaj Finance Ltd.	633,357	54,380,042
Bajaj Finserv Ltd.	891,170	18,950,658
Bajaj Holdings & Investment Ltd.	60,532	7,259,876
Balkrishna Industries Ltd.	178,208	6,015,754
Bank of Baroda	2,413,639	7,200,600
Bharat Electronics Ltd.	8,304,367	29,675,361
Bharat Forge Ltd.	585,780	11,079,092
Schedule of Investments
14

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Bharat Heavy Electricals Ltd.	2,420,236	$8,378,489
Bharat Petroleum Corp. Ltd.	3,439,157	14,654,186
Bharti Airtel Ltd.	5,892,324	111,668,671
Bosch Ltd.	15,397	5,947,364
Britannia Industries Ltd.	246,907	17,248,244
Canara Bank	4,179,726	5,565,126
CG Power & Industrial Solutions Ltd.	1,389,110	11,527,156
Cholamandalam Investment and Finance Co. Ltd.	968,357	16,816,120
Cipla Ltd.	1,191,334	23,526,967
Coal India Ltd.	4,252,862	26,603,137
Colgate-Palmolive India Ltd.	307,230	13,334,512
Container Corp. of India Ltd.	566,456	6,517,279
Cummins India Ltd.	315,270	14,095,451
Dabur India Ltd.	1,235,191	9,382,318
Divi's Laboratories Ltd.	269,921	16,406,259
Dixon Technologies India Ltd.	75,261	11,815,897
DLF Ltd.	1,703,356	17,171,575
Dr. Reddy's Laboratories Ltd.	263,764	22,098,271
Eicher Motors Ltd.	307,852	18,218,720
GAIL India Ltd.	5,234,200	14,846,113
GMR Airports Infrastructure Ltd.(a)	5,576,501	6,290,715
Godrej Consumer Products Ltd.	937,282	16,541,190
Godrej Properties Ltd.(a)	294,774	10,233,167
Grasim Industries Ltd.	608,590	19,591,281
Havells India Ltd.	566,369	12,829,531
HCL Technologies Ltd.	2,147,280	44,898,191
HDFC Asset Management Co. Ltd.(b)	213,822	11,272,598
HDFC Bank Ltd.	9,686,983	189,427,947
HDFC Life Insurance Co. Ltd.(b)	2,210,106	19,474,295
Hero MotoCorp Ltd.	272,295	17,730,433
Hindalco Industries Ltd.	3,067,864	25,706,571
Hindustan Aeronautics Ltd., NVS	457,729	25,565,413
Hindustan Petroleum Corp. Ltd.	2,083,911	10,405,813
Hindustan Unilever Ltd.	1,863,000	61,720,227
ICICI Bank Ltd.	11,860,435	173,942,152
ICICI Lombard General Insurance Co. Ltd.(b)	528,551	13,519,341
ICICI Prudential Life Insurance Co. Ltd.(b)	830,011	7,454,741
IDFC First Bank Ltd.(a)	8,117,980	7,149,726
Indian Hotels Co. Ltd., Class A	1,963,960	15,182,203
Indian Oil Corp. Ltd.	6,376,340	13,468,936
Indian Railway Catering & Tourism Corp. Ltd.	560,129	6,233,161
Indus Towers Ltd.(a)	2,633,396	14,402,857
IndusInd Bank Ltd.	674,334	11,461,136
Info Edge India Ltd.	164,182	15,039,572
Infosys Ltd.	7,537,074	174,985,861
InterGlobe Aviation Ltd.(a)(b)	391,752	22,534,826
ITC Ltd.	6,792,603	40,636,765
Jindal Stainless Ltd.	695,950	6,588,192
Jindal Steel & Power Ltd.	813,760	9,407,152
Jio Financial Services Ltd., NVS(a)	6,495,037	24,890,781
JSW Energy Ltd.	756,737	6,415,616
JSW Steel Ltd.	1,383,509	15,520,109
Jubilant Foodworks Ltd.	846,849	6,569,291
Kotak Mahindra Bank Ltd.	2,498,978	53,070,962
Larsen & Toubro Ltd.	1,528,076	67,544,953
LTIMindtree Ltd.(b)	169,643	12,464,046
Lupin Ltd.	515,707	13,783,935
Macrotech Developers Ltd.	651,164	9,732,593
Mahindra & Mahindra Ltd.	2,119,011	70,981,122
Mankind Pharma Ltd.(a)	208,790	6,197,033
Marico Ltd.	1,199,606	9,253,588
Security	Shares	Value
India (continued)
Maruti Suzuki India Ltd.	286,595	$42,438,106
Max Healthcare Institute Ltd.	1,798,080	18,496,558
Mphasis Ltd.	240,122	8,886,229
MRF Ltd.	5,454	8,772,095
Muthoot Finance Ltd.	281,244	6,591,273
Nestle India Ltd., NVS	765,046	22,807,211
NHPC Ltd., NVS	6,630,806	7,591,661
NMDC Ltd.	2,295,920	6,101,564
NTPC Ltd.	9,893,511	49,061,071
Oil & Natural Gas Corp. Ltd.	7,133,073	28,169,759
Oil India Ltd.	1,111,020	9,818,214
Oracle Financial Services Software Ltd.	49,356	6,465,846
Page Industries Ltd.	14,445	7,324,786
PB Fintech Ltd.(a)	654,779	13,812,187
Persistent Systems Ltd., NVS	232,477	14,343,189
Petronet LNG Ltd.	1,738,181	7,619,378
Phoenix Mills Ltd. (The)	227,280	10,221,879
PI Industries Ltd.	172,821	9,271,849
Pidilite Industries Ltd.	349,651	13,033,309
Polycab India Ltd.	118,564	9,637,214
Power Finance Corp. Ltd.	3,371,133	22,097,151
Power Grid Corp. of India Ltd.	10,551,982	42,500,645
Prestige Estates Projects Ltd.	319,433	6,909,175
Punjab National Bank	5,102,211	7,088,345
Rail Vikas Nigam Ltd.	1,186,773	8,594,672
REC Ltd.	2,989,094	22,088,334
Reliance Industries Ltd.	6,914,345	248,772,530
Samvardhana Motherson International Ltd.	6,087,792	14,194,875
SBI Cards & Payment Services Ltd.	648,899	5,596,658
SBI Life Insurance Co. Ltd.(b)	1,024,275	22,589,658
Shree Cement Ltd.	20,944	6,366,390
Shriram Finance Ltd.	644,095	24,652,243
Siemens Ltd.	201,098	16,535,296
Solar Industries India Ltd.	60,269	7,710,903
Sona Blw Precision Forgings Ltd.(b)	956,434	7,797,761
SRF Ltd.	315,278	9,646,751
State Bank of India	4,059,745	39,458,765
Sun Pharmaceutical Industries Ltd.	2,176,524	47,286,467
Sundaram Finance Ltd.	132,059	7,945,531
Supreme Industries Ltd.	145,971	9,202,041
Suzlon Energy Ltd.(a)	21,644,170	19,585,624
Tata Communications Ltd.	271,339	6,347,239
Tata Consultancy Services Ltd.	2,047,258	111,221,379
Tata Consumer Products Ltd.	1,328,549	19,018,862
Tata Elxsi Ltd.	78,784	7,517,060
Tata Motors Ltd.	3,756,538	49,793,409
Tata Motors Ltd., NVS	760,068	10,071,413
Tata Power Co. Ltd. (The)	3,263,860	16,911,870
Tata Steel Ltd.	17,012,041	31,016,306
Tech Mahindra Ltd.	1,222,155	23,888,839
Thermax Ltd.	85,608	4,458,395
Titan Co. Ltd.	803,392	34,158,620
Torrent Pharmaceuticals Ltd.	234,566	9,748,780
Torrent Power Ltd.	359,019	7,465,885
Trent Ltd.	411,099	35,041,941
Tube Investments of India Ltd.	248,163	11,933,632
TVS Motor Co. Ltd.	537,900	18,041,740
UltraTech Cement Ltd.	262,240	35,357,160
Union Bank of India Ltd.	3,442,553	4,989,890
United Spirits Ltd.	679,005	11,935,699
UPL Ltd.	1,051,007	7,494,584
Varun Beverages Ltd.	1,030,148	18,433,466
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Vedanta Ltd.	3,094,142	$17,264,401
Vodafone Idea Ltd.(a)	54,090,434	10,086,584
Wipro Ltd.	2,928,400	18,807,787
Yes Bank Ltd.(a)	32,492,857	9,164,633
Zomato Ltd.(a)	15,006,500	44,778,525
Zydus Lifesciences Ltd.	572,739	7,704,724
		3,592,544,146
Indonesia — 1.7%
Adaro Energy Indonesia Tbk PT	33,510,700	7,716,993
Amman Mineral Internasional PT(a)	14,712,800	10,158,231
Astra International Tbk PT	46,653,900	15,386,266
Bank Central Asia Tbk PT	124,954,200	83,477,976
Bank Mandiri Persero Tbk PT	84,480,700	39,038,195
Bank Negara Indonesia Persero Tbk PT	34,860,252	12,062,484
Bank Rakyat Indonesia Persero Tbk PT	154,872,308	51,565,651
Barito Pacific Tbk PT	66,008,987	4,882,399
Chandra Asri Pacific Tbk PT	17,757,400	11,461,020
Charoen Pokphand Indonesia Tbk PT	17,222,145	5,415,699
GoTo Gojek Tokopedia Tbk PT(a)	2,055,236,366	6,917,981
Indah Kiat Pulp & Paper Tbk PT	5,743,300	3,011,307
Indofood CBP Sukses Makmur Tbk PT	5,496,500	4,081,031
Indofood Sukses Makmur Tbk PT	9,955,600	4,412,543
Kalbe Farma Tbk PT	48,159,415	5,141,575
Merdeka Copper Gold Tbk PT(a)	23,325,763	3,547,308
Sumber Alfaria Trijaya Tbk PT	42,958,600	8,060,818
Telkom Indonesia Persero Tbk PT	113,642,700	22,411,243
Unilever Indonesia Tbk PT	18,010,000	2,642,670
United Tractors Tbk PT	3,496,953	6,124,856
		307,516,246
Kuwait — 0.7%
Boubyan Bank KSCP	3,361,679	6,480,130
Gulf Bank KSCP	4,670,087	4,855,592
Kuwait Finance House KSCP	23,254,010	55,426,836
Mabanee Co. KPSC	1,627,976	4,568,449
Mobile Telecommunications Co. KSCP	4,283,524	6,555,046
National Bank of Kuwait SAKP	17,662,131	50,776,070
		128,662,123
Malaysia — 1.6%
AMMB Holdings Bhd	4,887,775	5,885,192
Axiata Group Bhd	6,500,000	3,830,690
CELCOMDIGI Bhd	8,369,500	7,498,360
CIMB Group Holdings Bhd	15,420,400	29,320,936
Gamuda Bhd(c)	4,345,000	7,540,057
Genting Bhd	4,866,500	4,862,489
Genting Malaysia Bhd(c)	6,762,300	3,946,098
Hong Leong Bank Bhd	1,523,200	7,485,726
IHH Healthcare Bhd	4,805,100	6,970,035
Inari Amertron Bhd(c)	6,246,800	4,560,112
IOI Corp. Bhd	5,952,720	5,540,329
Kuala Lumpur Kepong Bhd(c)	1,184,700	5,960,103
Malayan Banking Bhd	12,258,300	30,581,669
Malaysia Airports Holdings Bhd	1,959,500	4,759,919
Maxis Bhd	5,538,500	4,948,486
MISC Bhd	3,021,500	5,864,751
MR DIY Group M Bhd(b)	7,242,200	3,447,530
Nestle Malaysia Bhd	181,800	4,464,272
Petronas Chemicals Group Bhd(c)	6,504,700	8,744,636
Petronas Dagangan Bhd(c)	717,200	3,497,646
Petronas Gas Bhd	1,869,400	7,905,756
PPB Group Bhd	1,514,460	5,113,578
Press Metal Aluminium Holdings Bhd	8,669,200	9,985,127
Security	Shares	Value
Malaysia (continued)
Public Bank Bhd	33,508,550	$37,371,278
QL Resources Bhd	2,578,200	3,878,035
RHB Bank Bhd	3,409,025	4,837,702
SD Guthrie Bhd	4,978,073	5,274,004
Sime Darby Bhd	6,306,873	3,623,047
Sunway Bhd	5,182,900	4,916,111
Telekom Malaysia Bhd	2,871,200	4,490,944
Tenaga Nasional Bhd	5,868,150	19,890,270
YTL Corp. Bhd	7,662,600	5,162,070
YTL Power International Bhd	5,656,500	5,099,030
		277,255,988
Mexico — 2.0%
Alfa SAB de CV, Class A	7,307,847	4,248,694
America Movil SAB de CV, Series B	41,454,450	34,309,889
Arca Continental SAB de CV	1,139,636	10,204,745
Banco del Bajio SA(b)	1,870,800	4,680,265
Cemex SAB de CV, NVS	33,948,015	20,633,319
Coca-Cola Femsa SAB de CV	1,204,969	10,122,859
Fibra Uno Administracion SA de CV	6,789,481	7,994,621
Fomento Economico Mexicano SAB de CV	4,133,572	42,281,787
Gruma SAB de CV, Class B	416,651	7,646,403
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	677,354	5,422,822
Grupo Aeroportuario del Pacifico SAB de CV, Class B	891,175	15,782,023
Grupo Aeroportuario del Sureste SAB de CV, Class B	403,517	10,817,413
Grupo Bimbo SAB de CV, Series A	3,077,346	11,011,365
Grupo Carso SAB de CV, Series A1	1,337,241	8,029,862
Grupo Comercial Chedraui SA de CV	655,619	4,968,846
Grupo Financiero Banorte SAB de CV, Class O	5,897,812	40,790,635
Grupo Financiero Inbursa SAB de CV, Class O(a)	4,255,349	10,114,266
Grupo Mexico SAB de CV, Series B	7,023,988	35,943,360
Industrias Penoles SAB de CV(a)	470,608	5,647,511
Kimberly-Clark de Mexico SAB de CV, Class A	3,440,863	5,624,047
Operadora De Sites Mexicanos SAB de CV(c)	3,017,021	2,500,110
Orbia Advance Corp. SAB de CV	2,282,134	2,439,236
Prologis Property Mexico SA de CV	2,325,969	7,408,662
Promotora y Operadora de Infraestructura SAB de CV	434,505	4,037,002
Wal-Mart de Mexico SAB de CV	11,650,000	37,131,168
		349,790,910
Peru — 0.3%
Cia. de Minas Buenaventura SAA, Class A, ADR	381,366	4,728,938
Credicorp Ltd.	152,302	27,163,062
Southern Copper Corp.	191,063	19,434,928
		51,326,928
Philippines — 0.6%
Ayala Corp.	579,206	6,250,032
Ayala Land Inc.	15,714,900	9,875,397
Bank of the Philippine Islands	4,331,888	9,642,207
BDO Unibank Inc.	5,529,553	15,058,595
International Container Terminal Services Inc.	2,313,630	16,325,204
JG Summit Holdings Inc.	6,628,593	2,774,211
Jollibee Foods Corp.	1,046,819	4,848,759
Manila Electric Co.	562,560	4,260,027
Metropolitan Bank & Trust Co.	4,339,835	5,691,281
PLDT Inc.	176,508	4,715,263
SM Investments Corp.	528,802	8,348,854
SM Prime Holdings Inc.	23,610,525	13,019,794
Schedule of Investments
16

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
Universal Robina Corp.	2,034,310	$3,300,747
		104,110,371
Poland — 0.9%
Alior Bank SA	208,068	5,496,257
Allegro.eu SA (a)(b)(c)	1,307,877	12,883,163
Bank Polska Kasa Opieki SA	414,347	16,974,693
Budimex SA	30,451	4,733,047
CD Projekt SA	142,569	6,738,872
Dino Polska SA(a)(b)(c)	109,582	9,110,571
KGHM Polska Miedz SA	324,195	11,635,709
LPP SA	2,522	9,591,864
mBank SA(a)	34,597	5,723,418
ORLEN SA	1,307,842	21,766,717
PGE Polska Grupa Energetyczna SA(a)	2,066,448	3,613,765
Powszechna Kasa Oszczednosci Bank Polski SA	1,974,821	29,574,343
Powszechny Zaklad Ubezpieczen SA	1,331,365	16,031,355
Santander Bank Polska SA	81,970	11,034,239
		164,908,013
Qatar — 0.8%
Barwa Real Estate Co.	4,811,077	3,687,023
Commercial Bank PSQC (The)	7,515,207	8,422,392
Dukhan Bank	4,611,529	4,820,281
Industries Qatar QSC	3,378,524	11,971,922
Masraf Al Rayan QSC	13,383,607	8,465,196
Mesaieed Petrochemical Holding Co.	12,045,290	5,464,398
Ooredoo QPSC	1,879,628	5,682,716
Qatar Electricity & Water Co. QSC	1,026,983	4,423,493
Qatar Fuel QSC	1,583,814	6,322,221
Qatar Gas Transport Co. Ltd.	6,067,710	7,505,947
Qatar International Islamic Bank QSC	2,214,701	6,619,823
Qatar Islamic Bank QPSC	4,053,750	21,794,691
Qatar National Bank QPSC	10,474,571	45,616,487
		140,796,590
Russia — 0.0%
Alrosa PJSC(a)(d)	9,805,890	1,082
Gazprom PJSC(a)(d)	43,696,315	4,820
GMK Norilskiy Nickel PAO(a)(d)	23,375,700	26
Inter RAO UES PJSC(a)(d)	121,651,300	13,420
LUKOIL PJSC(a)(d)	1,533,792	169
Mobile TeleSystems PJSC(a)(d)	3,162,662	349
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	582
Novatek PJSC(a)(d)	3,371,230	372
Novolipetsk Steel PJSC(a)(d)	5,629,360	621
Ozon Holdings PLC, ADR(a)(d)	197,078	22
PhosAgro PJSC(a)(d)	174,249	19
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	3,367	34
Polyus PJSC(a)(d)	126,490	14
Rosneft Oil Co. PJSC(a)(d)	4,281,715	472
Sberbank of Russia PJSC(a)(d)	39,606,181	4,369
Severstal PAO(a)(d)	805,849	89
Surgutneftegas PJSC(a)(d)	26,192,370	2,889
Tatneft PJSC(a)(d)	5,175,395	571
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	49
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,261
VK Co. Ltd.(a)(d)(e)	404,870	45
VTB Bank PJSC(a)(d)	2,356,794	—
X5 Retail Group NV, GDR(a)(d)(e)	424,766	47
Yandex NV(a)(d)	1,127,576	124
		31,446
Security	Shares	Value
Saudi Arabia — 4.0%
ACWA Power Co.	332,742	$37,347,687
Ades Holding Co.(a)	782,367	4,269,807
Advanced Petrochemical Co.(a)	312,540	3,152,385
Al Rajhi Bank	4,445,793	104,692,785
Al Rajhi Co. for Co-operative Insurance(a)	91,070	4,927,073
Alinma Bank	2,740,424	22,850,195
Almarai Co. JSC	555,424	8,048,370
Arab National Bank	2,113,514	10,890,005
Arabian Internet & Communications Services Co.	52,671	4,085,201
Bank AlBilad	1,419,864	14,606,997
Bank Al-Jazira(a)	1,156,066	5,450,496
Banque Saudi Fransi	1,369,875	12,478,385
Bupa Arabia for Cooperative Insurance Co.	190,547	11,800,651
Co. for Cooperative Insurance (The)	167,057	7,053,212
Dallah Healthcare Co.	82,142	3,462,896
Dar Al Arkan Real Estate Development Co.(a)	1,235,065	4,829,278
Dr Sulaiman Al Habib Medical Services Group Co.	199,368	16,257,157
Elm Co.	53,355	14,257,729
Etihad Etisalat Co.	871,967	11,743,072
Jarir Marketing Co.	1,339,400	4,564,382
Mobile Telecommunications Co. Saudi Arabia	1,028,764	3,064,963
Mouwasat Medical Services Co.	228,907	6,331,122
Nahdi Medical Co.	91,526	3,248,058
Power & Water Utility Co. for Jubail & Yanbu	178,845	2,976,451
Riyad Bank	3,381,321	23,293,795
SABIC Agri-Nutrients Co.	521,406	16,216,331
Sahara International Petrochemical Co.	830,276	6,392,196
SAL Saudi Logistics Services	53,190	4,265,910
Saudi Arabian Mining Co.(a)	2,933,617	33,237,139
Saudi Arabian Oil Co.(b)	10,020,165	74,662,931
Saudi Aramco Base Oil Co.	120,717	4,257,487
Saudi Awwal Bank	2,312,121	21,517,988
Saudi Basic Industries Corp.	2,024,227	40,348,606
Saudi Electricity Co.	1,924,031	9,003,756
Saudi Industrial Investment Group	863,233	4,483,918
Saudi Investment Bank (The)	1,429,452	4,825,582
Saudi Kayan Petrochemical Co.(a)	1,742,605	4,004,402
Saudi National Bank (The)	6,681,932	62,657,838
Saudi Research & Media Group(a)	85,084	5,945,071
Saudi Tadawul Group Holding Co.	108,971	7,157,036
Saudi Telecom Co.	4,426,342	50,740,510
Savola Group (The)(a)	601,847	4,271,429
Yanbu National Petrochemical Co.	612,983	6,579,055
		706,249,337
South Africa — 3.1%
Absa Group Ltd.	1,940,283	19,138,648
Anglo American Platinum Ltd.	153,374	5,295,862
Anglogold Ashanti PLC, NVS	954,091	28,238,068
Aspen Pharmacare Holdings Ltd.	881,950	11,871,790
Bid Corp. Ltd.	766,660	19,313,618
Bidvest Group Ltd. (The)	751,607	12,230,101
Capitec Bank Holdings Ltd.	196,800	32,143,073
Clicks Group Ltd.	557,826	11,692,014
Discovery Ltd.	1,249,293	10,691,624
Exxaro Resources Ltd.	570,757	5,113,153
FirstRand Ltd.	11,362,826	54,636,776
Gold Fields Ltd.	2,033,503	28,188,984
Harmony Gold Mining Co. Ltd.	1,281,115	12,548,276
Impala Platinum Holdings Ltd.	2,103,230	9,058,137
Kumba Iron Ore Ltd.	141,979	2,810,314
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
MTN Group Ltd.	3,884,742	$19,350,402
Naspers Ltd., Class N	404,634	83,468,706
Nedbank Group Ltd.	1,045,287	17,303,089
NEPI Rockcastle NV	1,275,483	10,401,381
Northam Platinum Holdings Ltd.	833,136	4,926,735
Old Mutual Ltd.	10,936,857	7,913,368
OUTsurance Group Ltd., NVS	1,887,845	5,054,019
Pepkor Holdings Ltd.(b)	5,153,316	6,354,823
Reinet Investments SCA	320,275	8,591,624
Remgro Ltd.	1,140,544	9,244,620
Sanlam Ltd.	4,077,703	20,330,479
Sasol Ltd.	1,323,423	10,161,890
Shoprite Holdings Ltd.	1,140,147	19,755,446
Sibanye Stillwater Ltd.	6,524,251	6,234,779
Standard Bank Group Ltd.	3,047,838	40,938,285
Vodacom Group Ltd.	1,438,432	8,889,186
Woolworths Holdings Ltd./South Africa	2,191,954	7,949,618
		549,838,888
South Korea — 10.9%
Alteogen Inc.(a)	90,773	21,663,433
Amorepacific Corp.	67,321	6,254,295
Celltrion Inc.	344,011	52,334,245
Celltrion Pharm Inc.(a)(c)	43,679	2,261,348
CJ CheilJedang Corp.	19,170	4,627,935
CosmoAM&T Co. Ltd.(a)	56,553	4,562,625
Coway Co. Ltd.	131,421	6,616,554
DB Insurance Co. Ltd.	107,005	9,314,383
Doosan Bobcat Inc.	129,375	3,861,075
Doosan Enerbility Co. Ltd.(a)	1,015,179	13,779,851
Ecopro BM Co. Ltd.(a)(c)	111,262	14,047,515
Ecopro Co. Ltd.(a)(c)	227,367	14,602,898
Ecopro Materials Co. Ltd.(a)	37,716	2,578,592
Enchem Co. Ltd.(a)	28,814	4,148,083
GS Holdings Corp.	105,591	3,570,381
Hana Financial Group Inc.	665,411	30,891,536
Hanjin Kal Corp.	61,692	3,161,372
Hankook Tire & Technology Co. Ltd.	173,596	5,650,852
Hanmi Pharm Co. Ltd.	16,500	3,901,146
Hanmi Semiconductor Co. Ltd.	96,842	8,368,547
Hanwha Aerospace Co. Ltd.	81,763	17,792,052
Hanwha Ocean Co. Ltd.(a)	210,381	5,445,874
Hanwha Solutions Corp.	245,346	4,775,149
HD Hyundai Co. Ltd.	101,371	6,144,942
HD Hyundai Electric Co. Ltd.	50,692	11,605,049
HD Hyundai Heavy Industries Co. Ltd.(a)	51,158	7,429,310
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	96,319	13,820,831
HLB Inc.(a)	268,146	17,995,273
HMM Co. Ltd.	555,915	7,086,888
HYBE Co. Ltd.(c)	48,060	6,653,475
Hyundai Engineering & Construction Co. Ltd.	182,318	4,375,927
Hyundai Glovis Co. Ltd.	86,122	7,239,869
Hyundai Mobis Co. Ltd.	135,809	22,160,068
Hyundai Motor Co.	307,299	58,946,151
Hyundai Steel Co.	206,617	3,937,026
Industrial Bank of Korea	630,713	6,525,402
Kakao Corp.	702,871	19,650,568
KakaoBank Corp.(c)	386,048	6,410,756
KB Financial Group Inc.	870,613	56,141,447
Kia Corp.	562,639	44,701,012
Korea Aerospace Industries Ltd.(c)	172,426	7,016,417
Korea Electric Power Corp.(a)	579,262	9,414,395
Security	Shares	Value
South Korea (continued)
Korea Investment Holdings Co. Ltd.	101,372	$5,533,378
Korea Zinc Co. Ltd.	18,851	7,549,019
Korean Air Lines Co. Ltd.	420,001	6,935,939
Krafton Inc.(a)	64,752	15,846,706
KT Corp.	71,639	2,076,064
KT&G Corp.	240,412	19,511,644
Kum Yang Co. Ltd.(a)	86,233	3,004,240
Kumho Petrochemical Co. Ltd.(c)	38,555	3,953,856
L&F Co. Ltd.(a)	59,400	4,191,543
LG Chem Ltd.	111,858	26,985,692
LG Corp.	218,367	12,966,242
LG Display Co. Ltd.(a)(c)	703,167	5,942,308
LG Electronics Inc.	241,672	18,019,372
LG Energy Solution Ltd.(a)(c)	105,573	30,750,981
LG H&H Co. Ltd.	21,479	5,702,883
LG Innotek Co. Ltd.	31,097	6,486,420
LG Uplus Corp.	443,490	3,237,261
Lotte Chemical Corp.	44,047	2,734,119
LS Electric Co. Ltd.	34,151	4,285,367
Meritz Financial Group Inc.	214,754	14,660,492
Mirae Asset Securities Co. Ltd.	568,565	3,564,869
NAVER Corp.	294,054	37,303,765
NCSoft Corp.	32,817	4,616,391
Netmarble Corp.(a)(b)	57,764	2,636,005
NH Investment & Securities Co. Ltd.	330,081	3,374,310
Orion Corp./Republic of Korea	54,153	3,729,876
Posco DX Co. Ltd.(c)	123,994	2,481,377
POSCO Future M Co. Ltd.(c)	70,450	11,376,059
POSCO Holdings Inc.	163,500	41,756,565
Posco International Corp.(c)	120,743	5,114,054
Samsung Biologics Co. Ltd.(a)(b)	40,010	29,340,119
Samsung C&T Corp.(c)	193,444	21,407,232
Samsung E&A Co. Ltd.(a)	360,874	6,871,167
Samsung Electro-Mechanics Co. Ltd.	125,107	13,398,418
Samsung Electronics Co. Ltd.	10,845,344	602,332,092
Samsung Fire & Marine Insurance Co. Ltd.	70,032	18,192,309
Samsung Heavy Industries Co. Ltd.(a)	1,526,796	12,036,208
Samsung Life Insurance Co. Ltd.	182,621	13,339,109
Samsung SDI Co. Ltd.	124,760	33,204,367
Samsung SDS Co. Ltd.	96,685	10,914,957
Shinhan Financial Group Co. Ltd.	984,992	41,693,944
SK Biopharmaceuticals Co. Ltd.(a)(c)	71,745	6,186,700
SK Bioscience Co. Ltd.(a)	60,603	2,523,064
SK Hynix Inc.	1,241,320	162,664,707
SK IE Technology Co. Ltd.(a)(b)	914	22,568
SK Inc.	84,590	9,084,481
SK Innovation Co. Ltd.(a)	142,854	11,811,693
SK Square Co. Ltd.(a)	215,853	12,704,458
SK Telecom Co. Ltd.	122,176	5,041,641
SKC Co. Ltd.(a)	44,099	4,276,803
S-Oil Corp.	102,546	4,798,442
Woori Financial Group Inc.	1,382,687	16,557,079
Yuhan Corp.	128,261	13,555,728
		1,929,748,630
Taiwan — 18.5%
Accton Technology Corp.	1,146,000	18,247,591
Acer Inc.(c)	6,593,121	9,042,224
Advantech Co. Ltd.(c)	1,075,213	11,760,577
Airtac International Group	317,526	8,588,667
Alchip Technologies Ltd.(c)	176,000	14,650,486
ASE Technology Holding Co. Ltd.	7,474,110	35,865,838
Asia Cement Corp.(c)	5,237,077	7,379,414
Schedule of Investments
18

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Asia Vital Components Co. Ltd.(c)	740,000	$14,006,355
Asustek Computer Inc.	1,602,968	26,885,128
AUO Corp.(c)	14,906,200	7,664,677
Catcher Technology Co. Ltd.	1,379,210	10,187,002
Cathay Financial Holding Co. Ltd.	21,657,000	43,054,043
Chailease Holding Co. Ltd.(c)	3,362,022	15,312,330
Chang Hwa Commercial Bank Ltd.	13,275,696	7,328,627
Cheng Shin Rubber Industry Co. Ltd.	4,055,128	6,301,077
China Airlines Ltd.(c)	6,598,000	4,252,172
China Steel Corp.(c)	26,772,313	18,633,102
Chunghwa Telecom Co. Ltd.	8,623,410	33,429,235
Compal Electronics Inc.	9,531,908	9,916,831
CTBC Financial Holding Co. Ltd.(c)	35,679,772	36,448,161
Delta Electronics Inc.	4,420,000	55,103,136
E Ink Holdings Inc.(c)	1,950,000	18,631,794
E.Sun Financial Holding Co. Ltd.	32,661,610	28,793,797
Eclat Textile Co. Ltd.	435,427	7,291,721
eMemory Technology Inc.(c)	144,000	11,888,535
Eva Airways Corp.(c)	5,827,000	6,446,161
Evergreen Marine Corp. Taiwan Ltd.(c)	2,345,324	13,794,112
Far Eastern New Century Corp.	6,706,038	7,580,030
Far EasTone Telecommunications Co. Ltd.	4,008,000	11,344,292
Feng TAY Enterprise Co. Ltd.(c)	1,112,593	5,074,456
First Financial Holding Co. Ltd.(c)	25,460,821	21,712,765
Formosa Chemicals & Fibre Corp.(c)	7,988,090	10,945,012
Formosa Plastics Corp.(c)	8,629,280	13,922,237
Fortune Electric Co. Ltd.(c)	325,900	6,810,737
Fubon Financial Holding Co. Ltd.(c)	17,715,073	50,854,635
Gigabyte Technology Co. Ltd.(c)	1,158,000	9,495,375
Global Unichip Corp.	198,000	6,914,904
Globalwafers Co. Ltd.(c)	597,000	9,047,701
Hon Hai Precision Industry Co. Ltd.(c)	28,338,873	163,592,757
Hotai Motor Co. Ltd.(c)	738,380	15,198,719
Hua Nan Financial Holdings Co. Ltd.	20,475,521	16,337,444
Innolux Corp.	17,282,809	8,543,276
Inventec Corp.(c)	6,057,281	8,661,660
KGI Financial Holding Co. Ltd.	36,427,588	18,349,859
Largan Precision Co. Ltd.	227,000	22,137,315
Lite-On Technology Corp.(c)	4,793,246	16,081,213
MediaTek Inc.	3,453,338	134,047,687
Mega Financial Holding Co. Ltd.	26,920,623	32,837,246
Micro-Star International Co. Ltd.(c)	1,635,000	9,395,084
Nan Ya Plastics Corp.(c)	11,695,160	16,582,732
Nanya Technology Corp.(a)(c)	2,812,000	4,636,754
Nien Made Enterprise Co. Ltd.	400,000	5,854,029
Novatek Microelectronics Corp.(c)	1,311,000	22,142,876
Pegatron Corp.	4,538,414	14,573,527
PharmaEssentia Corp.(a)(c)	543,000	11,830,539
Pou Chen Corp.	4,959,220	5,391,870
President Chain Store Corp.	1,307,000	11,490,322
Quanta Computer Inc.(c)	6,141,000	51,590,335
Realtek Semiconductor Corp.	1,105,637	18,517,329
Ruentex Development Co. Ltd.	3,641,916	5,604,926
Shanghai Commercial & Savings Bank Ltd. (The)	8,901,229	11,209,567
Shin Kong Financial Holding Co. Ltd.(a)(c)	32,260,316	12,992,782
Silergy Corp.	744,000	10,989,313
SinoPac Financial Holdings Co. Ltd.	24,406,884	18,347,159
Synnex Technology International Corp.	2,850,834	6,418,360
Taishin Financial Holding Co. Ltd.	26,569,303	15,364,765
Taiwan Business Bank	15,904,760	7,857,370
Taiwan Cooperative Financial Holding Co. Ltd.	24,585,090	19,915,068
Security	Shares	Value
Taiwan (continued)
Taiwan High Speed Rail Corp.(c)	4,647,000	$4,341,170
Taiwan Mobile Co. Ltd.	4,139,600	14,508,927
Taiwan Semiconductor Manufacturing Co. Ltd.	56,020,000	1,658,492,417
TCC Group Holdings Co. Ltd.(c)	15,406,748	15,871,110
Unimicron Technology Corp.	3,114,000	15,979,946
Uni-President Enterprises Corp.	10,956,839	28,232,902
United Microelectronics Corp.(c)	25,580,000	44,454,537
Vanguard International Semiconductor Corp.(c)	2,045,000	7,870,923
Voltronic Power Technology Corp.(c)	149,000	9,287,700
Walsin Lihwa Corp.(c)	6,557,406	7,216,255
Wan Hai Lines Ltd.(c)	1,562,090	4,052,758
Winbond Electronics Corp.(c)	7,548,033	5,678,229
Wistron Corp.(c)	6,251,000	19,912,387
Wiwynn Corp.	218,000	13,006,825
WPG Holdings Ltd.(c)	3,632,449	9,237,619
Yageo Corp.(c)	917,680	18,889,809
Yang Ming Marine Transport Corp.	3,977,000	8,027,010
Yuanta Financial Holding Co. Ltd.	23,490,344	23,445,502
Zhen Ding Technology Holding Ltd.(c)	1,509,075	6,392,243
		3,265,995,089
Thailand — 1.4%
Advanced Info Service PCL, NVDR	2,644,700	19,289,705
Airports of Thailand PCL, NVDR(c)	9,395,400	16,567,127
Asset World Corp. PCL, NVDR	6,743,800	659,055
Bangkok Dusit Medical Services PCL, NVDR	25,537,500	20,892,371
Bangkok Expressway & Metro PCL, NVDR(c)	17,856,000	4,039,067
Bumrungrad Hospital PCL, NVDR	1,245,800	8,996,214
Central Pattana PCL, NVDR	4,715,900	8,270,715
Central Retail Corp. PCL, NVDR(c)	4,238,534	3,682,989
Charoen Pokphand Foods PCL, NVDR	8,645,100	6,264,760
CP ALL PCL, NVDR	12,959,100	23,101,685
CP Axtra PCL, NVDR	4,955,200	4,531,102
Delta Electronics Thailand PCL, NVDR(c)	7,051,300	22,186,538
Gulf Energy Development PCL, NVDR(c)	6,630,800	9,919,396
Home Product Center PCL, NVDR	14,406,214	3,842,233
Intouch Holdings PCL, NVDR	2,147,225	5,229,229
Kasikornbank PCL, NVDR	1,337,600	5,650,874
Krung Thai Bank PCL, NVDR	8,053,900	4,347,377
Krungthai Card PCL, NVDR(c)	2,447,100	3,011,463
Minor International PCL, NVDR(c)	7,544,620	6,006,669
PTT Exploration & Production PCL, NVDR	3,083,339	12,895,888
PTT Global Chemical PCL, NVDR	5,250,430	3,868,486
PTT Oil & Retail Business PCL, NVDR(c)	6,969,200	3,186,777
PTT PCL, NVDR	22,663,400	22,408,758
SCB X PCL, NVDR	1,951,600	6,167,324
SCG Packaging PCL, NVDR(c)	2,936,700	2,108,925
Siam Cement PCL (The), NVDR	1,792,500	12,172,010
Thai Oil PCL, NVDR(c)	2,843,300	4,454,336
TMBThanachart Bank PCL, NVDR(c)	56,644,900	3,093,715
True Corp. PCL, NVDR(a)	24,048,720	7,323,601
		254,168,389
Turkey — 0.7%
Akbank TAS	7,086,492	12,125,572
Anadolu Efes Biracilik Ve Malt Sanayii A/S	477,783	3,121,738
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,188,670	5,458,003
BIM Birlesik Magazalar A/S	1,034,039	16,376,960
Coca-Cola Icecek A/S	1,942,545	3,472,088
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS	3,194,997	4,532,934
Ford Otomotiv Sanayi AS	165,944	4,695,058
Haci Omer Sabanci Holding AS	2,371,369	6,123,797
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
KOC Holding AS	1,688,976	$9,234,798
Pegasus Hava Tasimaciligi AS(a)	517,808	3,450,867
Sasa Polyester Sanayi AS(a)	24,450,184	3,530,609
Tofas Turk Otomobil Fabrikasi AS	283,787	2,031,442
Turk Hava Yollari AO(a)	1,214,309	10,706,885
Turkcell Iletisim Hizmetleri AS	2,771,849	8,002,534
Turkiye Is Bankasi AS, Class C	20,207,641	7,844,154
Turkiye Petrol Rafinerileri AS	2,179,236	10,783,611
Turkiye Sise ve Cam Fabrikalari AS	3,131,500	3,984,070
Yapi ve Kredi Bankasi A/S	7,799,952	7,146,485
		122,621,607
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	6,753,185	16,106,811
Abu Dhabi Islamic Bank PJSC	3,391,052	11,651,735
Abu Dhabi National Oil Co. for Distribution PJSC	6,997,408	6,959,499
ADNOC Drilling Co. PJSC	7,285,640	8,728,049
Aldar Properties PJSC	8,754,214	17,500,772
Americana Restaurants International PLC - Foreign Co.	6,354,625	5,020,333
Dubai Islamic Bank PJSC	6,703,054	11,267,358
Emaar Properties PJSC	15,033,488	34,557,392
Emirates NBD Bank PJSC	4,306,555	23,098,992
Emirates Telecommunications Group Co. PJSC	7,879,337	38,915,603
First Abu Dhabi Bank PJSC	10,129,811	36,957,531
Multiply Group PJSC(a)	7,847,162	4,553,465
		215,317,540
Total Common Stocks — 97.8% (Cost: $14,988,155,493)		17,299,682,513
Preferred Stocks
Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	12,166,079	33,761,385
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	574,936	4,706,846
Cia Energetica de Minas Gerais, Preference Shares, NVS	4,153,053	8,569,984
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,464,804	4,561,415
Gerdau SA, Preference Shares, NVS	3,250,935	10,555,826
Itau Unibanco Holding SA, Preference Shares, NVS	10,913,854	71,068,487
Itausa SA, Preference Shares, NVS	12,476,235	24,262,021
Petroleo Brasileiro SA, Preference Shares, NVS	10,165,636	71,012,179
		228,498,143
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	331,399	12,911,838
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,049,112	8,727,126
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	25,014,400	2,760
Security	Shares	Value
South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	51,324	$6,991,699
Series 2, Preference Shares, NVS	82,434	11,443,511
LG Chem Ltd., Preference Shares, NVS	18,687	3,040,481
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,867,240	83,897,525
		105,373,216
Total Preferred Stocks — 2.0% (Cost: $202,110,910)		355,513,083
Rights
Brazil — 0.0%
Equatorial Energia SA, (Expires 09/30/24, Strike Price BRL 32.5)(a)	157,508	53,099
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	255,006	1
Saudi Arabia — 0.0%
Savola Group (The), (Expires 09/20/24, Strike Price SAR 10)(a)	676,257	2,868,947
Total Rights — 0.0% (Cost: $2,097,363)		2,922,047
Total Long-Term Investments — 99.8% (Cost: $15,192,363,766)		17,658,117,643
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	417,690,737	417,941,352
Total Short-Term Securities — 2.4% (Cost: $417,556,099)		417,941,352
Total Investments — 102.2% (Cost: $15,609,919,865)		18,076,058,995
Liabilities in Excess of Other Assets — (2.2)%		(391,928,563)
Net Assets — 100.0%		$17,684,130,432

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
20

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$706,808,674	$—	$(289,053,469)(a)	$159,355	$26,792	$417,941,352	417,690,737	$7,203,360 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	3,258,911	—
				$159,355	$26,792	$417,941,352		$10,462,271	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	496	09/20/24	$27,280	$344,676
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$344,676	$—	$—	$—	$344,676

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,017,176	$—	$—	$—	$1,017,176
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$437,980	$—	$—	$—	$437,980
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$41,605,654
21
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,359,562,232	$14,939,284,494	$835,787	$17,299,682,513
Preferred Stocks	250,137,107	105,373,216	2,760	355,513,083
Rights	2,922,046	1	—	2,922,047
Short-Term Securities
Money Market Funds	417,941,352	—	—	417,941,352
	$3,030,562,737	$15,044,657,711	$838,547	$18,076,058,995
Derivative Financial Instruments(a)
Assets
Equity Contracts	$344,676	$—	$—	$344,676

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
22

Statements of Assets and Liabilities
August 31, 2024

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$—	$17,658,117,643
Investments, at value—affiliated(c)	163,431,431	417,941,352
Cash	—	109,576,170
Cash pledged:
Collateral — OTC derivatives	1,440,000	—
Futures contracts	—	585,000
Foreign currency, at value(d)	—	90,470,594
Receivables:
Investments sold	1,767,732	349,831,115
Securities lending income—affiliated	—	506,015
Dividends—unaffiliated	—	28,065,612
Dividends—affiliated	216	458,130
From custodian	—	146,396,965
Tax reclaims	—	435,607
Variation margin on futures contracts	—	18,696
Unrealized appreciation on forward foreign currency exchange contracts	399,709	—
Total assets	167,039,088	18,802,402,899
LIABILITIES
Bank overdraft	1,353,346	—
Bank borrowings	—	150,053,583
Collateral on securities loaned, at value	—	417,115,099
Payables:
Investments purchased	—	379,365,716
Deferred foreign capital gain tax	—	158,250,709
Foreign taxes	—	2,369,959
Investment advisory fees	—	10,812,422
Professional fees	—	304,979
Unrealized depreciation on forward foreign currency exchange contracts	2,041,113	—
Total liabilities	3,394,459	1,118,272,467
Commitments and contingent liabilities
NET ASSETS	$163,644,629	$17,684,130,432
NET ASSETS CONSIST OF
Paid-in capital	$175,297,224	$28,014,530,360
Accumulated loss	(11,652,595)	(10,330,399,928)
NET ASSETS	$163,644,629	$17,684,130,432
NET ASSET VALUE
Shares outstanding	6,030,000	407,250,000
Net asset value	$27.14	$43.42
Shares authorized	250 million	5 billion
Par value	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$—	$15,192,363,766
(b) Securities loaned, at value	$—	$391,349,856
(c) Investments, at cost—affiliated	$165,870,635	$417,556,099
(d) Foreign currency, at cost	$—	$90,536,206
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Statements of Operations
Year Ended August 31, 2024

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$546,601,713
Dividends—affiliated	3,536,987	3,258,911
Interest—unaffiliated	—	395
Securities lending income—affiliated—net(a)	31,260	7,203,360
Other income—unaffiliated	—	5,449,679
Foreign taxes withheld	—	(59,355,801)
Foreign withholding tax claims	—	1,706,672
Other foreign taxes	—	87,010
Total investment income	3,568,247	504,951,939
EXPENSES
Investment advisory	1,096,345	129,434,207
Interest expense	4,632	218,951
Commitment costs	1,353	38,715
Professional	—	715,647
Total expenses	1,102,330	130,407,520
Less:
Investment advisory fees waived	(1,102,330)	—
Total expenses after fees waived	—	130,407,520
Net investment income	3,568,247	374,544,419
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(b)	—	109,434,124
Investments—affiliated	(1,941,472)	159,355
Forward foreign currency exchange contracts	5,084,958	—
Foreign currency transactions	—	(6,545,655)
Futures contracts	—	1,017,176
In-kind redemptions—unaffiliated(c)	—	(65,306,245)
In-kind redemptions—affiliated(c)	(80,547)	—
	3,062,939	38,758,755
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(d)	—	1,564,624,645
Investments—affiliated	17,326,972	26,792
Forward foreign currency exchange contracts	(3,705,297)	—
Foreign currency translations	—	(323,614)
Futures contracts	—	437,980
	13,621,675	1,564,765,803
Net realized and unrealized gain	16,684,614	1,603,524,558
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,252,861	$1,978,068,977
(a) Net of securities lending income tax paid of	$—	$938,781
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(15,871,977)
(c) See Note 2 of the Notes to Financial Statements.
(d) Net of increase in deferred foreign capital gain tax of	$—	$(138,449,241)
See notes to financial statements.
Statements of Operations
24

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares MSCI Emerging Markets ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,568,247	$3,305,910	$374,544,419	$498,842,578
Net realized gain (loss)	3,062,939	(7,873,217)	38,758,755	(723,710,832)
Net change in unrealized appreciation (depreciation)	13,621,675	6,943,243	1,564,765,803	278,661,967
Net increase in net assets resulting from operations	20,252,861	2,375,936	1,978,068,977	53,793,713
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,572,285)	(10,223,364)	(454,769,148)	(532,484,400)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	12,667,041	(11,848,604)	(5,197,547,032)	(4,033,313,036)
NET ASSETS
Total increase (decrease) in net assets	29,347,617	(19,696,032)	(3,674,247,203)	(4,512,003,723)
Beginning of year	134,297,012	153,993,044	21,358,377,635	25,870,381,358
End of year	$163,644,629	$134,297,012	$17,684,130,432	$21,358,377,635

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Emerging Markets ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$24.20	$25.20	$31.31	$27.41	$24.38
Net investment income(a)	0.64	0.57	0.67	0.44	0.71
Net realized and unrealized gain (loss)(b)	2.95	0.12	(6.12)	3.92	3.03
Net increase (decrease) from investment operations	3.59	0.69	(5.45)	4.36	3.74
Distributions(c)
From net investment income	(0.65)	(0.56)	(0.66)	(0.46)	(0.71)
From net realized gain	—	(1.13)	—	—	—
Total distributions	(0.65)	(1.69)	(0.66)	(0.46)	(0.71)
Net asset value, end of year	$27.14	$24.20	$25.20	$31.31	$27.41
Total Return(d)
Based on net asset value	15.12%	2.93%	(17.62)%	15.96%	15.49%
Ratios to Average Net Assets(e)
Total expenses	0.78%	0.79%	0.78%	0.78%	0.78%
Total expenses after fees waived	0.00%	0.00%	0.00%	0.00%(f)	0.00%(f)
Net investment income	2.54%	2.36%	2.38%	1.41%	2.84%
Supplemental Data
Net assets, end of year (000)	$163,645	$134,297	$153,993	$203,180	$183,626
Portfolio turnover rate(g)	6%	11%	4%	6%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Rounds to less than 0.01%.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of year	$39.26	$39.68	$52.56	$44.56	$40.22
Net investment income(b)	0.84	0.82	1.09 (c)	0.75	0.98
Net realized and unrealized gain (loss)(d)	4.36	(0.35)	(12.88)	8.01	4.52
Net increase (decrease) from investment operations	5.20	0.47	(11.79)	8.76	5.50
Distributions from net investment income(e)	(1.04)	(0.89)	(1.09)	(0.76)	(1.16)
Net asset value, end of year	$43.42	$39.26	$39.68	$52.56	$44.56
Total Return(f)
Based on net asset value	13.54%	1.23%	(22.73)%(c)	19.72%	13.82%
Ratios to Average Net Assets(g)
Total expenses	0.72%	0.70%	0.69%	0.69%	0.70%
Total expenses excluding professional fees for foreign withholding tax claims	0.72%	N/A	0.69%	0.68%	0.70%
Net investment income	2.08%	2.12%	2.38%(c)	1.45%	2.38%
Supplemental Data
Net assets, end of year (000)	$17,684,130	$21,358,378	$25,870,381	$30,983,302	$24,024,571
Portfolio turnover rate(h)	13%	15%	21%	9%	19%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2022:
• Net investment income per share by $ -.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Currency Hedged MSCI Emerging Markets	Diversified
MSCI Emerging Markets(a)	Diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.
Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On June 16, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.   However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements
28

Notes to Financial Statements  (continued)
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
29
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
30

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Emerging Markets
Barclays Capital, Inc.	$3,743,159	$(3,743,159)	$—	$—
BNP Paribas SA	1,805,463	(1,805,463)	—	—
BofA Securities, Inc.	3,984,216	(3,984,216)	—	—
Citigroup Global Markets Ltd.	3,973,836	(3,973,836)	—	—
Citigroup Global Markets, Inc.	8,479,893	(8,479,893)	—	—
Goldman Sachs & Co. LLC	17,178,974	(17,178,974)	—	—
Goldman Sachs International	26,455,518	(26,455,518)	—	—
HSBC Bank PLC	25,474,481	(25,474,481)	—	—
J.P. Morgan Securities LLC	1,681,813	(1,681,813)	—	—
J.P. Morgan Securities PLC	37,495,443	(37,495,443)	—	—
Jefferies LLC	627,382	(627,382)	—	—
Macquarie Bank Ltd.	10,834,724	(10,834,724)	—	—
Merrill Lynch International	47,212,959	(47,212,959)	—	—
Morgan Stanley	191,686,828	(191,686,828)	—	—
SG Americas Securities LLC	5,674,797	(5,674,797)	—	—
State Street Bank & Trust Co.	222,500	(222,500)	—	—
UBS Europe SE	3,396,385	(3,396,385)	—	—
Wells Fargo Securities LLC	1,421,485	(1,421,485)	—	—
	$391,349,856	$(391,349,856)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the
31
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.
Notes to Financial Statements
32

Notes to Financial Statements  (continued)
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended August 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Currency Hedged MSCI Emerging Markets	$1,102,330
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Currency Hedged MSCI Emerging Markets	$10,554
MSCI Emerging Markets	1,854,642
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Emerging Markets	$20,036,633	$111,385,084	$(108,367,006)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Currency Hedged MSCI Emerging Markets	$10,140,217	$8,820,158
MSCI Emerging Markets	2,383,883,676	5,583,617,060
33
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Emerging Markets	$38,946,165	$26,285,111
MSCI Emerging Markets	207,721,677	2,418,329,770
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Currency Hedged MSCI Emerging Markets	$(823,384)	$823,384
MSCI Emerging Markets	(159,577,190)	159,577,190
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
Currency Hedged MSCI Emerging Markets
Ordinary income	$3,572,285	$8,490,220
Long-term capital gains	—	1,733,144
	$3,572,285	$10,223,364
MSCI Emerging Markets
Ordinary income	$454,769,148	$532,484,400
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Currency Hedged MSCI Emerging Markets	$838	$(6,737,405)	$(4,916,028)	$(11,652,595)
MSCI Emerging Markets	261,351,395	(13,246,695,477)	2,654,944,154	(10,330,399,928)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of realized gains/losses for tax purposes.

For the year ended August 31, 2024, the iShares MSCI Emerging Markets ETF utilized $467,051,045 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Emerging Markets	$167,355,312	$399,709	$(5,315,737)	$(4,916,028)
MSCI Emerging Markets	15,262,703,451	6,849,295,194	(4,035,935,666)	2,813,359,528
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended August 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Currency Hedged MSCI Emerging Markets	$714,000	$39,016	6.42%
MSCI Emerging Markets	150,000,000	3,223,273	6.44
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
35
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
36

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Emerging Markets
Shares sold	1,550,000	$39,079,331	2,140,000	$52,467,876
Shares redeemed	(1,070,000)	(26,412,290)	(2,700,000)	(64,316,480)
	480,000	$12,667,041	(560,000)	$(11,848,604)
MSCI Emerging Markets
Shares sold	43,200,000	$1,823,162,304	59,400,000	$2,379,728,785
Shares redeemed	(180,000,000)	(7,020,709,336)	(167,400,000)	(6,413,041,821)
	(136,800,000)	$(5,197,547,032)	(108,000,000)	$(4,033,313,036)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of August 31, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI Emerging Markets ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
37
2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Inc., hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
iShares Currency Hedged MSCI Emerging Markets ETF(1)
iShares MSCI Emerging Markets ETF(2)
(1) Statement of operations for the year ended August 31, 2024, statement of changes in net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024
(2) Statement of operations for the year ended August 31, 2024, statement of changes in net assets for each of the two years in the period ended August 31, 2024, the financial highlights for each of the two years in the period ended August 31, 2024 and the consolidated financial highlights for each of the three years in the period ended August 31, 2022
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
38

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
Currency Hedged MSCI Emerging Markets	$1,876,218
MSCI Emerging Markets	258,093,912
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Currency Hedged MSCI Emerging Markets	$3,985,008	$459,334
MSCI Emerging Markets	550,612,083	67,275,275
39
2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Emerging Markets ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information
40

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Emerging Markets ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
41
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA  and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
42

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
43
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Emerging Markets ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.  The Board also noted the tradability, liquidity and developed capital markets ecosystem associated with the Fund that differentiates it from other ETFs in the marketplace.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing
Board Review and Approval of Investment Advisory Contract
44

Board Review and Approval of Investment Advisory Contract (continued)
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA  and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
45
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
46

Glossary of Terms Used in this Report

Currency Abbreviation
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
47
2024 iShares Annual Financial Statements

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares MSCI Hong Kong ETF | EWH | NYSE Arca
• iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
• iShares MSCI Malaysia ETF | EWM | NYSE Arca
• iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
• iShares MSCI Singapore ETF | EWS | NYSE Arca
• iShares MSCI Taiwan ETF | EWT | NYSE Arca
• iShares MSCI Thailand ETF | THD | NYSE Arca

2

Schedule of Investments
August 31, 2024
iShares® MSCI Hong Kong ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 7.2%
BOC Hong Kong Holdings Ltd.	6,496,000	$20,390,432
Hang Seng Bank Ltd.	1,348,700	16,240,214
		36,630,646
Capital Markets — 13.1%
Futu Holdings Ltd., ADR(a)(b)	113,595	7,220,098
Hong Kong Exchanges & Clearing Ltd.	1,941,526	59,242,189
		66,462,287
Diversified Telecommunication Services — 1.8%
HKT Trust & HKT Ltd., Class SS	7,143,500	9,070,134
Electric Utilities — 9.0%
CK Infrastructure Holdings Ltd.	831,500	6,151,353
CLP Holdings Ltd.	2,517,700	22,463,863
Power Assets Holdings Ltd.	2,454,000	17,079,641
		45,694,857
Food Products — 2.2%
WH Group Ltd.(c)	15,493,000	11,236,613
Gas Utilities — 3.2%
Hong Kong & China Gas Co. Ltd.	19,904,495	16,160,519
Ground Transportation — 2.0%
MTR Corp. Ltd.	2,898,583	10,190,509
Hotels, Restaurants & Leisure — 4.6%
Galaxy Entertainment Group Ltd.	3,899,000	15,040,997
Sands China Ltd.(a)	4,606,800	8,347,428
		23,388,425
Industrial Conglomerates — 8.0%
CK Hutchison Holdings Ltd.	4,144,767	22,720,601
Jardine Matheson Holdings Ltd.	295,100	10,635,404
Swire Pacific Ltd., Class A	861,000	7,308,339
		40,664,344
Insurance — 23.0%
AIA Group Ltd.	16,625,200	117,085,946
Machinery — 5.0%
Techtronic Industries Co. Ltd.	1,909,647	25,586,980
Marine Transportation — 1.3%
SITC International Holdings Co. Ltd.	2,882,000	6,788,067
Security	Shares	Value
Real Estate Management & Development — 15.1%
CK Asset Holdings Ltd.	3,471,767	$13,971,608
Henderson Land Development Co. Ltd.	2,801,762	8,704,766
Hongkong Land Holdings Ltd.(b)	2,141,700	8,036,080
Sino Land Co. Ltd.	7,482,000	8,001,426
Sun Hung Kai Properties Ltd.	2,406,000	23,375,321
Wharf Holdings Ltd. (The)	2,203,570	5,768,047
Wharf Real Estate Investment Co. Ltd.	3,157,150	9,167,826
		77,025,074
Retail REITs — 4.1%
Link REIT	4,479,200	21,050,084
Total Long-Term Investments — 99.6% (Cost: $704,530,302)		507,034,485
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	4,730,779	4,733,617
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	590,000	590,000
Total Short-Term Securities — 1.0% (Cost: $5,323,878)		5,323,617
Total Investments — 100.6% (Cost: $709,854,180)		512,358,102
Liabilities in Excess of Other Assets — (0.6)%		(3,157,358)
Net Assets — 100.0%		$509,200,744

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Hong Kong ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,695,583	$—	$(2,957,864)(a)	$(3,841)	$(261)	$4,733,617	4,730,779	$30,030 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	690,000	—	(100,000)(a)	—	—	590,000	590,000	54,800	—
				$(3,841)	$(261)	$5,323,617		$84,830	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Hong Kong Index	39	09/20/24	$2,068	$47,405
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$47,405	$—	$—	$—	$47,405

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,130,780)	$—	$—	$—	$(1,130,780)
Swaps	—	—	(485,301)	—	—	—	(485,301)
	$—	$—	$(1,616,081)	$—	$—	$—	$(1,616,081)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$108,075	$—	$—	$—	$108,075
Swaps	—	—	20,319	—	—	—	20,319
	$—	$—	$128,394	$—	$—	$—	$128,394
Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Hong Kong ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,032,296
Total return swaps:
Average notional value	$1,087,080
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,855,502	$489,178,983	$—	$507,034,485
Short-Term Securities
Money Market Funds	5,323,617	—	—	5,323,617
	$23,179,119	$489,178,983	$—	$512,358,102
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$47,405	$—	$47,405

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.0%
Institute for Q-Shu Pioneers of Space Inc.(a)(b)	1,400	$14,898
Ispace Inc./Japan, NVS(a)(b)	4,200	18,945
		33,843
Air Freight & Logistics — 1.2%
AZ-COM MARUWA Holdings Inc.	5,600	42,901
Hamakyorex Co. Ltd.	1,400	47,132
Konoike Transport Co. Ltd.	2,800	47,289
Mitsui-Soko Holdings Co. Ltd.	1,400	54,087
Nippon Express Holdings Inc.	8,400	429,071
Sankyu Inc.	5,600	183,810
SBS Holdings Inc.	1,400	24,734
Senko Group Holdings Co. Ltd.	12,600	103,064
Yamato Holdings Co. Ltd.	28,000	325,193
		1,257,281
Automobile Components — 3.4%
Aisan Industry Co. Ltd.	2,800	28,474
Eagle Industry Co. Ltd.	1,400	19,707
Exedy Corp.	4,600	98,571
FCC Co. Ltd.	4,200	67,376
G-Tekt Corp.	2,800	32,385
JTEKT Corp.	21,000	163,145
Koito Manufacturing Co. Ltd.	22,400	331,296
KYB Corp.	1,400	45,310
Musashi Seimitsu Industry Co. Ltd.	4,200	60,043
NHK Spring Co. Ltd.	21,000	242,008
Nifco Inc./Japan	8,400	216,328
Nippon Seiki Co. Ltd.	5,600	48,215
Niterra Co. Ltd.	16,800	500,412
NOK Corp.	8,400	138,299
Pacific Industrial Co. Ltd.	4,200	41,462
Piolax Inc.	2,800	45,381
Seiren Co. Ltd.	4,200	67,859
Shoei Co. Ltd.	5,600	89,921
Stanley Electric Co. Ltd.	14,000	269,497
Sumitomo Riko Co. Ltd.	4,200	45,108
Sumitomo Rubber Industries Ltd.	18,200	186,436
Tokai Rika Co. Ltd.	5,600	76,580
Topre Corp.	4,200	55,693
Toyo Tire Corp.	12,600	186,414
Toyoda Gosei Co. Ltd.	5,600	101,200
Toyota Boshoku Corp.	8,400	112,187
TS Tech Co. Ltd.	8,400	107,410
Yokohama Rubber Co. Ltd. (The)	12,600	288,373
		3,665,090
Automobiles — 0.2%
Mitsubishi Motors Corp.	70,000	202,516
Nissan Shatai Co. Ltd.	7,000	46,441
		248,957
Banks — 5.0%
77 Bank Ltd. (The)	7,000	201,999
Aichi Financial Group Inc., NVS	4,200	70,494
Aozora Bank Ltd.	11,200	207,126
Awa Bank Ltd. (The)	2,800	50,036
Bank of Nagoya Ltd. (The)	1,400	68,108
Chugin Financial Group Inc., NVS	15,400	163,402
Daishi Hokuetsu Financial Group Inc.	4,200	153,152
Fukuoka Financial Group Inc.	18,200	482,181
Gunma Bank Ltd. (The)	36,400	243,848
Hachijuni Bank Ltd. (The)	37,800	239,592
Security	Shares	Value
Banks (continued)
Hirogin Holdings Inc.	26,600	$209,467
Hokkoku Financial Holdings Inc.	1,400	47,520
Hokuhoku Financial Group Inc.	11,200	134,663
Hyakugo Bank Ltd. (The)	21,000	85,069
Iyogin Holdings Inc., NVS	25,200	235,108
Juroku Financial Group Inc.	2,800	82,317
Keiyo Bank Ltd. (The)	9,800	52,932
Kiyo Bank Ltd. (The)	5,600	72,096
Kyoto Financial Group Inc.	23,800	379,366
Kyushu Financial Group Inc.	33,600	175,053
Mebuki Financial Group Inc.	98,000	385,892
Musashino Bank Ltd. (The)	2,800	56,173
Nanto Bank Ltd. (The)	2,800	62,446
Nishi-Nippon Financial Holdings Inc.	12,600	151,897
North Pacific Bank Ltd.	28,000	83,252
Ogaki Kyoritsu Bank Ltd. (The)	4,200	57,771
Okinawa Financial Group Inc.	1,400	23,670
Rakuten Bank Ltd., NVS(a)	9,800	225,204
San-In Godo Bank Ltd. (The)	15,400	139,098
SBI Sumishin Net Bank Ltd., NVS(b)	5,600	119,816
Senshu Ikeda Holdings Inc.	25,200	62,764
Seven Bank Ltd.	61,600	121,867
Shiga Bank Ltd. (The)	4,200	98,262
Suruga Bank Ltd.	15,400	124,984
Toho Bank Ltd. (The)	21,000	39,646
Tokyo Kiraboshi Financial Group Inc.	2,800	88,400
TOMONY Holdings Inc.	16,800	46,273
Yamaguchi Financial Group Inc.	18,200	211,751
		5,452,695
Beverages — 0.7%
Coca-Cola Bottlers Japan Holdings Inc.	14,000	198,251
Ito En Ltd.	5,600	135,461
Sapporo Holdings Ltd.	7,000	348,420
Takara Holdings Inc.	15,400	120,664
		802,796
Biotechnology — 0.3%
GNI Group Ltd.(a)(b)	5,697	89,534
PeptiDream Inc.(a)	9,800	173,119
Takara Bio Inc.	4,200	30,004
		292,657
Broadline Retail — 1.8%
ASKUL Corp.	4,200	61,102
Belluna Co. Ltd.	5,600	28,611
Isetan Mitsukoshi Holdings Ltd.	35,000	532,615
Izumi Co. Ltd.	2,800	62,642
J Front Retailing Co. Ltd.	25,200	249,446
Mercari Inc.(a)(b)	12,600	205,540
Ryohin Keikaku Co. Ltd.	26,600	500,899
Seria Co. Ltd.	4,200	97,408
Takashimaya Co. Ltd.	30,800	237,069
		1,975,332
Building Products — 1.6%
Bunka Shutter Co. Ltd.	5,600	70,075
Central Glass Co. Ltd.	2,800	69,344
Lixil Corp.	30,800	366,098
Nichias Corp.	5,600	218,530
Nichiha Corp.	2,800	66,864
Nitto Boseki Co. Ltd.	2,800	111,938
Noritz Corp.	2,800	37,532
Sanwa Holdings Corp.	19,600	449,580
Sekisui Jushi Corp.	2,800	46,100
Schedule of Investments
6

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Shin Nippon Air Technologies Co. Ltd.	1,400	$34,482
Sinko Industries Ltd.	1,400	43,496
Takara Standard Co. Ltd.	4,200	45,973
Takasago Thermal Engineering Co. Ltd.	4,200	152,910
		1,712,922
Capital Markets — 0.7%
GMO Financial Holdings Inc.	4,200	18,512
JAFCO Group Co. Ltd.	5,600	77,636
M&A Capital Partners Co. Ltd.	1,400	22,105
M&A Research Institute Holdings Inc., NVS(a)	2,800	61,674
Matsui Securities Co. Ltd.	12,600	69,890
Monex Group Inc.	19,600	90,021
Nihon M&A Center Holdings Inc.	32,200	149,895
Okasan Securities Group Inc.	15,400	68,650
Sparx Group Co. Ltd.	1,400	13,732
Strike Co. Ltd.	1,400	43,964
Tokai Tokyo Financial Holdings Inc.	21,000	75,276
WealthNavi Inc.(a)(b)	4,200	37,226
		728,581
Chemicals — 7.1%
ADEKA Corp.	8,400	175,316
Aica Kogyo Co. Ltd.	5,600	128,748
Air Water Inc.	19,600	273,803
Artience Co. Ltd.	4,200	108,164
Asahi Yukizai Corp.	1,400	40,485
C Uyemura & Co. Ltd.	1,400	103,325
Chugoku Marine Paints Ltd.	4,200	58,622
CI Takiron Corp.	4,200	25,066
Daicel Corp.	25,200	226,494
Denka Co. Ltd.	8,400	130,597
DIC Corp.	8,400	180,783
Fujimi Inc.	5,900	101,675
Fujimori Kogyo Co. Ltd.	1,400	41,905
Fuso Chemical Co. Ltd.	1,400	38,138
JCU Corp.	2,800	69,302
Kaneka Corp.	4,200	109,013
Kansai Paint Co. Ltd.	18,200	325,841
KeePer Technical Laboratory Co. Ltd.	1,400	39,036
KH Neochem Co. Ltd.	2,800	39,872
Konishi Co. Ltd.	5,600	49,243
Kumiai Chemical Industry Co. Ltd.	7,049	37,740
Kuraray Co. Ltd.	32,200	423,860
Kureha Corp.	4,200	80,249
Lintec Corp.	4,200	97,606
Mitsubishi Gas Chemical Co. Inc.	16,800	313,885
Nihon Parkerizing Co. Ltd.	8,400	72,822
Nippon Kayaku Co. Ltd.	14,000	124,430
Nippon Shokubai Co. Ltd.	11,200	129,454
Nippon Soda Co. Ltd.	2,800	97,627
Nissan Chemical Corp.	14,000	481,227
NOF Corp.	22,400	350,261
Okamoto Industries Inc.	1,400	48,879
Osaka Organic Chemical Industry Ltd.	1,400	31,876
Osaka Soda Co. Ltd.	1,400	90,333
PILLAR Corp./Japan	1,400	41,953
Resonac Holdings Corp.	18,200	447,684
Sakata INX Corp.	4,200	48,908
Sanyo Chemical Industries Ltd.	1,400	38,680
Shikoku Kasei Holdings Corp.	2,800	39,185
Shin-Etsu Polymer Co. Ltd.	4,200	45,117
Sumitomo Bakelite Co. Ltd.	7,000	187,085
Security	Shares	Value
Chemicals (continued)
Sumitomo Chemical Co. Ltd.	158,200	$455,462
T Hasegawa Co. Ltd.	2,800	59,499
Taiyo Holdings Co. Ltd.	4,200	107,068
Takasago International Corp.	1,400	45,888
Teijin Ltd.	18,200	170,504
Toagosei Co. Ltd.	8,400	91,404
Tokai Carbon Co. Ltd.	21,000	128,696
Tokuyama Corp.	7,000	135,288
Tokyo Ohka Kogyo Co. Ltd.	9,800	246,511
Tosoh Corp.	26,600	343,173
Toyobo Co. Ltd.	8,400	57,610
UBE Corp.	9,800	179,056
Zeon Corp.	15,400	127,658
		7,642,106
Commercial Services & Supplies — 1.5%
Aeon Delight Co. Ltd.	2,800	77,774
Daiei Kankyo Co. Ltd.	4,200	87,462
Daiseki Co. Ltd.	4,212	110,679
Duskin Co. Ltd.	4,200	108,075
Itoki Corp.	4,200	41,597
Japan Elevator Service Holdings Co. Ltd.	7,000	137,779
Kokuyo Co. Ltd.	8,400	142,178
Kosaido Holdings Co. Ltd.	7,000	22,816
Matsuda Sangyo Co. Ltd.	1,460	32,215
Mitsubishi Pencil Co. Ltd.	2,800	45,806
Nippon Kanzai Holdings Co. Ltd.	1,400	25,715
Nippon Parking Development Co. Ltd.	18,200	26,146
Okamura Corp.	5,600	76,078
Park24 Co. Ltd.(a)	14,000	167,832
Pilot Corp.	2,800	82,805
Prestige International Inc.	9,800	52,516
Sato Holdings Corp.	2,800	39,607
Sohgo Security Services Co. Ltd.	37,800	268,806
TRE Holdings Corp.	4,200	49,185
		1,595,071
Construction & Engineering — 3.6%
Chiyoda Corp.(a)	15,400	33,495
Chudenko Corp.	2,800	61,992
COMSYS Holdings Corp.	11,200	246,506
Dai-Dan Co. Ltd.	2,800	58,643
EXEO Group Inc.	19,600	211,154
Hazama Ando Corp.	15,400	122,362
Infroneer Holdings Inc.	19,640	164,933
JGC Holdings Corp.	23,800	218,013
Kandenko Co. Ltd.	12,600	187,296
Kinden Corp.	12,600	271,193
Kumagai Gumi Co. Ltd.	2,800	68,802
Kyudenko Corp.	4,200	189,280
Mirait One Corp.	8,400	122,197
Nippon Densetsu Kogyo Co. Ltd.	4,200	53,322
Nippon Road Co. Ltd. (The)	3,100	35,055
Nishimatsu Construction Co. Ltd.	2,800	101,085
Okumura Corp.	2,800	89,280
Penta-Ocean Construction Co. Ltd.	28,000	123,435
Raito Kogyo Co. Ltd.	4,200	62,795
Raiznext Corp.	2,800	32,923
Sanki Engineering Co. Ltd.	4,200	67,239
Shimizu Corp.	54,600	366,058
Shinnihon Corp.	2,800	31,832
SHO-BOND Holdings Co. Ltd.	4,200	161,841
Sumitomo Densetsu Co. Ltd.	1,400	34,450
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Sumitomo Mitsui Construction Co. Ltd.	14,000	$36,716
Taihei Dengyo Kaisha Ltd.	1,400	53,190
Taikisha Ltd.	2,800	94,820
Takamatsu Construction Group Co. Ltd.	1,400	28,720
Toa Corp./Tokyo	5,600	36,092
Toda Corp.	22,400	154,980
Toenec Corp.	1,400	46,873
Tokyu Construction Co. Ltd.	8,940	45,672
Totetsu Kogyo Co. Ltd.	2,800	65,249
Toyo Construction Co. Ltd.	5,600	55,059
West Holdings Corp.	2,880	53,549
Yokogawa Bridge Holdings Corp.	2,800	51,436
Yurtec Corp.	4,200	41,713
		3,879,250
Construction Materials — 0.5%
Krosaki Harima Corp.	1,400	21,121
Maeda Kosen Co. Ltd.	2,800	31,550
Mitani Sekisan Co. Ltd.	1,400	52,635
Shinagawa Refractories Co. Ltd.	2,800	33,644
Sumitomo Osaka Cement Co. Ltd.	2,800	74,483
Taiheiyo Cement Corp.	12,600	287,488
		500,921
Consumer Finance — 1.0%
Acom Co. Ltd.	50,400	129,694
AEON Financial Service Co. Ltd.	11,200	102,542
Aiful Corp.	32,200	73,610
Credit Saison Co. Ltd.	15,400	342,180
Jaccs Co. Ltd.	2,800	76,656
Marui Group Co. Ltd.	16,800	284,776
Orient Corp.	4,200	27,508
		1,036,966
Consumer Staples Distribution & Retail — 2.5%
Aeon Hokkaido Corp.	4,200	26,259
Ain Holdings Inc.	2,800	101,623
Arcs Co. Ltd.	4,200	73,342
Axial Retailing Inc.	7,000	45,672
Belc Co. Ltd.	1,400	60,200
Cawachi Ltd.	1,400	25,897
Cosmos Pharmaceutical Corp.	4,200	204,511
Create SD Holdings Co. Ltd.	2,800	62,576
Daikokutenbussan Co. Ltd.	500	39,553
Fuji Co. Ltd./Ehime	2,800	37,578
G-7 Holdings Inc.	2,800	30,721
Genky DrugStores Co. Ltd.	1,400	36,348
H2O Retailing Corp.	9,835	145,228
Heiwado Co. Ltd.	2,800	46,530
Kato Sangyo Co. Ltd.	2,800	81,298
Kusuri no Aoki Holdings Co. Ltd.	5,400	123,840
Life Corp.	2,800	67,544
Maxvalu Tokai Co. Ltd.	1,400	30,127
Mitsubishi Shokuhin Co. Ltd.	1,400	50,797
Retail Partners Co. Ltd.	2,800	27,671
San-A Co. Ltd.	5,600	97,133
Shoei Foods Corp.(b)	1,400	45,699
Sugi Holdings Co. Ltd.	11,200	193,692
Sundrug Co. Ltd.	7,000	203,783
Trial Holdings Inc.	4,200	96,963
Tsuruha Holdings Inc.	4,200	254,184
United Super Markets Holdings Inc.(b)	4,200	24,876
Valor Holdings Co. Ltd.	4,200	65,096
Welcia Holdings Co. Ltd.	9,800	135,052
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Yaoko Co. Ltd.	2,800	$183,561
Yokorei Co. Ltd.	4,200	29,526
		2,646,880
Containers & Packaging — 0.5%
FP Corp.	5,600	104,830
Fuji Seal International Inc.	4,200	64,887
Rengo Co. Ltd.	19,600	135,256
Toyo Seikan Group Holdings Ltd.	12,600	200,767
		505,740
Distributors — 0.2%
Arata Corp.	2,800	68,153
Central Automotive Products Ltd.	1,400	49,665
Doshisha Co. Ltd.	2,800	42,217
PALTAC Corp.	2,800	86,053
		246,088
Diversified Consumer Services — 0.0%
LITALICO Inc.	2,800	25,380
Diversified REITs — 2.7%
Activia Properties Inc.	70	165,034
Daiwa House REIT Investment Corp.	238	384,462
Hankyu Hanshin REIT Inc.	70	62,300
Heiwa Real Estate REIT Inc.	112	102,059
Hulic REIT Inc.	126	121,843
KDX Realty Investment Corp.	434	480,578
Mori Trust REIT Inc.	280	127,070
Nippon REIT Investment Corp.	42	93,649
Nomura Real Estate Master Fund Inc.	434	439,563
NTT UD REIT Investment Corp.	154	123,801
Sekisui House REIT Inc.	448	257,921
Star Asia Investment Corp.	252	94,998
Takara Leben Real Estate Investment Corp.	84	54,145
Tokyu REIT Inc.	98	101,973
United Urban Investment Corp.	308	303,500
		2,912,896
Diversified Telecommunication Services — 0.3%
Internet Initiative Japan Inc.	11,200	228,322
U-Next Holdings Co. Ltd.	2,800	109,177
		337,499
Electric Utilities — 1.4%
Chugoku Electric Power Co. Inc. (The)	30,800	213,312
Hokkaido Electric Power Co. Inc.	18,200	125,885
Hokuriku Electric Power Co.	18,200	122,187
Kyushu Electric Power Co. Inc.	43,400	460,177
Okinawa Electric Power Co. Inc. (The)	4,292	31,644
Shikoku Electric Power Co. Inc.	18,200	164,577
Tohoku Electric Power Co. Inc.	47,600	433,255
		1,551,037
Electrical Equipment — 1.8%
Daihen Corp.	2,400	109,712
Fujikura Ltd.	26,600	776,091
Furukawa Electric Co. Ltd.	7,000	174,556
GS Yuasa Corp.	8,400	159,547
Idec Corp./Japan	2,800	51,687
Mabuchi Motor Co. Ltd.	9,800	147,260
Mirai Industry Co. Ltd.	1,400	33,514
Nippon Carbon Co. Ltd.	1,400	42,387
Nitto Kogyo Corp.	2,800	60,865
Sanyo Denki Co. Ltd.	1,400	87,341
Sinfonia Technology Co. Ltd.	1,400	42,404
SWCC Corp.	2,800	104,145
Schedule of Investments
8

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Toyo Tanso Co. Ltd.	1,400	$55,377
Ushio Inc.	8,400	119,910
		1,964,796
Electronic Equipment, Instruments & Components — 4.4%
Ai Holdings Corp.	4,200	73,263
Alps Alpine Co. Ltd.	19,600	210,484
Amano Corp.	5,600	168,776
Anritsu Corp.	14,000	113,056
Azbil Corp.	12,600	415,889
Canon Electronics Inc.	2,800	43,950
Canon Marketing Japan Inc.	5,600	175,539
Citizen Watch Co. Ltd.	19,600	127,395
Daiwabo Holdings Co. Ltd.	8,400	159,845
Dexerials Corp.	5,600	251,753
Enplas Corp.	800	39,419
Hakuto Co. Ltd.	1,400	48,036
Hioki EE Corp	1,400	78,094
Hirose Electric Co. Ltd.	2,800	369,523
Horiba Ltd.	4,200	281,320
Hosiden Corp.	4,200	60,643
Iriso Electronics Co. Ltd.	1,400	25,558
Japan Aviation Electronics Industry Ltd.	4,200	75,340
Jeol Ltd.	4,200	190,945
Kaga Electronics Co. Ltd.	1,400	52,457
Koa Corp.	2,800	24,190
Macnica Holdings Inc.	5,600	228,705
Maruwa Co. Ltd./Aichi	1,000	268,083
Maxell Ltd.	4,200	52,550
Meiko Electronics Co. Ltd.	1,400	59,590
Nichicon Corp.	4,200	28,388
Nippon Ceramic Co. Ltd.	1,400	24,231
Nippon Electric Glass Co. Ltd.	8,400	200,589
Nippon Signal Co. Ltd.	4,200	28,503
Nissha Co. Ltd.	4,200	60,583
Nohmi Bosai Ltd.	2,800	44,682
Oki Electric Industry Co. Ltd.	9,800	68,905
Optex Group Co. Ltd.	2,800	34,619
Restar Corp.	1,400	27,692
Riken Keiki Co. Ltd.	2,800	80,046
Ryoyo Ryosan Holdings Inc.	1,976	37,647
Siix Corp.	2,800	21,856
Taiyo Yuden Co. Ltd.	12,600	314,759
Tokyo Electron Device Ltd.	1,400	37,846
Topcon Corp.	9,800	103,768
		4,708,517
Energy Equipment & Services — 0.1%
Modec Inc.(b)	4,200	90,393
Entertainment — 1.2%
Anycolor Inc.(a)	2,800	49,251
Avex Inc.	2,800	27,665
COLOPL Inc.	7,000	28,103
Cover Corp.(a)(b)	2,800	34,203
Daiichikosho Co. Ltd.	7,000	79,438
DeNA Co. Ltd.	8,400	96,055
Gree Inc.(b)	7,000	21,481
GungHo Online Entertainment Inc.	4,200	87,440
Koei Tecmo Holdings Co. Ltd.	12,600	140,895
Mixi Inc.	4,200	79,561
Shochiku Co. Ltd.(b)	1,400	95,502
Square Enix Holdings Co. Ltd.	8,400	310,494
Toei Animation Co. Ltd.	6,200	133,149
Security	Shares	Value
Entertainment (continued)
Toei Co. Ltd.	4,200	$123,281
		1,306,518
Financial Services — 1.1%
eGuarantee Inc.	4,200	40,685
Financial Products Group Co. Ltd.	7,000	113,354
Fuyo General Lease Co. Ltd.	1,900	148,814
GMO Payment Gateway Inc.	4,200	262,411
Japan Securities Finance Co. Ltd.	8,400	116,448
Mizuho Leasing Co. Ltd.	14,000	97,442
Ricoh Leasing Co. Ltd.	1,400	49,234
Tokyo Century Corp.	15,400	168,084
Zenkoku Hosho Co. Ltd.	5,600	226,219
		1,222,691
Food Products — 4.1%
Ariake Japan Co. Ltd.	1,400	45,959
Calbee Inc.	8,400	186,350
DyDo Group Holdings Inc.	1,400	27,147
Ezaki Glico Co. Ltd.	5,600	158,962
Fuji Oil Holdings Inc.	4,200	92,497
Fujiya Co. Ltd.	1,400	25,363
Hokuto Corp.	2,800	36,043
House Foods Group Inc.	5,600	112,617
Itoham Yonekyu Holdings Inc.	2,840	77,219
J-Oil Mills Inc.	1,400	18,818
Kagome Co. Ltd.	8,400	185,109
Kameda Seika Co. Ltd.	1,400	42,893
Kewpie Corp.	11,200	285,535
Kotobuki Spirits Co. Ltd.	11,200	135,178
Maruha Nichiro Corp.	4,200	87,870
Megmilk Snow Brand Co. Ltd.	5,600	101,514
Mitsui DM Sugar Holdings Co. Ltd.	1,400	30,961
Morinaga & Co. Ltd./Japan	7,000	132,183
Morinaga Milk Industry Co. Ltd.	8,400	193,877
NH Foods Ltd.	9,800	367,208
Nichirei Corp.	11,200	335,120
Nippn Corp., New	5,600	87,349
Nisshin Oillio Group Ltd. (The)	2,800	99,507
Nisshin Seifun Group Inc.	22,400	290,046
Nissui Corp.	30,800	195,792
Prima Meat Packers Ltd.	2,800	44,318
Riken Vitamin Co. Ltd.	2,800	51,513
S Foods Inc.	1,400	25,834
Sakata Seed Corp.	2,800	66,197
Showa Sangyo Co. Ltd.	1,400	29,108
Toyo Suisan Kaisha Ltd.	9,800	613,957
Yamazaki Baking Co. Ltd.	12,600	233,220
		4,415,264
Gas Utilities — 0.5%
K&O Energy Group Inc.(b)	1,400	33,886
Nippon Gas Co. Ltd.	11,200	178,803
Saibu Gas Holdings Co. Ltd.	2,800	36,953
Shizuoka Gas Co. Ltd.	4,200	32,209
Toho Gas Co. Ltd.	8,400	247,420
		529,271
Ground Transportation — 3.4%
Alps Logistics Co. Ltd.	1,400	55,306
Fukuyama Transporting Co. Ltd.	1,400	35,750
Keikyu Corp.	22,400	177,685
Keio Corp.	11,200	273,529
Kintetsu Group Holdings Co. Ltd.	19,600	456,998
Kyushu Railway Co.	14,000	374,363
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Maruzen Showa Unyu Co. Ltd.	1,400	$48,322
Nagoya Railroad Co. Ltd.	19,600	234,362
Nankai Electric Railway Co. Ltd.	11,200	181,388
Nikkon Holdings Co. Ltd.	5,600	143,149
Nishi-Nippon Railroad Co. Ltd.	7,000	114,783
Odakyu Electric Railway Co. Ltd.	33,600	391,429
Sakai Moving Service Co. Ltd.	2,800	49,847
Seibu Holdings Inc.	23,800	511,918
Seino Holdings Co. Ltd.	11,200	178,113
Sotetsu Holdings Inc.	8,400	140,414
Tobu Railway Co. Ltd.	19,600	338,364
		3,705,720
Health Care Equipment & Supplies — 1.4%
Asahi Intecc Co. Ltd.	22,400	411,532
Eiken Chemical Co. Ltd.	2,800	44,234
Fukuda Denshi Co. Ltd.	1,400	72,212
Hogy Medical Co. Ltd.	2,800	84,967
Japan Lifeline Co. Ltd.	5,600	43,213
Mani Inc.	8,400	113,648
Menicon Co. Ltd.	7,000	66,081
Nagaileben Co. Ltd.	2,800	46,956
Nakanishi Inc.	7,000	125,321
Nihon Kohden Corp.	16,800	226,461
Nipro Corp.	15,400	137,189
Paramount Bed Holdings Co. Ltd.	4,200	74,513
PHC Holdings Corp.(b)	2,800	22,189
		1,468,516
Health Care Providers & Services — 1.5%
Alfresa Holdings Corp.	18,200	300,015
Amvis Holdings Inc.	4,200	71,256
As One Corp.	5,600	113,281
BML Inc.	2,800	52,837
H.U. Group Holdings Inc.	5,600	103,051
Medipal Holdings Corp.	19,600	343,601
Ship Healthcare Holdings Inc.	8,400	126,404
SUNWELS Co. Ltd.(b)	1,400	27,900
Suzuken Co. Ltd.	7,000	248,076
Toho Holdings Co. Ltd.	5,600	184,799
Tokai Corp./Gifu	2,800	43,906
		1,615,126
Health Care Technology — 0.1%
JMDC Inc.(b)	2,800	84,578
Medley Inc.(a)	2,800	66,767
		151,345
Hotel & Resort REITs — 0.7%
Hoshino Resorts REIT Inc.	32	111,092
Invincible Investment Corp.	826	365,903
Japan Hotel REIT Investment Corp.	504	258,593
		735,588
Hotels, Restaurants & Leisure — 2.5%
Atom Corp.(a)(b)	12,600	63,158
Colowide Co. Ltd.(b)	8,400	101,610
Create Restaurants Holdings Inc.	12,600	90,935
Curves Holdings Co. Ltd.	5,600	30,771
Doutor Nichires Holdings Co. Ltd.	2,800	42,549
Food & Life Companies Ltd.	11,200	208,782
Fuji Kyuko Co. Ltd.	2,800	52,133
Fujio Food Group Inc.(a)	1,400	13,121
Heiwa Corp.	5,616	81,272
Hiday Hidaka Corp.	2,884	53,979
HIS Co. Ltd.(a)	5,600	73,117
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Ichibanya Co. Ltd.	7,000	$49,794
Kappa Create Co. Ltd.	2,800	33,593
Kisoji Co. Ltd.	2,800	49,200
KOMEDA Holdings Co. Ltd.	5,600	101,251
Koshidaka Holdings Co. Ltd.	4,200	27,639
Kura Sushi Inc.	2,800	73,262
Kyoritsu Maintenance Co. Ltd.	7,060	116,269
Matsuyafoods Holdings Co. Ltd.	1,400	54,778
Monogatari Corp. (The)	2,800	68,226
MOS Food Services Inc.	2,800	66,275
Ohsho Food Service Corp.	1,400	77,776
Resorttrust Inc.	8,400	160,603
Round One Corp.	19,600	119,608
Royal Holdings Co. Ltd.(b)	2,800	46,396
Saizeriya Co. Ltd.(b)	4,200	146,745
Skylark Holdings Co. Ltd.	25,200	386,155
Tokyotokeiba Co. Ltd.	1,400	39,693
Toridoll Holdings Corp.	4,200	106,654
Yoshinoya Holdings Co. Ltd.(b)	7,000	146,170
		2,681,514
Household Durables — 3.0%
Casio Computer Co. Ltd.	21,000	168,717
Chofu Seisakusho Co. Ltd.	2,000	28,010
ES-Con Japan Ltd.	4,200	30,045
Fujitsu General Ltd.	7,000	93,538
Haseko Corp.	25,200	313,731
Iida Group Holdings Co. Ltd.	16,800	259,704
JVCKenwood Corp.	15,400	139,802
Nagawa Co. Ltd.	1,400	70,219
Nikon Corp.	32,200	344,914
Open House Group Co. Ltd.	8,400	332,084
Pressance Corp.	2,800	36,911
Rinnai Corp.	9,800	220,387
Sangetsu Corp.	4,200	83,724
Sharp Corp./Japan(a)	28,000	192,618
Sumitomo Forestry Co. Ltd.	16,800	702,298
Tama Home Co. Ltd.(b)	1,600	44,987
Tamron Co. Ltd.	4,000	128,912
Zojirushi Corp.	4,200	44,456
		3,235,057
Household Products — 0.4%
Earth Corp.	1,400	50,848
Lion Corp.	26,600	270,375
Pigeon Corp.	12,600	136,250
		457,473
Independent Power and Renewable Electricity Producers — 0.3%
Electric Power Development Co. Ltd.	15,400	261,607
RENOVA Inc.(a)(b)	4,200	29,936
		291,543
Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	2,800	39,706
Keihan Holdings Co. Ltd.	9,800	189,913
Mie Kotsu Group Holdings Inc.	5,600	19,888
Nisshinbo Holdings Inc.	14,000	93,969
Noritsu Koki Co. Ltd.	1,400	41,390
TOKAI Holdings Corp.	9,800	66,553
		451,419
Industrial REITs — 1.4%
Advance Logistics Investment Corp.	70	59,699
CRE Logistics REIT Inc.	56	57,366
GLP J-REIT	490	448,185
Schedule of Investments
10

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Industrial & Infrastructure Fund Investment Corp.	252	$214,564
Japan Logistics Fund Inc.	98	175,691
LaSalle Logiport REIT	182	182,612
Mitsubishi Estate Logistics REIT Investment Corp.	56	145,089
Mitsui Fudosan Logistics Park Inc.	64	192,581
SOSiLA Logistics REIT Inc.	70	56,236
		1,532,023
Insurance — 0.1%
FP Partner Inc.(b)	1,400	28,765
Lifenet Insurance Co.(a)	7,000	84,841
		113,606
Interactive Media & Services — 0.3%
Bengo4.com Inc.(a)(b)	1,400	31,839
Kakaku.com Inc.	14,000	240,719
ZIGExN Co. Ltd.	5,600	21,832
		294,390
IT Services — 1.7%
Argo Graphics Inc.	1,400	48,676
BIPROGY Inc.	7,000	226,745
Change Holdings Inc.(b)	4,200	41,564
Comture Corp.	2,800	31,541
Dentsu Soken Inc.	2,800	115,515
Digital Garage Inc.(b)	2,800	56,403
DTS Corp.	4,200	119,014
Future Corp.	4,200	51,085
GMO internet group Inc.	7,000	121,138
Mitsubishi Research Institute Inc.	1,400	40,873
NEC Networks & System Integration Corp.	7,000	126,939
NET One Systems Co. Ltd.	8,400	196,076
NS Solutions Corp.	7,000	178,318
NSD Co. Ltd.	7,000	153,221
Sakura Internet Inc.(b)	2,800	66,763
SHIFT Inc.(a)	1,400	131,414
Simplex Holdings Inc.	4,200	72,323
TechMatrix Corp.	4,200	70,337
Zuken Inc.	1,400	33,763
		1,881,708
Leisure Products — 1.3%
Mizuno Corp.	1,400	94,549
Roland Corp.	1,400	36,279
Sankyo Co. Ltd.	19,600	282,507
Sega Sammy Holdings Inc.	16,800	295,071
Tomy Co. Ltd.	8,400	200,316
Tsuburaya Fields Holdings Inc.(b)	4,200	62,534
Universal Entertainment Corp.	2,800	26,548
Yamaha Corp.	14,000	337,901
Yonex Co. Ltd.	7,000	92,513
		1,428,218
Machinery — 8.0%
Aichi Corp.	2,800	21,581
Aida Engineering Ltd.(b)	4,200	22,572
Amada Co. Ltd.	35,000	361,335
CKD Corp.	5,600	114,379
Daiwa Industries Ltd.	2,800	28,204
DMG Mori Co. Ltd.	12,600	302,972
Ebara Corp.	49,000	670,303
Fuji Corp./Aichi	8,400	141,828
Fujitec Co. Ltd.	7,000	226,917
Fukushima Galilei Co. Ltd.	1,400	54,214
Furukawa Co. Ltd.	2,800	31,103
Glory Ltd.	4,200	75,713
Security	Shares	Value
Machinery (continued)
Harmonic Drive Systems Inc.	5,600	$135,786
Hino Motors Ltd.(a)	30,800	93,458
Hitachi Zosen Corp.	16,800	111,931
IHI Corp.	15,400	676,301
Japan Steel Works Ltd. (The)	7,000	220,117
Kawasaki Heavy Industries Ltd.	15,400	550,122
Kitz Corp.	7,000	49,708
Kurita Water Industries Ltd.	11,200	450,793
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,800	51,814
Makino Milling Machine Co. Ltd.	2,800	112,721
Max Co. Ltd.	2,800	68,060
Meidensha Corp.	4,200	99,794
METAWATER Co. Ltd.	2,800	33,960
MISUMI Group Inc.	30,800	584,301
Mitsubishi Logisnext Co. Ltd.	2,800	26,562
Mitsuboshi Belting Ltd.	2,800	81,537
Mitsui E&S Co. Ltd.	9,800	91,061
Miura Co. Ltd.	9,800	223,946
Morita Holdings Corp.	2,800	35,816
Nabtesco Corp.	11,200	190,909
Nachi-Fujikoshi Corp.	1,400	29,548
Namura Shipbuilding Co. Ltd.	4,200	48,541
NGK Insulators Ltd.	25,200	337,870
Nikkiso Co. Ltd.	4,200	29,807
Nitta Corp.	1,400	36,692
Nomura Micro Science Co. Ltd.	3,200	62,443
Noritake Co. Ltd.	1,400	38,344
NSK Ltd.	39,200	202,872
NTN Corp.	44,800	84,822
Obara Group Inc.	1,400	38,783
Oiles Corp.	1,496	21,826
OKUMA Corp.	2,800	116,922
Organo Corp.	2,800	128,859
OSG Corp.	8,400	117,126
Ryobi Ltd.	2,800	39,017
Shibaura Machine Co. Ltd.	2,800	71,524
Shibuya Corp.	1,400	35,091
Shinmaywa Industries Ltd.	5,600	52,182
Star Micronics Co. Ltd.	4,200	56,635
Sumitomo Heavy Industries Ltd.	11,200	262,342
Tadano Ltd.	9,800	66,390
Takeuchi Manufacturing Co. Ltd.	4,200	125,180
Takuma Co. Ltd.	7,000	78,127
THK Co. Ltd.	12,600	234,153
Tocalo Co. Ltd.	5,600	71,081
Tsubakimoto Chain Co.	2,800	117,181
Tsugami Corp.	4,200	44,436
Tsurumi Manufacturing Co. Ltd.	1,400	37,005
Union Tool Co.	1,400	56,831
Yamabiko Corp.	2,800	44,808
		8,626,256
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	7,000	62,189
NS United Kaiun Kaisha Ltd.	1,400	46,868
		109,057
Media — 1.0%
CyberAgent Inc.	46,200	320,812
Fuji Media Holdings Inc.	5,600	65,953
Hakuhodo DY Holdings Inc.	22,400	189,935
Kadokawa Corp.	8,416	168,363
Nippon Television Holdings Inc.	5,600	91,767
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Septeni Holdings Co. Ltd.(b)	5,600	$17,474
SKY Perfect JSAT Holdings Inc.	15,400	91,231
TBS Holdings Inc.	4,200	117,061
TV Asahi Holdings Corp.	2,800	38,377
		1,100,973
Metals & Mining — 2.1%
ARE Holdings Inc.	8,400	106,635
Daido Steel Co. Ltd.	12,600	125,265
Dowa Holdings Co. Ltd.	5,600	194,716
Godo Steel Ltd.	1,400	44,300
Kobe Steel Ltd.	39,200	482,844
Kyoei Steel Ltd.	2,800	34,050
Maruichi Steel Tube Ltd.	7,000	168,383
Mitsubishi Materials Corp.	12,600	224,158
Mitsui Mining & Smelting Co. Ltd.	5,600	181,191
Nippon Light Metal Holdings Co. Ltd.	5,600	63,405
Nittetsu Mining Co. Ltd.	1,400	42,939
Osaka Steel Co. Ltd.	1,400	31,336
OSAKA Titanium Technologies Co. Ltd.(b)	2,800	49,826
Sanyo Special Steel Co. Ltd.	2,800	37,509
Toho Titanium Co. Ltd.	2,800	23,339
Tokyo Steel Manufacturing Co. Ltd.	5,600	76,827
UACJ Corp.	4,214	145,392
Yamato Kogyo Co. Ltd.	4,200	209,782
Yodogawa Steel Works Ltd.	1,400	55,502
		2,297,399
Office REITs — 1.0%
Daiwa Office Investment Corp.(b)	63	132,395
Global One Real Estate Investment Corp.	112	78,297
Ichigo Office REIT Investment Corp.	98	57,169
Japan Excellent Inc.	126	109,252
Japan Prime Realty Investment Corp.	84	189,514
Mirai Corp.	196	59,950
Mori Hills REIT Investment Corp.	154	136,885
One REIT Inc.	28	48,364
Orix JREIT Inc.	280	290,828
		1,102,654
Oil, Gas & Consumable Fuels — 0.9%
Cosmo Energy Holdings Co. Ltd.	7,000	389,528
Itochu Enex Co. Ltd.	5,600	61,603
Iwatani Corp.	4,200	255,962
Japan Petroleum Exploration Co. Ltd.	4,200	168,267
Mitsuuroko Group Holdings Co. Ltd.	2,800	31,892
San-Ai Obbli Co. Ltd.	4,200	58,343
		965,595
Paper & Forest Products — 0.5%
Daio Paper Corp.	8,400	49,783
Hokuetsu Corp.(b)	9,800	103,423
Nippon Paper Industries Co. Ltd.	9,800	62,246
Oji Holdings Corp.	86,800	347,371
		562,823
Personal Care Products — 1.2%
Euglena Co. Ltd.(a)(b)	9,800	33,477
Fancl Corp.	9,800	188,071
Kobayashi Pharmaceutical Co. Ltd.	5,600	215,184
Kose Corp.	2,800	170,533
Mandom Corp.	2,800	23,902
Milbon Co. Ltd.	2,800	57,871
Noevir Holdings Co. Ltd.	1,400	54,632
Pola Orbis Holdings Inc.	9,800	98,974
Security	Shares	Value
Personal Care Products (continued)
Rohto Pharmaceutical Co. Ltd.	19,600	$468,965
		1,311,609
Pharmaceuticals — 1.5%
Hisamitsu Pharmaceutical Co. Inc.	5,600	155,992
JCR Pharmaceuticals Co. Ltd.	7,000	30,196
Kaken Pharmaceutical Co. Ltd.	2,800	79,393
Kissei Pharmaceutical Co. Ltd.	2,800	66,678
Kyorin Pharmaceutical Co. Ltd.	4,200	46,882
Mochida Pharmaceutical Co. Ltd.	2,800	63,658
Nippon Shinyaku Co. Ltd.	5,600	135,362
Nxera Pharma Co. Ltd.(a)(b)	8,400	81,028
Santen Pharmaceutical Co. Ltd.	35,000	451,502
Sawai Group Holdings Co. Ltd.	4,200	179,212
Sumitomo Pharma Co. Ltd.(a)	18,200	83,773
Torii Pharmaceutical Co. Ltd.	1,400	35,491
Towa Pharmaceutical Co. Ltd.	2,800	56,507
Tsumura & Co.	5,600	155,014
ZERIA Pharmaceutical Co. Ltd.	2,800	44,374
		1,665,062
Professional Services — 2.0%
BayCurrent Consulting Inc.	14,000	446,316
Bell System24 Holdings Inc.	4,200	43,757
Dip Corp.	2,800	55,575
en Japan Inc.	2,800	47,274
Funai Soken Holdings Inc.	4,200	67,972
Infomart Corp.	19,600	41,595
Insource Co. Ltd.	4,200	30,981
JAC Recruitment Co. Ltd.	7,000	36,506
MEITEC Group Holdings Inc.	7,000	165,602
Nomura Co. Ltd.	8,400	49,158
Open Up Group Inc.	5,616	75,854
Pasona Group Inc.	2,800	43,940
Persol Holdings Co. Ltd.	198,800	389,419
SMS Co. Ltd.	7,000	105,343
TechnoPro Holdings Inc.	11,200	226,379
TKC Corp.	2,800	75,515
Transcosmos Inc.	2,800	68,366
UT Group Co. Ltd.	2,800	54,514
Visional Inc.(a)	2,800	171,623
		2,195,689
Real Estate Management & Development — 1.7%
Aeon Mall Co. Ltd.	9,800	138,107
Goldcrest Co. Ltd.	1,400	28,152
Heiwa Real Estate Co. Ltd.	2,800	78,466
Ichigo Inc.	23,800	62,484
Kasumigaseki Capital Co. Ltd.(b)	900	93,043
Katitas Co. Ltd.	5,600	72,432
Keihanshin Building Co. Ltd.	2,800	31,439
Leopalace21 Corp.(b)	18,200	74,362
Raysum Co. Ltd.	1,400	31,547
Relo Group Inc.	11,200	147,504
Samty Holdings Co Ltd./Japan	2,800	50,426
SRE Holdings Corp.(a)	1,400	46,386
Starts Corp. Inc.	2,800	64,681
Sun Frontier Fudousan Co. Ltd.	2,800	35,362
TKP Corp.(a)	1,400	16,718
Tokyo Tatemono Co. Ltd.	19,600	327,448
Tokyu Fudosan Holdings Corp.	60,200	435,085
Tosei Corp.	2,800	45,008
		1,778,650
Schedule of Investments
12

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 0.8%
Advance Residence Investment Corp.	140	$317,242
Comforia Residential REIT Inc.	74	162,422
Daiwa Securities Living Investments Corp.	210	149,566
Nippon Accommodations Fund Inc.	56	252,751
Samty Residential Investment Corp.	42	29,600
		911,581
Retail REITs — 0.8%
AEON REIT Investment Corp.	168	154,314
Frontier Real Estate Investment Corp.	56	164,210
Fukuoka REIT Corp.	70	71,117
Japan Metropolitan Fund Invest	742	469,176
		858,817
Semiconductors & Semiconductor Equipment — 2.1%
Ferrotec Holdings Corp.	4,200	70,924
Furuya Metal Co. Ltd.	1,400	41,074
Japan Material Co. Ltd.	5,600	68,815
Megachips Corp.	1,400	47,524
Micronics Japan Co. Ltd.	2,800	93,704
Mitsui High-Tec Inc.	9,800	70,553
Optorun Co. Ltd.	2,800	35,500
Rorze Corp.	14,000	218,279
RS Technologies Co. Ltd.	1,400	34,191
Sanken Electric Co. Ltd.	2,800	135,360
Shibaura Mechatronics Corp.	1,400	83,738
Shinko Electric Industries Co. Ltd.	7,000	270,808
Socionext Inc.	19,600	439,666
Tokyo Seimitsu Co. Ltd.	4,200	241,023
Towa Corp.(b)	2,800	144,922
Tri Chemical Laboratories Inc.	2,800	73,301
Ulvac Inc.(b)	4,200	237,873
		2,307,255
Software — 1.3%
Appier Group Inc.(a)(b)	7,000	79,574
Cybozu Inc.	2,800	33,346
Digital Arts Inc.	1,400	43,112
Freee KK(a)	4,200	80,358
Fuji Soft Inc.	5,600	342,272
I'll Inc.	1,400	28,220
Justsystems Corp.	4,200	100,001
Money Forward Inc.(a)	4,200	160,690
OBIC Business Consultants Co. Ltd.	2,800	137,415
PKSHA Technology Inc.(a)	1,400	29,786
Plus Alpha Consulting Co. Ltd.(b)	2,800	36,292
Rakus Co. Ltd.	9,800	162,508
Sansan Inc.(a)	7,000	105,880
Systena Corp.	30,800	82,699
WingArc1st Inc.	1,400	28,412
		1,450,565
Specialty Retail — 2.9%
ABC-Mart Inc.	11,200	229,654
Adastria Co. Ltd.	2,800	69,283
Alpen Co. Ltd.	1,400	20,737
AOKI Holdings Inc.	4,200	36,428
Aoyama Trading Co. Ltd.	4,200	41,548
Arclands Corp.	5,679	67,770
Autobacs Seven Co. Ltd.	7,000	71,964
Bic Camera Inc.	9,800	112,156
DCM Holdings Co. Ltd.	11,200	111,376
EDION Corp.	7,000	87,917
Geo Holdings Corp.	2,800	31,131
IDOM Inc.	7,000	55,372
Security	Shares	Value
Specialty Retail (continued)
JINS Holdings Inc.	1,400	$49,886
Joshin Denki Co. Ltd.	1,400	26,876
Joyful Honda Co. Ltd.	5,600	82,367
Kohnan Shoji Co. Ltd.	2,800	74,796
Komeri Co. Ltd.	4,200	107,377
K's Holdings Corp.	15,400	165,920
Nafco Co. Ltd.	1,400	25,505
Nextage Co. Ltd.	4,200	59,713
Nishimatsuya Chain Co. Ltd.	4,200	72,680
Nojima Corp.	7,000	81,141
PAL GROUP Holdings Co. Ltd.	4,200	67,723
Sanrio Co. Ltd.(b)	16,800	429,770
Shimamura Co. Ltd.	4,200	224,258
T-Gaia Corp.	1,400	35,258
USS Co. Ltd.	43,400	398,508
VT Holdings Co. Ltd.	8,400	28,881
Workman Co. Ltd.	2,800	90,034
Yamada Holdings Co. Ltd.	56,000	173,755
Yellow Hat Ltd.	2,800	49,017
		3,178,801
Technology Hardware, Storage & Peripherals — 0.4%
Eizo Corp.	1,400	43,655
Elecom Co. Ltd.	4,200	41,338
Konica Minolta Inc.	49,000	147,200
MCJ Co. Ltd.	7,000	73,377
Riso Kagaku Corp.	1,400	32,783
Toshiba TEC Corp.	2,800	67,287
Wacom Co. Ltd.	14,000	67,325
		472,965
Textiles, Apparel & Luxury Goods — 0.6%
Descente Ltd.	2,800	83,958
Goldwin Inc.	2,800	173,627
Gunze Ltd.	1,400	53,523
Japan Wool Textile Co. Ltd. (The)	4,200	38,881
Onward Holdings Co. Ltd.	11,200	41,575
Seiko Group Corp.	2,800	77,020
Wacoal Holdings Corp.	4,200	124,482
		593,066
Trading Companies & Distributors — 1.7%
Hanwa Co. Ltd.	2,800	98,191
Inaba Denki Sangyo Co. Ltd.	5,600	147,438
Inabata & Co. Ltd.	4,200	97,560
Japan Pulp & Paper Co. Ltd.	1,400	61,440
Kanamoto Co. Ltd.	2,800	55,792
Kanematsu Corp.	8,400	145,470
Nagase & Co. Ltd.	9,800	215,395
Nichiden Corp.	1,400	32,789
Nishio Holdings Co. Ltd.	1,400	40,579
Senshu Electric Co. Ltd.	1,400	50,395
Sojitz Corp.	23,800	571,977
Sumiseki Holdings Inc.(b)	1,400	9,334
Totech Corp.	2,800	47,911
Trusco Nakayama Corp.	4,200	68,600
Wakita & Co. Ltd.	4,200	46,868
Yamazen Corp.	5,600	52,862
Yuasa Trading Co. Ltd.	1,400	49,653
		1,792,254
Transportation Infrastructure — 0.7%
Japan Airport Terminal Co. Ltd.	7,000	242,137
Kamigumi Co. Ltd.	8,400	189,944
Mitsubishi Logistics Corp.	5,600	197,473
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure (continued)
Sumitomo Warehouse Co. Ltd. (The)	5,600	$101,041
		730,595
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	2,800	79,973
Total Long-Term Investments — 99.3% (Cost: $111,121,982)		107,422,323
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	3,189,406	3,191,320
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	40,000	40,000
Total Short-Term Securities — 3.0% (Cost: $3,230,683)		3,231,320
Total Investments — 102.3% (Cost: $114,352,665)		110,653,643
Liabilities in Excess of Other Assets — (2.3)%		(2,518,293)
Net Assets — 100.0%		$108,135,350

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,382,293	$808,230 (a)	$—	$53	$744	$3,191,320	3,189,406	$66,288 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—	(10,000)(a)	—	—	40,000	40,000	3,869	—
				$53	$744	$3,231,320		$70,157	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	33	09/12/24	$618	$56,021
Schedule of Investments
14

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Japan Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$56,021	$—	$—	$—	$56,021

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$93,577	$—	$—	$—	$93,577
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$49,554	$—	$—	$—	$49,554
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$893,294
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$382,498	$107,039,825	$—	$107,422,323
Short-Term Securities
Money Market Funds	3,231,320	—	—	3,231,320
	$3,613,818	$107,039,825	$—	$110,653,643
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$56,021	$—	$56,021

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Malaysia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 42.2%
AMMB Holdings Bhd	6,585,937	$7,929,887
CIMB Group Holdings Bhd	18,425,612	35,035,160
Hong Leong Bank Bhd	1,723,040	8,467,834
Malayan Banking Bhd	14,387,581	35,893,741
Public Bank Bhd	38,572,600	43,019,091
RHB Bank Bhd	4,042,902	5,737,228
		136,082,941
Chemicals — 3.1%
Petronas Chemicals Group Bhd(a)	7,418,800	9,973,512
Construction & Engineering — 2.8%
Gamuda Bhd	5,142,509	8,924,007
Diversified Telecommunication Services — 1.5%
Telekom Malaysia Bhd	3,050,500	4,771,393
Electric Utilities — 7.3%
Tenaga Nasional Bhd(a)	6,930,812	23,492,195
Food Products — 10.3%
IOI Corp. Bhd	6,661,230	6,199,755
Kuala Lumpur Kepong Bhd	1,310,289	6,591,929
Nestle Malaysia Bhd	186,400	4,577,229
PPB Group Bhd	1,696,219	5,727,288
QL Resources Bhd	2,901,650	4,364,557
SD Guthrie Bhd	5,497,155	5,823,943
		33,284,701
Gas Utilities — 2.8%
Petronas Gas Bhd	2,097,100	8,868,707
Health Care Providers & Services — 2.6%
IHH Healthcare Bhd	5,833,700	8,462,070
Hotels, Restaurants & Leisure — 3.2%
Genting Bhd	5,649,700	5,645,043
Genting Malaysia Bhd(a)	7,866,700	4,590,564
		10,235,607
Industrial Conglomerates — 3.1%
Sime Darby Bhd	7,223,355	4,149,530
Sunway Bhd	6,031,600	5,721,124
		9,870,654
Marine Transportation — 2.1%
MISC Bhd	3,548,120	6,886,923
Metals & Mining — 3.5%
Press Metal Aluminium Holdings Bhd	9,824,200	11,315,449
Security	Shares	Value
Multi-Utilities — 3.7%
YTL Corp. Bhd	8,794,800	$5,924,800
YTL Power International Bhd	6,562,800	5,916,011
		11,840,811
Oil, Gas & Consumable Fuels — 1.2%
Petronas Dagangan Bhd	789,700	3,851,215
Semiconductors & Semiconductor Equipment — 1.7%
Inari Amertron Bhd	7,503,700	5,477,639
Specialty Retail — 1.3%
MR DIY Group M Bhd(b)	8,765,900	4,172,862
Transportation Infrastructure — 1.8%
Malaysia Airports Holdings Bhd	2,431,500	5,906,478
Wireless Telecommunication Services — 5.6%
Axiata Group Bhd	7,298,500	4,301,276
CELCOMDIGI Bhd	9,325,100	8,354,496
Maxis Bhd(a)	6,226,300	5,563,015
		18,218,787
Total Long-Term Investments — 99.8% (Cost: $187,758,912)		321,635,951
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	12,011,301	12,018,508
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	330,000	330,000
Total Short-Term Securities — 3.8% (Cost: $12,348,103)		12,348,508
Total Investments — 103.6% (Cost: $200,107,015)		333,984,459
Liabilities in Excess of Other Assets — (3.6)%		(11,563,004)
Net Assets — 100.0%		$322,421,455

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
16

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Malaysia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$626,494	$11,391,210 (a)	$—	$496	$308	$12,018,508	12,011,301	$64,457 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	80,000 (a)	—	—	—	330,000	330,000	24,407	—
				$496	$308	$12,348,508		$88,864	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	14	09/20/24	$770	$2,072
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,072	$—	$—	$—	$2,072

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(88,793)	$—	$—	$—	$(88,793)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$8,850	$—	$—	$—	$8,850
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$333,306
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Malaysia ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$39,696,517	$281,939,434	$—	$321,635,951
Short-Term Securities
Money Market Funds	12,348,508	—	—	12,348,508
	$52,045,025	$281,939,434	$—	$333,984,459
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,072	$—	$—	$2,072

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments
August 31, 2024
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 68.8%
Ampol Ltd.	249,584	$4,883,224
ANZ Group Holdings Ltd.	3,149,597	64,646,540
APA Group	1,343,244	6,883,599
Aristocrat Leisure Ltd.	595,301	21,973,381
ASX Ltd.	202,228	8,372,409
BHP Group Ltd.	5,308,209	146,154,176
BlueScope Steel Ltd.	463,422	6,456,368
Brambles Ltd.	1,457,663	17,969,019
CAR Group Ltd.	376,469	9,662,041
Cochlear Ltd.	68,378	13,882,339
Coles Group Ltd.	1,396,871	17,734,619
Commonwealth Bank of Australia	1,751,683	164,977,484
Computershare Ltd.	557,236	10,713,028
CSL Ltd.	505,805	105,042,779
Dexus	1,127,634	5,480,554
Endeavour Group Ltd./Australia	1,593,474	5,745,597
Fortescue Ltd.	1,772,460	21,835,787
Goodman Group	1,789,032	40,360,274
GPT Group (The)	2,004,974	6,635,540
Insurance Australia Group Ltd.	2,482,929	12,688,613
James Hardie Industries PLC(a)	452,701	16,887,127
Lottery Corp. Ltd. (The)	2,321,109	7,816,948
Macquarie Group Ltd.	379,865	55,290,604
Medibank Pvt Ltd.	2,875,710	7,507,570
Mineral Resources Ltd.	185,121	4,996,688
Mirvac Group	4,120,565	5,658,196
National Australia Bank Ltd.	3,237,434	83,435,547
Northern Star Resources Ltd.	1,203,421	12,287,741
Orica Ltd.	508,478	6,099,243
Origin Energy Ltd.	1,803,145	12,157,095
Pilbara Minerals Ltd.(b)	2,989,565	5,985,338
Pro Medicus Ltd.	60,093	6,149,277
Qantas Airways Ltd.(a)	838,957	3,795,687
QBE Insurance Group Ltd.	1,572,514	16,769,262
Ramsay Health Care Ltd.	192,248	5,396,747
REA Group Ltd.	55,128	8,165,594
Reece Ltd.	237,951	4,392,545
Rio Tinto Ltd.	388,540	29,088,637
Santos Ltd.	3,401,993	16,585,987
Scentre Group	5,437,506	12,599,243
SEEK Ltd.	373,472	5,815,392
Seven Group Holdings Ltd.	212,996	5,916,912
Sonic Healthcare Ltd.	475,859	8,904,255
South32 Ltd.	4,747,110	9,996,923
Stockland	2,489,463	8,407,169
Suncorp Group Ltd.	1,331,693	15,903,892
Telstra Group Ltd.	4,237,355	11,254,916
Transurban Group	3,236,481	29,579,175
Treasury Wine Estates Ltd.	849,294	6,552,104
Vicinity Ltd.	4,050,881	6,061,439
Washington H Soul Pattinson & Co. Ltd.	245,735	5,730,268
Wesfarmers Ltd.	1,187,739	58,266,397
Westpac Banking Corp.	3,624,176	76,409,006
WiseTech Global Ltd.	174,504	14,061,383
Woodside Energy Group Ltd.	1,987,361	36,406,957
Woolworths Group Ltd.	1,278,598	30,843,696
Xero Ltd.(a)	151,790	14,721,873
		1,357,994,204
Hong Kong — 16.2%
AIA Group Ltd.	11,662,814	82,137,455
Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	3,873,500	$12,158,611
CK Asset Holdings Ltd.	2,024,732	8,148,232
CK Hutchison Holdings Ltd.	2,806,232	15,383,079
CK Infrastructure Holdings Ltd.	661,708	4,895,249
CLP Holdings Ltd.	1,719,000	15,337,563
Futu Holdings Ltd., ADR(a)	58,966	3,747,879
Galaxy Entertainment Group Ltd.	2,289,000	8,830,173
Hang Seng Bank Ltd.	796,200	9,587,350
Henderson Land Development Co. Ltd.	1,502,442	4,667,922
HKT Trust & HKT Ltd., Class SS	3,977,338	5,050,044
Hong Kong & China Gas Co. Ltd.	11,668,253	9,473,489
Hong Kong Exchanges & Clearing Ltd.	1,260,600	38,464,951
Hongkong Land Holdings Ltd.	1,161,800	4,359,303
Jardine Matheson Holdings Ltd.	165,600	5,968,224
Link REIT	2,673,463	12,563,989
MTR Corp. Ltd.	1,630,786	5,733,332
Power Assets Holdings Ltd.	1,446,500	10,067,523
Sands China Ltd.(a)	2,550,800	4,621,997
Sino Land Co. Ltd.	4,026,800	4,306,354
SITC International Holdings Co. Ltd.	1,389,000	3,271,556
Sun Hung Kai Properties Ltd.	1,516,500	14,733,447
Swire Pacific Ltd., Class A	445,000	3,777,248
Techtronic Industries Co. Ltd.	1,438,707	19,276,949
WH Group Ltd.(c)	8,729,500	6,331,247
Wharf Holdings Ltd. (The)	1,112,850	2,912,987
Wharf Real Estate Investment Co. Ltd.	1,757,600	5,103,771
		320,909,924
New Zealand — 1.7%
Auckland International Airport Ltd.	1,392,982	6,605,190
Fisher & Paykel Healthcare Corp. Ltd.	613,047	13,683,709
Mercury NZ Ltd.	725,848	2,843,177
Meridian Energy Ltd.	1,357,340	5,379,751
Spark New Zealand Ltd.	1,888,392	4,227,641
		32,739,468
Singapore — 12.6%
CapitaLand Ascendas REIT	3,898,380	8,594,719
CapitaLand Integrated Commercial Trust	5,663,638	9,202,345
CapitaLand Investment Ltd./Singapore	2,450,700	5,090,898
DBS Group Holdings Ltd.	2,085,410	58,233,606
Genting Singapore Ltd.(b)	6,353,600	3,921,095
Grab Holdings Ltd., Class A(a)	2,210,563	7,118,013
Keppel Ltd.(b)	1,524,400	7,207,541
Oversea-Chinese Banking Corp. Ltd.	3,544,224	39,505,600
Sea Ltd., ADR(a)(b)	387,444	30,340,740
Sembcorp Industries Ltd.	923,400	3,492,308
Singapore Airlines Ltd.(b)	1,558,250	7,500,034
Singapore Exchange Ltd.	897,300	7,443,969
Singapore Technologies Engineering Ltd.	1,635,500	5,576,676
Singapore Telecommunications Ltd.	7,778,428	18,654,482
United Overseas Bank Ltd.	1,323,400	31,813,209
Wilmar International Ltd.	2,017,400	4,852,263
		248,547,498
Total Long-Term Investments — 99.3% (Cost: $1,904,173,251)		1,960,191,094
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	11,634,366	11,641,346
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	780,000	$780,000
Total Short-Term Securities — 0.6% (Cost: $12,418,415)		12,421,346
Total Investments — 99.9% (Cost: $1,916,591,666)		1,972,612,440
Other Assets Less Liabilities — 0.1%		1,227,382
Net Assets — 100.0%		$1,973,839,822

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,545,074	$2,090,008 (a)	$—	$6,691	$(427)	$11,641,346	11,634,366	$65,454 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	820,000	—	(40,000)(a)	—	—	780,000	780,000	83,656	—
				$6,691	$(427)	$12,421,346		$149,110	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	75	09/19/24	$10,190	$198,238
MSCI Singapore Index	125	09/27/24	3,081	15,684
				$213,922
Schedule of Investments
20

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Pacific ex Japan ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$213,922	$—	$—	$—	$213,922

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$865,060	$—	$—	$—	$865,060
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$68,737	$—	$—	$—	$68,737
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,541,945
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$59,159,797	$1,901,031,297	$—	$1,960,191,094
Short-Term Securities
Money Market Funds	12,421,346	—	—	12,421,346
	$71,581,143	$1,901,031,297	$—	$1,972,612,440
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$213,922	$—	$213,922

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Singapore ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.3%
Singapore Technologies Engineering Ltd.	6,420,000	$21,890,712
Banks — 45.7%
DBS Group Holdings Ltd.	4,110,550	114,784,215
Oversea-Chinese Banking Corp. Ltd.	8,659,050	96,517,874
United Overseas Bank Ltd.	957,100	23,007,724
		234,309,813
Capital Markets — 4.5%
Singapore Exchange Ltd.	2,793,177	23,172,098
Diversified Telecommunication Services — 4.7%
Singapore Telecommunications Ltd.	10,057,268	24,119,671
Entertainment — 4.3%
Sea Ltd., ADR(a)	278,396	21,801,191
Food Products — 4.5%
Wilmar International Ltd.	9,567,400	23,011,571
Ground Transportation — 4.4%
Grab Holdings Ltd., Class A(a)	6,986,628	22,496,942
Hotels, Restaurants & Leisure — 4.3%
Genting Singapore Ltd.	35,936,242	22,177,890
Industrial Conglomerates — 4.4%
Keppel Ltd.	4,822,900	22,803,234
Industrial REITs — 4.6%
CapitaLand Ascendas REIT	10,638,194	23,453,918
Multi-Utilities — 4.6%
Sembcorp Industries Ltd.	6,170,200	23,335,758
Security	Shares	Value
Passenger Airlines — 4.5%
Singapore Airlines Ltd.(b)	4,838,667	$23,289,052
Real Estate Management & Development — 1.5%
CapitaLand Investment Ltd./Singapore(b)	3,827,900	7,951,789
Retail REITs — 3.0%
CapitaLand Integrated Commercial Trust	9,395,494	15,265,908
Total Long-Term Investments — 99.3% (Cost: $459,366,755)		509,079,547
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	6,941,619	6,945,783
Total Short-Term Securities — 1.4% (Cost: $6,943,775)		6,945,783
Total Investments — 100.7% (Cost: $466,310,530)		516,025,330
Liabilities in Excess of Other Assets — (0.7)%		(3,467,017)
Net Assets — 100.0%		$512,558,313

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,785,173	$4,154,812 (a)	$—	$3,997	$1,801	$6,945,783	6,941,619	$37,044 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	420,000	—	(420,000)(a)	—	—	—	—	34,334	—
				$3,997	$1,801	$6,945,783		$71,378	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
22

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Singapore ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	134	09/27/24	$3,302	$16,216
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$16,216	$—	$—	$—	$16,216

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$779,977	$—	$—	$—	$779,977
Swaps	—	—	42,440	—	—	—	42,440
	$—	$—	$822,417	$—	$—	$—	$822,417
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,546)	$—	$—	$—	$(1,546)
Swaps	—	—	489	—	—	—	489
	$—	$—	$(1,057)	$—	$—	$—	$(1,057)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,903,343
Total return swaps:
Average notional value	$1,521,580
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
23
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Singapore ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$44,298,133	$464,781,414	$—	$509,079,547
Short-Term Securities
Money Market Funds	6,945,783	—	—	6,945,783
	$51,243,916	$464,781,414	$—	$516,025,330
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$16,216	$—	$16,216

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
24

Schedule of Investments
August 31, 2024
iShares® MSCI Taiwan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.(a)	16,162,670	$25,114,431
Banks — 10.3%
Chang Hwa Commercial Bank Ltd.	48,242,210	26,631,311
CTBC Financial Holding Co. Ltd.(a)	86,423,325	88,284,512
E.Sun Financial Holding Co. Ltd.(a)	72,393,103	63,820,257
First Financial Holding Co. Ltd.(a)	59,746,918	50,951,649
Hua Nan Financial Holdings Co. Ltd.(a)	53,022,410	42,306,649
Mega Financial Holding Co. Ltd.(a)	58,810,297	71,735,642
Shanghai Commercial & Savings Bank Ltd. (The)(a)	25,313,218	31,877,644
SinoPac Financial Holdings Co. Ltd.	66,510,281	49,997,152
Taishin Financial Holding Co. Ltd.	69,436,483	40,154,430
Taiwan Business Bank	53,787,355	26,572,369
Taiwan Cooperative Financial Holding Co. Ltd.	57,850,418	46,861,533
		539,193,148
Biotechnology — 0.7%
PharmaEssentia Corp.(b)	1,754,000	38,215,037
Chemicals — 2.1%
Formosa Chemicals & Fibre Corp.(a)	23,380,610	32,035,326
Formosa Plastics Corp.(a)	22,965,518	37,051,919
Nan Ya Plastics Corp.(a)	28,729,938	40,736,584
		109,823,829
Communications Equipment — 1.0%
Accton Technology Corp.	3,219,000	51,255,668
Construction Materials — 1.3%
Asia Cement Corp.(a)	18,871,136	26,590,774
TCC Group Holdings Co. Ltd.(a)	38,939,645	40,113,292
		66,704,066
Consumer Staples Distribution & Retail — 0.6%
President Chain Store Corp.	3,727,215	32,767,329
Diversified Telecommunication Services — 1.3%
Chunghwa Telecom Co. Ltd.	17,990,648	69,741,969
Electrical Equipment — 1.5%
Fortune Electric Co. Ltd.(a)	1,198,800	25,052,813
Voltronic Power Technology Corp.	467,000	29,109,770
Walsin Lihwa Corp.(a)	24,035,178	26,450,090
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		80,612,675
Electronic Equipment, Instruments & Components — 14.4%
AUO Corp.(a)	51,973,664	26,724,539
Delta Electronics Inc.(a)	9,065,180	113,013,539
E Ink Holdings Inc.(a)	4,957,000	47,362,976
Hon Hai Precision Industry Co. Ltd.(a)	53,270,296	307,515,214
Innolux Corp.	58,441,296	28,888,828
Largan Precision Co. Ltd.(a)	540,794	52,738,887
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.	11,119,364	25,034,108
Unimicron Technology Corp.	7,925,000	40,668,295
WPG Holdings Ltd.(a)	13,700,604	34,841,773
Yageo Corp.(a)	2,437,460	50,173,430
Zhen Ding Technology Holding Ltd.(a)	6,166,072	26,118,668
		753,080,257
Financial Services — 1.8%
Chailease Holding Co. Ltd.(a)	8,537,405	38,883,613
Yuanta Financial Holding Co. Ltd.	57,711,639	57,601,471
		96,485,084
Security	Shares	Value
Food Products — 1.2%
Uni-President Enterprises Corp.	23,835,189	$61,417,034
Household Durables — 0.5%
Nien Made Enterprise Co. Ltd.	1,705,000	24,952,796
Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.(a)	23,795,843	26,897,135
Insurance — 5.4%
Cathay Financial Holding Co. Ltd.	42,813,798	85,113,686
Fubon Financial Holding Co. Ltd.(a)	37,820,414	108,571,009
KGI Financial Holding Co. Ltd.	88,017,587	44,337,560
Shin Kong Financial Holding Co. Ltd.(a)(b)	104,700,042	42,167,747
		280,190,002
Machinery — 0.5%
Airtac International Group(a)	1,051,826	28,450,530
Marine Transportation — 1.7%
Evergreen Marine Corp. Taiwan Ltd.(a)	6,222,013	36,595,006
Wan Hai Lines Ltd.(a)	8,534,000	22,141,002
Yang Ming Marine Transport Corp.(a)	13,731,000	27,714,074
		86,450,082
Metals & Mining — 0.9%
China Steel Corp.(a)	64,176,977	44,666,151
Passenger Airlines — 0.9%
China Airlines Ltd.(a)	33,105,000	21,334,974
Eva Airways Corp.(a)	23,325,000	25,803,449
		47,138,423
Real Estate Management & Development — 0.5%
Ruentex Development Co. Ltd.	15,376,969	23,665,228
Semiconductors & Semiconductor Equipment — 36.2%
Alchip Technologies Ltd.(a)	475,279	39,562,887
ASE Technology Holding Co. Ltd.(a)	15,761,432	75,634,018
eMemory Technology Inc.(a)	406,000	33,519,063
Global Unichip Corp.	714,000	24,935,564
Globalwafers Co. Ltd.(a)	1,901,000	28,810,184
MediaTek Inc.	6,539,175	253,830,144
Nanya Technology Corp.(a)(b)	12,921,000	21,305,655
Novatek Microelectronics Corp.(a)	3,145,544	53,128,445
Realtek Semiconductor Corp.	2,681,063	44,902,735
Silergy Corp.(a)	2,260,000	33,381,514
Taiwan Semiconductor Manufacturing Co. Ltd.	38,580,882	1,142,201,004
United Microelectronics Corp.(a)	52,772,501	91,711,380
Vanguard International Semiconductor Corp.(a)	7,118,000	27,396,199
Winbond Electronics Corp.(a)	31,794,299	23,918,194
		1,894,236,986
Specialty Retail — 0.7%
Hotai Motor Co. Ltd.(a)	1,837,500	37,822,863
Technology Hardware, Storage & Peripherals — 11.4%
Acer Inc.(a)	24,054,737	32,990,190
Advantech Co. Ltd.(a)	3,033,021	33,174,894
Asia Vital Components Co. Ltd.(a)	1,937,000	36,662,582
Asustek Computer Inc.	3,884,857	65,157,183
Catcher Technology Co. Ltd.	4,459,743	32,940,170
Compal Electronics Inc.(a)	31,349,554	32,615,529
Gigabyte Technology Co. Ltd.(a)	3,636,000	29,814,494
Inventec Corp.(a)	20,488,868	29,298,229
Lite-On Technology Corp.(a)	12,022,071	40,333,729
Micro-Star International Co. Ltd.	5,292,000	30,409,043
Pegatron Corp.	12,147,037	39,005,954
25
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Taiwan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Quanta Computer Inc.(a)	13,009,240	$109,290,188
Wistron Corp.(a)	14,560,000	46,380,477
Wiwynn Corp.	687,000	40,989,398
		599,062,060
Textiles, Apparel & Luxury Goods — 1.4%
Eclat Textile Co. Ltd.(a)	1,602,601	26,837,377
Feng TAY Enterprise Co. Ltd.(a)	5,035,916	22,968,449
Pou Chen Corp.	21,811,103	23,713,938
		73,519,764
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.	22,814,000	21,312,556
Wireless Telecommunication Services — 1.4%
Far EasTone Telecommunications Co. Ltd.(a)	12,476,259	35,312,956
Taiwan Mobile Co. Ltd.	10,851,609	38,033,916
		73,346,872
Total Long-Term Investments — 99.1% (Cost: $2,264,959,779)		5,186,121,975
Short-Term Securities
Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	613,306,253	613,674,237
Total Short-Term Securities — 11.7% (Cost: $613,527,228)		613,674,237
Total Investments — 110.8% (Cost: $2,878,487,007)		5,799,796,212
Liabilities in Excess of Other Assets — (10.8)%		(566,292,348)
Net Assets — 100.0%		$5,233,503,864

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$460,864,976	$152,646,338 (a)	$—	$49,193	$113,730	$613,674,237	613,306,253	$6,054,577 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	4,050,000	—	(4,050,000)(a)	—	—	—	—	392,821	—
				$49,193	$113,730	$613,674,237		$6,447,398	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
26

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Taiwan ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	690	09/27/24	$51,638	$286,419
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$286,419	$—	$—	$—	$286,419

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(963,845)	$—	$—	$—	$(963,845)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$195,103	$—	$—	$—	$195,103
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$20,055,602
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$5,186,121,973	$2	$5,186,121,975
Short-Term Securities
Money Market Funds	613,674,237	—	—	613,674,237
	$613,674,237	$5,186,121,973	$2	$5,799,796,212
27
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Taiwan ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$286,419	$—	$286,419

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
28

Schedule of Investments
August 31, 2024
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.4%
Sri Trang Agro-Industry PCL, NVDR	1,356,945	$892,559
Banks — 6.4%
Kasikornbank PCL, NVDR	935,600	3,952,570
Kiatnakin Phatra Bank PCL, NVDR(a)	347,273	471,805
Krung Thai Bank PCL, NVDR	5,526,500	2,983,124
SCB X PCL, NVDR(a)	1,329,100	4,200,138
Thanachart Capital PCL, NVDR	424,700	632,849
Tisco Financial Group PCL, NVDR	321,400	907,161
TMBThanachart Bank PCL, NVDR	38,584,600	2,107,335
		15,254,982
Beverages — 1.0%
Carabao Group PCL, NVDR	559,300	1,134,494
Osotspa PCL, NVDR	2,072,100	1,370,344
		2,504,838
Broadline Retail — 1.0%
Central Retail Corp. PCL, NVDR(a)	2,866,634	2,490,904
Building Products — 0.1%
Dynasty Ceramic PCL, NVDR	4,619,040	273,500
Capital Markets — 0.3%
Bangkok Commercial Asset Management PCL, NVDR	2,877,400	641,948
Chemicals — 1.3%
Eastern Polymer Group PCL, NVDR	624,100	72,653
PTT Global Chemical PCL, NVDR	3,437,607	2,532,809
TOA Paint Thailand PCL, NVDR	992,800	528,007
		3,133,469
Construction & Engineering — 0.8%
CH Karnchang PCL, NVDR	1,896,700	1,062,618
PSG Corp. PCL, NVS(a)(b)	21,622,200	326,360
Sino-Thai Engineering & Construction PCL, NVDR(a)	1,774,228	454,537
		1,843,515
Construction Materials — 4.1%
Siam Cement PCL (The), NVDR	1,229,200	8,346,909
Siam City Cement PCL, NVDR	144,400	678,375
Tipco Asphalt PCL, NVDR	1,030,200	511,371
TPI Polene PCL, NVDR(a)	9,458,100	335,344
		9,871,999
Consumer Finance — 2.9%
AEON Thana Sinsap Thailand PCL, NVDR	142,900	540,047
JMT Network Services PCL, NVDR	1,074,100	502,011
Krungthai Card PCL, NVDR(a)	1,433,800	1,764,471
Muangthai Capital PCL, NVDR	1,180,500	1,519,512
Ngern Tid Lor PCL, NVDR(a)	2,333,592	1,134,073
Srisawad Corp. PCL, NVDR	1,204,956	1,348,946
		6,809,060
Consumer Staples Distribution & Retail — 8.4%
Berli Jucker PCL, NVDR	1,605,100	1,067,063
CP ALL PCL, NVDR	8,989,300	16,024,877
CP Axtra PCL, NVDR(a)	3,239,900	2,962,608
		20,054,548
Containers & Packaging — 0.6%
SCG Packaging PCL, NVDR(a)	2,051,800	1,473,454
Diversified Consumer Services — 0.2%
SISB PCL(a)	463,400	411,289
Diversified Telecommunication Services — 2.6%
Jasmine International PCL, NVDR	6,309,168	481,995
Security	Shares	Value
Diversified Telecommunication Services (continued)
Jasmine Technology Solution PCL(b)	342,209	$715,822
True Corp. PCL, NVDR(b)	16,355,148	4,980,663
		6,178,480
Electronic Equipment, Instruments & Components — 7.7%
Delta Electronics Thailand PCL, NVDR(a)	4,800,908	15,105,800
Hana Microelectronics PCL, NVDR	1,058,800	1,221,314
Jaymart Group Holdings PCL, NVDR(a)(b)	972,200	446,003
KCE Electronics PCL, NVDR	1,409,500	1,585,836
		18,358,953
Food Products — 3.9%
Betagro PCL, NVS	1,091,400	770,757
Charoen Pokphand Foods PCL, NVDR	5,976,800	4,331,149
GFPT PCL, NVDR(a)	738,500	273,008
Ichitan Group PCL, NVDR	961,400	431,395
I-TAIL Corp. PCL, NVS	1,207,300	723,647
Sappe PCL(a)	166,100	345,150
Thai Union Group PCL, NVDR	4,430,800	2,052,200
Thai Vegetable Oil PCL, NVDR	726,688	492,090
		9,419,396
Ground Transportation — 0.7%
BTS Group Holdings PCL, NVDR(a)(b)	12,566,100	1,573,437
Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,633,600	511,270
Health Care Providers & Services — 9.5%
Bangkok Chain Hospital PCL, NVDR	2,000,425	910,224
Bangkok Dusit Medical Services PCL, NVDR	17,126,300	14,011,122
Bumrungrad Hospital PCL, NVDR	917,176	6,623,143
Chularat Hospital PCL, NVDR(a)	8,034,700	607,736
Thonburi Healthcare Group PCL, NVDR	487,800	432,383
		22,584,608
Hotels, Restaurants & Leisure — 2.7%
Asset World Corp. PCL, NVDR	4,451,000	434,985
Central Plaza Hotel PCL, NVDR(a)	761,900	787,047
Erawan Group PCL (The), NVDR	4,395,100	496,565
Minor International PCL, NVDR(a)	5,371,410	4,276,462
MK Restaurants Group PCL, NVDR	457,400	361,514
		6,356,573
Independent Power and Renewable Electricity Producers — 5.5%
B Grimm Power PCL, NVDR(a)	1,464,000	871,835
Banpu Power PCL, NVDR	1,011,500	367,342
BCPG PCL, NVDR	1,991,250	358,890
CK Power PCL, NVDR(a)	3,358,360	358,685
Electricity Generating PCL, NVDR	378,400	1,194,278
Energy Absolute PCL, NVDR(a)	3,346,200	650,242
Gulf Energy Development PCL, NVDR(a)	4,623,800	6,917,009
Gunkul Engineering PCL, NVDR	6,427,322	462,050
Ratch Group PCL, NVDR	1,730,100	1,556,178
TPI Polene Power PCL, NVDR	4,177,500	367,823
		13,104,332
Insurance — 0.8%
Bangkok Life Assurance PCL, NVDR	974,600	504,218
Dhipaya Group Holdings PCL, NVDR(a)	458,200	359,589
Thai Life Insurance PCL, NVDR	3,684,000	849,024
TQM Alpha PCL, NVDR	353,200	289,594
		2,002,425
Marine Transportation — 0.2%
Regional Container Lines PCL, NVDR(a)	612,800	424,965
29
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.5%
Plan B Media PCL, NVDR	3,285,860	$795,273
VGI PCL, NVDR(a)(b)	6,442,750	463,426
		1,258,699
Oil, Gas & Consumable Fuels — 13.7%
Bangchak Corp. PCL, NVDR	1,425,400	1,571,373
Bangchak Sriracha PCL, NVDR(a)	1,179,000	248,884
Banpu PCL, NVDR	12,718,524	2,045,827
IRPC PCL, NVDR	15,912,400	671,934
Prima Marine PCL, NVDR	1,527,100	372,243
PTT Exploration & Production PCL, NVDR	2,138,184	8,942,831
PTT PCL, NVDR	15,390,700	15,217,773
Siamgas & Petrochemicals PCL, NVDR	300,500	61,263
Star Petroleum Refining PCL, NVDR	2,812,200	590,045
Thai Oil PCL, NVDR(a)	1,889,700	2,960,419
		32,682,592
Passenger Airlines — 0.5%
Asia Aviation PCL, NVDR(b)	8,360,947	592,938
Bangkok Airways PCL, NVDR	1,020,200	672,476
		1,265,414
Personal Care Products — 0.2%
Karmarts PCL	1,059,000	413,024
Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	564,300	630,585
Real Estate Management & Development — 6.4%
Amata Corp. PCL, NVDR	1,239,800	801,420
AP Thailand PCL, NVDR(a)	3,785,786	944,846
Central Pattana PCL, NVDR	3,185,400	5,586,534
Land & Houses PCL, NVDR	13,263,800	2,209,463
MBK PCL, NVDR	1,432,000	731,378
Pruksa Holding PCL, NVDR(a)	931,100	247,596
Quality Houses PCL, NVDR	11,467,632	610,487
Sansiri PCL, NVDR	23,404,937	1,183,427
Supalai PCL, NVDR	1,878,700	976,743
WHA Corp. PCL, NVDR	13,045,240	2,041,301
		15,333,195
Specialty Retail — 3.3%
Aurora Design PCL, NVDR(a)	723,900	320,828
Com7 PCL, NVDR	1,725,100	1,248,641
Dohome PCL, NVDR(a)	1,834,137	584,884
Home Product Center PCL, NVDR(a)	9,377,473	2,501,035
PTG Energy PCL, NVDR	317,000	79,134
PTT Oil & Retail Business PCL, NVDR	4,541,700	2,076,764
Siam Global House PCL, NVDR	2,496,400	1,086,604
		7,897,890
Transportation Infrastructure — 6.0%
Airports of Thailand PCL, NVDR(a)	6,598,200	11,634,759
Bangkok Expressway & Metro PCL, NVDR(a)	12,091,653	2,735,159
		14,369,918
Security	Shares	Value
Water Utilities — 0.3%
TTW PCL, NVDR	2,264,366	$615,509
Wireless Telecommunication Services — 7.2%
Advanced Info Service PCL, NVDR	1,830,319	13,349,837
Intouch Holdings PCL, NVDR	1,519,700	3,700,990
		17,050,827
Total Common Stocks — 99.7% (Cost: $329,003,639)		237,688,157
Rights
Ground Transportation — 0.0%
BTS Group Holdings Public Co., Ltd., NVDR (Expires 10/31/24, Strike Price THB 4.5)	2,761,266	1
Total Rights — 0.0% (Cost: $—)		1
Warrants
Interactive Media & Services — 0.0%
VGI Public Co., Ltd., (Expires 12/31/25, Strike Price THB 1.5)	621,735	17,268
Total Warrants — 0.0% (Cost: $—)		17,268
Total Long-Term Investments — 99.7% (Cost: $329,003,639)		237,705,426
Short-Term Securities
Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	28,678,081	28,695,288
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	520,000	520,000
Total Short-Term Securities — 12.3% (Cost: $29,199,943)		29,215,288
Total Investments — 112.0% (Cost: $358,203,582)		266,920,714
Liabilities in Excess of Other Assets — (12.0)%		(28,564,110)
Net Assets — 100.0%		$238,356,604

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
30

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Thailand ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,594,784	$11,095,280 (a)	$—	$(3,307)	$8,531	$28,695,288	28,678,081	$1,638,285 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	900,000	—	(380,000)(a)	—	—	520,000	520,000	27,461	—
				$(3,307)	$8,531	$29,215,288		$1,665,746	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	17	09/20/24	$935	$(5,893)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,893	$—	$—	$—	$5,893

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$49,181	$—	$—	$—	$49,181
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$3,819	$—	$—	$—	$3,819
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$764,971
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
31
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Thailand ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,464,127	$229,224,030	$—	$237,688,157
Rights	—	1	—	1
Warrants	—	17,268	—	17,268
Short-Term Securities
Money Market Funds	29,215,288	—	—	29,215,288
	$37,679,415	$229,241,299	$—	$266,920,714
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,893)	$—	$—	$(5,893)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
32

Statements of Assets and Liabilities
August 31, 2024

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$507,034,485	$107,422,323	$321,635,951	$1,960,191,094
Investments, at value—affiliated(c)	5,323,617	3,231,320	12,348,508	12,421,346
Cash	6,567	7,145	7,105	—
Cash pledged for futures contracts	126,500	—	10,000	—
Foreign currency collateral pledged for futures contracts(d)	—	32,472	—	979,927
Foreign currency, at value(e)	38,302	92,156	8,287	4,663,041
Receivables:
Investments sold	14,045,067	2,897,503	5,935,083	9,550,531
Securities lending income—affiliated	269	4,308	7,154	3,528
Swaps	20,597	—	—	—
Dividends—unaffiliated	1,747,922	314,417	321,129	8,159,772
Dividends—affiliated	3,501	120	1,440	2,515
Tax reclaims	—	740	—	—
Variation margin on futures contracts	—	8,364	317	35,986
Total assets	528,346,827	114,010,868	340,274,974	1,996,007,740
LIABILITIES
Bank overdraft	—	—	—	4,502
Due to broker	1,067	—	—	—
Collateral on securities loaned, at value	4,734,472	3,190,765	12,000,864	11,665,827
Payables:
Investments purchased	14,173,873	2,639,506	5,725,124	9,736,034
Swaps	9,336	—	—	—
Investment advisory fees	206,808	45,247	127,531	761,555
Variation margin on futures contracts	20,527	—	—	—
Total liabilities	19,146,083	5,875,518	17,853,519	22,167,918
Commitments and contingent liabilities
NET ASSETS	$509,200,744	$108,135,350	$322,421,455	$1,973,839,822
NET ASSETS CONSIST OF
Paid-in capital	$1,354,078,856	$133,837,496	$337,691,209	$2,703,988,212
Accumulated loss	(844,878,112)	(25,702,146)	(15,269,754)	(730,148,390)
NET ASSETS	$509,200,744	$108,135,350	$322,421,455	$1,973,839,822
NET ASSET VALUE
Shares outstanding	31,575,000	1,400,000	12,450,000	43,200,000
Net asset value	$16.13	$77.24	$25.90	$45.69
Shares authorized	375 million	500 million	300 million	1 billion
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$704,530,302	$111,121,982	$187,758,912	$1,904,173,251
(b) Securities loaned, at value	$4,863,875	$2,814,871	$11,387,159	$11,102,951
(c) Investments, at cost—affiliated	$5,323,878	$3,230,683	$12,348,103	$12,418,415
(d) Foreign currency collateral pledged, at cost	$—	$32,779	$—	$980,682
(e) Foreign currency, at cost	$38,221	$92,485	$7,722	$4,662,846
See notes to financial statements.
33
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities (continued)
August 31, 2024

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$509,079,547	$5,186,121,975	$237,705,426
Investments, at value—affiliated(c)	6,945,783	613,674,237	29,215,288
Cash	—	—	9,595
Cash pledged for futures contracts	—	3,450,000	48,000
Foreign currency collateral pledged for futures contracts(d)	173,187	—	—
Foreign currency, at value(e)	2,502,816	171,568,372	66,847
Receivables:
Investments sold	12,759,290	129,930,965	5,947,557
Securities lending income—affiliated	3,098	758,272	106,164
Swaps	96,960	—	—
Dividends—unaffiliated	1,961,219	18,404,672	1,122,546
Dividends—affiliated	1,541	12,914	1,627
Variation margin on futures contracts	30,742	322,885	1,034
Total assets	533,554,183	6,124,244,292	274,224,084
LIABILITIES
Bank overdraft	357,457	136,486,645	—
Due to broker	15,349	—	—
Collateral on securities loaned, at value	6,931,212	613,671,624	28,694,910
Payables:
Investments purchased	13,467,985	137,469,107	7,056,681
Swaps	15,210	—	—
Foreign taxes	—	550,380	—
Investment advisory fees	208,657	2,562,672	115,889
Total liabilities	20,995,870	890,740,428	35,867,480
Commitments and contingent liabilities
NET ASSETS	$512,558,313	$5,233,503,864	$238,356,604
NET ASSETS CONSIST OF
Paid-in capital	$835,141,548	$2,271,481,958	$491,586,215
Accumulated earnings (loss)	(322,583,235)	2,962,021,906	(253,229,611)
NET ASSETS	$512,558,313	$5,233,503,864	$238,356,604
NET ASSET VALUE
Shares outstanding	24,800,000	97,000,000	3,850,000
Net asset value	$20.67	$53.95	$61.91
Shares authorized	300 million	900 million	200 million
Par value	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$459,366,755	$2,264,959,779	$329,003,639
(b) Securities loaned, at value	$6,573,742	$568,108,326	$26,989,357
(c) Investments, at cost—affiliated	$6,943,775	$613,527,228	$29,199,943
(d) Foreign currency collateral pledged, at cost	$173,686	$—	$—
(e) Foreign currency, at cost	$2,507,792	$171,602,477	$66,582
See notes to financial statements.
Statements of Assets and Liabilities
34

Statements of Operations
Year Ended August 31, 2024

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF
INVESTMENT INCOME
Dividends—unaffiliated	$23,317,089	$3,152,749	$10,136,083	$77,540,762
Dividends—affiliated	54,800	3,869	24,407	83,656
Interest—unaffiliated	3,496	—	2,107	20,136
Securities lending income—affiliated—net	30,030	66,288	64,457	65,454
Foreign taxes withheld	—	(317,577)	—	(626,412)
Total investment income	23,405,415	2,905,329	10,227,054	77,083,596
EXPENSES
Investment advisory	2,674,550	590,240	1,263,983	8,891,693
Commitment costs	5,249	1,176	2,432	—
Interest expense	—	41	347	107
Total expenses	2,679,799	591,457	1,266,762	8,891,800
Net investment income	20,725,616	2,313,872	8,960,292	68,191,796
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(97,606,034)	(5,531,725)	2,743,524	(80,850,591)
Investments—affiliated	(3,841)	53	496	6,691
Foreign currency transactions	32,181	(69,753)	(74,684)	324,254
Futures contracts	(1,130,780)	93,577	(88,793)	865,060
In-kind redemptions—unaffiliated(a)	(429,005)	9,143,528	—	29,378,521
Swaps	(485,301)	—	—	—
	(99,622,780)	3,635,680	2,580,543	(50,276,065)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	32,205,927	6,700,556	54,525,294	249,157,538
Investments—affiliated	(261)	744	308	(427)
Foreign currency translations	726	18,937	6,712	24,395
Futures contracts	108,075	49,554	8,850	68,737
Swaps	20,319	—	—	—
	32,334,786	6,769,791	54,541,164	249,250,243
Net realized and unrealized gain (loss)	(67,287,994)	10,405,471	57,121,707	198,974,178
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,562,378)	$12,719,343	$66,081,999	$267,165,974
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
35
2024 iShares Annual Financial Statements

Statements of Operations (continued)
Year Ended August 31, 2024

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF
INVESTMENT INCOME
Dividends—unaffiliated	$22,963,020	$137,331,457	$8,277,299
Dividends—affiliated	34,334	392,821	27,461
Interest—unaffiliated	2,583	61,913	2,289
Securities lending income—affiliated—net(a)	37,044	6,054,577	1,638,285
Foreign taxes withheld	(191,374)	(26,537,589)	(782,867)
Other foreign taxes	—	(75,845)	—
Total investment income	22,845,607	117,227,334	9,162,467
EXPENSES
Investment advisory	2,271,448	24,086,418	1,504,764
Commitment costs	4,584	36,150	2,460
Interest expense	—	9,754	180
Total expenses	2,276,032	24,132,322	1,507,404
Net investment income	20,569,575	93,095,012	7,655,063
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(29,212,918)	155,297,747	(23,755,370)
Investments—affiliated	3,997	49,193	(3,307)
Foreign currency transactions	224,117	(916,432)	(73,943)
Futures contracts	779,977	(963,845)	49,181
In-kind redemptions—unaffiliated(b)	17,888,602	—	(1,706,073)
Swaps	42,440	—	—
	(10,273,785)	153,466,663	(25,489,512)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	57,675,874	880,951,480	(9,098,685)
Investments—affiliated	1,801	113,730	8,531
Foreign currency translations	10,135	320,547	6,985
Futures contracts	(1,546)	195,103	3,819
Swaps	489	—	—
	57,686,753	881,580,860	(9,079,350)
Net realized and unrealized gain (loss)	47,412,968	1,035,047,523	(34,568,862)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,982,543	$1,128,142,535	$(26,913,799)
(a) Net of securities lending income tax paid of	$—	$1,507,902	$—
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
36

Statements of Changes in Net Assets

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,725,616	$24,045,036	$2,313,872	$1,366,455
Net realized gain (loss)	(99,622,780)	(49,970,112)	3,635,680	(1,257,808)
Net change in unrealized appreciation (depreciation)	32,334,786	(34,987,506)	6,769,791	9,917,247
Net increase (decrease) in net assets resulting from operations	(46,562,378)	(60,912,582)	12,719,343	10,025,894
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,933,938)	(22,175,367)	(2,710,304)	(700,151)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(46,634,759)	(17,339,573)	(21,206,680)	47,638,207
NET ASSETS
Total increase (decrease) in net assets	(119,131,075)	(100,427,522)	(11,197,641)	56,963,950
Beginning of year	628,331,819	728,759,341	119,332,991	62,369,041
End of year	$509,200,744	$628,331,819	$108,135,350	$119,332,991

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
37
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,960,292	$8,172,540	$68,191,796	$88,727,313
Net realized gain (loss)	2,580,543	(5,897,731)	(50,276,065)	32,712,198
Net change in unrealized appreciation (depreciation)	54,541,164	(10,151,912)	249,250,243	(70,373,123)
Net increase (decrease) in net assets resulting from operations	66,081,999	(7,877,103)	267,165,974	51,066,388
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,448,335)	(6,188,831)	(73,370,730)	(73,694,870)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,946,437	37,520,108	(62,623,096)	(269,711,578)
NET ASSETS
Total increase (decrease) in net assets	64,580,101	23,454,174	131,172,148	(292,340,060)
Beginning of year	257,841,354	234,387,180	1,842,667,674	2,135,007,734
End of year	$322,421,455	$257,841,354	$1,973,839,822	$1,842,667,674

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
38

Statements of Changes in Net Assets(continued)

	iShares MSCI Singapore ETF		iShares MSCI Taiwan ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,569,575	$22,119,836	$93,095,012	$109,083,296
Net realized gain (loss)	(10,273,785)	(74,532,096)	153,466,663	330,342,830
Net change in unrealized appreciation (depreciation)	57,686,753	88,871,139	881,580,860	(157,200,638)
Net increase in net assets resulting from operations	67,982,543	36,458,879	1,128,142,535	282,225,488
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,657,062)	(23,446,994)	(408,443,157)	(610,656,019)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(21,806,753)	(78,461,229)	1,231,812,925	(139,729,366)
NET ASSETS
Total increase (decrease) in net assets	24,518,728	(65,449,344)	1,951,512,303	(468,159,897)
Beginning of year	488,039,585	553,488,929	3,281,991,561	3,750,151,458
End of year	$512,558,313	$488,039,585	$5,233,503,864	$3,281,991,561

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
39
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI Thailand ETF
	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,655,063	$8,430,865
Net realized loss	(25,489,512)	(25,464,516)
Net change in unrealized appreciation (depreciation)	(9,079,350)	11,118,097
Net decrease in net assets resulting from operations	(26,913,799)	(5,915,554)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,662,439)	(7,677,615)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(35,154,195)	(12,854,550)
NET ASSETS
Total decrease in net assets	(69,730,433)	(26,447,719)
Beginning of year	308,087,037	334,534,756
End of year	$238,356,604	$308,087,037

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
40

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$18.17	$20.46	$25.80	$22.91	$23.00
Net investment income(a)	0.63	0.65	0.62	0.57	0.54
Net realized and unrealized gain (loss)(b)	(1.89)	(2.35)	(5.37)	2.92	(0.01)
Net increase (decrease) from investment operations	(1.26)	(1.70)	(4.75)	3.49	0.53
Distributions from net investment income(c)	(0.78)	(0.59)	(0.59)	(0.60)	(0.62)
Net asset value, end of year	$16.13	$18.17	$20.46	$25.80	$22.91
Total Return(d)
Based on net asset value	(6.97)%	(8.56)%	(18.61)%	15.24%	2.46%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	3.84%	3.25%	2.70%	2.26%	2.37%
Supplemental Data
Net assets, end of year (000)	$509,201	$628,332	$728,759	$1,023,773	$1,328,281
Portfolio turnover rate(f)	14%	20%	8%	21%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$70.20	$62.37	$81.49	$69.91	$68.75
Net investment income(a)	1.38	1.18	1.33	1.04	1.21
Net realized and unrealized gain (loss)(b)	7.31	7.15	(18.87)	11.13	2.78
Net increase (decrease) from investment operations	8.69	8.33	(17.54)	12.17	3.99
Distributions from net investment income(c)	(1.65)	(0.50)	(1.58)	(0.59)	(2.83)
Net asset value, end of year	$77.24	$70.20	$62.37	$81.49	$69.91
Total Return(d)
Based on net asset value	12.65%	13.37%	(21.70)%	17.41%	5.72%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.94%	1.78%	1.87%	1.33%	1.75%
Supplemental Data
Net assets, end of year (000)	$108,135	$119,333	$62,369	$73,337	$62,921
Portfolio turnover rate(f)	21%	8%	16%	21%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
42

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$21.09	$22.48	$26.60	$26.51	$28.02
Net investment income(a)	0.77	0.76	0.90	0.98	0.76
Net realized and unrealized gain (loss)(b)	4.77	(1.57)	(3.77)	(0.05)	(1.41)
Net increase (decrease) from investment operations	5.54	(0.81)	(2.87)	0.93	(0.65)
Distributions from net investment income(c)	(0.73)	(0.58)	(1.25)	(0.84)	(0.86)
Net asset value, end of year	$25.90	$21.09	$22.48	$26.60	$26.51
Total Return(d)
Based on net asset value	26.96%	(3.56)%	(10.92)%	3.51%	(2.27)%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	3.51%	3.50%	3.68%	3.62%	2.86%
Supplemental Data
Net assets, end of year (000)	$322,421	$257,841	$234,387	$265,299	$341,922
Portfolio turnover rate(f)	18%(g)	12%(g)	48%(g)	28%(g)	58%(g)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	10%	8%	11%	7%	16%
See notes to financial statements.
43
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$41.22	$41.86	$51.17	$42.98	$44.17
Net investment income(a)	1.54	1.82	1.69	1.30	1.29
Net realized and unrealized gain (loss)(b)	4.60	(0.94)	(8.28)	8.06	(0.98)
Net increase (decrease) from investment operations	6.14	0.88	(6.59)	9.36	0.31
Distributions from net investment income(c)	(1.67)	(1.52)	(2.72)	(1.17)	(1.50)
Net asset value, end of year	$45.69	$41.22	$41.86	$51.17	$42.98
Total Return(d)
Based on net asset value	15.24%	2.00%	(13.22)%	21.82%	0.72%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.48%	0.47%	0.47%	0.48%
Net investment income	3.65%	4.28%	3.61%	2.66%	3.04%
Supplemental Data
Net assets, end of year (000)	$1,973,840	$1,842,668	$2,135,008	$2,440,764	$1,882,380
Portfolio turnover rate(f)	8%	7%	15%	9%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
44

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$18.56	$18.21	$23.03	$19.12	$22.83
Net investment income(a)	0.84	0.80	0.67	0.63	0.76
Net realized and unrealized gain (loss)(b)	2.16	0.44	(4.21)	3.92	(3.57)
Net increase (decrease) from investment operations	3.00	1.24	(3.54)	4.55	(2.81)
Distributions from net investment income(c)	(0.89)	(0.89)	(1.28)	(0.64)	(0.90)
Net asset value, end of year	$20.67	$18.56	$18.21	$23.03	$19.12
Total Return(d)
Based on net asset value	16.87%	6.84%	(15.92)%	23.91%	(12.84)%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	4.49%	4.25%	3.25%	2.87%	3.59%
Supplemental Data
Net assets, end of year (000)	$512,558	$488,040	$553,489	$618,238	$525,733
Portfolio turnover rate(f)	26%	25%	36%	17%	22%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
45
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$45.77	$50.47	$64.79	$44.08	$34.94
Net investment income(a)	1.12	1.31	1.60	1.22	1.05
Net realized and unrealized gain (loss)(b)	12.59	1.55	(14.16)	20.46	9.11
Net increase (decrease) from investment operations	13.71	2.86	(12.56)	21.68	10.16
Distributions(c)
From net investment income	(1.79)	(2.37)	(1.39)	(0.97)	(1.02)
From net realized gain	(3.74)	(5.19)	(0.37)	—	—
Total distributions	(5.53)	(7.56)	(1.76)	(0.97)	(1.02)
Net asset value, end of year	$53.95	$45.77	$50.47	$64.79	$44.08
Total Return(d)
Based on net asset value	32.85%	7.17%	(19.96)%	49.79%	29.34%
Ratios to Average Net Assets(e)
Total expenses	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	2.29%	2.89%	2.65%	2.16%	2.68%
Supplemental Data
Net assets, end of year (000)	$5,233,504	$3,281,992	$3,750,151	$7,555,064	$4,231,455
Portfolio turnover rate(f)	24%(g)	34%(g)	12%(g)	12%	15%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	13%	8%	12%	12%	14%
See notes to financial statements.
Financial Highlights
46

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$69.23	$70.43	$79.95	$68.25	$90.53
Net investment income(a)	1.81	1.88	2.00	1.70	1.97
Net realized and unrealized gain (loss)(b)	(7.33)	(1.29)	(9.17)	11.73	(22.24)
Net increase (decrease) from investment operations	(5.52)	0.59	(7.17)	13.43	(20.27)
Distributions from net investment income(c)	(1.80)	(1.79)	(2.35)	(1.73)	(2.01)
Net asset value, end of year	$61.91	$69.23	$70.43	$79.95	$68.25
Total Return(d)
Based on net asset value	(7.76)%	0.86%	(9.07)%	19.65%	(22.57)%
Ratios to Average Net Assets(e)
Total expenses	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	3.01%	2.66%	2.67%	2.26%	2.57%
Supplemental Data
Net assets, end of year (000)	$238,357	$308,087	$334,535	$411,738	$436,789
Portfolio turnover rate(f)	8%	11%	9%	17%	11%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
47
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
48

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
49
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Hong Kong
BNP Paribas SA	$4,747,932	$(4,611,893)	$—	$136,039
Morgan Stanley	115,943	(115,943)	—	—
	$4,863,875	$(4,727,836)	$—	$136,039
MSCI Japan Small-Cap
BNP Paribas SA	$119,295	$(119,295)	$—	$—
BofA Securities, Inc.	1,222	(1,211)	—	11(b)
Citigroup Global Markets, Inc.	128,873	(128,873)	—	—
Goldman Sachs & Co. LLC	461,480	(461,480)	—	—
HSBC Bank PLC	79,551	(79,551)	—	—
J.P. Morgan Securities LLC	1,344,944	(1,344,944)	—	—
Morgan Stanley	366,676	(366,676)	—	—
SG Americas Securities LLC	196,714	(196,714)	—	—
State Street Bank & Trust Co.	63,659	(63,659)	—	—
UBS AG	52,457	(52,457)	—	—
	$2,814,871	$(2,814,860)	$—	$11
MSCI Malaysia
J.P. Morgan Securities PLC	$4,406,389	$(4,406,389)	$—	$—
Morgan Stanley	5,813,682	(5,813,682)	—	—
UBS AG	1,167,088	(1,167,088)	—	—
	$11,387,159	$(11,387,159)	$—	$—
MSCI Pacific ex Japan
BofA Securities, Inc.	$160,756	$(160,756)	$—	$—
Goldman Sachs & Co. LLC	396,722	(396,722)	—	—
J.P. Morgan Securities LLC	5,446,468	(5,446,468)	—	—
Morgan Stanley	2,221,252	(2,221,252)	—	—
SG Americas Securities LLC	2,216,173	(2,216,173)	—	—
State Street Bank & Trust Co.	661,580	(661,580)	—	—
	$11,102,951	$(11,102,951)	$—	$—
Notes to Financial Statements
50

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Singapore
HSBC Bank PLC	$1,038,662	$(1,038,662)	$—	$—
Nomura Securities International, Inc.	5,535,080	(5,535,080)	—	—
	$6,573,742	$(6,573,742)	$—	$—
MSCI Taiwan
Citigroup Global Markets Ltd.	$22,606,974	$(22,606,974)	$—	$—
Goldman Sachs International	65,158,064	(65,158,064)	—	—
J.P. Morgan Securities PLC	84,659,012	(84,659,012)	—	—
Macquarie Bank Ltd.	3,061,615	(3,061,615)	—	—
Merrill Lynch International	64,235,547	(64,235,547)	—	—
Morgan Stanley	322,797,443	(322,797,443)	—	—
UBS Europe SE	5,589,671	(5,589,671)	—	—
	$568,108,326	$(568,108,326)	$—	$—
MSCI Thailand
Barclays Capital, Inc.	$598,166	$(598,166)	$—	$—
BofA Securities, Inc.	886,442	(886,442)	—	—
Citigroup Global Markets, Inc.	982,501	(982,501)	—	—
Goldman Sachs & Co. LLC	1,624,460	(1,624,460)	—	—
J.P. Morgan Securities LLC	2,822,535	(2,822,535)	—	—
Macquarie Bank Ltd.	24,524	(24,524)	—	—
Morgan Stanley	19,662,083	(19,662,083)	—	—
UBS AG	388,646	(388,646)	—	—
	$26,989,357	$(26,989,357)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC
51
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares MSCI Hong Kong ETF and iShares MSCI Singapore ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
Notes to Financial Statements
52

Notes to Financial Statements  (continued)
For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion, up to and including $171 billion	0.4073
Over $171 billion	0.3869
For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
53
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Hong Kong	$7,714
MSCI Japan Small-Cap	14,781
MSCI Malaysia	14,671
MSCI Pacific ex Japan	17,490
MSCI Singapore	11,635
MSCI Taiwan	1,765,230
MSCI Thailand	338,333
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Hong Kong	$29,990,708	$11,345,603	$(6,876,285)
MSCI Japan Small-Cap	14,083,053	3,789,057	456,950
MSCI Pacific ex Japan	27,142,713	16,195,594	(12,320,654)
MSCI Singapore	39,186,315	26,786,097	(18,499,773)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Hong Kong	$72,796,007	$120,474,999
MSCI Japan Small-Cap	24,439,779	25,151,338
MSCI Malaysia	53,592,752	46,785,527
MSCI Pacific ex Japan	157,669,106	146,485,404
MSCI Singapore	129,762,390	120,552,016
MSCI Taiwan	1,883,803,800	986,387,313
MSCI Thailand	24,698,357	21,028,190
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Hong Kong	$—	$2,087,506
MSCI Japan Small-Cap	42,668,210	63,651,939
MSCI Pacific ex Japan	82,393,403	158,088,783
MSCI Singapore	119,010,223	150,774,307
MSCI Thailand	33,612,024	71,218,645
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements
54

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Hong Kong	$(1,007,867)	$1,007,867
MSCI Japan Small-Cap	8,633,792	(8,633,792)
MSCI Pacific ex Japan	19,272,681	(19,272,681)
MSCI Singapore	13,685,212	(13,685,212)
MSCI Taiwan	4,129,138	(4,129,138)
MSCI Thailand	(5,848,268)	5,848,268
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Hong Kong
Ordinary income	$25,933,938	$22,175,367
MSCI Japan Small-Cap
Ordinary income	$2,710,304	$700,151
MSCI Malaysia
Ordinary income	$8,448,335	$6,188,831
MSCI Pacific ex Japan
Ordinary income	$73,370,730	$73,694,870
MSCI Singapore
Ordinary income	$21,657,062	$23,446,994
MSCI Taiwan
Ordinary income	$147,189,217	$191,309,029
Long-term capital gains	261,253,940	419,346,990
	$408,443,157	$610,656,019
MSCI Thailand
Ordinary income	$7,662,439	$7,677,615
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Hong Kong	$3,204,704	$—	$(619,322,351)	$(228,760,465)	$(844,878,112)
MSCI Japan Small-Cap	906,668	—	(21,738,930)	(4,869,884)	(25,702,146)
MSCI Malaysia	861,075	—	(130,386,218)	114,255,389	(15,269,754)
MSCI Pacific ex Japan	15,479,120	—	(714,417,006)	(31,210,504)	(730,148,390)
MSCI Singapore	6,645,636	—	(369,649,955)	40,421,084	(322,583,235)
MSCI Taiwan	136,640,324	32,231,652	—	2,793,149,930	2,962,021,906
MSCI Thailand	1,552,476	—	(161,345,377)	(93,436,710)	(253,229,611)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
55
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Hong Kong	$741,118,406	$22,420,717	$(251,181,021)	$(228,760,304)
MSCI Japan Small-Cap	115,595,631	9,471,020	(14,356,987)	(4,885,967)
MSCI Malaysia	219,734,266	121,906,343	(7,656,150)	114,250,193
MSCI Pacific ex Japan	2,004,068,325	285,413,335	(316,655,298)	(31,241,963)
MSCI Singapore	475,633,676	60,229,703	(19,821,833)	40,407,870
MSCI Taiwan	3,007,224,824	2,875,127,130	(82,269,323)	2,792,857,807
MSCI Thailand	360,368,239	9,114,637	(102,562,162)	(93,447,525)
9. LINE OF CREDIT
The iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2024, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability
Notes to Financial Statements
56

Notes to Financial Statements  (continued)
of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Hong Kong
Shares sold	—	$93,103	6,300,000	$130,025,042
Shares redeemed	(3,000,000)	(46,727,862)	(7,350,000)	(147,364,615)
	(3,000,000)	$(46,634,759)	(1,050,000)	$(17,339,573)
MSCI Japan Small-Cap
Shares sold	600,000	$43,310,981	700,000	$47,638,207
Shares redeemed	(900,000)	(64,517,661)	—	—
	(300,000)	$(21,206,680)	700,000	$47,638,207
MSCI Malaysia
Shares sold	1,350,000	$30,378,434	2,250,000	$47,357,800
Shares redeemed	(1,125,000)	(23,431,997)	(450,000)	(9,837,692)
	225,000	$6,946,437	1,800,000	$37,520,108
57
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Pacific ex Japan
Shares sold	2,400,000	$100,763,846	3,000,000	$139,222,729
Shares redeemed	(3,900,000)	(163,386,942)	(9,300,000)	(408,934,307)
	(1,500,000)	$(62,623,096)	(6,300,000)	$(269,711,578)
MSCI Singapore
Shares sold	7,300,000	$138,379,549	3,150,000	$60,208,375
Shares redeemed	(8,800,000)	(160,186,302)	(7,250,000)	(138,669,604)
	(1,500,000)	$(21,806,753)	(4,100,000)	$(78,461,229)
MSCI Taiwan
Shares sold	32,600,000	$1,558,347,534	23,900,000	$1,097,040,697
Shares redeemed	(7,300,000)	(326,534,609)	(26,500,000)	(1,236,770,063)
	25,300,000	$1,231,812,925	(2,600,000)	$(139,729,366)
MSCI Thailand
Shares sold	600,000	$36,614,422	1,350,000	$103,857,931
Shares redeemed	(1,200,000)	(71,768,617)	(1,650,000)	(116,712,481)
	(600,000)	$(35,154,195)	(300,000)	$(12,854,550)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements
58

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting iShares Inc., hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI Hong Kong ETF
iShares MSCI Japan Small-Cap ETF
iShares MSCI Malaysia ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Singapore ETF
iShares MSCI Taiwan ETF
iShares MSCI Thailand ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
59
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI Japan Small-Cap	$2,530,439
MSCI Pacific ex Japan	51,206,116
MSCI Thailand	7,682,949
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended August 31, 2024:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
MSCI Taiwan	$265,179,134
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Hong Kong	$23,317,089	$ —
MSCI Japan Small-Cap	3,152,999	317,789
MSCI Malaysia	10,136,083	—
MSCI Pacific ex Japan	77,540,762	1,027,994
MSCI Singapore	22,963,019	190,465
MSCI Taiwan	138,915,203	26,331,738
MSCI Thailand	8,277,299	743,369
The Fund hereby designates the following amount, or maximum amount allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Short-Term Capital Gains
MSCI Taiwan	$15,075,674
Important Tax Information
60

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
61
2024 iShares Annual Financial Statements

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
62

Board Review and Approval of Investment Advisory Contract
iShares MSCI Hong Kong ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
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meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
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BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Japan Small-Cap ETF, iShares MSCI Thailand ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
  In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing
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the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
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Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Malaysia ETF, iShares MSCI Taiwan ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
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Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that
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BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Pacific ex Japan ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund
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in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
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Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Singapore ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts
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managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
  In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the
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provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
73
2024 iShares Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
74

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August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares MSCI Austria ETF | EWO | NYSE Arca
• iShares MSCI Belgium ETF | EWK | NYSE Arca
• iShares MSCI France ETF | EWQ | NYSE Arca
• iShares MSCI Netherlands ETF | EWN | NYSE Arca
• iShares MSCI Sweden ETF | EWD | NYSE Arca

2

Schedule of Investments
August 31, 2024
iShares® MSCI Austria ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.9%
Oesterreichische Post AG	57,613	$1,879,504
Banks — 31.3%
BAWAG Group AG(a)	37,336	2,856,801
Erste Group Bank AG	262,094	14,345,650
Raiffeisen Bank International AG	145,049	2,879,159
		20,081,610
Chemicals — 2.1%
Lenzing AG(b)(c)	40,107	1,362,183
Commercial Services & Supplies — 3.3%
DO & CO AG	12,702	2,122,967
Construction & Engineering — 1.6%
Porr AG	67,432	1,013,735
Construction Materials — 4.4%
Wienerberger AG	85,247	2,813,768
Electric Utilities — 13.7%
EVN AG	64,089	2,235,577
Verbund AG	77,221	6,563,956
		8,799,533
Electronic Equipment, Instruments & Components — 1.8%
AT&S Austria Technologie & Systemtechnik AG(b)(c)	58,382	1,160,347
Energy Equipment & Services — 1.5%
Schoeller-Bleckmann Oilfield Equipment AG	26,005	939,986
Insurance — 6.3%
UNIQA Insurance Group AG	213,449	1,831,690
Vienna Insurance Group AG Wiener Versicherung Gruppe	63,722	2,189,240
		4,020,930
Machinery — 6.1%
ANDRITZ AG	43,629	2,876,296
Palfinger AG	44,874	1,078,338
		3,954,634
Security	Shares	Value
Metals & Mining — 4.5%
voestalpine AG	117,707	$2,872,077
Oil, Gas & Consumable Fuels — 11.3%
OMV AG	166,443	7,259,558
Real Estate Management & Development — 7.1%
CA Immobilien Anlagen AG	65,560	2,304,547
Immofinanz AG(b)	64,398	2,246,153
		4,550,700
Total Long-Term Investments — 97.9% (Cost: $62,779,071)		62,831,532
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	1,465,870	1,466,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	20,000	20,000
Total Short-Term Securities — 2.3% (Cost: $1,486,357)		1,486,750
Total Investments — 100.2% (Cost: $64,265,428)		64,318,282
Liabilities in Excess of Other Assets — (0.2)%		(150,061)
Net Assets — 100.0%		$64,168,221

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,813,009	$—	$(348,034)(a)	$1,401	$374	$1,466,750	1,465,870	$128,607 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—	0 (a)	—	—	20,000	20,000	3,535	—
				$1,401	$374	$1,486,750		$132,142	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Austria ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	23	09/20/24	$1,266	$23,470
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$23,470	$—	$—	$—	$23,470

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$97,294	$—	$—	$—	$97,294
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$34,943	$—	$—	$—	$34,943
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,156,372
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,415,364	$53,416,168	$—	$62,831,532
Short-Term Securities
Money Market Funds	1,486,750	—	—	1,486,750
	$10,902,114	$53,416,168	$—	$64,318,282
Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Austria ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$23,470	$—	$23,470

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Belgium ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.5%
bpost SA	25,540	$72,274
Banks — 5.6%
KBC Ancora	3,968	199,038
KBC Group NV	9,125	710,537
		909,575
Beverages — 22.1%
Anheuser-Busch InBev SA/NV	57,924	3,554,917
Biotechnology — 14.2%
Argenx SE(a)	4,109	2,123,375
Galapagos NV(a)	5,565	162,236
		2,285,611
Building Products — 0.6%
Recticel SA	7,102	98,132
Chemicals — 6.9%
Solvay SA	7,166	250,696
Syensqo SA	6,331	521,315
Tessenderlo Group SA	3,842	105,165
Umicore SA	19,169	240,640
		1,117,816
Construction & Engineering — 3.5%
Ackermans & van Haaren NV	2,023	402,476
Deme Group NV	859	153,735
		556,211
Consumer Staples Distribution & Retail — 1.8%
Colruyt Group NV	5,484	282,490
Distributors — 3.1%
D'ieteren Group	2,076	503,978
Diversified Telecommunication Services — 0.8%
Proximus SADP	17,205	129,515
Electric Utilities — 1.9%
Elia Group SA/NV	2,816	308,731
Electronic Equipment, Instruments & Components — 0.7%
Barco NV	8,459	114,900
Entertainment — 0.6%
Kinepolis Group NV	2,234	100,508
Financial Services — 6.0%
Groupe Bruxelles Lambert NV	8,050	621,579
Sofina SA	1,392	339,219
		960,798
Security	Shares	Value
Food Products — 2.8%
Lotus Bakeries NV	36	$452,882
Health Care Providers & Services — 1.0%
Fagron	7,462	157,912
Health Care REITs — 3.4%
Aedifica SA	4,385	295,828
Cofinimmo SA	3,655	249,584
		545,412
Industrial REITs — 3.6%
Montea NV	1,830	159,625
Warehouses De Pauw CVA	15,569	416,696
		576,321
Insurance — 4.2%
Ageas SA/NV	13,296	683,452
Metals & Mining — 1.0%
Bekaert SA	3,978	164,487
Personal Care Products — 0.6%
Ontex Group NV(a)	10,245	101,998
Pharmaceuticals — 8.7%
UCB SA	7,747	1,403,081
Real Estate Management & Development — 1.0%
VGP NV	1,505	154,451
Residential REITs — 0.9%
Xior Student Housing NV	4,004	144,936
Retail REITs — 0.7%
Retail Estates NV	1,604	114,894
Semiconductors & Semiconductor Equipment — 1.2%
Melexis NV	2,116	191,394
Specialized REITs — 1.0%
Shurgard Self Storage Ltd.	3,740	164,658
Total Investments — 98.4% (Cost: $20,406,894)		15,851,334
Other Assets Less Liabilities — 1.6%		257,002
Net Assets — 100.0%		$16,108,336

(a)	Non-income producing security.
Schedule of Investments
6

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Belgium ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$137,291	$—	$(137,059)(b)	$(234)	$2	$—	—	$207 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	10,000	—	(10,000)(b)	—	—	—	—	283	—
				$(234)	$2	$—		$490	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	09/20/24	$220	$5,617
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,617	$—	$—	$—	$5,617

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$22,308	$—	$—	$—	$22,308
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$6,587	$—	$—	$—	$6,587
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$236,416
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Belgium ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$697,305	$15,154,029	$—	$15,851,334
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$5,617	$—	$5,617

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
August 31, 2024
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 9.4%
Airbus SE	201,703	$30,984,490
Dassault Aviation SA	6,694	1,442,243
Safran SA	116,042	25,428,954
Thales SA	32,099	5,392,981
		63,248,668
Automobile Components — 1.4%
Cie Generale des Etablissements Michelin SCA	230,345	9,044,360
Automobiles — 0.5%
Renault SA	65,054	3,085,658
Banks — 5.3%
BNP Paribas SA	345,464	23,894,899
Credit Agricole SA	359,385	5,629,746
Societe Generale SA	245,235	5,928,051
		35,452,696
Beverages — 1.5%
Pernod Ricard SA	68,793	9,794,624
Building Products — 2.0%
Cie de Saint-Gobain SA	153,974	13,455,145
Capital Markets — 0.7%
Amundi SA(a)	20,936	1,572,210
Euronext NV(a)	27,127	2,897,010
		4,469,220
Chemicals — 5.7%
Air Liquide SA	196,242	36,628,173
Arkema SA	19,105	1,772,518
		38,400,691
Construction & Engineering — 3.8%
Bouygues SA	64,295	2,298,902
Eiffage SA	24,883	2,611,847
Vinci SA	169,955	20,312,139
		25,222,888
Consumer Staples Distribution & Retail — 0.4%
Carrefour SA	184,107	2,966,013
Diversified REITs — 0.2%
Covivio SA/France	18,945	1,054,537
Diversified Telecommunication Services — 1.1%
Orange SA	631,869	7,207,054
Electrical Equipment — 8.6%
Legrand SA	89,018	9,970,328
Schneider Electric SE	185,603	47,347,311
		57,317,639
Entertainment — 0.2%
Bollore SE	242,548	1,598,179
Financial Services — 0.7%
Edenred SE	84,695	3,564,756
Eurazeo SE	15,564	1,226,057
		4,790,813
Food Products — 2.3%
Danone SA	219,138	15,227,228
Health Care Equipment & Supplies — 3.8%
BioMerieux	14,164	1,639,141
Security	Shares	Value
Health Care Equipment & Supplies (continued)
EssilorLuxottica SA	100,903	$23,927,503
		25,566,644
Hotels, Restaurants & Leisure — 1.0%
Accor SA	66,157	2,789,497
La Francaise des Jeux SAEM(a)	34,589	1,410,113
Sodexo SA	30,103	2,678,706
		6,878,316
Household Durables — 0.1%
SEB SA(b)	8,517	886,871
Insurance — 3.5%
AXA SA	616,842	23,476,453
IT Services — 1.6%
Capgemini SE	52,684	10,914,208
Life Sciences Tools & Services — 0.7%
Eurofins Scientific SE	46,094	2,631,058
Sartorius Stedim Biotech	9,860	2,003,321
		4,634,379
Machinery — 0.4%
Alstom SA(b)(c)	118,078	2,407,542
Media — 1.7%
Publicis Groupe SA	77,666	8,566,046
Vivendi SE	246,047	2,760,126
		11,326,172
Metals & Mining — 0.6%
ArcelorMittal SA	158,858	3,721,665
Multi-Utilities — 2.8%
Engie SA	619,421	10,909,404
Veolia Environnement SA	234,667	7,774,050
		18,683,454
Office REITs — 0.3%
Gecina SA	15,567	1,710,647
Oil, Gas & Consumable Fuels — 7.5%
TotalEnergies SE	732,494	50,389,559
Personal Care Products — 5.3%
L'Oreal SA	81,680	35,837,468
Pharmaceuticals — 6.7%
Ipsen SA	12,820	1,554,615
Sanofi SA	386,876	43,422,222
		44,976,837
Professional Services — 0.8%
Bureau Veritas SA	107,782	3,548,274
Teleperformance SE	18,384	2,003,193
		5,551,467
Retail REITs — 0.8%
Klepierre SA	72,712	2,170,551
Unibail-Rodamco-Westfield, New	40,103	3,206,799
		5,377,350
Semiconductors & Semiconductor Equipment — 1.1%
STMicroelectronics NV	229,761	7,408,887
Software — 1.3%
Dassault Systemes SE	226,956	8,869,391
Textiles, Apparel & Luxury Goods — 15.3%
Hermes International SCA	10,753	25,736,872
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Kering SA	25,246	$7,239,408
LVMH Moet Hennessy Louis Vuitton SE	93,374	69,499,803
		102,476,083
Trading Companies & Distributors — 0.3%
Rexel SA	76,382	1,927,290
Transportation Infrastructure — 0.5%
Aeroports de Paris SA	11,820	1,547,726
Getlink SE	103,127	1,859,845
		3,407,571
Total Long-Term Investments — 99.9% (Cost: $663,733,340)		668,763,667
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	288,047	288,220
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	530,000	530,000
Total Short-Term Securities — 0.1% (Cost: $818,168)		818,220
Total Investments — 100.0% (Cost: $664,551,508)		669,581,887
Other Assets Less Liabilities — 0.0%		331,548
Net Assets — 100.0%		$669,913,435

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,535	$245,697 (a)	$—	$(60)	$48	$288,220	288,047	$3,136 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,570,000	—	(7,040,000)(a)	—	—	530,000	530,000	405,741	—
				$(60)	$48	$818,220		$408,877	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	15	09/20/24	$1,269	$54,722
Schedule of Investments
10

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI France ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$54,722	$—	$—	$—	$54,722

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(68,833)	$—	$—	$—	$(68,833)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$54,722	$—	$—	$—	$54,722
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,275,643
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,678,706	$666,084,961	$—	$668,763,667
Short-Term Securities
Money Market Funds	818,220	—	—	818,220
	$3,496,926	$666,084,961	$—	$669,581,887
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$54,722	$—	$54,722

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Netherlands ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.2%
InPost SA(a)	157,803	$2,915,571
PostNL NV	408,616	560,823
		3,476,394
Banks — 8.6%
ABN AMRO Bank NV, CVA(b)	221,779	3,811,744
ING Groep NV	1,178,140	21,421,089
		25,232,833
Beverages — 6.8%
Coca-Cola Europacific Partners PLC	82,574	6,646,381
Heineken Holding NV	54,197	4,087,265
Heineken NV	103,056	9,298,132
		20,031,778
Biotechnology — 0.2%
Pharming Group NV(a)(c)	874,555	683,107
Broadline Retail — 6.4%
Prosus NV	511,121	18,945,999
Capital Markets — 1.5%
Allfunds Group PLC	280,940	1,692,526
Flow Traders Ltd., NVS(c)	41,435	799,707
Van Lanschot Kempen NV	39,195	1,806,211
		4,298,444
Chemicals — 6.1%
Akzo Nobel NV	69,409	4,440,345
Corbion NV	70,966	1,797,390
DSM-Firmenich AG	69,252	9,454,368
OCI NV	75,431	2,393,832
		18,085,935
Construction & Engineering — 1.6%
Fugro NV	100,019	2,500,382
Koninklijke BAM Groep NV	350,620	1,466,154
Koninklijke Heijmans N.V	29,247	830,871
		4,797,407
Consumer Staples Distribution & Retail — 4.1%
Koninklijke Ahold Delhaize NV	340,692	11,697,224
Sligro Food Group NV	28,148	405,383
		12,102,607
Diversified Telecommunication Services — 2.0%
Koninklijke KPN NV	1,419,798	5,798,716
Electrical Equipment — 1.4%
Alfen NV(a)(b)(c)	28,042	464,134
Signify NV(b)	83,515	2,061,000
TKH Group NV	41,144	1,687,652
		4,212,786
Energy Equipment & Services — 0.8%
SBM Offshore NV	131,674	2,489,800
Entertainment — 2.7%
Universal Music Group NV	299,824	7,844,457
Financial Services — 5.4%
Adyen NV(a)(b)	7,631	11,261,855
EXOR NV, NVS	42,623	4,755,964
		16,017,819
Food Products — 0.6%
JDE Peet's NV	78,118	1,787,175
Security	Shares	Value
Health Care Equipment & Supplies — 3.4%
Koninklijke Philips NV(a)	331,528	$9,985,856
Hotels, Restaurants & Leisure — 1.1%
Basic-Fit NV(a)(b)(c)	55,843	1,391,822
Just Eat Takeaway.com NV(a)(b)	132,069	1,941,492
		3,333,314
Insurance — 4.6%
Aegon Ltd.	697,505	4,271,834
ASR Nederland NV	74,753	3,663,495
NN Group NV	114,118	5,597,070
		13,532,399
Machinery — 0.8%
Aalberts NV	60,648	2,370,885
Metals & Mining — 0.2%
AMG Critical Materials NV(c)	39,280	649,119
Oil, Gas & Consumable Fuels — 0.9%
Koninklijke Vopak NV	54,393	2,500,410
Pharmaceuticals — 0.1%
Pharvaris NV(a)	17,346	312,228
Professional Services — 7.0%
Arcadis NV	44,195	3,247,025
Brunel International NV(c)	25,735	272,361
Randstad NV	55,440	2,674,413
Wolters Kluwer NV	83,592	14,294,823
		20,488,622
Retail REITs — 0.9%
Eurocommercial Properties NV	54,658	1,414,608
Vastned Retail NV	15,742	416,759
Wereldhave NV	44,651	697,514
		2,528,881
Semiconductors & Semiconductor Equipment — 26.7%
ASM International NV	15,758	10,729,278
ASML Holding NV	70,510	63,588,306
BE Semiconductor Industries NV	34,122	4,499,827
		78,817,411
Software — 0.2%
TomTom NV(a)(c)	92,605	535,100
Trading Companies & Distributors — 4.3%
AerCap Holdings NV	87,739	8,547,533
IMCD NV	25,477	4,172,045
		12,719,578
Total Long-Term Investments — 99.6% (Cost: $310,658,361)		293,579,060
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	3,589,018	3,591,172
Schedule of Investments
12

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	90,000	$90,000
Total Short-Term Securities — 1.3% (Cost: $3,680,949)		3,681,172
Total Investments — 100.9% (Cost: $314,339,310)		297,260,232
Liabilities in Excess of Other Assets — (0.9)%		(2,573,217)
Net Assets — 100.0%		$294,687,015

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,023,471	$—	$(7,433,627)(a)	$1,105	$223	$3,591,172	3,589,018	$38,970 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	—	(70,000)(a)	—	—	90,000	90,000	10,131	—
				$1,105	$223	$3,681,172		$49,101	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	18	09/20/24	$991	$19,883
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Netherlands ETF

Futures Contracts (continued)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$19,883	$—	$—	$—	$19,883

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$57,973	$—	$—	$—	$57,973
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$25,415	$—	$—	$—	$25,415
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$619,403
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$29,250,703	$264,328,357	$—	$293,579,060
Short-Term Securities
Money Market Funds	3,681,172	—	—	3,681,172
	$32,931,875	$264,328,357	$—	$297,260,232
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$19,883	$—	$19,883

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments
August 31, 2024
iShares® MSCI Sweden ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Saab AB, Class B	165,158	$3,908,088
Automobiles — 0.4%
Volvo Car AB, Class B(a)	384,077	1,099,986
Banks — 9.7%
Skandinaviska Enskilda Banken AB, Class A	818,227	12,600,524
Svenska Handelsbanken AB, Class A	752,077	7,758,468
Swedbank AB, Class A	437,765	9,364,212
		29,723,204
Biotechnology — 1.0%
Swedish Orphan Biovitrum AB(a)	100,503	3,132,093
Building Products — 6.7%
Assa Abloy AB, Class B	516,807	16,697,033
Nibe Industrier AB, Class B	781,423	3,862,666
		20,559,699
Capital Markets — 2.1%
EQT AB	192,592	6,456,211
Commercial Services & Supplies — 1.0%
Securitas AB, Class B	253,587	2,964,791
Communications Equipment — 3.5%
Telefonaktiebolaget LM Ericsson, Class B	1,430,416	10,671,196
Construction & Engineering — 1.2%
Skanska AB, Class B	175,443	3,541,007
Diversified Telecommunication Services — 1.2%
Telia Co. AB	1,216,489	3,772,132
Electronic Equipment, Instruments & Components — 3.6%
Hexagon AB, Class B	1,070,525	10,958,487
Financial Services — 11.0%
Industrivarden AB, Class A	62,668	2,252,429
Industrivarden AB, Class C	82,245	2,954,115
Investor AB, Class B	892,459	26,573,365
L E Lundbergforetagen AB, Class B	39,187	2,148,734
		33,928,643
Health Care Equipment & Supplies — 0.8%
Getinge AB, Class B	117,942	2,454,667
Hotels, Restaurants & Leisure — 3.1%
Evolution AB(b)	92,842	9,650,979
Household Products — 3.1%
Essity AB, Class B	314,170	9,540,761
Industrial Conglomerates — 2.1%
Investment AB Latour, Class B	76,343	2,298,897
Lifco AB, Class B	120,197	4,021,702
		6,320,599
Machinery — 34.0%
Alfa Laval AB	149,184	6,693,447
Atlas Copco AB, Class A	1,384,992	25,197,358
Security	Shares	Value
Machinery (continued)
Atlas Copco AB, Class B	804,822	$12,834,309
Epiroc AB, Class A	339,853	6,554,441
Epiroc AB, Class B	201,079	3,570,028
Husqvarna AB, Class B	180,785	1,222,145
Indutrade AB	140,890	4,428,108
Sandvik AB	549,771	11,711,977
SKF AB, Class B	175,750	3,330,229
Trelleborg AB, Class B	109,852	4,290,110
Volvo AB, Class A	103,250	2,779,342
Volvo AB, Class B	819,143	21,781,389
		104,392,883
Metals & Mining — 1.4%
Boliden AB	141,028	4,308,207
Paper & Forest Products — 1.9%
Holmen AB, Class B	39,302	1,607,775
Svenska Cellulosa AB SCA, Class B	312,473	4,337,958
		5,945,733
Real Estate Management & Development — 1.8%
Fastighets AB Balder, Class B(a)	341,741	2,676,848
Sagax AB, Class B	113,309	2,980,848
		5,657,696
Specialty Retail — 1.5%
H & M Hennes & Mauritz AB, Class B	292,078	4,619,649
Trading Companies & Distributors — 2.4%
AddTech AB, Class B	134,014	4,236,115
Beijer Ref AB, Class B	186,061	3,210,246
		7,446,361
Wireless Telecommunication Services — 1.0%
Tele2 AB, Class B	276,528	3,137,406
Total Long-Term Investments — 95.8% (Cost: $318,385,789)		294,190,478
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	130,000	130,000
Total Short-Term Securities — 0.1% (Cost: $130,000)		130,000
Total Investments — 95.9% (Cost: $318,515,789)		294,320,478
Other Assets Less Liabilities — 4.1%		12,732,276
Net Assets — 100.0%		$307,052,754

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Sweden ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$5,098,214	$—	$(5,098,213)(b)	$14	$(15)	$—	—	$4,843 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,320,000	—	(6,190,000)(b)	—	—	130,000	130,000	138,925	—
				$14	$(15)	$130,000		$143,768	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Stockholm 30 Index	495	09/20/24	$12,551	$614,971
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	32,759,248	USD	3,170,877	Standard Chartered Bank	09/20/24	$22,210
USD	3,155,294	EUR	2,906,980	Standard Chartered Bank	09/20/24	(60,440)
						$(38,230)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$614,971	$—	$—	$—	$614,971
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$22,210	$—	$—	$22,210
	$—	$—	$614,971	$22,210	$—	$—	$637,181
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$60,440	$—	$—	$60,440

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
16

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Sweden ETF

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,308,923	$—	$—	$—	$1,308,923
Forward foreign currency exchange contracts	—	—	—	85,066	—	—	85,066
	$—	$—	$1,308,923	$85,066	$—	$—	$1,393,989
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$619,145	$—	$—	$—	$619,145
Forward foreign currency exchange contracts	—	—	—	62,687	—	—	62,687
	$—	$—	$619,145	$62,687	$—	$—	$681,832
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,877,388
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,300,920
Average amounts sold — in USD	$3,321,130
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$614,971	$—
Forward foreign currency exchange contracts	22,210	60,440
Total derivative assets and liabilities in the Statement of Assets and Liabilities	637,181	60,440
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(614,971)	—
Total derivative assets and liabilities subject to an MNA	$22,210	$60,440
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Standard Chartered Bank	$22,210	$(22,210)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)(d)
Standard Chartered Bank	$60,440	$(22,210)	$—	$—	$38,230

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Sweden ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,379,589	$279,810,889	$—	$294,190,478
Short-Term Securities
Money Market Funds	130,000	—	—	130,000
	$14,509,589	$279,810,889	$—	$294,320,478
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$614,971	$—	$614,971
Foreign Currency Exchange Contracts	—	22,210	—	22,210
Liabilities
Foreign Currency Exchange Contracts	—	(60,440)	—	(60,440)
	$—	$576,741	$—	$576,741

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
18

Statements of Assets and Liabilities
August 31, 2024

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$62,831,532	$15,851,334	$668,763,667	$293,579,060
Investments, at value—affiliated(c)	1,486,750	—	818,220	3,681,172
Cash	3,317	6,098	11,338	9,614
Foreign currency collateral pledged for futures contracts(d)	89,538	19,897	92,853	69,640
Foreign currency, at value(e)	80,886	44,825	336,101	687,957
Receivables:
Investments sold	1,646,750	1,141,643	1,577,699	1,366,727
Securities lending income—affiliated	11,442	—	77	4,418
Dividends—unaffiliated	—	2,876	86,334	305,983
Dividends—affiliated	70	9	2,473	1,205
Tax reclaims	1,120,795	210,521	1,036,871	14,094
Variation margin on futures contracts	1,442	196	—	1,192
Total assets	67,272,522	17,277,399	672,725,633	299,721,062
LIABILITIES
Collateral on securities loaned, at value	1,467,027	—	288,236	3,581,290
Payables:
Investments purchased	1,611,246	1,162,298	1,409,720	1,333,335
Investment advisory fees	26,028	6,765	271,898	119,422
IRS compliance fee for foreign withholding tax claims	—	—	830,275	—
Professional fees	—	—	11,501	—
Variation margin on futures contracts	—	—	568	—
Total liabilities	3,104,301	1,169,063	2,812,198	5,034,047
Commitments and contingent liabilities
NET ASSETS	$64,168,221	$16,108,336	$669,913,435	$294,687,015
NET ASSETS CONSIST OF
Paid-in capital	$116,106,509	$41,719,090	$771,905,246	$348,063,612
Accumulated loss	(51,938,288)	(25,610,754)	(101,991,811)	(53,376,597)
NET ASSETS	$64,168,221	$16,108,336	$669,913,435	$294,687,015
NET ASSET VALUE
Shares outstanding	2,750,000	800,000	16,800,000	5,800,000
Net asset value	$23.33	$20.14	$39.88	$50.81
Shares authorized	100 million	136.2 million	340.2 million	255 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$62,779,071	$20,406,894	$663,733,340	$310,658,361
(b) Securities loaned, at value	$1,400,207	$—	$272,777	$3,386,992
(c) Investments, at cost—affiliated	$1,486,357	$—	$818,168	$3,680,949
(d) Foreign currency collateral pledged, at cost	$95,922	$19,569	$97,800	$70,331
(e) Foreign currency, at cost	$73,493	$44,604	$330,499	$692,112
See notes to financial statements.
19
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities (continued)
August 31, 2024

iShares MSCI Sweden ETF
ASSETS
Investments, at value—unaffiliated(a)	$294,190,478
Investments, at value—affiliated(b)	130,000
Cash	1,449
Foreign currency collateral pledged for futures contracts(c)	1,060,556
Foreign currency, at value(d)	324,031
Receivables:
Investments sold	4,329,494
Securities lending income—affiliated	167
Dividends—affiliated	485
Tax reclaims	2,705,667
Variation margin on futures contracts	165,450
Foreign withholding tax claims	9,511,828
Unrealized appreciation on forward foreign currency exchange contracts	22,210
Total assets	312,441,815
LIABILITIES
Payables:
Investments purchased	4,239,466
Investment advisory fees	126,297
Professional fees	962,858
Unrealized depreciation on forward foreign currency exchange contracts	60,440
Total liabilities	5,389,061
Commitments and contingent liabilities
NET ASSETS	$307,052,754
NET ASSETS CONSIST OF
Paid-in capital	$418,070,253
Accumulated loss	(111,017,499)
NET ASSETS	$307,052,754
NET ASSET VALUE
Shares outstanding	7,275,000
Net asset value	$42.21
Shares authorized	100 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$318,385,789
(b) Investments, at cost—affiliated	$130,000
(c) Foreign currency collateral pledged, at cost	$1,103,254
(d) Foreign currency, at cost	$179,439
See notes to financial statements.
Statements of Assets and Liabilities
20

Statements of Operations
Year Ended August 31, 2024

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,792,232	$564,245	$20,239,321	$6,444,453
Dividends—affiliated	3,535	283	405,741	10,131
Interest—unaffiliated	3,894	798	4,819	3,059
Securities lending income—affiliated—net	128,607	207	3,136	38,970
Foreign taxes withheld	(525,413)	(84,688)	(187,402)	(909,552)
Foreign withholding tax claims	—	—	111,681	—
IRS compliance fee for foreign withholding tax claims	—	—	(353,912)	—
Total investment income	3,402,855	480,845	20,223,384	5,587,061
EXPENSES
Investment advisory	285,391	92,907	3,536,110	1,209,823
Commitment costs	544	181	6,857	2,366
Professional	—	—	11,174	—
Total expenses	285,935	93,088	3,554,141	1,212,189
Net investment income	3,116,920	387,757	16,669,243	4,374,872
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(2,143,262)	(635,536)	(14,889,432)	(2,876,437)
Investments—affiliated	1,401	(234)	(60)	1,105
Foreign currency transactions	10,643	1,617	(3,281)	31,653
Futures contracts	97,294	22,308	(68,833)	57,973
In-kind redemptions—unaffiliated(a)	1,482,745	957,138	54,610,445	11,108,284
	(551,179)	345,293	39,648,839	8,322,578
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	9,702,987	1,625,993	5,252,980	38,635,810
Investments—affiliated	374	2	48	223
Foreign currency translations	14,996	5,362	20,592	(1,984)
Futures contracts	34,943	6,587	54,722	25,415
	9,753,300	1,637,944	5,328,342	38,659,464
Net realized and unrealized gain	9,202,121	1,983,237	44,977,181	46,982,042
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,319,041	$2,370,994	$61,646,424	$51,356,914
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
21
2024 iShares Annual Financial Statements

Statements of Operations (continued)
Year Ended August 31, 2024

iShares MSCI Sweden ETF
INVESTMENT INCOME
Dividends—unaffiliated	$8,617,438
Dividends—affiliated	138,925
Interest—unaffiliated	1,783
Securities lending income—affiliated—net	4,843
Foreign taxes withheld	(1,217,137)
Foreign withholding tax claims	1,210,820
Total investment income	8,756,672
EXPENSES
Investment advisory	1,568,128
Professional	134,293
Commitment costs	3,156
Total expenses	1,705,577
Net investment income	7,051,095
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(7,839,313)
Investments—affiliated	14
Forward foreign currency exchange contracts	85,066
Foreign currency transactions	72,257
Futures contracts	1,308,923
In-kind redemptions—unaffiliated(a)	15,313,849
8,940,796
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	65,551,453
Investments—affiliated	(15)
Forward foreign currency exchange contracts	62,687
Foreign currency translations	601,175
Futures contracts	619,145
66,834,445
Net realized and unrealized gain	75,775,241
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,826,336
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
22

Statements of Changes in Net Assets

	iShares MSCI Austria ETF		iShares MSCI Belgium ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,116,920	$2,311,574	$387,757	$429,800
Net realized gain (loss)	(551,179)	(7,283,685)	345,293	(1,622,807)
Net change in unrealized appreciation (depreciation)	9,753,300	12,688,771	1,637,944	3,115,011
Net increase in net assets resulting from operations	12,319,041	7,716,660	2,370,994	1,922,004
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(4,312,002)	(2,439,739)	(381,107)	(170,545)
Return of capital	—	—	—	(202,469)
Decrease in net assets resulting from distributions to shareholders	(4,312,002)	(2,439,739)	(381,107)	(373,014)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,512,526	(14,130,724)	(6,224,832)	949,746
NET ASSETS
Total increase (decrease) in net assets	10,519,565	(8,853,803)	(4,234,945)	2,498,736
Beginning of year	53,648,656	62,502,459	20,343,281	17,844,545
End of year	$64,168,221	$53,648,656	$16,108,336	$20,343,281

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,669,243	$27,508,429	$4,374,872	$5,254,148
Net realized gain (loss)	39,648,839	60,114,545	8,322,578	(1,248,402)
Net change in unrealized appreciation (depreciation)	5,328,342	163,541,483	38,659,464	50,421,651
Net increase in net assets resulting from operations	61,646,424	251,164,457	51,356,914	54,427,397
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,593,590)	(24,746,255)	(4,864,442)	(4,948,231)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(312,492,339)	(77,227,268)	(922,111)	(107,021,715)
NET ASSETS
Total increase (decrease) in net assets	(269,439,505)	149,190,934	45,570,361	(57,542,549)
Beginning of year	939,352,940	790,162,006	249,116,654	306,659,203
End of year	$669,913,435	$939,352,940	$294,687,015	$249,116,654

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
24

Statements of Changes in Net Assets(continued)

	iShares MSCI Sweden ETF
	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,051,095	$7,640,974
Net realized gain (loss)	8,940,796	(52,896,978)
Net change in unrealized appreciation (depreciation)	66,834,445	84,665,726
Net increase in net assets resulting from operations	82,826,336	39,409,722
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,994,475)	(2,063,347)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(76,668,361)	(131,012,062)
NET ASSETS
Total decrease in net assets	(7,836,500)	(93,665,687)
Beginning of year	314,889,254	408,554,941
End of year	$307,052,754	$314,889,254

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Austria ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$20.24	$17.36	$25.28	$15.67	$18.89
Net investment income(a)	1.16	0.91	0.97	0.54	0.06
Net realized and unrealized gain (loss)(b)	3.54	2.96	(8.01)	9.50	(3.16)
Net increase (decrease) from investment operations	4.70	3.87	(7.04)	10.04	(3.10)
Distributions from net investment income(c)	(1.61)	(0.99)	(0.88)	(0.43)	(0.12)
Net asset value, end of year	$23.33	$20.24	$17.36	$25.28	$15.67
Total Return(d)
Based on net asset value	24.05%	22.61%	(28.58)%	64.50%	(16.58)%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	5.41%	4.68%	4.32%	2.55%	0.32%
Supplemental Data
Net assets, end of year (000)	$64,168	$53,649	$62,502	$89,752	$43,104
Portfolio turnover rate(f)	22%	21%	19%	14%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$18.16	$15.93	$22.28	$17.76	$18.48
Net investment income(a)	0.38	0.41	0.44	0.31	0.24
Net realized and unrealized gain (loss)(b)	2.03	2.15	(5.80)	4.64	(0.60)
Net increase (decrease) from investment operations	2.41	2.56	(5.36)	4.95	(0.36)
Distributions(c)
From net investment income	(0.43)	(0.15)	(0.99)	(0.43)	(0.36)
Return of capital	—	(0.18)	—	—	—
Total distributions	(0.43)	(0.33)	(0.99)	(0.43)	(0.36)
Net asset value, end of year	$20.14	$18.16	$15.93	$22.28	$17.76
Total Return(d)
Based on net asset value	13.43%	16.16%	(24.77)%	27.96%(e)	(2.02)%
Ratios to Average Net Assets(f)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.07%	2.28%	2.22%	1.52%	1.34%
Supplemental Data
Net assets, end of year (000)	$16,108	$20,343	$17,845	$41,002	$32,685
Portfolio turnover rate(g)	18%	12%	7%	16%	18%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from a settlement of litigation, which impacted the Fund' total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.73%.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$37.57	$29.48	$38.85	$29.30	$29.41
Net investment income(a)	0.90 (b)	1.01 (b)	1.27 (b)	0.72 (b)	0.32
Net realized and unrealized gain (loss)(c)	2.58	8.02	(8.65)	9.43	(0.18)
Net increase (decrease) from investment operations	3.48	9.03	(7.38)	10.15	0.14
Distributions from net investment income(d)	(1.17)	(0.94)	(1.99)	(0.60)	(0.25)
Net asset value, end of year	$39.88	$37.57	$29.48	$38.85	$29.30
Total Return(e)
Based on net asset value	9.30%(b)	30.82%(b)	(19.71)%(b)	34.74%(b)	0.50%
Ratios to Average Net Assets(f)
Total expenses	0.50%	0.53%	0.76%	0.60%	0.51%
Total expenses excluding professional fees for foreign withholding tax claims	0.50%	0.50%	0.50%	0.50%	N/A
Net investment income	2.34%(b)	2.88%(b)	3.62%(b)	2.13%(b)	1.09%
Supplemental Data
Net assets, end of year (000)	$669,913	$939,353	$790,162	$761,536	$884,935
Portfolio turnover rate(g)	4%	3%	9%	4%	2%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2024,
August 31, 2023, August 31, 2022  and August 31, 2021, respectively:
• Net investment income per share by $0.01, $0.07, $0.58 and $0.30.
• Total return by 0.07%, 0.27%,1.24% and 1.25%.
• Ratio of net investment income to average net assets by 0.01%, 0.21%,1.66% and 0.89%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$41.18	$34.26	$52.87	$35.38	$30.58
Net investment income(a)	0.82	0.72	0.84	0.40	0.33
Net realized and unrealized gain (loss)(b)	9.72	6.91	(18.78)	17.55	4.80
Net increase (decrease) from investment operations	10.54	7.63	(17.94)	17.95	5.13
Distributions from net investment income(c)	(0.91)	(0.71)	(0.67)	(0.46)	(0.33)
Net asset value, end of year	$50.81	$41.18	$34.26	$52.87	$35.38
Total Return(d)
Based on net asset value	25.72%	22.27%	(34.09)%	50.92%	16.88%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.79%	1.84%	1.94%	0.90%	1.03%
Supplemental Data
Net assets, end of year (000)	$294,687	$249,117	$306,659	$330,434	$187,519
Portfolio turnover rate(f)	13%	11%	10%	36%	19%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$33.32	$30.10	$47.87	$35.73	$28.25
Net investment income(a)	0.84 (b)	0.79 (b)	1.46	0.99	0.34
Net realized and unrealized gain (loss)(c)	9.66	2.63	(16.83)	12.57	7.65
Net increase (decrease) from investment operations	10.50	3.42	(15.37)	13.56	7.99
Distributions from net investment income(d)	(1.61)	(0.20)	(2.40)	(1.42)	(0.51)
Net asset value, end of year	$42.21	$33.32	$30.10	$47.87	$35.73
Total Return(e)
Based on net asset value	31.89%(b)	11.35%(b)	(33.28)%	38.09%	28.51%
Ratios to Average Net Assets(f)
Total expenses	0.54%	0.54%	0.54%	0.54%	0.55%
Total expenses excluding professional fees for foreign withholding tax claims	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.23%(b)	2.37%(b)	3.67%	2.27%	1.09%
Supplemental Data
Net assets, end of year (000)	$307,053	$314,889	$408,555	$653,396	$246,503
Portfolio turnover rate(g)	16%	13%	18%	11%	8%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2024 and
August 31, 2023:
• Net investment income per share by $0.13 and $0.11.
• Total return by 0.46% and 0.36%.
• Ratio of net investment income to average net assets by 0.34% and 0.32%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Austria	Non-diversified
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
31
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements
32

Notes to Financial Statements  (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Austria
Goldman Sachs & Co. LLC	$255,502	$(255,502)	$—	$—
Morgan Stanley	583,353	(583,353)	—	—
UBS AG	561,352	(561,352)	—	—
	$1,400,207	$(1,400,207)	$—	$—
MSCI France
J.P. Morgan Securities LLC	$272,777	$(272,777)	$—	$—
MSCI Netherlands
BNP Paribas SA	$118,004	$(118,004)	$—	$—
BofA Securities, Inc.	140,715	(140,715)	—	—
Citigroup Global Markets, Inc.	11,557	(11,557)	—	—
Goldman Sachs & Co. LLC	1,496,694	(1,496,694)	—	—
HSBC Bank PLC	117,442	(117,442)	—	—
J.P. Morgan Securities LLC	870,565	(870,565)	—	—
Morgan Stanley	612,364	(612,364)	—	—
UBS AG	19,651	(19,651)	—	—
	$3,386,992	$(3,386,992)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the
33
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Austria	$28,286
MSCI Belgium	70
MSCI France	934
MSCI Netherlands	9,413
MSCI Sweden	1,386
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
35
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Austria	$1,808,308	$2,781,203	$(46,814)
MSCI Belgium	675,228	869,672	(285,676)
MSCI France	5,602,782	2,672,406	(5,656,409)
MSCI Netherlands	8,392,326	13,746,970	622,313
MSCI Sweden	14,078,971	5,963,432	(1,023,599)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Austria	$12,478,768	$13,644,154
MSCI Belgium	3,322,444	3,346,759
MSCI France	29,178,623	25,324,288
MSCI Netherlands	34,234,626	31,362,766
MSCI Sweden	47,391,750	46,840,891
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria	$28,858,153	$26,423,944
MSCI Belgium	11,631,555	17,812,563
MSCI France	38,061,204	358,455,387
MSCI Netherlands	178,698,308	183,011,292
MSCI Sweden	208,663,519	291,726,609
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
36

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Austria	$1,093,707	$ (1,093,707)
MSCI Belgium	913,976	(913,976)
MSCI France	49,476,981	(49,476,981)
MSCI Netherlands	10,228,972	(10,228,972)
MSCI Sweden	13,655,311	(13,655,311)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Austria
Ordinary income	$4,312,002	$2,439,739
MSCI Belgium
Ordinary income	$381,107	$170,545
Return of capital	—	202,469
	$381,107	$373,014
MSCI France
Ordinary income	$18,593,590	$24,746,255
MSCI Netherlands
Ordinary income	$4,864,442	$4,948,231
MSCI Sweden
Ordinary income	$13,994,475	$2,063,347
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Austria	$1,361,311	$(50,718,471)	$(2,581,128)	$(51,938,288)
MSCI Belgium	15,634	(20,722,996)	(4,903,392)	(25,610,754)
MSCI France	1,619,207	(97,529,055)	(6,081,963)	(101,991,811)
MSCI Netherlands	1,174,992	(35,680,574)	(18,871,015)	(53,376,597)
MSCI Sweden	—	(80,314,000)	(30,703,499)	(111,017,499)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria	$66,893,098	$5,954,623	$(8,529,439)	$(2,574,816)
MSCI Belgium	20,755,852	1,034,207	(5,938,725)	(4,904,518)
MSCI France	675,621,912	73,443,118	(79,428,421)	(5,985,303)
MSCI Netherlands	316,126,502	17,851,244	(36,717,514)	(18,866,270)
MSCI Sweden	324,924,226	12,153,403	(42,142,180)	(29,988,777)
37
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2024, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Austria
Shares sold	1,400,000	$29,523,869	450,000	$9,268,192
Shares redeemed	(1,300,000)	(27,011,343)	(1,400,000)	(23,398,916)
	100,000	$2,512,526	(950,000)	$(14,130,724)
MSCI Belgium
Shares sold	640,000	$11,872,896	480,000	$9,024,957
Shares redeemed	(960,000)	(18,097,728)	(480,000)	(8,075,211)
	(320,000)	$(6,224,832)	—	$949,746
MSCI France
Shares sold	1,200,000	$45,960,949	5,200,000	$183,680,945
Shares redeemed	(9,400,000)	(358,453,288)	(7,000,000)	(260,908,213)
	(8,200,000)	$(312,492,339)	(1,800,000)	$(77,227,268)
MSCI Netherlands
Shares sold	3,900,000	$190,201,458	1,900,000	$80,447,292
Shares redeemed	(4,150,000)	(191,123,569)	(4,800,000)	(187,469,007)
	(250,000)	$(922,111)	(2,900,000)	$(107,021,715)
MSCI Sweden
Shares sold	5,925,000	$226,597,728	2,550,000	$90,474,788
Shares redeemed	(8,100,000)	(303,266,089)	(6,675,000)	(221,486,850)
	(2,175,000)	$(76,668,361)	(4,125,000)	$(131,012,062)
39
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding claims, Swedish tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of  August 31, 2024, is $8,548,970 or $1.18 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of August 31, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The iShares MSCI France ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
During the year, the iShares MSCI France ETF and the iShares MSCI Sweden ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal years 2022 and 2010-2014 respectively, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements
40

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI Austria ETF
iShares MSCI Belgium ETF
iShares MSCI France ETF
iShares MSCI Netherlands ETF
iShares MSCI Sweden ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
41
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI Austria	$3,645,233
MSCI Belgium	511,792
MSCI France	20,190,409
MSCI Netherlands	6,219,172
MSCI Sweden	7,893,628
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Austria	$3,792,235	$524,060
MSCI Belgium	564,243	86,080
MSCI France	20,239,321	—
MSCI Netherlands	6,444,453	905,625
MSCI Sweden	8,617,439	—
Important Tax Information
42

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
43
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Netherlands ETF, iShares MSCI Sweden ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
44

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
45
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
46

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares
47
2024 iShares Annual Financial Statements

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August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca
• iShares MSCI BIC ETF | BKF | NYSE Arca
• iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
• iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

Schedule of Investments
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.7%
3R Petroleum Oleo E Gas SA	3,026,346	$14,159,945
AES Brasil Energia SA	3,405,007	6,917,615
Allos SA, NVS	3,758,720	15,212,414
Alupar Investimento SA	1,689,534	9,541,935
Ambev SA	39,187,066	89,416,277
Armac Locacao Logistica E Servicos SA	562,491	863,306
Atacadao SA(a)	4,866,916	7,746,030
Auren Energia SA	3,588,524	7,252,245
Azzas 2154 SA	1,338,616	11,638,177
B3 SA - Brasil Bolsa Balcao	47,987,085	107,963,385
Banco Bradesco SA	14,101,787	35,379,886
Banco BTG Pactual SA	10,361,737	65,377,331
Banco do Brasil SA	14,487,778	72,285,297
BB Seguridade Participacoes SA	5,953,088	38,796,817
BRF SA(a)	5,309,430	24,710,359
C&A Modas SA(a)	1,025,869	1,851,168
Caixa Seguridade Participacoes S/A	3,647,776	10,582,269
Camil Alimentos SA	1,706,015	2,884,753
CCR SA	9,489,756	22,310,217
Centrais Eletricas Brasileiras SA	10,334,041	76,552,526
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,875,834	65,145,673
Cia. Brasileira de Aluminio(a)	2,521,056	2,227,638
Cia. de Saneamento de Minas Gerais Copasa MG	2,436,389	10,254,021
Cia. De Sanena Do Parana	1,678,444	8,535,243
Cia. Siderurgica Nacional SA	5,931,227	12,481,366
Cogna Educacao SA(a)	17,760,161	4,317,182
Cosan SA	10,886,608	25,806,667
CPFL Energia SA	1,478,664	8,943,950
Cury Construtora e Incorporadora SA	1,543,174	6,522,131
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,684,121	10,391,774
Dexco SA	4,610,966	6,716,885
Direcional Engenharia SA	1,511,052	7,756,409
EcoRodovias Infraestrutura e Logistica SA	3,224,782	4,480,175
Embraer SA(a)	6,319,980	52,513,713
Energisa SA	1,689,749	14,184,303
Engie Brasil Energia SA	1,430,550	11,462,777
Equatorial Energia SA	8,952,591	54,325,999
Ez Tec Empreendimentos e Participacoes SA	1,434,700	3,586,782
Fleury SA	3,418,064	9,673,280
GPS Participacoes e Empreendimentos SA(b)	2,919,064	9,348,753
Grendene SA	4,606,176	4,903,709
Grupo Mateus SA	5,744,442	8,031,690
Grupo SBF SA	1,278,952	3,923,576
Hapvida Participacoes e Investimentos SA(a)(b)	43,866,542	33,001,382
Hidrovias do Brasil SA(a)	6,112,093	3,784,846
Hypera SA	3,100,345	15,699,899
Iguatemi SA	2,517,821	9,868,552
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,080,410	4,225,062
Inter & Co. Inc., Class A, NVS	2,219,530	16,313,545
IRB-Brasil Resseguros SA(a)	626,042	5,374,056
JBS SA	6,804,767	42,258,509
JHSF Participacoes SA	4,241,128	3,288,484
Klabin SA	7,272,124	27,857,798
Localiza Rent a Car SA	7,924,015	58,165,261
Localiza Rent a Car SA, NVS(a)	83,171	599,143
LOG Commercial Properties e Participacoes SA	746,262	3,098,418
Security	Shares	Value
Brazil (continued)
Lojas Renner SA	8,600,557	$25,957,554
LWSA SA(a)(b)	4,018,745	3,244,402
M Dias Branco SA	859,384	4,141,426
Magazine Luiza SA(a)	3,176,377	6,853,280
Marfrig Global Foods SA(a)	4,044,243	10,447,960
Minerva SA	3,443,450	4,576,237
Movida Participacoes SA(a)	2,328,611	2,950,041
MRV Engenharia e Participacoes SA(a)	3,664,741	4,857,320
Multiplan Empreendimentos Imobiliarios SA	2,189,438	9,960,555
Natura & Co. Holding SA	8,038,709	19,326,734
NU Holdings Ltd./Cayman Islands, Class A(a)	26,391,629	395,082,686
Odontoprev SA	3,409,912	6,812,624
Oncoclinicas do Brasil Servicos Medicos SA(a)	2,269,347	2,681,687
Pagseguro Digital Ltd., Class A(a)	1,794,425	19,864,285
Petroleo Brasileiro SA	33,013,216	251,525,918
Petroreconcavo SA	1,480,464	5,358,718
PRIO SA	7,142,806	59,363,378
Raia Drogasil SA	11,376,245	55,630,251
Rede D'Or Sao Luiz SA(b)	7,148,223	40,497,655
Rumo SA	11,179,073	43,340,119
Santos Brasil Participacoes SA	4,846,081	11,178,072
Sao Martinho SA	1,499,442	7,374,894
Sendas Distribuidora SA(a)	11,951,309	20,293,655
Serena Energia SA, NVS(a)	3,460,421	4,973,325
Simpar SA(a)	4,373,847	4,788,303
SLC Agricola SA	2,356,935	7,385,352
Smartfit Escola de Ginastica e Danca SA	2,490,739	9,744,727
StoneCo Ltd., Class A(a)	2,252,602	29,869,503
Suzano SA	6,772,466	66,091,010
Telefonica Brasil SA	3,434,490	31,584,669
TIM SA/Brazil	7,478,846	23,700,031
TOTVS SA	4,852,722	25,805,069
Transmissora Alianca de Energia Eletrica SA	1,318,898	8,295,839
Ultrapar Participacoes SA	6,507,250	26,971,382
Vale SA	29,383,376	310,624,037
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,573,849	6,167,772
Vibra Energia SA	8,879,049	40,520,079
Vivara Participacoes SA	1,405,004	6,586,326
WEG SA	14,866,738	142,839,071
Wilson Sons SA, NVS	1,088,109	3,320,731
XP Inc., Class A	3,287,891	60,530,073
YDUQS Participacoes SA	2,452,015	4,285,408
		3,015,912,761
Chile — 0.4%
Aguas Andinas SA, Class A	32,300,615	9,792,136
Banco de Chile	395,115,583	49,988,357
Banco de Credito e Inversiones SA	636,297	19,491,697
Banco Itau Chile SA, NVS	816,853	9,565,651
Banco Santander Chile	584,654,113	30,073,483
CAP SA(a)	796,265	4,880,143
Cencosud SA	12,183,775	24,668,371
Cia Cervecerias Unidas SA	1,220,115	6,770,108
Colbun SA	75,943,428	10,139,975
Empresa Nacional de Telecomunicaciones SA	1,746,023	5,350,506
Empresas CMPC SA	10,193,767	17,604,698
Empresas Copec SA	3,387,249	22,195,504
Enel Americas SA	190,161,431	20,374,736
Enel Chile SA	241,330,763	13,076,529
Engie Energia Chile SA(a)	6,755,790	6,462,111
Falabella SA(a)	7,071,776	24,998,727
Inversiones Aguas Metropolitanas SA	5,592,369	4,474,042

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chile (continued)
Latam Airlines Group SA	1,404,476,405	$18,153,117
Parque Arauco SA	6,215,243	10,248,771
SMU SA	31,669,535	5,034,365
Vina Concha y Toro SA	5,665,118	7,037,067
		320,380,094
China — 21.4%
360 Security Technology Inc., Class A	3,988,988	3,947,129
361 Degrees International Ltd.	9,810,000	4,413,751
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,428,337	2,806,562
3SBio Inc.(b)	14,740,500	11,422,542
AAC Technologies Holdings Inc.	6,293,500	26,736,513
Accelink Technologies Co. Ltd., Class A	515,900	2,121,232
ACM Research Shanghai Inc., Class A	161,438	2,082,983
Advanced Micro-Fabrication Equipment Inc./China, Class A	375,833	7,176,616
AECC Aviation Power Co. Ltd., Class A	1,365,377	6,828,482
Agricultural Bank of China Ltd., Class A	41,433,635	26,388,837
Agricultural Bank of China Ltd., Class H	243,309,000	107,172,188
Aier Eye Hospital Group Co. Ltd., Class A	4,985,446	6,805,457
AIM Vaccine Co. Ltd., NVS(a)(c)	802,600	464,198
Air China Ltd., Class A(a)	7,868,500	7,724,644
AK Medical Holdings Ltd.(b)(c)	5,778,000	3,234,273
Akeso Inc.(a)(b)(c)	5,212,000	32,715,899
Alibaba Group Holding Ltd., Class A	133,353,604	1,382,151,978
Alibaba Health Information Technology Ltd.(a)(c)	49,100,000	18,774,274
Alibaba Pictures Group Ltd.(a)(c)	121,410,000	5,737,198
A-Living Smart City Services Co. Ltd.(b)(c)	6,882,250	2,243,795
Aluminum Corp. of China Ltd., Class A	5,141,700	4,926,371
Aluminum Corp. of China Ltd., Class H	35,854,000	22,352,282
Amlogic Shanghai Co. Ltd., Class A	287,186	2,201,922
ANE Cayman Inc.(a)	4,828,000	4,767,447
Angelalign Technology Inc.(b)(c)	410,000	2,865,846
Anhui Conch Cement Co. Ltd., Class A	1,583,529	4,668,935
Anhui Conch Cement Co. Ltd., Class H	10,638,500	22,956,896
Anhui Gujing Distillery Co. Ltd., Class A	210,455	5,095,811
Anhui Gujing Distillery Co. Ltd., Class B	978,300	13,134,133
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	1,443,700	4,082,159
Anhui Kouzi Distillery Co. Ltd., Class A	515,848	2,646,221
Anhui Yingjia Distillery Co. Ltd., Class A	491,500	3,472,063
Anjoy Foods Group Co. Ltd., Class A	251,800	2,696,297
Anker Innovations Technology Co. Ltd., Class A	319,708	2,841,169
ANTA Sports Products Ltd.	11,019,000	107,503,286
Ascentage Pharma Group International(a)(b)(c)	2,336,500	9,906,326
Asymchem Laboratories Tianjin Co. Ltd., Class A	218,540	1,953,836
Autobio Diagnostics Co. Ltd., Class A	399,500	2,300,403
Autohome Inc., ADR	543,529	13,675,192
Avary Holding Shenzhen Co. Ltd., Class A	1,281,800	6,480,286
AviChina Industry & Technology Co. Ltd., Class H	23,523,000	10,054,603
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	3,378,200	3,179,554
Baidu Inc., Class A(a)	19,878,212	209,741,230
Bairong Inc. (a)(b)	2,443,500	2,564,989
Bank of Beijing Co. Ltd., Class A	12,117,506	8,968,425
Bank of Chengdu Co. Ltd., Class A	2,537,508	4,980,112
Bank of China Ltd., Class A	17,007,500	11,486,053
Bank of China Ltd., Class H	691,716,000	312,533,696
Bank of Communications Co. Ltd., Class A	18,891,380	18,917,142
Bank of Communications Co. Ltd., Class H	76,114,000	55,002,931
Security	Shares	Value
China (continued)
Bank of Hangzhou Co. Ltd., Class A	3,714,397	$6,661,073
Bank of Jiangsu Co. Ltd., Class A	7,509,908	8,215,976
Bank of Nanjing Co. Ltd., Class A	6,331,881	8,860,837
Bank of Ningbo Co. Ltd., Class A	2,991,093	8,521,676
Bank of Shanghai Co. Ltd., Class A	10,067,565	10,046,350
Baoshan Iron & Steel Co. Ltd., Class A	9,433,930	7,926,669
BeiGene Ltd.(a)	6,104,064	90,336,838
Beijing Capital International Airport Co. Ltd., Class H(a)(c)	18,062,000	5,405,108
Beijing Enlight Media Co. Ltd., Class A	2,126,594	2,128,815
Beijing Enterprises Holdings Ltd.	4,054,000	13,103,411
Beijing Enterprises Water Group Ltd.	37,770,000	11,033,957
Beijing Kingsoft Office Software Inc., Class A	247,558	6,346,446
Beijing New Building Materials PLC, Class A	1,216,419	4,428,816
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	604,300	926,226
Beijing Roborock Technology Co. Ltd., Class A	143,312	4,572,521
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,155,900	3,873,720
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	3,623,000	3,917,233
Beijing Tongrentang Co. Ltd., Class A	890,300	4,412,180
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	580,858	5,816,979
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	24,022,501	18,380,223
Bethel Automotive Safety Systems Co. Ltd., Class A	514,820	2,695,282
Bilibili Inc., Class Z(a)(c)	2,014,017	29,016,074
Bloomage Biotechnology Corp. Ltd., Class A	273,586	1,941,298
BOC Aviation Ltd.(b)	1,825,500	15,731,822
BOC International China Co. Ltd., Class A	1,396,000	1,752,816
BOE Technology Group Co. Ltd., Class A	15,452,600	8,410,570
BOE Varitronix Ltd.(c)	4,107,000	2,442,475
Bosideng International Holdings Ltd.	32,786,000	16,103,309
Brilliance China Automotive Holdings Ltd.	27,204,000	11,341,847
BYD Co. Ltd., Class A	896,886	31,424,972
BYD Co. Ltd., Class H	9,204,500	281,905,930
BYD Electronic International Co. Ltd.	6,928,500	25,382,758
By-health Co. Ltd., Class A	1,469,100	2,337,361
C&D International Investment Group Ltd.	6,462,000	10,409,765
Caitong Securities Co. Ltd., Class A	5,177,050	4,757,262
Cambricon Technologies Corp. Ltd., Class A(a)	244,573	8,905,422
Canggang Railway Ltd., NVS	12,742,000	1,104,035
CanSino Biologics Inc., Class H(a)(b)(c)	840,400	1,959,022
Canvest Environmental Protection Group Co. Ltd.	10,268,000	5,675,329
Cathay Biotech Inc., Class A	380,000	1,931,511
CGN Mining Co. Ltd.(a)(c)	26,190,000	5,182,750
CGN New Energy Holdings Co. Ltd.	15,986,000	4,315,554
CGN Power Co. Ltd., Class H(b)	100,305,000	40,860,363
Changchun High-Tech Industry Group Co. Ltd., Class A	239,542	2,780,813
Changjiang Securities Co. Ltd., Class A	5,950,828	4,150,402
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	222,669	3,661,299
Chaozhou Three-Circle Group Co. Ltd., Class A	1,509,853	6,695,533
Chervon Holdings Ltd.(c)	845,000	2,073,165
China Aircraft Leasing Group Holdings Ltd.	1,576,000	592,177
China Animal Healthcare Ltd.(d)	1,237,000	2
China Aoyuan Group Ltd.(a)	10,526,000	196,904
China BlueChemical Ltd., Class H	17,490,000	4,351,304
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China CITIC Bank Corp. Ltd., Class H	75,603,000	$43,623,090
China Coal Energy Co. Ltd., Class H	18,047,000	21,515,534
China Communications Services Corp. Ltd., Class H	21,980,000	11,195,207
China Conch Venture Holdings Ltd.(c)	12,314,000	9,588,484
China Construction Bank Corp., Class A	4,103,422	4,356,758
China Construction Bank Corp., Class H	844,423,000	592,902,809
China CSSC Holdings Ltd., Class A	2,301,101	12,453,909
China Datang Corp. Renewable Power Co. Ltd., Class H	23,633,000	5,960,642
China East Education Holdings Ltd.(b)(c)	5,978,500	1,808,100
China Eastern Airlines Corp. Ltd., Class A(a)	11,594,275	6,186,412
China Education Group Holdings Ltd.(c)	10,534,000	5,927,925
China Energy Engineering Corp. Ltd., Class A	38,648,344	11,593,854
China Everbright Bank Co. Ltd., Class A	20,914,682	9,022,639
China Everbright Bank Co. Ltd., Class H	25,275,000	7,570,332
China Everbright Environment Group Ltd.	32,115,148	14,702,414
China Everbright Ltd.	9,720,000	4,353,633
China Feihe Ltd.(b)	30,747,000	16,460,220
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	11,606,000	3,825,107
China Galaxy Securities Co. Ltd., Class A	2,041,900	3,201,434
China Galaxy Securities Co. Ltd., Class H	35,628,500	18,792,939
China Gas Holdings Ltd.	23,552,400	19,880,892
China Great Wall Securities Co. Ltd., Class A	2,170,200	2,064,709
China Greatwall Technology Group Co. Ltd., Class A(a)	2,762,000	3,125,753
China Hongqiao Group Ltd.	24,895,000	33,950,040
China Huiyuan Juice Group Ltd.(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	1,404,900	5,666,174
China International Capital Corp. Ltd., Class H(b)	11,846,400	12,668,559
China Jinmao Holdings Group Ltd.	53,356,000	4,827,131
China Jushi Co. Ltd., Class A	2,832,362	3,993,101
China Lesso Group Holdings Ltd.	11,090,000	3,947,099
China Life Insurance Co. Ltd., Class A	1,281,021	6,025,314
China Life Insurance Co. Ltd., Class H	64,236,000	96,512,559
China Lilang Ltd.(c)	5,998,000	3,181,099
China Literature Ltd.(a)(b)(c)	3,428,200	10,773,656
China Longyuan Power Group Corp. Ltd., Class H	26,938,000	20,926,931
China Medical System Holdings Ltd.	11,711,000	10,655,481
China Meidong Auto Holdings Ltd.	6,170,000	1,372,612
China Mengniu Dairy Co. Ltd.	26,596,000	44,807,166
China Merchants Bank Co. Ltd., Class A	10,332,582	46,699,975
China Merchants Bank Co. Ltd., Class H	34,241,464	140,516,745
China Merchants Energy Shipping Co. Ltd., Class A	5,352,100	5,670,149
China Merchants Port Holdings Co. Ltd.	12,118,270	18,141,331
China Merchants Securities Co. Ltd., Class A	4,330,741	8,928,221
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,761,366	6,187,156
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	16,093,717	7,785,756
China Minsheng Banking Corp. Ltd., Class H	54,778,720	19,689,275
China Modern Dairy Holdings Ltd.(c)	33,878,000	2,866,227
China National Building Material Co. Ltd., Class H	34,106,850	9,796,353
China National Chemical Engineering Co. Ltd., Class A	4,276,422	4,128,931
China National Nuclear Power Co. Ltd., Class A	9,336,609	14,402,111
China National Software & Service Co. Ltd., Class A(a)	515,780	2,237,156
Security	Shares	Value
China (continued)
China New Higher Education Group Ltd.(b)	213,000	$41,031
China Nonferrous Mining Corp Ltd.	18,014,000	12,649,234
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,468,700	5,860,238
China Oilfield Services Ltd., Class H	15,192,000	14,236,904
China Oriental Group Co. Ltd.	15,524,000	2,243,206
China Overseas Grand Oceans Group Ltd.(c)	17,396,500	3,393,049
China Overseas Land & Investment Ltd.	32,890,500	51,706,171
China Overseas Property Holdings Ltd.(c)	12,845,000	7,789,314
China Pacific Insurance Group Co. Ltd., Class A	3,285,442	13,710,625
China Pacific Insurance Group Co. Ltd., Class H	23,373,800	60,580,398
China Petroleum & Chemical Corp., Class A	15,636,200	14,995,682
China Petroleum & Chemical Corp., Class H	212,986,200	143,925,770
China Power International Development Ltd.	41,812,000	19,097,003
China Railway Group Ltd., Class A	9,820,966	7,968,393
China Railway Group Ltd., Class H	35,360,000	16,329,706
China Rare Earth Resources & Technology Co. Ltd., Class A	1,093,300	3,423,913
China Renaissance Holdings Ltd.(a)(b)(c)(d)	2,502,500	1,367,248
China Renewable Energy Investment Ltd.(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	13,871,500	42,729,354
China Resources Building Materials Technology Holdings Ltd.	21,994,000	4,321,785
China Resources Gas Group Ltd.	8,249,500	27,730,872
China Resources Land Ltd.	27,826,277	77,979,778
China Resources Medical Holdings Co. Ltd.	10,974,500	4,985,871
China Resources Microelectronics Ltd., Class A	876,812	4,287,484
China Resources Mixc Lifestyle Services Ltd.(b)	6,015,000	19,792,320
China Resources Pharmaceutical Group Ltd.(b)	14,533,000	10,232,724
China Resources Power Holdings Co. Ltd.	16,900,000	45,820,950
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	784,535	4,972,549
China Risun Group Ltd.(c)	14,807,000	5,492,247
China Ruyi Holdings Ltd.(a)(c)	52,759,200	15,246,102
China Shenhua Energy Co. Ltd., Class A	3,180,329	18,166,157
China Shenhua Energy Co. Ltd., Class H	29,841,000	128,247,623
China Shineway Pharmaceutical Group Ltd.	4,625,000	5,155,590
China Southern Airlines Co. Ltd., Class A(a)	7,427,584	5,959,648
China State Construction Engineering Corp. Ltd., Class A	19,419,419	14,746,297
China State Construction International Holdings Ltd.	18,276,000	26,061,715
China Taiping Insurance Holdings Co. Ltd.	12,727,508	16,457,576
China Three Gorges Renewables Group Co. Ltd., Class A	13,545,070	8,723,742
China Tobacco International HK Co. Ltd.(c)	3,837,000	8,184,484
China Tourism Group Duty Free Corp. Ltd., Class A	889,579	7,636,386
China Tower Corp. Ltd., Class H(b)	384,600,000	47,103,956
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	25,674,000	13,960,061
China Travel International Investment Hong Kong Ltd.(c)	34,708,000	4,447,064
China United Network Communications Ltd., Class A	14,891,525	9,743,306
China Vanke Co. Ltd., Class A(a)	4,056,968	3,849,012
China Vanke Co. Ltd., Class H(a)(c)	19,107,087	10,001,405
China Water Affairs Group Ltd.(c)	9,056,000	5,406,445
China XLX Fertiliser Ltd.	5,132,000	2,407,475
China Yangtze Power Co. Ltd., Class A	12,590,825	52,183,874
China Zheshang Bank Co. Ltd., Class A	18,418,296	6,806,545
China Zhongwang Holdings Ltd., NVS(d)	2,334,641	129,576

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Chinasoft International Ltd.(c)	21,336,000	$10,231,208
Chongqing Brewery Co. Ltd., Class A	318,800	2,496,009
Chongqing Changan Automobile Co. Ltd., Class A	4,660,764	7,929,627
Chongqing Hongjiu Fruit Co. Ltd.(a)(c)(d)	4,263,600	856,241
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,290,263	4,190,156
Chow Tai Fook Jewellery Group Ltd.(c)	18,001,800	15,248,361
CIMC Enric Holdings Ltd.	8,158,000	6,561,656
CITIC Ltd.	50,005,000	49,626,227
CITIC Securities Co. Ltd., Class A	5,348,349	14,527,058
CITIC Securities Co. Ltd., Class H	13,977,400	21,018,704
Cloud Music Inc.(a)(b)	595,050	7,455,486
CMOC Group Ltd., Class A	8,500,233	8,947,203
CMOC Group Ltd., Class H	33,318,000	27,046,599
CNGR Advanced Material Co. Ltd., Class A	600,500	2,448,582
CNPC Capital Co. Ltd., Class A, NVS	4,412,600	3,235,894
COFCO Joycome Foods Ltd.(a)(c)	28,771,000	5,565,885
Concord New Energy Group Ltd.	82,740,000	5,719,838
Contemporary Amperex Technology Co. Ltd., Class A	2,275,051	58,959,956
Cosco Shipping Energy Transportation Co. Ltd., Class A	1,917,200	3,948,668
Cosco Shipping Energy Transportation Co. Ltd., Class H(c)	11,338,000	12,460,779
Cosco Shipping Holdings Co. Ltd., Class A	5,317,446	9,385,812
Cosco Shipping Holdings Co. Ltd., Class H	26,876,100	36,929,863
Cosco Shipping International Hong Kong Co. Ltd., Class B	11,972,000	6,734,473
COSCO Shipping Ports Ltd.	14,746,000	8,741,285
Country Garden Holdings Co. Ltd.(a)(c)(d)	69,405,000	2,136,141
Country Garden Services Holdings Co. Ltd.	18,677,000	10,633,210
CRRC Corp. Ltd., Class A	10,533,900	10,600,306
CRRC Corp. Ltd., Class H	40,274,000	24,395,447
CSC Financial Co. Ltd., Class A	2,371,594	6,410,093
CSG Holding Co. Ltd., Class B	3,734,481	1,082,347
CSPC Innovation Pharmaceutical Co. Ltd., Class A	907,840	3,078,511
CSPC Pharmaceutical Group Ltd.	71,543,760	43,925,711
Daqin Railway Co. Ltd., Class A	7,135,819	6,150,570
Daqo New Energy Corp., ADR(a)(c)	432,978	6,377,766
Digital China Holdings Ltd.(c)	9,458,000	3,884,968
Dong-E-E-Jiao Co. Ltd., Class A	354,900	2,496,754
Dongfang Electric Corp. Ltd., Class A	1,759,824	3,389,076
Dongxing Securities Co. Ltd., Class A	4,015,467	4,625,661
Dongyue Group Ltd.	12,907,000	9,353,574
DPC Dash Ltd., NVS(a)(c)	376,000	3,278,874
East Buy Holding Ltd.(a)(b)(c)	3,760,500	6,220,475
East Money Information Co. Ltd., Class A	7,377,888	11,216,312
Eastroc Beverage Group Co. Ltd., Class A	258,000	8,293,372
Ecovacs Robotics Co. Ltd., Class A	398,900	2,255,891
Empyrean Technology Co. Ltd., Class A, NVS	277,300	2,884,585
ENN Energy Holdings Ltd.	6,866,800	44,210,677
ENN Natural Gas Co. Ltd., Class A	1,958,528	4,881,988
Eoptolink Technology Inc. Ltd., Class A	408,100	5,412,447
Eve Energy Co. Ltd., Class A	1,270,077	5,989,871
Everbright Securities Co. Ltd., Class A	2,406,786	4,979,377
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	7,311,200	2,176,385
Everest Medicines Ltd.(a)(b)(c)	1,999,500	5,291,026
Far East Horizon Ltd.	11,474,000	8,019,352
Fenbi Ltd., NVS(a)(c)	6,862,500	2,349,749
Security	Shares	Value
China (continued)
FinVolution Group, ADR	1,445,135	$7,659,216
First Tractor Co. Ltd., Class H	2,672,000	2,700,167
Flat Glass Group Co. Ltd., Class A	1,201,700	2,859,632
Focus Media Information Technology Co. Ltd., Class A	8,290,399	6,683,890
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,050,974	10,666,213
Fosun International Ltd.	22,445,500	11,614,327
Founder Securities Co. Ltd., Class A	5,872,700	5,759,525
Foxconn Industrial Internet Co. Ltd., Class A	6,856,725	19,842,419
Fu Shou Yuan International Group Ltd.(c)	11,386,000	5,769,823
Fufeng Group Ltd.	15,833,400	8,890,538
Fuyao Glass Industry Group Co. Ltd., Class A	887,900	5,998,453
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,440,000	31,079,535
GalaxyCore Inc., Class A, NVS	1,070,200	1,665,378
Ganfeng Lithium Group Co. Ltd., Class A	1,096,157	4,215,153
Gaotu Techedu Inc., ADR(a)	401,896	1,278,029
GCL Technology Holdings Ltd.(a)(c)	185,657,000	27,495,178
GD Power Development Co. Ltd., Class A	12,421,800	9,374,943
GDS Holdings Ltd.(a)(c)	8,717,376	18,525,350
Geely Automobile Holdings Ltd.	52,460,000	58,709,520
Gemdale Properties & Investment Corp. Ltd.(c)	70,936,000	1,615,041
Genertec Universal Medical Group Co. Ltd.(b)	12,611,500	7,203,949
Genscript Biotech Corp.(a)(c)	10,310,000	15,551,898
GF Securities Co. Ltd., Class A	2,742,430	4,574,728
Giant Biogene Holding Co. Ltd.(b)	2,687,800	14,188,862
GigaDevice Semiconductor Inc., Class A(a)	384,635	3,933,369
Ginlong Technologies Co. Ltd., Class A	240,550	2,017,793
GoerTek Inc., Class A	1,946,262	5,837,084
Goldwind Science & Technology Co Ltd., Class A	2,849,937	3,318,122
Goneo Group Co. Ltd., Class A	485,955	4,637,342
Gotion High-tech Co. Ltd., Class A	1,352,700	3,560,912
Grand Pharmaceutical Group Ltd.	15,617,000	8,810,543
Great Wall Motor Co. Ltd., Class A	799,800	2,604,361
Great Wall Motor Co. Ltd., Class H	20,965,500	29,961,229
Gree Electric Appliances Inc. of Zhuhai, Class A	1,769,300	9,889,992
Greentown China Holdings Ltd.	9,479,500	7,474,574
Greentown Management Holdings Co. Ltd.(b)	8,488,000	3,063,260
Greentown Service Group Co. Ltd.	13,324,000	6,167,229
GRG Banking Equipment Co. Ltd., Class A	2,397,100	3,181,224
Guangdong Haid Group Co. Ltd., Class A	1,061,520	5,786,695
Guangdong Investment Ltd.	25,308,000	14,301,032
Guanghui Energy Co. Ltd., Class A	4,426,380	3,721,354
Guangzhou Automobile Group Co. Ltd., Class A	1,656,899	1,725,839
Guangzhou Automobile Group Co. Ltd., Class H	23,737,200	7,576,187
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,082,988	4,392,405
Guangzhou Haige Communications Group Inc. Co., Class A	1,728,700	2,205,890
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,225,996	2,480,811
Guolian Securities Co. Ltd., Class A	2,721,600	3,704,287
Guosen Securities Co. Ltd., Class A	5,852,567	7,483,457
Guotai Junan Securities Co. Ltd., Class A	4,137,691	8,599,551
Guoyuan Securities Co. Ltd., Class A	4,582,471	4,099,854
Gushengtang Holdings Ltd.(c)	1,557,400	7,699,322
H World Group Ltd., ADR	1,774,730	54,022,781
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	31,873,000	2,861,204
Haidilao International Holding Ltd.(b)(c)	14,549,000	24,210,532
Haier Smart Home Co. Ltd., Class A	2,969,437	10,323,941
Haier Smart Home Co. Ltd., Class A	21,609,800	66,033,042
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hainan Airlines Holding Co. Ltd., Class A(a)	27,333,341	$4,082,467
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	7,437,903	3,310,349
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	2,024,000	1,781,596
Haitian International Holdings Ltd.	5,901,000	16,486,649
Haitong Securities Co. Ltd., Class A	3,619,331	4,396,746
Haitong Securities Co. Ltd., Class H	21,590,000	9,592,319
Hang Zhou Great Star Industrial Co. Ltd., Class A	990,400	3,726,136
Hangzhou First Applied Material Co. Ltd., Class A	1,565,331	3,398,405
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	987,400	2,637,452
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	6,706,934	5,990,431
Hangzhou Tigermed Consulting Co. Ltd., Class A	255,574	1,829,667
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,304,000	26,280,161
Harbin Electric Co. Ltd., Class H	8,352,000	2,514,374
Helens International Holdings Co. Ltd.	2,539,000	581,946
Hello Group Inc., ADR	1,367,780	9,082,059
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	1,743,600	3,685,156
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,402,932	7,861,181
Hengan International Group Co. Ltd.	5,446,000	17,443,467
Hengli Petrochemical Co. Ltd., Class A	3,960,430	7,501,961
Hengtong Optic-Electric Co. Ltd., Class A	1,592,800	3,175,398
Hengyi Petrochemical Co. Ltd., Class A	3,296,261	2,821,666
Hisense Home Appliances Group Co. Ltd., Class H(c)	3,067,000	7,907,706
Hisense Visual Technology Co. Ltd., Class A	904,405	1,996,676
Hithink RoyalFlush Information Network Co. Ltd., Class A	309,502	4,479,424
HLA Group Corp. Ltd., Class A	2,189,100	1,836,867
Hopson Development Holdings Ltd.(a)(c)	10,752,371	3,679,959
Hoshine Silicon Industry Co. Ltd., Class A	546,023	3,832,269
Hua Han Health Industry Holdings Ltd.(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(b)(c)	5,140,000	11,197,231
Huabao International Holdings Ltd.(c)	9,019,000	2,683,331
Huadian Power International Corp. Ltd., Class A	5,487,200	4,296,097
Huadong Medicine Co. Ltd., Class A	1,016,651	4,216,575
Huafon Chemical Co. Ltd., Class A	6,020,355	6,285,075
Huagong Tech Co. Ltd., Class A	748,100	3,157,507
Huaibei Mining Holdings Co. Ltd., Class A	1,544,700	3,150,959
Hualan Biological Engineering Inc., Class A	1,433,920	3,042,758
Huaneng Power International Inc., Class A	4,197,326	4,104,593
Huaneng Power International Inc., Class H	37,024,000	21,403,673
Huatai Securities Co. Ltd., Class A	1,701,251	3,012,616
Huatai Securities Co. Ltd., Class H(b)	12,817,800	14,105,677
Huaxia Bank Co. Ltd., Class A	9,794,430	8,311,871
Huayu Automotive Systems Co. Ltd., Class A	2,355,960	4,891,382
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	621,800	2,582,565
Huizhou Desay Sv Automotive Co. Ltd., Class A	342,300	4,393,649
Humanwell Healthcare Group Co. Ltd., Class A	1,131,300	3,197,890
Hunan Valin Steel Co. Ltd., Class A	6,604,400	3,702,465
Hundsun Technologies Inc., Class A	1,123,149	2,582,116
HUTCHMED China Ltd.(a)	4,774,580	16,906,866
HUYA Inc., ADR	858,547	3,580,141
Hwatsing Technology Co. Ltd., Class A, NVS	181,520	3,457,989
Security	Shares	Value
China (continued)
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	3,309,400	$8,292,144
Hygon Information Technology Co. Ltd., Class A, NVS	1,116,253	12,546,721
iDreamSky Technology Holdings Ltd.(a)(b)(c)	8,475,600	2,386,649
IEIT Systems Co. Ltd., Class A	868,072	3,964,288
Iflytek Co. Ltd., Class A	1,273,096	6,193,650
Imeik Technology Development Co. Ltd., Class A	188,692	3,854,615
Industrial & Commercial Bank of China Ltd., Class A	32,045,280	27,010,752
Industrial & Commercial Bank of China Ltd., Class H	617,987,000	353,438,113
Industrial Bank Co. Ltd., Class A	9,813,791	22,817,719
Industrial Securities Co. Ltd., Class A	6,247,951	4,552,865
INESA Intelligent Tech Inc., Class B	2,977,852	1,452,370
Ingenic Semiconductor Co. Ltd., Class A	300,203	1,977,105
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	39,949,100	8,107,468
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	11,056,200	5,997,079
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,703,662	8,620,619
Inner Mongolia Yitai Coal Co. Ltd., Class B	9,269,595	17,563,139
InnoCare Pharma Ltd.(a)(b)	5,825,000	3,705,148
Innovent Biologics Inc.(a)(b)	10,754,500	58,293,653
iQIYI Inc., ADR(a)(c)	4,006,842	8,614,710
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	640,600	3,075,241
JA Solar Technology Co. Ltd., Class A	1,825,180	2,543,849
JCET Group Co. Ltd., Class A	1,144,200	5,280,757
JD Health International Inc.(a)(b)	9,792,750	29,170,860
JD Logistics Inc.(a)(b)	17,706,500	21,495,611
JD.com Inc., Class A	21,669,904	292,893,127
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,950,300	4,336,340
Jiangsu Expressway Co. Ltd., Class H	10,688,000	10,540,245
Jiangsu Hengli Hydraulic Co. Ltd., Class A	885,296	6,354,210
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,966,055	18,398,869
Jiangsu King's Luck Brewery JSC Ltd., Class A	861,956	4,748,253
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	1,516,907	2,272,203
Jiangsu Yanghe Distillery Co. Ltd., Class A	800,251	9,220,976
Jiangsu Yangnong Chemical Co. Ltd., Class A	372,160	2,652,299
Jiangsu Yoke Technology Co. Ltd., Class A	386,500	3,052,902
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	790,300	3,682,530
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,780,300	3,248,979
Jiangxi Copper Co. Ltd., Class H	11,606,000	19,480,395
Jinchuan Group International Resources Co. Ltd.(c)	35,164,000	2,368,752
Jinduicheng Molybdenum Co. Ltd., Class A	1,828,400	2,538,945
Jinke Smart Services Group Co. Ltd.(a)	1,416,000	1,523,357
Jinko Solar Co. Ltd., Class A	4,836,018	4,907,774
JinkoSolar Holding Co. Ltd., ADR	330,377	6,323,416
Jinxin Fertility Group Ltd.(b)(c)	17,988,500	5,435,206
Jiumaojiu International Holdings Ltd.(b)(c)	10,107,000	3,337,386
JNBY Design Ltd.	2,816,500	4,850,478
JOYY Inc., ADR	305,303	10,499,370
Kangji Medical Holdings Ltd.(c)	4,975,000	3,666,849
Kanzhun Ltd., ADR	2,313,032	28,820,379
KE Holdings Inc., ADR	5,649,440	83,837,690
Keymed Biosciences Inc.(a)(b)(c)	1,683,000	7,563,717
Kingboard Holdings Ltd.	5,810,700	11,798,349

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Kingboard Laminates Holdings Ltd.	8,709,000	$6,916,207
Kingdee International Software Group Co. Ltd.(a)(c)	25,871,000	20,256,746
Kingsoft Cloud Holdings Ltd.(a)	17,875,760	2,891,138
Kingsoft Corp. Ltd.	8,269,800	22,611,511
Kuaishou Technology(a)(b)	20,438,100	104,321,729
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,551,450	3,820,413
Kunlun Energy Co. Ltd.	34,414,000	34,399,939
Kunlun Tech Co. Ltd., Class A	732,500	2,808,238
Kweichow Moutai Co. Ltd., Class A	644,820	130,897,151
LB Group Co. Ltd., Class A	2,075,007	4,761,632
Lee & Man Paper Manufacturing Ltd.(c)	14,728,000	4,101,164
Legend Biotech Corp., ADR(a)(c)	636,920	36,654,746
Lenovo Group Ltd.	70,580,000	86,182,436
Lens Technology Co. Ltd., Class A	3,362,415	8,349,141
Lepu Biopharma Co. Ltd.(a)(b)(c)	3,535,000	1,160,532
Lepu Medical Technology Beijing Co. Ltd., Class A	1,308,082	1,848,365
Li Auto Inc., Class A(a)	10,849,504	105,603,125
Li Ning Co. Ltd.	19,803,500	36,758,425
Lifetech Scientific Corp. (a)(c)	36,024,000	6,496,969
Lingyi iTech Guangdong Co., Class A	5,461,033	6,464,760
LK Technology Holdings Ltd.(c)	5,657,500	1,819,578
Longfor Group Holdings Ltd.(b)	17,186,500	19,218,145
LONGi Green Energy Technology Co. Ltd., Class A	3,954,169	7,699,114
Lonking Holdings Ltd.	23,653,000	4,288,416
Lufax Holding Ltd., ADR	1,794,237	4,072,918
Luxshare Precision Industry Co. Ltd., Class A	3,686,289	20,508,561
Luye Pharma Group Ltd. (a)(b)(c)	19,249,500	7,511,507
Luzhou Laojiao Co. Ltd., Class A	700,308	11,731,761
Mango Excellent Media Co. Ltd., Class A	1,157,232	3,156,476
Maoyan Entertainment(a)(b)(c)	5,029,200	3,967,424
Maxscend Microelectronics Co. Ltd., Class A	315,712	2,958,290
Medlive Technology Co. Ltd.(b)(c)	793,500	821,221
Meitu Inc.(b)(c)	25,742,500	7,780,017
Meituan, Class B(a)(b)	43,726,860	661,648,509
Metallurgical Corp. of China Ltd., Class A	12,749,700	5,293,343
MH Development Ltd.(d)	3,308,000	4
Microport Scientific Corp.(a)(c)	7,372,600	4,646,862
Midea Group Co. Ltd., Class A	1,680,900	15,334,639
Midea Real Estate Holding Ltd.(b)	3,594,400	3,438,691
Ming Yuan Cloud Group Holdings Ltd.	8,722,000	2,127,859
MINISO Group Holding Ltd.	3,356,504	13,919,294
Minth Group Ltd.(a)	6,570,000	10,433,383
MMG Ltd.(a)(c)	38,275,198	10,880,316
Mobvista Inc.(a)(b)	7,191,000	1,246,377
Montage Technology Co. Ltd., Class A	724,000	5,383,691
Muyuan Foods Co. Ltd., Class A(a)	2,793,883	15,173,562
NARI Technology Co. Ltd., Class A	3,724,436	12,898,506
National Silicon Industry Group Co. Ltd., Class A	1,924,600	3,991,243
NAURA Technology Group Co. Ltd., Class A	267,975	12,052,696
NetDragon Websoft Holdings Ltd.	3,020,000	4,072,226
NetEase Inc.	16,914,935	271,901,031
New China Life Insurance Co. Ltd., Class A	752,701	3,499,789
New China Life Insurance Co. Ltd., Class H	7,546,000	16,332,700
New Hope Liuhe Co. Ltd., Class A(a)	3,825,244	4,858,628
New Horizon Health Ltd.(a)(b)(c)(d)	2,592,000	4,230,141
New Oriental Education & Technology Group Inc.(a)	13,151,990	80,032,298
Nexteer Automotive Group Ltd.	8,571,000	3,011,764
Nine Dragons Paper Holdings Ltd.(a)	15,692,000	6,113,320
Security	Shares	Value
China (continued)
Ninestar Corp., Class A(a)	896,734	$3,151,614
Ningbo Deye Technology Co. Ltd., Class A, NVS	389,164	4,965,580
Ningbo Joyson Electronic Corp., Class A	1,384,500	2,802,589
Ningbo Orient Wires & Cables Co. Ltd., Class A	524,000	3,560,724
Ningbo Sanxing Medical Electric Co. Ltd., Class A	1,067,600	4,951,887
Ningbo Tuopu Group Co. Ltd., Class A	1,182,450	5,614,928
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,330,400	9,291,287
NIO Inc., ADR(a)(c)	12,115,985	48,948,579
Noah Holdings Ltd., ADR	385,053	3,188,239
Nongfu Spring Co. Ltd., Class H(b)	17,503,200	63,223,191
Offshore Oil Engineering Co. Ltd., Class A	2,793,400	2,161,798
OFILM Group Co. Ltd., Class A(a)	2,101,900	2,469,946
Oppein Home Group Inc., Class A	356,280	2,223,533
Orient Overseas International Ltd.	1,197,500	16,574,872
Orient Securities Co. Ltd., Class A	4,928,367	5,848,253
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	5,786,800	1,896,363
PDD Holdings Inc., ADR(a)(c)	6,093,369	585,633,696
People's Insurance Co. Group of China Ltd. (The), Class H	92,796,000	35,020,440
PetroChina Co. Ltd., Class A	10,221,137	12,869,898
PetroChina Co. Ltd., Class H	185,386,000	167,202,752
Pharmaron Beijing Co. Ltd., Class A	862,825	2,424,374
PICC Property & Casualty Co. Ltd., Class H	61,191,040	79,248,267
Ping An Bank Co. Ltd., Class A	7,815,436	11,182,462
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	5,674,200	7,322,212
Ping An Insurance Group Co. of China Ltd., Class A	5,317,754	32,953,601
Ping An Insurance Group Co. of China Ltd., Class H	58,506,000	276,981,335
Piotech Inc., Class A, NVS	214,008	3,887,803
Poly Developments and Holdings Group Co. Ltd., Class A	6,288,611	7,165,986
Poly Property Group Co. Ltd.	21,582,000	3,617,145
Pop Mart International Group Ltd.(b)	4,598,400	26,926,514
Postal Savings Bank of China Co. Ltd., Class A	13,077,200	8,713,087
Postal Savings Bank of China Co. Ltd., Class H(b)	68,669,000	36,692,678
Power Construction Corp. of China Ltd., Class A	10,597,044	7,163,484
Q Technology Group Co. Ltd.(a)	5,346,000	3,242,610
Qifu Technology Inc.	1,043,566	27,644,063
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	3,299,550	6,804,819
Range Intelligent Computing Technology Group Co. Ltd., Class A	1,075,100	3,626,268
Redco Properties Group Ltd.(a)(b)(c)(d)	11,872,000	710,892
RLX Technology Inc., ADR(c)	4,553,531	7,695,467
Rongsheng Petrochemical Co. Ltd., Class A	5,383,821	6,682,826
SAIC Motor Corp. Ltd., Class A	4,417,190	7,826,472
Sailun Group Co. Ltd., Class A	3,023,200	5,492,137
Sanan Optoelectronics Co. Ltd., Class A	2,729,500	4,022,483
Sany Heavy Equipment International Holdings Co. Ltd.	11,065,000	6,383,121
Sany Heavy Industry Co. Ltd., Class A	3,516,056	7,980,138
Satellite Chemical Co. Ltd., Class A	2,770,507	6,386,376
SDIC Capital Co. Ltd., Class A	5,370,700	4,395,238
SDIC Power Holdings Co. Ltd., Class A	3,708,500	8,056,554
Seazen Group Ltd.(a)(c)	21,020,000	4,208,141
Seres Group Co. Ltd., Class A, NVS(a)	845,500	9,131,171
SF Holding Co. Ltd., Class A	2,161,792	11,054,946
SG Micro Corp., Class A	299,650	3,080,882
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shaanxi Coal Industry Co. Ltd., Class A	4,925,990	$17,101,748
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,515,600	2,558,628
Shandong Gold Mining Co. Ltd., Class A	1,755,101	6,684,499
Shandong Gold Mining Co. Ltd., Class H(b)	6,014,250	11,567,163
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,692,999	5,450,901
Shandong Linglong Tyre Co. Ltd., Class A	1,282,741	3,039,916
Shandong Nanshan Aluminum Co. Ltd., Class A	11,501,800	5,947,716
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,566,400	12,252,842
Shanghai Baosight Software Co. Ltd., Class A	1,093,316	4,515,243
Shanghai Baosight Software Co. Ltd., Class B	6,334,956	9,501,313
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	175,366	3,995,210
Shanghai Chicmax Cosmetic Co. Ltd., NVS(c)	378,800	1,845,957
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,672,009	3,822,832
Shanghai Electric Group Co. Ltd., Class A(a)	11,931,800	6,104,702
Shanghai Electric Power Co. Ltd., Class A	2,016,700	2,433,590
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,059,800	3,366,856
Shanghai Industrial Holdings Ltd.	5,790,000	8,437,599
Shanghai International Airport Co. Ltd., Class A	929,203	4,335,742
Shanghai International Port Group Co. Ltd., Class A	8,445,370	7,044,576
Shanghai M&G Stationery Inc., Class A	734,347	2,771,979
Shanghai MicroPort MedBot Group Co. Ltd.(a)(c)	1,189,500	1,084,120
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	765,100	2,005,691
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,599,700	9,104,902
Shanghai Pudong Development Bank Co. Ltd., Class A	13,325,346	15,811,860
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,295,994	2,108,775
Shanghai RAAS Blood Products Co. Ltd., Class A	5,991,734	6,050,222
Shanghai Rural Commercial Bank Co. Ltd., Class A	5,516,500	5,126,419
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	439,424	6,544,134
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	1,393,038	969,554
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	841,800	2,069,786
Shanjin International Gold Co. Ltd., Class A	1,823,900	4,125,687
Shanxi Coal International Energy Group Co. Ltd., Class A	1,014,600	1,654,562
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,638,600	4,092,065
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,907,600	3,844,213
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	619,339	15,368,987
Shengyi Technology Co. Ltd., Class A	1,782,208	4,439,899
Shennan Circuits Co. Ltd., Class A	309,971	4,424,258
Shenwan Hongyuan Group Co. Ltd., Class A	14,674,092	9,346,714
Shenzhen Capchem Technology Co. Ltd., Class A	482,103	2,204,149
Shenzhen Goodix Technology Co. Ltd., Class A	245,200	2,194,630
Security	Shares	Value
China (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	904,842	$5,512,688
Shenzhen International Holdings Ltd.	11,101,250	8,869,269
Shenzhen Investment Ltd.	29,060,000	2,907,043
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	578,546	20,415,556
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	487,100	4,594,939
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	543,800	2,310,034
Shenzhen Transsion Holdings Co. Ltd., Class A	658,114	7,427,137
Shenzhou International Group Holdings Ltd.	7,127,200	58,213,033
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	959,218	2,087,533
Shoucheng Holdings Ltd.(c)	29,500,800	4,980,236
Shougang Fushan Resources Group Ltd.	22,476,000	7,497,183
Shui On Land Ltd.	49,780,666	3,766,523
Sichuan Chuantou Energy Co. Ltd., Class A	3,639,878	8,831,727
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,116,020	4,814,645
Sichuan Road & Bridge Group Co. Ltd., Class A	5,341,160	4,252,167
Sieyuan Electric Co. Ltd., Class A	631,000	5,821,852
Sihuan Pharmaceutical Holdings Group Ltd.(a)(c)	49,106,000	3,386,027
Simcere Pharmaceutical Group Ltd.(b)(c)	7,145,000	5,398,988
Sino Biopharmaceutical Ltd.	89,040,000	36,549,631
Sinofert Holdings Ltd.	27,616,000	3,585,706
Sinolink Securities Co. Ltd., Class A	2,292,900	2,375,534
Sinoma International Engineering Co., Class A	1,734,900	2,294,141
Sinopec Engineering Group Co. Ltd., Class H	16,732,000	11,444,306
Sinopec Kantons Holdings Ltd.	14,630,000	8,129,232
Sinopharm Group Co. Ltd., Class H	11,504,800	26,625,185
Sinotruk Hong Kong Ltd.	5,589,000	13,976,442
Skyworth Group Ltd.	14,570,000	5,347,712
Smoore International Holdings Ltd.(b)(c)	16,194,000	18,684,287
SOHO China Ltd.(a)(c)	21,700,000	1,747,579
SooChow Securities Co. Ltd., Class A	3,899,400	3,420,412
Southwest Securities Co. Ltd., Class A	3,839,100	2,027,506
Spring Airlines Co. Ltd., Class A	671,000	4,770,833
SSY Group Ltd.	13,396,411	6,648,556
Sunac China Holdings Ltd.(a)(c)	53,893,837	6,970,418
Sunac Services Holdings Ltd.(b)	12,283,000	2,646,223
Sungrow Power Supply Co. Ltd., Class A	1,037,020	11,230,498
Sunny Optical Technology Group Co. Ltd.	6,131,500	37,585,158
Sunwoda Electronic Co. Ltd., Class A	1,427,300	3,373,118
SUPCON Technology Co. Ltd., Class A	746,906	4,152,622
Superb Summit International Group Ltd.(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,165,900	3,910,485
Suzhou Maxwell Technologies Co. Ltd., Class A	178,292	2,053,742
Suzhou TFC Optical Communication Co. Ltd., Class A	337,240	3,662,620
SY Holdings Group Ltd.	8,856,500	6,144,511
TAL Education Group, ADR(a)(c)	3,656,903	29,401,500
TBEA Co. Ltd., Class A	3,518,887	6,263,922
TCL Electronics Holdings Ltd.	9,315,000	5,566,685
TCL Technology Group Corp., Class A	13,376,012	7,366,797
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,143,038	2,488,105
Tencent Holdings Ltd.	57,435,900	2,785,636,038
Tencent Music Entertainment Group, Class A, ADR	6,565,957	68,548,591
Tiangong International Co. Ltd.(c)	14,776,000	3,244,143
Tianli International Holdings Ltd.(c)	10,913,000	6,025,475

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Tianneng Power International Ltd.(c)	7,252,000	$5,164,053
Tianqi Lithium Corp., Class A	858,600	3,178,757
Tianshan Aluminum Group Co. Ltd., Class A	3,278,700	3,133,705
Tianshui Huatian Technology Co. Ltd., Class A	3,192,936	3,592,000
Tingyi Cayman Islands Holding Corp.	16,940,000	22,688,353
Tong Ren Tang Technologies Co. Ltd., Class H	7,076,000	4,480,776
Tongcheng Travel Holdings Ltd.	11,048,000	20,482,720
TongFu Microelectronics Co. Ltd., Class A	1,050,900	2,962,389
Tongling Nonferrous Metals Group Co. Ltd., Class A	9,815,800	4,289,310
Tongwei Co. Ltd., Class A	2,294,477	6,136,437
Topsports International Holdings Ltd.(b)	15,957,000	5,910,295
Towngas Smart Energy Co. Ltd.	11,419,000	4,261,353
TravelSky Technology Ltd., Class H	7,792,000	9,635,560
Trina Solar Co. Ltd., Class A	1,189,416	2,896,502
Trip.com Group Ltd.(a)	4,845,091	228,218,141
Tsingtao Brewery Co. Ltd., Class A	278,300	2,329,034
Tsingtao Brewery Co. Ltd., Class H	5,328,000	30,820,476
Tuya Inc.(a)	2,399,437	3,719,127
Unigroup Guoxin Microelectronics Co. Ltd., Class A	477,933	3,209,140
Unisplendour Corp. Ltd., Class A	1,730,061	4,816,443
Untrade Cteg(d)	33,362,000	43
Untrade SMI Holdings(d)	12,466,353	16
Untradelumena Newmat, NVS(d)	43,450	—
Up Fintech Holding Ltd., ADR(a)(c)	1,006,571	3,663,918
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)(d)	2,600,500	1,491,748
Vipshop Holdings Ltd., ADR	3,221,387	40,396,193
Vnet Group Inc., ADR(a)(c)	987,715	2,745,848
Wanhua Chemical Group Co. Ltd., Class A	1,453,786	14,921,605
Want Want China Holdings Ltd.	42,217,000	24,416,973
Wasion Holdings Ltd.	2,518,000	1,832,243
Weibo Corp., ADR	856,556	6,407,039
Weichai Power Co. Ltd., Class A	2,508,700	4,584,996
Weichai Power Co. Ltd., Class H	17,460,000	26,705,683
Weihai Guangwei Composites Co. Ltd., Class A	564,560	2,220,854
Weimob Inc.(a)(b)(c)	24,005,000	3,876,787
Wens Foodstuffs Group Co. Ltd., Class A	3,014,341	7,245,900
West China Cement Ltd.	28,944,000	3,255,411
Western Mining Co. Ltd., Class A	1,985,900	4,373,037
Western Securities Co. Ltd., Class A	5,593,591	5,113,442
Western Superconducting Technologies Co. Ltd., Class A	525,920	2,665,662
Will Semiconductor Co. Ltd. Shanghai, Class A	661,469	8,435,070
Wingtech Technology Co. Ltd., Class A	704,900	2,597,942
Wuhan Guide Infrared Co. Ltd., Class A	4,310,396	3,633,469
Wuliangye Yibin Co. Ltd., Class A	1,909,974	33,087,253
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,219,496	5,639,893
WuXi AppTec Co. Ltd., Class A	745,239	4,100,533
WuXi AppTec Co. Ltd., Class H(b)(c)	3,265,207	14,246,999
Wuxi Biologics Cayman Inc.(a)(b)	31,006,000	44,133,835
XCMG Construction Machinery Co. Ltd., Class A	7,827,009	7,024,230
XD Inc.(a)(c)	2,976,200	7,504,474
Xiamen C & D Inc., Class A	1,998,400	2,049,520
Xiaomi Corp., Class B(a)(b)	134,717,800	332,135,335
Xinjiang Daqo New Energy Co. Ltd., Class A	934,650	2,384,919
Xinyi Solar Holdings Ltd.	42,358,800	16,425,282
XPeng Inc.(a)(c)	10,810,350	43,416,450
Xtep International Holdings Ltd.	12,397,500	8,202,270
Yadea Group Holdings Ltd.(b)	10,974,000	15,458,399
Yankuang Energy Group Co. Ltd., Class A	2,418,121	4,843,917
Yankuang Energy Group Co. Ltd., Class H	29,038,700	37,630,365
Security	Shares	Value
China (continued)
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	840,068	$3,480,088
Yeahka Ltd.(a)(c)	2,606,000	3,575,906
Yealink Network Technology Corp. Ltd., Class A	783,906	3,639,886
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	2,607,600	3,317,268
Yidu Tech Inc. (a)(b)(c)	5,899,700	2,503,099
Yifeng Pharmacy Chain Co. Ltd., Class A	980,050	2,785,884
Yihai International Holding Ltd.(c)	4,452,000	6,656,838
Yihai Kerry Arawana Holdings Co. Ltd., Class A	954,001	3,471,735
Yonyou Network Technology Co. Ltd., Class A(a)	1,996,283	2,450,348
Youngor Fashion Co. Ltd., Class A	2,487,832	2,538,001
Youyuan International Holdings Ltd.(d)	4,800,100	6
YTO Express Group Co. Ltd., Class A	2,164,053	4,649,357
Yuexiu Property Co. Ltd.	14,412,576	7,492,349
Yuexiu REIT(c)	28,286,751	3,473,215
Yuexiu Transport Infrastructure Ltd.	11,944,000	5,457,336
Yum China Holdings Inc.	3,388,789	114,574,956
Yunnan Aluminium Co. Ltd., Class A	2,712,253	4,604,609
Yunnan Baiyao Group Co. Ltd., Class A	993,992	7,567,206
Yunnan Energy New Material Co. Ltd., Class A	547,932	2,073,340
Yunnan Yuntianhua Co. Ltd., Class A	1,404,700	4,086,236
Yutong Bus Co. Ltd., Class A	1,706,400	5,128,821
Zai Lab Ltd.(a)(c)	8,108,590	15,962,617
Zangge Mining Co. Ltd., Class A	1,476,646	5,002,723
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	221,869	6,515,072
Zhaojin Mining Industry Co. Ltd., Class H(c)	13,497,000	22,079,150
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	4,537,095	2,088,584
Zhejiang China Commodities City Group Co. Ltd., Class A	2,934,920	3,420,039
Zhejiang Chint Electrics Co. Ltd., Class A	1,472,273	3,638,465
Zhejiang Dahua Technology Co. Ltd., Class A	2,035,458	3,932,915
Zhejiang Dingli Machinery Co. Ltd., Class A	446,416	3,044,104
Zhejiang Expressway Co. Ltd., Class H	15,451,800	9,945,731
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,070,262	2,540,999
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,050,591	3,418,845
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	820,094	2,738,122
Zhejiang Juhua Co. Ltd., Class A	1,900,400	4,394,453
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	4,637,800	12,731,047
Zhejiang NHU Co. Ltd., Class A	2,406,558	6,554,616
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,310,500	3,201,607
Zhejiang Supor Co. Ltd., Class A	436,540	3,066,788
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,733,273	4,467,236
Zhejiang Zheneng Electric Power Co. Ltd., Class A	6,743,600	5,888,610
Zheshang Securities Co. Ltd., Class A	3,553,600	5,611,379
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	6,305,500	8,144,099
Zhongji Innolight Co. Ltd., Class A	586,803	9,039,782
Zhongjin Gold Corp. Ltd., Class A	3,347,818	6,356,173
Zhongsheng Group Holdings Ltd.	6,438,000	7,327,812
Zhongtai Securities Co. Ltd., Class A	5,167,200	4,245,274
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	10,972,500	2,103,415
Zhuzhou CRRC Times Electric Co. Ltd.	5,143,800	17,764,142
Zijin Mining Group Co. Ltd., Class A	10,895,300	24,491,642
Zijin Mining Group Co. Ltd., Class H	48,856,000	98,276,928
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zonqing Environmental Ltd.(c)	628,000	$705,491
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,608,100	4,998,656
ZTE Corp., Class A	1,516,239	5,299,589
ZTE Corp., Class H	7,000,040	14,076,050
ZTO Express Cayman Inc., Class A	3,783,529	81,836,900
		17,165,246,050
Colombia — 0.1%
Bancolombia SA	2,212,079	20,094,418
Cementos Argos SA	5,553,780	11,051,770
Interconexion Electrica SA ESP	4,225,429	18,352,975
		49,499,163
Czech Republic — 0.1%
CEZ AS	1,399,511	53,421,167
Komercni Banka AS	678,537	23,010,390
Moneta Money Bank AS(b)	3,435,689	16,535,312
		92,966,869
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	20,189,777	36,160,547
Eastern Co. SAE	13,335,084	6,983,897
EFG Holding S.A.E.(a)	14,783,837	7,267,250
E-Finance for Digital & Financial Investments, NVS	6,884,796	3,299,378
Ezz Steel Co. SAE(a)	639,021	1,457,840
Fawry for Banking & Payment Technology Services SAE(a)	18,270,257	2,855,902
Talaat Moustafa Group	8,454,347	10,259,286
Telecom Egypt Co.	4,706,598	3,124,825
		71,408,925
Greece — 0.5%
Aegean Airlines SA(c)	247,674	2,986,388
Alpha Services and Holdings SA	19,611,886	33,522,830
Athens International Airport SA(c)	431,263	3,766,073
Athens Water Supply & Sewage Co. SA	444,043	2,752,968
Autohellas Tourist and Trading SA	43,676	555,212
Eurobank Ergasias Services and Holdings SA, Class A	22,846,198	52,091,150
FF Group(d)	343,633	4
GEK TERNA SA	609,784	11,808,194
Hellenic Telecommunications Organization SA	1,526,137	24,743,589
HELLENiQ ENERGY Holdings SA	675,973	5,334,535
Holding Co. ADMIE IPTO SA	1,946,341	4,593,421
Intrakat Technical & Energy Projects SA(a)	578,523	3,292,120
Intralot SA-Integrated Information Systems & Gaming Services(a)	2,933,846	3,898,174
Jumbo SA	1,043,498	26,391,681
LAMDA Development SA(a)	856,665	6,674,026
Metlen Energy & Metals SA	910,758	34,200,605
Motor Oil Hellas Corinth Refineries SA	557,572	13,377,614
National Bank of Greece SA	6,780,088	58,934,580
OPAP SA	1,688,681	29,194,684
Optima bank SA	441,640	6,338,629
Piraeus Financial Holdings SA	9,254,479	39,923,432
Public Power Corp. SA	1,847,330	23,727,109
Sarantis SA	254,153	2,795,843
Terna Energy SA	444,049	9,380,176
Titan Cement International SA	458,952	16,055,875
		416,338,912
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,450,922	15,761,224
MOL Hungarian Oil & Gas PLC	3,506,150	26,567,760
Security	Shares	Value
Hungary (continued)
OTP Bank Nyrt	1,942,286	$100,001,939
Richter Gedeon Nyrt	1,159,767	35,132,845
		177,463,768
India — 21.7%
360 ONE WAM Ltd.	1,488,010	19,028,968
3M India Ltd.	31,910	13,580,096
Aarti Industries Ltd.	1,728,246	12,935,427
Aarti Pharmalabs Ltd., NVS	515,107	4,234,704
Aavas Financiers Ltd.(a)	404,418	8,298,306
ABB India Ltd.	482,486	45,687,805
Action Construction Equipment Ltd.	414,434	6,390,737
Adani Enterprises Ltd.	1,341,411	48,280,367
Adani Green Energy Ltd.(a)	2,811,451	61,609,541
Adani Ports & Special Economic Zone Ltd.	4,803,073	84,899,252
Adani Power Ltd.(a)	6,873,996	51,809,328
Aditya Birla Fashion and Retail Ltd.(a)	3,665,833	13,616,833
Aegis Logistics Ltd.	1,398,434	12,562,227
Affle India Ltd.(a)	714,404	13,906,713
AGI Greenpac Ltd.	173,205	1,951,109
AIA Engineering Ltd.	434,583	22,276,702
Ajanta Pharma Ltd.	453,916	17,549,521
Alembic Pharmaceuticals Ltd.	599,054	7,569,289
Alkyl Amines Chemicals	194,042	4,869,908
Alok Industries Ltd.(a)	13,368,163	4,352,971
Amara Raja Energy & Mobility Ltd.	1,093,315	19,839,126
Amber Enterprises India Ltd.(a)	210,777	11,242,588
Ambuja Cements Ltd.	5,585,520	41,104,092
Anand Rathi Wealth Ltd.	146,839	6,679,017
Anant Raj Ltd.	1,332,638	9,491,877
Angel One Ltd.	397,430	12,271,086
Apar Industries Ltd.	153,451	16,790,538
APL Apollo Tubes Ltd.	1,615,534	28,163,469
Apollo Hospitals Enterprise Ltd.	916,244	75,726,761
Apollo Tyres Ltd.	3,112,286	18,313,713
Aptus Value Housing Finance India Ltd.	1,212,018	4,736,815
Archean Chemical Industries Ltd., NVS	525,081	4,650,480
Arvind Ltd.	1,120,747	5,386,822
Ashok Leyland Ltd.	13,838,895	42,305,830
Ashoka Buildcon Ltd.(a)	1,160,476	3,236,847
Asian Paints Ltd.	3,380,751	126,219,990
Aster DM Healthcare Ltd.(b)	1,430,633	6,947,181
Astra Microwave Products Ltd.	428,278	4,626,030
Astral Ltd.	1,206,941	27,648,391
AstraZeneca Pharma India Ltd.	79,929	6,280,807
Atul Ltd.	124,817	11,859,702
AU Small Finance Bank Ltd.(b)	2,917,067	23,960,472
Aurobindo Pharma Ltd.	2,335,865	43,697,418
Avanti Feeds Ltd.	857,399	6,935,796
Avenue Supermarts Ltd.(a)(b)	1,470,161	86,312,781
Axis Bank Ltd.	20,133,236	282,358,885
Bajaj Auto Ltd.	610,594	79,276,886
Bajaj Electricals Ltd.	530,127	6,069,279
Bajaj Finance Ltd.	2,448,580	210,235,117
Bajaj Finserv Ltd.	3,470,901	73,808,430
Bajaj Holdings & Investment Ltd.	270,307	32,419,139
Balaji Amines Ltd.	123,457	3,279,891
Balkrishna Industries Ltd.	735,753	24,836,760
Balrampur Chini Mills Ltd.	1,757,078	12,548,013
Bandhan Bank Ltd.(b)	6,022,878	14,399,478
Bank of Baroda	9,390,158	28,013,624
BASF India Ltd.	130,994	10,296,628
Bata India Ltd.	557,522	9,664,392

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Bayer CropScience Ltd.	155,479	$11,658,527
BEML Ltd., (Acquired 02/10/22, Cost: $6,056,322)(e)	203,618	9,233,190
Berger Paints India Ltd.	—	—
Bharat Dynamics Ltd.	911,817	14,201,288
Bharat Electronics Ltd.	32,583,400	116,435,625
Bharat Forge Ltd.	2,387,257	45,151,150
Bharat Heavy Electricals Ltd.	9,367,855	32,430,090
Bharat Petroleum Corp. Ltd.	13,493,450	57,495,349
Bharti Airtel Ltd.	22,794,916	431,998,984
Biocon Ltd.	3,899,056	16,682,583
Birla Corp. Ltd.	331,854	5,264,223
Birlasoft Ltd.	1,629,962	13,045,595
BLS International Services Ltd.	1,214,367	6,107,702
Blue Dart Express Ltd.	74,827	7,178,799
Blue Star Ltd.	1,139,333	23,175,145
Borosil Renewables Ltd.(a)	721,041	4,420,205
Bosch Ltd.	55,657	21,498,504
Brigade Enterprises Ltd.	1,246,148	17,897,028
Britannia Industries Ltd.	979,576	68,430,486
BSE Ltd.	624,106	21,096,995
Can Fin Homes Ltd.	1,031,572	10,624,256
Canara Bank	15,416,054	20,525,815
Carborundum Universal Ltd.	996,247	18,118,899
Castrol India Ltd.	2,997,297	9,475,948
Ceat Ltd.	276,643	9,098,339
Central Depository Services India Ltd.	1,059,644	18,151,057
Century Plyboards India Ltd.	571,728	5,366,787
Century Textiles & Industries Ltd.	632,423	18,045,147
CESC Ltd.	7,416,198	17,189,749
CG Power & Industrial Solutions Ltd.	5,704,332	47,335,868
Chambal Fertilisers and Chemicals Ltd.	2,384,333	14,791,887
Chennai Petroleum Corp. Ltd.	501,235	5,837,721
Cholamandalam Financial Holdings Ltd.	1,018,348	19,448,792
Cholamandalam Investment and Finance Co. Ltd.	3,857,650	66,990,485
CIE Automotive India Ltd.	1,435,270	10,015,437
Cipla Ltd.	4,608,061	91,001,935
City Union Bank Ltd.	4,747,148	9,670,323
Clean Science & Technology Ltd.	292,406	5,206,713
CMS Info Systems Ltd.	686,136	4,497,179
Coal India Ltd.	16,306,872	102,005,178
Coforge Ltd.	533,772	40,434,814
Colgate-Palmolive India Ltd.	1,186,002	51,475,307
Computer Age Management Services Ltd.	338,050	17,164,774
Concord Biotech Ltd., NVS	137,696	2,732,466
Container Corp. of India Ltd.	2,380,872	27,392,784
Coromandel International Ltd.	912,784	19,142,028
CreditAccess Grameen Ltd.	512,330	7,453,740
CRISIL Ltd.	180,325	9,594,873
Crompton Greaves Consumer Electricals Ltd.	5,475,186	31,130,019
Cummins India Ltd.	1,294,811	57,889,887
Cyient Ltd.	824,553	19,455,196
Dabur India Ltd.	5,075,653	38,553,867
Data Patterns India Ltd.(a)	244,247	8,177,496
Deepak Fertilisers & Petrochemicals Corp. Ltd.	783,800	9,783,474
Deepak Nitrite Ltd.	588,934	20,433,302
Delhivery Ltd.(a)	3,321,252	16,614,510
Devyani International Ltd.(a)	4,096,100	8,579,898
Digidrive Distributors Ltd., NVS	—	—
Divi's Laboratories Ltd.	1,056,553	64,219,093
Dixon Technologies India Ltd.	303,082	47,583,551
Security	Shares	Value
India (continued)
DLF Ltd.	6,560,536	$66,136,929
Dodla Dairy Ltd., NVS(a)	104,828	1,595,109
Dr Lal PathLabs Ltd.(b)	325,461	13,272,993
Dr. Reddy's Laboratories Ltd.	1,006,929	84,360,983
Easy Trip Planners Ltd., NVS	8,290,218	3,927,614
eClerx Services Ltd.	155,283	5,376,720
Edelweiss Financial Services Ltd.	5,730,254	7,474,155
Eicher Motors Ltd.	1,239,435	73,349,918
EID Parry India Ltd.	1,021,068	10,104,204
EIH Ltd.	2,282,069	10,431,172
Elecon Engineering Co. Ltd.	671,679	4,980,019
Electronics Mart India Ltd., NVS(a)	665,690	1,782,215
Electrosteel Castings Ltd.	2,800,945	7,156,586
Elgi Equipments Ltd.	1,786,094	14,802,142
Emami Ltd.	1,849,857	17,947,419
Embassy Office Parks REIT	7,069,350	32,715,591
Endurance Technologies Ltd.(b)	386,660	11,420,882
Engineers India Ltd.	3,137,804	8,143,303
Equinox India Developments Ltd.(a)	4,955,733	7,852,207
Equitas Small Finance Bank Ltd.(b)	4,683,143	4,536,035
Exide Industries Ltd.	3,953,897	23,221,415
Federal Bank Ltd.	16,831,507	39,054,865
Fine Organic Industries Ltd.	102,299	6,522,290
Finolex Cables Ltd.	762,472	13,198,827
Finolex Industries Ltd.	3,047,240	11,329,996
Firstsource Solutions Ltd.	4,267,205	15,440,970
Five-Star Business Finance Ltd., NVS(a)	876,052	7,922,853
Force Motors Ltd.	41,700	4,141,776
Fortis Healthcare Ltd.	4,627,439	30,418,622
Gabriel India Ltd.	424,478	2,779,629
GAIL India Ltd.	21,614,000	61,305,240
Garden Reach Shipbuilders & Engineers Ltd.	270,726	5,857,363
GE T&D India Ltd.	527,949	10,805,591
Genus Power Infrastructures Ltd.	666,341	3,631,005
GHCL Ltd.	849,455	7,079,732
Gland Pharma Ltd.(b)	349,285	7,649,146
GlaxoSmithKline Pharmaceuticals Ltd.	381,338	12,479,156
Glenmark Pharmaceuticals Ltd.	1,401,030	28,940,831
Global Health Ltd., NVS(a)	524,981	7,102,711
GMM Pfaudler Ltd.	395,437	6,470,665
GMR Airports Infrastructure Ltd.(a)	22,924,065	25,860,081
Godawari Power and Ispat Ltd.	426,749	4,834,696
Godfrey Phillips India Ltd.	94,932	7,360,414
Godrej Consumer Products Ltd.	3,702,841	65,347,885
Godrej Industries Ltd.(a)	1,025,119	12,392,405
Godrej Properties Ltd.(a)	1,173,438	40,736,247
Gokaldas Exports Ltd.	443,252	4,965,134
Granules India Ltd.	1,621,537	13,888,392
Graphite India Ltd.	1,033,090	6,371,874
Grasim Industries Ltd.	2,509,262	80,776,312
Great Eastern Shipping Co. Ltd. (The)	1,064,238	16,935,304
Grindwell Norton Ltd.	430,889	12,521,820
Gujarat Fluorochemicals Ltd.	288,773	10,926,792
Gujarat Gas Ltd.	1,629,405	11,791,494
Gujarat Mineral Development Corp. Ltd.	800,791	3,526,615
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,050,591	8,561,613
Gujarat Pipavav Port Ltd.	4,207,709	11,315,924
Gujarat State Fertilizers & Chemicals Ltd.	2,492,004	6,845,192
Gujarat State Petronet Ltd.	2,565,322	13,546,393
Happiest Minds Technologies Ltd.	933,068	9,047,821
Havells India Ltd.	2,341,403	53,038,040
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
HBL Power Systems Ltd.	981,561	$7,327,310
HCL Technologies Ltd.	8,373,141	175,076,786
HDFC Asset Management Co. Ltd.(b)	794,614	41,891,685
HDFC Bank Ltd.	37,908,986	741,306,288
HDFC Life Insurance Co. Ltd.(b)	8,721,001	76,844,886
HEG Ltd.	114,339	2,724,867
Hero MotoCorp Ltd.	1,070,679	69,717,042
HFCL Ltd.	7,802,687	13,920,186
Himadri Speciality Chemical Ltd.	1,594,208	9,945,832
Hindalco Industries Ltd.	11,735,597	98,336,157
Hindustan Aeronautics Ltd., NVS	1,779,366	99,382,444
Hindustan Construction Co. Ltd.(a)	11,172,074	6,294,181
Hindustan Copper Ltd.	2,320,468	9,213,007
Hindustan Petroleum Corp. Ltd.	8,064,836	40,270,998
Hindustan Unilever Ltd.	7,266,587	240,738,271
Hitachi Energy India Ltd.	114,756	16,541,633
Honasa Consumer Ltd., NVS(a)	699,346	4,218,072
ICICI Bank Ltd.	45,798,788	671,673,488
ICICI Lombard General Insurance Co. Ltd.(b)	2,193,899	56,115,812
ICICI Prudential Life Insurance Co. Ltd.(b)	3,277,032	29,432,651
ICICI Securities Ltd.(b)	849,982	8,353,515
IDFC First Bank Ltd.(a)	31,837,817	28,040,431
IDFC Ltd.	11,647,860	15,548,102
IFCI Ltd.(a)	6,440,600	5,760,058
IIFL Finance Ltd.	1,949,797	10,605,501
India Cements Ltd. (The)(a)	1,822,662	7,879,104
IndiaMART Intermesh Ltd.(b)	305,586	10,934,755
Indian Energy Exchange Ltd.(b)	5,477,582	13,308,265
Indian Hotels Co. Ltd., Class A	7,911,666	61,160,369
Indian Oil Corp. Ltd.	25,062,967	52,941,264
Indian Railway Catering & Tourism Corp. Ltd.	2,346,276	26,109,550
Indraprastha Gas Ltd.	2,784,151	18,359,887
Indus Towers Ltd.(a)	10,421,399	56,997,852
IndusInd Bank Ltd.	2,527,130	42,951,685
Infibeam Avenues Ltd.	11,366,496	4,226,472
Info Edge India Ltd.	692,162	63,404,148
Infosys Ltd.	29,170,533	677,243,032
Inox India Ltd., NVS(a)	209,354	2,939,080
Inox Wind Ltd.(a)	4,494,761	11,892,007
Intellect Design Arena Ltd.	967,510	11,457,897
InterGlobe Aviation Ltd.(a)(b)	1,568,694	90,236,288
Ipca Laboratories Ltd.	1,238,386	20,447,195
IRB Infrastructure Developers Ltd., NVS	14,513,951	10,972,772
IRCON International Ltd.(b)	3,345,624	10,429,610
ITC Ltd.	26,394,712	157,906,432
Jai Balaji Industries Ltd., NVS(a)	223,719	2,432,588
Jai Corp. Ltd.	346,694	1,532,631
Jain Irrigation Systems Ltd.(a)	2,118,297	1,786,423
Jaiprakash Associates Ltd.(a)	7,435,719	735,848
Jaiprakash Power Ventures Ltd.(a)	31,346,365	6,697,490
Jammu & Kashmir Bank Ltd. (The)	4,029,018	5,278,958
JB Chemicals & Pharmaceuticals Ltd., NVS	432,367	10,071,273
JBM Auto Ltd.	224,263	5,124,782
Jindal Saw Ltd.	1,063,434	8,647,857
Jindal Stainless Ltd.	2,573,227	24,359,383
Jindal Steel & Power Ltd.	3,336,748	38,573,163
Jio Financial Services Ltd., NVS(a)	25,462,950	97,581,080
JK Cement Ltd.	326,998	17,374,978
JK Lakshmi Cement Ltd.	402,597	3,782,365
JK Paper Ltd.	1,143,013	6,251,904
JK Tyre & Industries Ltd.	912,045	4,361,389
JM Financial Ltd.	5,103,547	6,494,805
Security	Shares	Value
India (continued)
JSW Energy Ltd.	2,872,814	$24,355,715
JSW Steel Ltd.	5,842,825	65,544,408
Jubilant Foodworks Ltd.	3,628,459	28,147,170
Jubilant Ingrevia Ltd.	891,177	6,987,928
Jubilant Pharmova Ltd., Class A	731,856	8,023,724
Jupiter Wagons Ltd., NVS	1,303,700	8,954,221
Just Dial Ltd.(a)	375,634	5,610,004
Jyothy Labs Ltd.	1,889,081	12,168,601
Kajaria Ceramics Ltd.	883,636	14,230,881
Kalpataru Projects International Ltd.	561,927	9,016,898
Kalyan Jewellers India Ltd.	2,661,012	19,515,012
Kansai Nerolac Paints Ltd.	2,251,804	7,969,720
Karnataka Bank Ltd. (The)	1,516,518	4,113,591
Karur Vysya Bank Ltd. (The)	5,261,675	13,920,315
Kaveri Seed Co. Ltd.	329,467	4,124,033
Kaynes Technology India Ltd., NVS(a)	222,298	12,600,194
KEC International Ltd.	1,347,107	15,213,833
KEI Industries Ltd.	552,928	30,378,202
Kfin Technologies Ltd.	578,589	7,172,889
Kirloskar Brothers Ltd.	157,579	3,396,377
Kirloskar Oil Engines Ltd.	573,294	9,125,548
Kirloskar Pneumatic Co. Ltd., NVS	174,755	2,711,542
Kotak Mahindra Bank Ltd.	9,593,617	203,740,282
KPI Green Energy Ltd.(b)	501,886	5,419,370
KPIT Technologies Ltd.	1,604,188	34,769,484
KPR Mill Ltd.	1,048,101	10,596,023
Krishna Institute Of Medical Sciences Ltd.(a)(b)	344,575	10,396,013
KSB Ltd.	245,160	2,713,087
L&T Finance Ltd.	7,475,000	15,086,189
Lakshmi Machine Works Ltd.	58,179	10,404,742
Larsen & Toubro Ltd.	5,945,530	262,807,966
Laurus Labs Ltd.(b)	3,206,803	17,974,038
Lemon Tree Hotels Ltd.(a)(b)	6,098,532	9,785,650
LIC Housing Finance Ltd.	2,840,641	22,844,542
Lloyds Engineering Works Ltd., NVS	5,324,857	5,130,091
LT Foods Ltd.	882,303	3,991,765
LTIMindtree Ltd.(b)	716,277	52,626,454
Lupin Ltd.	1,869,644	49,972,275
Macrotech Developers Ltd.	2,472,440	36,954,210
Mahanagar Gas Ltd.	599,022	12,811,448
Maharashtra Seamless Ltd.	282,478	2,261,782
Mahindra & Mahindra Financial Services Ltd.	4,852,283	18,181,533
Mahindra & Mahindra Ltd.	8,265,087	276,857,999
Mahindra Lifespace Developers Ltd.	906,640	6,150,357
Man Infraconstruction Ltd.	736,882	1,734,324
Manappuram Finance Ltd.	5,651,860	14,556,675
Mankind Pharma Ltd.(a)	752,783	22,343,123
Marico Ltd.	4,794,658	36,985,301
Marksans Pharma Ltd.(a)	1,589,167	4,539,768
Maruti Suzuki India Ltd.	1,135,683	168,168,446
Mastek Ltd.	217,440	7,633,938
Max Financial Services Ltd.(a)	2,267,226	29,043,261
Max Healthcare Institute Ltd.	7,176,468	73,823,164
Medplus Health Services Ltd.(a)	487,632	3,950,068
Metropolis Healthcare Ltd.(b)	320,807	8,189,395
Mindspace Business Parks REIT(b)	1,936,363	7,822,620
MOIL Ltd.	592,475	2,829,848
Motherson Sumi Wiring India Ltd.	21,420,977	18,001,099
Motilal Oswal Financial Services Ltd.	1,602,156	13,766,844
Mphasis Ltd.	926,748	34,296,296
MRF Ltd.	20,112	32,347,702
Mrs Bectors Food Specialities Ltd.	245,421	4,707,388

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
MTAR Technologies Ltd.(a)	285,849	$6,231,059
Multi Commodity Exchange of India Ltd.	224,717	13,897,571
Muthoot Finance Ltd.	1,179,473	27,642,290
Narayana Hrudayalaya Ltd.	844,448	12,779,816
Natco Pharma Ltd.	877,931	16,126,862
National Aluminium Co. Ltd.	8,060,589	17,573,196
Navin Fluorine International Ltd.	312,965	12,310,739
NBCC India Ltd.	5,408,083	12,031,438
NCC Ltd./India	4,530,618	17,244,515
Nestle India Ltd., NVS	3,006,263	89,621,374
Netweb Technologies India Ltd., NVS	114,168	3,707,892
Neuland Laboratories Ltd.	62,665	9,341,108
Newgen Software Technologies Ltd.	519,802	6,916,432
NHPC Ltd., NVS	24,888,984	28,495,590
NIIT Learning Systems Ltd., NVS	820,828	4,846,059
Nippon Life India Asset Management Ltd.(b)	1,724,324	13,848,550
NLC India Ltd.	2,565,675	8,430,052
NMDC Ltd.	8,998,920	23,915,244
NMDC Steel Ltd., NVS(a)	7,473,550	4,783,789
NTPC Ltd.	38,835,712	192,582,960
Nuvama Wealth Management Ltd., NVS	65,517	5,036,584
Nuvoco Vistas Corp. Ltd.(a)	1,182,310	4,793,631
Oil & Natural Gas Corp. Ltd.	27,783,359	109,721,369
Oil India Ltd.	4,367,924	38,599,855
Olectra Greentech Ltd.	398,913	7,430,881
One 97 Communications Ltd., NVS(a)	2,417,007	17,950,378
Oracle Financial Services Software Ltd.	215,939	28,288,929
Orient Cement Ltd.	862,309	3,141,012
Orient Electric Ltd.	1,331,940	4,260,985
Orissa Minerals Development Co. Ltd. (The)(a)	11,848	1,155,359
Page Industries Ltd.	55,126	27,953,350
Paisalo Digital Ltd.	4,958,518	3,768,401
Patel Engineering Ltd.(a)	3,614,128	2,471,838
PB Fintech Ltd.(a)	2,569,894	54,210,440
PCBL Ltd.	1,614,851	9,427,666
Persistent Systems Ltd., NVS	933,224	57,577,346
Petronet LNG Ltd.	6,875,661	30,139,705
PG Electroplast Ltd.(a)	877,330	5,498,974
Phoenix Mills Ltd. (The)	898,255	40,398,865
PI Industries Ltd.	717,287	38,482,457
Pidilite Industries Ltd.	1,453,658	54,185,384
Piramal Enterprises Ltd.	977,656	12,166,600
Piramal Pharma Ltd., NVS	5,540,483	12,494,701
PNB Housing Finance Ltd.(a)(b)	1,072,005	12,502,614
Polycab India Ltd.	458,891	37,299,948
Poonawalla Fincorp Ltd.	2,366,572	10,939,681
Power Finance Corp. Ltd.	13,233,342	86,742,101
Power Grid Corp. of India Ltd.	41,464,366	167,007,705
Praj Industries Ltd.	1,608,410	14,707,663
Prestige Estates Projects Ltd.	1,264,216	27,344,354
Procter & Gamble Health Ltd.	71,049	4,414,846
PTC India Ltd.	1,874,099	4,752,811
Punjab National Bank	19,748,737	27,436,315
PVR Inox Ltd.(a)	702,366	12,703,047
Quess Corp. Ltd.(b)	883,939	8,257,452
Radico Khaitan Ltd.	802,930	18,580,108
Rail Vikas Nigam Ltd.	4,560,966	33,030,755
Railtel Corp. of India Ltd.	1,225,281	7,177,947
Rain Industries Ltd.	2,568,704	5,201,933
Rainbow Children's Medicare Ltd.	396,093	5,986,480
Rajesh Exports Ltd.(a)	726,395	2,535,471
Rallis India Ltd.	1,389,820	5,840,049
Security	Shares	Value
India (continued)
Ramco Cements Ltd. (The)	1,090,490	$10,807,062
Ramkrishna Forgings Ltd.	758,795	8,760,096
Ratnamani Metals & Tubes Ltd.	103,994	4,570,082
RattanIndia Enterprises Ltd.(a)	3,731,918	3,558,500
RattanIndia Power Ltd.(a)	23,560,616	4,550,726
Raymond Consumer Care Ltd., NVS	336,308	6,265,834
Raymond Ltd.	418,515	9,911,122
RBL Bank Ltd.(b)	4,385,735	11,912,515
REC Ltd.	11,703,884	86,487,512
Redington Ltd.	5,552,408	13,381,213
Relaxo Footwears Ltd.	732,800	6,965,107
Reliance Industries Ltd.	26,714,183	961,154,655
Reliance Infrastructure Ltd.(a)	1,976,348	4,934,163
Reliance Power Ltd.(a)	27,787,422	10,161,732
Religare Enterprises Ltd.(a)	979,487	3,211,556
Rhi Magnesita India Ltd.	470,115	3,442,458
RITES Ltd.	495,350	3,837,446
Safari Industries India Ltd.	149,765	4,421,941
Sammaan Capital Ltd.	3,948,181	7,626,678
Samvardhana Motherson International Ltd.	23,694,318	55,247,924
Sanghvi Movers Ltd.	157,676	1,688,157
Sanofi Consumer Healthcare India Ltd., NVS	99,845	4,253,391
Sanofi India Ltd.	99,405	8,070,091
Sapphire Foods India Ltd.(a)	212,555	4,225,668
Sarda Energy & Minerals Ltd., NVS	934,415	3,914,390
Saregama India Ltd.	749,870	4,550,177
SBI Cards & Payment Services Ltd.	2,457,872	21,198,784
SBI Life Insurance Co. Ltd.(b)	4,203,717	92,709,993
Sheela Foam Ltd.(a)	369,858	4,085,782
Shipping Corp. of India Ltd.	1,643,069	5,283,342
Shree Cement Ltd.	86,049	26,156,487
Shree Renuka Sugars Ltd.(a)	8,428,957	5,026,614
Shriram Finance Ltd.	2,541,034	97,256,131
Shyam Metalics & Energy Ltd.	557,089	5,301,115
Siemens Ltd.	808,063	66,443,034
SJVN Ltd.	7,048,264	11,227,789
SKF India Ltd.	154,373	9,722,223
Sobha Ltd.	330,612	6,664,481
Solar Industries India Ltd.	226,451	28,972,469
Sona Blw Precision Forgings Ltd.(b)	3,686,976	30,059,738
Sonata Software Ltd.	1,674,278	13,303,243
South Indian Bank Ltd. (The)	13,278,280	4,053,066
Spandana Sphoorty Financial Ltd.(a)	302,133	2,262,890
SRF Ltd.	1,310,456	40,096,814
Star Health & Allied Insurance Co. Ltd.(a)	2,163,653	16,223,774
State Bank of India	15,713,939	152,731,913
Sterling and Wilson Renewable(a)	966,347	7,758,835
Sterlite Technologies Ltd.(a)	2,510,237	3,942,732
Strides Pharma Science Ltd.	822,536	13,141,949
Sula Vineyards Ltd., NVS	449,036	2,672,395
Sumitomo Chemical India Ltd.	1,208,076	7,367,912
Sun Pharma Advanced Research Co. Ltd.(a)	1,303,121	3,449,778
Sun Pharmaceutical Industries Ltd.	8,453,035	183,647,946
Sun TV Network Ltd.	1,086,993	10,647,786
Sundaram Finance Ltd.	488,845	29,412,103
Sundram Fasteners Ltd.	846,558	13,654,039
Sunteck Realty Ltd.	661,617	4,496,136
Supreme Industries Ltd.	570,126	35,940,856
Surya Roshni Ltd., NVS	442,983	3,569,267
Suven Pharmaceuticals Ltd.(a)	1,405,138	18,027,676
Suzlon Energy Ltd.(a)	84,624,418	76,575,912
Swan Energy Ltd.	955,803	7,742,049
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Symphony Ltd.	227,100	$4,229,030
Syngene International Ltd.(b)	1,329,460	13,771,570
Syrma SGS Technology Ltd.	512,948	2,683,242
Tanla Platforms Ltd.	714,975	7,922,347
Tata Chemicals Ltd.	1,244,489	16,060,167
Tata Communications Ltd.	998,099	23,347,817
Tata Consultancy Services Ltd.	7,932,821	430,966,342
Tata Consumer Products Ltd.	5,243,303	75,060,578
Tata Elxsi Ltd.	320,671	30,596,353
Tata Investment Corp. Ltd.	107,933	9,369,160
Tata Motors Ltd.	14,695,753	194,794,152
Tata Motors Ltd., NVS	2,889,975	38,294,099
Tata Power Co. Ltd. (The)	13,055,464	67,647,605
Tata Steel Ltd.	66,637,941	121,494,108
Tata Teleservices Maharashtra Ltd.(a)	5,015,088	5,812,026
TeamLease Services Ltd.(a)	120,750	4,536,353
Tech Mahindra Ltd.	4,788,517	93,598,692
Techno Electric & Engineering Co. Ltd.	305,190	5,950,792
Tejas Networks Ltd.(a)(b)	716,993	11,262,316
Texmaco Rail & Engineering Ltd.	1,950,736	5,657,430
Thermax Ltd.	304,766	15,871,964
Tilaknagar Industries Ltd.	785,429	2,569,172
Timken India Ltd.	252,195	11,566,285
Titagarh Rail System Ltd.	703,166	11,932,901
Titan Co. Ltd.	3,152,461	134,036,334
Torrent Pharmaceuticals Ltd.	917,918	38,149,523
Torrent Power Ltd.	1,511,264	31,427,091
Transformers & Rectifiers India Ltd.	349,683	3,106,092
Trent Ltd.	1,643,229	140,068,290
Trident Ltd.	15,500,027	6,836,077
Triveni Turbine Ltd.	1,147,874	9,845,866
TTK Prestige Ltd.	633,694	7,083,057
Tube Investments of India Ltd.	995,118	47,853,111
TV18 Broadcast Ltd.(a)	6,445,944	3,933,521
TVS Holdings Ltd.	19,229	3,193,516
TVS Motor Co. Ltd.	2,192,156	73,527,251
Ujjivan Small Finance Bank Ltd.(b)	8,676,917	4,541,355
UltraTech Cement Ltd.	1,029,340	138,783,326
Union Bank of India Ltd.	13,402,059	19,425,932
United Spirits Ltd.	2,799,479	49,209,856
UNO Minda Ltd.	1,646,695	23,068,678
UPL Ltd.	4,144,881	29,556,567
Usha Martin Ltd.	1,278,273	5,050,253
UTI Asset Management Co. Ltd.	499,119	6,822,088
VA Tech Wabag Ltd.(a)	376,765	5,726,074
Valor Estate Ltd.(a)	1,278,968	3,003,722
Vardhman Textiles Ltd.	1,328,229	7,840,803
Varun Beverages Ltd.	4,226,425	75,627,638
Vedant Fashions Ltd.	336,130	5,010,134
Vedanta Ltd.	12,077,790	67,390,510
Vesuvius India Ltd.	42,531	2,745,716
V-Guard Industries Ltd.	2,174,529	11,896,370
Vinati Organics Ltd.	337,236	7,920,484
VIP Industries Ltd.	808,458	4,694,268
V-Mart Retail Ltd.(a)	123,522	5,297,953
Vodafone Idea Ltd.(a)	212,189,145	39,568,246
Voltamp Transformers Ltd.	55,127	9,278,526
Voltas Ltd.	1,922,914	39,995,048
Waaree Renewable Technologies Ltd., NVS	238,150	4,357,453
Welspun Corp. Ltd.	1,324,619	11,212,805
Welspun Living Ltd.	3,313,442	7,625,874
Westlife Foodworld Ltd.	700,604	6,873,299
Security	Shares	Value
India (continued)
Whirlpool of India Ltd.	571,083	$14,865,555
Wipro Ltd.	11,486,810	73,774,577
Wockhardt Ltd.(a)	499,740	6,280,866
Wonderla Holidays Ltd.	68,444	690,547
Yes Bank Ltd.(a)	125,323,309	35,347,527
Zee Entertainment Enterprises Ltd.(a)	6,577,518	11,039,381
Zen Technologies Ltd.	334,922	6,798,572
Zensar Technologies Ltd.	1,291,587	11,824,969
ZF Commercial Vehicle Control Systems India Ltd.	21,523	3,999,225
Zomato Ltd.(a)	58,620,581	174,920,412
Zydus Lifesciences Ltd.	2,257,108	30,363,559
		17,425,784,667
Indonesia — 1.8%
Adaro Energy Indonesia Tbk PT	131,906,300	30,375,968
AKR Corporindo Tbk PT	110,636,800	10,702,169
Amman Mineral Internasional PT(a)	58,432,728	40,343,996
Aneka Tambang Tbk	78,927,543	7,093,268
Aspirasi Hidup Indonesia Tbk PT	72,717,500	3,359,902
Astra Agro Lestari Tbk PT	6,252,700	2,447,676
Astra International Tbk PT	179,627,400	59,240,385
Bank Aladin Syariah Tbk PT(a)	51,948,400	2,957,916
Bank BTPN Syariah Tbk PT	27,826,200	2,277,589
Bank Central Asia Tbk PT	490,922,400	327,969,834
Bank Jago Tbk PT(a)	35,098,500	6,523,131
Bank Mandiri Persero Tbk PT	333,192,300	153,966,833
Bank Negara Indonesia Persero Tbk PT	133,450,600	46,177,112
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,167,519	1,555,916
Bank Rakyat Indonesia Persero Tbk PT	600,905,595	200,075,072
Bank Tabungan Negara Persero Tbk PT	53,541,376	4,887,294
Barito Pacific Tbk PT	258,439,388	19,115,642
BFI Finance Indonesia Tbk PT	79,725,200	5,235,916
Bukalapak.com PT Tbk(a)	599,660,900	4,547,342
Bukit Asam Tbk PT	40,920,300	7,223,829
Bumi Resources Minerals Tbk PT(a)	559,355,900	5,861,018
Bumi Resources Tbk PT(a)	746,204,500	4,301,998
Bumi Serpong Damai Tbk PT(a)	94,481,000	7,858,713
Chandra Asri Pacific Tbk PT	68,034,533	43,910,998
Charoen Pokphand Indonesia Tbk PT	70,547,000	22,184,304
Ciputra Development Tbk PT	100,582,127	8,460,483
ESSA Industries Indonesia Tbk PT	78,476,500	4,515,480
GoTo Gojek Tokopedia Tbk PT(a)	7,746,872,800	26,076,181
Hanson International Tbk PT(a)(d)	783,666,700	—
Harum Energy Tbk PT(a)	29,851,500	2,588,225
Indah Kiat Pulp & Paper Tbk PT	25,193,700	13,209,475
Indika Energy Tbk PT	16,450,900	1,554,080
Indo Tambangraya Megah Tbk PT	3,923,600	6,911,680
Indocement Tunggal Prakarsa Tbk PT	14,640,200	6,549,730
Indofood CBP Sukses Makmur Tbk PT	21,039,800	15,621,592
Indofood Sukses Makmur Tbk PT	38,619,300	17,116,933
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	53,531,000	2,286,021
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT(a)	56,425,100	5,824,407
Jasa Marga Persero Tbk PT	23,297,280	8,064,733
Kalbe Farma Tbk PT	191,235,300	20,416,580
Medco Energi Internasional Tbk PT	74,209,380	6,023,795
Medikaloka Hermina Tbk PT	44,505,000	3,743,546
Merdeka Copper Gold Tbk PT(a)	100,215,185	15,240,409
Metro Healthcare Indonesia TBK PT(a)	187,748,300	947,549
Mitra Adiperkasa Tbk PT	97,808,800	9,452,959
Mitra Keluarga Karyasehat Tbk PT	15,964,579	3,160,894

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Pabrik Kertas Tjiwi Kimia Tbk PT	15,188,700	$7,272,493
Pakuwon Jati Tbk PT	203,958,200	6,281,728
Panin Financial Tbk PT(a)	178,516,800	4,758,908
Perusahaan Gas Negara Tbk PT	96,460,300	9,607,195
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
Sarana Menara Nusantara Tbk PT	208,631,000	11,271,879
Semen Indonesia Persero Tbk PT	30,559,109	7,928,957
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	156,504,300	29,366,708
Summarecon Agung Tbk PT	132,824,841	5,240,334
Surya Citra Media Tbk PT	260,750,700	2,058,336
Telkom Indonesia Persero Tbk PT	438,057,500	86,388,418
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	11,055,700	5,096,853
Unilever Indonesia Tbk PT	64,759,700	9,502,418
United Tractors Tbk PT	14,148,000	24,779,989
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	1,235,405
XL Axiata Tbk PT	42,851,500	6,175,958
		1,414,924,152
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	14,215,149	11,933,426
Al Ahli Bank of Kuwait KSCP	11,332,787	10,645,481
Arabi Group Holding KSC(a)	1,892,469	2,618,199
Arzan Financial Group for Financing & Investment KPSC	4,262,850	2,509,609
Boubyan Bank KSCP	13,925,966	26,844,343
Boubyan Petrochemicals Co. KSCP	4,452,193	9,557,981
Boursa Kuwait Securities Co. KPSC	647,870	4,343,854
Gulf Bank KSCP	16,958,925	17,632,567
Gulf Cable & Electrical Industries Co. KSCP	1,051,130	5,514,350
Humansoft Holding Co. KSC	909,475	7,927,231
Jazeera Airways Co. KSCP	1,044,000	3,315,823
Kuwait Finance House KSCP	89,784,413	214,004,636
Kuwait International Bank KSCP	17,771,308	10,788,099
Kuwait Projects Co. Holding KSCP(a)	21,151,972	7,150,439
Kuwait Real Estate Co. KSC	7,206,411	5,568,935
Mabanee Co. KPSC	6,672,244	18,723,746
Mobile Telecommunications Co. KSCP	18,018,923	27,574,227
National Bank of Kuwait SAKP	69,217,599	198,990,580
National Industries Group Holding SAK	20,892,353	15,324,977
National Investments Co. KSCP	4,531,855	3,512,940
National Real Estate Co. KPSC(a)	10,798,060	2,602,836
Salhia Real Estate Co. KSCP	5,144,136	7,285,072
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC(a)	6,569,007	3,292,066
Warba Bank KSCP(a)	18,340,232	11,854,478
		629,515,895
Malaysia — 1.7%
AFFIN Bank Bhd(c)	4,267,700	3,240,985
Alliance Bank Malaysia Bhd	9,209,500	9,189,726
AMMB Holdings Bhd	15,359,500	18,493,815
Axiata Group Bhd	24,905,500	14,677,732
Bermaz Auto Bhd	13,384,500	7,748,292
British American Tobacco Malaysia Bhd(c)	1,568,800	2,830,917
Bursa Malaysia Bhd	6,087,200	13,010,310
Carlsberg Brewery Malaysia Bhd	1,897,100	8,426,679
CELCOMDIGI Bhd	32,252,800	28,895,763
Chin Hin Group Bhd, NVS(a)(c)	11,122,300	8,105,320
CIMB Group Holdings Bhd	59,041,600	112,263,945
CTOS Digital Bhd(c)	14,685,000	4,420,547
D&O Green Technologies Bhd(c)	6,330,600	4,047,117
Security	Shares	Value
Malaysia (continued)
Dialog Group Bhd	31,560,196	$17,251,165
DRB-Hicom Bhd	10,528,800	2,851,365
Fraser & Neave Holdings Bhd	1,528,300	10,571,699
Frontken Corp. Bhd(c)	13,049,300	10,876,333
Gamuda Bhd	17,262,600	29,956,500
Gas Malaysia Bhd	1,194,700	1,019,883
Genting Bhd	18,079,900	18,064,997
Genting Malaysia Bhd	26,047,600	15,199,915
Greatech Technology Bhd(a)(c)	4,809,000	5,260,108
Hartalega Holdings Bhd(a)	14,485,900	8,286,421
Heineken Malaysia Bhd(c)	1,455,300	7,743,644
Hibiscus Petroleum Bhd(c)	7,044,240	3,592,256
Hong Leong Bank Bhd	5,953,600	29,258,808
IHH Healthcare Bhd	16,469,000	23,889,099
IJM Corp. Bhd(c)	22,933,500	15,263,461
Inari Amertron Bhd(c)	25,779,200	18,818,601
IOI Corp. Bhd	22,644,500	21,075,740
IOI Properties Group Bhd(c)	12,850,000	6,146,813
Kossan Rubber Industries Bhd(c)	12,646,900	5,325,186
KPJ Healthcare Bhd(c)	30,777,900	13,681,786
Kuala Lumpur Kepong Bhd(c)	3,963,300	19,938,953
Lotte Chemical Titan Holding Bhd(a)(b)(c)	5,556,700	1,313,335
Malayan Banking Bhd	48,573,300	121,179,332
Malaysia Airports Holdings Bhd	7,183,900	17,450,769
Malaysian Pacific Industries Bhd	953,700	6,537,003
Malaysian Resources Corp. Bhd(c)	32,545,700	4,147,470
Maxis Bhd(c)	21,510,700	19,219,175
MBSB Bhd(c)	35,530,500	6,625,746
Mega First Corp. Bhd	8,166,800	8,329,320
MISC Bhd	12,097,300	23,480,936
MR DIY Group M Bhd(b)(c)	24,281,550	11,558,832
My EG Services Bhd	53,836,500	11,152,370
Nationgate Holdings Bhd, NVS	6,670,200	2,937,820
Nestle Malaysia Bhd	562,800	13,820,089
Padini Holdings Bhd	4,002,400	3,101,918
Pentamaster Corp. Bhd(c)	7,198,500	6,594,962
Petronas Chemicals Group Bhd(c)	23,756,300	31,936,936
Petronas Dagangan Bhd(c)	2,782,100	13,567,766
Petronas Gas Bhd	7,058,200	29,849,369
PPB Group Bhd	6,381,620	21,547,557
Press Metal Aluminium Holdings Bhd	32,847,700	37,833,764
Public Bank Bhd	128,519,000	143,334,141
QL Resources Bhd	11,565,843	17,396,922
RHB Bank Bhd(c)	11,823,566	16,778,665
Sam Engineering & Equipment M Bhd	1,076,200	1,332,738
Scientex Bhd	8,844,200	8,377,899
SD Guthrie Bhd	18,511,800	19,612,268
Sime Darby Bhd	24,610,200	14,137,579
Sime Darby Property Bhd(c)	37,830,400	12,275,735
SP Setia Bhd Group	21,431,400	5,470,553
Sports Toto Bhd	8,742,629	3,225,386
Sunway Bhd	20,756,200	19,687,778
Sunway REIT(c)	24,623,700	9,582,029
Supermax Corp. Bhd(a)(c)	16,083,027	2,920,804
Telekom Malaysia Bhd	9,761,900	15,268,928
Tenaga Nasional Bhd(c)	23,198,500	78,632,009
TIME dotCom Bhd(c)	12,701,600	14,751,193
Top Glove Corp. Bhd(a)	44,550,800	9,490,068
UEM Sunrise Bhd(c)	14,959,100	3,047,635
United Plantations Bhd	780,200	4,701,412
UWC Bhd(a)(c)	4,770,500	2,761,162
ViTrox Corp. Bhd(c)	7,416,600	6,253,727
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
VS Industry Bhd	33,455,550	$8,463,352
Yinson Holdings Bhd(c)	16,155,460	10,726,702
YTL Corp. Bhd	29,717,500	20,019,812
YTL Power International Bhd(c)	21,937,900	19,775,836
		1,379,632,683
Mexico — 1.9%
Alfa SAB de CV, Class A	25,266,000	14,689,348
Alsea SAB de CV	4,727,759	12,941,518
America Movil SAB de CV, Series B	157,454,062	130,317,286
Arca Continental SAB de CV	4,338,238	38,846,276
Banco del Bajio SA(b)	7,269,959	18,187,587
Bolsa Mexicana de Valores SAB de CV	3,704,578	5,699,568
Cemex SAB de CV, NVS	131,091,350	79,676,223
Coca-Cola Femsa SAB de CV	4,452,200	37,402,617
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	7,715,459	4,387,735
Corp Inmobiliaria Vesta SAB de CV	6,627,710	18,172,631
FIBRA Macquarie Mexico(b)	10,545,720	16,631,761
Fibra Uno Administracion SA de CV	26,773,039	31,525,281
Fomento Economico Mexicano SAB de CV	16,164,274	165,342,320
GCC SAB de CV	1,645,357	12,583,555
Genomma Lab Internacional SAB de CV, Class B	8,586,124	8,266,012
Gentera SAB de CV	10,736,664	11,503,033
Gruma SAB de CV, Class B	1,710,235	31,386,330
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,576,320	20,625,735
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,456,549	61,212,821
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,614,077	43,269,893
Grupo Bimbo SAB de CV, Series A(c)	11,816,144	42,280,547
Grupo Carso SAB de CV, Series A1	4,914,936	29,513,200
Grupo Comercial Chedraui SA de CV	2,554,840	19,362,779
Grupo Financiero Banorte SAB de CV, Class O	22,645,896	156,624,268
Grupo Financiero Inbursa SAB de CV, Class O(a)	17,661,706	41,978,976
Grupo Mexico SAB de CV, Series B	27,386,101	140,140,968
Grupo Televisa SAB, CPO	20,786,356	8,316,970
Industrias Penoles SAB de CV(a)	1,695,375	20,345,275
Kimberly-Clark de Mexico SAB de CV, Class A	13,175,639	21,535,414
La Comer SAB de CV	5,530,896	9,464,244
Megacable Holdings SAB de CV, CPO	1,927,700	4,129,615
Nemak SAB de CV(a)(b)(c)	16,728,924	1,885,739
Operadora De Sites Mexicanos SAB de CV	12,647,795	10,480,826
Orbia Advance Corp. SAB de CV	8,318,363	8,890,998
Prologis Property Mexico SA de CV	8,612,005	27,430,904
Promotora y Operadora de Infraestructura SAB de CV	1,804,325	16,764,050
Qualitas Controladora SAB de CV	1,846,478	14,802,389
Regional SAB de CV	2,160,547	13,686,728
TF Administradora Industrial S de Real de CV	3,323,978	6,347,782
Wal-Mart de Mexico SAB de CV	44,288,216	141,156,496
		1,497,805,698
Peru — 0.2%
Cia. de Minas Buenaventura SAA, Class A, ADR	1,495,928	18,549,507
Credicorp Ltd.	594,348	106,001,966
Intercorp Financial Services Inc.	168,325	4,275,455
Southern Copper Corp.	756,611	76,962,471
		205,789,399
Philippines — 0.6%
ACEN Corp.	46,545,641	4,514,120
Security	Shares	Value
Philippines (continued)
Alliance Global Group Inc.	40,367,400	$6,527,800
Ayala Corp.	2,247,685	24,254,071
Ayala Land Inc.	62,471,240	39,257,538
Bank of the Philippine Islands	18,027,748	40,127,374
BDO Unibank Inc.	21,845,895	59,492,780
Bloomberry Resorts Corp.(a)	46,141,000	6,467,136
Converge Information and Communications Technology Solutions Inc.(a)	20,690,100	5,540,385
D&L Industries Inc.	35,260,500	3,893,412
DMCI Holdings Inc.	37,777,900	7,871,798
GT Capital Holdings Inc.	936,400	10,421,095
International Container Terminal Services Inc.	9,189,440	64,841,605
JG Summit Holdings Inc.	29,238,301	12,236,867
Jollibee Foods Corp.	4,297,650	19,906,279
Manila Electric Co.	1,982,760	15,014,596
Manila Water Co. Inc.	12,980,600	6,288,020
Megaworld Corp.	118,287,200	4,050,478
Metropolitan Bank & Trust Co.	16,043,603	21,039,660
PLDT Inc.	680,400	18,176,313
Puregold Price Club Inc.	10,023,150	4,960,495
Robinsons Land Corp.	23,683,313	6,304,878
Semirara Mining & Power Corp., Class A	8,196,700	4,953,258
SM Investments Corp.	1,930,212	30,474,655
SM Prime Holdings Inc.	93,730,696	51,686,878
Universal Robina Corp.	8,266,020	13,411,939
Wilcon Depot Inc.	13,406,800	4,487,403
		486,200,833
Poland — 1.0%
Alior Bank SA	835,563	22,071,963
Allegro.eu SA (a)(b)(c)	5,061,661	49,859,583
AmRest Holdings SE(a)(c)	817,964	4,851,374
Asseco Poland SA	571,403	13,326,493
Bank Millennium SA(a)(c)	6,423,388	14,929,779
Bank Polska Kasa Opieki SA	1,613,109	66,084,778
Benefit Systems SA	9,000	6,179,819
Budimex SA	127,279	19,783,177
CCC SA(a)(c)	382,652	15,315,049
CD Projekt SA(c)	564,431	26,679,209
Cyfrowy Polsat SA(a)	2,384,012	9,111,575
Dino Polska SA(a)(b)(c)	423,713	35,227,202
Enea SA(a)	2,760,666	7,546,775
Eurocash SA	1,018,114	2,602,544
Grupa Azoty SA(a)(c)	505,671	2,321,708
Grupa Kety SA	58,130	11,663,741
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	542,358	3,591,828
KGHM Polska Miedz SA	1,190,841	42,740,571
KRUK SA	167,068	19,191,168
LPP SA	9,948	37,834,999
mBank SA(a)	140,325	23,214,113
Orange Polska SA	5,577,209	12,510,640
ORLEN SA	4,965,078	82,634,941
Pepco Group NV(a)(c)	1,512,337	7,069,365
PGE Polska Grupa Energetyczna SA(a)	7,912,636	13,837,468
Powszechna Kasa Oszczednosci Bank Polski SA	7,662,008	114,743,998
Powszechny Zaklad Ubezpieczen SA	5,135,723	61,840,741
Santander Bank Polska SA	320,091	43,088,454
Tauron Polska Energia SA(a)	10,222,656	9,373,209
Warsaw Stock Exchange(c)	465,588	5,264,141
XTB SA(b)	196,256	3,469,729
		787,960,134

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar — 0.8%
Al Meera Consumer Goods Co. QSC	1,398,623	$5,510,076
Baladna	10,912,362	4,068,560
Barwa Real Estate Co.	15,619,400	11,970,104
Commercial Bank PSQC (The)	29,887,713	33,495,558
Doha Bank QPSC	15,878,282	6,820,944
Dukhan Bank	11,805,124	12,339,512
Estithmar Holding QPSC(a)	9,525,896	4,834,817
Gulf International Services QSC	9,147,989	8,229,192
Industries Qatar QSC	13,831,361	49,011,927
Masraf Al Rayan QSC	51,577,189	32,622,820
Mesaieed Petrochemical Holding Co.	45,999,497	20,867,870
Ooredoo QPSC	7,016,663	21,213,615
Qatar Aluminum Manufacturing Co.	28,465,662	9,943,020
Qatar Electricity & Water Co. QSC	4,705,430	20,267,558
Qatar Fuel QSC	3,661,760	14,616,902
Qatar Gas Transport Co. Ltd.	22,543,283	27,886,746
Qatar International Islamic Bank QSC	9,263,488	27,688,909
Qatar Islamic Bank QPSC	15,709,130	84,458,989
Qatar National Bank QPSC	41,529,245	180,858,791
Qatar Navigation QSC	6,727,149	21,501,039
United Development Co. QSC	21,872,681	6,660,300
Vodafone Qatar QSC	26,489,214	13,073,826
		617,941,075
Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,373
Alrosa PJSC(a)(d)	22,555,750	2,488
Credit Bank of Moscow PJSC(a)(d)	131,641,331	14,522
Detsky Mir PJSC(a)(b)(d)	5,639,776	622
Federal Grid Co. Rosseti PJSC(a)(d)	2,175,770,000	240
Gazprom PJSC(a)(d)	101,307,770	11,176
Globaltrans Investment PLC, GDR(a)(d)(f)	1,523,220	168
GMK Norilskiy Nickel PAO(a)(d)	54,217,000	60
Inter RAO UES PJSC(a)(d)	270,997,905	29,895
LSR Group PJSC, Class A(a)(d)	498,324	55
LUKOIL PJSC(a)(d)	3,545,225	391
Mobile TeleSystems PJSC(a)(d)	7,617,292	840
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	1,359
Novatek PJSC(a)(d)	7,792,960	860
Novolipetsk Steel PJSC(a)(d)	12,759,568	1,408
OGK-2 PJSC(a)(d)	319,608,000	35,257
Ozon Holdings PLC, ADR(a)(d)	453,223	50
PhosAgro PJSC(a)(d)	409,067	45
PhosAgro PJSC, GDR(a)(d)(f)	1	—
PhosAgro PJSC, New(a)(d)	7,905	79
Polyus PJSC(a)(d)	290,787	32
Ros Agro PLC, GDR(a)(d)(f)	300,309	33
Rosneft Oil Co. PJSC(a)(d)	9,721,202	1,072
Rostelecom PJSC(a)(d)	8,098,021	893
Sberbank of Russia PJSC(a)(d)	91,862,230	10,135
Segezha Group PJSC(a)(b)(d)	34,454,100	3,801
Severstal PAO(a)(d)	1,835,503	202
Sistema AFK PAO(a)(d)	30,748,700	3,392
Sovcomflot PJSC(a)(d)	4,464,400	492
Surgutneftegas PJSC(a)(d)	60,550,132	6,680
Tatneft PJSC(a)(d)	11,775,415	1,299
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	115
Unipro PJSC(a)(d)	160,829,082	17,742
United Co. RUSAL International PJSC(a)(d)	26,465,860	2,920
VK Co. Ltd.(a)(d)(f)	956,753	106
VTB Bank PJSC(a)(d)	5,137,107	1
X5 Retail Group NV, GDR(a)(d)(f)	1,023,928	113
Security	Shares	Value
Russia (continued)
Yandex NV(a)(d)	2,640,123	$291
		150,207
Saudi Arabia — 4.0%
Abdullah Al Othaim Markets Co.	4,007,246	12,294,520
ACWA Power Co.	1,288,943	144,673,771
Ades Holding Co.(a)	2,682,390	14,639,276
Advanced Petrochemical Co.(a)	1,156,864	11,668,524
Al Babtain Power & Telecommunication Co.	275,527	3,192,945
Al Hammadi Holding	811,661	9,662,776
Al Jouf Agricultural Development Co.	125,110	2,092,030
Al Masane Al Kobra Mining Co.	593,201	10,464,719
Al Moammar Information Systems Co.	205,313	9,519,923
Al Rajhi Bank	17,157,301	404,032,671
Al Rajhi Co. for Co-operative Insurance(a)	347,949	18,824,752
Al-Dawaa Medical Services Co.	195,654	4,844,356
Aldrees Petroleum and Transport Services Co.	463,928	15,231,021
Alinma Bank	10,706,191	89,270,330
AlKhorayef Water & Power Technologies Co.(a)	142,578	6,956,867
Almarai Co. JSC	2,179,801	31,586,402
Almunajem Foods Co.	158,654	4,542,623
Alujain Corp.(a)	556,008	6,180,486
Arab National Bank	7,864,187	40,520,686
Arabian Cement Co./Saudi Arabia	817,328	5,651,991
Arabian Centres Co.(b)	1,803,327	11,070,231
Arabian Contracting Services Co.(a)	175,912	9,775,317
Arabian Internet & Communications Services Co.	213,574	16,564,953
Arriyadh Development Co.	1,490,347	9,946,098
Astra Industrial Group	386,958	17,702,798
Bank AlBilad	5,460,334	56,173,748
Bank Al-Jazira(a)	4,368,669	20,596,931
Banque Saudi Fransi	5,233,956	47,676,847
BinDawood Holding Co.	1,203,565	2,339,283
Bupa Arabia for Cooperative Insurance Co.	737,139	45,651,309
Catrion Catering Holding Co.	435,157	13,696,226
City Cement Co.	971,036	4,471,143
Co. for Cooperative Insurance (The)	694,790	29,334,307
Dallah Healthcare Co.	329,962	13,910,352
Dar Al Arkan Real Estate Development Co.(a)	4,654,602	18,200,149
Dr Sulaiman Al Habib Medical Services Group Co.	778,584	63,488,436
East Pipes Integrated Co. for Industry, NVS	105,351	4,193,631
Eastern Province Cement Co.	665,406	5,674,197
Electrical Industries Co.	4,925,869	8,348,486
Elm Co.	216,861	57,950,435
Emaar Economic City(a)	4,065,120	9,272,885
Etihad Atheeb Telecommunication Co.(a)	175,969	4,141,215
Etihad Etisalat Co.	3,405,849	45,867,709
First Milling Co., NVS	155,947	2,992,563
Herfy Food Services Co.(a)	375,486	2,715,344
Jahez International Co., NVS(a)	640,474	4,249,801
Jamjoom Pharmaceuticals Factory Co., NVS	185,501	8,734,100
Jarir Marketing Co.	4,919,295	16,763,879
Leejam Sports Co. JSC	266,776	15,384,087
Lumi Rental Co.(a)	163,039	3,680,482
Maharah Human Resources Co.	2,097,997	4,035,069
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)(a)	452,855	3,314,132
Middle East Healthcare Co.(a)	403,164	7,966,945
Middle East Paper Co.	500,008	5,868,314
Mobile Telecommunications Co. Saudi Arabia	3,583,155	10,675,178
Mouwasat Medical Services Co.	890,400	24,626,730
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Nahdi Medical Co.	305,359	$10,836,523
National Agriculture Development Co. (The)(a)	1,477,997	11,067,451
National Co. for Learning & Education	73,295	4,050,894
National Gas & Industrialization Co.	465,146	13,966,053
National Industrialization Co.(a)	2,982,064	8,930,975
National Medical Care Co.	258,834	13,546,607
Perfect Presentation For Commercial Services Co., NVS(a)	860,614	3,556,759
Power & Water Utility Co. for Jubail & Yanbu	548,259	9,124,472
Qassim Cement Co. (The)	546,080	7,712,583
Retal Urban Development Co., NVS	1,774,361	6,306,215
Riyad Bank	12,784,016	88,068,611
SABIC Agri-Nutrients Co.	2,027,018	63,042,607
Sahara International Petrochemical Co.	3,030,729	23,333,223
SAL Saudi Logistics Services	208,333	16,708,589
Saudi Advanced Industries Co.	286,161	2,954,386
Saudi Arabian Mining Co.(a)	11,344,303	128,528,084
Saudi Arabian Oil Co.(b)	38,771,877	288,899,633
Saudi Aramco Base Oil Co.	408,294	14,399,847
Saudi Automotive Services Co.	305,291	5,914,474
Saudi Awwal Bank	8,853,348	82,394,578
Saudi Basic Industries Corp.	7,679,667	153,077,624
Saudi Cement Co.	705,120	7,703,971
Saudi Ceramic Co.(a)	647,072	5,174,097
Saudi Chemical Co. Holding	3,317,389	10,492,803
Saudi Electricity Co.	7,033,848	32,915,814
Saudi Ground Services Co.(a)	907,209	13,006,407
Saudi Industrial Investment Group	2,895,957	15,042,558
Saudi Investment Bank (The)	5,263,654	17,769,183
Saudi Kayan Petrochemical Co.(a)	6,212,222	14,275,314
Saudi National Bank (The)	25,743,527	241,402,299
Saudi Paper Manufacturing Co.	138,674	2,517,003
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	669,028	5,988,996
Saudi Real Estate Co.(a)	2,081,629	13,138,487
Saudi Research & Media Group(a)	345,116	24,114,278
Saudi Steel Pipe Co.	183,520	3,311,499
Saudi Tadawul Group Holding Co.	438,564	28,804,164
Saudi Telecom Co.	17,045,533	195,398,151
Saudia Dairy & Foodstuff Co.	173,349	16,344,274
Savola Group (The)(a)	2,303,385	16,347,587
Seera Group Holding(a)	1,667,529	10,291,759
Southern Province Cement Co.	705,909	6,602,730
Theeb Rent A Car Co.	338,666	6,497,882
United Electronics Co.	462,075	11,228,070
United International Transportation Co.	493,396	11,987,490
Yamama Cement Co.	1,255,870	10,541,707
Yanbu Cement Co.	996,807	6,377,756
Yanbu National Petrochemical Co.	2,215,025	23,773,534
		3,180,371,980
South Africa — 3.1%
Absa Group Ltd.	7,334,669	72,348,027
Adcock Ingram Holdings Ltd.	784,597	2,838,478
AECI Ltd.	1,408,876	8,402,558
African Rainbow Minerals Ltd.	1,037,073	10,154,824
Anglo American Platinum Ltd.(c)	576,510	19,906,354
Anglogold Ashanti PLC, NVS	3,699,351	109,489,059
Aspen Pharmacare Holdings Ltd.	3,277,536	44,118,397
AVI Ltd.	2,464,243	14,038,695
Barloworld Ltd.	1,689,675	8,903,875
Bid Corp. Ltd.	2,964,523	74,681,952
Bidvest Group Ltd. (The)	2,808,653	45,702,224
Security	Shares	Value
South Africa (continued)
Capitec Bank Holdings Ltd.	766,280	$125,155,459
Clicks Group Ltd.	2,159,200	45,256,759
Coronation Fund Managers Ltd.	3,011,634	6,858,156
DataTec Ltd.	2,130,137	4,243,561
Dis-Chem Pharmacies Ltd.(b)	4,402,452	8,642,548
Discovery Ltd.	4,710,763	40,315,368
DRDGOLD Ltd.	5,426,502	4,529,841
Equites Property Fund Ltd.	9,504,521	7,250,171
Exxaro Resources Ltd.	2,173,032	19,467,208
FirstRand Ltd.	43,828,645	210,744,743
Fortress Real Estate Investments Ltd., Series B, Class B	12,108,693	13,107,917
Foschini Group Ltd. (The)	2,973,355	24,163,747
Gold Fields Ltd.	7,866,083	109,041,828
Grindrod Ltd.	7,210,459	5,730,755
Growthpoint Properties Ltd.	32,257,480	25,511,069
Harmony Gold Mining Co. Ltd.	5,045,918	49,423,800
Impala Platinum Holdings Ltd.	7,887,032	33,967,666
Investec Ltd.	2,528,174	19,231,352
JSE Ltd.	1,071,548	7,031,963
Kumba Iron Ore Ltd.	552,605	10,938,193
Life Healthcare Group Holdings Ltd.	12,614,716	10,167,481
Momentum Group Ltd.	10,452,781	16,363,296
Motus Holdings Ltd.	1,488,510	10,085,508
Mr. Price Group Ltd.	2,241,189	30,471,245
MTN Group Ltd.	14,841,470	73,927,279
MultiChoice Group(a)(c)	2,303,857	14,245,373
Naspers Ltd., Class N	1,566,487	323,138,053
Nedbank Group Ltd.	3,877,259	64,181,951
NEPI Rockcastle NV	4,838,291	39,455,571
Netcare Ltd.	10,703,897	8,147,592
Ninety One Ltd.	2,510,528	5,481,868
Northam Platinum Holdings Ltd.	3,186,479	18,843,188
Oceana Group Ltd.	795,461	3,054,017
Old Mutual Ltd.	42,929,549	31,061,694
Omnia Holdings Ltd.	1,509,925	5,357,518
OUTsurance Group Ltd., NVS	6,927,049	18,544,657
Pepkor Holdings Ltd.(b)	16,296,327	20,095,852
Pick n Pay Stores Ltd.(a)(c)	5,394,634	7,352,709
Redefine Properties Ltd.	57,676,828	15,398,819
Reinet Investments SCA	1,248,523	33,492,595
Remgro Ltd.	4,294,047	34,805,173
Resilient REIT Ltd.	4,557,047	14,641,805
Reunert Ltd.	1,975,003	8,557,469
Sanlam Ltd.	15,585,853	77,707,437
Santam Ltd.	272,333	5,369,903
Sappi Ltd.	5,076,283	12,990,384
Sasol Ltd.	4,998,928	38,384,219
Shoprite Holdings Ltd.	4,451,751	77,135,954
Sibanye Stillwater Ltd.	24,593,570	23,502,387
SPAR Group Ltd. (The)(a)	1,647,091	11,837,160
Standard Bank Group Ltd.	11,659,957	156,615,490
Super Group Ltd./South Africa	4,404,762	6,855,901
Telkom SA SOC Ltd.(a)	3,228,038	5,094,222
Thungela Resources Ltd.	1,182,358	7,715,818
Tiger Brands Ltd.	1,430,334	18,901,308
Truworths International Ltd.	3,220,330	17,591,134
Vodacom Group Ltd.	5,441,443	33,626,892
Vukile Property Fund Ltd.	11,659,701	11,588,580
Wilson Bayly Holmes-Ovcon Ltd.	684,999	7,861,856
Woolworths Holdings Ltd./South Africa	8,264,858	29,974,380
		2,530,820,285

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 11.0%
ABLBio Inc.(a)(c)	356,267	$9,245,622
Advanced Nano Products Co. Ltd.	85,273	5,854,484
Ahnlab Inc.(c)	65,354	2,655,103
Alteogen Inc.(a)(c)	352,043	84,016,833
Amorepacific Corp.(c)	254,438	23,637,950
Amorepacific Group	260,411	4,861,887
Ananti Inc.(a)(c)	889,140	3,410,568
APR Corp./Korea(a)	27,883	5,388,178
Asiana Airlines Inc.(a)	433,595	3,171,497
BGF retail Co. Ltd.	73,649	6,507,550
BH Co. Ltd.(c)	262,608	4,702,237
Bioneer Corp.(a)(c)	213,564	4,576,135
BNK Financial Group Inc.	2,055,630	15,655,638
Boryung(c)	406,431	3,610,802
Caregen Co. Ltd.	113,042	1,461,175
Cellivery Therapeutics Inc.(a)(c)(d)	290,576	1,017,130
Celltrion Inc.	1,330,645	202,430,451
Celltrion Pharm Inc.(a)(c)	164,826	8,533,368
Chabiotech Co. Ltd.(a)(c)	505,403	6,872,683
Cheil Worldwide Inc.	524,014	7,126,104
Cheryong Electric Co. Ltd.(c)	100,057	4,223,687
Chong Kun Dang Pharmaceutical Corp.(c)	86,170	8,027,941
Chunbo Co. Ltd.(a)(c)	48,135	2,163,437
CJ CGV Co. Ltd.(a)	703,125	3,780,581
CJ CheilJedang Corp.	68,661	16,575,831
CJ Corp.(c)	117,699	9,886,836
CJ ENM Co. Ltd.(a)	97,045	5,278,897
CJ Logistics Corp.	88,488	6,257,430
Classys Inc.(c)	197,181	7,439,333
Cosmax Inc.	78,750	7,169,155
CosmoAM&T Co. Ltd.(a)	219,469	17,706,483
Cosmochemical Co. Ltd.(a)	267,699	3,914,215
Coway Co. Ltd.	451,247	22,718,594
Creative & Innovative System(a)(c)	571,735	4,582,993
CS Wind Corp.	226,945	10,982,532
Daeduck Electronics Co. Ltd./New	345,188	5,188,102
Daejoo Electronic Materials Co. Ltd.(a)	108,930	9,164,372
Daesang Corp.	306,962	4,773,879
Daewoo Engineering & Construction Co. Ltd.(a)	1,916,266	5,795,438
Daewoong Co. Ltd.	203,405	3,903,980
Daewoong Pharmaceutical Co. Ltd.	54,495	6,115,656
Daishin Securities Co. Ltd.	437,062	5,466,879
Daou Technology Inc.	316,262	4,284,160
DB HiTek Co. Ltd.	268,121	8,199,114
DB Insurance Co. Ltd.	421,137	36,658,392
Dentium Co. Ltd.	68,225	4,092,645
Devsisters Co. Ltd.(a)(c)	78,471	2,371,266
DGB Financial Group Inc.	1,202,983	7,554,051
DI Dong Il Corp.	116,445	2,735,144
DL E&C Co. Ltd.	270,287	6,693,292
DL Holdings Co. Ltd.	118,002	4,071,850
Dong-A Socio Holdings Co. Ltd.	42,028	3,964,181
Dong-A ST Co. Ltd.(c)	83,029	4,748,525
Dongjin Semichem Co. Ltd.(c)	323,164	7,596,970
DongKook Pharmaceutical Co. Ltd.(c)	308,069	4,202,481
Dongkuk Steel Mill Co. Ltd/New	146,715	908,901
Dongsuh Companies Inc.(c)	371,594	5,187,866
Dongwon F&B Co. Ltd.	59,970	1,516,440
Doosan Bobcat Inc.	476,404	14,217,828
Doosan Co. Ltd.	68,123	7,641,932
Doosan Enerbility Co. Ltd.(a)(c)	3,897,167	52,899,422
Doosan Fuel Cell Co. Ltd.(a)(c)	430,158	6,048,932
Security	Shares	Value
South Korea (continued)
Doosan Tesna Inc.	106,829	$2,627,663
DoubleUGames Co. Ltd.	130,907	4,820,529
Douzone Bizon Co. Ltd.	178,203	8,028,335
Dreamtech Co. Ltd.	259,099	1,799,238
Duk San Neolux Co. Ltd.(a)	143,250	3,625,788
Ecopro BM Co. Ltd.(a)(c)	429,993	54,289,274
Ecopro Co. Ltd.(a)(c)	878,477	56,421,162
Ecopro HN Co. Ltd.	107,083	3,727,244
Ecopro Materials Co. Ltd.(a)	137,177	9,378,607
E-MART Inc.	158,675	7,571,978
EMRO Inc., NVS(a)	60,354	2,300,107
EM-Tech Co. Ltd.	14,242	272,427
Enchem Co. Ltd.(a)	111,692	16,079,255
Eo Technics Co. Ltd.(c)	75,241	9,714,074
ESR Kendall Square REIT Co. Ltd.	1,015,393	3,907,935
Eugene Technology Co. Ltd.(c)	160,411	5,543,824
F&F Co. Ltd./New	136,350	5,994,488
Fila Holdings Corp.(c)	425,953	13,515,849
Foosung Co. Ltd.(a)(c)	672,548	3,357,989
Gaonchips Co. Ltd.(a)	46,303	1,673,252
GC Cell Corp.	116,488	3,065,958
Genesis Development Holdings Co. Ltd.(a)(d)	49,111	—
GOLFZON Co. Ltd.	5,208	258,233
Grand Korea Leisure Co. Ltd.	401,353	3,362,787
Green Cross Corp.	56,186	7,183,257
Green Cross Holdings Corp.(c)	214,361	2,674,299
GS Engineering & Construction Corp.(a)	589,298	9,062,605
GS Holdings Corp.	349,186	11,807,133
GS Retail Co. Ltd.(c)	388,186	6,405,795
HAESUNG DS Co. Ltd.	118,406	2,622,496
Hana Financial Group Inc.	2,564,614	119,061,551
Hana Materials Inc.(c)	103,129	2,667,812
Hana Micron Inc.(c)	449,539	4,288,713
Hana Tour Service Inc.(c)	151,489	5,604,706
Hanall Biopharma Co. Ltd.(a)(c)	324,909	9,762,868
Hanil Cement Co. Ltd./New	295,776	3,282,013
Hanjin Kal Corp.(c)	177,675	9,104,855
Hankook & Co. Co. Ltd.	308,785	3,939,001
Hankook Tire & Technology Co. Ltd.	655,154	21,326,401
Hanmi Pharm Co. Ltd.	54,896	12,979,232
Hanmi Science Co. Ltd.	195,207	4,823,516
Hanmi Semiconductor Co. Ltd.	383,994	33,182,625
Hanon Systems	1,721,702	5,230,452
Hansae Co. Ltd.(c)	213,023	2,633,807
Hansol Chemical Co. Ltd.	79,779	8,633,331
Hanssem Co. Ltd.	99,442	4,076,438
Hanwha Aerospace Co. Ltd.	316,946	68,969,091
Hanwha Corp.	339,911	7,412,844
Hanwha Engine(a)(c)	507,360	5,246,348
Hanwha Investment & Securities Co. Ltd.(a)	1,159,511	2,957,742
Hanwha Life Insurance Co. Ltd.(c)	3,106,109	6,914,338
Hanwha Ocean Co. Ltd.(a)	756,424	19,580,618
Hanwha Solutions Corp.	957,478	18,635,315
Hanwha Systems Co. Ltd.	691,485	9,666,350
HD Hyundai Co. Ltd.	383,118	23,223,979
HD Hyundai Construction Equipment Co. Ltd	120,316	4,768,651
HD Hyundai Electric Co. Ltd.	198,280	45,392,747
HD Hyundai Heavy Industries Co. Ltd.(a)	194,385	28,229,142
HD Hyundai Infracore Co. Ltd.(c)	1,192,822	6,431,005
HD Hyundai Mipo(a)	212,581	16,440,164
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	375,815	53,925,762
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction, Class E	409,214	$7,950,039
Hite Jinro Co. Ltd.	368,362	5,711,796
HK inno N Corp.(c)	133,524	4,806,204
HL Mando Co. Ltd.	281,934	7,195,479
HLB Inc.(a)(c)	1,039,145	69,737,000
HLB Life Science Co. Ltd.(a)(c)	923,007	8,192,772
Hlb Pharma Ceutical Co. Ltd.(a)	280,292	5,718,831
HLB Therapeutics Co. Ltd.(a)(c)	704,094	4,917,832
HMM Co. Ltd.	2,137,097	27,244,032
Hotel Shilla Co. Ltd.(c)	252,531	9,007,107
HPSP Co. Ltd.(c)	387,544	8,649,832
Hugel Inc.(a)(c)	61,266	12,484,764
HYBE Co. Ltd.	185,419	25,669,593
Hyosung Advanced Materials Corp.	25,796	5,478,679
Hyosung Corp.	85,021	3,143,286
Hyosung Heavy Industries Corp.	42,697	9,270,952
Hyosung TNC Corp.(c)	25,166	5,608,281
Hyundai Bioscience Co. Ltd.(a)	354,475	5,419,849
Hyundai Department Store Co. Ltd.(c)	152,898	5,476,587
Hyundai Elevator Co. Ltd.	259,349	8,171,071
Hyundai Engineering & Construction Co. Ltd.	567,774	13,627,494
Hyundai Feed Inc.(a)(c)(d)	709,241	527,743
Hyundai Glovis Co. Ltd.	324,790	27,303,559
Hyundai Home Shopping Network Corp.	31,548	1,132,468
Hyundai Marine & Fire Insurance Co. Ltd.	491,340	12,801,888
Hyundai Mobis Co. Ltd.	520,534	84,935,966
Hyundai Motor Co.	1,188,208	227,922,278
Hyundai Rotem Co. Ltd.	676,980	27,383,250
Hyundai Steel Co.	689,123	13,131,036
Hyundai Wia Corp.	176,195	6,764,656
Iljin Electric Co. Ltd.	219,762	3,305,095
Iljin Hysolus Co. Ltd.(a)(c)	127,678	1,984,451
Industrial Bank of Korea	2,162,075	22,368,982
Innocean Worldwide Inc.	207,798	3,064,567
Innox Advanced Materials Co. Ltd.	156,126	3,404,849
Intellian Technologies Inc.(c)	99,113	4,113,831
IS Dongseo Co. Ltd.	170,326	3,103,125
ISC Co. Ltd.(c)	103,725	4,233,400
ISU Specialty Chemical, NVS(a)	179,522	7,157,131
IsuPetasys Co. Ltd.	410,346	12,849,868
JB Financial Group Co. Ltd.	1,195,565	12,675,908
Jeju Air Co. Ltd.(a)	409,447	2,914,965
Jeju Semiconductor Corp.(a)(c)	269,849	2,796,397
JNTC Co. Ltd.(a)(c)	170,555	2,391,307
Jusung Engineering Co. Ltd.(c)	312,592	6,316,373
JW Pharmaceutical Corp.	156,921	3,489,874
JYP Entertainment Corp.	236,451	9,072,725
Kakao Corp.	2,680,750	74,947,268
Kakao Games Corp.(a)(c)	369,698	5,067,276
KakaoBank Corp.(c)	1,451,565	24,104,849
Kangwon Land Inc.	611,805	7,325,043
KB Financial Group Inc.	3,362,093	216,804,443
KCC Corp.	42,769	9,183,985
KCC Glass Corp.	117,558	3,629,219
KEPCO Engineering & Construction Co. Inc.(c)	149,069	7,503,556
KEPCO Plant Service & Engineering Co. Ltd.	251,451	7,837,512
KG Dongbusteel	368,262	1,593,338
KG Mobility Co.(a)	527,002	2,414,332
Kia Corp.	2,182,340	173,384,367
KIWOOM Securities Co. Ltd.	118,988	12,060,954
KMW Co. Ltd.(a)	27,202	156,078
Security	Shares	Value
South Korea (continued)
Koh Young Technology Inc.(c)	532,410	$4,299,589
Kolmar Korea Co. Ltd.(c)	169,513	8,287,571
Kolon Industries Inc.	190,308	4,990,383
KoMiCo Ltd.	51,322	2,605,098
Korea Aerospace Industries Ltd.	647,164	26,334,617
Korea Electric Power Corp.(a)	2,178,501	35,405,861
Korea Gas Corp.(a)	236,529	9,219,983
Korea Investment Holdings Co. Ltd.	321,061	17,525,075
Korea Line Corp.(a)	1,795,826	2,628,169
Korea Petrochemical Ind Co. Ltd.	37,734	2,948,755
Korea Zinc Co. Ltd.	69,935	28,005,976
Korean Air Lines Co. Ltd.	1,491,817	24,636,019
Korean Reinsurance Co.	1,437,061	9,116,934
Krafton Inc.(a)	255,198	62,454,406
KT Corp.	335,918	9,734,741
KT&G Corp.	897,132	72,810,509
Kum Yang Co. Ltd.(a)(c)	331,709	11,556,288
Kumho Petrochemical Co. Ltd.	141,109	14,470,876
Kumho Tire Co. Inc.(a)	1,314,172	4,561,570
Kyung Dong Navien Co. Ltd.(c)	99,733	5,151,547
L&F Co. Ltd.(a)(c)	221,818	15,652,518
Lake Materials Co. Ltd.(a)	357,010	4,805,446
LEENO Industrial Inc.(c)	83,122	12,191,762
LG Chem Ltd.	420,091	101,346,764
LG Corp.	813,144	48,283,037
LG Display Co. Ltd.(a)	2,472,661	20,895,910
LG Electronics Inc.	914,251	68,167,718
LG Energy Solution Ltd.(a)(c)	406,814	118,495,539
LG H&H Co. Ltd.	77,901	20,683,472
LG Innotek Co. Ltd.	116,757	24,353,955
LG Uplus Corp.	759,987	5,547,534
LIG Nex1 Co. Ltd.	110,170	16,095,774
LigaChem Biosciences Inc.(a)(c)	236,095	17,073,660
Lotte Chemical Corp.	154,518	9,591,359
Lotte Chilsung Beverage Co. Ltd.	45,600	4,493,629
Lotte Corp.	266,876	4,952,647
Lotte Energy Materials Corp.	219,394	6,460,124
Lotte Fine Chemical Co. Ltd.	176,352	6,436,740
LOTTE REIT Co. Ltd.	1,825,240	5,399,693
Lotte Rental Co. Ltd.	130,216	3,051,593
Lotte Shopping Co. Ltd.	107,970	5,045,923
Lotte Tour Development Co. Ltd.(a)(c)	447,297	3,176,328
Lotte Wellfood Co. Ltd.	29,463	3,099,168
LS Corp.	157,945	13,441,553
LS Electric Co. Ltd.	131,832	16,542,663
LS Materials Ltd.(c)	170,857	2,256,834
Lunit Inc.(a)	186,391	6,100,869
LX Holdings Corp.(c)	613,218	3,229,263
LX International Corp.	291,452	6,994,935
LX Semicon Co. Ltd.	108,340	5,579,087
Medytox Inc.(c)	49,059	7,288,792
MegaStudyEdu Co. Ltd.(c)	103,275	3,815,647
Meritz Financial Group Inc.	850,643	58,070,371
Mezzion Pharma Co. Ltd.(a)(c)	205,409	4,949,130
Mirae Asset Securities Co. Ltd.	1,971,064	12,358,454
Myoung Shin Industrial Co. Ltd.(c)	383,442	3,361,938
Naturecell Co. Ltd.(a)(c)	544,341	4,178,141
NAVER Corp.	1,122,468	142,396,576
NCSoft Corp.(c)	119,665	16,833,362
Netmarble Corp.(a)(b)	231,018	10,542,284
Nexen Tire Corp.	370,470	2,136,006
Nexon Games Co. Ltd.(a)	271,810	3,890,816

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Nextin Inc.(c)	52,658	$1,911,043
NH Investment & Securities Co. Ltd.	918,175	9,386,202
NHN Corp.	197,511	2,945,420
NICE Information Service Co. Ltd.	397,859	3,059,635
NKMax Co. Ltd.(a)(c)(d)	821,636	1,092,351
NongShim Co. Ltd.(c)	30,018	8,667,551
OCI Co. Ltd.(c)	52,027	3,131,773
OCI Holdings Co. Ltd.	118,392	6,335,919
Orion Corp./Republic of Korea	183,503	12,639,066
Orion Holdings Corp.	278,654	3,263,716
Oscotec Inc.(a)(c)	296,109	9,309,555
Ottogi Corp.(c)	18,514	5,773,391
Pan Ocean Co. Ltd.(c)	2,356,204	6,555,572
Paradise Co. Ltd.(c)	501,662	4,208,322
Park Systems Corp.(c)	62,738	8,956,004
Pearl Abyss Corp.(a)(c)	270,453	6,878,231
People & Technology Inc.(a)(c)	177,731	7,541,129
Peptron Inc.(a)	177,397	6,585,889
PharmaResearch Co. Ltd.(c)	67,663	8,824,420
PI Advanced Materials Co. Ltd.(a)(c)	167,872	3,324,756
Poongsan Corp.(c)	198,170	9,555,145
Posco DX Co. Ltd.(c)	481,286	9,631,532
POSCO Future M Co. Ltd.(c)	270,650	43,703,767
POSCO Holdings Inc.	625,168	159,662,801
Posco International Corp.(c)	459,119	19,445,923
Posco M-Tech Co. Ltd.(c)	178,830	2,219,725
PSK Holdings Inc.	72,668	2,892,310
PSK Inc.(c)	237,509	4,598,645
Rainbow Robotics(a)(c)	80,579	8,742,732
S&S Tech Corp.(c)	172,626	3,443,318
S-1 Corp.	160,537	7,117,809
Sam Chun Dang Pharm Co. Ltd.(a)(c)	124,688	14,782,880
Sam-A Aluminum Co. Ltd., Class A	47,972	1,695,162
Samsung Biologics Co. Ltd.(a)(b)	153,898	112,856,428
Samsung C&T Corp.	736,609	81,515,888
Samsung E&A Co. Ltd.(a)	1,352,141	25,745,236
Samsung Electro-Mechanics Co. Ltd.	469,127	50,241,471
Samsung Electronics Co. Ltd.	41,855,563	2,324,587,292
Samsung Fire & Marine Insurance Co. Ltd.	274,126	71,210,088
Samsung Heavy Industries Co. Ltd.(a)(c)	5,799,971	45,722,977
Samsung Life Insurance Co. Ltd.	698,874	51,047,559
Samsung SDI Co. Ltd.(c)	476,584	126,840,895
Samsung SDS Co. Ltd.	347,195	39,195,516
Samsung Securities Co. Ltd.	460,556	16,314,120
Samyang Foods Co. Ltd.	37,186	13,796,554
Samyang Holdings Corp.(c)	48,486	2,641,779
SD Biosensor Inc.(a)	375,732	3,009,309
Sebang Global Battery Co. Ltd.	69,619	5,287,477
Seegene Inc.	348,113	6,728,615
Seojin System Co. Ltd.(a)(c)	306,390	5,715,244
Seoul Semiconductor Co. Ltd.(c)	498,193	3,596,813
SFA Engineering Corp.	258,474	4,835,312
SFA Semicon Co. Ltd.(a)(c)	898,718	2,686,113
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	331,386	3,311,909
Shinhan Financial Group Co. Ltd.	3,789,229	160,395,112
Shinsegae Inc.	57,060	6,439,932
Shinsegae International Inc.(c)	157,537	1,566,279
Shinsung Delta Tech Co. Ltd.	152,347	5,526,674
Shinyoung Securities Co. Ltd.	7,976	489,580
Silicon2 Co. Ltd.(a)	287,430	8,338,345
SIMMTECH Co. Ltd.	241,940	3,874,875
SK Biopharmaceuticals Co. Ltd.(a)	276,069	23,805,925
Security	Shares	Value
South Korea (continued)
SK Bioscience Co. Ltd.(a)	201,181	$8,375,701
SK Chemicals Co. Ltd.	113,911	4,244,732
SK Discovery Co. Ltd.	121,536	3,227,040
SK Gas Ltd.	39,216	5,056,236
SK Hynix Inc.	4,779,187	626,272,882
SK IE Technology Co. Ltd.(a)(b)	231,515	5,716,553
SK Inc.	313,370	33,654,141
SK Innovation Co. Ltd.(a)(c)	526,545	43,536,673
SK Networks Co. Ltd.(c)	1,317,823	5,053,634
SK oceanplant Co. Ltd.(a)(c)	410,727	4,410,506
SK REITs Co. Ltd.	924,945	3,689,985
SK Square Co. Ltd.(a)	853,436	50,230,673
SK Telecom Co. Ltd.	333,450	13,759,946
SKC Co. Ltd.(a)(c)	160,783	15,593,035
SL Corp.(c)	174,683	4,425,846
SM Entertainment Co. Ltd.	104,546	4,925,893
SNT Motiv Co. Ltd.	98,505	3,371,593
S-Oil Corp.	343,645	16,080,202
SOLUM Co. Ltd.(a)	422,028	5,996,261
Solus Advanced Materials Co. Ltd.	353,774	3,464,819
Soop Co. Ltd.(c)	80,365	6,178,745
Soulbrain Co. Ltd.(c)	46,146	8,204,093
Soulbrain Holdings Co. Ltd.(c)	44,477	1,848,661
SPG Co. Ltd.(c)	152,098	3,009,274
ST Pharm Co. Ltd.(c)	109,966	9,473,496
Studio Dragon Corp.(a)(c)	127,321	3,599,870
Sungeel Hitech Co. Ltd.(a)(c)	53,393	2,237,795
Sungwoo Hitech Co. Ltd.(c)	499,972	2,727,208
Synopex Inc.(a)	708,981	4,203,888
Taihan Electric Wire Co. Ltd.(a)(c)	786,849	7,271,133
TCC Steel	154,132	3,864,048
TechWing Inc.	275,629	8,489,949
TKG Huchems Co. Ltd.	287,108	4,041,057
Tokai Carbon Korea Co. Ltd.(c)	53,764	4,057,265
Tongyang Life Insurance Co. Ltd.	630,366	3,084,025
Unid Co. Ltd.	36,691	2,210,155
Voronoi Inc.(a)	92,707	6,015,000
VT Co. Ltd.(a)	189,291	4,192,626
Webzen Inc.	156,475	2,211,575
Wemade Co. Ltd.(a)(c)	183,039	4,594,110
Won Tech Co. Ltd.	364,409	1,606,556
Wonik Holdings Co. Ltd.(a)	1	2
WONIK IPS Co. Ltd.(a)(c)	297,249	7,628,347
Wonik QnC Corp.(c)	197,073	4,021,240
Woori Financial Group Inc.	5,409,711	64,778,951
W-Scope Chungju Plant Co. Ltd.(a)(c)	116,407	1,748,616
YC Corp.(a)	250,751	2,637,462
YG Entertainment Inc.(c)	122,940	3,147,696
Youlchon Chemical Co. Ltd.	132,228	2,314,615
Youngone Corp.(c)	207,895	5,918,856
Youngone Holdings Co. Ltd.	69,467	4,349,958
Yuanta Securities Korea Co. Ltd.	1,125,123	2,509,355
Yuhan Corp.	486,285	51,394,792
		8,823,440,190
Taiwan — 19.0%
Ability Opto-Electronics Technology Co. Ltd.(c)	657,000	5,997,505
AcBel Polytech Inc.(a)(c)	5,609,565	6,158,959
Accton Technology Corp.	4,479,000	71,318,464
Acer Inc.(c)	25,391,872	34,824,021
Acter Group Corp. Ltd.(c)	808,000	7,052,315
Actron Technology Corp.(c)	837,548	4,591,229
ADATA Technology Co. Ltd.(c)	2,792,845	8,283,697
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Adimmune Corp.(a)(c)	3,456,000	$3,142,542
Advanced Ceramic X Corp.(c)	444,000	2,482,493
Advanced Energy Solution Holding Co. Ltd.(c)	310,000	4,994,016
Advanced Wireless Semiconductor Co.(c)	1,536,000	5,529,064
Advantech Co. Ltd.(c)	4,065,584	44,468,969
AIC Inc.(c)	190,000	2,278,319
Airoha Technology Corp., NVS(c)	364,000	7,369,805
Airtac International Group(c)	1,221,292	33,034,366
Alchip Technologies Ltd.	697,000	58,019,253
Alexander Marine Co. Ltd.(c)	293,160	2,845,233
Allied Supreme Corp.(c)	447,000	5,336,816
Allis Electric Co. Ltd.(c)	1,927,000	8,021,524
Ambassador Hotel (The)(c)	1,064,000	2,031,515
Andes Technology Corp.(a)(c)	418,000	4,847,009
AP Memory Technology Corp.(c)	876,000	8,908,481
Arcadyan Technology Corp.(c)	1,800,391	8,256,914
Ardentec Corp.(c)	4,173,546	9,055,500
ASE Technology Holding Co. Ltd.	28,480,222	136,667,380
Asia Cement Corp.(c)	18,956,050	26,710,424
Asia Optical Co. Inc.(c)	2,636,000	10,094,229
Asia Vital Components Co. Ltd.	2,892,884	54,755,083
ASMedia Technology Inc.	265,000	14,731,293
ASPEED Technology Inc.(c)	267,800	41,314,540
ASROCK Inc.(c)	531,000	3,469,698
Asustek Computer Inc.	6,209,000	104,137,925
AUO Corp.(c)	56,727,400	29,168,882
AURAS Technology Co. Ltd.(c)	520,000	10,012,879
Bank of Kaohsiung Co. Ltd.(c)	26,719,636	10,028,168
BES Engineering Corp.(c)	17,655,000	7,382,910
Bizlink Holding Inc.(c)	1,235,726	17,587,561
Bora Pharmaceuticals Co. Ltd.(c)	504,099	11,772,641
Brighton-Best International Taiwan Inc.(c)	5,065,000	5,414,911
C Sun Manufacturing Ltd.(c)	812,000	6,111,306
Capital Securities Corp.(c)	18,705,050	12,739,259
Career Technology MFG. Co. Ltd.(a)(c)	5,265,124	3,902,048
Catcher Technology Co. Ltd.(c)	5,273,000	38,946,979
Cathay Financial Holding Co. Ltd.	82,802,951	164,611,987
Cathay Real Estate Development Co. Ltd.(c)	6,105,900	5,447,785
Center Laboratories Inc.(c)	4,954,770	7,261,215
Century Iron & Steel Industrial Co. Ltd.(c)	1,650,000	12,271,053
Chailease Holding Co. Ltd.(c)	12,739,951	58,024,110
Chang Hwa Commercial Bank Ltd.	45,163,844	24,931,950
Channel Well Technology Co. Ltd.(c)	2,034,000	4,312,028
Charoen Pokphand Enterprise(c)	3,068,700	9,496,758
Chenbro Micom Co. Ltd.(c)	590,000	5,413,428
Cheng Loong Corp.(c)	9,344,000	7,565,497
Cheng Shin Rubber Industry Co. Ltd.	15,385,650	23,907,055
Cheng Uei Precision Industry Co. Ltd.(c)	3,511,000	7,878,018
Chicony Electronics Co. Ltd.(c)	5,356,787	27,158,923
Chicony Power Technology Co. Ltd.(c)	1,534,000	6,145,922
Chief Telecom Inc.(c)	370,300	6,224,974
China Airlines Ltd.(c)	25,524,000	16,449,294
China Bills Finance Corp.(c)	16,577,000	7,796,320
China Man-Made Fiber Corp.(a)(c)	19,499,574	4,983,288
China Metal Products(c)	4,455,146	5,504,120
China Motor Corp.(c)	2,610,800	6,442,360
China Petrochemical Development Corp.(a)(c)	32,365,490	9,853,264
China Steel Chemical Corp.(c)	1,663,000	5,205,029
China Steel Corp.(c)	100,379,529	69,862,549
Chin-Poon Industrial Co. Ltd.(c)	3,793,000	5,138,222
Chipbond Technology Corp.(c)	3,406,000	7,140,203
ChipMOS Technologies Inc.	4,968,000	5,938,473
Security	Shares	Value
Taiwan (continued)
Chlitina Holding Ltd.(c)	573,816	$2,481,439
Chong Hong Construction Co. Ltd.(c)	1,923,122	6,923,301
Chroma ATE Inc.(c)	3,383,000	34,543,189
Chung Hung Steel Corp.(c)	9,566,000	5,788,661
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,587,000	19,254,516
Chunghwa Precision Test Tech Co. Ltd.(c)	223,000	3,453,919
Chunghwa Telecom Co. Ltd.(c)	32,345,000	125,387,590
Cleanaway Co. Ltd.(c)	1,365,000	8,156,248
Clevo Co.(c)	3,891,175	7,187,330
Compal Electronics Inc.(c)	36,424,000	37,894,894
Compeq Manufacturing Co. Ltd.	7,492,000	19,227,796
Continental Holdings Corp.(c)	6,118,600	6,643,647
Coretronic Corp.(c)	2,277,200	5,737,035
Co-Tech Development Corp.(c)	2,605,000	5,291,348
CSBC Corp. Taiwan(a)(c)	8,777,541	5,112,012
CTBC Financial Holding Co. Ltd.(c)	141,883,599	144,939,161
CTCI Corp.	6,176,000	9,690,507
Cub Elecparts Inc.(c)	889,797	2,800,720
CyberPower Systems Inc.(c)	367,000	3,257,788
Da-Li Development Co. Ltd.(c)	2,155,923	4,206,655
Darfon Electronics Corp.(c)	3,178,000	5,287,507
Delta Electronics Inc.	17,070,000	212,807,811
Depo Auto Parts Ind Co. Ltd.	801,000	6,227,059
Dynamic Holding Co. Ltd.(c)	2,083,000	4,284,856
E Ink Holdings Inc.(c)	7,627,000	72,874,202
E.Sun Financial Holding Co. Ltd.(c)	124,026,949	109,339,584
Eclat Textile Co. Ltd.	1,583,683	26,520,574
Egis Technology Inc.(a)(c)	502,791	3,830,235
EirGenix Inc.(a)(c)	1,954,000	5,247,239
Elan Microelectronics Corp.(c)	2,248,100	10,344,601
Elite Material Co. Ltd.(c)	2,452,000	35,791,779
Elite Semiconductor Microelectronics Technology Inc.	2,560,000	6,383,868
eMemory Technology Inc.(c)	564,000	46,563,428
Ennoconn Corp.(c)	884,219	8,224,517
Ennostar Inc.(c)	5,247,185	6,902,647
Episil Technologies Inc.(a)(c)	2,610,036	5,105,135
Episil-Precision Inc.(c)	1,229,077	2,340,587
Eternal Materials Co. Ltd.	8,150,369	8,029,998
Etron Technology Inc.(a)(c)	2,775,792	3,418,430
Eva Airways Corp.(c)	23,510,326	26,008,467
Evergreen International Storage & Transport Corp.	5,199,000	5,088,449
Evergreen Marine Corp. Taiwan Ltd.(c)	9,114,979	53,610,095
Evergreen Steel Corp.(c)	1,412,000	5,475,761
Everlight Electronics Co. Ltd.(c)	3,995,000	9,866,164
Far Eastern Department Stores Ltd.(c)	10,676,167	9,439,172
Far Eastern International Bank	32,027,219	14,181,961
Far Eastern New Century Corp.(c)	24,986,916	28,243,440
Far EasTone Telecommunications Co. Ltd.	14,474,000	40,967,387
Faraday Technology Corp.(c)	2,047,828	19,521,709
Farglory Land Development Co. Ltd.	2,808,782	7,125,653
Feng Hsin Steel Co. Ltd.(c)	4,805,000	12,443,987
Feng TAY Enterprise Co. Ltd.(c)	4,314,833	19,679,641
First Financial Holding Co. Ltd.(c)	95,989,061	81,858,631
Fitipower Integrated Technology Inc.(c)	918,504	7,687,662
FLEXium Interconnect Inc.(c)	2,310,616	6,265,232
FocalTech Systems Co. Ltd.(c)	1,881,000	4,782,221
Formosa Chemicals & Fibre Corp.(c)	29,069,210	39,829,655
Formosa International Hotels Corp.(c)	810,000	5,211,129
Formosa Plastics Corp.(c)	31,219,800	50,369,145

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Formosa Sumco Technology Corp.(c)	773,000	$3,595,336
Formosa Taffeta Co. Ltd.(c)	8,469,000	5,659,018
Fortune Electric Co. Ltd.(c)	1,240,900	25,932,629
Fositek Corp.(c)	405,341	10,171,652
Foxconn Technology Co. Ltd.(c)	6,602,424	14,150,635
Foxsemicon Integrated Technology Inc.(c)	780,000	8,571,171
Fubon Financial Holding Co. Ltd.(c)	67,685,289	194,304,064
Fulgent Sun International Holding Co. Ltd.(c)	1,481,221	5,594,533
Fusheng Precision Co. Ltd.	1,204,000	10,690,775
General Interface Solution Holding Ltd.(a)(c)	2,550,000	4,917,031
Genius Electronic Optical Co. Ltd.(c)	683,287	12,077,808
Getac Holdings Corp.(c)	3,657,000	12,927,519
Giant Manufacturing Co. Ltd.	2,833,575	21,143,798
Gigabyte Technology Co. Ltd.(c)	4,492,000	36,833,527
Global Brands Manufacture Ltd.(c)	2,261,000	4,460,601
Global Mixed Mode Technology Inc.(c)	798,000	5,703,158
Global PMX Co. Ltd.(c)	524,000	2,046,272
Global Unichip Corp.(c)	757,000	26,437,285
Globalwafers Co. Ltd.(c)	2,246,000	34,038,755
Gloria Material Technology Corp.(c)	5,079,000	7,607,755
Gold Circuit Electronics Ltd.(c)	2,830,800	18,721,387
Goldsun Building Materials Co. Ltd.(c)	9,973,425	17,086,282
Gourmet Master Co. Ltd.(c)	1,165,471	3,016,297
Grand Pacific Petrochemical(a)(c)	11,937,292	4,946,881
Grand Process Technology Corp.(c)	183,000	11,251,958
Grape King Bio Ltd.(c)	1,432,000	6,423,787
Great Tree Pharmacy Co. Ltd.(c)	955,777	5,740,235
Great Wall Enterprise Co. Ltd.(c)	5,848,412	9,794,419
Greatek Electronics Inc.(c)	3,546,000	6,661,307
Gudeng Precision Industrial Co. Ltd.(c)	636,797	10,897,057
Hannstar Board Corp.(c)	2,392,000	3,986,058
HannStar Display Corp.(a)(c)	22,123,640	6,345,020
Highwealth Construction Corp.(c)	8,356,030	14,548,403
Hiwin Technologies Corp.(c)	2,421,498	16,380,142
Holtek Semiconductor Inc.(c)	1,984,000	3,099,004
Holy Stone Enterprise Co. Ltd.(c)	1,589,846	4,533,103
Hon Hai Precision Industry Co. Ltd.	109,448,928	631,819,477
Hota Industrial Manufacturing Co. Ltd.(c)	2,662,261	5,615,753
Hotai Finance Co. Ltd.(c)	2,644,620	8,190,694
Hotai Motor Co. Ltd.(c)	2,817,560	57,996,292
Hsin Kuang Steel Co. Ltd.	3,113,000	5,802,802
HTC Corp.(a)(c)	6,298,000	8,777,680
Hu Lane Associate Inc.	828,000	4,103,397
HUA ENG Wire & Cable Co. Ltd.(c)	2,942,829	3,098,238
Hua Nan Financial Holdings Co. Ltd.	78,672,286	62,772,718
Huaku Development Co. Ltd.(c)	2,845,800	13,233,933
Ibase Technology Inc.(c)	1,108,000	2,528,620
IBF Financial Holdings Co. Ltd.(c)	22,203,544	10,944,524
Innodisk Corp.(c)	998,234	9,169,365
Innolux Corp.	66,694,297	32,968,469
International CSRC Investment Holdings Co.(a)(c)	9,292,685	4,765,157
International Games System Co. Ltd.	2,223,000	54,235,980
Inventec Corp.(c)	23,531,000	33,648,351
ITE Technology Inc.(c)	1,774,000	8,059,276
ITEQ Corp.(c)	1,932,604	4,931,542
Jentech Precision Industrial Co. Ltd.(c)	748,670	31,773,655
Jinan Acetate Chemical Co. Ltd.(c)	398,480	11,473,611
Johnson Health Tech Co. Ltd.(c)	1,222,000	4,701,068
JSL Construction & Development Co. Ltd.(c)	849,000	5,291,229
Kaori Heat Treatment Co. Ltd.(c)	666,000	7,767,371
Kenda Rubber Industrial Co. Ltd.	6,363,913	6,257,239
Kenmec Mechanical Engineering Co. Ltd.(c)	1,755,641	5,231,916
Security	Shares	Value
Taiwan (continued)
KGI Financial Holding Co. Ltd.	141,118,649	$71,086,435
Kindom Development Co. Ltd.(c)	4,254,300	7,583,449
King Slide Works Co. Ltd.(c)	509,000	20,213,440
King Yuan Electronics Co. Ltd.(c)	9,681,000	36,769,944
King's Town Bank Co. Ltd.(c)	7,100,000	11,917,780
Kinik Co.(c)	1,099,000	11,644,202
Kinpo Electronics(c)	12,452,000	9,288,055
Kinsus Interconnect Technology Corp.(c)	2,314,000	8,573,390
Kuo Toong International Co. Ltd.(c)	1,974,702	4,125,969
L&K Engineering Co. Ltd.(c)	1,384,543	10,692,805
LandMark Optoelectronics Corp.(c)	775,900	4,270,099
Largan Precision Co. Ltd.(c)	868,000	84,648,413
Lien Hwa Industrial Holdings Corp.(c)	10,362,254	20,401,290
Lite-On Technology Corp.(c)	17,831,238	59,823,330
Longchen Paper & Packaging Co. Ltd.(a)(c)	8,815,863	3,858,674
Lotes Co. Ltd.(c)	729,849	34,989,019
Lotus Pharmaceutical Co. Ltd.(c)	1,088,000	9,771,075
LuxNet Corp.(c)	919,957	3,373,282
M31 Technology Corp.(c)	246,484	7,470,481
Machvision Inc.(c)	326,089	3,674,491
Macronix International Co. Ltd.(c)	14,137,554	12,249,786
Makalot Industrial Co. Ltd.(c)	1,930,510	23,251,058
Marketech International Corp.(c)	1,291,000	6,348,646
Materials Analysis Technology Inc.(c)	402,558	3,604,965
MediaTek Inc.(c)	13,317,572	516,946,132
Medigen Vaccine Biologics Corp.(a)(c)	2,386,607	3,701,174
Mega Financial Holding Co. Ltd.(c)	102,512,575	125,042,820
Mercuries Life Insurance Co. Ltd.(a)	32,805,822	8,194,886
Merida Industry Co. Ltd.(c)	1,703,850	12,857,414
Merry Electronics Co. Ltd.	1,953,751	8,340,976
Microbio Co. Ltd.(a)(c)	4,401,146	5,994,002
Micro-Star International Co. Ltd.(c)	6,301,000	36,206,988
Mitac Holdings Corp.(c)	7,846,053	11,055,757
MPI Corp.(c)	728,000	17,512,067
Nan Kang Rubber Tire Co. Ltd.(a)(c)	4,343,000	7,339,498
Nan Pao Resins Chemical Co. Ltd.(c)	562,000	5,200,063
Nan Ya Plastics Corp.(c)	40,942,440	58,052,862
Nan Ya Printed Circuit Board Corp.(c)	1,640,000	7,560,499
Nantex Industry Co. Ltd.	2,601,000	3,191,666
Nanya Technology Corp.(a)(c)	9,967,000	16,434,755
Nien Made Enterprise Co. Ltd.	1,299,000	19,010,958
North-Star International Co. Ltd., NVS(c)	644,000	1,299,038
Novatek Microelectronics Corp.(c)	4,995,000	84,365,878
Nuvoton Technology Corp.(c)	2,128,000	5,954,503
OBI Pharma Inc.(a)(c)	1,636,339	4,501,339
Oneness Biotech Co. Ltd.(a)(c)	2,728,836	13,877,561
Orient Semiconductor Electronics Ltd.(c)	3,854,000	5,093,136
Oriental Union Chemical Corp.(c)	7,950,000	4,475,823
Pan Jit International Inc.(c)	3,399,200	5,924,906
Pan-International Industrial Corp.(c)	5,133,366	5,633,835
Parade Technologies Ltd.	651,000	16,413,349
Pegatron Corp.(c)	16,795,000	53,931,260
Pegavision Corp.(c)	377,166	5,145,150
PharmaEngine Inc.(c)	930,000	2,547,195
PharmaEssentia Corp.(a)(c)	2,125,000	46,298,150
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phihong Technology Co. Ltd.(a)(c)	3,448,266	4,324,115
Phison Electronics Corp.(c)	1,434,000	23,957,116
Pixart Imaging Inc.	1,446,000	9,388,829
Polaris Group/Tw(a)	2,854,000	5,672,124
Pou Chen Corp.(c)	17,288,000	18,796,232
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Powerchip Semiconductor Manufacturing Corp.(a)(c)	25,153,000	$17,005,916
Powertech Technology Inc.(c)	5,834,000	26,596,030
Poya International Co. Ltd.(c)	509,482	8,008,309
President Chain Store Corp.	4,625,000	40,660,090
President Securities Corp.(c)	8,655,603	7,165,558
Primax Electronics Ltd.(c)	4,277,000	12,017,166
Prince Housing & Development Corp.(c)	11,588,995	4,133,488
Promate Electronic Co. Ltd.(c)	1,703,737	4,907,615
Qisda Corp.(c)	12,632,000	14,189,068
Quanta Computer Inc.(c)	23,749,000	199,514,552
Quanta Storage Inc.(c)	1,841,000	5,742,709
Radiant Opto-Electronics Corp.(c)	3,669,000	22,662,787
Raydium Semiconductor Corp.	595,000	6,623,319
Realtek Semiconductor Corp.(c)	4,230,110	70,846,343
RichWave Technology Corp.(a)(c)	867,226	5,006,075
Ritek Corp.(a)	1	1
Ruentex Development Co. Ltd.(c)	13,671,812	21,040,984
Ruentex Industries Ltd.(c)	5,427,788	13,798,547
Run Long Construction Co. Ltd.(c)	1,433,000	5,867,937
Sanyang Motor Co. Ltd.(c)	4,892,000	11,675,136
Scientech Corp.(c)	493,192	6,674,870
ScinoPharm Taiwan Ltd.(c)	2,966,027	2,386,058
SDI Corp.(c)	1,351,000	5,811,289
Sensortek Technology Corp.(c)	281,000	2,445,234
Sercomm Corp.(c)	2,591,000	9,032,725
Shanghai Commercial & Savings Bank Ltd. (The)(c)	33,550,542	42,251,137
Shihlin Electric & Engineering Corp.(c)	2,068,000	14,320,663
Shin Kong Financial Holding Co. Ltd.(a)(c)	124,069,021	49,968,567
Shin Zu Shing Co. Ltd.(c)	1,415,904	10,027,935
Shinfox Energy Co. Ltd.(c)	841,000	3,559,878
Shinkong Synthetic Fibers Corp.(c)	14,362,000	7,287,319
Shiny Chemical Industrial Co. Ltd.(c)	876,750	4,528,608
ShunSin Technology Holding Ltd.(c)	392,000	3,040,776
Sigurd Microelectronics Corp.(c)	4,953,700	12,113,532
Silergy Corp.	2,862,000	42,273,404
Silicon Integrated Systems Corp.(c)	3,264,750	7,082,354
Simplo Technology Co. Ltd.	1,323,400	15,387,271
Sinbon Electronics Co. Ltd.(c)	1,943,809	18,071,972
Sino-American Silicon Products Inc.(c)	4,379,000	27,295,308
SinoPac Financial Holdings Co. Ltd.	99,565,718	74,845,608
Sinyi Realty Inc.(c)	4,986,704	5,138,458
Sitronix Technology Corp.(c)	1,134,000	8,317,272
Soft-World International Corp.(c)	753,000	3,087,125
Solar Applied Materials Technology Corp.(c)	5,418,710	11,212,350
Sporton International Inc.(c)	906,252	6,375,856
Standard Foods Corp.(c)	4,889,096	5,979,610
Sunny Friend Environmental Technology Co. Ltd.(c)	727,507	2,145,275
Sunonwealth Electric Machine Industry Co. Ltd.(c)	1,889,000	5,698,759
Sunplus Technology Co. Ltd.(a)(c)	5,278,000	5,195,913
Supreme Electronics Co. Ltd.(c)	4,898,009	11,504,093
Synmosa Biopharma Corp.(c)	3,436,288	4,108,693
Synnex Technology International Corp.(c)	11,410,250	25,689,008
Systex Corp.(c)	1,944,000	7,361,408
T3EX Global Holdings Corp.(c)	1,270,000	3,558,093
TA Chen Stainless Pipe(c)	15,038,412	17,161,279
Ta Ya Electric Wire & Cable(c)	6,933,105	11,467,119
Taichung Commercial Bank Co. Ltd.	31,706,878	17,897,371
TaiDoc Technology Corp.(c)	702,000	3,658,036
Security	Shares	Value
Taiwan (continued)
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	4,032,000	$1,827,933
TaiMed Biologics Inc.(a)(c)	1,935,224	5,233,360
Tainan Spinning Co. Ltd.(c)	11,263,894	5,806,908
Taishin Financial Holding Co. Ltd.	104,088,675	60,193,449
Taiwan Business Bank	63,459,279	31,350,554
Taiwan Cogeneration Corp.(c)	6,422,199	8,939,648
Taiwan Cooperative Financial Holding Co. Ltd.	93,872,293	76,040,930
Taiwan Fertilizer Co. Ltd.(c)	5,883,000	11,012,015
Taiwan Glass Industry Corp.(a)(c)	11,217,053	5,797,513
Taiwan High Speed Rail Corp.(c)	15,708,000	14,674,219
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	2,669,674	13,432,933
Taiwan Mask Corp.(c)	2,306,000	4,671,594
Taiwan Mobile Co. Ltd.(c)	15,455,000	54,168,388
Taiwan Paiho Ltd.(c)	2,863,000	5,504,021
Taiwan Secom Co. Ltd.(c)	3,110,185	14,338,354
Taiwan Semiconductor Co. Ltd.(c)	2,305,000	4,748,196
Taiwan Semiconductor Manufacturing Co. Ltd.	216,142,000	6,398,962,299
Taiwan Shin Kong Security Co. Ltd.(c)	6,353,577	8,321,815
Taiwan Surface Mounting Technology Corp.(c)	2,500,000	9,156,055
Taiwan TEA Corp.(a)(c)	7,964,000	5,286,624
Taiwan Union Technology Corp.(c)	2,081,000	11,421,244
Taiwan-Asia Semiconductor Corp.(c)	3,662,000	4,546,198
Tatung Co. Ltd.(a)(c)	13,481,000	19,359,464
TCC Group Holdings Co. Ltd.(c)	56,194,182	57,887,884
TCI Co. Ltd.(c)	993,444	4,479,601
Teco Electric and Machinery Co. Ltd.(c)	10,849,000	16,645,893
Test Research Inc.	1,633,400	8,159,244
Thinking Electronic Industrial Co. Ltd.(c)	880,000	4,738,737
Ton Yi Industrial Corp.(c)	12,546,000	6,510,597
Tong Hsing Electronic Industries Ltd.(c)	1,668,600	7,422,933
Tong Yang Industry Co. Ltd.(c)	3,663,400	10,979,164
Topco Scientific Co. Ltd.	1,452,342	12,849,886
TPK Holding Co. Ltd.(a)(c)	3,483,000	4,934,051
Transcend Information Inc.(c)	3,255,000	10,531,087
Tripod Technology Corp.(c)	3,865,000	25,010,924
TSEC Corp.(c)	4,983,756	3,821,414
TSRC Corp.	6,342,900	4,635,842
TTY Biopharm Co. Ltd.(c)	2,487,124	5,841,184
Tung Ho Steel Enterprise Corp.(c)	4,992,560	12,196,999
TXC Corp.(c)	2,962,000	10,682,717
U-Ming Marine Transport Corp.(c)	4,760,000	8,153,990
Unimicron Technology Corp.(c)	11,900,000	61,066,588
Union Bank of Taiwan(c)	15,118,648	7,300,235
Uni-President Enterprises Corp.	42,266,369	108,909,353
Unitech Printed Circuit Board Corp.(a)(c)	5,468,000	6,586,657
United Integrated Services Co. Ltd.(c)	1,471,400	15,890,050
United Microelectronics Corp.(c)	97,587,000	169,592,842
United Renewable Energy Co. Ltd.(a)(c)	12,676,238	4,777,091
Universal Vision Biotechnology Co. Ltd.(c)	612,007	4,425,259
UPC Technology Corp.(c)	9,523,365	3,560,289
UPI Semiconductor Corp.(a)(c)	464,000	3,736,194
USI Corp.(c)	7,836,300	3,672,139
Vanguard International Semiconductor Corp.(c)	7,622,000	29,336,025
VIA Labs Inc.(c)	314,000	1,738,613
Via Technologies Inc.(c)	1,806,000	7,524,655
Visco Vision Inc.(c)	364,000	2,577,082
VisEra Technologies Co. Ltd.(c)	1,025,000	9,939,215
Visual Photonics Epitaxy Co. Ltd.(c)	1,667,000	7,421,735
Vivotek Inc.(c)	458,000	1,783,801
Voltronic Power Technology Corp.	574,493	35,810,190
Wafer Works Corp.(c)	5,230,839	5,758,242
Waffer Technology Corp.(c)	1,429,000	3,405,224

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Wah Lee Industrial Corp.(c)	2,592,580	$11,015,120
Walsin Lihwa Corp.(c)	25,316,570	27,860,229
Walsin Technology Corp.(c)	2,658,597	9,223,349
Wan Hai Lines Ltd.(c)	5,811,620	15,077,935
Win Semiconductors Corp.(a)(c)	2,669,427	11,443,672
Winbond Electronics Corp.(c)	27,384,946	20,601,129
WinWay Technology Co. Ltd.	228,000	8,411,642
Wisdom Marine Lines Co. Ltd.(c)	4,456,000	9,367,358
Wistron Corp.(c)	23,658,004	75,361,917
Wistron NeWeb Corp.(c)	3,037,565	11,624,673
Wiwynn Corp.	848,000	50,595,357
Wowprime Corp.(c)	766,361	5,344,716
WPG Holdings Ltd.(c)	13,628,200	34,657,643
WT Microelectronics Co. Ltd.(c)	5,576,206	20,631,936
XinTec Inc.(c)	1,496,000	12,443,044
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.(c)	2,772,315	5,463,321
Yageo Corp.	3,547,259	73,017,876
Yang Ming Marine Transport Corp.(c)	15,288,677	30,858,024
Yankey Engineering Co. Ltd.(c)	357,000	3,804,169
YFY Inc.(c)	10,395,000	10,067,623
Yieh Phui Enterprise Co. Ltd.(c)	11,703,558	5,541,405
Yuanta Financial Holding Co. Ltd.	89,246,216	89,075,850
Yulon Finance Corp.(c)	2,264,002	10,181,665
Yulon Motor Co. Ltd.(c)	5,350,276	9,134,926
Yungshin Construction & Development Co. Ltd.(c)	656,628	5,687,800
YungShin Global Holding Corp.	3,639,650	6,552,946
Zhen Ding Technology Holding Ltd.(c)	5,298,950	22,445,653
ZillTek Technology Corp.(c)	188,000	2,009,125
Zyxel Group Corp.(c)	1,912,000	2,277,599
		15,265,529,375
Thailand — 1.6%
Advanced Info Service PCL, NVDR	10,428,900	76,065,491
Airports of Thailand PCL, NVDR(c)	36,586,700	64,514,177
Amata Corp. PCL, NVDR(c)	12,837,830	8,298,511
AP Thailand PCL, NVDR(c)	29,275,390	7,306,470
Asset World Corp. PCL, NVDR	26,873,900	2,626,320
B Grimm Power PCL, NVDR(c)	9,367,900	5,578,734
Bangchak Corp. PCL, NVDR	10,397,600	11,462,402
Bangkok Airways PCL, NVDR	14,985,700	9,877,997
Bangkok Chain Hospital PCL, NVDR(c)	16,316,550	7,424,283
Bangkok Commercial Asset Management PCL, NVDR	17,502,400	3,904,787
Bangkok Dusit Medical Services PCL, NVDR	95,082,300	77,787,359
Bangkok Expressway & Metro PCL, NVDR(c)	68,638,985	15,526,291
Banpu PCL, NVDR	69,118,100	11,117,932
BCPG PCL, NVDR	18,181,625	3,276,936
Betagro PCL, NVS(c)	7,413,300	5,235,340
BTS Group Holdings PCL, NVDR(a)(c)	74,951,200	9,384,854
Bumrungrad Hospital PCL, NVDR	4,939,200	35,667,123
Carabao Group PCL, NVDR	3,512,500	7,124,813
Central Pattana PCL, NVDR	17,431,900	30,571,952
Central Plaza Hotel PCL, NVDR(c)	5,536,100	5,718,820
Central Retail Corp. PCL, NVDR(c)	17,253,317	14,991,923
CH Karnchang PCL, NVDR(c)	14,790,400	8,286,262
Charoen Pokphand Foods PCL, NVDR	31,495,500	22,823,537
Chularat Hospital PCL, NVDR	87,557,900	6,622,787
CK Power PCL, NVDR	30,080,200	3,212,677
Com7 PCL, NVDR(c)	10,420,600	7,542,513
CP ALL PCL, NVDR	50,627,600	90,251,859
CP Axtra PCL, NVDR(c)	14,615,700	13,364,793
Security	Shares	Value
Thailand (continued)
Delta Electronics Thailand PCL, NVDR(c)	27,414,400	$86,257,942
Dohome PCL, NVDR(c)	9,249,104	2,949,428
Dynasty Ceramic PCL, NVDR(c)	79,098,120	4,683,511
Eastern Polymer Group PCL, NVDR	7,364,300	857,301
Electricity Generating PCL, NVDR	2,319,500	7,320,633
Energy Absolute PCL, NVDR(c)	15,064,700	2,927,411
GFPT PCL, NVDR(c)	10,210,600	3,774,645
Gulf Energy Development PCL, NVDR(c)	26,973,744	40,351,578
Gunkul Engineering PCL, NVDR	53,488,041	3,845,170
Hana Microelectronics PCL, NVDR(c)	5,771,500	6,657,359
Home Product Center PCL, NVDR(c)	55,369,075	14,767,301
Intouch Holdings PCL, NVDR	7,871,025	19,168,645
IRPC PCL, NVDR(c)	106,232,800	4,485,902
Jasmine International PCL, NVDR	47,219,758	3,607,396
Jasmine Technology Solution PCL(a)(c)	1,749,523	3,659,598
Jaymart Group Holdings PCL, NVDR(a)(c)	7,210,700	3,307,956
JMT Network Services PCL, NVDR	6,427,500	3,004,071
Kasikornbank PCL, NVDR	4,527,000	19,124,932
KCE Electronics PCL, NVDR	7,166,200	8,062,730
Kiatnakin Phatra Bank PCL, NVDR(c)	4,583,600	6,227,281
Krung Thai Bank PCL, NVDR(c)	28,109,200	15,172,935
Krungthai Card PCL, NVDR(c)	7,914,400	9,739,660
Land & Houses PCL, NVDR(c)	63,114,100	10,513,446
MBK PCL, NVDR(c)	11,882,000	6,068,597
Mega Lifesciences PCL, NVDR(c)	5,019,000	5,608,550
Minor International PCL, NVDR(c)	30,728,460	24,464,543
Muangthai Capital PCL, NVDR(c)	7,481,800	9,630,400
Ngern Tid Lor PCL, NVDR(c)	12,015,304	5,839,168
Osotspa PCL, NVDR(c)	12,979,300	8,583,615
Plan B Media PCL, NVDR(c)	30,119,288	7,289,734
Prima Marine PCL, NVDR(c)	19,646,100	4,788,900
PSG Corp. PCL, NVS(a)	90,427,100	1,364,884
PTG Energy PCL, NVDR	2,536,100	633,098
PTT Exploration & Production PCL, NVDR(c)	11,463,601	47,945,850
PTT Global Chemical PCL, NVDR(c)	18,676,500	13,760,737
PTT Oil & Retail Business PCL, NVDR(c)	23,442,100	10,719,271
PTT PCL, NVDR	87,304,300	86,323,365
Quality Houses PCL, NVDR(c)	110,256,517	5,869,582
Ratch Group PCL, NVDR	8,141,100	7,322,699
Regional Container Lines PCL, NVDR(c)	4,943,500	3,428,219
Sansiri PCL, NVDR(c)	143,389,400	7,250,216
Sappe PCL(c)	1,709,600	3,552,487
SCB X PCL, NVDR	6,505,600	20,558,589
SCG Packaging PCL, NVDR(c)	11,183,500	8,031,180
Siam Cement PCL (The), NVDR	6,267,400	42,558,914
Siamgas & Petrochemicals PCL, NVDR	4,030,700	821,741
Sino-Thai Engineering & Construction PCL, NVDR(c)	13,570,828	3,476,689
SISB PCL(c)	3,542,100	3,143,777
Sri Trang Agro-Industry PCL, NVDR	9,416,160	6,193,679
Sri Trang Gloves Thailand PCL, NVDR	10,838,800	3,392,238
Srisawad Corp. PCL, NVDR(c)	7,621,843	8,532,640
Supalai PCL, NVDR(c)	16,062,500	8,350,955
Thai Oil PCL, NVDR(c)	9,429,300	14,772,014
Thai Union Group PCL, NVDR	25,501,000	11,811,219
Thai Vegetable Oil PCL, NVDR(c)	8,085,910	5,475,520
Thanachart Capital PCL, NVDR	4,765,100	7,100,511
Thonburi Healthcare Group PCL, NVDR(c)	3,692,300	3,272,832
Tisco Financial Group PCL, NVDR(c)	3,912,600	11,043,423
TMBThanachart Bank PCL, NVDR(c)	134,163,200	7,327,451
TPI Polene PCL, NVDR(c)	79,733,500	2,827,011
True Corp. PCL, NVDR(a)	92,978,956	28,315,052
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
TTW PCL, NVDR(c)	27,487,000	$7,471,631
WHA Corp. PCL, NVDR(c)	91,275,100	14,282,602
		1,325,237,357
Turkey — 0.9%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS(a)	2,244,746	1,062,684
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	3,442,528	1,342,037
Akbank TAS	27,644,485	47,301,992
Akcansa Cimento A/S	132,294	613,479
Akfen Yenilenebilir Enerji A/S, NVS(a)	3,308,064	2,118,512
Aksa Akrilik Kimya Sanayii AS	20,275,500	5,303,191
Alarko Holding A/S	2,081,795	5,877,808
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	815,118	1,370,811
Anadolu Anonim Turk Sigorta Sirketi(a)	1,755,706	3,962,602
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,055,441	13,429,839
Aselsan Elektronik Sanayi Ve Ticaret A/S	12,668,155	21,683,907
Baticim Bati Anadolu Cimento Sanayii A/S(a)	734,767	5,024,675
BIM Birlesik Magazalar A/S	4,078,312	64,591,715
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	44,896	958,612
Can2 Termik AS(a)	25,201,299	1,242,609
Cimsa Cimento Sanayi VE Ticaret AS	3,340,264	3,515,551
Coca-Cola Icecek A/S	5,916,592	10,575,266
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	278,760	1,713,922
Dogan Sirketler Grubu Holding AS	16,114,312	7,374,754
Dogus Otomotiv Servis ve Ticaret AS	634,159	4,434,273
EGE Endustri VE Ticaret AS	11,254	3,345,944
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	26,630,041	9,115,259
Enerjisa Enerji AS(b)	4,257,565	7,504,920
Enerya Enerji A/S, NVS	368,309	2,186,808
Eregli Demir ve Celik Fabrikalari TAS	12,045,101	17,089,111
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	592,042	1,549,089
Ford Otomotiv Sanayi AS	648,062	18,335,635
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	1,323,937	1,693,390
Gubre Fabrikalari TAS(a)	711,590	3,544,166
Haci Omer Sabanci Holding AS	8,901,691	22,987,627
Hektas Ticaret TAS(a)	10,309,888	3,529,596
Is Gayrimenkul Yatirim Ortakligi AS(a)	6,478,009	3,023,020
Is Yatirim Menkul Degerler AS	4,806,787	5,131,849
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S, NVS	979,299	1,241,347
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	695,710	366,722
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	9,075,401	6,119,558
KOC Holding AS	6,691,455	36,586,806
Kocaer Celik Sanayi Ve Ticaret A/S	1,580,647	2,082,045
Kontrolmatik Enerji Ve Muhendislik AS, NVS	2,646,549	3,823,173
Konya Cimento Sanayii A/S(a)	6,827	1,318,433
Koza Altin Isletmeleri AS	9,349,199	6,898,300
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	2,496,529	4,575,846
Kustur Kusadasi Tur. End. A/S, NVS	7,687	918,235
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	4,042,223	12,556,991
MIA Teknoloji A/S, NVS(a)	2,324,684	3,309,086
Migros Ticaret AS	926,614	13,190,722
MLP Saglik Hizmetleri AS(a)(b)	1,125,728	10,894,835
Nuh Cimento Sanayi AS	441,266	3,234,927
Otokar Otomotiv Ve Savunma Sanayi AS(c)	245,430	3,369,332
Oyak Cimento Fabrikalari AS(a)	3,314,831	6,674,026
Pegasus Hava Tasimaciligi AS(a)	2,180,250	14,530,005
Security	Shares	Value
Turkey (continued)
Petkim Petrokimya Holding AS(a)	12,694,581	$8,546,466
Reeder Teknoloji Sanayi VE Ticaret AS(a)	2,038,228	2,029,135
Sasa Polyester Sanayi AS(a)	90,953,456	13,133,688
SDT Uzay VE Savunma Teknolojileri A/S, NVS	126,523	929,739
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,651,206	2,098,416
Sok Marketler Ticaret AS	3,590,468	5,587,661
TAB Gida Sanayi Ve Ticaret A/S, NVS	596,477	2,801,019
TAV Havalimanlari Holding AS(a)(c)	2,103,439	15,427,606
Tekfen Holding AS(a)(c)	2,886,345	4,514,384
Tofas Turk Otomobil Fabrikasi AS	1,100,966	7,881,082
Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,207,255	1,697,215
Turk Hava Yollari AO(a)	4,798,037	42,305,566
Turkcell Iletisim Hizmetleri AS	11,005,118	31,772,592
Turkiye Is Bankasi AS, Class C	77,016,518	29,896,089
Turkiye Petrol Rafinerileri AS	8,493,079	42,026,682
Turkiye Sigorta A/S	9,127,892	3,370,183
Turkiye Sinai Kalkinma Bankasi AS(a)	16,304,543	5,521,700
Turkiye Sise ve Cam Fabrikalari AS	11,831,016	15,052,083
Ulker Biskuvi Sanayi AS(a)	2,041,520	8,867,838
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,274,543	2,470,755
Yapi ve Kredi Bankasi A/S	29,879,311	27,376,071
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	311,805	1,649,074
Zorlu Enerji Elektrik Uretim AS(a)	20,371,897	2,720,478
		711,900,564
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	26,696,945	63,674,051
Abu Dhabi Islamic Bank PJSC	13,338,838	45,832,565
Abu Dhabi National Oil Co. for Distribution PJSC	28,776,969	28,621,067
ADNOC Drilling Co. PJSC	28,633,549	34,302,412
Agility Global PLC	28,679,522	9,057,883
Agthia Group PJSC	3,531,546	6,682,616
Air Arabia PJSC	24,993,433	18,389,916
Ajman Bank PJSC(a)	12,250,519	5,970,412
AL Yah Satellite Communications Co-PJSC-Yah Sat	13,125,821	7,182,655
Aldar Properties PJSC	35,703,394	71,375,565
Amanat Holdings PJSC	25,118,180	7,864,712
Americana Restaurants International PLC - Foreign Co.	23,067,780	18,224,196
Aramex PJSC(a)	6,432,992	4,238,627
Dana Gas PJSC(a)	45,287,549	8,384,642
Dubai Financial Market PJSC	16,251,728	5,711,514
Dubai Investments PJSC	22,774,057	12,649,326
Dubai Islamic Bank PJSC	25,706,921	43,211,508
Emaar Properties PJSC	59,303,266	136,320,074
Emirates Central Cooling Systems Corp.	18,299,169	8,569,523
Emirates NBD Bank PJSC	17,092,308	91,677,707
Emirates Telecommunications Group Co. PJSC	30,912,971	152,677,429
First Abu Dhabi Bank PJSC	39,290,143	143,345,880
Gulf Navigation Holding PJSC(a)	4,004,434	6,857,860
Multiply Group PJSC(a)	32,433,474	18,820,140
National Central Cooling Co. PJSC	2,859,608	2,296,811
Phoenix Group PLC(a)	8,896,897	4,026,164
RAK Properties PJSC	8,302,046	2,419,346
Taaleem Holdings PJSC, NVS	3,297,031	3,267,542
		961,652,143
Total Common Stocks — 97.8% (Cost: $65,298,810,394)		78,553,873,179

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 1.2%
Alpargatas SA, Preference Shares, NVS	2,337,603	$3,193,702
Azul SA, Preference Shares, NVS	2,831,951	2,708,366
Banco ABC Brasil SA, Preference Shares, NVS	1,950,682	8,047,154
Banco Bradesco SA, Preference Shares, NVS	45,984,891	127,610,021
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,781,778	6,199,333
Banco Pan SA, Preference Shares, NVS	3,651,014	6,413,300
Bradespar SA, Preference Shares, NVS	2,304,694	7,961,815
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,295,340	18,791,328
Cia Energetica de Minas Gerais, Preference Shares, NVS	16,053,226	33,126,449
Cia Paranaense de Energia - Copel, Preference Shares, NVS	7,459,350	13,804,420
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	2,228,774	3,222,972
Cia. De Sanena Do Parana, Preference Shares, NVS	1,793,854	1,861,984
Gerdau SA, Preference Shares, NVS	11,642,708	37,804,018
Itau Unibanco Holding SA, Preference Shares, NVS	41,720,109	271,671,679
Itausa SA, Preference Shares, NVS	46,424,352	90,279,527
Marcopolo SA, Preference Shares, NVS	8,392,704	10,945,160
Metalurgica Gerdau SA, Preference Shares, NVS	5,979,191	11,128,863
Petroleo Brasileiro SA, Preference Shares, NVS	38,847,935	271,372,741
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,788,562	5,447,541
Unipar Carbocloro SA, Class B, Preference Shares, NVS	600,107	5,034,301
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	5,304,226	5,863,311
		942,487,985
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,721,017	14,988,914
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,270,130	49,486,306
		64,475,220
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	4,082,848	33,963,514
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	58,972,077	6,506
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	203,323	27,698,021
Series 2, Preference Shares, NVS	317,267	44,043,095
LG Chem Ltd., Preference Shares, NVS	72,333	11,768,991
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,216,513	324,247,326
		407,757,433
Total Preferred Stocks — 1.8% (Cost: $1,249,341,611)		1,448,690,658
Security	Shares	Value
Rights
Brazil — 0.0%
Equatorial Energia SA, (Expires 09/30/24, Strike Price BRL 32.5)(a)	614,480	$207,154
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	535,426	1
Saudi Arabia — 0.0%
Savola Group (The), (Expires 09/20/24, Strike Price SAR 10)(a)	2,588,166	10,980,015
Taiwan — 0.0%
AIC Inc., (Expires 10/18/24, Strike Price TWD 330)	190,000	28,053
Merry Electronics Co. Ltd., (Expires 10/28/24, Strike Price TWD 95)	1,953,751	38,249
		66,302
Thailand — 0.0%
BTS Group Holdings Public Co., Ltd., NVDR, (Expires 10/31/24, Strike Price THB 4.5)	16,655,820	5
Total Rights — 0.0% (Cost: $8,275,864)		11,253,477
Total Long-Term Investments — 99.6% (Cost: $66,556,427,869)		80,013,817,314
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(g)(h)(i)	3,025,271,711	3,027,086,874
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(g)(h)	172,060,000	172,060,000
Total Short-Term Securities — 4.0% (Cost: $3,197,141,552)		3,199,146,874
Total Investments — 103.6% (Cost: $69,753,569,421)		83,212,964,188
Liabilities in Excess of Other Assets — (3.6)%		(2,911,127,109)
Net Assets — 100.0%		$80,301,837,079

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,233,190, representing less than 0.05% of its net assets as of period end, and an original cost of $6,056,322.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$3,362,199,335	$—	$(336,010,499)(a)	$95,103	$802,935	$3,027,086,874	3,025,271,711	$68,367,344 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	74,110,000	97,950,000 (a)	—	—	—	172,060,000	172,060,000	17,931,105	—
				$95,103	$802,935	$3,199,146,874		$86,298,449	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5,119	09/20/24	$281,545	$7,328,113
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,328,113	$—	$—	$—	$7,328,113

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,837,984	$—	$—	$—	$5,837,984
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$9,985,350	$—	$—	$—	$9,985,350

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Core MSCI Emerging Markets ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$205,698,551
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,105,706,173	$67,433,222,055	$14,944,951	$78,553,873,179
Preferred Stocks	1,040,926,719	407,757,433	6,506	1,448,690,658
Rights	11,187,169	66,308	—	11,253,477
Short-Term Securities
Money Market Funds	3,199,146,874	—	—	3,199,146,874
	$15,356,966,935	$67,841,045,796	$14,951,457	$83,212,964,188
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,328,113	$—	$—	$7,328,113

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
August 31, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 7.8%
Ambev SA	85,858	$195,909
Atacadao SA(a)	11,388	18,125
B3 SA - Brasil Bolsa Balcao	102,258	230,064
Banco Bradesco SA	26,715	67,025
Banco BTG Pactual SA	21,703	136,935
Banco do Brasil SA	31,512	157,226
BB Seguridade Participacoes SA	13,299	86,671
BRF SA(a)	11,271	52,456
Caixa Seguridade Participacoes S/A	10,764	31,227
CCR SA	19,422	45,661
Centrais Eletricas Brasileiras SA	22,703	168,179
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,215	138,079
Cia. Siderurgica Nacional SA	13,221	27,822
Cosan SA	23,478	55,654
CPFL Energia SA	4,407	26,656
Embraer SA(a)	1,300	10,802
Energisa SA	4,260	35,760
Engie Brasil Energia SA	3,978	31,875
Equatorial Energia SA	19,885	120,666
Hapvida Participacoes e Investimentos SA(a)(b)	91,299	68,685
Hypera SA	7,293	36,931
Inter & Co. Inc., Class A, NVS	4,524	33,251
JBS SA	14,118	87,675
Klabin SA	15,359	58,837
Localiza Rent a Car SA	16,786	123,216
Localiza Rent a Car SA, NVS(a)	188	1,354
Natura & Co. Holding SA	17,355	41,725
NU Holdings Ltd./Cayman Islands, Class A(a)	54,951	822,616
Pagseguro Digital Ltd., Class A(a)	3,588	39,719
Petroleo Brasileiro SA	69,030	525,936
PRIO SA	15,132	125,761
Raia Drogasil SA	23,946	117,097
Rede D'Or Sao Luiz SA(b)	14,812	83,916
Rumo SA	24,453	94,802
Sendas Distribuidora SA(a)	25,038	42,515
StoneCo Ltd., Class A(a)	4,680	62,057
Suzano SA	14,625	142,722
Telefonica Brasil SA	7,566	69,579
TIM SA/Brazil	15,923	50,459
TOTVS SA	10,218	54,336
Ultrapar Participacoes SA	13,533	56,092
Vale SA	62,946	665,429
Vibra Energia SA	18,642	85,074
WEG SA	31,161	299,394
XP Inc., Class A	6,825	125,648
		5,551,618
China — 48.2%
360 Security Technology Inc., Class A	8,931	8,837
AAC Technologies Holdings Inc.	19,500	82,841
ACM Research Shanghai Inc., Class A	312	4,026
Advanced Micro-Fabrication Equipment Inc./China, Class A	867	16,556
AECC Aviation Power Co. Ltd., Class A	3,900	19,505
Agricultural Bank of China Ltd., Class A	101,400	64,581
Agricultural Bank of China Ltd., Class H	507,000	223,322
Aier Eye Hospital Group Co. Ltd., Class A	12,012	16,397
Air China Ltd., Class A(a)	15,600	15,315
Akeso Inc.(a)(b)	12,000	75,324
Alibaba Group Holding Ltd., Class A	282,220	2,925,087
Security	Shares	Value
China (continued)
Alibaba Health Information Technology Ltd.(a)(c)	112,000	$42,825
Aluminum Corp. of China Ltd., Class A	11,700	11,210
Aluminum Corp. of China Ltd., Class H	78,000	48,627
Anhui Conch Cement Co. Ltd., Class A	7,800	22,998
Anhui Conch Cement Co. Ltd., Class H	19,500	42,079
Anhui Gujing Distillery Co. Ltd., Class A	600	14,528
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,900	11,028
ANTA Sports Products Ltd.	24,640	240,392
Autohome Inc., ADR	1,170	29,437
Avary Holding Shenzhen Co. Ltd., Class A	3,900	19,717
AviChina Industry & Technology Co. Ltd., Class H	39,000	16,670
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	7,800	7,341
Baidu Inc., Class A(a)	42,906	452,715
Bank of Beijing Co. Ltd., Class A	23,490	17,385
Bank of Changsha Co. Ltd., Class A	3,900	3,962
Bank of Chengdu Co. Ltd., Class A	3,900	7,654
Bank of China Ltd., Class A	35,100	23,705
Bank of China Ltd., Class H	1,482,000	669,603
Bank of Communications Co. Ltd., Class A	42,900	42,959
Bank of Communications Co. Ltd., Class H	156,200	112,876
Bank of Hangzhou Co. Ltd., Class A	7,899	14,165
Bank of Jiangsu Co. Ltd., Class A	19,560	21,399
Bank of Nanjing Co. Ltd., Class A	11,700	16,373
Bank of Ningbo Co. Ltd., Class A	8,710	24,815
Bank of Shanghai Co. Ltd., Class A	19,590	19,549
Bank of Suzhou Co. Ltd., Class A	3,900	3,854
Baoshan Iron & Steel Co. Ltd., Class A	23,400	19,661
BeiGene Ltd.(a)	13,486	199,585
Beijing Enlight Media Co. Ltd., Class A	3,900	3,904
Beijing Enterprises Holdings Ltd.	8,500	27,474
Beijing Enterprises Water Group Ltd.	78,000	22,787
Beijing Kingsoft Office Software Inc., Class A	578	14,818
Beijing New Building Materials PLC, Class A	3,100	11,287
Beijing Tiantan Biological Products Corp. Ltd., Class A	4,720	15,818
Beijing Yanjing Brewery Co. Ltd., Class A	3,900	5,313
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	54,600	41,776
Bilibili Inc., Class Z(a)(c)	4,045	58,277
BOC Aviation Ltd.(b)	3,900	33,609
BOC International China Co. Ltd., Class A	3,900	4,897
BOE Technology Group Co. Ltd., Class A	42,900	23,350
Bosideng International Holdings Ltd.	78,000	38,311
BYD Co. Ltd., Class A	2,100	73,580
BYD Co. Ltd., Class H	19,500	597,226
BYD Electronic International Co. Ltd.	19,500	71,439
C&D International Investment Group Ltd.	13,000	20,942
Caitong Securities Co. Ltd., Class A	11,920	10,953
Cambricon Technologies Corp. Ltd., Class A(a)	500	18,206
CGN Power Co. Ltd., Class A	23,400	15,776
CGN Power Co. Ltd., Class H(b)	195,000	79,435
Changchun High-Tech Industry Group Co. Ltd., Class A	710	8,242
Changjiang Securities Co. Ltd., Class A	7,800	5,440
Chaozhou Three-Circle Group Co. Ltd., Class A	3,900	17,295
Chifeng Jilong Gold Mining Co. Ltd., Class A	3,900	9,539
China CITIC Bank Corp. Ltd., Class H	156,000	90,012
China Coal Energy Co. Ltd., Class H	39,000	46,496
China Communications Services Corp. Ltd., Class H	78,800	40,136
China Construction Bank Corp., Class A	7,800	8,282
China Construction Bank Corp., Class H	1,794,370	1,259,898
China CSSC Holdings Ltd., Class A	6,900	37,344
China Eastern Airlines Corp. Ltd., Class A(a)	23,521	12,550
China Energy Engineering Corp. Ltd., Class A	35,100	10,529

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Everbright Bank Co. Ltd., Class A	62,400	$26,919
China Everbright Bank Co. Ltd., Class H	39,000	11,681
China Feihe Ltd.(b)	80,000	42,828
China Galaxy Securities Co. Ltd., Class A	7,800	12,229
China Galaxy Securities Co. Ltd., Class H	58,500	30,857
China Gas Holdings Ltd.	46,800	39,505
China Great Wall Securities Co. Ltd., Class A	7,800	7,421
China Greatwall Technology Group Co. Ltd., Class A(a)	1,900	2,150
China Hongqiao Group Ltd.(c)	58,500	79,778
China International Capital Corp. Ltd., Class A	3,900	15,729
China International Capital Corp. Ltd., Class H(b)	31,200	33,365
China Jushi Co. Ltd., Class A	2,373	3,345
China Life Insurance Co. Ltd., Class A	3,993	18,781
China Life Insurance Co. Ltd., Class H	117,000	175,789
China Literature Ltd.(a)(b)	7,800	24,513
China Longyuan Power Group Corp. Ltd., Class H	39,000	30,297
China Mengniu Dairy Co. Ltd.	64,000	107,823
China Merchants Bank Co. Ltd., Class A	21,900	98,981
China Merchants Bank Co. Ltd., Class H	72,456	297,338
China Merchants Energy Shipping Co. Ltd., Class A	7,800	8,264
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	7,800	13,248
China Merchants Port Holdings Co. Ltd.	22,000	32,935
China Merchants Securities Co. Ltd., Class A	10,050	20,719
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	8,981	11,670
China Minsheng Banking Corp. Ltd., Class A	39,000	18,867
China Minsheng Banking Corp. Ltd., Class H	117,000	42,054
China National Building Material Co. Ltd., Class H	78,000	22,404
China National Chemical Engineering Co. Ltd., Class A	8,800	8,496
China National Nuclear Power Co. Ltd., Class A	19,500	30,080
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,900	9,258
China Oilfield Services Ltd., Class H	36,000	33,737
China Overseas Land & Investment Ltd.	78,300	123,093
China Pacific Insurance Group Co. Ltd., Class A	9,700	40,480
China Pacific Insurance Group Co. Ltd., Class H	46,800	121,297
China Petroleum & Chemical Corp., Class A	36,900	35,388
China Petroleum & Chemical Corp., Class H	468,600	316,657
China Power International Development Ltd.	78,000	35,625
China Railway Group Ltd., Class A	23,400	18,986
China Railway Group Ltd., Class H	78,000	36,021
China Renewable Energy Investment Ltd.(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	31,000	95,491
China Resources Gas Group Ltd.	15,600	52,440
China Resources Land Ltd.	61,444	172,189
China Resources Microelectronics Ltd., Class A	1,600	7,824
China Resources Mixc Lifestyle Services Ltd.(b)	15,600	51,332
China Resources Pharmaceutical Group Ltd.(b)	39,000	27,460
China Resources Power Holdings Co. Ltd.	32,200	87,304
China Ruyi Holdings Ltd.(a)(c)	156,000	45,080
China Shenhua Energy Co. Ltd., Class A	9,100	51,980
China Shenhua Energy Co. Ltd., Class H	59,000	253,564
China Southern Airlines Co. Ltd., Class A(a)	15,600	12,517
China State Construction Engineering Corp. Ltd., Class A	46,800	35,538
China State Construction International Holdings Ltd.	40,000	57,040
China Taiping Insurance Holdings Co. Ltd.	23,440	30,310
China Three Gorges Renewables Group Co. Ltd., Class A	35,100	22,606
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	34,337
China Tower Corp. Ltd., Class H(b)	780,000	95,531
China United Network Communications Ltd., Class A	35,200	23,031
Security	Shares	Value
China (continued)
China Vanke Co. Ltd., Class A(a)	11,738	$11,136
China Vanke Co. Ltd., Class H(a)(c)	39,001	20,415
China Yangtze Power Co. Ltd., Class A	27,356	113,380
China Zheshang Bank Co. Ltd., Class A	31,940	11,804
Chongqing Changan Automobile Co. Ltd., Class A	10,752	18,293
Chongqing Rural Commercial Bank Co. Ltd., Class A	11,700	8,236
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,150	6,982
Chow Tai Fook Jewellery Group Ltd.	31,200	26,428
CITIC Ltd.	117,000	116,114
Citic Pacific Special Steel Group Co. Ltd., Class A	3,900	6,330
CITIC Securities Co. Ltd., Class A	11,875	32,255
CITIC Securities Co. Ltd., Class H	39,050	58,722
CMOC Group Ltd., Class A	19,500	20,525
CMOC Group Ltd., Class H	69,000	56,012
CNOOC Energy Technology & Services Ltd., Class A	7,800	4,731
CNPC Capital Co. Ltd., Class A, NVS	11,700	8,580
Contemporary Amperex Technology Co. Ltd., Class A	5,040	130,616
Cosco Shipping Energy Transportation Co. Ltd., Class A	11,700	24,097
Cosco Shipping Holdings Co. Ltd., Class A	11,870	20,952
Cosco Shipping Holdings Co. Ltd., Class H	58,849	80,863
Country Garden Holdings Co. Ltd.(a)(c)(d)	239,000	7,356
CRRC Corp. Ltd., Class A	27,300	27,472
CRRC Corp. Ltd., Class H	78,000	47,247
CSC Financial Co. Ltd., Class A	3,900	10,541
CSPC Innovation Pharmaceutical Co. Ltd., Class A	3,548	12,031
CSPC Pharmaceutical Group Ltd.	160,160	98,333
Daqin Railway Co. Ltd., Class A	19,500	16,808
Datang International Power Generation Co. Ltd., Class A	15,600	5,984
Dongfang Electric Corp. Ltd., Class A	3,900	7,511
Dongxing Securities Co. Ltd., Class A	7,899	9,099
East Money Information Co. Ltd., Class A	19,588	29,779
Eastroc Beverage Group Co. Ltd., Class A	700	22,501
ENN Energy Holdings Ltd.	16,300	104,945
ENN Natural Gas Co. Ltd., Class A	3,900	9,721
Eve Energy Co. Ltd., Class A	3,800	17,921
Everbright Securities Co. Ltd., Class A	5,997	12,407
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	15,600	4,644
Far East Horizon Ltd.	39,000	27,258
Focus Media Information Technology Co. Ltd., Class A	17,539	14,140
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,541	28,816
Fosun International Ltd.	39,000	20,180
Founder Securities Co. Ltd., Class A	11,500	11,278
Foxconn Industrial Internet Co. Ltd., Class A	15,600	45,144
Fuyao Glass Industry Group Co. Ltd., Class A	25	169
Fuyao Glass Industry Group Co. Ltd., Class H(b)	15,600	89,125
Ganfeng Lithium Group Co. Ltd., Class A	3,900	14,997
GCL Technology Holdings Ltd.(a)	390,000	57,758
GD Power Development Co. Ltd., Class A	18,300	13,811
Geely Automobile Holdings Ltd.	117,000	130,938
GEM Co. Ltd., Class A	7,899	6,652
Genscript Biotech Corp.(a)(c)	26,000	39,219
GF Securities Co. Ltd., Class A	7,800	13,011
Giant Biogene Holding Co. Ltd.(b)	7,800	41,176
GigaDevice Semiconductor Inc., Class A(a)	2,400	24,543
GoerTek Inc., Class A	3,900	11,697
Goldwind Science & Technology Co Ltd., Class A	5,353	6,232
Great Wall Motor Co. Ltd., Class A	3,900	12,699
Great Wall Motor Co. Ltd., Class H	39,000	55,734
Gree Electric Appliances Inc. of Zhuhai, Class A	3,900	21,800
Guangdong Investment Ltd.	78,000	44,076
Guanghui Energy Co. Ltd., Class A	11,700	9,836
Guangzhou Automobile Group Co. Ltd., Class H	78,235	24,970
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Guangzhou Baiyun International Airport Co. Ltd., Class A	3,900	$5,011
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,000	6,071
Guolian Securities Co. Ltd., Class A	3,900	5,308
Guosen Securities Co. Ltd., Class A	7,800	9,974
Guotai Junan Securities Co. Ltd., Class A	7,800	16,211
Guoyuan Securities Co. Ltd., Class A	7,820	6,996
H World Group Ltd., ADR	3,705	112,780
Haidilao International Holding Ltd.(b)	32,000	53,250
Haier Smart Home Co. Ltd., Class A	7,879	27,393
Haier Smart Home Co. Ltd., Class A	46,800	143,007
Hainan Airlines Holding Co. Ltd., Class A(a)	46,800	6,990
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	7,800	3,472
Haitian International Holdings Ltd.	12,000	33,526
Haitong Securities Co. Ltd., Class A	11,700	14,213
Haitong Securities Co. Ltd., Class H	46,800	20,793
Hangzhou First Applied Material Co. Ltd., Class A	4,140	8,988
Hansoh Pharmaceutical Group Co. Ltd.(b)	24,000	61,212
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	3,900	8,243
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,900	12,759
Hengan International Group Co. Ltd.	14,000	44,842
Hengli Petrochemical Co. Ltd., Class A	7,800	14,775
Hengyi Petrochemical Co. Ltd., Class A	3,930	3,364
HLA Group Corp. Ltd., Class A	3,900	3,272
Huadian Power International Corp. Ltd., Class A	8,400	6,577
Huadong Medicine Co. Ltd., Class A	2,900	12,028
Huafon Chemical Co. Ltd., Class A	7,800	8,143
Huaibei Mining Holdings Co. Ltd., Class A	3,900	7,955
Hualan Biological Engineering Inc., Class A	5,850	12,414
Huaneng Lancang River Hydropower Inc., Class A	7,800	12,093
Huaneng Power International Inc., Class A	11,700	11,442
Huaneng Power International Inc., Class H	78,000	45,092
Huatai Securities Co. Ltd., Class A	9,700	17,177
Huatai Securities Co. Ltd., Class H(b)	23,400	25,751
Huaxia Bank Co. Ltd., Class A	15,600	13,239
Huayu Automotive Systems Co. Ltd., Class A	3,999	8,303
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	21,821
Hunan Valin Steel Co. Ltd., Class A	11,700	6,559
Hundsun Technologies Inc., Class A	3,100	7,127
Hygon Information Technology Co. Ltd., Class A, NVS	2,729	30,674
IEIT Systems Co. Ltd., Class A	1,983	9,056
Iflytek Co. Ltd., Class A	3,129	15,223
Industrial & Commercial Bank of China Ltd., Class A	81,900	69,033
Industrial & Commercial Bank of China Ltd., Class H	1,248,050	713,783
Industrial Bank Co. Ltd., Class A	23,400	54,407
Industrial Securities Co. Ltd., Class A	11,700	8,526
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	58,500	11,872
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,900	9,496
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	15,600	8,462
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,800	24,870
Inner Mongolia Yitai Coal Co. Ltd., Class B	19,500	36,947
Innovent Biologics Inc.(a)(b)	19,500	105,698
iQIYI Inc., ADR(a)	8,795	18,909
JA Solar Technology Co. Ltd., Class A	4,500	6,272
JCET Group Co. Ltd., Class A	2,400	11,077
JD Health International Inc.(a)(b)	21,450	63,896
JD Logistics Inc.(a)(b)	35,100	42,611
JD.com Inc., Class A	44,870	606,469
Jiangsu Eastern Shenghong Co. Ltd., Class A	7,800	8,562
Jiangsu Expressway Co. Ltd., Class H	38,000	37,475
Security	Shares	Value
China (continued)
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,700	$19,379
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,968	49,427
Jiangsu King's Luck Brewery JSC Ltd., Class A	2,200	12,119
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,900	21,893
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,900	7,117
Jiangxi Copper Co. Ltd., Class A	3,900	11,139
Jiangxi Copper Co. Ltd., Class H	12,000	20,142
Jinduicheng Molybdenum Co. Ltd., Class A	3,900	5,416
Jinko Solar Co. Ltd., Class A	7,800	7,916
Kanzhun Ltd., ADR	5,031	62,686
KE Holdings Inc., ADR	11,895	176,522
Kingdee International Software Group Co. Ltd.(a)	51,000	39,933
Kingsoft Corp. Ltd.	15,800	43,201
Kuaishou Technology(a)(b)	42,900	218,973
Kunlun Energy Co. Ltd.	78,000	77,968
Kweichow Moutai Co. Ltd., Class A	1,400	284,197
LB Group Co. Ltd., Class A	5,100	11,703
Legend Biotech Corp., ADR(a)(c)	1,365	78,556
Lenovo Group Ltd.	156,000	190,485
Lens Technology Co. Ltd., Class A	4,700	11,670
Li Auto Inc., Class A(a)	22,318	217,231
Li Ning Co. Ltd.	51,500	95,592
Lingyi iTech Guangdong Co., Class A	7,800	9,234
Longfor Group Holdings Ltd.(b)	39,000	43,610
LONGi Green Energy Technology Co. Ltd., Class A	9,448	18,396
Luxshare Precision Industry Co. Ltd., Class A	8,302	46,188
Luzhou Laojiao Co. Ltd., Class A	1,600	26,804
Mango Excellent Media Co. Ltd., Class A	3,200	8,728
Maxscend Microelectronics Co. Ltd., Class A	1,400	13,118
Meituan, Class B(a)(b)	93,760	1,418,720
Metallurgical Corp. of China Ltd., Class A	19,500	8,096
Midea Group Co. Ltd., Class A	4,100	37,404
MINISO Group Holding Ltd.	7,820	32,429
MMG Ltd.(a)	84,000	23,878
Montage Technology Co. Ltd., Class A	3,600	26,770
Muyuan Foods Co. Ltd., Class A(a)	8,278	44,958
NARI Technology Co. Ltd., Class A	8,588	29,742
NAURA Technology Group Co. Ltd., Class A	600	26,986
NetEase Inc.	35,175	565,425
New China Life Insurance Co. Ltd., Class A	3,900	18,134
New China Life Insurance Co. Ltd., Class H	11,700	25,324
New Hope Liuhe Co. Ltd., Class A(a)	3,900	4,954
New Oriental Education & Technology Group Inc.(a)	27,330	166,308
Ninestar Corp., Class A(a)	2,500	8,786
Ningbo Tuopu Group Co. Ltd., Class A	3,975	18,876
Ningxia Baofeng Energy Group Co. Ltd., Class A	8,500	18,238
NIO Inc., ADR(a)	25,662	103,674
Nongfu Spring Co. Ltd., Class H(b)	39,000	140,872
Offshore Oil Engineering Co. Ltd., Class A	3,924	3,037
Orient Overseas International Ltd.	2,500	34,603
Orient Securities Co. Ltd., Class A	8,188	9,716
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	19,500	6,390
PDD Holdings Inc., ADR(a)	12,870	1,236,936
People's Insurance Co. Group of China Ltd. (The), Class A	19,500	16,479
People's Insurance Co. Group of China Ltd. (The), Class H	117,000	44,155
PetroChina Co. Ltd., Class A	19,500	24,553
PetroChina Co. Ltd., Class H	400,000	360,767
PICC Property & Casualty Co. Ltd., Class H	136,322	176,550
Ping An Bank Co. Ltd., Class A	19,500	27,901

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Ping An Insurance Group Co. of China Ltd., Class A	11,700	$72,504
Ping An Insurance Group Co. of China Ltd., Class H	124,000	587,046
Piotech Inc., Class A, NVS	312	5,668
Poly Developments and Holdings Group Co. Ltd., Class A	11,700	13,332
Pop Mart International Group Ltd.(b)	7,800	45,674
Postal Savings Bank of China Co. Ltd., Class A	27,300	18,189
Postal Savings Bank of China Co. Ltd., Class H(b)	156,000	83,357
Power Construction Corp. of China Ltd., Class A	19,500	13,182
Qifu Technology Inc.	2,106	55,788
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	7,800	16,086
Rongsheng Petrochemical Co. Ltd., Class A	13,350	16,571
SAIC Motor Corp. Ltd., Class A	7,800	13,820
Sailun Group Co. Ltd., Class A	3,900	7,085
Sanan Optoelectronics Co. Ltd., Class A	7,800	11,495
Sany Heavy Industry Co. Ltd., Class A	11,753	26,675
Satellite Chemical Co. Ltd., Class A	3,900	8,990
SDIC Capital Co. Ltd., Class A	7,800	6,383
SDIC Power Holdings Co. Ltd., Class A	7,800	16,945
Seres Group Co. Ltd., Class A, NVS(a)	2,700	29,159
SF Holding Co. Ltd., Class A	3,900	19,944
Shaanxi Coal Industry Co. Ltd., Class A	11,105	38,554
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,900	3,967
Shandong Gold Mining Co. Ltd., Class A	6,980	26,584
Shandong Gold Mining Co. Ltd., Class H(b)	9,750	18,752
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,040	6,568
Shandong Nanshan Aluminum Co. Ltd., Class A	15,600	8,067
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	46,800	26,589
Shanghai Baosight Software Co. Ltd., Class A	4,720	19,493
Shanghai Baosight Software Co. Ltd., Class B	11,756	17,632
Shanghai Electric Group Co. Ltd., Class A(a)	23,400	11,972
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,300	13,661
Shanghai International Port Group Co. Ltd., Class A	7,800	6,506
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	3,900	10,224
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	11,700	16,141
Shanghai Pudong Development Bank Co. Ltd., Class A	31,200	37,022
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,900	6,346
Shanghai RAAS Blood Products Co. Ltd., Class A	12,100	12,218
Shanghai Rural Commercial Bank Co. Ltd., Class A	11,700	10,873
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	1,215	18,094
Shanjin International Gold Co. Ltd., Class A	3,900	8,822
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,800	8,772
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	3,652	7,360
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,360	33,749
Shenergy Co. Ltd., Class A	3,900	4,310
Shengyi Technology Co. Ltd., Class A	1,100	2,740
Shenwan Hongyuan Group Co. Ltd., Class A	29,394	18,723
Shenzhen Energy Group Co. Ltd., Class A	5,320	4,427
Shenzhen Inovance Technology Co. Ltd., Class A	2,997	18,259
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,600	56,460
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	7,547
Shenzhen Transsion Holdings Co. Ltd., Class A	1,297	14,637
Shenzhou International Group Holdings Ltd.	15,600	127,417
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,500	5,441
Sichuan Chuantou Energy Co. Ltd., Class A	7,805	18,938
Sichuan Road & Bridge Group Co. Ltd., Class A	9,188	7,315
Sino Biopharmaceutical Ltd.	173,000	71,014
Security	Shares	Value
China (continued)
Sinopharm Group Co. Ltd., Class H	31,200	$72,205
Sinotruk Hong Kong Ltd.	19,500	48,764
Smoore International Holdings Ltd.(b)(c)	39,000	44,997
SooChow Securities Co. Ltd., Class A	7,852	6,887
Southwest Securities Co. Ltd., Class A	7,800	4,119
Sungrow Power Supply Co. Ltd., Class A	4,060	43,968
Sunny Optical Technology Group Co. Ltd.	11,800	72,332
Sunwoda Electronic Co. Ltd., Class A	4,000	9,453
TAL Education Group, ADR(a)	7,566	60,831
TBEA Co. Ltd., Class A	6,360	11,321
TCL Technology Group Corp., Class A	17,850	9,831
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,150	2,496
Tencent Holdings Ltd.	121,400	5,887,889
Tencent Music Entertainment Group, Class A, ADR	13,884	144,949
Tian Di Science & Technology Co. Ltd., Class A	3,900	3,081
Tianqi Lithium Corp., Class A	3,600	13,328
Tianshan Aluminum Group Co. Ltd., Class A	3,900	3,728
Tianshui Huatian Technology Co. Ltd., Class A	2,500	2,812
Tingyi Cayman Islands Holding Corp.	38,000	50,895
Tongcheng Travel Holdings Ltd.	15,600	28,922
TongFu Microelectronics Co. Ltd., Class A	2,800	7,893
Tongling Nonferrous Metals Group Co. Ltd., Class A	19,500	8,521
Tongwei Co. Ltd., Class A	5,595	14,963
Topsports International Holdings Ltd.(b)	39,000	14,445
TravelSky Technology Ltd., Class H	18,000	22,259
Trina Solar Co. Ltd., Class A	3,100	7,549
Trip.com Group Ltd.(a)	10,600	499,291
Tsingtao Brewery Co. Ltd., Class H	12,000	69,415
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,100	7,386
Unisplendour Corp. Ltd., Class A	4,180	11,637
Vipshop Holdings Ltd., ADR	6,942	87,053
Wanhua Chemical Group Co. Ltd., Class A	3,300	33,871
Want Want China Holdings Ltd.	78,000	45,113
Weichai Power Co. Ltd., Class A	7,000	12,793
Weichai Power Co. Ltd., Class H	39,100	59,805
Wens Foodstuffs Group Co. Ltd., Class A	9,840	23,653
Western Mining Co. Ltd., Class A	4,056	8,931
Western Securities Co. Ltd., Class A	7,800	7,130
Will Semiconductor Co. Ltd. Shanghai, Class A	1,475	18,809
Wingtech Technology Co. Ltd., Class A	2,300	8,477
Wintime Energy Group Co. Ltd., Class A, NVS(a)	27,300	4,275
Wuhan Guide Infrared Co. Ltd., Class A	8,424	7,101
Wuliangye Yibin Co. Ltd., Class A	4,200	72,758
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	14,614
WuXi AppTec Co. Ltd., Class A	3,928	21,613
WuXi AppTec Co. Ltd., Class H(b)	3,987	17,396
Wuxi Biologics Cayman Inc.(a)(b)	58,500	83,269
XCMG Construction Machinery Co. Ltd., Class A	14,300	12,833
Xiamen C & D Inc., Class A	3,900	4,000
Xiaomi Corp., Class B(a)(b)	280,800	692,289
Xinyi Solar Holdings Ltd.	90,000	34,899
XPeng Inc.(a)	21,826	87,657
Yadea Group Holdings Ltd.(b)	28,000	39,442
Yankuang Energy Group Co. Ltd., Class A	10,260	20,553
Yankuang Energy Group Co. Ltd., Class H	55,900	72,439
Yifeng Pharmacy Chain Co. Ltd., Class A	820	2,331
Yonyou Network Technology Co. Ltd., Class A(a)	4,430	5,438
Youngor Fashion Co. Ltd., Class A	3,900	3,979
YTO Express Group Co. Ltd., Class A	3,900	8,379
Yum China Holdings Inc.	7,176	242,621
Yunnan Aluminium Co. Ltd., Class A	4,075	6,918
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Yunnan Baiyao Group Co. Ltd., Class A	3,908	$29,751
Yunnan Energy New Material Co. Ltd., Class A	1,700	6,433
Yutong Bus Co. Ltd., Class A	3,900	11,722
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	26,428
Zhaojin Mining Industry Co. Ltd., Class H(c)	19,500	31,899
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	11,700	5,386
Zhejiang China Commodities City Group Co. Ltd., Class A	3,900	4,545
Zhejiang Chint Electrics Co. Ltd., Class A	3,900	9,638
Zhejiang Dahua Technology Co. Ltd., Class A	3,900	7,536
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,300	7,679
Zhejiang Juhua Co. Ltd., Class A	3,900	9,018
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	8,800	24,157
Zhejiang Longsheng Group Co. Ltd., Class A	3,900	5,010
Zhejiang NHU Co. Ltd., Class A	3,943	10,739
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	3,900	7,323
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,700	10,217
Zheshang Securities Co. Ltd., Class A	4,900	7,737
Zhongji Innolight Co. Ltd., Class A	1,240	19,102
Zhongjin Gold Corp. Ltd., Class A	7,800	14,809
Zhongsheng Group Holdings Ltd.	19,500	22,195
Zhongtai Securities Co. Ltd., Class A	15,600	12,817
Zhuzhou CRRC Times Electric Co. Ltd.	11,700	40,406
Zijin Mining Group Co. Ltd., Class A	23,400	52,601
Zijin Mining Group Co. Ltd., Class H	107,000	215,237
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	10,900	9,715
ZTE Corp., Class A	3,900	13,631
ZTE Corp., Class H	15,648	31,466
ZTO Express Cayman Inc., Class A	8,190	177,148
		34,309,587
India — 41.1%
ABB India Ltd.	975	92,325
Adani Enterprises Ltd.	2,769	99,662
Adani Green Energy Ltd.(a)	5,850	128,196
Adani Ports & Special Economic Zone Ltd.	9,984	176,477
Adani Power Ltd.(a)	14,274	107,583
Ambuja Cements Ltd.	11,232	82,657
APL Apollo Tubes Ltd.	3,051	53,188
Apollo Hospitals Enterprise Ltd.	1,865	154,141
Ashok Leyland Ltd.	27,300	83,457
Asian Paints Ltd.	7,137	266,459
Astral Ltd.	2,613	59,858
AU Small Finance Bank Ltd.(b)	6,523	53,579
Aurobindo Pharma Ltd.	4,992	93,386
Avenue Supermarts Ltd.(a)(b)	3,003	176,305
Axis Bank Ltd.	42,471	595,635
Bajaj Auto Ltd.	1,233	160,087
Bajaj Finance Ltd.	5,187	445,356
Bajaj Finserv Ltd.	7,180	152,682
Bajaj Holdings & Investment Ltd.	507	60,807
Balkrishna Industries Ltd.	1,390	46,922
Bank of Baroda	20,124	60,036
Berger Paints India Ltd.	—	—
Bharat Electronics Ltd.	68,056	243,196
Bharat Forge Ltd.	4,670	88,326
Bharat Heavy Electricals Ltd.	19,422	67,236
Bharat Petroleum Corp. Ltd.	28,002	119,316
Bharti Airtel Ltd.	47,424	898,758
Bosch Ltd.	117	45,193
Security	Shares	Value
India (continued)
Britannia Industries Ltd.	1,989	$138,946
Canara Bank	32,058	42,684
CG Power & Industrial Solutions Ltd.	11,388	94,500
Cholamandalam Investment and Finance Co. Ltd.	7,839	136,129
Cipla Ltd.	9,723	192,014
Coal India Ltd.	33,813	211,512
Colgate-Palmolive India Ltd.	2,449	106,292
Container Corp. of India Ltd.	4,563	52,499
Cummins India Ltd.	2,535	113,338
Dabur India Ltd.	9,906	75,244
Divi's Laboratories Ltd.	2,213	134,510
Dixon Technologies India Ltd.	624	97,967
DLF Ltd.	13,815	139,269
Dr. Reddy's Laboratories Ltd.	2,184	182,977
Eicher Motors Ltd.	2,535	150,022
GAIL India Ltd.	43,718	124,000
GMR Airports Infrastructure Ltd.(a)	44,382	50,066
Godrej Consumer Products Ltd.	7,722	136,278
Godrej Properties Ltd.(a)	2,340	81,234
Grasim Industries Ltd.	4,878	157,029
Havells India Ltd.	4,719	106,896
HCL Technologies Ltd.	17,550	366,959
HDFC Asset Management Co. Ltd.(b)	1,677	88,411
HDFC Bank Ltd.	78,960	1,544,055
HDFC Life Insurance Co. Ltd.(b)	18,174	160,140
Hero MotoCorp Ltd.	2,241	145,922
Hindalco Industries Ltd.	24,952	209,080
Hindustan Aeronautics Ltd., NVS	3,718	207,660
Hindustan Petroleum Corp. Ltd.	17,511	87,440
Hindustan Unilever Ltd.	15,249	505,191
ICICI Bank Ltd.	96,681	1,417,899
ICICI Lombard General Insurance Co. Ltd.(b)	4,407	112,723
ICICI Prudential Life Insurance Co. Ltd.(b)	6,825	61,299
IDFC First Bank Ltd.(a)	65,918	58,056
Indian Hotels Co. Ltd., Class A	15,779	121,978
Indian Oil Corp. Ltd.	52,182	110,226
Indian Railway Catering & Tourism Corp. Ltd.	4,624	51,456
Indus Towers Ltd.(a)	22,436	122,709
IndusInd Bank Ltd.	5,297	90,029
Info Edge India Ltd.	1,326	121,466
Infosys Ltd.	61,542	1,428,801
InterGlobe Aviation Ltd.(a)(b)	3,280	188,676
ITC Ltd.	55,770	333,644
Jindal Stainless Ltd.	5,850	55,379
Jindal Steel & Power Ltd.	6,591	76,193
Jio Financial Services Ltd., NVS(a)	53,127	203,597
JSW Energy Ltd.	6,474	54,887
JSW Steel Ltd.	11,271	126,437
Jubilant Foodworks Ltd.	6,500	50,423
Kotak Mahindra Bank Ltd.	20,393	433,087
Larsen & Toubro Ltd.	12,480	551,649
LTIMindtree Ltd.(b)	1,352	99,334
Lupin Ltd.	4,251	113,622
Macrotech Developers Ltd.	5,563	83,147
Mahindra & Mahindra Ltd.	17,282	578,900
Mankind Pharma Ltd.(a)	1,833	54,405
Marico Ltd.	9,516	73,405
Maruti Suzuki India Ltd.	2,320	343,538
Max Healthcare Institute Ltd.	14,586	150,044
Mphasis Ltd.	1,996	73,866
MRF Ltd.	39	62,727
Muthoot Finance Ltd.	2,301	53,927

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Nestle India Ltd., NVS	6,240	$186,024
NHPC Ltd., NVS	57,369	65,682
NMDC Ltd.	18,525	49,231
NTPC Ltd.	80,652	399,946
Oil & Natural Gas Corp. Ltd.	58,149	229,641
Oil India Ltd.	8,970	79,269
Oracle Financial Services Software Ltd.	390	51,092
Page Industries Ltd.	117	59,328
PB Fintech Ltd.(a)	5,460	115,176
Persistent Systems Ltd., NVS	1,964	121,173
Petronet LNG Ltd.	14,313	62,742
Phoenix Mills Ltd. (The)	1,833	82,439
PI Industries Ltd.	1,443	77,417
Pidilite Industries Ltd.	2,886	107,576
Polycab India Ltd.	978	79,495
Power Finance Corp. Ltd.	27,417	179,713
Power Grid Corp. of India Ltd.	85,866	345,846
Prestige Estates Projects Ltd.	2,535	54,831
Punjab National Bank	39,663	55,103
Rail Vikas Nigam Ltd.	9,594	69,480
REC Ltd.	24,375	180,123
Reliance Industries Ltd.	56,472	2,031,817
Samvardhana Motherson International Ltd.	49,608	115,671
SBI Cards & Payment Services Ltd.	5,226	45,073
SBI Life Insurance Co. Ltd.(b)	8,424	185,785
Shree Cement Ltd.	167	50,763
Shriram Finance Ltd.	5,226	200,021
Siemens Ltd.	1,638	134,685
Solar Industries India Ltd.	507	64,866
Sona Blw Precision Forgings Ltd.(b)	7,527	61,367
SRF Ltd.	2,418	73,985
State Bank of India	33,143	322,134
Sun Pharmaceutical Industries Ltd.	17,775	386,174
Sundaram Finance Ltd.	1,248	75,088
Supreme Industries Ltd.	1,170	73,757
Suzlon Energy Ltd.(a)	177,134	160,287
Tata Communications Ltd.	1,998	46,738
Tata Consultancy Services Ltd.	16,731	908,945
Tata Consumer Products Ltd.	11,021	157,771
Tata Elxsi Ltd.	663	63,259
Tata Motors Ltd.	32,331	428,552
Tata Motors Ltd., NVS	5,332	70,651
Tata Power Co. Ltd. (The)	26,364	136,607
Tata Steel Ltd.	138,450	252,422
Tech Mahindra Ltd.	9,906	193,628
Thermax Ltd.	780	40,622
Titan Co. Ltd.	6,552	278,578
Torrent Pharmaceuticals Ltd.	1,911	79,423
Torrent Power Ltd.	3,120	64,881
Trent Ltd.	3,354	285,894
Tube Investments of India Ltd.	1,989	95,647
TVS Motor Co. Ltd.	4,407	147,815
UltraTech Cement Ltd.	2,145	289,205
Union Bank of India Ltd.	28,275	40,984
United Spirits Ltd.	5,577	98,034
UPL Ltd.	8,580	61,183
Varun Beverages Ltd.	8,463	151,437
Vedanta Ltd.	25,274	141,021
Vodafone Idea Ltd.(a)	435,396	81,191
Wipro Ltd.	24,414	156,800
Yes Bank Ltd.(a)	269,100	75,900
Zomato Ltd.(a)	122,655	365,995
Security	Shares	Value
India (continued)
Zydus Lifesciences Ltd.	4,641	$62,433
		29,315,032
Russia — 0.0%
Alrosa PJSC(a)(d)	83,790	9
Gazprom PJSC(a)(d)	376,774	42
GMK Norilskiy Nickel PAO(a)(d)	199,500	—
Inter RAO UES PJSC(a)(d)	1,065,900	118
LUKOIL PJSC(a)(d)	12,996	1
Mobile TeleSystems PJSC(a)(d)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(d)	41,040	5
Novatek PJSC(a)(d)	29,170	3
Novolipetsk Steel PJSC(a)(d)	41,610	5
Ozon Holdings PLC, ADR(a)(d)	1,881	—
PhosAgro PJSC(a)(d)	1,464	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	28	—
Polyus PJSC(a)(d)	1,083	—
Rosneft Oil Co. PJSC(a)(d)	37,278	4
Sberbank of Russia PJSC(a)(d)	331,170	37
Severstal PAO(a)(d)	6,669	1
Surgutneftegas PJSC(a)(d)	182,410	20
Tatneft PJSC(a)(d)	41,097	5
TCS Group Holding PLC, GDR(a)(d)(e)	3,884	—
United Co. RUSAL International PJSC(a)(d)	95,760	11
VK Co. Ltd.(a)(d)(e)	4,446	—
VTB Bank PJSC(a)(d)	30,668	—
X5 Retail Group NV, GDR(a)(d)(e)	2,622	—
Yandex NV(a)(d)	9,690	1
		264
Total Common Stocks — 97.1% (Cost: $84,991,820)		69,176,501
Preferred Stocks
Brazil — 2.6%
Banco Bradesco SA, Preference Shares, NVS	98,437	273,167
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,290	35,121
Cia Energetica de Minas Gerais, Preference Shares, NVS	34,505	71,202
Cia Paranaense de Energia - Copel, Preference Shares, NVS	18,720	34,644
Gerdau SA, Preference Shares, NVS	26,210	85,104
Itau Unibanco Holding SA, Preference Shares, NVS	89,661	583,852
Itausa SA, Preference Shares, NVS	100,498	195,434
Petroleo Brasileiro SA, Preference Shares, NVS	83,002	579,811
		1,858,335
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	193,800	21
Total Preferred Stocks — 2.6% (Cost: $1,250,529)		1,858,356
Rights
Brazil — 0.0%
Equatorial Energia SA, (Expires 09/30/24, Strike Price BRL 32.5)(a)	1,250	422
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	2,278	$—
Total Rights — 0.0% (Cost: $—)		422
Total Long-Term Investments — 99.7% (Cost: $86,242,349)		71,035,279
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	408,428	408,673
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(f)(g)	730,000	730,000
Total Short-Term Securities — 1.6% (Cost: $1,138,269)		1,138,673
Total Investments — 101.3% (Cost: $87,380,618)		72,173,952
Liabilities in Excess of Other Assets — (1.3)%		(914,394)
Net Assets — 100.0%		$71,259,558

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,086,148	$—	$(677,381)(a)	$(216)	$122	$408,673	408,428	$10,152 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	400,000 (a)	—	—	—	730,000	730,000	58,201	—
				$(216)	$122	$1,138,673		$68,353	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	1	09/20/24	$22	$176
MSCI Emerging Markets Index	2	09/20/24	110	4,593
				$4,769

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI BIC ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,769	$—	$—	$—	$4,769

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(6,668)	$—	$—	$—	$(6,668)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$6,217	$—	$—	$—	$6,217
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$172,489
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,857,822	$60,311,059	$7,620	$69,176,501
Preferred Stocks	1,858,335	—	21	1,858,356
Rights	422	—	—	422
Short-Term Securities
Money Market Funds	1,138,673	—	—	1,138,673
	$11,855,252	$60,311,059	$7,641	$72,173,952
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,593	$176	$—	$4,769

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 29.9%
360 Security Technology Inc., Class A	28,099	$27,804
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	11,100	21,811
AAC Technologies Holdings Inc.	56,500	240,028
ACM Research Shanghai Inc., Class A	1,568	20,231
Advanced Micro-Fabrication Equipment Inc./China, Class A	2,483	47,413
AECC Aero-Engine Control Co. Ltd., Class A	5,900	15,912
AECC Aviation Power Co. Ltd., Class A	14,200	71,017
Agricultural Bank of China Ltd., Class A	352,800	224,696
Agricultural Bank of China Ltd., Class H	1,826,000	804,312
Aier Eye Hospital Group Co. Ltd., Class A	33,826	46,175
Air China Ltd., Class A(a)	51,900	50,951
Akeso Inc.(a)(b)	35,000	219,696
Alibaba Group Holding Ltd., Class A	1,013,620	10,505,729
Alibaba Health Information Technology Ltd.(a)(c)	336,000	128,476
Aluminum Corp. of China Ltd., Class A	93,200	89,297
Aluminum Corp. of China Ltd., Class H	224,000	139,647
Amlogic Shanghai Co. Ltd., Class A	2,875	22,043
Anhui Conch Cement Co. Ltd., Class A	12,400	36,561
Anhui Conch Cement Co. Ltd., Class H	89,500	193,133
Anhui Gujing Distillery Co. Ltd., Class A	1,600	38,741
Anhui Gujing Distillery Co. Ltd., Class B	5,925	79,546
ANTA Sports Products Ltd.	89,600	874,153
Asymchem Laboratories Tianjin Co. Ltd., Class A	20	179
Autohome Inc., ADR	4,375	110,075
Avary Holding Shenzhen Co. Ltd., Class A	5,600	28,311
AviChina Industry & Technology Co. Ltd., Class H	213,000	91,044
Baidu Inc., Class A(a)	151,242	1,595,802
Bank of Beijing Co. Ltd., Class A	93,400	69,127
Bank of Chengdu Co. Ltd., Class A	17,000	33,364
Bank of China Ltd., Class A	134,400	90,767
Bank of China Ltd., Class H	5,320,000	2,403,702
Bank of Communications Co. Ltd., Class A	173,600	173,837
Bank of Communications Co. Ltd., Class H	560,000	404,678
Bank of Hangzhou Co. Ltd., Class A	28,200	50,571
Bank of Jiangsu Co. Ltd., Class A	84,058	91,961
Bank of Nanjing Co. Ltd., Class A	44,900	62,833
Bank of Ningbo Co. Ltd., Class A	28,000	79,772
Bank of Shanghai Co. Ltd., Class A	62,470	62,338
Baoshan Iron & Steel Co. Ltd., Class A	106,400	89,400
BeiGene Ltd.(a)	44,975	665,606
Beijing Enlight Media Co. Ltd., Class A	12,800	12,813
Beijing Enterprises Holdings Ltd.	28,000	90,502
Beijing Enterprises Water Group Ltd.	336,000	98,158
Beijing Kingsoft Office Software Inc., Class A	1,849	47,401
Beijing New Building Materials PLC, Class A	8,600	31,311
Beijing Tongrentang Co. Ltd., Class A	5,700	28,248
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,760	57,683
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	201,600	154,249
Bilibili Inc., Class Z(a)(c)	15,687	226,004
Bloomage Biotechnology Corp. Ltd., Class A	4,071	28,887
BOC Aviation Ltd.(b)	11,200	96,520
BOE Technology Group Co. Ltd., Class A	152,300	82,894
Bosideng International Holdings Ltd.	246,000	120,826
BYD Co. Ltd., Class A	7,200	252,273
BYD Co. Ltd., Class H	70,500	2,159,201
BYD Electronic International Co. Ltd.	56,000	205,158
Security	Shares	Value
China (continued)
C&D International Investment Group Ltd.	57,000	$91,822
Caitong Securities Co. Ltd., Class A	12,180	11,192
Cambricon Technologies Corp. Ltd., Class A(a)	1,665	60,626
CGN Power Co. Ltd., Class A	56,000	37,755
CGN Power Co. Ltd., Class H(b)	728,000	296,559
Changjiang Securities Co. Ltd., Class A	47,400	33,059
Chaozhou Three-Circle Group Co. Ltd., Class A	11,299	50,106
China CITIC Bank Corp. Ltd., Class H	610,000	351,971
China Coal Energy Co. Ltd., Class H	115,000	137,102
China Communications Services Corp. Ltd., Class H	224,000	114,091
China Construction Bank Corp., Class A	39,300	41,726
China Construction Bank Corp., Class H	6,441,000	4,522,481
China CSSC Holdings Ltd., Class A	16,800	90,924
China Eastern Airlines Corp. Ltd., Class A(a)	96,272	51,368
China Energy Engineering Corp. Ltd., Class A	141,500	42,448
China Everbright Bank Co. Ltd., Class A	214,800	92,665
China Everbright Bank Co. Ltd., Class H	173,000	51,817
China Feihe Ltd.(b)	280,000	149,896
China Galaxy Securities Co. Ltd., Class A	33,600	52,680
China Galaxy Securities Co. Ltd., Class H	190,000	100,219
China Gas Holdings Ltd.	190,400	160,719
China Great Wall Securities Co. Ltd., Class A	39,200	37,295
China Hongqiao Group Ltd.	184,000	250,926
China International Capital Corp. Ltd., Class A	11,300	45,575
China International Capital Corp. Ltd., Class H(b)	89,600	95,818
China Jushi Co. Ltd., Class A	17,600	24,813
China Life Insurance Co. Ltd., Class A	7,200	33,865
China Life Insurance Co. Ltd., Class H	504,000	757,244
China Literature Ltd.(a)(b)	33,600	105,593
China Longyuan Power Group Corp. Ltd., Class H	217,000	168,578
China Mengniu Dairy Co. Ltd.	224,000	377,380
China Merchants Bank Co. Ltd., Class A	84,000	379,653
China Merchants Bank Co. Ltd., Class H	252,331	1,035,491
China Merchants Energy Shipping Co. Ltd., Class A	39,400	41,741
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	22,400	38,046
China Merchants Port Holdings Co. Ltd.	116,000	173,655
China Merchants Securities Co. Ltd., Class A	39,270	80,959
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	37,875	49,217
China Minsheng Banking Corp. Ltd., Class A	179,400	86,789
China Minsheng Banking Corp. Ltd., Class H	405,660	145,808
China National Building Material Co. Ltd., Class H	224,000	64,338
China National Chemical Engineering Co. Ltd., Class A	25,000	24,138
China National Nuclear Power Co. Ltd., Class A	78,400	120,935
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	19,500	46,289
China Oilfield Services Ltd., Class H	112,000	104,959
China Overseas Land & Investment Ltd.	253,000	397,734
China Pacific Insurance Group Co. Ltd., Class A	30,400	126,864
China Pacific Insurance Group Co. Ltd., Class H	168,000	435,424
China Petroleum & Chemical Corp., Class A	128,800	123,524
China Petroleum & Chemical Corp., Class H	1,626,600	1,099,178
China Power International Development Ltd.	280,000	127,886
China Railway Group Ltd., Class A	78,496	63,689
China Railway Group Ltd., Class H	279,000	128,846
China Renewable Energy Investment Ltd.(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	114,000	351,162
China Resources Gas Group Ltd.	67,200	225,894
China Resources Land Ltd.	225,777	632,713
China Resources Microelectronics Ltd., Class A	8,542	41,769
China Resources Mixc Lifestyle Services Ltd.(b)	44,800	147,414

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Pharmaceutical Group Ltd.(b)	113,000	$79,564
China Resources Power Holdings Co. Ltd.	112,000	303,665
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,777	49,292
China Ruyi Holdings Ltd.(a)(c)	372,000	107,499
China Shenhua Energy Co. Ltd., Class A	29,200	166,791
China Shenhua Energy Co. Ltd., Class H	224,000	962,684
China Southern Airlines Co. Ltd., Class A(a)	62,200	49,907
China State Construction Engineering Corp. Ltd., Class A	158,340	120,237
China State Construction International Holdings Ltd.	122,000	173,973
China Taiping Insurance Holdings Co. Ltd.	101,700	131,505
China Three Gorges Renewables Group Co. Ltd., Class A	128,800	82,954
China Tourism Group Duty Free Corp. Ltd., Class A	5,600	48,072
China Tower Corp. Ltd., Class H(b)	3,024,000	370,365
China United Network Communications Ltd., Class A	112,000	73,280
China Vanke Co. Ltd., Class A(a)	53,500	50,758
China Vanke Co. Ltd., Class H(a)(c)	117,600	61,556
China Yangtze Power Co. Ltd., Class A	100,900	418,190
China Zheshang Bank Co. Ltd., Class A	112,010	41,394
Chongqing Brewery Co. Ltd., Class A	3,199	25,046
Chongqing Changan Automobile Co. Ltd., Class A	28,012	47,658
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,650	24,844
Chow Tai Fook Jewellery Group Ltd.	134,400	113,843
CITIC Ltd.	392,000	389,031
CITIC Securities Co. Ltd., Class A	44,890	121,929
CITIC Securities Co. Ltd., Class H	113,225	170,264
CMOC Group Ltd., Class A	61,600	64,839
CMOC Group Ltd., Class H	297,000	241,096
CNOOC Energy Technology & Services Ltd., Class A	33,600	20,382
Contemporary Amperex Technology Co. Ltd., Class A	16,820	435,905
Cosco Shipping Energy Transportation Co. Ltd., Class A	11,200	23,068
Cosco Shipping Energy Transportation Co. Ltd., Class H(c)	116,000	127,487
Cosco Shipping Holdings Co. Ltd., Class A	45,450	80,224
Cosco Shipping Holdings Co. Ltd., Class H	196,950	270,625
Country Garden Holdings Co. Ltd.(a)(d)	99,000	3,047
CRRC Corp. Ltd., Class A	100,800	101,435
CRRC Corp. Ltd., Class H	286,000	173,241
CSC Financial Co. Ltd., Class A	17,300	46,760
CSPC Innovation Pharmaceutical Co. Ltd., Class A	6,800	23,059
CSPC Pharmaceutical Group Ltd.	561,200	344,560
Daqin Railway Co. Ltd., Class A	84,000	72,402
Dong-E-E-Jiao Co. Ltd., Class A	5,900	41,507
Dongfang Electric Corp. Ltd., Class A	16,800	32,354
Dongxing Securities Co. Ltd., Class A	28,000	32,255
East Money Information Co. Ltd., Class A	72,898	110,824
Ecovacs Robotics Co. Ltd., Class A	3,600	20,359
ENN Energy Holdings Ltd.	50,500	325,135
ENN Natural Gas Co. Ltd., Class A	11,200	27,918
Eve Energy Co. Ltd., Class A	5,600	26,410
Everbright Securities Co. Ltd., Class A	16,800	34,757
Far East Horizon Ltd.	121,000	84,569
Flat Glass Group Co. Ltd., Class A	3,000	7,139
Focus Media Information Technology Co. Ltd., Class A	71,800	57,887
Foshan Haitian Flavouring & Food Co. Ltd., Class A	22,448	116,742
Fosun International Ltd.	170,500	88,225
Founder Securities Co. Ltd., Class A	39,200	38,445
Foxconn Industrial Internet Co. Ltd., Class A	56,200	162,635
Fuyao Glass Industry Group Co. Ltd., Class A	11,300	76,340
Security	Shares	Value
China (continued)
Fuyao Glass Industry Group Co. Ltd., Class H(b)	44,800	$255,949
Ganfeng Lithium Group Co. Ltd., Class A	5,620	21,611
GCL Technology Holdings Ltd.(a)(c)	1,456,000	215,629
GD Power Development Co. Ltd., Class A	79,200	59,774
Geely Automobile Holdings Ltd.	398,000	445,413
GEM Co. Ltd., Class A	41,500	34,950
Genscript Biotech Corp.(a)(c)	102,000	153,860
GF Securities Co. Ltd., Class A	27,400	45,707
Giant Biogene Holding Co. Ltd.(b)	22,400	118,249
GigaDevice Semiconductor Inc., Class A(a)	5,000	51,131
Ginlong Technologies Co. Ltd., Class A	2,800	23,487
GoerTek Inc., Class A	16,800	50,385
Goldwind Science & Technology Co Ltd., Class A	22,702	26,431
Gotion High-tech Co. Ltd., Class A	8,400	22,113
Great Wall Motor Co. Ltd., Class A	16,800	54,705
Great Wall Motor Co. Ltd., Class H	144,500	206,501
Gree Electric Appliances Inc. of Zhuhai, Class A	11,200	62,606
Guangdong Haid Group Co. Ltd., Class A	8,400	45,791
Guangdong Investment Ltd.	232,000	131,098
Guanghui Energy Co. Ltd., Class A	36,300	30,518
Guangzhou Automobile Group Co. Ltd., Class A	45,100	46,977
Guangzhou Automobile Group Co. Ltd., Class H	92,800	29,619
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,600	22,713
Guangzhou Haige Communications Group Inc. Co., Class A	28,000	35,729
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,200	22,663
Guosen Securities Co. Ltd., Class A	28,500	36,442
Guotai Junan Securities Co. Ltd., Class A	34,000	70,664
Guoyuan Securities Co. Ltd., Class A	28,240	25,266
H World Group Ltd., ADR	13,552	412,523
Haidilao International Holding Ltd.(b)	112,000	186,376
Haier Smart Home Co. Ltd., Class A	33,600	116,818
Haier Smart Home Co. Ltd., Class A	156,800	479,134
Hainan Airlines Holding Co. Ltd., Class A(a)	140,000	20,910
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	44,300	19,716
Haitian International Holdings Ltd.	58,000	162,045
Haitong Securities Co. Ltd., Class A	61,600	74,831
Haitong Securities Co. Ltd., Class H	156,800	69,665
Hangzhou First Applied Material Co. Ltd., Class A	8,489	18,430
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	10,300	27,512
Hansoh Pharmaceutical Group Co. Ltd.(b)	104,000	265,250
Henan Shuanghui Investment & Development Co. Ltd., Class A	13,456	44,021
Hengan International Group Co. Ltd.	54,000	172,961
Hengli Petrochemical Co. Ltd., Class A	33,700	63,836
Hengyi Petrochemical Co. Ltd., Class A	16,890	14,458
Hisense Home Appliances Group Co. Ltd., Class A	5,600	19,197
Hisense Home Appliances Group Co. Ltd., Class H(c)	23,000	59,301
HLA Group Corp. Ltd., Class A	16,800	14,097
Hoshine Silicon Industry Co. Ltd., Class A	5,600	39,304
Hua Hong Semiconductor Ltd.(b)	53,000	115,458
Huadian Power International Corp. Ltd., Class A	35,600	27,872
Huadong Medicine Co. Ltd., Class A	11,272	46,751
Hualan Biological Engineering Inc., Class A	11,400	24,191
Huaneng Power International Inc., Class A	46,000	44,984
Huaneng Power International Inc., Class H	256,000	147,994
Huatai Securities Co. Ltd., Class A	44,800	79,333
Huatai Securities Co. Ltd., Class H(b)	69,600	76,593
Huaxia Bank Co. Ltd., Class A	61,600	52,276
Huayu Automotive Systems Co. Ltd., Class A	19,700	40,901
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hunan Valin Steel Co. Ltd., Class A	22,500	$12,614
Hundsun Technologies Inc., Class A	2,775	6,380
Hygon Information Technology Co. Ltd., Class A, NVS	11,274	126,720
IEIT Systems Co. Ltd., Class A	8,100	36,991
Iflytek Co. Ltd., Class A	9,100	44,272
Industrial & Commercial Bank of China Ltd., Class A	263,200	221,850
Industrial & Commercial Bank of China Ltd., Class H	4,592,000	2,626,249
Industrial Bank Co. Ltd., Class A	84,200	195,771
Industrial Securities Co. Ltd., Class A	50,840	37,047
Ingenic Semiconductor Co. Ltd., Class A	3,600	23,709
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	196,000	39,777
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	75,300	40,844
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	28,100	89,597
Inner Mongolia Yitai Coal Co. Ltd., Class B	72,800	137,934
Innovent Biologics Inc.(a)(b)	84,000	455,313
iQIYI Inc., ADR(a)	30,633	65,861
JA Solar Technology Co. Ltd., Class A	12,288	17,126
JCET Group Co. Ltd., Class A	3,700	17,076
JCHX Mining Management Co. Ltd., Class A	5,600	32,201
JD Health International Inc.(a)(b)	78,400	233,540
JD Logistics Inc.(a)(b)	117,600	142,766
JD.com Inc., Class A	165,244	2,233,459
Jiangsu Eastern Shenghong Co. Ltd., Class A	39,200	43,031
Jiangsu Expressway Co. Ltd., Class H	122,000	120,313
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,820	27,418
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	25,776	159,892
Jiangsu King's Luck Brewery JSC Ltd., Class A	11,200	61,697
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,603	64,561
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,990	21,309
Jiangsu Zhongtian Technology Co. Ltd., Class A	16,800	30,659
Jiangxi Copper Co. Ltd., Class A	17,000	48,556
Jiangxi Copper Co. Ltd., Class H	72,000	120,850
Jinko Solar Co. Ltd., Class A	44,993	45,661
Jointown Pharmaceutical Group Co. Ltd., Class A	29,028	19,113
Juneyao Airlines Co. Ltd., Class A	16,800	24,734
Kanzhun Ltd., ADR	17,360	216,306
KE Holdings Inc., ADR	43,289	642,409
Kingdee International Software Group Co. Ltd.(a)	207,000	162,079
Kingsoft Corp. Ltd.	67,200	183,740
Kuaishou Technology(a)(b)	154,500	788,611
Kunlun Energy Co. Ltd.	220,000	219,910
Kunlun Tech Co. Ltd., Class A	5,800	22,236
Kweichow Moutai Co. Ltd., Class A	5,218	1,059,243
LB Group Co. Ltd., Class A	16,900	38,781
Legend Biotech Corp., ADR(a)	4,928	283,606
Lenovo Group Ltd.	554,000	676,467
Lens Technology Co. Ltd., Class A	22,500	55,869
Lepu Medical Technology Beijing Co. Ltd., Class A	16,800	23,739
Li Auto Inc., Class A(a)	84,148	819,051
Li Ning Co. Ltd.	140,000	259,862
Longfor Group Holdings Ltd.(b)	112,000	125,240
LONGi Green Energy Technology Co. Ltd., Class A	28,256	55,017
Luxshare Precision Industry Co. Ltd., Class A	33,641	187,161
Luzhou Laojiao Co. Ltd., Class A	5,600	93,813
Mango Excellent Media Co. Ltd., Class A	5,700	15,547
Maxscend Microelectronics Co. Ltd., Class A	2,820	26,424
Meituan, Class B(a)(b)	330,450	5,000,170
Metallurgical Corp. of China Ltd., Class A	50,400	20,925
Midea Group Co. Ltd., Class A	16,800	153,264
MINISO Group Holding Ltd.	22,540	93,473
MMG Ltd.(a)	224,000	63,675
Security	Shares	Value
China (continued)
Montage Technology Co. Ltd., Class A	8,400	$62,463
Muyuan Foods Co. Ltd., Class A(a)	21,211	115,197
Nanjing Iron & Steel Co. Ltd., Class A	39,200	23,391
NARI Technology Co. Ltd., Class A	30,793	106,643
National Silicon Industry Group Co. Ltd., Class A	22,400	46,453
NAURA Technology Group Co. Ltd., Class A	2,200	98,949
NetEase Inc.	128,900	2,072,018
New China Life Insurance Co. Ltd., Class A	11,400	53,006
New China Life Insurance Co. Ltd., Class H	44,000	95,234
New Hope Liuhe Co. Ltd., Class A(a)	22,500	28,578
New Oriental Education & Technology Group Inc.(a)	101,060	614,969
Ninestar Corp., Class A(a)	6,600	23,196
Ningbo Deye Technology Co. Ltd., Class A, NVS	80	1,021
Ningbo Orient Wires & Cables Co. Ltd., Class A	5,600	38,054
Ningbo Sanxing Medical Electric Co. Ltd., Class A	5,600	25,975
Ningbo Tuopu Group Co. Ltd., Class A	8,845	42,001
Ningxia Baofeng Energy Group Co. Ltd., Class A	39,300	84,322
NIO Inc., Class A(a)	90,169	368,230
Nongfu Spring Co. Ltd., Class H(b)(c)	134,400	485,465
OFILM Group Co. Ltd., Class A(a)	11,200	13,161
Oppein Home Group Inc., Class A	3,800	23,716
Orient Overseas International Ltd.	9,000	124,571
Orient Securities Co. Ltd., Class A	33,844	40,161
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	100,800	33,033
PDD Holdings Inc., ADR(a)	46,088	4,429,518
People's Insurance Co. Group of China Ltd. (The), Class A	22,700	19,183
People's Insurance Co. Group of China Ltd. (The), Class H	617,000	232,851
PetroChina Co. Ltd., Class A	95,200	119,871
PetroChina Co. Ltd., Class H	1,380,000	1,244,645
Pharmaron Beijing Co. Ltd., Class A	11,200	31,470
PICC Property & Casualty Co. Ltd., Class H	448,740	581,161
Ping An Bank Co. Ltd., Class A	78,736	112,657
Ping An Insurance Group Co. of China Ltd., Class A	45,000	278,861
Ping An Insurance Group Co. of China Ltd., Class H	448,000	2,120,939
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	11,200	14,678
Poly Developments and Holdings Group Co. Ltd., Class A	48,600	55,381
Pop Mart International Group Ltd.(b)	33,600	196,749
Postal Savings Bank of China Co. Ltd., Class A	112,000	74,623
Postal Savings Bank of China Co. Ltd., Class H(b)	527,000	281,598
Power Construction Corp. of China Ltd., Class A	78,800	53,268
Qifu Technology Inc.	7,728	204,715
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	28,000	57,746
Range Intelligent Computing Technology Group Co. Ltd., Class A	5,600	18,889
Rongsheng Petrochemical Co. Ltd., Class A	44,928	55,768
SAIC Motor Corp. Ltd., Class A	28,022	49,650
Sanan Optoelectronics Co. Ltd., Class A	22,400	33,011
Sany Heavy Industry Co. Ltd., Class A	33,800	76,713
Satellite Chemical Co. Ltd., Class A	16,812	38,754
SDIC Capital Co. Ltd., Class A	44,800	36,663
SDIC Power Holdings Co. Ltd., Class A	33,600	72,995
Seres Group Co. Ltd., Class A, NVS(a)	5,600	60,478
SF Holding Co. Ltd., Class A	17,100	87,446
SG Micro Corp., Class A	10	103
Shaanxi Coal Industry Co. Ltd., Class A	39,373	136,693
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	15,450	15,714
Shandong Gold Mining Co. Ltd., Class A	16,860	64,213

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shandong Gold Mining Co. Ltd., Class H(b)	42,000	$80,778
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,300	36,382
Shandong Linglong Tyre Co. Ltd., Class A	11,205	26,554
Shandong Nanshan Aluminum Co. Ltd., Class A	89,600	46,333
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	180,400	102,493
Shanghai Baosight Software Co. Ltd., Class A	11,248	46,453
Shanghai Baosight Software Co. Ltd., Class B	38,731	58,090
Shanghai Electric Group Co. Ltd., Class A(a)	73,800	37,759
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	11,200	35,581
Shanghai International Airport Co. Ltd., Class A	6,300	29,396
Shanghai International Port Group Co. Ltd., Class A	39,200	32,698
Shanghai M&G Stationery Inc., Class A	5,800	21,894
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	17,100	44,827
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	46,800	64,565
Shanghai Pudong Development Bank Co. Ltd., Class A	123,200	146,189
Shanghai Putailai New Energy Technology Co. Ltd., Class A	10,675	17,370
Shanghai RAAS Blood Products Co. Ltd., Class A	39,200	39,583
Shanghai Rural Commercial Bank Co. Ltd., Class A	33,600	31,224
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	3,696	55,043
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	5,600	13,769
Shanjin International Gold Co. Ltd., Class A	16,800	38,002
Shanxi Coal International Energy Group Co. Ltd., Class A	11,500	18,754
Shanxi Coking Coal Energy Group Co. Ltd., Class A	22,680	25,507
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	16,800	33,856
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,620	139,461
Shennan Circuits Co. Ltd., Class A	2,000	28,546
Shenwan Hongyuan Group Co. Ltd., Class A	100,500	64,014
Shenzhen Energy Group Co. Ltd., Class A	28,420	23,650
Shenzhen Inovance Technology Co. Ltd., Class A	6,050	36,859
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,800	204,669
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,600	52,826
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,700	24,213
Shenzhen Transsion Holdings Co. Ltd., Class A	4,496	50,740
Shenzhou International Group Holdings Ltd.	56,000	457,393
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	10,020	21,806
Sichuan Chuantou Energy Co. Ltd., Class A	22,200	53,866
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,700	28,905
Sichuan Road & Bridge Group Co. Ltd., Class A	30,720	24,457
Sino Biopharmaceutical Ltd.	674,250	276,770
Sinoma International Engineering Co., Class A	5,800	7,670
Sinopharm Group Co. Ltd., Class H	89,600	207,358
Sinotruk Hong Kong Ltd.	56,000	140,040
Smoore International Holdings Ltd.(b)(c)	112,000	129,223
SooChow Securities Co. Ltd., Class A	22,636	19,855
Spring Airlines Co. Ltd., Class A	5,745	40,847
Sungrow Power Supply Co. Ltd., Class A	6,060	65,627
Sunny Optical Technology Group Co. Ltd.	50,400	308,944
Sunwoda Electronic Co. Ltd., Class A	12,400	29,305
SUPCON Technology Co. Ltd., Class A	2,391	13,293
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,600	18,783
Security	Shares	Value
China (continued)
Suzhou Maxwell Technologies Co. Ltd., Class A	80	$922
TAL Education Group, ADR(a)	27,272	219,267
TBEA Co. Ltd., Class A	22,400	39,874
TCL Technology Group Corp., Class A	100,970	55,609
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,475	26,094
Tencent Holdings Ltd.	436,800	21,184,761
Tencent Music Entertainment Group, Class A, ADR	50,991	532,346
Tianqi Lithium Corp., Class A	6,700	24,805
Tingyi Cayman Islands Holding Corp.	112,000	150,006
Tongcheng Travel Holdings Ltd.	90,000	166,858
Tongling Nonferrous Metals Group Co. Ltd., Class A	86,800	37,930
Tongwei Co. Ltd., Class A	17,100	45,733
Topsports International Holdings Ltd.(b)	124,000	45,928
TravelSky Technology Ltd., Class H	74,000	91,508
Trina Solar Co. Ltd., Class A	11,585	28,212
Trip.com Group Ltd.(a)	36,447	1,716,762
Tsingtao Brewery Co. Ltd., Class A	464	3,883
Tsingtao Brewery Co. Ltd., Class H	42,000	242,954
Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,659	37,998
Unisplendour Corp. Ltd., Class A	16,880	46,993
Vipshop Holdings Ltd., ADR	24,640	308,986
Wanhua Chemical Group Co. Ltd., Class A	11,200	114,956
Want Want China Holdings Ltd.	336,000	194,332
Weichai Power Co. Ltd., Class A	22,724	41,531
Weichai Power Co. Ltd., Class H	112,200	171,614
Wens Foodstuffs Group Co. Ltd., Class A	28,360	68,172
Western Securities Co. Ltd., Class A	26,500	24,225
Will Semiconductor Co. Ltd. Shanghai, Class A	5,630	71,794
Wingtech Technology Co. Ltd., Class A	2,700	9,951
Wuhan Guide Infrared Co. Ltd., Class A	27,305	23,017
Wuliangye Yibin Co. Ltd., Class A	17,300	299,695
WUS Printed Circuit Kunshan Co. Ltd., Class A	11,200	51,797
WuXi AppTec Co. Ltd., Class A	11,404	62,748
WuXi AppTec Co. Ltd., Class H(b)	22,596	98,593
Wuxi Biologics Cayman Inc.(a)(b)	224,000	318,841
XCMG Construction Machinery Co. Ltd., Class A	56,400	50,615
Xiamen C & D Inc., Class A	13,500	13,845
Xiaomi Corp., Class B(a)(b)	1,020,400	2,515,710
Xinjiang Daqo New Energy Co. Ltd., Class A	11,256	28,722
Xinyi Solar Holdings Ltd.	266,000	103,146
XPeng Inc.(a)(c)	84,052	337,569
Yadea Group Holdings Ltd.(b)	114,000	160,585
Yankuang Energy Group Co. Ltd., Class A	29,185	58,463
Yankuang Energy Group Co. Ltd., Class H	224,700	291,182
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,000	12,428
Yealink Network Technology Corp. Ltd., Class A	6,180	28,695
Yifeng Pharmacy Chain Co. Ltd., Class A	7,568	21,513
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,300	44,761
Yonyou Network Technology Co. Ltd., Class A(a)	16,818	20,643
YTO Express Group Co. Ltd., Class A	16,800	36,094
Yum China Holdings Inc.	26,040	880,412
Yunnan Aluminium Co. Ltd., Class A	16,800	28,521
Yunnan Baiyao Group Co. Ltd., Class A	5,680	43,242
Yunnan Energy New Material Co. Ltd., Class A	5,600	21,190
Zangge Mining Co. Ltd., Class A	11,200	37,944
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	111,585
Zhaojin Mining Industry Co. Ltd., Class H(c)	112,000	183,216
Zhejiang China Commodities City Group Co. Ltd., Class A	22,400	26,103
Zhejiang Chint Electrics Co. Ltd., Class A	18,000	44,484
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhejiang Dahua Technology Co. Ltd., Class A	22,400	$43,281
Zhejiang Expressway Co. Ltd., Class H	94,320	60,710
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	12,700	30,152
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,320	14,058
Zhejiang Juhua Co. Ltd., Class A	16,800	38,848
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	31,866	87,474
Zhejiang NHU Co. Ltd., Class A	17,260	47,010
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,200	27,362
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	11,200	21,029
Zhejiang Weiming Environment Protection Co. Ltd., Class A	11,500	29,639
Zhejiang Zheneng Electric Power Co. Ltd., Class A	44,800	39,120
Zheshang Securities Co. Ltd., Class A	22,800	36,003
Zhongji Innolight Co. Ltd., Class A	5,600	86,269
Zhongjin Gold Corp. Ltd., Class A	28,000	53,161
Zhongsheng Group Holdings Ltd.	54,000	61,463
Zhongtai Securities Co. Ltd., Class A	45,400	37,300
Zhuzhou CRRC Times Electric Co. Ltd.	39,400	136,068
Zijin Mining Group Co. Ltd., Class A	89,600	201,413
Zijin Mining Group Co. Ltd., Class H	376,000	756,348
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	31,700	28,255
ZTE Corp., Class A	11,200	39,146
ZTE Corp., Class H	52,960	106,495
ZTO Express Cayman Inc., Class A	28,085	607,472
		123,391,925
India — 25.6%
ABB India Ltd.	3,576	338,620
Adani Enterprises Ltd.	9,912	356,755
Adani Green Energy Ltd.(a)	21,225	465,120
Adani Ports & Special Economic Zone Ltd.	35,787	632,572
Adani Power Ltd.(a)	51,197	385,872
Ambuja Cements Ltd.	39,817	293,015
APL Apollo Tubes Ltd.	11,424	199,154
Apollo Hospitals Enterprise Ltd.	6,776	560,030
Ashok Leyland Ltd.	95,984	293,425
Asian Paints Ltd.	25,761	961,784
Astral Ltd.	8,960	205,254
AU Small Finance Bank Ltd.(b)	24,266	199,318
Aurobindo Pharma Ltd.	17,642	330,032
Avenue Supermarts Ltd.(a)(b)	10,864	637,823
Axis Bank Ltd.	152,712	2,141,712
Bajaj Auto Ltd.	4,375	568,031
Bajaj Finance Ltd.	18,583	1,595,537
Bajaj Finserv Ltd.	25,480	541,830
Bajaj Holdings & Investment Ltd.	1,848	221,639
Balkrishna Industries Ltd.	5,339	180,228
Bank of Baroda	69,882	208,479
Bharat Electronics Ltd.	245,560	877,500
Bharat Forge Ltd.	17,261	326,464
Bharat Heavy Electricals Ltd.	66,674	230,815
Bharat Petroleum Corp. Ltd.	100,092	426,490
Bharti Airtel Ltd.	170,072	3,223,128
Bosch Ltd.	504	194,679
Britannia Industries Ltd.	7,168	500,737
Canara Bank	119,672	159,338
CG Power & Industrial Solutions Ltd.	41,552	344,808
Cholamandalam Investment and Finance Co. Ltd.	28,420	493,531
Cipla Ltd.	34,608	683,453
Coal India Ltd.	122,752	767,857
Colgate-Palmolive India Ltd.	8,736	379,163
Container Corp. of India Ltd.	16,072	184,914
Security	Shares	Value
India (continued)
Cummins India Ltd.	9,520	$425,631
Dabur India Ltd.	36,608	278,069
Divi's Laboratories Ltd.	8,008	486,740
Dixon Technologies India Ltd.	2,184	342,886
DLF Ltd.	50,036	504,414
Dr. Reddy's Laboratories Ltd.	7,672	642,764
Eicher Motors Ltd.	9,144	541,143
GAIL India Ltd.	158,396	449,269
GMR Airports Infrastructure Ltd.(a)	155,505	175,421
Godrej Consumer Products Ltd.	27,521	485,692
Godrej Properties Ltd.(a)	8,721	302,752
Grasim Industries Ltd.	17,920	576,867
Havells India Ltd.	16,319	369,662
HCL Technologies Ltd.	63,112	1,319,630
HDFC Asset Management Co. Ltd.(b)	5,824	307,039
HDFC Bank Ltd.	282,856	5,531,220
HDFC Life Insurance Co. Ltd.(b)	64,344	566,966
Hero MotoCorp Ltd.	8,103	527,625
Hindalco Industries Ltd.	89,761	752,135
Hindustan Aeronautics Ltd., NVS	13,384	747,533
Hindustan Petroleum Corp. Ltd.	62,664	312,907
Hindustan Unilever Ltd.	54,825	1,816,324
ICICI Bank Ltd.	347,256	5,092,769
ICICI Lombard General Insurance Co. Ltd.(b)	15,400	393,903
ICICI Prudential Life Insurance Co. Ltd.(b)	23,744	213,257
IDFC First Bank Ltd.(a)	241,174	212,408
Indian Hotels Co. Ltd., Class A	54,600	422,080
Indian Oil Corp. Ltd.	190,874	403,189
Indian Railway Catering & Tourism Corp. Ltd.	15,512	172,619
Indus Towers Ltd.(a)	78,587	429,817
IndusInd Bank Ltd.	19,489	331,240
Info Edge India Ltd.	4,730	433,282
Infosys Ltd.	221,144	5,134,230
InterGlobe Aviation Ltd.(a)(b)	11,537	663,645
ITC Ltd.	200,163	1,197,476
Jindal Stainless Ltd.	21,000	198,796
Jindal Steel & Power Ltd.	23,936	276,703
Jio Financial Services Ltd., NVS(a)	192,565	737,962
JSW Energy Ltd.	22,344	189,432
JSW Steel Ltd.	41,444	464,916
Jubilant Foodworks Ltd.	23,915	185,517
Kotak Mahindra Bank Ltd.	72,744	1,544,869
Larsen & Toubro Ltd.	44,856	1,982,752
LTIMindtree Ltd.(b)	4,984	366,185
Lupin Ltd.	15,186	405,895
Macrotech Developers Ltd.	19,264	287,928
Mahindra & Mahindra Ltd.	62,384	2,089,695
Mankind Pharma Ltd.(a)	6,720	199,454
Marico Ltd.	33,488	258,322
Maruti Suzuki India Ltd.	8,400	1,243,846
Max Healthcare Institute Ltd.	53,033	545,542
Mphasis Ltd.	6,988	258,606
MRF Ltd.	162	260,557
Muthoot Finance Ltd.	8,232	192,926
Nestle India Ltd., NVS	22,388	667,421
NHPC Ltd., NVS	199,528	228,441
NMDC Ltd.	65,338	173,640
NTPC Ltd.	290,192	1,439,037
Oil & Natural Gas Corp. Ltd.	208,768	824,462
Oil India Ltd.	32,368	286,040
Oracle Financial Services Software Ltd.	1,456	190,742
Page Industries Ltd.	377	191,170

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
PB Fintech Ltd.(a)	19,880	$419,357
Persistent Systems Ltd., NVS	7,112	438,791
Petronet LNG Ltd.	52,864	231,731
Phoenix Mills Ltd. (The)	6,440	289,638
PI Industries Ltd.	5,151	276,351
Pidilite Industries Ltd.	10,360	386,171
Polycab India Ltd.	3,418	277,825
Power Finance Corp. Ltd.	99,849	654,492
Power Grid Corp. of India Ltd.	310,240	1,249,566
Prestige Estates Projects Ltd.	9,296	201,068
Punjab National Bank	145,956	202,772
Rail Vikas Nigam Ltd.	34,608	250,633
REC Ltd.	88,256	652,180
Reliance Industries Ltd.	202,552	7,287,657
Samvardhana Motherson International Ltd.	176,904	412,486
SBI Cards & Payment Services Ltd.	19,250	166,028
SBI Life Insurance Co. Ltd.(b)	30,064	663,040
Shree Cement Ltd.	623	189,375
Shriram Finance Ltd.	18,892	723,077
Siemens Ltd.	5,880	483,483
Solar Industries India Ltd.	1,848	236,436
Sona Blw Precision Forgings Ltd.(b)	28,061	228,780
SRF Ltd.	8,960	274,155
State Bank of India	119,056	1,157,167
Sun Pharmaceutical Industries Ltd.	63,722	1,384,404
Sundaram Finance Ltd.	4,256	256,069
Supreme Industries Ltd.	4,256	268,299
Suzlon Energy Ltd.(a)	636,552	576,010
Tata Communications Ltd.	7,392	172,916
Tata Consultancy Services Ltd.	60,200	3,270,485
Tata Consumer Products Ltd.	40,044	573,250
Tata Elxsi Ltd.	2,300	219,451
Tata Motors Ltd.	110,734	1,467,794
Tata Motors Ltd., NVS	22,058	292,289
Tata Power Co. Ltd. (The)	96,455	499,787
Tata Steel Ltd.	496,441	905,110
Tech Mahindra Ltd.	35,392	691,789
Thermax Ltd.	2,576	134,156
Titan Co. Ltd.	23,632	1,004,785
Torrent Pharmaceuticals Ltd.	6,389	265,533
Torrent Power Ltd.	10,808	224,755
Trent Ltd.	12,168	1,037,196
Tube Investments of India Ltd.	7,169	344,742
TVS Motor Co. Ltd.	15,962	535,382
UltraTech Cement Ltd.	7,728	1,041,947
Union Bank of India Ltd.	98,793	143,198
United Spirits Ltd.	19,267	338,680
UPL Ltd.	30,631	218,425
Varun Beverages Ltd.	30,352	543,119
Vedanta Ltd.	90,275	503,708
Vodafone Idea Ltd.(a)	1,577,128	294,097
Wipro Ltd.	87,418	561,446
Yes Bank Ltd.(a)	969,246	273,377
Zomato Ltd.(a)	439,041	1,310,073
Zydus Lifesciences Ltd.	16,688	224,494
		105,291,592
Indonesia — 2.2%
Adaro Energy Indonesia Tbk PT	924,000	212,783
Amman Mineral Internasional PT(a)	436,800	301,582
Astra International Tbk PT	1,338,400	441,399
Bank Central Asia Tbk PT	3,718,400	2,484,146
Bank Mandiri Persero Tbk PT	2,503,200	1,156,719
Security	Shares	Value
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	1,023,000	$353,983
Bank Rakyat Indonesia Persero Tbk PT	4,541,677	1,512,178
Barito Pacific Tbk PT	1,934,720	143,103
Chandra Asri Pacific Tbk PT	520,800	336,136
Charoen Pokphand Indonesia Tbk PT	492,800	154,966
GoTo Gojek Tokopedia Tbk PT(a)	58,441,600	196,716
Indah Kiat Pulp & Paper Tbk PT	169,600	88,924
Indofood CBP Sukses Makmur Tbk PT	168,100	124,811
Indofood Sukses Makmur Tbk PT	296,500	131,415
Kalbe Farma Tbk PT	1,335,400	142,569
Merdeka Copper Gold Tbk PT(a)	638,466	97,096
Sumber Alfaria Trijaya Tbk PT	1,198,400	224,870
Telkom Indonesia Persero Tbk PT	3,249,600	640,847
Unilever Indonesia Tbk PT	506,000	74,247
United Tractors Tbk PT	95,200	166,741
		8,985,231
Malaysia — 2.0%
AMMB Holdings Bhd	161,500	194,456
Axiata Group Bhd	199,700	117,691
CELCOMDIGI Bhd	213,100	190,920
CIMB Group Holdings Bhd	459,200	873,140
Gamuda Bhd	133,300	231,321
Genting Bhd	137,200	137,087
Genting Malaysia Bhd	222,600	129,897
Hong Leong Bank Bhd	46,000	226,066
IHH Healthcare Bhd	133,900	194,229
Inari Amertron Bhd	117,800	85,993
IOI Corp. Bhd	162,600	151,335
Kuala Lumpur Kepong Bhd(c)	33,600	169,038
Malayan Banking Bhd	364,000	908,097
Malaysia Airports Holdings Bhd	56,056	136,168
Maxis Bhd	174,200	155,643
MISC Bhd	76,500	148,487
MR DIY Group M Bhd(b)	201,600	95,968
Nestle Malaysia Bhd	5,700	139,969
Petronas Chemicals Group Bhd	182,800	245,748
Petronas Dagangan Bhd	16,800	81,930
Petronas Gas Bhd	55,100	233,020
PPB Group Bhd	44,880	151,537
Press Metal Aluminium Holdings Bhd	269,400	310,293
Public Bank Bhd	953,450	1,063,360
QL Resources Bhd	79,250	119,205
RHB Bank Bhd	100,962	143,274
SD Guthrie Bhd	148,300	157,116
Sime Darby Bhd	177,300	101,852
Sunway Bhd	151,200	143,417
Telekom Malaysia Bhd	84,300	131,857
Tenaga Nasional Bhd	173,600	588,422
YTL Corp. Bhd	224,000	150,902
YTL Power International Bhd	168,000	151,443
		8,058,881
Philippines — 0.7%
Ayala Corp.	16,590	179,018
Ayala Land Inc.	423,660	266,232
Bank of the Philippine Islands	125,544	279,444
BDO Unibank Inc.	162,634	442,900
International Container Terminal Services Inc.	68,300	481,932
JG Summit Holdings Inc.	171,375	71,724
Jollibee Foods Corp.	31,510	145,951
Manila Electric Co.	17,120	129,642
Metropolitan Bank & Trust Co.	129,922	170,380
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
PLDT Inc.	5,315	$141,986
SM Investments Corp.	15,124	238,781
SM Prime Holdings Inc.	672,150	370,651
Universal Robina Corp.	56,590	91,820
		3,010,461
South Korea — 13.7%
Alteogen Inc.(a)	2,632	628,140
Amorepacific Corp.	1,853	172,148
Celltrion Inc.	10,164	1,546,245
Celltrion Pharm Inc.(a)	1,249	64,663
CJ CheilJedang Corp.	546	131,813
CosmoAM&T Co. Ltd.(a)	1,567	126,424
Coway Co. Ltd.	4,004	201,586
DB Insurance Co. Ltd.	3,024	263,228
Doosan Bobcat Inc.	3,661	109,259
Doosan Enerbility Co. Ltd.(a)	30,398	412,617
Ecopro BM Co. Ltd.(a)	3,298	416,393
Ecopro Co. Ltd.(a)	6,720	431,599
Ecopro Materials Co. Ltd.(a)	1,120	76,573
Enchem Co. Ltd.(a)	876	126,110
GS Holdings Corp.	3,183	107,628
Hana Financial Group Inc.	19,657	912,571
Hanjin Kal Corp.	1,792	91,830
Hankook Tire & Technology Co. Ltd.	5,082	165,428
Hanmi Pharm Co. Ltd.	458	108,286
Hanmi Semiconductor Co. Ltd.	2,912	251,639
Hanwha Aerospace Co. Ltd.	2,356	512,678
Hanwha Ocean Co. Ltd.(a)	5,992	155,108
Hanwha Solutions Corp.	7,136	138,887
HD Hyundai Co. Ltd.	2,912	176,521
HD Hyundai Electric Co. Ltd.	1,508	345,230
HD Hyundai Heavy Industries Co. Ltd.(a)	1,514	219,867
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	2,857	409,951
HLB Inc.(a)	7,980	535,538
HMM Co. Ltd.	17,192	219,166
HYBE Co. Ltd.	1,456	201,570
Hyundai Engineering & Construction Co. Ltd.	5,217	125,216
Hyundai Glovis Co. Ltd.	2,462	206,969
Hyundai Mobis Co. Ltd.	3,976	648,767
Hyundai Motor Co.	9,016	1,729,451
Hyundai Steel Co.	5,694	108,497
Industrial Bank of Korea	18,480	191,195
Kakao Corp.	20,694	578,554
KakaoBank Corp.	11,034	183,232
KB Financial Group Inc.	25,536	1,646,688
Kia Corp.	16,479	1,309,237
Korea Aerospace Industries Ltd.	5,097	207,409
Korea Electric Power Corp.(a)	17,361	282,158
Korea Investment Holdings Co. Ltd.	3,114	169,977
Korea Zinc Co. Ltd.	560	224,256
Korean Air Lines Co. Ltd.	12,346	203,883
Krafton Inc.(a)	1,943	475,509
KT Corp.	1,904	55,177
KT&G Corp.	6,792	551,233
Kum Yang Co. Ltd.(a)	2,571	89,570
Kumho Petrochemical Co. Ltd.	1,171	120,087
L&F Co. Ltd.(a)	1,604	113,186
LG Chem Ltd.	3,362	811,081
LG Corp.	6,415	380,911
LG Display Co. Ltd.(a)	20,888	176,520
LG Electronics Inc.	7,021	523,495
Security	Shares	Value
South Korea (continued)
LG Energy Solution Ltd.(a)	3,122	$909,367
LG H&H Co. Ltd.	611	162,226
LG Innotek Co. Ltd.	952	198,574
LG Uplus Corp.	9,352	68,265
Lotte Chemical Corp.	1,334	82,805
LS Electric Co. Ltd.	1,008	126,487
Meritz Financial Group Inc.	6,328	431,990
Mirae Asset Securities Co. Ltd.	16,074	100,783
NAVER Corp.	8,624	1,094,043
NCSoft Corp.	915	128,714
Netmarble Corp.(a)(b)	1,656	75,570
NH Investment & Securities Co. Ltd.	8,680	88,733
Orion Corp./Republic of Korea	1,624	111,856
Posco DX Co. Ltd.	3,640	72,844
POSCO Future M Co. Ltd.	2,084	336,518
POSCO Holdings Inc.	4,816	1,229,967
Posco International Corp.	3,589	152,012
Samsung Biologics Co. Ltd.(a)(b)	1,182	866,784
Samsung C&T Corp.	5,824	644,505
Samsung E&A Co. Ltd.(a)	10,281	195,754
Samsung Electro-Mechanics Co. Ltd.	3,699	396,147
Samsung Electronics Co. Ltd.	318,136	17,668,736
Samsung Fire & Marine Insurance Co. Ltd.	2,059	534,869
Samsung Heavy Industries Co. Ltd.(a)	44,832	353,425
Samsung Life Insurance Co. Ltd.	5,212	380,698
Samsung SDI Co. Ltd.	3,693	982,877
Samsung SDS Co. Ltd.	2,744	309,775
Shinhan Financial Group Co. Ltd.	28,896	1,223,145
SK Biopharmaceuticals Co. Ltd.(a)	2,181	188,072
SK Bioscience Co. Ltd.(a)	1,591	66,238
SK Hynix Inc.	36,400	4,769,919
SK IE Technology Co. Ltd.(a)(b)	26	642
SK Inc.	2,410	258,820
SK Innovation Co. Ltd.(a)	4,189	346,362
SK Square Co. Ltd.(a)	6,541	384,984
SK Telecom Co. Ltd.	3,136	129,408
SKC Co. Ltd.(a)	1,236	119,870
S-Oil Corp.	2,941	137,618
Woori Financial Group Inc.	41,213	493,508
Yuhan Corp.	3,806	402,251
		56,596,115
Taiwan — 23.3%
Accton Technology Corp.	37,000	589,146
Acer Inc.	171,062	234,605
Advantech Co. Ltd.	31,158	340,803
Airtac International Group	9,161	247,793
Alchip Technologies Ltd.	5,000	416,207
ASE Technology Holding Co. Ltd.	224,484	1,077,226
Asia Cement Corp.	168,229	237,047
Asia Vital Components Co. Ltd.	22,000	416,405
Asustek Computer Inc.	47,000	788,288
AUO Corp.	407,200	209,380
Catcher Technology Co. Ltd.	47,000	347,147
Cathay Financial Holding Co. Ltd.	640,888	1,274,083
Chailease Holding Co. Ltd.	114,764	522,693
Chang Hwa Commercial Bank Ltd.	336,526	185,774
Cheng Shin Rubber Industry Co. Ltd.	107,776	167,468
China Airlines Ltd.	168,000	108,270
China Steel Corp.	784,867	546,255
Chunghwa Telecom Co. Ltd.	261,000	1,011,784
Compal Electronics Inc.	280,000	291,307
CTBC Financial Holding Co. Ltd.	1,064,265	1,087,185

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Delta Electronics Inc.	125,000	$1,558,347
E Ink Holdings Inc.	56,000	535,067
E.Sun Financial Holding Co. Ltd.	952,002	839,265
Eclat Textile Co. Ltd.	12,604	211,068
eMemory Technology Inc.	4,000	330,237
Eva Airways Corp.	168,000	185,851
Evergreen Marine Corp. Taiwan Ltd.	56,746	333,754
Far Eastern New Century Corp.	168,460	190,415
Far EasTone Telecommunications Co. Ltd.	122,000	345,310
Feng TAY Enterprise Co. Ltd.	33,391	152,294
First Financial Holding Co. Ltd.	726,306	619,387
Formosa Chemicals & Fibre Corp.	216,950	297,258
Formosa Plastics Corp.	257,400	415,282
Fortune Electric Co. Ltd.	8,800	183,904
Fubon Financial Holding Co. Ltd.	507,435	1,456,693
Gigabyte Technology Co. Ltd.	40,000	327,992
Global Unichip Corp.	6,000	209,543
Globalwafers Co. Ltd.	19,000	287,950
Hon Hai Precision Industry Co. Ltd.	840,845	4,853,974
Hotai Motor Co. Ltd.	21,600	444,612
Hua Nan Financial Holdings Co. Ltd.	591,893	472,272
Innolux Corp.	504,592	249,431
Inventec Corp.	168,980	241,634
KGI Financial Holding Co. Ltd.	1,064,400	536,176
Largan Precision Co. Ltd.	7,000	682,648
Lite-On Technology Corp.	148,032	496,643
MediaTek Inc.	102,176	3,966,150
Mega Financial Holding Co. Ltd.	771,110	940,585
Micro-Star International Co. Ltd.	56,000	321,789
Nan Ya Plastics Corp.	336,090	476,547
Nanya Technology Corp.(a)	58,000	95,637
Nien Made Enterprise Co. Ltd.	12,000	175,621
Novatek Microelectronics Corp.	39,000	658,713
Pegatron Corp.	136,000	436,716
PharmaEssentia Corp.(a)	16,000	348,598
Pou Chen Corp.	113,000	122,858
President Chain Store Corp.	44,000	386,820
Quanta Computer Inc.	180,000	1,512,174
Realtek Semiconductor Corp.	35,140	588,529
Ruentex Development Co. Ltd.	112,242	172,741
Shanghai Commercial & Savings Bank Ltd. (The)	248,981	313,549
Shin Kong Financial Holding Co. Ltd.(a)	952,689	383,694
Silergy Corp.	22,000	324,953
SinoPac Financial Holdings Co. Ltd.	728,277	547,461
Synnex Technology International Corp.	56,050	126,191
Taishin Financial Holding Co. Ltd.	784,556	453,701
Taiwan Business Bank	448,980	221,808
Taiwan Cooperative Financial Holding Co. Ltd.	689,387	558,436
Taiwan High Speed Rail Corp.	125,000	116,773
Taiwan Mobile Co. Ltd.	115,000	403,065
Taiwan Semiconductor Manufacturing Co. Ltd.	1,642,004	48,612,124
TCC Group Holdings Co. Ltd.	448,754	462,279
Unimicron Technology Corp.	97,000	497,770
Uni-President Enterprises Corp.	336,650	867,459
United Microelectronics Corp.	745,000	1,294,708
Vanguard International Semiconductor Corp.	56,000	215,536
Voltronic Power Technology Corp.	5,000	311,668
Walsin Lihwa Corp.	186,884	205,661
Wan Hai Lines Ltd.	56,000	145,289
Winbond Electronics Corp.	224,692	169,031
Wistron Corp.	182,000	579,756
Wiwynn Corp.	6,000	357,986
Security	Shares	Value
Taiwan (continued)
WPG Holdings Ltd.	117,320	$298,354
Yageo Corp.	27,404	564,092
Yang Ming Marine Transport Corp.	112,000	226,056
Yuanta Financial Holding Co. Ltd.	672,766	671,482
Zhen Ding Technology Holding Ltd.	57,455	243,372
		95,931,605
Thailand — 1.8%
Advanced Info Service PCL, NVDR	78,200	570,369
Airports of Thailand PCL, NVDR	276,600	487,735
Asset World Corp. PCL, NVDR	220,500	21,549
Bangkok Dusit Medical Services PCL, NVDR	773,900	633,132
Bangkok Expressway & Metro PCL, NVDR(c)	464,900	105,161
Bumrungrad Hospital PCL, NVDR	40,200	290,294
Central Pattana PCL, NVDR	134,400	235,710
Central Retail Corp. PCL, NVDR(c)	134,674	117,022
Charoen Pokphand Foods PCL, NVDR	263,200	190,731
CP ALL PCL, NVDR	386,700	689,355
CP Axtra PCL, NVDR	133,100	121,708
Delta Electronics Thailand PCL, NVDR(c)	207,200	651,944
Gulf Energy Development PCL, NVDR(c)	188,200	281,539
Home Product Center PCL, NVDR	412,149	109,923
Intouch Holdings PCL, NVDR	67,200	163,655
Kasikornbank PCL, NVDR	41,100	173,633
Krung Thai Bank PCL, NVDR	230,150	124,232
Krungthai Card PCL, NVDR(c)	67,400	82,944
Minor International PCL, NVDR	220,180	175,297
PTT Exploration & Production PCL, NVDR	90,910	380,226
PTT Global Chemical PCL, NVDR	149,000	109,782
PTT Oil & Retail Business PCL, NVDR	215,100	98,358
PTT PCL, NVDR	678,400	670,778
SCB X PCL, NVDR	56,500	178,548
SCG Packaging PCL, NVDR(c)	89,600	64,344
Siam Cement PCL (The), NVDR	50,400	342,242
Thai Oil PCL, NVDR(c)	84,400	132,222
TMBThanachart Bank PCL, NVDR	1,691,200	92,366
True Corp. PCL, NVDR(a)	700,042	213,185
		7,507,984
Total Common Stocks — 99.2% (Cost: $351,949,300)		408,773,794
Preferred Stocks
South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	1,512	205,975
Series 2, Preference Shares, NVS	2,416	335,390
LG Chem Ltd., Preference Shares, NVS	449	73,055
Samsung Electronics Co. Ltd., Preference Shares, NVS	54,600	2,453,249
		3,067,669
Total Preferred Stocks — 0.7% (Cost: $3,012,496)		3,067,669
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	1,386	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.9% (Cost: $354,961,796)		411,841,463
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	2,859,516	2,861,232
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(e)(f)	490,000	490,000
Total Short-Term Securities — 0.8% (Cost: $3,348,264)		3,351,232
Total Investments — 100.7% (Cost: $358,310,060)		415,192,695
Liabilities in Excess of Other Assets — (0.7)%		(3,051,375)
Net Assets — 100.0%		$412,141,320

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,293,612	$—	$(2,433,482)(a)	$534	$568	$2,861,232	2,859,516	$54,260 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	490,000 (a)	—	—	—	490,000	490,000	165,798	—
				$534	$568	$3,351,232		$220,058	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	3	09/20/24	$66	$1,013
MSCI Emerging Markets Index	3	09/20/24	165	6,910
				$7,923

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Asia ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,923	$—	$—	$—	$7,923

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$96,873	$—	$—	$—	$96,873
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$22,149	$—	$—	$—	$22,149
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$889,456
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,128,115	$391,642,632	$3,047	$408,773,794
Preferred Stocks	—	3,067,669	—	3,067,669
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	3,351,232	—	—	3,351,232
	$20,479,347	$394,710,301	$3,047	$415,192,695
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,910	$1,013	$—	$7,923

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.9%
3R Petroleum Oleo E Gas SA	104,902	$490,825
AES Brasil Energia SA	62,160	126,284
Allos SA, NVS	124,320	503,152
Alupar Investimento SA	31,262	176,557
Armac Locacao Logistica E Servicos SA	53,880	82,694
Auren Energia SA	54,300	109,738
Azzas 2154 SA	43,235	375,893
BrasilAgro - Co. Brasileira de Propriedades Agricolas	23,220	106,749
Cia. Brasileira de Aluminio(a)	76,200	67,331
Cia. de Saneamento de Minas Gerais Copasa MG	55,800	234,845
Cia. De Sanena Do Parana	39,360	200,154
Cogna Educacao SA(a)	529,980	128,829
Cury Construtora e Incorporadora SA	57,120	241,414
Cyrela Brazil Realty SA Empreendimentos e Participacoes	82,380	318,940
Dexco SA	114,300	166,503
Direcional Engenharia SA	43,260	222,059
EcoRodovias Infraestrutura e Logistica SA	80,246	111,485
Ez Tec Empreendimentos e Participacoes SA	35,536	88,841
Fleury SA	57,300	162,162
GPS Participacoes e Empreendimentos SA(b)	107,700	344,926
Grendene SA	72,060	76,715
Grupo Mateus SA	159,606	223,156
Grupo SBF SA	30,600	93,875
Hidrovias do Brasil SA(a)	199,140	123,315
Iguatemi SA	65,040	254,923
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	29,440	115,128
IRB-Brasil Resseguros SA(a)	18,293	157,030
JHSF Participacoes SA	113,040	87,649
LOG Commercial Properties e Participacoes SA	14,100	58,542
Lojas Renner SA	259,140	782,117
LWSA SA(a)(b)	117,840	95,134
M Dias Branco SA	20,092	96,825
Magazine Luiza SA(a)	95,026	205,026
Marfrig Global Foods SA(a)	108,600	280,559
Mills Locacao Servicos e Logistica SA	36,872	72,031
Minerva SA	70,140	93,214
Movida Participacoes SA(a)	52,740	66,815
MRV Engenharia e Participacoes SA(a)	114,661	151,974
Multiplan Empreendimentos Imobiliarios SA	72,780	331,103
Odontoprev SA	70,380	140,611
Oncoclinicas do Brasil Servicos Medicos SA(a)	93,300	110,253
Orizon Valorizacao de Residuos SA(a)	18,960	155,658
Petroreconcavo SA	44,940	162,666
Santos Brasil Participacoes SA	152,940	352,775
Sao Martinho SA	43,620	214,542
Serena Energia SA, NVS(a)	95,940	137,885
Simpar SA(a)	118,510	129,740
SLC Agricola SA	49,560	155,294
Smartfit Escola de Ginastica e Danca SA	96,900	379,110
Transmissora Alianca de Energia Eletrica SA	39,720	249,838
Tres Tentos Agroindustrial SA	35,768	75,966
Tupy SA	23,226	112,752
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,900	179,214
Vivara Participacoes SA	38,400	180,010
Vulcabras SA	28,680	89,918
Wilson Sons SA, NVS	66,540	203,069
Security	Shares	Value
Brazil (continued)
YDUQS Participacoes SA	77,460	$135,377
		10,789,190
Chile — 0.7%
Aguas Andinas SA, Class A	717,912	217,640
Banco Itau Chile SA, NVS	19,918	233,247
CAP SA(a)	21,126	129,477
Cia Cervecerias Unidas SA	43,500	241,370
Colbun SA	2,527,550	337,479
Empresa Nacional de Telecomunicaciones SA	50,721	155,429
Engie Energia Chile SA(a)	159,240	152,318
Inversiones La Construccion SA	10,381	85,209
Parque Arauco SA	180,219	297,176
Plaza SA	148,119	244,796
SMU SA	1,096,740	174,344
Sociedad de Inversiones Oro Blanco SA	14,005,260	71,289
Vina Concha y Toro SA	136,546	169,614
		2,509,388
China — 7.8%
361 Degrees International Ltd.	292,000	131,378
3SBio Inc.(b)	510,000	395,203
AIM Vaccine Co. Ltd., NVS(a)	84,000	48,583
AK Medical Holdings Ltd.(b)(c)	240,000	134,342
Alibaba Pictures Group Ltd.(a)	3,500,000	165,392
ANE Cayman Inc.(a)	210,000	207,366
Angelalign Technology Inc.(b)	24,000	167,757
Anhui Expressway Co. Ltd., Class H	134,000	158,440
Anxin-China Holdings Ltd.(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)	78,000	330,706
BAIC Motor Corp. Ltd., Class H(b)(c)	480,025	113,295
Bairong Inc. (a)(b)	90,000	94,475
Beijing Capital International Airport Co. Ltd., Class H(a)	600,000	179,552
Beijing Jingneng Clean Energy Co. Ltd., Class H	600,000	145,334
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	118,000	127,583
Binjiang Service Group Co. Ltd.	60,000	130,949
BOE Varitronix Ltd.(c)	180,000	107,048
Boshiwa International Holding Ltd.(d)	32,000	—
Brilliance China Automotive Holdings Ltd.	840,000	350,211
Canvest Environmental Protection Group Co. Ltd.	180,000	99,490
CGN Mining Co. Ltd.(a)	1,200,000	237,469
CGN New Energy Holdings Co. Ltd.	600,000	161,975
Chervon Holdings Ltd.	38,400	94,212
China Animal Healthcare Ltd.(d)	126,000	—
China Aoyuan Group Ltd.(a)	585,000	10,943
China BlueChemical Ltd., Class H	584,000	145,292
China Conch Venture Holdings Ltd.	420,000	327,039
China Datang Corp. Renewable Power Co. Ltd., Class H	756,000	190,676
China East Education Holdings Ltd.(b)(c)	180,000	54,438
China Education Group Holdings Ltd.(c)	300,000	168,823
China Everbright Environment Group Ltd.	1,048,000	479,778
China Foods Ltd.	360,000	118,649
China Huiyuan Juice Group Ltd.(d)	379,000	—
China Jinmao Holdings Group Ltd.	1,744,000	157,780
China Lesso Group Holdings Ltd.	300,000	106,775
China Lilang Ltd.(c)	180,000	95,465
China Medical System Holdings Ltd.	379,000	344,841
China Metal Recycling Holdings Ltd.(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	1,200,000	101,525
China New Higher Education Group Ltd.(b)	11,000	2,119
China Nonferrous Mining Corp Ltd.(c)	420,000	294,919

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Oriental Group Co. Ltd.	360,000	$52,020
China Overseas Grand Oceans Group Ltd.	536,000	104,543
China Overseas Property Holdings Ltd.	300,000	181,922
China Renaissance Holdings Ltd.(a)(b)(c)(d)	172,500	94,246
China Resources Building Materials Technology Holdings Ltd.	720,000	141,479
China Resources Medical Holdings Co. Ltd.(c)	330,000	149,924
China Risun Group Ltd.(c)	582,000	215,877
China Shineway Pharmaceutical Group Ltd.	118,000	131,537
China Tobacco International HK Co. Ltd.(c)	120,000	255,965
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	840,000	456,744
China Travel International Investment Hong Kong Ltd.(c)	960,000	123,003
China Water Affairs Group Ltd.	240,000	143,280
China XLX Fertiliser Ltd.	254,000	119,154
Chinasoft International Ltd.	720,000	345,260
CIMC Enric Holdings Ltd.	236,000	189,820
Cloud Music Inc.(a)(b)	24,000	300,700
COFCO Joycome Foods Ltd.(a)(c)	960,000	185,717
Concord New Energy Group Ltd.	2,400,000	165,913
COSCO Shipping Ports Ltd.	360,000	213,405
Country Garden Services Holdings Co. Ltd.(c)	600,000	341,593
CSG Holding Co. Ltd., Class B	372,000	107,815
Daqo New Energy Corp., ADR(a)(c)	16,200	238,626
Digital China Holdings Ltd.	240,000	98,582
Dongyue Group Ltd.	420,000	304,370
DPC Dash Ltd., NVS(a)	24,000	209,290
East Buy Holding Ltd.(a)(b)(c)	120,000	198,499
Everest Medicines Ltd.(a)(b)(c)	59,000	156,124
FIH Mobile Ltd. (a)(c)	1,020,000	107,048
FinVolution Group, ADR	57,420	304,326
Fu Shou Yuan International Group Ltd.(c)	467,000	236,651
Fufeng Group Ltd.	420,400	236,057
GDS Holdings Ltd.(a)	294,000	624,781
Gemdale Properties & Investment Corp. Ltd.(c)	840,000	19,125
Genertec Universal Medical Group Co. Ltd.(b)	270,000	154,230
Global New Material International Holdings Ltd.(a)(c)	300,000	152,422
Grand Pharmaceutical Group Ltd.(c)	300,000	169,249
Greentown China Holdings Ltd.	330,000	260,205
Greentown Management Holdings Co. Ltd.(b)	234,000	84,449
Greentown Service Group Co. Ltd.	426,000	197,181
Gushengtang Holdings Ltd.(c)	54,000	266,960
Haichang Ocean Park Holdings Ltd.(a)(b)	1,260,000	113,109
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	60,000	52,814
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	114,057	101,872
Harbin Electric Co. Ltd., Class H	236,000	71,048
Hello Group Inc., ADR	41,100	272,904
Hopson Development Holdings Ltd.(a)(c)	330,087	112,971
Hua Han Health Industry Holdings Ltd.(d)	1,112,400	1
Huabao International Holdings Ltd.(c)	292,000	86,876
HUTCHMED China Ltd.(a)(c)	175,000	619,678
HUYA Inc., ADR	24,600	102,582
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	108,000	270,609
iDreamSky Technology Holdings Ltd.(a)(b)(c)	312,000	87,856
InnoCare Pharma Ltd.(a)(b)	240,000	152,658
Jinchuan Group International Resources Co. Ltd.	1,020,000	68,710
JinkoSolar Holding Co. Ltd., ADR	13,860	265,280
Jinxin Fertility Group Ltd.(b)(c)	600,000	181,289
JOYY Inc., ADR	10,020	344,588
Security	Shares	Value
China (continued)
Kangji Medical Holdings Ltd.(c)	270,000	$199,005
Keymed Biosciences Inc.(a)(b)(c)	59,000	265,157
Kingboard Holdings Ltd.	187,000	379,695
Kingboard Laminates Holdings Ltd.	300,000	238,243
Kingsoft Cloud Holdings Ltd.(a)	600,900	97,187
Lee & Man Paper Manufacturing Ltd.(c)	408,000	113,612
Legend Holdings Corp., Class H(a)(b)	163,200	116,149
Lepu Biopharma Co. Ltd.(a)(b)	240,000	78,791
Lifetech Scientific Corp. (a)	840,000	151,495
Lonking Holdings Ltd.	720,000	130,540
Lufax Holding Ltd., ADR	56,820	128,981
Luye Pharma Group Ltd. (a)(b)(c)	570,000	222,424
Maoyan Entertainment(a)(b)(c)	120,000	94,665
Medlive Technology Co. Ltd.(b)	120,000	124,192
Meitu Inc.(b)(c)	960,000	290,136
MH Development Ltd.(d)	32,500	—
Microport Scientific Corp.(a)(c)	330,000	207,995
Midea Real Estate Holding Ltd.(b)	84,000	80,361
Ming Yuan Cloud Group Holdings Ltd.	300,000	73,189
Minth Group Ltd.(a)(c)	218,000	346,191
National Agricultural Holdings Ltd., NVS(d)	354,000	—
NetDragon Websoft Holdings Ltd.(c)	90,000	121,358
New Horizon Health Ltd.(a)(b)(d)	91,000	148,512
Nexteer Automotive Group Ltd.(c)	240,000	84,334
Nine Dragons Paper Holdings Ltd.(a)	460,000	179,208
Noah Holdings Ltd., ADR	11,208	92,802
Ocumension Therapeutics(a)(b)(c)	120,000	85,910
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	162,000	209,051
Poly Property Group Co. Ltd.	617,000	103,409
Poly Property Services Co. Ltd., Class H	36,000	118,500
Radiance Holdings Group Co. Ltd.(a)(c)	240,000	78,176
Redco Properties Group Ltd.(a)(b)(c)(d)	570,000	34,131
RLX Technology Inc., ADR	172,320	291,221
Sany Heavy Equipment International Holdings Co. Ltd.	360,000	207,675
Seazen Group Ltd.(a)	700,000	140,138
Shanghai Industrial Holdings Ltd.	120,000	174,873
Shenzhen International Holdings Ltd.	420,000	335,556
Shenzhen Investment Ltd.	816,000	81,629
Shoucheng Holdings Ltd.(c)	721,200	121,751
Shougang Fushan Resources Group Ltd.(c)	600,000	200,138
Shui On Land Ltd.	933,000	70,593
Simcere Pharmaceutical Group Ltd.(b)	240,000	181,352
Sinopec Engineering Group Co. Ltd., Class H	486,500	332,755
Sinopec Kantons Holdings Ltd.(c)	360,000	200,036
Skyworth Group Ltd.(c)	384,000	140,942
SSY Group Ltd.	360,000	178,666
Sunac China Holdings Ltd.(a)(c)	1,620,000	209,524
Sunac Services Holdings Ltd.(b)	360,000	77,558
Superb Summit International Group Ltd.(d)	11,913	—
SY Holdings Group Ltd.	210,000	145,695
TCL Electronics Holdings Ltd.	300,000	179,281
Tiangong International Co. Ltd.	480,000	105,386
Tianli International Holdings Ltd.(c)	480,000	265,026
Tianneng Power International Ltd.(c)	236,000	168,052
Tong Ren Tang Technologies Co. Ltd., Class H	180,000	113,982
Towngas Smart Energy Co. Ltd.	350,000	130,613
Tuya Inc.(a)	70,084	108,630
Untrade SMI Holdings(d)	468,800	1
Untradelumena Newmat, NVS(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)	36,480	132,787
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	103,500	59,372
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Wasion Holdings Ltd.	236,000	$171,727
Weibo Corp., ADR	24,000	179,520
Weifu High-Technology Group Co. Ltd.	41,300	61,862
Weimob Inc.(a)(b)(c)	900,000	145,349
West China Cement Ltd.	720,000	80,980
XD Inc.(a)(c)	84,000	211,806
Xinte Energy Co. Ltd.(a)(c)	120,000	107,458
Xtep International Holdings Ltd.	420,000	277,875
Yidu Tech Inc. (a)(b)	306,000	129,828
Yihai International Holding Ltd.	176,000	263,163
Yuexiu Property Co. Ltd.	420,000	218,336
Yuexiu REIT	960,000	117,874
Yuexiu Transport Infrastructure Ltd.	360,000	164,488
Zai Lab Ltd.(a)	276,000	543,335
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	198,000	255,734
Zhou Hei Ya International Holdings Co. Ltd.(b)	390,000	74,763
Zonqing Environmental Ltd.(c)	54,000	60,663
		29,134,152
Colombia — 0.1%
Cementos Argos SA	159,960	318,313
Czech Republic — 0.1%
Colt CZ Group SE	3,420	97,767
Philip Morris CR AS	137	91,826
		189,593
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	76,245	90,955
E-Finance for Digital & Financial Investments, NVS	170,766	81,836
Ezz Steel Co. SAE(a)	66,310	151,277
Fawry for Banking & Payment Technology Services SAE(a)	464,815	72,657
Telecom Egypt Co.	154,700	102,709
		499,434
Greece — 0.8%
Aegean Airlines SA	17,608	212,312
Athens International Airport SA(c)	17,420	152,123
Athens Water Supply & Sewage Co. SA	14,136	87,640
GEK TERNA SA	20,735	401,524
HELLENiQ ENERGY Holdings SA	23,622	186,416
Holding Co. ADMIE IPTO SA	46,376	109,449
LAMDA Development SA(a)	20,274	157,949
Motor Oil Hellas Corinth Refineries SA	17,940	430,428
Optima bank SA	19,175	275,209
Sarantis SA	12,214	134,362
Terna Energy SA	17,484	369,335
Titan Cement International SA	13,195	461,611
		2,978,358
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	121,680	351,835
India — 29.9%
360 ONE WAM Ltd.	40,680	520,224
3M India Ltd.	900	383,017
Aarti Drugs Ltd.	13,620	94,733
Aarti Industries Ltd.	54,180	405,522
Aarti Pharmalabs Ltd., NVS	17,040	140,086
Aavas Financiers Ltd.(a)	14,340	294,244
Action Construction Equipment Ltd.	16,200	249,810
Aditya Birla Fashion and Retail Ltd.(a)	109,440	406,518
Advanced Enzyme Technologies Ltd.	32,400	172,307
Aegis Logistics Ltd.	41,040	368,665
Security	Shares	Value
India (continued)
Affle India Ltd.(a)	19,162	$373,011
AGI Greenpac Ltd.	8,760	98,679
AIA Engineering Ltd.	12,600	645,875
Ajanta Pharma Ltd.	13,200	510,345
Alembic Pharmaceuticals Ltd.	15,738	198,856
Alkyl Amines Chemicals	5,820	146,066
Allcargo Logistics Ltd.(a)	101,340	84,621
Alok Industries Ltd.(a)	374,052	121,800
Amara Raja Energy & Mobility Ltd.	32,640	592,280
Amber Enterprises India Ltd.(a)	5,866	312,885
Anand Rathi Wealth Ltd.	6,000	272,912
Anant Raj Ltd.	51,300	365,390
Angel One Ltd.	13,380	413,122
Apar Industries Ltd.	5,460	597,431
Apollo Tyres Ltd.	97,200	571,957
Aptus Value Housing Finance India Ltd.	56,340	220,188
Archean Chemical Industries Ltd., NVS	17,640	156,232
Arvind Ltd.	42,840	205,909
Asahi India Glass Ltd.	32,692	247,447
Aster DM Healthcare Ltd.(b)	55,560	269,800
AstraZeneca Pharma India Ltd.	1,860	146,158
Atul Ltd.	3,600	342,060
Avanti Feeds Ltd.	14,928	120,758
Bajaj Electricals Ltd.	13,620	155,932
Bajaj Hindusthan Sugar Ltd.(a)	253,800	129,062
Balaji Amines Ltd.	4,020	106,800
Balrampur Chini Mills Ltd.	42,342	302,382
Bandhan Bank Ltd.(b)	216,480	517,560
BASF India Ltd.	3,240	254,676
Bata India Ltd.	13,740	238,177
Bayer CropScience Ltd.	4,380	328,432
BEML Ltd., (Acquired 02/10/22, Cost: $144,129)(e)	6,300	285,678
Bharat Dynamics Ltd.	27,480	427,993
Biocon Ltd.	119,160	509,840
Birla Corp. Ltd.	8,768	139,087
Birlasoft Ltd.	51,388	411,290
BLS International Services Ltd.	43,920	220,897
Blue Dart Express Ltd.	1,980	189,958
Blue Star Ltd.	40,380	821,369
Borosil Renewables Ltd.(a)	18,780	115,127
Brigade Enterprises Ltd.	39,060	560,975
Brookfield India Real Estate Trust(b)	59,280	188,061
BSE Ltd.	20,425	690,437
Campus Activewear Ltd.(a)	22,980	76,234
Can Fin Homes Ltd.	26,640	274,368
Carborundum Universal Ltd.	33,000	600,176
Castrol India Ltd.	114,191	361,015
CCL Products India Ltd.	28,260	242,756
CE Info Systems Ltd.	5,760	143,860
Ceat Ltd.	6,720	221,010
Cello World Ltd., NVS	15,780	169,969
Central Depository Services India Ltd.	32,040	548,826
Century Plyboards India Ltd.	18,360	172,345
Century Textiles & Industries Ltd.	16,500	470,800
Cera Sanitaryware Ltd.	1,800	197,854
CESC Ltd.	189,292	438,753
Chalet Hotels Ltd.(a)	27,960	278,596
Chambal Fertilisers and Chemicals Ltd.	57,368	355,899
Chemplast Sanmar Ltd.(a)	25,956	155,449
Chennai Petroleum Corp. Ltd.	17,280	201,255
Cholamandalam Financial Holdings Ltd.	30,060	574,097
CIE Automotive India Ltd.	43,860	306,059

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
City Union Bank Ltd.	106,724	$217,405
Clean Science & Technology Ltd.	7,320	130,343
CMS Info Systems Ltd.	45,780	300,058
Coforge Ltd.	16,740	1,268,105
Computer Age Management Services Ltd.	13,151	667,753
Coromandel International Ltd.	33,660	705,885
Craftsman Automation Ltd.	2,880	207,495
CreditAccess Grameen Ltd.	17,768	258,501
CRISIL Ltd.	5,640	300,098
Crompton Greaves Consumer Electricals Ltd.	178,980	1,017,619
Cyient Ltd.	24,780	584,680
Data Patterns India Ltd.(a)	7,860	263,156
Deepak Fertilisers & Petrochemicals Corp. Ltd.	23,400	292,081
Deepak Nitrite Ltd.	17,100	593,291
Delhivery Ltd.(a)	116,880	584,690
Devyani International Ltd.(a)	122,160	255,883
Dr Lal PathLabs Ltd.(b)	10,860	442,894
Easy Trip Planners Ltd., NVS	217,320	102,959
eClerx Services Ltd.	7,660	265,230
Edelweiss Financial Services Ltd.	181,680	236,971
EID Parry India Ltd.	31,822	314,902
EIH Ltd.	76,440	349,402
Elecon Engineering Co. Ltd.	27,634	204,886
Electronics Mart India Ltd., NVS(a)	39,960	106,983
Electrosteel Castings Ltd.	97,740	249,732
Elgi Equipments Ltd.	56,440	467,743
Emami Ltd.	58,069	563,389
Embassy Office Parks REIT	243,360	1,126,224
Endurance Technologies Ltd.(b)	10,162	300,158
Engineers India Ltd.	85,260	221,269
EPL Ltd.	54,060	160,611
Equinox India Developments Ltd.(a)	143,160	226,833
Equitas Small Finance Bank Ltd.(b)	185,692	179,859
Eris Lifesciences Ltd.(a)(b)	15,540	257,492
Exide Industries Ltd.	123,480	725,204
Federal Bank Ltd.	527,576	1,224,157
Fine Organic Industries Ltd.	2,556	162,963
Finolex Cables Ltd.	19,740	341,711
Finolex Industries Ltd.	73,200	272,166
Firstsource Solutions Ltd.	86,280	312,206
Five-Star Business Finance Ltd., NVS(a)	33,540	303,330
Fortis Healthcare Ltd.	139,380	916,219
Galaxy Surfactants Ltd.	3,477	121,855
GE T&D India Ltd.	18,234	373,197
Genus Power Infrastructures Ltd.	22,704	123,718
GHCL Ltd.	22,620	188,525
Gillette India Ltd.	2,100	222,234
Gland Pharma Ltd.(b)	8,928	195,518
GlaxoSmithKline Pharmaceuticals Ltd.	12,480	408,404
Glenmark Pharmaceuticals Ltd.	43,666	902,001
Global Health Ltd., NVS(a)	26,340	356,366
GMM Pfaudler Ltd.	11,340	185,560
Go Digit General Insurance Ltd.(a)	49,500	226,456
Go Fashion India Ltd.(a)	10,568	149,649
Godawari Power and Ispat Ltd.	20,329	230,310
Godfrey Phillips India Ltd.	4,800	372,161
Godrej Industries Ltd.(a)	22,920	277,074
Gokaldas Exports Ltd.	17,940	200,957
Granules India Ltd.	42,900	367,437
Graphite India Ltd.	28,298	174,536
Gravita India Ltd.	6,840	186,256
Great Eastern Shipping Co. Ltd. (The)	32,820	522,267
Security	Shares	Value
India (continued)
Greenpanel Industries Ltd.	21,120	$99,755
Grindwell Norton Ltd.	13,530	393,188
Gujarat Ambuja Exports Ltd.	49,588	84,663
Gujarat Fluorochemicals Ltd.	8,220	311,034
Gujarat Gas Ltd.	40,080	290,046
Gujarat Mineral Development Corp. Ltd.	26,580	117,056
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,980	236,168
Gujarat Pipavav Port Ltd.	93,900	252,528
Gujarat State Fertilizers & Chemicals Ltd.	66,120	181,623
Gujarat State Petronet Ltd.	81,480	430,262
Happiest Minds Technologies Ltd.	23,880	231,561
HBL Power Systems Ltd.	32,634	243,611
HFCL Ltd.	233,652	416,841
HG Infra Engineering Ltd.	7,020	130,900
Himadri Speciality Chemical Ltd.	51,240	319,672
Hindustan Construction Co. Ltd.(a)	370,980	209,005
Hindustan Copper Ltd.	86,700	344,227
Hindustan Foods Ltd.(a)	18,600	128,829
Hitachi Energy India Ltd.	3,300	475,682
Honasa Consumer Ltd., NVS(a)	35,100	211,704
ICICI Securities Ltd.(b)	31,097	305,617
IDFC Ltd.	373,020	497,924
IFCI Ltd.(a)	225,000	201,226
IIFL Finance Ltd.	66,271	360,467
India Cements Ltd. (The)(a)	38,340	165,738
IndiaMART Intermesh Ltd.(b)	8,760	313,458
Indian Energy Exchange Ltd.(b)	134,130	325,881
Indigo Paints Ltd.	4,740	81,990
Indo Count Industries Ltd.	30,000	146,322
Indraprastha Gas Ltd.	78,039	514,623
Infibeam Avenues Ltd.	439,620	163,467
Inox Wind Ltd.(a)	147,420	390,036
Intellect Design Arena Ltd.	27,176	321,836
ION Exchange India Ltd., NVS	26,130	202,159
Ipca Laboratories Ltd.	40,920	675,637
IRB Infrastructure Developers Ltd., NVS	529,980	400,673
IRCON International Ltd.(b)	117,780	367,166
Jai Balaji Industries Ltd., NVS(a)	10,800	117,433
Jai Corp. Ltd.	18,360	81,164
Jain Irrigation Systems Ltd.(a)	124,440	104,944
Jaiprakash Associates Ltd.(a)	359,878	35,614
Jaiprakash Power Ventures Ltd.(a)	1,074,660	229,613
Jammu & Kashmir Bank Ltd. (The)	148,740	194,884
JB Chemicals & Pharmaceuticals Ltd., NVS	20,940	487,763
JBM Auto Ltd.	9,960	227,603
Jindal Saw Ltd.	36,720	298,607
JK Cement Ltd.	11,040	586,608
JK Lakshmi Cement Ltd.	19,320	181,510
JK Paper Ltd.	27,240	148,994
JK Tyre & Industries Ltd.	35,100	167,848
JM Financial Ltd.	143,160	182,186
Jubilant Ingrevia Ltd.	23,527	184,481
Jubilant Pharmova Ltd., Class A	22,680	248,653
Jupiter Wagons Ltd., NVS	50,940	349,872
Just Dial Ltd.(a)	7,380	110,219
Jyothy Labs Ltd.	47,760	307,648
Kajaria Ceramics Ltd.	26,014	418,953
Kalpataru Projects International Ltd.	30,060	482,354
Kalyan Jewellers India Ltd.	93,480	685,552
Kansai Nerolac Paints Ltd.	60,480	214,054
Karnataka Bank Ltd. (The)	59,820	162,263
Karur Vysya Bank Ltd. (The)	130,182	344,410
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Kaveri Seed Co. Ltd.	9,840	$123,170
Kaynes Technology India Ltd., NVS(a)	8,040	455,720
KEC International Ltd.	39,840	449,941
KEI Industries Ltd.	18,720	1,028,488
Kfin Technologies Ltd.	20,520	254,391
Kirloskar Brothers Ltd.	6,524	140,615
Kirloskar Ferrous Industries Ltd.	18,000	147,812
Kirloskar Oil Engines Ltd.	25,800	410,678
Kirloskar Pneumatic Co. Ltd., NVS	10,920	169,437
KNR Constructions Ltd.	51,960	205,474
KPI Green Energy Ltd.(b)	20,460	220,927
KPIT Technologies Ltd.	49,380	1,070,272
KPR Mill Ltd.	26,760	270,537
KRBL Ltd.	22,020	80,362
Krishna Institute Of Medical Sciences Ltd.(a)(b)	15,120	456,179
KSB Ltd.	20,400	225,759
L&T Finance Ltd.	232,860	469,963
Lakshmi Machine Works Ltd.	1,574	281,494
Laurus Labs Ltd.(b)	99,720	558,928
Laxmi Organic Industries Ltd.	34,620	122,982
Lemon Tree Hotels Ltd.(a)(b)	163,020	261,580
LIC Housing Finance Ltd.	92,880	746,944
Lloyds Engineering Works Ltd., NVS	211,380	203,648
LT Foods Ltd.	55,626	251,666
Mahanagar Gas Ltd.	15,540	332,358
Maharashtra Seamless Ltd.	16,200	129,712
Mahindra & Mahindra Financial Services Ltd.	142,080	532,375
Mahindra Lifespace Developers Ltd.	34,200	232,002
Manappuram Finance Ltd.	172,046	443,114
Mastek Ltd.	6,900	242,247
Max Estates Ltd.(a)	9,240	74,381
Max Financial Services Ltd.(a)	74,280	951,530
Medplus Health Services Ltd.(a)	17,580	142,407
Metropolis Healthcare Ltd.(b)	8,768	223,825
Mindspace Business Parks REIT(b)	54,160	218,798
Mishra Dhatu Nigam Ltd.(b)	18,840	93,201
Motherson Sumi Wiring India Ltd.	579,718	487,166
Motilal Oswal Financial Services Ltd.	47,280	406,263
MTAR Technologies Ltd.(a)	6,840	149,101
Multi Commodity Exchange of India Ltd.	8,060	498,469
Narayana Hrudayalaya Ltd.	22,260	336,881
Natco Pharma Ltd.	23,857	438,233
National Aluminium Co. Ltd.	249,180	543,247
Nava Ltd.	17,640	200,366
Navin Fluorine International Ltd.	8,400	330,421
Nazara Technologies Ltd.(a)	11,580	128,192
NBCC India Ltd.	204,120	454,109
NCC Ltd./India	135,480	515,666
Neuland Laboratories Ltd.	2,580	384,586
Newgen Software Technologies Ltd.	21,720	289,004
NIIT Learning Systems Ltd., NVS	31,980	188,806
Nippon Life India Asset Management Ltd.(b)	42,840	344,061
NLC India Ltd.	111,120	365,108
NMDC Steel Ltd., NVS(a)	236,820	151,588
Nuvama Wealth Management Ltd., NVS	2,520	193,724
Nuvoco Vistas Corp. Ltd.(a)	30,180	122,364
Olectra Greentech Ltd.	14,100	262,652
One 97 Communications Ltd., NVS(a)	80,142	595,190
Orient Cement Ltd.	41,460	151,021
Orient Electric Ltd.	39,540	126,492
Orissa Minerals Development Co. Ltd. (The)(a)	640	62,410
Paisalo Digital Ltd.	189,900	144,321
Security	Shares	Value
India (continued)
Patel Engineering Ltd.(a)	103,200	$70,582
PCBL Ltd.	52,320	305,450
PDS Ltd.	8,880	57,876
Piramal Enterprises Ltd.	32,100	399,474
Piramal Pharma Ltd., NVS	181,980	410,395
PNB Housing Finance Ltd.(a)(b)	31,560	368,079
PNC Infratech Ltd.	36,780	197,758
Poly Medicure Ltd.	12,300	343,024
Poonawalla Fincorp Ltd.	79,376	366,922
Praj Industries Ltd.	40,260	368,146
Pricol Ltd.(a)	29,940	184,723
Procter & Gamble Health Ltd.	1,892	117,565
Protean eGov Technologies Ltd.(a)	4,344	113,444
PTC India Ltd.	62,760	159,163
PTC Industries Ltd., NVS(a)	1,069	189,082
Puravankara Ltd.	16,600	91,196
PVR Inox Ltd.(a)	21,360	386,319
Quess Corp. Ltd.(b)	23,460	219,155
Radico Khaitan Ltd.	23,700	548,427
Rain Industries Ltd.	68,160	138,032
Rainbow Children's Medicare Ltd.	17,652	266,789
Rajesh Exports Ltd.(a)	21,000	73,300
Ramco Cements Ltd. (The)	32,040	317,525
Ramkrishna Forgings Ltd.	30,540	352,577
Ratnamani Metals & Tubes Ltd.	8,940	392,874
RattanIndia Enterprises Ltd.(a)	148,124	141,241
Raymond Consumer Care Ltd., NVS	9,204	171,482
Raymond Ltd.	10,620	251,499
RBL Bank Ltd.(b)	141,840	385,265
Redington Ltd.	175,380	422,663
Relaxo Footwears Ltd.	22,356	212,489
Reliance Infrastructure Ltd.(a)	70,795	176,747
Reliance Power Ltd.(a)	843,780	308,566
Restaurant Brands Asia Ltd.(a)	114,120	149,632
Rhi Magnesita India Ltd.	20,092	147,125
Route Mobile Ltd.	11,092	209,412
RR Kabel Ltd., NVS	8,640	166,368
Safari Industries India Ltd.	8,460	249,789
Sammaan Capital Ltd.	126,180	243,741
Sanofi Consumer Healthcare India Ltd., NVS	2,113	90,014
Sanofi India Ltd.	1,953	158,552
Sapphire Foods India Ltd.(a)	13,020	258,842
Saregama India Ltd.	29,672	180,048
Senco Gold Ltd., NVS	5,160	67,005
Sheela Foam Ltd.(a)	12,780	141,179
Shivalik Bimetal Controls Ltd., NVS	7,680	52,028
Shoppers Stop Ltd.(a)	15,180	146,803
Shree Renuka Sugars Ltd.(a)	252,840	150,781
SJVN Ltd.	231,388	368,598
SKF India Ltd.	6,960	438,332
Sobha Ltd.	13,240	266,892
Sonata Software Ltd.	49,380	392,357
South Indian Bank Ltd. (The)	422,820	129,062
Star Health & Allied Insurance Co. Ltd.(a)	49,426	370,612
Sterling and Wilson Renewable(a)	33,480	268,812
Sterlite Technologies Ltd.(a)	71,626	112,500
Strides Pharma Science Ltd.	20,820	332,649
Sumitomo Chemical India Ltd.	32,220	196,506
Sun TV Network Ltd.	31,860	312,089
Sundram Fasteners Ltd.	31,320	505,157
Suprajit Engineering Ltd.	33,480	209,283
Supreme Petrochem Ltd., NVS	23,040	236,165

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Surya Roshni Ltd., NVS	12,300	$99,105
Suven Pharmaceuticals Ltd.(a)	33,620	431,339
Swan Energy Ltd.	31,213	252,827
Syngene International Ltd.(b)	52,542	544,270
Tamilnad Mercantile Bank Ltd., NVS	21,680	121,636
Tanla Platforms Ltd.	13,740	152,247
Tata Chemicals Ltd.	36,660	473,098
Tata Investment Corp. Ltd.	3,780	328,124
TCI Express Ltd.	4,588	61,773
TeamLease Services Ltd.(a)	4,020	151,024
Techno Electric & Engineering Co. Ltd.	13,920	271,421
Tejas Networks Ltd.(a)(b)	23,220	364,733
Texmaco Rail & Engineering Ltd.	81,600	236,652
Thanga Mayil Jewellery Ltd., NVS	5,040	122,348
Timken India Ltd.	9,180	421,017
Titagarh Rail System Ltd.	26,100	442,923
Transport Corp. of India Ltd.	9,600	124,293
Trident Ltd.	414,300	182,721
Triveni Engineering & Industries Ltd.	32,750	186,119
Triveni Turbine Ltd.	42,240	362,313
TTK Prestige Ltd.	15,098	168,757
TV18 Broadcast Ltd.(a)	203,760	124,341
TVS Holdings Ltd.	1,740	288,976
Ujjivan Small Finance Bank Ltd.(b)	254,040	132,960
UNO Minda Ltd.	61,800	865,761
Usha Martin Ltd.	49,916	197,210
UTI Asset Management Co. Ltd.	13,994	191,274
Vardhman Textiles Ltd.	35,218	207,899
Varroc Engineering Ltd.(a)(b)	16,800	114,122
Vedant Fashions Ltd.	16,320	243,255
Vesuvius India Ltd.	2,520	162,686
V-Guard Industries Ltd.	54,118	296,068
Vijaya Diagnostic Centre Pvt Ltd.	17,340	188,733
Vinati Organics Ltd.	8,100	190,240
VIP Industries Ltd.	23,634	137,230
V-Mart Retail Ltd.(a)	4,182	179,369
Voltamp Transformers Ltd.	1,996	335,950
Voltas Ltd.	61,140	1,271,662
Waaree Renewable Technologies Ltd., NVS	11,520	210,783
Welspun Corp. Ltd.	34,800	294,580
Welspun Enterprises Ltd.	11,925	83,560
Welspun Living Ltd.	76,640	176,387
West Coast Paper Mills Ltd.	9,900	71,971
Westlife Foodworld Ltd.	20,880	204,844
Whirlpool of India Ltd.	18,058	470,058
Wockhardt Ltd.(a)	11,114	139,684
Zee Entertainment Enterprises Ltd.(a)	218,100	366,048
Zen Technologies Ltd.	12,240	248,459
Zensar Technologies Ltd.	37,260	341,129
ZF Commercial Vehicle Control Systems India Ltd.	1,500	278,718
		111,658,001
Indonesia — 1.9%
AKR Corporindo Tbk PT	2,436,000	235,640
Aneka Tambang Tbk	2,268,000	203,828
Aspirasi Hidup Indonesia Tbk PT	2,208,000	102,020
Astra Agro Lestari Tbk PT	132,000	51,673
Bank Jago Tbk PT(a)	1,356,000	252,016
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	588,164	37,866
Bank Tabungan Negara Persero Tbk PT	1,632,000	148,970
BFI Finance Indonesia Tbk PT	3,060,000	200,964
Bukalapak.com PT Tbk(a)	24,138,000	183,043
Security	Shares	Value
Indonesia (continued)
Bukit Asam Tbk PT	1,116,000	$197,012
Bumi Resources Minerals Tbk PT(a)	21,648,000	226,831
Bumi Resources Tbk PT(a)	31,765,400	183,133
Bumi Serpong Damai Tbk PT(a)	1,554,000	129,258
Ciputra Development Tbk PT	2,886,063	242,762
Elang Mahkota Teknologi Tbk PT	4,314,000	112,242
Erajaya Swasembada Tbk PT	2,508,400	68,492
ESSA Industries Indonesia Tbk PT	4,056,000	233,379
Gudang Garam Tbk PT	132,000	139,899
Hanson International Tbk PT(a)(d)	25,794,200	—
Harum Energy Tbk PT(a)	1,014,000	87,917
Indika Energy Tbk PT	557,600	52,675
Indo Tambangraya Megah Tbk PT	114,000	200,819
Indocement Tunggal Prakarsa Tbk PT	306,000	136,898
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,148,057	91,732
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT(a)	1,848,000	190,757
Jasa Marga Persero Tbk PT	726,000	251,317
Map Aktif Adiperkasa PT	3,534,000	198,938
Medco Energi Internasional Tbk PT	1,847,112	149,936
Medikaloka Hermina Tbk PT	1,974,000	166,043
Metro Healthcare Indonesia TBK PT(a)	4,830,900	24,381
Mitra Adiperkasa Tbk PT	2,508,000	242,391
Mitra Keluarga Karyasehat Tbk PT	1,338,078	264,932
Pabrik Kertas Tjiwi Kimia Tbk PT	528,000	252,811
Pacific Strategic Financial Tbk PT(a)	2,316,800	158,901
Pakuwon Jati Tbk PT	4,720,800	145,396
Panin Financial Tbk PT(a)	5,340,000	142,354
Perusahaan Gas Negara Tbk PT	2,982,000	296,999
Sarana Menara Nusantara Tbk PT	5,172,000	279,432
Sawit Sumbermas Sarana Tbk PT(a)	1,068,400	70,858
Semen Indonesia Persero Tbk PT	846,000	219,506
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Summarecon Agung Tbk PT	3,048,450	120,270
Surya Citra Media Tbk PT	11,226,000	88,617
Transcoal Pacific Tbk PT	378,000	174,264
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	29,507
XL Axiata Tbk PT	1,271,800	183,298
		7,169,977
Kuwait — 1.1%
Agility Public Warehousing Co. KSC	456,351	383,100
Al Ahli Bank of Kuwait KSCP	324,577	304,892
Ali Alghanim Sons Automotive Co. KSCC, NVS	47,220	174,962
Boubyan Petrochemicals Co. KSCP	113,943	244,613
Boursa Kuwait Securities Co. KPSC	33,272	223,083
Burgan Bank SAK	237,540	150,608
Commercial Real Estate Co. KSC	490,020	245,210
Gulf Cable & Electrical Industries Co. KSCP	37,020	194,211
Humansoft Holding Co. KSC	30,832	268,740
Jazeera Airways Co. KSCP	31,184	99,043
Kuwait International Bank KSCP	198,780	120,670
Kuwait Projects Co. Holding KSCP(a)	609,960	206,197
Kuwait Real Estate Co. KSC	215,606	166,615
Kuwait Telecommunications Co.	113,580	200,228
National Industries Group Holding SAK	581,739	426,718
National Investments Co. KSCP	147,720	114,508
National Real Estate Co. KPSC(a)	414,666	99,954
Salhia Real Estate Co. KSCP	135,829	192,360
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC(a)	85,860	43,029
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Kuwait (continued)
Warba Bank KSCP(a)	339,480	$219,428
		4,078,169
Malaysia — 2.7%
AFFIN Bank Bhd	228,000	173,148
Alliance Bank Malaysia Bhd	294,000	293,369
Axis Real Estate Investment Trust	414,000	172,400
Bank Islam Malaysia Bhd	240,000	147,854
Bermaz Auto Bhd	412,500	238,796
British American Tobacco Malaysia Bhd	52,544	94,816
Bumi Armada Bhd(a)	813,000	100,824
Bursa Malaysia Bhd	204,050	436,121
Carlsberg Brewery Malaysia Bhd	58,200	258,517
Chin Hin Group Bhd, NVS(a)(c)	402,000	292,956
CTOS Digital Bhd	438,000	131,849
D&O Green Technologies Bhd	174,200	111,365
Dialog Group Bhd	990,000	541,145
DRB-Hicom Bhd	336,800	91,211
Fraser & Neave Holdings Bhd	48,000	332,030
Frontken Corp. Bhd	420,050	350,103
Greatech Technology Bhd(a)(c)	132,000	144,382
HAP Seng Consolidated Bhd	132,000	127,648
Hartalega Holdings Bhd(a)	462,000	264,280
Heineken Malaysia Bhd	46,800	249,023
Hibiscus Petroleum Bhd(c)	246,880	125,898
IJM Corp. Bhd	609,800	405,854
IOI Properties Group Bhd(c)	474,000	226,739
Kossan Rubber Industries Bhd	453,000	190,743
KPJ Healthcare Bhd	366,000	162,699
Lotte Chemical Titan Holding Bhd(a)(b)(c)	203,400	48,074
Malaysian Pacific Industries Bhd	29,400	201,518
MBSB Bhd	984,000	183,497
My EG Services Bhd	1,578,000	326,887
Padini Holdings Bhd	174,200	135,008
Pentamaster Corp. Bhd	198,050	181,445
PMB Technology Bhd(a)	126,000	56,650
Sam Engineering & Equipment M Bhd	132,000	163,465
Scientex Bhd	246,000	233,030
Sime Darby Property Bhd	1,039,900	337,441
SP Setia Bhd Group	678,000	173,065
Sports Toto Bhd	282,006	104,039
Sunway Construction Group Bhd	120,500	111,788
Sunway REIT	468,000	182,117
Supermax Corp. Bhd(a)	570,016	103,519
Syarikat Takaful Malaysia Keluarga Bhd	90,044	80,720
TIME dotCom Bhd(c)	377,000	437,835
Top Glove Corp. Bhd(a)	1,476,000	314,413
Unisem M Bhd(c)	144,000	105,190
United Plantations Bhd	48,000	289,244
UWC Bhd(a)	168,400	97,470
ViTrox Corp. Bhd	173,600	146,381
VS Industry Bhd	876,050	221,617
Yinson Holdings Bhd	342,000	227,077
		10,125,260
Mexico — 1.2%
Alsea SAB de CV	138,000	377,754
Bolsa Mexicana de Valores SAB de CV	115,700	178,007
Corp Inmobiliaria Vesta SAB de CV	246,035	674,608
FIBRA Macquarie Mexico(b)	216,035	340,711
GCC SAB de CV	48,020	367,253
Genomma Lab Internacional SAB de CV, Class B	216,000	207,947
Gentera SAB de CV	366,000	392,125
Security	Shares	Value
Mexico (continued)
Grupo Rotoplas SAB de CV	90,026	$113,960
Grupo Televisa SAB, CPO	648,000	259,276
Grupo Traxion SAB de CV, Class A(a)(b)	114,037	117,544
La Comer SAB de CV	84,000	143,737
Megacable Holdings SAB de CV, CPO	126,000	269,923
Nemak SAB de CV(a)(b)	853,696	96,231
Qualitas Controladora SAB de CV	60,000	480,993
Regional SAB de CV	72,000	456,109
TF Administradora Industrial S de Real de CV	72,000	137,498
		4,613,676
Peru — 0.1%
Intercorp Financial Services Inc.	9,654	245,212
Philippines — 0.7%
ACEN Corp.	2,820,000	273,491
Alliance Global Group Inc.	780,000	126,134
AREIT Inc.	264,000	181,015
Bloomberry Resorts Corp.(a)	756,000	105,961
Century Pacific Food Inc.	402,000	262,392
Converge Information and Communications Technology Solutions Inc.(a)	580,800	155,526
D&L Industries Inc.	813,100	89,781
DMCI Holdings Inc.	894,200	186,325
GT Capital Holdings Inc.	29,400	327,190
LT Group Inc.	708,000	128,865
Manila Water Co. Inc.	360,000	174,390
Megaworld Corp.	3,420,000	117,110
Puregold Price Club Inc.	330,000	163,318
Robinsons Land Corp.	592,400	157,707
Robinsons Retail Holdings Inc.	48,000	32,826
Semirara Mining & Power Corp., Class A	252,000	152,283
Wilcon Depot Inc.	408,000	136,562
		2,770,876
Poland — 1.3%
AmRest Holdings SE(a)	23,924	141,894
Asseco Poland SA	14,312	333,790
Bank Millennium SA(a)(c)	183,310	426,065
Benefit Systems SA	600	411,988
CCC SA(a)	11,820	473,077
Cyfrowy Polsat SA(a)(c)	71,298	272,497
Enea SA(a)	78,180	213,719
Grupa Azoty SA(a)(c)	17,065	78,351
Grupa Kety SA	2,340	469,519
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	14,220	94,174
KRUK SA	5,040	578,947
Orange Polska SA	169,020	379,141
Pepco Group NV(a)	48,715	227,717
Tauron Polska Energia SA(a)	301,800	276,722
Text SA	4,500	90,490
Warsaw Stock Exchange	6,156	69,602
XTB SA(b)	18,600	328,841
		4,866,534
Qatar — 0.6%
Al Meera Consumer Goods Co. QSC	21,840	86,042
Baladna	280,742	104,672
Doha Bank QPSC	539,520	231,765
Estithmar Holding QPSC(a)	250,142	126,958
Gulf International Services QSC	276,656	248,869
Gulf Warehousing Co.	103,047	92,361
Qatar Aluminum Manufacturing Co.	708,360	247,429
Qatar Navigation QSC	279,000	891,728

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
United Development Co. QSC	462,060	$140,699
Vodafone Qatar QSC	517,020	255,177
		2,425,700
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	523
Detsky Mir PJSC(a)(b)(d)	238,520	26
Federal Grid Co. Rosseti PJSC(a)(d)	142,040,000	16
Globaltrans Investment PLC, GDR(a)(d)(f)	36,180	4
IPJSC United Medical Group, GDR(a)(d)(f)	11,658	1
Lenta PJSC, GDR(a)(d)	58,692	7
LSR Group PJSC, Class A(a)(d)	16,818	2
Mosenergo PJSC(a)(d)	4,900,000	541
QIWI PLC, ADR(a)(d)	20,971	2
Rostelecom PJSC(a)(d)	373,860	41
Segezha Group PJSC(a)(b)(d)	1,675,000	185
Sistema AFK PAO(a)(d)	1,865,280	206
Sovcomflot PJSC(a)(d)	338,350	37
Unipro PJSC(a)(d)	4,288,000	473
		2,064
Saudi Arabia — 3.8%
Abdullah Al Othaim Markets Co.	132,120	405,354
Al Hammadi Holding	25,084	298,624
Al Jouf Agricultural Development Co.	6,694	111,934
Al Masane Al Kobra Mining Co.	9,660	170,413
Al Moammar Information Systems Co.	5,092	236,105
Al Rajhi REIT	72,060	163,107
Alamar Foods, NVS	3,136	67,237
Al-Dawaa Medical Services Co.	9,300	230,266
Aldrees Petroleum and Transport Services Co.	14,640	480,640
AlKhorayef Water & Power Technologies Co.(a)	5,880	286,905
Almunajem Foods Co.	6,240	178,665
Alujain Corp.(a)	13,680	152,064
Arabian Cement Co./Saudi Arabia	15,000	103,728
Arabian Centres Co.(b)	42,522	261,033
Arabian Contracting Services Co.(a)	4,916	273,179
Arriyadh Development Co.	31,530	210,421
Astra Industrial Group	11,940	546,239
BinDawood Holding Co.	76,680	149,037
Catrion Catering Holding Co.	13,020	409,794
City Cement Co.	26,505	122,043
East Pipes Integrated Co. for Industry, NVS	4,200	167,186
Eastern Province Cement Co.	14,692	125,285
Electrical Industries Co.	165,780	280,968
Emaar Economic City(a)	118,500	270,309
Etihad Atheeb Telecommunication Co.(a)	6,480	152,499
Halwani Brothers Co.(a)	3,445	51,727
Herfy Food Services Co.(a)	5,866	42,420
Jadwa REIT Saudi Fund	59,280	187,669
Jahez International Co., NVS(a)	29,580	196,275
Jamjoom Pharmaceuticals Factory Co., NVS	6,240	293,803
Leejam Sports Co. JSC	8,014	462,141
Maharah Human Resources Co.	72,540	139,516
Middle East Healthcare Co.(a)	12,300	243,061
Middle East Paper Co.	13,260	155,625
National Agriculture Development Co. (The)(a)	48,000	359,431
National Co. for Learning & Education	6,060	334,926
National Gas & Industrialization Co.	12,000	360,301
National Industrialization Co.(a)	71,640	214,554
National Medical Care Co.	7,440	389,388
Perfect Presentation For Commercial Services Co., NVS(a)	38,280	158,204
Security	Shares	Value
Saudi Arabia (continued)
Qassim Cement Co. (The)	12,950	$182,900
Retal Urban Development Co., NVS	60,420	214,737
Saudi Automotive Services Co.	11,481	222,424
Saudi Cement Co.	21,360	233,374
Saudi Ceramic Co.(a)	18,528	148,153
Saudi Chemical Co. Holding	138,194	437,104
Saudi Ground Services Co.(a)	28,980	415,478
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	17,536	156,979
Saudi Public Transport Co.(a)	27,176	142,822
Saudi Real Estate Co.(a)	51,600	325,680
Saudia Dairy & Foodstuff Co.	4,878	459,924
Seera Group Holding(a)	48,368	298,521
Sinad Holding Co.(a)	22,620	84,390
Southern Province Cement Co.	17,362	162,396
Sustained Infrastructure Holding Co.	17,760	158,373
Tanmiah Food Co.	2,520	91,002
Theeb Rent A Car Co.	8,640	165,773
United Electronics Co.	12,335	299,731
United International Transportation Co.	9,660	234,698
Yamama Cement Co.	33,272	279,283
Yanbu Cement Co.	23,634	151,215
		14,307,033
South Africa — 3.4%
Adcock Ingram Holdings Ltd.	1,980	7,163
AECI Ltd.	29,409	175,396
African Rainbow Minerals Ltd.	29,940	293,167
AVI Ltd.	97,990	558,245
Barloworld Ltd.	39,000	205,514
Coronation Fund Managers Ltd.	73,046	166,342
Dis-Chem Pharmacies Ltd.(b)	141,960	278,685
DRDGOLD Ltd.	136,560	113,995
Equites Property Fund Ltd.	231,214	176,373
Fortress Real Estate Investments Ltd., Series B, Class B	379,500	410,817
Foschini Group Ltd. (The)	93,960	763,591
Grindrod Ltd.	220,994	175,642
Growthpoint Properties Ltd.	895,500	708,213
Hosken Consolidated Investments Ltd.	13,298	138,811
Hyprop Investments Ltd.	114,939	246,462
Investec Ltd.	74,760	568,685
JSE Ltd.	22,620	148,442
Life Healthcare Group Holdings Ltd.	330,180	266,126
Momentum Group Ltd.	309,720	484,851
Motus Holdings Ltd.	42,900	290,672
Mr. Price Group Ltd.	73,080	993,597
MultiChoice Group(a)	74,040	457,809
Netcare Ltd.	236,580	180,080
Ninety One Ltd.	53,486	116,789
Oceana Group Ltd.	34,500	132,456
Omnia Holdings Ltd.	46,020	163,288
Pick n Pay Stores Ltd.(a)(c)	128,640	175,332
Redefine Properties Ltd.	2,016,720	538,433
Resilient REIT Ltd.	90,524	290,854
Reunert Ltd.	53,400	231,376
Santam Ltd.	9,240	182,196
Sappi Ltd.	166,560	426,233
SPAR Group Ltd. (The)(a)	53,040	381,183
Super Group Ltd./South Africa	107,760	167,726
Telkom SA SOC Ltd.(a)	89,362	141,024
Thungela Resources Ltd.	37,800	246,675
Tiger Brands Ltd.	47,160	623,201
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Truworths International Ltd.	113,518	$620,095
Vukile Property Fund Ltd.	334,200	332,161
Wilson Bayly Holmes-Ovcon Ltd.	22,414	257,250
		12,834,950
South Korea — 11.6%
ABLBio Inc.(a)	10,440	270,932
Advanced Nano Products Co. Ltd.	3,240	222,445
Ahnlab Inc.(c)	1,976	80,278
Amorepacific Group	9,060	169,151
APR Corp./Korea(a)	1,140	220,296
Asiana Airlines Inc.(a)	10,606	77,577
BGF retail Co. Ltd.	2,460	217,363
BH Co. Ltd.	7,748	138,735
Bioneer Corp.(a)	6,968	149,307
BNK Financial Group Inc.	72,720	553,834
Boryung	12,720	113,007
Caregen Co. Ltd.	4,936	63,802
Cellivery Therapeutics Inc.(a)(d)	10,519	36,821
Chabiotech Co. Ltd.(a)(c)	14,221	193,383
Cheil Worldwide Inc.	17,340	235,808
Cheryong Electric Co. Ltd.	3,000	126,638
Chong Kun Dang Pharmaceutical Corp.	2,280	212,414
Chunbo Co. Ltd.(a)	1,920	86,295
CJ Corp.	3,960	332,644
CJ ENM Co. Ltd.(a)	3,194	173,742
CJ Logistics Corp.	2,760	195,173
Classys Inc.	6,540	246,744
Cosmax Inc.	2,460	223,951
Cosmochemical Co. Ltd.(a)	8,235	120,410
Creative & Innovative System(a)	17,460	139,958
CS Wind Corp.	7,800	377,465
Daeduck Electronics Co. Ltd./New(c)	10,140	152,402
Daejoo Electronic Materials Co. Ltd.(a)	3,480	292,775
Daesang Corp.	8,096	125,909
Daewoo Engineering & Construction Co. Ltd.(a)	51,840	156,782
Daewoong Co. Ltd.	6,840	131,281
Daewoong Pharmaceutical Co. Ltd.(c)	1,568	175,967
Daishin Securities Co. Ltd.	7,073	88,471
Daou Technology Inc.	7,080	95,907
DB HiTek Co. Ltd.	9,600	293,567
Dentium Co. Ltd.	2,280	136,771
DGB Financial Group Inc.	36,300	227,943
DL E&C Co. Ltd.	8,520	210,986
DL Holdings Co. Ltd.	3,840	132,505
Dong-A Socio Holdings Co. Ltd.	1,260	118,846
Dong-A ST Co. Ltd.	1,860	106,376
Dongjin Semichem Co. Ltd.	11,100	260,940
DongKook Pharmaceutical Co. Ltd.	9,725	132,662
Dongkuk Steel Mill Co. Ltd/New	3,559	22,048
Dongsuh Companies Inc.	9,921	138,508
Dongwon F&B Co. Ltd.	3,277	82,864
Doosan Co. Ltd.	2,266	254,196
Doosan Fuel Cell Co. Ltd.(a)	10,320	145,121
Doosan Tesna Inc.	4,080	100,355
DoubleUGames Co. Ltd.	3,720	136,986
Douzone Bizon Co. Ltd.	5,460	245,982
Duk San Neolux Co. Ltd.(a)	3,368	85,247
Ecopro HN Co. Ltd.	3,300	114,863
E-MART Inc.	5,460	260,551
EMRO Inc., NVS(a)	2,400	91,465
EM-Tech Co. Ltd.	476	9,105
Eo Technics Co. Ltd.	2,460	317,601
Security	Shares	Value
South Korea (continued)
ESR Kendall Square REIT Co. Ltd.	49,178	$189,271
Eugene Technology Co. Ltd.(c)	5,040	174,183
F&F Co. Ltd./New	4,320	189,924
Fila Holdings Corp.	12,120	384,578
Foosung Co. Ltd.(a)	22,320	111,442
Gaonchips Co. Ltd.(a)	2,760	99,738
GC Cell Corp.	3,300	86,856
GOLFZON Co. Ltd.	202	10,016
Green Cross Corp.	1,800	230,126
Green Cross Holdings Corp.	9,350	116,648
GS Engineering & Construction Corp.(a)	18,720	287,888
GS Retail Co. Ltd.	9,840	162,378
HAESUNG DS Co. Ltd.	3,549	78,604
Hana Materials Inc.(c)	2,880	74,502
Hana Micron Inc.	15,720	149,973
Hana Tour Service Inc.	4,061	150,247
Hanall Biopharma Co. Ltd.(a)	10,440	313,701
Hanil Cement Co. Ltd./New	8,460	93,875
Hankook & Co. Co. Ltd.	7,620	97,204
Hanmi Science Co. Ltd.	6,480	160,119
Hanon Systems	44,635	135,599
Hansae Co. Ltd.	5,766	71,291
Hansol Chemical Co. Ltd.	2,700	292,182
Hanssem Co. Ltd.	2,760	113,141
Hanwha Corp.	9,240	201,508
Hanwha Investment & Securities Co. Ltd.(a)	46,140	117,696
Hanwha Life Insurance Co. Ltd.	90,360	201,145
Hanwha Systems Co. Ltd.	20,700	289,368
HD Hyundai Construction Equipment Co. Ltd	3,660	145,062
HD Hyundai Infracore Co. Ltd.(c)	39,426	212,562
HD Hyundai Mipo(a)	6,960	538,259
HDC Hyundai Development Co-Engineering & Construction, Class E	11,880	230,800
Hite Jinro Co. Ltd.	9,698	150,377
HL Mando Co. Ltd.	9,000	229,697
HLB Life Science Co. Ltd.(a)(c)	31,080	275,872
Hotel Shilla Co. Ltd.	8,755	312,267
HPSP Co. Ltd.	15,420	344,168
Hugel Inc.(a)	1,800	366,803
Hyosung Advanced Materials Corp.	840	178,403
Hyosung Corp.	2,109	77,971
Hyosung Heavy Industries Corp.	1,380	299,644
Hyosung TNC Corp.	720	160,453
Hyundai Bioscience Co. Ltd.(a)	10,500	160,543
Hyundai Department Store Co. Ltd.	4,682	167,703
Hyundai Elevator Co. Ltd.	6,660	209,830
Hyundai Feed Inc.(a)(d)	44,392	33,032
Hyundai Marine & Fire Insurance Co. Ltd.	15,420	401,769
Hyundai Rotem Co. Ltd.	21,900	885,836
Hyundai Wia Corp.	4,620	177,376
Iljin Hysolus Co. Ltd.(a)	6,240	96,986
Innocean Worldwide Inc.	4,620	68,135
Innox Advanced Materials Co. Ltd.	4,320	94,212
Intellian Technologies Inc.	3,180	131,991
IS Dongseo Co. Ltd.	5,342	97,324
ISC Co. Ltd.	3,360	137,134
ISU Specialty Chemical, NVS(a)	5,725	228,243
IsuPetasys Co. Ltd.	14,460	452,811
JB Financial Group Co. Ltd.	34,620	367,056
Jeju Semiconductor Corp.(a)	12,480	129,328
Jin Air Co. Ltd.(a)	11,150	88,451
JR Global REIT	61,020	166,297

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Jusung Engineering Co. Ltd.	10,020	$202,469
JW Pharmaceutical Corp.	4,620	102,747
JYP Entertainment Corp.	8,160	313,103
K Car Co. Ltd., NVS	8,400	85,770
Kakao Games Corp.(a)	11,520	157,899
Kangwon Land Inc.	27,180	325,422
KCC Corp.	1,320	283,450
KCC Glass Corp.	4,260	131,514
KEPCO Engineering & Construction Co. Inc.	5,040	253,694
KEPCO Plant Service & Engineering Co. Ltd.	6,540	203,846
KG Dongbusteel	16,320	70,611
KIWOOM Securities Co. Ltd.	4,224	428,156
KMW Co. Ltd.(a)	805	4,619
Koh Young Technology Inc.	16,620	134,218
Kolmar Korea Co. Ltd.	4,370	213,651
Kolon Industries Inc.	5,160	135,309
KoMiCo Ltd.	2,820	143,143
Korea Electric Terminal Co. Ltd.	1,800	100,314
Korea Gas Corp.(a)	8,387	326,928
Korea Line Corp.(a)	50,035	73,226
Korea Petrochemical Ind Co. Ltd.(c)	1,260	98,464
Korean Reinsurance Co.	25,860	164,060
Kumho Tire Co. Inc.(a)	35,640	123,709
Kyung Dong Navien Co. Ltd.	2,849	147,160
Lake Materials Co. Ltd.(a)	12,660	170,407
LEENO Industrial Inc.	2,880	422,419
LIG Nex1 Co. Ltd.	3,600	525,958
LigaChem Biosciences Inc.(a)	7,860	568,411
Lotte Corp.	8,580	159,226
Lotte Energy Materials Corp.	6,480	190,806
Lotte Fine Chemical Co. Ltd.	4,260	155,487
LOTTE REIT Co. Ltd.	45,930	135,877
Lotte Rental Co. Ltd.	180	4,218
Lotte Shopping Co. Ltd.	3,300	154,224
Lotte Tour Development Co. Ltd.(a)	17,940	127,395
LS Corp.	5,220	444,236
LX International Corp.	8,580	205,923
LX Semicon Co. Ltd.	3,120	160,668
Medytox Inc.	1,560	231,772
MegaStudyEdu Co. Ltd.	2,730	100,864
Mezzion Pharma Co. Ltd.(a)	6,960	167,694
Myoung Shin Industrial Co. Ltd.(c)	11,520	101,005
Naturecell Co. Ltd.(a)(c)	16,860	129,411
Nexon Games Co. Ltd.(a)	6,960	99,629
Nextin Inc.	3,240	117,585
NHN Corp.	5,160	76,949
NICE Information Service Co. Ltd.	12,360	95,051
NKMax Co. Ltd.(a)(d)	25,080	33,343
NongShim Co. Ltd.	960	277,195
OCI Co. Ltd.	1,620	97,516
OCI Holdings Co. Ltd.	4,500	240,824
Orion Holdings Corp.	6,852	80,254
Oscotec Inc.(a)	9,060	284,843
Ottogi Corp.	640	199,577
Pan Ocean Co. Ltd.	81,420	226,532
Paradise Co. Ltd.	14,340	120,295
Park Systems Corp.	1,742	248,675
Pearl Abyss Corp.(a)(c)	9,060	230,416
People & Technology Inc.(a)	5,880	249,488
Peptron Inc.(a)	6,540	242,798
PharmaResearch Co. Ltd.	2,092	272,833
PI Advanced Materials Co. Ltd.(a)	4,380	86,747
Security	Shares	Value
South Korea (continued)
Poongsan Corp.	4,920	$237,227
Posco M-Tech Co. Ltd.	7,440	92,349
PSK Inc.	8,400	162,641
Rainbow Robotics(a)	2,730	296,202
S&S Tech Corp.	5,160	102,925
S-1 Corp.	4,740	210,160
Sam Chun Dang Pharm Co. Ltd.(a)	4,320	512,175
Sam-A Aluminum Co. Ltd., Class A	1,800	63,606
Samsung Securities Co. Ltd.	17,423	617,169
Samyang Foods Co. Ltd.	1,260	467,479
Samyang Holdings Corp.	1,260	68,652
SD Biosensor Inc.(a)	18,240	146,088
Sebang Global Battery Co. Ltd.	2,160	164,049
Seegene Inc.	11,340	219,189
Seojin System Co. Ltd.(a)	9,060	169,001
Seoul Semiconductor Co. Ltd.	9,300	67,143
SFA Engineering Corp.(c)	5,820	108,876
SFA Semicon Co. Ltd.(a)	29,700	88,768
Shin Poong Pharmaceutical Co. Ltd.(a)	12,840	128,324
Shinsegae Inc.	1,920	216,696
Shinsegae International Inc.	5,760	57,268
Shinsung Delta Tech Co. Ltd.	5,280	191,542
Silicon2 Co. Ltd.(a)	9,180	266,312
SIMMTECH Co. Ltd.	7,020	112,431
SK Chemicals Co. Ltd.	2,947	109,816
SK IE Technology Co. Ltd.(a)(b)	7,740	191,116
SK Networks Co. Ltd.	29,760	114,125
SK oceanplant Co. Ltd.(a)	9,180	98,577
SK REITs Co. Ltd.	48,660	194,125
SL Corp.	4,800	121,615
SM Entertainment Co. Ltd.	3,426	161,423
SNT Motiv Co. Ltd.	2,640	90,361
SOLUM Co. Ltd.(a)	12,900	183,286
Solus Advanced Materials Co. Ltd.	11,636	113,962
Soop Co. Ltd.	2,400	184,520
Soulbrain Co. Ltd.	1,200	213,343
ST Pharm Co. Ltd.	3,480	299,800
Studio Dragon Corp.(a)	3,718	105,123
Sungeel Hitech Co. Ltd.(a)	2,280	95,559
Synopex Inc.(a)	30,240	179,307
Taekwang Industrial Co. Ltd.	60	26,481
Taihan Electric Wire Co. Ltd.(a)	27,360	252,829
TCC Steel	5,640	141,393
TechWing Inc.	9,007	277,434
TKG Huchems Co. Ltd.	7,111	100,088
Tokai Carbon Korea Co. Ltd.	1,626	122,705
Tongyang Life Insurance Co. Ltd.	14,700	71,919
Unid Co. Ltd.	1,255	75,597
Voronoi Inc.(a)	3,660	237,467
Webzen Inc.	7,620	107,699
Wemade Co. Ltd.(a)	6,300	158,124
WONIK IPS Co. Ltd.(a)	8,280	212,491
Wonik QnC Corp.	5,692	116,144
W-Scope Chungju Plant Co. Ltd.(a)	5,460	82,018
YG Entertainment Inc.	3,844	98,420
Youngone Corp.	7,260	206,695
		43,192,620
Taiwan — 22.2%
AcBel Polytech Inc.(a)	240,773	264,354
Acter Group Corp. Ltd.	30,000	261,843
ADATA Technology Co. Ltd.	60,405	179,164
Adimmune Corp.(a)	120,000	109,116
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Advanced Ceramic X Corp.	12,000	$67,094
Advanced Energy Solution Holding Co. Ltd.	10,000	161,097
Advanced Wireless Semiconductor Co.	60,596	218,124
Airoha Technology Corp., NVS	3,000	60,740
Allis Electric Co. Ltd.	60,000	249,762
Andes Technology Corp.(a)	13,000	150,744
AP Memory Technology Corp.	28,000	284,746
Arcadyan Technology Corp.	60,541	277,652
Ardentec Corp.	120,000	260,369
Asia Optical Co. Inc.	60,000	229,762
ASMedia Technology Inc.	8,000	444,718
ASPEED Technology Inc.	8,800	1,357,610
AURAS Technology Co. Ltd.	17,000	327,344
BES Engineering Corp.	420,000	175,634
Bizlink Holding Inc.	44,570	634,346
Bora Pharmaceuticals Co. Ltd.	16,184	377,958
Brighton-Best International Taiwan Inc.	118,000	126,152
Capital Securities Corp.	522,530	355,874
Career Technology MFG. Co. Ltd.(a)	123,986	91,888
Cathay Real Estate Development Co. Ltd.	180,300	160,867
Center Laboratories Inc.	167,435	245,376
Century Iron & Steel Industrial Co. Ltd.	60,000	446,220
Chang Wah Electromaterials Inc.	120,000	233,697
Chang Wah Technology Co. Ltd.	149,500	189,515
Channel Well Technology Co. Ltd.	60,000	127,198
Charoen Pokphand Enterprise	60,300	186,611
Cheng Loong Corp.	234,000	189,461
Cheng Uei Precision Industry Co. Ltd.	118,000	264,770
Chicony Electronics Co. Ltd.	180,000	912,600
Chicony Power Technology Co. Ltd.	60,000	240,388
China Man-Made Fiber Corp.(a)	360,031	92,009
China Motor Corp.	64,200	158,419
China Petrochemical Development Corp.(a)	1,080,145	328,836
China Steel Chemical Corp.	60,000	187,794
Chin-Poon Industrial Co. Ltd.	118,000	159,850
Chipbond Technology Corp.	171,000	358,478
ChipMOS Technologies Inc.	180,000	215,162
Chong Hong Construction Co. Ltd.	60,424	217,528
Chroma ATE Inc.	118,000	1,204,876
Chung Hung Steel Corp.	292,000	176,698
Chung Hwa Pulp Corp.(a)	120,000	72,790
Chung-Hsin Electric & Machinery Manufacturing Corp.	120,000	644,143
Cleanaway Co. Ltd.	40,000	239,011
Clevo Co.	120,000	221,650
Compeq Manufacturing Co. Ltd.	292,000	749,402
Coretronic Corp.	60,400	152,168
Co-Tech Development Corp.	60,000	121,874
CSBC Corp. Taiwan(a)	240,361	139,985
CTCI Corp.	176,000	276,154
Cub Elecparts Inc.	46,615	146,725
Da-Li Development Co. Ltd.	63,250	123,414
Darfon Electronics Corp.	60,000	99,827
Delpha Construction Co. Ltd.	120,000	182,560
Dynamic Holding Co. Ltd.	60,000	123,424
Dynapack International Technology Corp.	61,000	197,124
EirGenix Inc.(a)	60,000	161,123
Elan Microelectronics Corp.	87,000	400,329
Elite Material Co. Ltd.	78,000	1,138,564
Elite Semiconductor Microelectronics Technology Inc.	60,000	149,622
Ennoconn Corp.	30,000	279,043
Ennostar Inc.	120,184	158,101
Security	Shares	Value
Taiwan (continued)
Episil Technologies Inc.(a)	60,425	$118,189
Eternal Materials Co. Ltd.	240,129	236,583
Etron Technology Inc.(a)	132,294	162,922
Evergreen International Storage & Transport Corp.	180,000	176,172
Evergreen Steel Corp.	60,000	232,681
Everlight Electronics Co. Ltd.	118,000	291,416
Far Eastern Department Stores Ltd.	240,000	212,192
Far Eastern International Bank	716,616	317,324
Faraday Technology Corp.	60,394	575,729
Farglory Land Development Co. Ltd.	90,000	228,323
Feng Hsin Steel Co. Ltd.	120,000	310,776
Fitipower Integrated Technology Inc.	27,332	228,762
FLEXium Interconnect Inc.	60,418	163,823
FocalTech Systems Co. Ltd.	60,000	152,543
Formosa Taffeta Co. Ltd.	120,000	80,184
Fositek Corp.	13,000	326,223
Foxconn Technology Co. Ltd.	240,000	514,380
Foxsemicon Integrated Technology Inc.	25,200	276,915
Fulgent Sun International Holding Co. Ltd.	56,330	212,757
Fusheng Precision Co. Ltd.	26,000	230,864
G Shank Enterprise Co. Ltd.	34,000	114,254
General Interface Solution Holding Ltd.(a)	60,000	115,695
Genius Electronic Optical Co. Ltd.	24,585	434,565
Getac Holdings Corp.	120,000	424,201
Giant Manufacturing Co. Ltd.	118,000	880,502
Global Brands Manufacture Ltd.	115,000	226,877
Global Mixed Mode Technology Inc.	21,000	150,083
Gloria Material Technology Corp.	120,000	179,746
Gold Circuit Electronics Ltd.	114,600	757,903
Goldsun Building Materials Co. Ltd.	300,426	514,684
Gourmet Master Co. Ltd.	60,821	157,408
Grand Pacific Petrochemical(a)	300,161	124,388
Grand Process Technology Corp.	6,000	368,917
Grape King Bio Ltd.	60,000	269,153
Great Tree Pharmacy Co. Ltd.	22,986	138,050
Great Wall Enterprise Co. Ltd.	180,284	301,924
Greatek Electronics Inc.	60,000	112,712
Gudeng Precision Industrial Co. Ltd.	18,000	308,021
Hannstar Board Corp.	60,481	100,786
HannStar Display Corp.(a)	698,320	200,277
Highwealth Construction Corp.	361,909	630,108
Hiwin Technologies Corp.	60,044	406,166
Holtek Semiconductor Inc.	60,000	93,720
Holy Stone Enterprise Co. Ltd.	60,152	171,510
Hota Industrial Manufacturing Co. Ltd.	61,773	130,303
Hotai Finance Co. Ltd.	71,780	222,311
Hsin Kuang Steel Co. Ltd.	120,000	223,687
HTC Corp.(a)	240,000	334,494
Huaku Development Co. Ltd.	66,588	309,657
IBF Financial Holdings Co. Ltd.	677,765	334,082
Innodisk Corp.	29,130	267,576
International CSRC Investment Holdings Co.(a)	240,945	123,553
International Games System Co. Ltd.	74,000	1,805,426
ITE Technology Inc.	60,000	272,580
ITEQ Corp.	60,559	154,532
Jentech Precision Industrial Co. Ltd.	24,399	1,035,497
Jinan Acetate Chemical Co. Ltd.	13,692	394,240
Johnson Health Tech Co. Ltd.	55,000	211,587
JSL Construction & Development Co. Ltd.	25,149	156,736
Kaori Heat Treatment Co. Ltd.	21,047	245,465
Kenda Rubber Industrial Co. Ltd.	240,260	236,233
Kenmec Mechanical Engineering Co. Ltd.	62,088	185,026

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Kerry TJ Logistics Co. Ltd.	120,000	$148,433
Kindom Development Co. Ltd.	120,400	214,617
King Slide Works Co. Ltd.	17,000	675,105
King Yuan Electronics Co. Ltd.	300,000	1,139,447
King's Town Bank Co. Ltd.	234,000	392,783
Kinik Co.	29,000	307,263
Kinpo Electronics	300,000	223,773
Kinsus Interconnect Technology Corp.	60,000	222,301
KMC Kuei Meng International Inc.	15,000	72,848
Kuo Toong International Co. Ltd.	120,134	251,010
L&K Engineering Co. Ltd.	61,489	474,879
Lien Hwa Industrial Holdings Corp.	326,444	642,706
Longchen Paper & Packaging Co. Ltd.(a)	241,775	105,824
Lotes Co. Ltd.	23,181	1,111,299
Lotus Pharmaceutical Co. Ltd.	60,000	538,846
LuxNet Corp.	58,082	212,974
M31 Technology Corp.	7,200	218,219
Machvision Inc.	4,022	45,321
Macronix International Co. Ltd.	480,000	415,906
Makalot Industrial Co. Ltd.	60,391	727,349
Materials Analysis Technology Inc.	6,018	53,892
Medigen Vaccine Biologics Corp.(a)	60,071	93,159
Mercuries & Associates Holding Ltd.	180,030	114,853
Mercuries Life Insurance Co. Ltd.(a)	820,352	204,924
Merida Industry Co. Ltd.	72,000	543,319
Merry Electronics Co. Ltd.	60,616	258,783
Microbio Co. Ltd.(a)	144,718	197,094
Mitac Holdings Corp.	240,383	338,720
MPI Corp.	25,000	601,376
Nan Kang Rubber Tire Co. Ltd.(a)	120,000	202,795
Nan Ya Printed Circuit Board Corp.	60,000	276,604
Nantex Industry Co. Ltd.	120,000	147,251
Nuvoton Technology Corp.	60,000	167,890
OBI Pharma Inc.(a)	65,769	180,921
Oneness Biotech Co. Ltd.(a)	90,820	461,867
Orient Semiconductor Electronics Ltd.	120,000	158,582
Oriental Union Chemical Corp.	180,000	101,339
Pan Jit International Inc.	60,000	104,582
Pan-International Industrial Corp.	120,722	132,492
Parade Technologies Ltd.	23,000	579,888
Pharmally International Holding Co. Ltd.(d)	21,603	—
Phihong Technology Co. Ltd.(a)	120,432	151,021
Phison Electronics Corp.	51,000	852,031
Pixart Imaging Inc.	60,635	393,701
Polaris Group/Tw(a)	120,000	238,492
Powerchip Semiconductor Manufacturing Corp.(a)	780,000	527,357
Powertech Technology Inc.	180,000	820,584
Poya International Co. Ltd.	15,479	243,307
President Securities Corp.	300,623	248,871
Primax Electronics Ltd.	120,000	337,166
Prince Housing & Development Corp.	361,917	129,086
Promate Electronic Co. Ltd.	60,264	173,590
Qisda Corp.	420,000	471,771
Quanta Storage Inc.	56,000	174,683
Radiant Opto-Electronics Corp.	120,000	741,220
Raydium Semiconductor Corp.	18,000	200,369
RichWave Technology Corp.(a)	60,490	349,179
Ruentex Industries Ltd.	180,735	459,465
Run Long Construction Co. Ltd.	60,220	246,593
Sakura Development Co. Ltd.	139,200	305,208
Sanyang Motor Co. Ltd.	176,820	421,995
Scientech Corp.	4,829	65,356
Security	Shares	Value
Taiwan (continued)
ScinoPharm Taiwan Ltd.	60,708	$48,837
SDI Corp.	61,000	262,390
Sercomm Corp.	60,000	209,172
Shihlin Electric & Engineering Corp.	60,000	415,493
Shin Zu Shing Co. Ltd.	60,856	431,004
Shinfox Energy Co. Ltd.	60,000	253,975
Shinkong Insurance Co. Ltd.	60,000	178,581
Shinkong Synthetic Fibers Corp.	360,135	182,734
Shiny Chemical Industrial Co. Ltd.	60,000	309,913
Sigurd Microelectronics Corp.	120,124	293,745
Silicon Integrated Systems Corp.	118,900	257,935
Simplo Technology Co. Ltd.	60,600	704,601
Sinbon Electronics Co. Ltd.	60,000	557,832
Sincere Navigation Corp.	120,000	104,662
Sino-American Silicon Products Inc.	120,000	747,987
Sinyi Realty Inc.	178,778	184,219
Sitronix Technology Corp.	43,000	315,382
Solar Applied Materials Technology Corp.	120,943	250,254
Sporton International Inc.	27,300	192,067
Standard Foods Corp.	118,000	144,320
Sunny Friend Environmental Technology Co. Ltd.	106	313
Sunonwealth Electric Machine Industry Co. Ltd.	60,000	181,009
Sunplus Technology Co. Ltd.(a)	120,000	118,134
Supreme Electronics Co. Ltd.	180,017	422,811
Synmosa Biopharma Corp.	132,952	158,968
Systex Corp.	60,000	227,204
T3EX Global Holdings Corp.	60,000	168,099
TA Chen Stainless Pipe	494,232	563,999
Ta Ya Electric Wire & Cable	252,949	418,369
Taichung Commercial Bank Co. Ltd.	1,080,197	609,732
TaiMed Biologics Inc.(a)	61,793	167,105
Tainan Spinning Co. Ltd.	360,190	185,690
Taiwan Cogeneration Corp.	180,860	251,756
Taiwan Fertilizer Co. Ltd.	180,000	336,931
Taiwan Glass Industry Corp.(a)	350,000	180,897
Taiwan Hon Chuan Enterprise Co. Ltd.	107,004	538,409
Taiwan Mask Corp.	60,000	121,551
Taiwan Paiho Ltd.	91,050	175,041
Taiwan Secom Co. Ltd.	60,450	278,682
Taiwan Semiconductor Co. Ltd.	60,000	123,597
Taiwan Shin Kong Security Co. Ltd.	107,366	140,626
Taiwan Surface Mounting Technology Corp.	60,000	219,745
Taiwan TEA Corp.(a)	180,000	119,487
Taiwan Union Technology Corp.	60,000	329,301
Taiwan-Asia Semiconductor Corp.	120,000	148,974
Tatung Co. Ltd.(a)	420,000	603,143
TCI Co. Ltd.	37,528	169,220
Teco Electric and Machinery Co. Ltd.	360,000	552,357
Test Research Inc.	60,000	299,715
Ton Yi Industrial Corp.	180,000	93,409
Tong Hsing Electronic Industries Ltd.	60,478	269,042
Tong Yang Industry Co. Ltd.	118,133	354,043
Topco Scientific Co. Ltd.	60,704	537,091
TPK Holding Co. Ltd.(a)	118,000	167,160
Transcend Information Inc.	60,000	194,121
Tripod Technology Corp.	120,000	776,536
TSEC Corp.	176,997	135,717
TSRC Corp.	240,000	175,409
TTY Biopharm Co. Ltd.	60,450	141,971
Tung Ho Steel Enterprise Corp.	180,750	441,579
TXC Corp.	120,000	432,791
U-Ming Marine Transport Corp.	120,000	205,563
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Union Bank of Taiwan	258,598	$124,867
Unitech Printed Circuit Board Corp.(a)	180,000	216,825
United Integrated Services Co. Ltd.	60,400	652,276
United Renewable Energy Co. Ltd.(a)	420,059	158,301
Universal Microwave Technology Inc.	14,000	152,735
UPC Technology Corp.	240,741	90,000
USI Corp.	180,070	84,382
Via Technologies Inc.	60,000	249,989
VisEra Technologies Co. Ltd.	32,000	310,297
Visual Photonics Epitaxy Co. Ltd.	60,425	269,021
Wafer Works Corp.	180,918	199,159
Waffer Technology Corp.	41,000	97,701
Wah Lee Industrial Corp.	61,340	260,616
Walsin Technology Corp.	58,000	201,217
Win Semiconductors Corp.(a)	112,000	480,137
WinWay Technology Co. Ltd.	7,000	258,252
Wisdom Marine Lines Co. Ltd.	138,000	290,102
Wistron NeWeb Corp.	120,240	460,155
WT Microelectronics Co. Ltd.	180,711	668,630
XinTec Inc.	60,000	499,053
Xxentria Technology Materials Corp.	83,944	165,426
YFY Inc.	300,000	290,552
Yieh Phui Enterprise Co. Ltd.	245,397	116,191
Yulon Finance Corp.	60,285	271,114
Yulon Motor Co. Ltd.	180,955	308,958
YungShin Global Holding Corp.	60,200	108,386
		82,989,891
Thailand — 2.9%
AEON Thana Sinsap Thailand PCL, NVDR(c)	24,000	90,701
Amata Corp. PCL, NVDR	300,076	193,972
AP Thailand PCL, NVDR	653,200	163,024
B Grimm Power PCL, NVDR	270,000	160,789
Bangchak Corp. PCL, NVDR	282,000	310,879
Bangkok Chain Hospital PCL, NVDR	413,700	188,240
Bangkok Commercial Asset Management PCL, NVDR	492,000	109,765
Bangkok Life Assurance PCL, NVDR	190,300	98,453
Banpu PCL, NVDR	2,286,000	367,713
BCPG PCL, NVDR	540,000	97,326
Betagro PCL, NVS	216,000	152,541
BTS Group Holdings PCL, NVDR(a)	2,118,000	265,201
Carabao Group PCL, NVDR	108,000	219,069
Central Plaza Hotel PCL, NVDR	186,400	192,552
CH Karnchang PCL, NVDR	426,000	238,665
Chularat Hospital PCL, NVDR	1,656,000	125,258
CK Power PCL, NVDR	1,062,100	113,436
Com7 PCL, NVDR	324,000	234,514
Dhipaya Group Holdings PCL, NVDR	108,000	84,757
Eastern Polymer Group PCL, NVDR	261,100	30,395
Electricity Generating PCL, NVDR	72,000	227,241
Erawan Group PCL (The), NVDR(c)	1,209,700	136,674
GFPT PCL, NVDR	252,000	93,159
Gunkul Engineering PCL, NVDR	1,704,099	122,505
Hana Microelectronics PCL, NVDR	186,000	214,549
IRPC PCL, NVDR(c)	2,646,000	111,733
I-TAIL Corp. PCL, NVS	240,000	143,854
Jasmine International PCL, NVDR	1,302,164	99,480
JMT Network Services PCL, NVDR	210,000	98,149
KCE Electronics PCL, NVDR	234,000	263,275
Kiatnakin Phatra Bank PCL, NVDR	72,032	97,863
Land & Houses PCL, NVDR	2,244,000	373,802
MBK PCL, NVDR	402,000	205,317
Security	Shares	Value
Thailand (continued)
Mega Lifesciences PCL, NVDR	120,000	$134,096
MK Restaurants Group PCL, NVDR	102,000	80,617
Muangthai Capital PCL, NVDR	228,000	293,476
Ngern Tid Lor PCL, NVDR(c)	392,067	190,536
Osotspa PCL, NVDR	360,000	238,079
Plan B Media PCL, NVDR	952,480	230,528
Pruksa Holding PCL, NVDR(c)	276,000	73,393
PTG Energy PCL, NVDR	72,000	17,974
Quality Houses PCL, NVDR(c)	2,229,867	118,708
Ratch Group PCL, NVDR	312,000	280,636
Sansiri PCL, NVDR	5,226,000	264,243
Sappe PCL(c)	48,000	99,742
Siam Global House PCL, NVDR	486,001	211,541
Siamgas & Petrochemicals PCL, NVDR	111,600	22,752
Sino-Thai Engineering & Construction PCL, NVDR(c)	384,028	98,384
SISB PCL	126,000	111,831
Sri Trang Agro-Industry PCL, NVDR	276,080	181,597
Srisawad Corp. PCL, NVDR	222,000	248,529
Star Petroleum Refining PCL, NVDR(c)	666,000	139,737
Supalai PCL, NVDR	378,000	196,524
Thai Life Insurance PCL, NVDR	632,100	145,675
Thai Union Group PCL, NVDR	768,000	355,712
Thai Vegetable Oil PCL, NVDR	114,160	77,305
Thanachart Capital PCL, NVDR	72,000	107,288
Thonburi Healthcare Group PCL, NVDR(c)	110,400	97,858
Tipco Asphalt PCL, NVDR(c)	288,000	142,958
Tisco Financial Group PCL, NVDR	47,200	133,223
TOA Paint Thailand PCL, NVDR	198,000	105,304
TPI Polene Power PCL, NVDR(c)	1,194,000	105,130
TTW PCL, NVDR	624,000	169,618
VGI PCL, NVDR(a)(c)	1,452,050	104,446
WHA Corp. PCL, NVDR	2,682,000	419,676
		10,821,967
Turkey — 2.0%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS(a)	85,132	40,302
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	240,240	93,655
Akcansa Cimento A/S	15,720	72,897
Akfen Yenilenebilir Enerji A/S, NVS(a)	117,900	75,504
Aksa Akrilik Kimya Sanayii AS	538,560	140,864
Alarko Holding A/S	58,680	165,679
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	38,640	64,982
Anadolu Anonim Turk Sigorta Sirketi(a)	63,360	143,003
Aygaz AS	22,740	99,845
Baticim Bati Anadolu Cimento Sanayii A/S(a)	28,200	192,845
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	4,320	92,240
Can2 Termik AS(a)	1,061,063	52,318
Cimsa Cimento Sanayi VE Ticaret AS	131,284	138,173
Dogan Sirketler Grubu Holding AS	366,120	167,556
Dogus Otomotiv Servis ve Ticaret AS	18,060	126,282
Eczacibasi Yatirim Holding Ortakligi A/S	11,640	72,348
EGE Endustri VE Ticaret AS	540	160,548
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	45,300	65,651
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	637,980	218,376
Enerjisa Enerji AS(b)	87,060	153,463
Enerya Enerji A/S, NVS	15,180	90,130
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	20,520	52,215
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	44,820	57,327
Hektas Ticaret TAS(a)	297,061	101,699
Is Gayrimenkul Yatirim Ortakligi AS(a)	149,160	69,607
Is Yatirim Menkul Degerler AS	152,760	163,091

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	298,800	$201,481
Kiler Holding AS(a)	99,600	93,485
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	—
Kontrolmatik Enerji Ve Muhendislik AS, NVS	104,640	151,162
Koza Altin Isletmeleri AS	303,000	223,568
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	48,720	89,298
Kustur Kusadasi Tur. End. A/S, NVS	240	28,669
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	107,400	333,633
MIA Teknoloji A/S, NVS(a)	75,780	107,870
Migros Ticaret AS	29,640	421,937
MLP Saglik Hizmetleri AS(a)(b)	24,360	235,757
Nuh Cimento Sanayi AS	18,540	135,917
Otokar Otomotiv Ve Savunma Sanayi AS	15,540	213,337
Oyak Cimento Fabrikalari AS(a)	69,240	139,407
Oyak Yatirim Menkul Degerler AS, NVS(a)	29,820	35,691
Petkim Petrokimya Holding AS(a)	376,620	253,555
Politeknik Metal Sanayi ve Ticaret A/S, NVS(a)	223	51,345
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	156,776	107,855
SDT Uzay VE Savunma Teknolojileri A/S, NVS	4,182	30,731
Selcuk Ecza Deposu Ticaret ve Sanayi AS	38,400	61,423
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	57,060	72,514
Sok Marketler Ticaret AS	81,540	126,897
TAV Havalimanlari Holding AS(a)	61,800	453,270
Torunlar Gayrimenkul Yatirim Ortakligi A/S	89,760	126,189
Turkiye Sigorta A/S	343,440	126,804
Turkiye Sinai Kalkinma Bankasi AS(a)	450,118	152,437
Ulker Biskuvi Sanayi AS(a)	66,180	287,469
Verusa Holding A/S	11,220	116,573
Vestel Elektronik Sanayi ve Ticaret AS(a)	46,200	89,561
Zorlu Enerji Elektrik Uretim AS(a)	696,360	92,992
		7,431,427
United Arab Emirates — 1.1%
Agility Global PLC	888,486	280,612
Agthia Group PJSC	126,695	239,740
Air Arabia PJSC	739,320	543,984
Ajman Bank PJSC(a)	365,340	178,052
Al Waha Capital PJSC	403,380	171,529
AL Yah Satellite Communications Co-PJSC-Yah Sat	307,740	168,400
Amanat Holdings PJSC	413,700	129,533
Aramex PJSC(a)	218,691	144,093
Dana Gas PJSC(a)	1,779,600	329,479
Dubai Financial Market PJSC	481,124	169,087
Dubai Investments PJSC	588,540	326,891
Emirates Central Cooling Systems Corp.	540,000	252,883
Gulf Navigation Holding PJSC(a)	127,920	219,072
National Central Cooling Co. PJSC	235,020	188,766
Parkin Co. PJSC(a)	202,260	194,944
Ras Al Khaimah Ceramics	183,480	114,898
Sharjah Islamic Bank	378,864	233,125
Taaleem Holdings PJSC, NVS	100,020	99,125
		3,984,213
Total Common Stocks — 99.1% (Cost: $300,799,100)		370,287,833
Preferred Stocks
Brazil — 0.5%
Alpargatas SA, Preference Shares, NVS	66,252	90,515
Azul SA, Preference Shares, NVS	86,460	82,687
Security	Shares	Value
Brazil (continued)
Banco ABC Brasil SA, Preference Shares, NVS	27,240	$112,373
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	41,380	92,217
Banco Pan SA, Preference Shares, NVS	100,278	176,146
Bradespar SA, Preference Shares, NVS	67,380	232,772
Cia. De Sanena Do Parana, Preference Shares, NVS	80,700	83,765
Marcopolo SA, Preference Shares, NVS	256,320	334,274
Metalurgica Gerdau SA, Preference Shares, NVS	136,800	254,621
Randon SA Implementos e Participacoes, Preference Shares, NVS	54,300	106,077
Unipar Carbocloro SA, Class B, Preference Shares, NVS	15,312	128,456
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	135,000	149,230
		1,843,133
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	118,238	375,398
Total Preferred Stocks — 0.6% (Cost: $1,950,229)		2,218,531
Rights
Taiwan — 0.0%
Merry Electronics Co. Ltd., (Expires 10/28/24, Strike Price TWD 95)	60,616	1,187
Thailand — 0.0%
BTS Group Holdings Public Co., Ltd., NVDR, (Expires 10/31/24, Strike Price THB 4.5)	470,666	—
Total Rights — 0.0% (Cost: $—)		1,187
Warrants
Thailand — 0.0%
VGI Public Co., Ltd., Expires 12/31/25, Strike Price THB 1.5 )	145,205	4,033
Total Warrants — 0.0% (Cost: $—)		4,033
Total Long-Term Investments — 99.7% (Cost: $302,749,329)		372,511,584
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(g)(h)(i)	10,544,110	10,550,436
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(g)(h)	1,930,000	1,930,000
Total Short-Term Securities — 3.3% (Cost: $12,471,346)		12,480,436
Total Investments — 103.0% (Cost: $315,220,675)		384,992,020
Liabilities in Excess of Other Assets — (3.0)%		(11,181,882)
Net Assets — 100.0%		$373,810,138

(a)	Non-income producing security.
Schedule of Investments

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $285,678, representing 0.1% of its net assets as of period end, and an original cost of $144,129.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,798,508	$—	$(9,252,390)(a)	$3,181	$1,137	$10,550,436	10,544,110	$673,043 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,930,000 (a)	—	—	—	1,930,000	1,930,000	119,425	—
				$3,181	$1,137	$12,480,436		$792,468	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	15	09/20/24	$825	$14,629
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$14,629	$—	$—	$—	$14,629

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Small-Cap ETF

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$121,350	$—	$—	$—	$121,350
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$14,629	$—	$—	$—	$14,629
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$361,251
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$67,669,990	$302,146,812	$471,031	$370,287,833
Preferred Stocks	2,218,531	—	—	2,218,531
Rights	—	1,187	—	1,187
Warrants	—	4,033	—	4,033
Short-Term Securities
Money Market Funds	12,480,436	—	—	12,480,436
	$82,368,957	$302,152,032	$471,031	$384,992,020
Derivative Financial Instruments(a)
Assets
Equity Contracts	$14,629	$—	$—	$14,629

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
August 31, 2024

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$80,013,817,314	$71,035,279	$411,841,463	$372,511,584
Investments, at value—affiliated(c)	3,199,146,874	1,138,673	3,351,232	12,480,436
Cash	—	24,221	88,251	—
Cash pledged for futures contracts	7,973,000	7,000	32,000	26,000
Foreign currency, at value(d)	381,882,171	737,386	3,017,412	1,962,572
Receivables:
Investments sold	1,383,839,150	2,111,323	5,461,081	9,060,851
Securities lending income—affiliated	6,231,375	568	5,650	42,375
Dividends—unaffiliated	125,817,379	138,102	276,058	643,188
Dividends—affiliated	2,652,162	7,511	20,072	22,834
From custodian	630,809,205	1,150,980	4,350,144	2,739,637
Tax reclaims	787,382	—	—	14,869
Variation margin on futures contracts	312,770	262	2,364	1,200
Total assets	85,753,268,782	76,351,305	428,445,727	399,505,546
LIABILITIES
Bank overdraft	56,027,381	—	—	107,511
Collateral on securities loaned, at value	3,026,576,889	408,749	2,863,073	10,547,591
Payables:
Investments purchased	1,523,232,730	2,692,720	7,895,618	9,049,347
Deferred foreign capital gain tax	836,003,623	1,924,766	5,377,727	5,705,071
Foreign taxes	2,860,308	22,607	—	56,933
Investment advisory fees	5,968,981	42,905	167,989	224,445
Professional fees	761,791	—	—	4,510
Total liabilities	5,451,431,703	5,091,747	16,304,407	25,695,408
Commitments and contingent liabilities
NET ASSETS	$80,301,837,079	$71,259,558	$412,141,320	$373,810,138
NET ASSETS CONSIST OF
Paid-in capital	$78,566,179,351	$318,775,067	$486,957,163	$325,032,310
Accumulated earnings (loss)	1,735,657,728	(247,515,509)	(74,815,843)	48,777,828
NET ASSETS	$80,301,837,079	$71,259,558	$412,141,320	$373,810,138
NET ASSET VALUE
Shares outstanding	1,471,200,000	1,950,000	5,600,000	6,000,000
Net asset value	$54.58	$36.54	$73.60	$62.30
Shares authorized	15 billion	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$66,556,427,869	$86,242,349	$354,961,796	$302,749,329
(b) Securities loaned, at value	$2,828,162,720	$375,144	$2,698,446	$9,478,499
(c) Investments, at cost—affiliated	$3,197,141,552	$1,138,269	$3,348,264	$12,471,346
(d) Foreign currency, at cost	$381,801,637	$737,943	$3,016,212	$1,961,589
See notes to financial statements.

2024 iShares Annual Financial Statements

Statements of Operations
Year Ended August 31, 2024

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,216,637,600	$2,041,208	$10,189,918	$9,284,559
Dividends—affiliated	17,931,105	58,201	165,798	119,425
Interest—unaffiliated	794,287	1,372	6,381	13,441
Securities lending income—affiliated—net(a)	68,367,344	10,152	54,260	673,043
Other income—unaffiliated	3,961,417	—	—	11,279
Foreign taxes withheld	(243,124,530)	(174,664)	(1,323,668)	(1,150,673)
Foreign withholding tax claims	4,732,048	—	—	32,103
Other foreign taxes	—	—	(7,077)	(23,224)
Total investment income	2,069,299,271	1,936,269	9,085,612	8,959,953
EXPENSES
Investment advisory	67,297,318	508,474	2,072,177	2,594,677
Professional	869,667	—	—	4,338
Interest expense	497,021	—	4,854	24,239
Commitment costs	38,715	1,143	6,800	5,847
Total expenses	68,702,721	509,617	2,083,831	2,629,101
Less:
Investment advisory fees waived	(1,711,461)	—	—	—
Total expenses after fees waived	66,991,260	509,617	2,083,831	2,629,101
Net investment income	2,002,308,011	1,426,652	7,001,781	6,330,852
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(b)	(2,176,990,433)	(4,654,690)	(11,820,927)	778,312
Investments—affiliated	95,103	(216)	534	3,181
Foreign currency transactions	(17,044,669)	(21,566)	(132,278)	(182,477)
Futures contracts	5,837,984	(6,668)	96,873	121,350
In-kind redemptions—unaffiliated(c)	55,935,373	(258,652)	(6,233,943)	949,422
	(2,132,166,642)	(4,941,792)	(18,089,741)	1,669,788
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(d)	10,356,332,288	9,163,012	67,775,344	40,611,660
Investments—affiliated	802,935	122	568	1,137
Foreign currency translations	(1,146,633)	(2,730)	4,500	2,369
Futures contracts	9,985,350	6,217	22,149	14,629
	10,365,973,940	9,166,621	67,802,561	40,629,795
Net realized and unrealized gain	8,233,807,298	4,224,829	49,712,820	42,299,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,236,115,309	$5,651,481	$56,714,601	$48,630,435
(a) Net of securities lending income tax paid of	$8,840,298	$—	$—	$—
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(6,926,802)	$(141,449)	$(1,206,995)	$(1,604,038)
(c) See Note 2 of the Notes to Financial Statements.
(d) Net of increase in deferred foreign capital gain tax of	$(672,507,145)	$(1,215,261)	$(3,311,206)	$(3,899,980)
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Core MSCI Emerging Markets ETF		iShares MSCI BIC ETF
	Year Ended 08/31/24	Year Ended(a) 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,002,308,011	$1,889,943,041	$1,426,652	$1,403,185
Net realized gain (loss)	(2,132,166,642)	339,899,724	(4,941,792)	(11,178,976)
Net change in unrealized appreciation (depreciation)	10,365,973,940	(144,518,923)	9,166,621	7,015,413
Net increase (decrease) in net assets resulting from operations	10,236,115,309	2,085,323,842	5,651,481	(2,760,378)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,168,045,913)	(1,577,225,963)	(993,063)	(1,466,684)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,021,994,291	5,471,592,469	(3,598,747)	(15,553,387)
NET ASSETS
Total increase (decrease) in net assets	9,090,063,687	5,979,690,348	1,059,671	(19,780,449)
Beginning of year	71,211,773,392	65,232,083,044	70,199,887	89,980,336
End of year	$80,301,837,079	$71,211,773,392	$71,259,558	$70,199,887

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended(a) 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,001,781	$9,398,020	$6,330,852	$8,372,097
Net realized gain (loss)	(18,089,741)	(63,641,649)	1,669,788	7,121,698
Net change in unrealized appreciation (depreciation)	67,802,561	45,884,457	40,629,795	34,787,933
Net increase (decrease) in net assets resulting from operations	56,714,601	(8,359,172)	48,630,435	50,281,728
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(8,983,682)	(8,905,772)	(8,999,836)	(5,397,487)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(164,341,006)	(25,364,343)	15,712,065	(62,550,583)
NET ASSETS
Total increase (decrease) in net assets	(116,610,087)	(42,629,287)	55,342,664	(17,666,342)
Beginning of year	528,751,407	571,380,694	318,467,474	336,133,816
End of year	$412,141,320	$528,751,407	$373,810,138	$318,467,474

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF
	Year Ended 08/31/24	Year Ended 08/31/23(a)	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of year	$49.10	$48.75	$64.18	$53.34	$48.31
Net investment income(b)	1.36 (c)	1.35	1.67	1.33	1.46
Net realized and unrealized gain (loss)(d)	5.61	0.14	(15.13)	10.70	5.21
Net increase (decrease) from investment operations	6.97	1.49	(13.46)	12.03	6.67
Distributions from net investment income(e)	(1.49)	(1.14)	(1.97)	(1.19)	(1.64)
Net asset value, end of year	$54.58	$49.10	$48.75	$64.18	$53.34
Total Return(f)
Based on net asset value	14.50%(c)	3.13%	(21.40)%	22.67%	13.97%
Ratios to Average Net Assets(g)
Total expenses	0.09%	0.10%	0.10%	0.12%	0.14%
Total expenses after fees waived	0.09%	0.09%	0.10%	0.12%	0.14%
Total expenses excluding professional fees for foreign withholding tax claims	0.09%	N/A	0.10%	0.11%	0.14%
Net investment income	2.68%(c)	2.81%	2.97%	2.12%	2.97%
Supplemental Data
Net assets, end of year (000)	$80,301,837	$71,211,773	$65,232,083	$80,599,322	$54,628,381
Portfolio turnover rate(h)	7%	21%	7%	9%	15%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2024:
• Net investment income per share by $0.00.
.• Total return by 0.00%.
.• Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI BIC ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of year	$34.24	$35.99	$50.27	$47.46	$40.23
Net investment income(b)	0.70	0.62	0.91	0.62	0.55
Net realized and unrealized gain (loss)(c)	2.08	(1.72)	(13.74)	2.74	7.34
Net increase (decrease) from investment operations	2.78	(1.10)	(12.83)	3.36	7.89
Distributions from net investment income(d)	(0.48)(e)	(0.65)	(1.45)	(0.55)	(0.66)
Net asset value, end of year	$36.54	$34.24	$35.99	$50.27	$47.46
Total Return(f)
Based on net asset value	8.26%	(3.05)%	(26.03)%	7.09%	19.78%
Ratios to Average Net Assets(g)
Total expenses	0.72%	0.70%	0.69%	0.70%	0.70%
Net investment income	2.02%	1.80%	2.15%	1.20%	1.29%
Supplemental Data
Net assets, end of year (000)	$71,260	$70,200	$89,980	$158,342	$147,123
Portfolio turnover rate(h)	10%	9%	12%	80%	42%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of year	$65.28	$66.44	$88.19	$75.48	$62.82
Net investment income(b)	1.12	1.16	1.25	1.28	1.12
Net realized and unrealized gain (loss)(c)	8.62	(1.22)	(20.98)	12.32	12.79
Net increase (decrease) from investment operations	9.74	(0.06)	(19.73)	13.60	13.91
Distributions from net investment income(d)	(1.42)	(1.10)	(2.02)	(0.89)	(1.25)
Net asset value, end of year	$73.60	$65.28	$66.44	$88.19	$75.48
Total Return(e)
Based on net asset value	15.23%	(0.08)%	(22.77)%	18.11%	22.31%
Ratios to Average Net Assets(f)
Total expenses	0.49%	0.49%	0.49%	0.50%	0.50%
Net investment income	1.66%	1.79%	1.62%	1.46%	1.68%
Supplemental Data
Net assets, end of year (000)	$412,141	$528,751	$571,381	$881,929	$558,558
Portfolio turnover rate(g)	7%	31%	24%	48%	20%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF
	Year Ended 08/31/24	Year Ended 08/31/23(a)	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of year	$55.87	$50.17	$62.28	$44.74	$41.51
Net investment income(b)	1.02 (c)	1.17	1.24	0.96	0.85
Net realized and unrealized gain (loss)(d)	6.89	5.26	(11.56)	17.81	3.52
Net increase (decrease) from investment operations	7.91	6.43	(10.32)	18.77	4.37
Distributions from net investment income(e)	(1.48)	(0.73)	(1.79)	(1.23)	(1.14)
Net asset value, end of year	$62.30	$55.87	$50.17	$62.28	$44.74
Total Return(f)
Based on net asset value	14.41%(c)	12.99%	(17.00)%	42.38%	10.68%
Ratios to Average Net Assets(g)
Total expenses	0.73%	0.71%	0.70%	0.69%	0.71%
Net investment income	1.75%(c)	2.30%	2.20%	1.72%	2.07%
Supplemental Data
Net assets, end of year (000)	$373,810	$318,467	$336,134	$417,274	$212,511
Portfolio turnover rate(h)	33%	43%	53%	34%	46%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2024:
• Net investment income per share by $0.00.
.• Total return by 0.01%.
.• Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core MSCI Emerging Markets	Diversified
MSCI BIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified
Basis of Consolidation: The accompanying consolidated financial statements for Core MSCI Emerging Markets and MSCI Emerging Markets Small-Cap included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, each Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements

Notes to Financial Statements  (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI Emerging Markets
Barclays Bank PLC	$4,245,792	$(4,245,792)	$—	$—
Barclays Capital, Inc.	38,112,431	(38,112,431)	—	—
BNP Paribas SA	7,561,849	(7,561,849)	—	—
BofA Securities, Inc.	161,874,660	(161,874,660)	—	—
Citadel Clearing LLC	151,145	(151,145)	—	—
Citigroup Global Markets Ltd.	188,471,772	(188,471,772)	—	—
Citigroup Global Markets, Inc.	43,890,555	(43,890,555)	—	—
Goldman Sachs & Co. LLC	204,654,951	(204,654,951)	—	—
Goldman Sachs International	241,641,163	(241,641,163)	—	—
HSBC Bank PLC	4,008,179	(4,008,179)	—	—
J.P. Morgan Securities LLC	77,167,538	(77,167,538)	—	—
J.P. Morgan Securities PLC	570,070,627	(570,070,627)	—	—
Jefferies LLC	763,709	(763,709)	—	—
Macquarie Bank Ltd.	25,431,627	(25,431,627)	—	—
Merrill Lynch International	259,522,940	(259,522,940)	—	—
Mizuho Securities USA LLC	21,410	(21,410)	—	—
Morgan Stanley	936,569,688	(936,569,688)	—	—
Natixis SA	135,516	(135,516)	—	—
Nomura Securities International, Inc.	4,607,297	(4,607,297)	—	—
SG Americas Securities LLC	1,607,457	(1,607,457)	—	—
State Street Bank & Trust Co.	1,340,487	(1,340,487)	—	—
UBS AG	23,970,669	(23,970,669)	—	—
UBS Europe SE	27,645,882	(27,645,882)	—	—
UBS Securities LLC	2,648,233	(2,648,233)	—	—
Virtu Americas LLC	2,047,143	(2,034,493)	—	12,650(b)
	$2,828,162,720	$(2,828,150,070)	$—	$12,650
MSCI BIC
Barclays Capital, Inc.	$42,690	$(42,690)	$—	$—
Citigroup Global Markets, Inc.	77,750	(77,750)	—	—
HSBC Bank PLC	75,687	(75,687)	—	—
Morgan Stanley	172,000	(172,000)	—	—
SG Americas Securities LLC	7,017	(7,017)	—	—
	$375,144	$(375,144)	$—	$—
MSCI Emerging Markets Asia
Barclays Capital, Inc.	$122,300	$(122,300)	$—	$—
BofA Securities, Inc.	267,328	(267,328)	—	—
Goldman Sachs & Co. LLC	137,228	(137,228)	—	—
J.P. Morgan Securities LLC	152,290	(152,290)	—	—
J.P. Morgan Securities PLC	84,519	(84,519)	—	—
Macquarie Bank Ltd.	36,096	(36,096)	—	—
Morgan Stanley	1,898,685	(1,898,685)	—	—
	$2,698,446	$(2,698,446)	$—	$—
Notes to Financial Statements

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Emerging Markets Small-Cap
Barclays Bank PLC	$28,090	$(28,090)	$—	$—
Barclays Capital, Inc.	240,756	(240,756)	—	—
BNP Paribas SA	18,707	(18,707)	—	—
BofA Securities, Inc.	1,301,946	(1,301,946)	—	—
Citigroup Global Markets, Inc.	209,323	(209,323)	—	—
Goldman Sachs & Co. LLC	609,214	(609,214)	—	—
HSBC Bank PLC	2,573,381	(2,573,381)	—	—
J.P. Morgan Securities LLC	667,642	(667,642)	—	—
J.P. Morgan Securities PLC	512,445	(512,445)	—	—
Mizuho Securities USA LLC	8,326	(8,326)	—	—
Morgan Stanley	2,494,730	(2,494,730)	—	—
SG Americas Securities LLC	57,932	(57,932)	—	—
State Street Bank & Trust Co.	42,516	(42,516)	—	—
UBS AG	713,491	(713,491)	—	—
	$9,478,499	$(9,478,499)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core MSCI Emerging Markets	0.09%
MSCI Emerging Markets Asia	0.49

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to each of the iShares MSCI BIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35
Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.09% of average daily net assets.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended August 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core MSCI Emerging Markets	$1,711,461
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core MSCI Emerging Markets	$17,023,592
MSCI BIC	2,400
MSCI Emerging Markets Asia	12,606
MSCI Emerging Markets Small-Cap	140,509
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI Emerging Markets	$8,291,414	$285,155,425	$(125,561,072)
MSCI BIC	13,687	696,516	(1,485,596)
MSCI Emerging Markets Asia	642,231	2,584,469	(3,614,540)
MSCI Emerging Markets Small-Cap	15,963,821	8,013,058	5,257,589
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$5,429,167,297	$5,184,536,842
MSCI BIC	7,283,381	10,371,279
MSCI Emerging Markets Asia	29,155,461	144,140,180
MSCI Emerging Markets Small-Cap	127,054,154	119,513,597
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$13,357,435	$158,670,461
MSCI BIC	—	1,430,688
MSCI Emerging Markets Asia	—	54,999,516
MSCI Emerging Markets Small-Cap	5,178,455	6,435,650
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core MSCI Emerging Markets	$19,908,550	$ (19,908,550)
MSCI BIC	(559,167)	559,167
MSCI Emerging Markets Asia	(14,108,015)	14,108,015
MSCI Emerging Markets Small-Cap	846,852	(846,852)

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
Core MSCI Emerging Markets
Ordinary income	$2,168,045,913	$1,577,225,963
MSCI BIC
Ordinary income	$993,063	$1,466,684
MSCI Emerging Markets Asia
Ordinary income	$8,983,682	$8,905,772
MSCI Emerging Markets Small-Cap
Ordinary income	$8,999,836	$5,397,487
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core MSCI Emerging Markets	$1,315,684,507	$(12,004,047,215)	$12,424,020,436	$1,735,657,728
MSCI BIC	903,482	(231,286,354)	(17,132,637)	(247,515,509)
MSCI Emerging Markets Asia	5,939,584	(128,974,754)	48,219,327	(74,815,843)
MSCI Emerging Markets Small-Cap	5,857,711	(6,181,433)	49,101,550	48,777,828

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of realized gains/losses for tax purposes.

For the year ended August 31, 2024, the iShares MSCI Emerging Markets Small-Cap ETF utilized $106,332 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$69,952,471,430	$26,056,424,924	$(12,795,932,166)	$13,260,492,758
MSCI BIC	87,378,306	16,659,196	(31,863,550)	(15,204,354)
MSCI Emerging Markets Asia	361,599,137	149,862,922	(96,269,364)	53,593,558
MSCI Emerging Markets Small-Cap	330,180,810	94,035,691	(39,224,481)	54,811,210
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2024, the iShares MSCI BIC ETF did not borrow under the Syndicated Credit Agreement.
Notes to Financial Statements

Notes to Financial Statements  (continued)
For the year ended August 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Core MSCI Emerging Markets	$380,000,000	$7,001,137	6.44%
MSCI Emerging Markets Asia	2,730,000	74,098	6.44
MSCI Emerging Markets Small-Cap	6,933,000	330,923	6.77
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI Emerging Markets
Shares sold	31,200,000	$1,530,135,626	138,000,000	$6,641,906,049
Shares redeemed	(10,200,000)	(508,141,335)	(25,800,000)	(1,170,313,580)
	21,000,000	$1,021,994,291	112,200,000	$5,471,592,469
MSCI BIC
Shares sold	—	$9,345	—	$(15,669)
Shares redeemed	(100,000)	(3,608,092)	(450,000)	(15,537,718)
	(100,000)	$(3,598,747)	(450,000)	$(15,553,387)
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Emerging Markets Asia
Shares sold	—	$79,061	2,200,000	$149,886,468
Shares redeemed	(2,500,000)	(164,420,067)	(2,700,000)	(175,250,811)
	(2,500,000)	$(164,341,006)	(500,000)	$(25,364,343)
MSCI Emerging Markets Small-Cap
Shares sold	800,000	$46,017,061	1,400,000	$70,564,319
Shares redeemed	(500,000)	(30,304,996)	(2,400,000)	(133,114,902)
	300,000	$15,712,065	(1,000,000)	$(62,550,583)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Small-Cap ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.

2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
iShares Core MSCI Emerging Markets ETF(1)
iShares MSCI BIC ETF(2)
iShares MSCI Emerging Markets Asia ETF(2)
iShares MSCI Emerging Markets Small-Cap ETF(1)
(1) Statement of operations for the year ended August 31, 2024, statement of changes in net assets for the year ended August 31, 2024, consolidated statement of changes in net assets for the year ended August 31, 2023, the financial highlights for the year ended August 31, 2024 and the consolidated financial highlights for each of the four years in the period ended August 31, 2023
(2) Statement of operations for the year ended August 31, 2024, statement of changes in net assets for each of the two years in the period ended August 31, 2024, the financial highlights for each of the three years in the period ended August 31, 2024 and the consolidated financial highlights for each of the two years in the period ended August 31, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
Core MSCI Emerging Markets	$1,023,199,951
MSCI BIC	1,031,434
MSCI Emerging Markets Asia	5,647,093
MSCI Emerging Markets Small-Cap	3,675,487
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Core MSCI Emerging Markets	$2,217,685,842	$246,704,892
MSCI BIC	2,036,297	291,995
MSCI Emerging Markets Asia	10,171,867	2,574,889
MSCI Emerging Markets Small-Cap	9,295,840	2,665,033

2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core MSCI Emerging Markets ETF and iShares MSCI BIC ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Core MSCI Emerging Markets ETF and iShares MSCI BIC ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares Core MSCI Emerging Markets ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue

2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
 iShares MSCI BIC ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
 iShares MSCI Emerging Markets Asia ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the

2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Fund.The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
 iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

2024 iShares Annual Financial Statements

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares Emerging Markets Equity Factor ETF | EMGF | Cboe BZX
• iShares ESG Aware MSCI EM ETF | ESGE | NASDAQ
• iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ
• iShares MSCI Emerging Markets Min Vol Factor ETF | EEMV | Cboe BZX
• iShares MSCI Global Min Vol Factor ETF | ACWV | Cboe BZX

2

Schedule of Investments
August 31, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.1%
Ambev SA	188,476	$430,061
B3 SA - Brasil Bolsa Balcao	1,101,824	2,478,931
Banco do Brasil SA	276,148	1,377,812
Cia Energetica de Minas Gerais	94,311	240,465
Cia. Siderurgica Nacional SA	164,468	346,098
CPFL Energia SA	117,305	709,539
CSN Mineracao SA	967,963	975,529
Hypera SA	67,958	344,134
JBS SA	454,922	2,825,126
Neoenergia SA	47,907	169,155
Petroleo Brasileiro SA	388,604	2,960,753
Raia Drogasil SA	43,684	213,616
Suzano SA	130,736	1,275,824
TIM SA/Brazil	366,273	1,160,698
Vale SA	344,072	3,637,330
Vibra Energia SA	132,959	606,766
WEG SA	130,066	1,249,669
		21,001,506
Chile — 0.5%
Banco de Chile	3,841,478	486,007
Cencosud SA	459,091	929,517
Colbun SA	9,133,588	1,219,518
Empresas CMPC SA	322,653	557,224
Enel Chile SA	3,061,704	165,899
Quinenco SA	83,007	290,704
		3,648,869
China — 22.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	216,900	426,190
3SBio Inc.(a)	1,162,500	900,831
Agricultural Bank of China Ltd., Class A	1,648,100	1,049,665
Agricultural Bank of China Ltd., Class H	1,011,000	445,323
AIMA Technology Group Co. Ltd., Class A	85,900	356,627
Alibaba Group Holding Ltd., Class A	1,249,148	12,946,874
Anhui Guangxin Agrochemical Co. Ltd., Class A	96,460	144,009
Anhui Jinhe Industrial Co. Ltd., Class A	28,600	88,429
ANTA Sports Products Ltd.	79,000	770,738
Atour Lifestyle Holdings Ltd., ADR	14,787	281,249
Avary Holding Shenzhen Co. Ltd., Class A	22,400	113,246
AVIC Industry-Finance Holdings Co. Ltd., Class A	730,900	230,595
Baidu Inc., Class A(b)	182,200	1,922,449
Bank of China Ltd., Class A	841,000	567,971
Bank of China Ltd., Class H	9,105,000	4,113,855
Bank of Communications Co. Ltd., Class H	1,199,000	866,444
Beijing Compass Technology Development Co. Ltd., Class A(b)	39,500	198,595
Beijing Tongrentang Co. Ltd., Class A	25,700	127,365
Beijing Ultrapower Software Co. Ltd., Class A	189,000	237,388
Biem.L.Fdlkk Garment Co. Ltd., Class A	58,000	155,272
Bosideng International Holdings Ltd.	2,728,000	1,339,896
BYD Co. Ltd., Class A	56,300	1,972,632
BYD Co. Ltd., Class H	13,000	398,151
Caida Securities Co. Ltd., Class A	73,600	59,454
Capital Securities Co. Ltd., Class A	64,500	175,973
China CITIC Bank Corp. Ltd., Class A	630,700	545,756
China Coal Energy Co. Ltd., Class H	398,000	474,493
China Construction Bank Corp., Class H	9,925,000	6,968,735
China International Capital Corp. Ltd., Class H(a)	510,000	545,395
China Medical System Holdings Ltd.	569,000	517,716
China Merchants Bank Co. Ltd., Class H	395,500	1,623,014
Security	Shares	Value
China (continued)
China Merchants Securities Co. Ltd., Class A	43,800	$90,298
China Merchants Securities Co. Ltd., Class H(a)	624,200	472,804
China National Software & Service Co. Ltd., Class A(b)	81,220	352,285
China Nonferrous Mining Corp Ltd.(c)	767,000	538,579
China Overseas Property Holdings Ltd.(c)	350,000	212,243
China Pacific Insurance Group Co. Ltd., Class H	40,000	103,672
China Petroleum & Chemical Corp., Class A	582,800	558,926
China Petroleum & Chemical Corp., Class H	2,312,000	1,562,338
China Railway Group Ltd., Class H	374,000	172,718
China Resources Beer Holdings Co. Ltd.	62,000	190,983
China Resources Land Ltd.	52,500	147,125
China Resources Mixc Lifestyle Services Ltd.(a)	45,800	150,705
China Resources Pharmaceutical Group Ltd.(a)	1,000,000	704,103
China Resources Power Holdings Co. Ltd.	210,000	569,373
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	65,230	413,442
China Shenhua Energy Co. Ltd., Class A	60,900	347,863
China Shenhua Energy Co. Ltd., Class H	228,500	982,024
China Tower Corp. Ltd., Class H(a)	4,158,000	509,252
China World Trade Center Co. Ltd., Class A	51,500	155,843
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	84,700	81,170
Chinese Universe Publishing and Media Group Co. Ltd., Class A	124,200	241,140
Chongqing Changan Automobile Co. Ltd., Class A	187,300	318,664
Chongqing Rural Commercial Bank Co. Ltd., Class H	737,000	358,856
Chongqing Water Group Co. Ltd., Class A	179,100	119,758
Chow Tai Fook Jewellery Group Ltd.(c)	553,800	469,094
CITIC Ltd.	71,000	70,462
CITIC Securities Co. Ltd., Class A	66,000	179,268
CMOC Group Ltd., Class H	459,000	372,603
CNPC Capital Co. Ltd., Class A, NVS	106,200	77,880
COFCO Capital Holdings Co. Ltd., Class A	130,600	142,722
Cosco Shipping Holdings Co. Ltd., Class H	511,500	702,841
CSC Financial Co. Ltd., Class A	138,600	374,617
CSC Financial Co. Ltd., Class H(a)(c)	1,288,000	870,118
DaShenLin Pharmaceutical Group Co. Ltd., Class A	48,420	92,093
Dong-E-E-Jiao Co. Ltd., Class A	50,500	355,272
East Buy Holding Ltd.(a)(b)(c)	102,000	168,724
Ecovacs Robotics Co. Ltd., Class A	57,000	322,351
Focus Media Information Technology Co. Ltd., Class A	344,400	277,662
G-Bits Network Technology Xiamen Co. Ltd., Class A	6,400	174,355
GD Power Development Co. Ltd., Class A	899,300	678,717
GF Securities Co. Ltd., Class H	393,000	314,060
Giant Biogene Holding Co. Ltd.(a)	137,200	724,277
Goneo Group Co. Ltd., Class A	45,965	438,632
Great Wall Motor Co. Ltd., Class H	167,500	239,370
Gree Electric Appliances Inc. of Zhuhai, Class A	47,400	264,955
Gree Real Estate Co. Ltd., Class A(b)	109,600	74,193
Greenland Holdings Corp. Ltd., Class A(b)	806,200	159,696
Greentown China Holdings Ltd.	280,000	220,780
Guangdong Provincial Expressway Development Co. Ltd., Class A	165,600	257,905
Guangdong Provincial Expressway Development Co. Ltd., Class B	374,135	336,816
Guosen Securities Co. Ltd., Class A	447,000	571,562
Guosheng Financial Holding Inc., Class A(b)	92,800	122,533
H World Group Ltd.	267,900	824,696
Hainan Haide Capital Management Co. Ltd., Class A	159,775	111,795
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	275,000	324,961
Hangzhou Robam Appliances Co. Ltd., Class A	21,000	54,721
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	164,600	$280,456
Hisense Home Appliances Group Co. Ltd., Class A	85,300	292,406
Hisense Home Appliances Group Co. Ltd., Class H	197,000	507,929
Hopson Development Holdings Ltd.(b)(c)	822,368	281,452
Huatai Securities Co. Ltd., Class H(a)	884,800	973,701
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	45,000	186,902
Hundsun Technologies Inc., Class A	43,400	99,776
Industrial & Commercial Bank of China Ltd., Class A	81,800	68,949
Industrial & Commercial Bank of China Ltd., Class H	8,100,000	4,632,539
Inner Mongolia ERDOS Resources Co. Ltd., Class B	160,420	132,483
JD Health International Inc.(a)(b)	144,100	429,248
JD.com Inc., Class A	140,100	1,893,609
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	225,500	337,781
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,900	92,727
Jiangxi Copper Co. Ltd., Class H	120,000	201,417
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	56,300	113,891
JiuGui Liquor Co. Ltd., Class A	9,500	49,040
Jizhong Energy Resources Co. Ltd., Class A	271,600	211,878
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	169,000	238,246
Jointown Pharmaceutical Group Co. Ltd., Class A	273,918	180,360
Joyoung Co. Ltd., Class A	68,100	93,403
Kingboard Holdings Ltd.	222,500	451,776
Kingboard Laminates Holdings Ltd.(c)	345,500	274,377
KingClean Electric Co. Ltd., Class A(b)	36,500	108,499
Kingnet Network Co. Ltd., Class A	215,400	281,358
Kuaishou Technology(a)(b)	340,200	1,736,475
Kunlun Energy Co. Ltd.	640,000	639,738
Kweichow Moutai Co. Ltd., Class A	4,400	893,191
Lao Feng Xiang Co. Ltd., Class B	106,020	365,258
Legend Holdings Corp., Class H(a)(b)	164,500	117,074
Lenovo Group Ltd.	1,124,000	1,372,472
Li Auto Inc., Class A(b)	194,400	1,892,183
Livzon Pharmaceutical Group Inc., Class A	10,100	51,204
Meihua Holdings Group Co. Ltd., Class A	274,700	372,021
Meituan, Class B(a)(b)	479,920	7,261,860
Metallurgical Corp. of China Ltd., Class H	2,942,000	515,583
Midea Group Co. Ltd., Class A	121,000	1,103,868
MINISO Group Holding Ltd.	49,000	203,201
Montnets Cloud Technology Group Co. Ltd., Class A	65,700	56,101
NetEase Inc.	185,400	2,980,233
New Oriental Education & Technology Group Inc.(b)	133,700	813,589
Newland Digital Technology Co. Ltd., Class A	95,900	174,310
Nongfu Spring Co. Ltd., Class H(a)	703,200	2,540,024
Northeast Securities Co. Ltd., Class A	232,300	191,837
Opple Lighting Co. Ltd., Class A	52,300	107,127
Orient Overseas International Ltd.	88,000	1,218,028
Orient Securities Co. Ltd.(a)(c)	1,403,200	591,072
People's Insurance Co. Group of China Ltd. (The), Class H	1,250,000	471,740
Perfect World Co. Ltd., Class A	164,500	175,879
PetroChina Co. Ltd., Class A	2,009,200	2,529,875
PetroChina Co. Ltd., Class H	372,000	335,513
PICC Property & Casualty Co. Ltd., Class H	415,000	537,465
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	205,200	264,798
Ping An Insurance Group Co. of China Ltd., Class H	521,500	2,468,905
Postal Savings Bank of China Co. Ltd., Class H(a)	2,596,000	1,387,150
Quzhou Xin'an Development Co. Ltd., Class A(b)	229,600	54,277
Radiance Holdings Group Co. Ltd.(b)(c)	646,000	210,423
Sangfor Technologies Inc., Class A	40,500	265,851
Security	Shares	Value
China (continued)
Sealand Securities Co. Ltd., Class A	451,100	$187,368
Shaanxi Coal Industry Co. Ltd., Class A	114,900	398,903
Shaanxi Energy Investment Co. Ltd., Class A, NVS	229,000	305,567
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	107,729	226,679
Shandong Publishing & Media Co. Ltd., Class A	96,900	161,898
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	338,000	192,033
Shanghai Bairun Investment Holding Group Co. Ltd., Class A(b)	21,500	50,726
Shanghai Construction Group Co. Ltd., Class A	881,700	245,938
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	15,700	76,029
Shanghai International Port Group Co. Ltd., Class A	149,681	124,854
Shanghai M&G Stationery Inc., Class A	9,400	35,483
Shanghai Stonehill Technology Co.Ltd., Class A	326,100	104,783
Shanghai Wanye Enterprises Co. Ltd., Class A	81,500	115,072
Shanxi Coal International Energy Group Co. Ltd., Class A	190,700	310,985
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	290,400	585,217
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,000	148,891
Shenwan Hongyuan Group Co. Ltd., Class A	700,000	445,867
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	59,000	250,629
Shenzhen Transsion Holdings Co. Ltd., Class A	28,800	325,022
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	116,660	253,886
Sichuan Changhong Electric Co. Ltd., Class A(b)	446,400	317,204
Simcere Pharmaceutical Group Ltd.(a)(c)	382,000	288,651
Sino Biopharmaceutical Ltd.	1,151,000	472,469
Sinocelltech Group Ltd., Class A(b)	22,200	105,617
Sinosoft Co. Ltd., Class A	82,040	185,988
Sinotrans Ltd., Class H	2,589,000	1,175,661
Sinotruk Hong Kong Ltd.	372,500	931,513
Sun Art Retail Group Ltd.	573,000	102,581
Tencent Holdings Ltd.	479,000	23,231,457
Tianneng Battery Group Co. Ltd., Class A	59,800	207,905
Tianqi Lithium Corp.	43,800	110,433
Tingyi Cayman Islands Holding Corp.	956,000	1,280,405
Topsports International Holdings Ltd.(a)	354,000	131,118
Trip.com Group Ltd.(b)	39,050	1,839,371
Tsingtao Brewery Co. Ltd., Class H	78,000	451,201
Uni-President China Holdings Ltd.	432,000	381,708
Vanchip Tianjin Technology Co. Ltd., Class A	41,794	188,757
Want Want China Holdings Ltd.	1,624,000	939,270
Weichai Power Co. Ltd., Class H	253,000	386,972
Xiamen Xiangyu Co. Ltd., Class A	199,000	145,589
Yadea Group Holdings Ltd.(a)	382,000	538,100
Yankuang Energy Group Co. Ltd., Class H	635,700	823,784
Yixintang Pharmaceutical Group Co. Ltd., Class A	66,900	114,571
YongXing Special Materials Technology Co. Ltd., Class A	15,400	70,457
Yutong Bus Co. Ltd., Class A	217,100	652,524
Zangge Mining Co. Ltd., Class A	20,200	68,435
Zhejiang Publishing & Media Co. Ltd., Class A	168,000	184,736
Zhejiang Semir Garment Co. Ltd., Class A	269,600	172,094
Zhongshan Broad Ocean Motor Co. Ltd., Class A	189,400	125,635
ZTE Corp., Class H	112,400	226,020
Zx Inc.(b)(c)	121,800	108,558
		147,105,367
Colombia — 0.2%
Bancolombia SA	37,516	340,794
Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Colombia (continued)
Interconexion Electrica SA ESP	181,312	$787,521
		1,128,315
Czech Republic — 0.4%
CEZ AS	26,399	1,007,684
Komercni Banka AS	57,779	1,959,388
		2,967,072
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	487,452	581,494
Eastern Co. SAE	933,840	489,074
Talaat Moustafa Group	438,654	532,303
		1,602,871
Greece — 0.7%
Hellenic Telecommunications Organization SA	103,975	1,685,769
Jumbo SA	12,898	326,210
National Bank of Greece SA	94,688	823,057
OPAP SA	62,954	1,088,377
Piraeus Financial Holdings SA	138,794	598,752
		4,522,165
Hong Kong — 0.3%
BOC Hong Kong Holdings Ltd.	574,500	1,803,310
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	74,824	566,977
OTP Bank Nyrt	14,079	724,882
Richter Gedeon Nyrt	3,445	104,359
		1,396,218
India — 22.5%
3M India Ltd.	2,447	1,041,382
ABB India Ltd.	28,077	2,658,681
ACC Ltd.	22,471	624,079
Adani Enterprises Ltd.	32,124	1,156,214
AIA Engineering Ltd.	36,304	1,860,941
Ambuja Cements Ltd.	63,609	468,101
Apollo Hospitals Enterprise Ltd.	12,963	1,071,381
Asian Paints Ltd.	32,323	1,206,776
Axis Bank Ltd.	88,170	1,236,542
Bajaj Auto Ltd.	15,534	2,016,867
Bajaj Finance Ltd.	15,691	1,347,230
Bharat Electronics Ltd.	599,018	2,140,570
Bharat Petroleum Corp. Ltd.	100,524	428,331
Bharti Airtel Ltd.	154,956	2,936,656
Britannia Industries Ltd.	17,697	1,236,264
CG Power & Industrial Solutions Ltd.	69,422	576,080
Cholamandalam Investment and Finance Co. Ltd.	13,588	235,964
Cipla Ltd.	10,941	216,067
Coal India Ltd.	326,017	2,039,350
Coforge Ltd.	3,775	285,967
Colgate-Palmolive India Ltd.	40,147	1,742,475
CRISIL Ltd.	30,437	1,619,516
Cummins India Ltd.	41,190	1,841,570
Dr. Reddy's Laboratories Ltd.	22,387	1,875,593
Emami Ltd.	133,272	1,293,013
GAIL India Ltd.	299,250	848,783
General Insurance Corp. of India(a)	138,931	678,951
GlaxoSmithKline Pharmaceuticals Ltd.	32,202	1,053,799
Global Health Ltd., NVS(b)	38,689	523,441
Godrej Properties Ltd.(b)	21,140	733,881
Havells India Ltd.	24,555	556,226
HCL Technologies Ltd.	135,203	2,827,004
HDFC Bank Ltd.	362,263	7,084,015
Hero MotoCorp Ltd.	16,198	1,054,729
Security	Shares	Value
India (continued)
Hindalco Industries Ltd.	190,529	$1,596,501
Hindustan Aeronautics Ltd., NVS	45,383	2,534,764
Hindustan Petroleum Corp. Ltd.	105,118	524,897
Hindustan Unilever Ltd.	42,620	1,411,979
Hindustan Zinc Ltd.	72,079	429,880
ICICI Bank Ltd.	421,462	6,181,056
Indian Hotels Co. Ltd., Class A	62,111	480,143
Indian Oil Corp. Ltd.	474,216	1,001,701
Indian Railway Finance Corp. Ltd.(a)	311,175	663,343
Indian Renewable Energy Development Agency Ltd., NVS(b)	42,441	122,210
Indraprastha Gas Ltd.	107,777	710,728
Info Edge India Ltd.	8,465	775,420
Infosys Ltd.	406,750	9,443,386
InterGlobe Aviation Ltd.(a)(b)	24,054	1,383,663
IRCON International Ltd.(a)	100,998	314,850
Jindal Steel & Power Ltd.	14,337	165,737
Jio Financial Services Ltd., NVS(b)	175,155	671,243
JSW Infrastructure Ltd.	65,294	252,817
JSW Steel Ltd.	9,336	104,731
Kotak Mahindra Bank Ltd.	58,974	1,252,435
KPIT Technologies Ltd.	6,320	136,981
L&T Technology Services Ltd.(a)	28,707	1,958,131
Larsen & Toubro Ltd.	62,882	2,779,549
LIC Housing Finance Ltd.	46,185	371,422
Mahindra & Mahindra Ltd.	92,443	3,096,590
Mangalore Refinery & Petrochemicals Ltd.	269,449	666,194
Marico Ltd.	67,299	519,135
Maruti Suzuki India Ltd.	4,533	671,233
Max Healthcare Institute Ltd.	8,497	87,407
Mazagon Dock Shipbuilders Ltd.	16,498	836,191
Mphasis Ltd.	36,598	1,354,387
Muthoot Finance Ltd.	24,705	578,990
Narayana Hrudayalaya Ltd.	5,158	78,061
Nestle India Ltd., NVS	67,712	2,018,600
NHPC Ltd., NVS	944,295	1,081,131
NLC India Ltd.	371,772	1,221,533
NMDC Ltd.	310,954	826,381
NTPC Ltd.	426,117	2,113,078
Oil & Natural Gas Corp. Ltd.	341,587	1,348,987
Oil India Ltd.	341,221	3,015,410
One 97 Communications Ltd., NVS(b)	15,630	116,079
Oracle Financial Services Software Ltd.	6,167	807,903
Page Industries Ltd.	2,369	1,201,275
Pidilite Industries Ltd.	7,013	261,411
Polycab India Ltd.	2,867	233,038
Poonawalla Fincorp Ltd.	89,802	415,117
Power Finance Corp. Ltd.	486,867	3,191,323
Power Grid Corp. of India Ltd.	465,201	1,873,709
Prestige Estates Projects Ltd.	20,521	443,859
Procter & Gamble Hygiene & Health Care Ltd.	3,834	755,347
REC Ltd.	360,513	2,664,062
Reliance Industries Ltd.	187,933	6,761,677
SBI Cards & Payment Services Ltd.	21,842	188,384
SBI Life Insurance Co. Ltd.(a)	32,491	716,566
Siemens Ltd.	12,926	1,062,841
Solar Industries India Ltd.	2,172	277,889
SRF Ltd.	9,778	299,183
State Bank of India	28,710	279,047
Sun Pharmaceutical Industries Ltd.	44,997	977,591
Supreme Industries Ltd.	11,821	745,198
Tata Consultancy Services Ltd.	155,139	8,428,236
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Tata Elxsi Ltd.	5,046	$481,457
Tata Investment Corp. Ltd.	7,593	659,113
Tata Motors Ltd., NVS	241,415	3,198,914
Tata Steel Ltd.	784,940	1,431,100
Tata Technologies Ltd.	22,700	288,559
Tech Mahindra Ltd.	64,085	1,252,637
Titan Co. Ltd.	19,795	841,644
Tube Investments of India Ltd.	19,572	941,176
TVS Motor Co. Ltd.	16,725	560,974
United Spirits Ltd.	21,056	370,127
Varun Beverages Ltd.	79,455	1,421,768
Vedant Fashions Ltd.	25,015	372,857
Vedanta Ltd.	65,961	368,043
Wipro Ltd.	504,704	3,241,485
		150,426,903
Indonesia — 1.7%
Adaro Energy Indonesia Tbk PT	4,531,300	1,043,488
Aneka Tambang Tbk	687,000	61,741
Avia Avian Tbk PT	2,214,800	67,354
Bank Central Asia Tbk PT	5,368,200	3,586,326
Bank CIMB Niaga Tbk PT	3,127,000	380,379
Bank Mandiri Persero Tbk PT	2,468,900	1,140,869
Bank Negara Indonesia Persero Tbk PT	721,700	249,725
Bank Rakyat Indonesia Persero Tbk PT	2,607,600	868,216
Barito Renewables Energy Tbk PT	189,100	131,532
GoTo Gojek Tokopedia Tbk PT(b)	85,090,100	286,416
Hanjaya Mandala Sampoerna Tbk PT	11,555,700	527,128
Kalbe Farma Tbk PT	729,900	77,925
Pertamina Geothermal Energy PT(a)	6,518,700	483,460
Sumber Alfaria Trijaya Tbk PT	7,775,000	1,458,913
Telkom Indonesia Persero Tbk PT	2,754,300	543,170
Unilever Indonesia Tbk PT	2,837,600	416,371
United Tractors Tbk PT	141,700	248,185
		11,571,198
Kuwait — 0.2%
National Bank of Kuwait SAKP	454,012	1,305,219
Malaysia — 1.1%
Fraser & Neave Holdings Bhd	61,400	424,722
Genting Bhd	314,400	314,141
Hong Leong Bank Bhd	169,400	832,512
Hong Leong Financial Group Bhd	108,600	470,194
IJM Corp. Bhd	137,800	91,713
Malaysia Airports Holdings Bhd	51,700	125,587
Nestle Malaysia Bhd	29,300	719,489
Petronas Dagangan Bhd	44,700	217,993
Petronas Gas Bhd	95,100	402,181
Public Bank Bhd	876,200	977,205
Sime Darby Bhd	445,900	256,152
Telekom Malaysia Bhd	131,600	205,840
Westports Holdings Bhd	248,700	244,528
YTL Corp. Bhd	1,919,400	1,293,044
YTL Power International Bhd	1,099,500	991,140
		7,566,441
Mexico — 2.1%
America Movil SAB de CV, Series B	1,839,264	1,522,272
Banco del Bajio SA(a)	664,849	1,663,283
Cemex SAB de CV	92,470	566,841
Coca-Cola Femsa SAB de CV	233,720	1,963,465
Fomento Economico Mexicano SAB de CV	193,493	1,979,215
Gruma SAB de CV, Class B	60,546	1,111,144
Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	79,219	$1,402,907
Grupo Comercial Chedraui SA de CV	64,625	489,784
Grupo Financiero Banorte SAB de CV, Class O	139,002	961,370
Grupo Mexico SAB de CV, Series B	132,799	679,563
Wal-Mart de Mexico SAB de CV	417,325	1,330,109
		13,669,953
Philippines — 0.6%
Bank of the Philippine Islands	689,498	1,534,731
DMCI Holdings Inc.	1,766,700	368,128
International Container Terminal Services Inc.	124,680	879,755
Manila Electric Co.	111,670	845,629
Metropolitan Bank & Trust Co.	57,410	75,288
Semirara Mining & Power Corp., Class A	843,000	509,424
		4,212,955
Poland — 0.9%
Budimex SA	12,333	1,916,938
LPP SA	388	1,475,671
mBank SA(b)	3,700	612,095
Orange Polska SA	517,880	1,161,694
Pepco Group NV(b)	13,886	64,910
PGE Polska Grupa Energetyczna SA(b)	286,408	500,865
		5,732,173
Qatar — 0.9%
Ezdan Holding Group QSC(b)	480,480	96,755
Industries Qatar QSC	221,048	783,292
Mesaieed Petrochemical Holding Co.	1,366,901	620,100
Ooredoo QPSC	859,240	2,597,757
Qatar Islamic Bank QPSC	29,524	158,734
Qatar National Bank QPSC	341,283	1,486,279
		5,742,917
Russia — 0.0%
Inter RAO UES PJSC(b)(d)	41,455,000	4,573
PhosAgro PJSC(b)(d)	51,000	6
PhosAgro PJSC, New(b)(d)	986	10
TCS Group Holding PLC, GDR(b)(d)(e)	135,475	15
United Co. RUSAL International PJSC(b)(d)	3,441,260	379
		4,983
Saudi Arabia — 2.7%
Al Rajhi Bank	57,058	1,343,644
Alinma Bank	86,031	717,343
Arab National Bank	97,301	501,349
Arabian Internet & Communications Services Co.	10,762	834,708
Banque Saudi Fransi	43,303	394,453
Dar Al Arkan Real Estate Development Co.(b)	83,063	324,788
Dr Sulaiman Al Habib Medical Services Group Co.	8,389	684,068
Elm Co.	10,144	2,710,719
Etihad Etisalat Co.	59,926	807,044
Nahdi Medical Co.	52,172	1,851,470
Riyad Bank	144,841	997,804
Riyadh Cables Group Co.	30,032	893,376
SABIC Agri-Nutrients Co.	42,071	1,308,457
SAL Saudi Logistics Services	28,228	2,263,924
Saudi Aramco Base Oil Co.	37,307	1,315,756
Saudi Electricity Co.	106,643	499,050
Saudi Telecom Co.	31,182	357,449
		17,805,402
South Africa — 2.2%
African Rainbow Minerals Ltd.	68,499	670,729
Anglo American Platinum Ltd.(c)	41,176	1,421,769
Bid Corp. Ltd.	13,543	341,174
Schedule of Investments
6

Schedule of Investments (continued)
August 31, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Bidvest Group Ltd. (The)	36,829	$599,279
Clicks Group Ltd.	42,816	897,422
Exxaro Resources Ltd.	187,212	1,677,147
FirstRand Ltd.	21,996	105,765
Foschini Group Ltd. (The)	38,004	308,849
Gold Fields Ltd.	37,045	513,528
Impala Platinum Holdings Ltd.	124,409	535,801
MTN Group Ltd.	256,029	1,275,314
MultiChoice Group(b)	84,409	521,924
Naspers Ltd., Class N	1,314	271,055
Nedbank Group Ltd.	13,200	218,505
NEPI Rockcastle NV	69,519	566,918
Northam Platinum Holdings Ltd.	96,749	572,124
Sasol Ltd.	109,715	842,446
Sibanye Stillwater Ltd.	267,590	255,717
Standard Bank Group Ltd.	76,635	1,029,354
Woolworths Holdings Ltd./South Africa	536,998	1,947,545
		14,572,365
South Korea — 13.4%
BGF retail Co. Ltd.	2,290	202,342
Celltrion Inc.	2,670	406,186
CJ CheilJedang Corp.	258	62,285
CJ Corp.	11,540	969,372
CJ Logistics Corp.	3,224	227,985
Coway Co. Ltd.	28,593	1,439,550
DB HiTek Co. Ltd.	23,042	704,622
DB Insurance Co. Ltd.	18,972	1,651,441
DL Holdings Co. Ltd.	16,502	569,428
Doosan Bobcat Inc.	27,474	819,936
Ecopro Co. Ltd.(b)	3,352	215,286
Ecopro Materials Co. Ltd.(b)	1,037	70,898
E-MART Inc.	10,288	490,944
Enchem Co. Ltd.(b)	679	97,749
F&F Co. Ltd./New	6,568	288,755
GS Holdings Corp.	20,470	692,158
Hana Financial Group Inc.	72,028	3,343,882
Hankook Tire & Technology Co. Ltd.	23,867	776,912
Hanmi Science Co. Ltd.	33,593	830,075
Hanmi Semiconductor Co. Ltd.	4,887	422,307
Hanwha Aerospace Co. Ltd.	7,661	1,667,073
Hyosung TNC Corp.	2,699	601,476
Hyundai Engineering & Construction Co. Ltd.	4,581	109,951
Hyundai Glovis Co. Ltd.	9,070	762,472
Hyundai Marine & Fire Insurance Co. Ltd.	17,652	459,924
Hyundai Mobis Co. Ltd.	9,100	1,484,855
Hyundai Motor Co.	20,508	3,933,848
Hyundai Rotem Co. Ltd.	8,823	356,883
KB Financial Group Inc.	60,476	3,899,793
KCC Corp.	5,958	1,279,389
KEPCO Engineering & Construction Co. Inc.	1,707	85,924
Kia Corp.	43,047	3,420,034
Korea Aerospace Industries Ltd.	5,021	204,316
Korea Investment Holdings Co. Ltd.	20,567	1,122,647
Krafton Inc.(b)	658	161,032
KT&G Corp.	14,477	1,174,942
Kumho Petrochemical Co. Ltd.	3,759	385,489
LG Chem Ltd.	2,581	622,665
LG Corp.	4,615	274,030
LG Display Co. Ltd.(b)	29,360	248,115
LG Electronics Inc.	17,130	1,277,235
LG H&H Co. Ltd.	743	197,274
LG Innotek Co. Ltd.	3,540	738,397
Security	Shares	Value
South Korea (continued)
LG Uplus Corp.	94,797	$691,972
LS Corp.	4,665	397,004
Meritz Financial Group Inc.	8,220	561,150
Mirae Asset Securities Co. Ltd.	106,711	669,072
NAVER Corp.	5,569	706,485
NCSoft Corp.	4,077	573,515
Orion Corp./Republic of Korea	6,838	470,978
POSCO Holdings Inc.	6,893	1,760,416
Samsung Biologics Co. Ltd.(a)(b)	2,671	1,958,697
Samsung C&T Corp.	10,400	1,150,903
Samsung Card Co. Ltd.	27,605	899,996
Samsung E&A Co. Ltd.(b)	20,985	399,562
Samsung Electro-Mechanics Co. Ltd.	9,045	968,680
Samsung Electronics Co. Ltd.	448,174	24,890,827
Samsung Fire & Marine Insurance Co. Ltd.	7,855	2,040,504
Samsung Life Insurance Co. Ltd.	11,394	832,247
Samsung SDI Co. Ltd.	2,625	698,633
Samsung SDS Co. Ltd.	5,714	645,065
Samsung Securities Co. Ltd.	20,508	726,448
Seegene Inc.	41,139	795,168
Shinhan Financial Group Co. Ltd.	79,807	3,378,168
SK Hynix Inc.	23,084	3,024,967
SK Inc.	2,357	253,128
SK Telecom Co. Ltd.	12,832	529,518
Woori Financial Group Inc.	138,417	1,657,484
		89,430,464
Taiwan — 18.4%
Accton Technology Corp.	78,000	1,241,983
Acer Inc.	727,000	997,054
Advantech Co. Ltd.	59,291	648,519
ASE Technology Holding Co. Ltd.	273,000	1,310,039
Asia Vital Components Co. Ltd.	28,000	529,970
Asustek Computer Inc.	14,000	234,809
AUO Corp.	1,647,800	847,289
Cathay Financial Holding Co. Ltd.	1,249,000	2,483,008
Chicony Electronics Co. Ltd.	196,000	993,720
China Airlines Ltd.	191,000	123,093
Chunghwa Telecom Co. Ltd.	103,000	399,287
Compal Electronics Inc.	265,000	275,701
CTBC Financial Holding Co. Ltd.	2,008,000	2,051,244
Delta Electronics Inc.	177,000	2,206,619
Far EasTone Telecommunications Co. Ltd.	313,000	885,919
Feng TAY Enterprise Co. Ltd.	30,880	140,841
Formosa Sumco Technology Corp.	100,000	465,115
Fortune Electric Co. Ltd.	47,300	988,487
Fubon Financial Holding Co. Ltd.	1,399,950	4,018,835
Gigabyte Technology Co. Ltd.	97,000	795,381
Global Unichip Corp.	32,000	1,117,560
Hon Hai Precision Industry Co. Ltd.	854,000	4,929,914
Inventec Corp.	282,000	403,248
King Slide Works Co. Ltd.	22,000	873,665
Largan Precision Co. Ltd.	2,000	195,042
Lite-On Technology Corp.	465,718	1,562,472
MediaTek Inc.	148,000	5,744,893
Mega Financial Holding Co. Ltd.	190,688	232,597
Micro-Star International Co. Ltd.	193,000	1,109,022
Nan Ya Plastics Corp.	233,000	330,374
Nan Ya Printed Circuit Board Corp.	35,000	161,352
Nien Made Enterprise Co. Ltd.	26,000	380,512
Novatek Microelectronics Corp.	215,000	3,631,364
Pou Chen Corp.	442,000	480,561
Powertech Technology Inc.	19,000	86,617
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
President Chain Store Corp.	113,000	$993,425
Quanta Computer Inc.	174,000	1,461,768
Realtek Semiconductor Corp.	156,000	2,612,705
Ruentex Industries Ltd.	533,000	1,354,995
Shanghai Commercial & Savings Bank Ltd. (The)	771,000	970,942
SinoPac Financial Holdings Co. Ltd.	2,353,236	1,768,976
Synnex Technology International Corp.	201,000	452,531
Taiwan Cooperative Financial Holding Co. Ltd.	2,103,689	1,704,086
Taiwan Semiconductor Manufacturing Co. Ltd.	1,924,000	56,960,718
Unimicron Technology Corp.	62,000	318,162
Uni-President Enterprises Corp.	899,000	2,316,487
United Microelectronics Corp.	1,569,000	2,726,707
Voltronic Power Technology Corp.	19,000	1,184,338
Wistron Corp.	277,000	882,376
Wiwynn Corp.	16,000	954,629
Yang Ming Marine Transport Corp.	105,000	211,928
Yuanta Financial Holding Co. Ltd.	2,783,768	2,778,454
Yulon Nissan Motor Co. Ltd.	38,000	142,606
		122,671,939
Thailand — 0.7%
Advanced Info Service PCL, NVDR	150,200	1,095,517
Central Retail Corp. PCL, NVDR	74,500	64,735
Delta Electronics Thailand PCL, NVDR(c)	283,200	891,074
Kasikornbank PCL, NVDR	48,200	203,627
Krung Thai Bank PCL, NVDR	1,869,500	1,009,129
Krungthai Card PCL, NVDR(c)	313,800	386,170
Land & Houses PCL, NVDR(c)	1,511,900	251,850
MK Restaurants Group PCL, NVDR	346,700	274,021
PTT Exploration & Production PCL, NVDR	100,700	421,172
TOA Paint Thailand PCL, NVDR	116,700	62,065
		4,659,360
Turkey — 1.3%
Akbank TAS	484,457	828,946
Anadolu Efes Biracilik Ve Malt Sanayii A/S	185,849	1,214,300
BIM Birlesik Magazalar A/S	42,953	680,283
Ford Otomotiv Sanayi AS	15,243	431,271
KOC Holding AS	231,556	1,266,077
Tofas Turk Otomobil Fabrikasi AS	149,831	1,072,540
Turk Traktor ve Ziraat Makineleri AS(c)	29,217	626,409
Turkcell Iletisim Hizmetleri AS	315,850	911,882
Turkiye Garanti Bankasi AS	383,726	1,263,683
Yapi ve Kredi Bankasi A/S	567,361	519,828
		8,815,219
United Arab Emirates — 2.0%
Abu Dhabi Islamic Bank PJSC	947,427	3,255,382
Abu Dhabi National Oil Co. for Distribution PJSC	1,348,550	1,341,244
Aldar Properties PJSC	75,684	151,302
Dubai Electricity & Water Authority PJSC	2,433,830	1,583,744
Emaar Properties PJSC	668,373	1,536,385
Emirates NBD Bank PJSC	291,159	1,561,684
Emirates Telecommunications Group Co. PJSC	200,890	992,185
First Abu Dhabi Bank PJSC	175,096	638,819
International Holding Co. PJSC(b)	17,972	1,977,343
		13,038,088
Total Common Stocks — 98.3% (Cost: $558,068,359)		656,401,272
Security	Shares	Value
Preferred Stocks
Brazil — 1.2%
Cia Energetica de Minas Gerais, Preference Shares, NVS	631,400	$1,302,918
Gerdau SA, Preference Shares, NVS	543,451	1,764,592
Itau Unibanco Holding SA, Preference Shares, NVS	346,044	2,253,358
Petroleo Brasileiro SA, Preference Shares, NVS	345,780	2,415,451
		7,736,319
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	23,463	914,156
South Korea — 0.2%
Kumho Petrochemical Co. Ltd., Preference Shares, NVS	4,742	232,544
Samsung C&T Corp., Preference Shares, NVS	2,696	223,203
Samsung Electronics Co. Ltd., Preference Shares, NVS	22,505	1,011,179
		1,466,926
Total Preferred Stocks — 1.5% (Cost: $9,592,313)		10,117,401
Total Long-Term Investments — 99.8% (Cost: $567,660,672)		666,518,673
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	5,010,721	5,013,728
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(f)(g)	6,970,000	6,970,000
Total Short-Term Securities — 1.8% (Cost: $11,982,100)		11,983,728
Total Investments — 101.6% (Cost: $579,642,772)		678,502,401
Liabilities in Excess of Other Assets — (1.6)%		(10,510,528)
Net Assets — 100.0%		$667,991,873

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
8

Schedule of Investments (continued)
August 31, 2024
iShares® Emerging Markets Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,390,096	$—	$(10,379,065)(a)	$2,678	$19	$5,013,728	5,010,721	$169,830 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,970,000 (a)	—	—	—	6,970,000	6,970,000	147,959	—
				$2,678	$19	$11,983,728		$317,789	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	25	09/20/24	$1,375	$66,977
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$66,977	$—	$—	$—	$66,977

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$120,753	$—	$—	$—	$120,753
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$65,088	$—	$—	$—	$65,088
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$975,969
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Emerging Markets Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$82,462,004	$573,934,285	$4,983	$656,401,272
Preferred Stocks	8,650,475	1,466,926	—	10,117,401
Short-Term Securities
Money Market Funds	11,983,728	—	—	11,983,728
	$103,096,207	$575,401,211	$4,983	$678,502,401
Derivative Financial Instruments(a)
Assets
Equity Contracts	$66,977	$—	$—	$66,977

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments
August 31, 2024
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.5%
Atacadao SA(a)	2,563,422	$4,079,861
B3 SA - Brasil Bolsa Balcao	5,077,746	11,424,129
Banco do Brasil SA	975,930	4,869,304
BRF SA(a)	933,102	4,342,705
CCR SA	5,640,960	13,261,778
Cosan SA	4,862,853	11,527,376
Embraer SA(a)	75,854	630,283
Engie Brasil Energia SA	2,083,475	16,694,565
Hapvida Participacoes e Investimentos SA(a)(b)	5,749,598	4,325,499
Localiza Rent a Car SA	1,208,580	8,871,433
Localiza Rent a Car SA, NVS(a)	8,806	63,436
Natura & Co. Holding SA	2,623,128	6,306,547
Petroleo Brasileiro SA	762,144	5,806,734
PRIO SA	505,519	4,201,334
Raia Drogasil SA	2,086,319	10,202,176
Rumo SA	1,086,217	4,211,152
TIM SA/Brazil	1,354,542	4,292,465
TOTVS SA	2,950,268	15,688,488
Ultrapar Participacoes SA	1,039,082	4,306,808
Vibra Energia SA	3,817,361	17,420,759
		152,526,832
Chile — 0.4%
Enel Americas SA	167,377,672	17,933,584
China — 23.1%
AAC Technologies Holdings Inc.	1,318,000	5,599,224
Agricultural Bank of China Ltd., Class A	12,139,300	7,731,448
Agricultural Bank of China Ltd., Class H	31,941,000	14,069,298
Alibaba Group Holding Ltd., Class A	7,959,768	82,499,526
Alibaba Health Information Technology Ltd.(a)(c)	11,356,000	4,342,172
Baidu Inc., Class A(a)	1,019,612	10,758,245
Bank of China Ltd., Class H	18,286,000	8,262,048
BeiGene Ltd.(a)	298,151	4,412,473
Beijing Enterprises Holdings Ltd.	1,296,756	4,191,398
Beijing Enterprises Water Group Ltd.	12,548,000	3,665,714
Bosideng International Holdings Ltd.	8,478,000	4,164,090
BYD Co. Ltd., Class A	180,055	6,308,743
BYD Co. Ltd., Class H	673,500	20,627,263
China Construction Bank Corp., Class A	6,565,700	6,971,051
China Construction Bank Corp., Class H	88,094,000	61,854,284
China Mengniu Dairy Co. Ltd.	4,935,000	8,314,159
China Merchants Bank Co. Ltd., Class H	3,590,000	14,732,288
China Minsheng Banking Corp. Ltd., Class A	10,482,800	5,071,328
China Minsheng Banking Corp. Ltd., Class H	10,401,023	3,738,470
China Resources Gas Group Ltd.	2,072,600	6,967,090
China Ruyi Holdings Ltd.(a)(c)	15,104,000	4,364,682
CITIC Securities Co. Ltd., Class A	1,752,000	4,758,741
CMOC Group Ltd., Class A	11,006,400	11,585,153
CMOC Group Ltd., Class H	11,784,000	9,565,914
Contemporary Amperex Technology Co. Ltd., Class A	465,485	12,063,455
CSPC Pharmaceutical Group Ltd.	5,609,520	3,444,076
ENN Energy Holdings Ltd.	1,175,100	7,565,673
ENN Natural Gas Co. Ltd., Class A	1,746,300	4,352,971
Fosun International Ltd.	16,771,000	8,678,082
Foxconn Industrial Internet Co. Ltd., Class A	1,519,600	4,397,513
Geely Automobile Holdings Ltd.	9,409,000	10,529,887
Great Wall Motor Co. Ltd., Class H	3,256,500	4,653,776
Haier Smart Home Co. Ltd., Class A	1,234,800	4,293,071
Haier Smart Home Co. Ltd., Class A	2,346,800	7,171,114
Security	Shares	Value
China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(b)	3,226,000	$8,227,853
Huatai Securities Co. Ltd., Class A	5,173,102	9,160,652
Huatai Securities Co. Ltd., Class H(b)	6,228,600	6,854,423
IEIT Systems Co. Ltd., Class A	959,500	4,381,819
Industrial & Commercial Bank of China Ltd., Class A	7,551,200	6,364,856
Industrial & Commercial Bank of China Ltd., Class H	47,388,000	27,102,067
Industrial Bank Co. Ltd., Class A	4,683,800	10,890,148
Innovent Biologics Inc.(a)(b)	1,559,000	8,450,398
JD.com Inc., Class A	1,351,928	18,272,828
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	717,900	4,453,238
Kanzhun Ltd., ADR	314,847	3,922,994
KE Holdings Inc., ADR	300,830	4,464,317
Kingdee International Software Group Co. Ltd.(a)	5,912,000	4,629,040
Kuaishou Technology(a)(b)	1,174,900	5,997,015
Lenovo Group Ltd.	17,600,000	21,490,661
Li Auto Inc., Class A(a)	1,645,028	16,011,801
Longfor Group Holdings Ltd.(b)	3,809,000	4,259,268
Meituan, Class B(a)(b)	2,705,230	40,933,911
MINISO Group Holding Ltd.	1,139,800	4,726,707
MMG Ltd.(a)	14,465,600	4,112,070
NetEase Inc.	1,225,370	19,697,348
NIO Inc., Class A(a)	1,140,419	4,657,211
Nongfu Spring Co. Ltd., Class H(b)	1,235,000	4,460,935
Orient Securities Co. Ltd., Class A	5,073,105	6,020,006
PDD Holdings Inc., ADR(a)	304,809	29,295,193
Ping An Insurance Group Co. of China Ltd., Class H	3,904,000	18,482,466
Pop Mart International Group Ltd.(b)	1,707,800	10,000,239
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,942,600	5,092,477
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,328,900	4,592,528
Shenzhen Inovance Technology Co. Ltd., Class A	757,600	4,615,626
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	348,400	12,294,234
Sino Biopharmaceutical Ltd.	12,796,151	5,252,635
Sungrow Power Supply Co. Ltd., Class A	461,653	4,999,511
Sunny Optical Technology Group Co. Ltd.	1,071,523	6,568,272
Tencent Holdings Ltd.	3,449,700	167,310,143
Tongcheng Travel Holdings Ltd.	5,300,800	9,827,553
Trip.com Group Ltd.(a)	325,971	15,354,200
Vipshop Holdings Ltd., ADR	601,372	7,541,205
WuXi AppTec Co. Ltd., Class A	1,535,100	8,446,590
Wuxi Biologics Cayman Inc.(a)(b)	6,449,000	9,179,485
Xiaomi Corp., Class B(a)(b)	5,486,400	13,526,255
XPeng Inc.(a)	2,413,396	9,692,664
Yadea Group Holdings Ltd.(b)	6,180,000	8,705,386
Yum China Holdings Inc.	394,555	13,339,904
Yunnan Baiyao Group Co. Ltd., Class A	1,184,320	9,016,162
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,603,700	4,402,255
		1,008,780,969
Colombia — 0.2%
Bancolombia SA	458,369	4,163,802
Interconexion Electrica SA ESP	931,565	4,046,214
		8,210,016
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	3,389,090	6,069,970
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece — 0.6%
Metlen Energy & Metals SA	342,124	$12,847,373
OPAP SA	884,598	15,293,332
		28,140,705
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,644,361	12,460,103
India — 20.1%
ABB India Ltd.	46,434	4,396,951
Adani Green Energy Ltd.(a)	211,461	4,633,912
Asian Paints Ltd.	840,413	31,376,733
AU Small Finance Bank Ltd.(b)	934,264	7,673,943
Axis Bank Ltd.	1,512,404	21,210,734
Bajaj Finance Ltd.	138,494	11,891,097
Bharat Electronics Ltd.	1,368,774	4,891,266
Bharti Airtel Ltd.	846,065	16,034,243
Canara Bank	3,270,948	4,355,127
Dabur India Ltd.	1,519,943	11,545,249
DLF Ltd.	427,737	4,312,027
Eicher Motors Ltd.	166,469	9,851,656
Havells India Ltd.	226,589	5,132,750
HCL Technologies Ltd.	1,653,302	34,569,441
HDFC Bank Ltd.	2,605,444	50,949,187
HDFC Life Insurance Co. Ltd.(b)	917,606	8,085,463
Hero MotoCorp Ltd.	190,380	12,396,554
Hindalco Industries Ltd.	674,634	5,652,965
Hindustan Unilever Ltd.	972,875	32,230,846
ICICI Bank Ltd.	3,909,391	57,334,144
ICICI Lombard General Insurance Co. Ltd.(b)	197,828	5,060,068
ICICI Prudential Life Insurance Co. Ltd.(b)	1,458,460	13,099,153
IDFC First Bank Ltd.(a)	11,964,317	10,537,299
Indian Hotels Co. Ltd., Class A	1,766,600	13,656,530
IndusInd Bank Ltd.	257,005	4,368,116
Info Edge India Ltd.	125,446	11,491,236
Infosys Ltd.	2,778,694	64,512,059
Kotak Mahindra Bank Ltd.	1,016,175	21,580,576
Macrotech Developers Ltd.	443,329	6,626,196
Mahindra & Mahindra Ltd.	575,338	19,272,263
Mahindra & Mahindra Ltd., GDR	422,599	14,114,807
Marico Ltd.	3,067,794	23,664,521
Mphasis Ltd.	116,559	4,313,516
PB Fintech Ltd.(a)	211,819	4,468,200
Phoenix Mills Ltd. (The)	96,262	4,329,367
PI Industries Ltd.	122,771	6,586,666
Power Finance Corp. Ltd.	776,145	5,087,486
Power Grid Corp. of India Ltd.	5,039,845	20,299,188
Punjab National Bank	5,267,078	7,317,390
Reliance Industries Ltd.	2,149,877	77,350,832
SBI Cards & Payment Services Ltd.	647,481	5,584,428
Shriram Finance Ltd.	336,561	12,881,614
State Bank of India	530,299	5,154,251
Sundaram Finance Ltd.	63,967	3,848,672
Supreme Industries Ltd.	153,606	9,683,353
Suzlon Energy Ltd.(a)	10,063,240	9,106,140
Tata Consultancy Services Ltd.	154,785	8,409,004
Tata Consumer Products Ltd.	1,236,327	17,698,657
Tata Elxsi Ltd.	54,841	5,232,574
Tata Motors Ltd.	350,992	4,652,445
Tech Mahindra Ltd.	346,342	6,769,770
Thermax Ltd.	82,883	4,316,479
Trent Ltd.	222,551	18,970,173
TVS Motor Co. Ltd.	589,277	19,764,979
Union Bank of India Ltd.	8,163,063	11,832,145
Security	Shares	Value
India (continued)
United Spirits Ltd.	314,345	$5,525,625
UPL Ltd.	1,414,692	10,087,971
Varun Beverages Ltd.	551,909	9,875,858
Vedanta Ltd.	816,745	4,557,196
Yes Bank Ltd.(a)	15,207,776	4,289,364
Zomato Ltd.(a)	8,258,060	24,641,572
		879,142,027
Indonesia — 1.3%
Amman Mineral Internasional PT(a)	6,554,394	4,525,383
Bank Central Asia Tbk PT	14,339,092	9,579,497
Bank Rakyat Indonesia Persero Tbk PT	34,581,400	11,514,082
Chandra Asri Pacific Tbk PT	7,634,800	4,927,669
GoTo Gojek Tokopedia Tbk PT(a)	1,263,367,728	4,252,530
Kalbe Farma Tbk PT	138,339,000	14,769,288
Merdeka Copper Gold Tbk PT(a)	34,578,468	5,258,584
		54,827,033
Kuwait — 0.2%
Kuwait Finance House KSCP	3,144,498	7,495,033
Malaysia — 2.9%
AMMB Holdings Bhd	11,986,200	14,432,147
Axiata Group Bhd	8,323,100	4,905,110
CIMB Group Holdings Bhd	7,461,000	14,186,629
Kuala Lumpur Kepong Bhd	906,562	4,560,820
Malayan Banking Bhd	11,511,100	28,717,575
Maxis Bhd	12,573,085	11,233,680
Press Metal Aluminium Holdings Bhd	7,481,200	8,616,797
Public Bank Bhd	25,325,600	28,245,031
Sime Darby Bhd	17,858,500	10,258,997
		125,156,786
Mexico — 1.4%
Cemex SAB de CV, NVS	7,704,140	4,682,512
Fomento Economico Mexicano SAB de CV	1,676,261	17,146,263
Grupo Aeroportuario del Sureste SAB de CV, Class B	161,854	4,338,954
Grupo Bimbo SAB de CV, Series A	1,322,217	4,731,159
Grupo Financiero Banorte SAB de CV, Class O	2,445,557	16,914,039
Wal-Mart de Mexico SAB de CV	4,890,174	15,586,083
		63,399,010
Peru — 0.2%
Credicorp Ltd.	59,971	10,695,828
Poland — 0.9%
Allegro.eu SA (a)(b)	1,508,819	14,862,530
Budimex SA	37,739	5,865,832
KGHM Polska Miedz SA	120,493	4,324,624
ORLEN SA	517,854	8,618,764
Santander Bank Polska SA	33,425	4,499,444
		38,171,194
Qatar — 0.4%
Qatar National Bank QPSC	3,667,525	15,971,977
Russia — 0.0%
Gazprom PJSC(a)(d)	7,224,690	797
LUKOIL PJSC(a)(d)	725,046	80
Novatek PJSC(a)(d)	1,686,230	186
Novolipetsk Steel PJSC(a)(d)	5,130,970	566
PhosAgro PJSC(a)(d)	249,741	27
PhosAgro PJSC, New(a)(d)	4,826	48
Polyus PJSC(a)(d)	43,646	5
Rosneft Oil Co. PJSC(a)(d)	759,129	84
Sberbank of Russia PJSC(a)(d)	10,004,860	1,104
Schedule of Investments
12

Schedule of Investments (continued)
August 31, 2024
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia (continued)
TCS Group Holding PLC, GDR(a)(d)(e)	124,025	$14
Yandex NV(a)(d)	87,150	9
		2,920
Saudi Arabia — 3.2%
ACWA Power Co.	84,439	9,477,617
Al Rajhi Bank	1,827,571	43,036,978
Alinma Bank	543,088	4,528,375
Bank AlBilad	434,170	4,466,569
Co. for Cooperative Insurance (The)	125,828	5,312,508
Dr Sulaiman Al Habib Medical Services Group Co.	185,319	15,111,553
Etihad Etisalat Co.	1,632,946	21,991,431
Mobile Telecommunications Co. Saudi Arabia	1,504,413	4,482,049
Riyad Bank	667,989	4,601,751
Saudi Arabian Mining Co.(a)	572,482	6,486,076
Saudi Basic Industries Corp.	850,949	16,961,836
Saudi Telecom Co.	350,132	4,013,670
Savola Group (The)(a)	18,839	133,704
		140,604,117
South Africa — 3.9%
Anglogold Ashanti PLC, NVS	164,613	4,872,023
Aspen Pharmacare Holdings Ltd.	391,660	5,272,074
Bid Corp. Ltd.	205,020	5,164,842
Bidvest Group Ltd. (The)	317,806	5,171,319
Clicks Group Ltd.	257,974	5,407,126
FirstRand Ltd.	3,406,558	16,380,023
Gold Fields Ltd.	1,004,261	13,921,345
Kumba Iron Ore Ltd.	307,512	6,086,853
MTN Group Ltd.	913,022	4,547,881
Naspers Ltd., Class N	85,479	17,632,778
Nedbank Group Ltd.	970,832	16,070,604
NEPI Rockcastle NV	3,541,063	28,876,862
Sanlam Ltd.	1,015,391	5,062,503
Vodacom Group Ltd.	3,519,270	21,748,296
Woolworths Holdings Ltd./South Africa	4,103,798	14,883,353
		171,097,882
South Korea — 10.9%
CJ CheilJedang Corp.	18,199	4,393,521
Coway Co. Ltd.	131,141	6,602,457
Hana Financial Group Inc.	339,883	15,778,982
Hanwha Aerospace Co. Ltd.	48,274	10,504,672
HD Hyundai Electric Co. Ltd.	22,789	5,217,144
HLB Inc.(a)	63,141	4,237,391
Kakao Corp.	215,534	6,025,808
KB Financial Group Inc.	458,853	29,589,119
LG Chem Ltd.	19,915	4,804,485
LG Corp.	1	59
LG Display Co. Ltd.(a)	551,943	4,664,348
NAVER Corp.	149,464	18,961,041
NCSoft Corp.	34,722	4,884,369
POSCO Holdings Inc.	52,250	13,344,223
Samsung C&T Corp.	101,802	11,265,788
Samsung Electro-Mechanics Co. Ltd.	65,136	6,975,784
Samsung Electronics Co. Ltd.	2,939,338	163,245,869
Samsung Fire & Marine Insurance Co. Ltd.	20,716	5,381,424
Samsung Life Insurance Co. Ltd.	65,820	4,807,663
Samsung SDI Co. Ltd.	37,167	9,891,846
Shinhan Financial Group Co. Ltd.	402,487	17,036,961
SK Biopharmaceuticals Co. Ltd.(a)	113,690	9,803,692
SK Hynix Inc.	351,847	46,106,636
SK Inc.	186,439	20,022,479
Security	Shares	Value
South Korea (continued)
SK Innovation Co. Ltd.(a)	88,148	$7,288,400
SK Square Co. Ltd.(a)	140,316	8,258,577
SKC Co. Ltd.(a)	53,418	5,180,577
Woori Financial Group Inc.	2,713,607	32,494,271
		476,767,586
Taiwan — 20.4%
Accton Technology Corp.	266,000	4,235,479
Acer Inc.	8,641,000	11,850,815
ASE Technology Holding Co. Ltd.	1,944,000	9,328,628
Asia Vital Components Co. Ltd.	433,000	8,195,611
Cathay Financial Holding Co. Ltd.	14,823,769	29,469,603
Chunghwa Telecom Co. Ltd.	3,662,000	14,195,992
CTBC Financial Holding Co. Ltd.	18,751,000	19,154,816
Delta Electronics Inc.	1,517,000	18,912,094
E Ink Holdings Inc.	508,000	4,853,821
E.Sun Financial Holding Co. Ltd.	58,338,591	51,430,091
Evergreen Marine Corp. Taiwan Ltd.	735,000	4,322,930
Far EasTone Telecommunications Co. Ltd.	5,719,000	16,187,128
First Financial Holding Co. Ltd.	66,775,119	56,945,237
Fortune Electric Co. Ltd.	262,000	5,475,340
Fubon Financial Holding Co. Ltd.	11,888,136	34,127,255
Hon Hai Precision Industry Co. Ltd.	4,120,000	23,783,661
Lite-On Technology Corp.	1,816,000	6,092,632
MediaTek Inc.	786,000	30,510,040
Mega Financial Holding Co. Ltd.	16,603,281	20,252,355
Quanta Computer Inc.	936,000	7,863,305
SinoPac Financial Holdings Co. Ltd.	27,988,611	21,039,617
Taishin Financial Holding Co. Ltd.	17,542,135	10,144,443
Taiwan Semiconductor Manufacturing Co. Ltd.	15,343,000	454,235,080
United Microelectronics Corp.	8,671,000	15,069,010
Voltronic Power Technology Corp.	150,000	9,350,033
Wistron Corp.	1,400,000	4,459,661
		891,484,677
Thailand — 2.1%
Advanced Info Service PCL, NVDR	3,082,400	22,482,167
Asset World Corp. PCL, NVDR	20,345,500	1,988,316
Bangkok Dusit Medical Services PCL, NVDR	17,728,300	14,503,621
Delta Electronics Thailand PCL, NVDR	2,507,900	7,890,973
Home Product Center PCL, NVDR	16,699,700	4,453,921
PTT Oil & Retail Business PCL, NVDR	23,753,800	10,861,800
PTT PCL, NVDR	20,440,000	20,210,340
Siam Cement PCL (The), NVDR	1,334,000	9,058,556
		91,449,694
Turkey — 0.7%
Akbank TAS	3,203,657	5,481,721
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,528,831	4,328,565
Haci Omer Sabanci Holding AS	4,109,639	10,612,686
Turkiye Petrol Rafinerileri AS	886,037	4,384,417
Yapi ve Kredi Bankasi A/S	6,125,444	5,612,264
		30,419,653
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	4,816,880	11,488,590
Abu Dhabi Islamic Bank PJSC	3,339,316	11,473,969
Emirates Telecommunications Group Co. PJSC	2,776,065	13,710,829
First Abu Dhabi Bank PJSC	3,797,843	13,856,024
		50,529,412
Total Common Stocks — 98.0% (Cost: $3,788,162,134)		4,281,337,008
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 0.9%
Banco Bradesco SA, Preference Shares, NVS	1,699,774	$4,716,945
Cia Energetica de Minas Gerais, Preference Shares, NVS	1	2
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,226,307	4,120,048
Gerdau SA, Preference Shares, NVS	1,353,614	4,395,201
Petroleo Brasileiro SA, Preference Shares, NVS	3,601,041	25,155,117
		38,387,313
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	117,662	4,584,301
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	574,192	4,776,464
South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference Shares, NVS	701,554	31,521,735
Total Preferred Stocks — 1.8% (Cost: $73,967,180)		79,269,813
Rights
Saudi Arabia — 0.1%
Savola Group (The), (Expires 09/20/24, Strike Price SAR 10)(a)	615,349	2,610,552
Total Rights — 0.1% (Cost: $2,127,618)		2,610,552
Total Long-Term Investments — 99.9% (Cost: $3,864,256,932)		4,363,217,373
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	2,766,093	$2,767,753
Total Short-Term Securities — 0.0% (Cost: $2,765,076)		2,767,753
Total Investments — 99.9% (Cost: $3,867,022,008)		4,365,985,126
Other Assets Less Liabilities — 0.1%		3,160,213
Net Assets — 100.0%		$4,369,145,339

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,144,856	$—	$(32,384,689)(a)	$9,709	$(2,123)	$2,767,753	2,766,093	$198,106 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	362,671	—
				$9,709	$(2,123)	$2,767,753		$560,777	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
14

Schedule of Investments (continued)
August 31, 2024
iShares® ESG Aware MSCI EM ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	92	09/20/24	$5,060	$(20,044)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$20,044	$—	$—	$—	$20,044

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(771,555)	$—	$—	$—	$(771,555)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$245,368	$—	$—	$—	$245,368
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,098,370
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$562,998,744	$3,718,335,344	$2,920	$4,281,337,008
Preferred Stocks	47,748,078	31,521,735	—	79,269,813
Rights	2,610,552	—	—	2,610,552
Short-Term Securities
Money Market Funds	2,767,753	—	—	2,767,753
	$616,125,127	$3,749,857,079	$2,920	$4,365,985,126
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® ESG Aware MSCI EM ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(20,044)	$—	$—	$(20,044)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $92,933,186 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.1%
Ambev SA	12,931,334	$29,506,464
Atacadao SA(a)	1,725,548	2,746,328
B3 SA - Brasil Bolsa Balcao	15,237,061	34,280,988
Banco Bradesco SA	4,391,543	11,017,915
Banco BTG Pactual SA	3,231,866	20,391,443
Banco do Brasil SA	4,695,319	23,426,817
BB Seguridade Participacoes SA	1,905,592	12,418,917
BRF SA(a)	1,615,599	7,519,080
Caixa Seguridade Participacoes S/A	1,577,046	4,575,041
CCR SA	2,862,919	6,730,662
Centrais Eletricas Brasileiras SA	3,283,358	24,322,465
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,217,521	20,464,299
Cia. Siderurgica Nacional SA	1,820,711	3,831,409
Cosan SA	3,339,991	7,917,437
CPFL Energia SA	640,395	3,873,538
Embraer SA(a)	1,897,435	15,766,087
Energisa SA	656,182	5,508,205
Engie Brasil Energia SA	536,198	4,296,472
Equatorial Energia SA	2,928,856	17,772,847
Hapvida Participacoes e Investimentos SA(a)(b)	13,471,981	10,135,150
Hypera SA	1,024,197	5,186,452
Inter & Co. Inc., Class A, NVS	660,591	4,855,344
JBS SA	2,121,966	13,177,691
Klabin SA	2,233,783	8,557,098
Localiza Rent a Car SA	2,510,376	18,427,107
Localiza Rent a Car SA, NVS(a)	23,497	169,267
Natura & Co. Holding SA	2,477,898	5,957,384
NU Holdings Ltd./Cayman Islands, Class A(a)	8,099,562	121,250,443
Pagseguro Digital Ltd., Class A(a)	537,683	5,952,151
Petroleo Brasileiro SA	10,169,445	77,480,455
PRIO SA	2,217,345	18,428,205
Raia Drogasil SA	3,537,268	17,297,369
Rede D'Or Sao Luiz SA(b)	2,189,645	12,405,249
Rumo SA	3,580,977	13,883,080
Sendas Distribuidora SA(a)	3,718,293	6,313,765
StoneCo Ltd., Class A(a)	688,099	9,124,193
Suzano SA	2,134,946	20,834,470
Telefonica Brasil SA	1,138,156	10,466,847
TIM SA/Brazil	2,291,367	7,261,210
TOTVS SA	1,546,463	8,223,546
Ultrapar Participacoes SA	2,039,105	8,451,724
Vale SA	9,299,111	98,304,817
Vibra Energia SA	2,807,047	12,810,129
WEG SA	4,598,926	44,186,312
XP Inc., Class A	1,014,260	18,672,527
		834,178,399
Chile — 0.5%
Banco de Chile	124,099,671	15,700,567
Banco de Credito e Inversiones SA	216,597	6,635,019
Banco Santander Chile	183,808,456	9,454,754
Cencosud SA	3,544,160	7,175,826
Empresas CMPC SA	3,098,334	5,350,842
Empresas Copec SA	1,125,296	7,373,686
Enel Americas SA	58,883,566	6,309,046
Enel Chile SA	76,521,888	4,146,345
Falabella SA(a)	2,406,880	8,508,320
Latam Airlines Group SA	417,811,315	5,400,289
		76,054,694
Security	Shares	Value
Colombia — 0.1%
Bancolombia SA	726,946	$6,603,542
Interconexion Electrica SA ESP	1,277,620	5,549,290
		12,152,832
Czech Republic — 0.2%
CEZ AS	437,318	16,693,001
Komercni Banka AS	202,800	6,877,307
Moneta Money Bank AS(b)	731,712	3,521,589
		27,091,897
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	5,758,366	10,313,420
Eastern Co. SAE	3,489,801	1,827,691
Talaat Moustafa Group	2,304,016	2,795,906
		14,937,017
Greece — 0.6%
Alpha Services and Holdings SA	5,745,835	9,821,424
Eurobank Ergasias Services and Holdings SA, Class A	7,021,090	16,008,644
Hellenic Telecommunications Organization SA	512,934	8,316,310
Jumbo SA	287,809	7,279,135
Metlen Energy & Metals SA	292,238	10,974,064
National Bank of Greece SA	2,098,358	18,239,564
OPAP SA	499,367	8,633,283
Piraeus Financial Holdings SA	2,898,190	12,502,670
Public Power Corp. SA	553,917	7,114,511
		98,889,605
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,186,618	8,991,567
OTP Bank Nyrt	609,436	31,377,862
Richter Gedeon Nyrt	384,001	11,632,550
		52,001,979
India — 26.7%
ABB India Ltd.	145,360	13,764,502
Adani Enterprises Ltd.	407,985	14,684,288
Adani Green Energy Ltd.(a)	868,316	19,028,093
Adani Ports & Special Economic Zone Ltd.	1,474,532	26,063,869
Adani Power Ltd.(a)	2,111,050	15,910,990
Ambuja Cements Ltd.	1,679,450	12,359,148
APL Apollo Tubes Ltd.	460,814	8,033,332
Apollo Hospitals Enterprise Ltd.	275,610	22,778,924
Ashok Leyland Ltd.	4,010,970	12,261,630
Asian Paints Ltd.	1,049,720	39,191,188
Astral Ltd.	368,846	8,449,459
AU Small Finance Bank Ltd.(b)	992,347	8,151,031
Aurobindo Pharma Ltd.	722,013	13,506,818
Avenue Supermarts Ltd.(a)(b)	446,184	26,195,350
Axis Bank Ltd.	6,163,952	86,446,442
Bajaj Auto Ltd.	183,402	23,812,123
Bajaj Finance Ltd.	761,303	65,365,487
Bajaj Finserv Ltd.	1,047,000	22,264,371
Bajaj Holdings & Investment Ltd.	76,104	9,127,496
Balkrishna Industries Ltd.	213,339	7,201,669
Bank of Baroda	2,810,999	8,386,043
Bharat Electronics Ltd.	10,014,738	35,787,311
Bharat Forge Ltd.	704,033	13,315,659
Bharat Heavy Electricals Ltd.	2,848,036	9,859,468
Bharat Petroleum Corp. Ltd.	4,176,386	17,795,506
Bharti Airtel Ltd.	6,996,687	132,598,062
Bosch Ltd.	20,688	7,991,107
Britannia Industries Ltd.	296,606	20,720,080
Canara Bank	4,912,347	6,540,579
CG Power & Industrial Solutions Ltd.	1,684,191	13,975,807
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Cholamandalam Investment and Finance Co. Ltd.	1,153,986	$20,039,683
Cipla Ltd.	1,435,755	28,353,896
Coal India Ltd.	5,051,970	31,601,836
Colgate-Palmolive India Ltd.	373,401	16,206,491
Container Corp. of India Ltd.	676,272	7,780,751
Cummins India Ltd.	381,408	17,052,424
Dabur India Ltd.	1,449,218	11,008,033
Divi's Laboratories Ltd.	327,768	19,922,298
Dixon Technologies India Ltd.	88,768	13,936,481
DLF Ltd.	2,025,064	20,414,721
Dr. Reddy's Laboratories Ltd.	318,675	26,698,741
Eicher Motors Ltd.	374,976	22,191,126
GAIL India Ltd.	6,299,580	17,867,922
GMR Airports Infrastructure Ltd.(a)	6,649,334	7,500,952
Godrej Consumer Products Ltd.	1,123,689	19,830,908
Godrej Properties Ltd.(a)	344,627	11,963,828
Grasim Industries Ltd.	721,681	23,231,823
Havells India Ltd.	687,170	15,565,945
HCL Technologies Ltd.	2,599,680	54,357,572
HDFC Asset Management Co. Ltd.(b)	263,107	13,870,880
HDFC Bank Ltd.	11,658,261	227,976,084
HDFC Life Insurance Co. Ltd.(b)	2,645,762	23,313,067
Hero MotoCorp Ltd.	327,823	21,346,127
Hindalco Industries Ltd.	3,677,886	30,818,132
Hindustan Aeronautics Ltd., NVS	549,388	30,684,818
Hindustan Petroleum Corp. Ltd.	2,557,251	12,769,392
Hindustan Unilever Ltd.	2,248,799	74,501,548
ICICI Bank Ltd.	14,229,345	208,683,989
ICICI Lombard General Insurance Co. Ltd.(b)	629,773	16,108,409
ICICI Prudential Life Insurance Co. Ltd.(b)	1,002,582	9,004,687
IDFC First Bank Ltd.(a)	10,010,699	8,816,695
Indian Hotels Co. Ltd., Class A	2,343,857	18,118,960
Indian Oil Corp. Ltd.	7,770,073	16,412,961
Indian Railway Catering & Tourism Corp. Ltd.	662,243	7,369,494
Indus Towers Ltd.(a)	3,199,874	17,501,100
IndusInd Bank Ltd.	774,014	13,155,321
Info Edge India Ltd.	198,405	18,174,503
Infosys Ltd.	9,089,182	211,020,662
InterGlobe Aviation Ltd.(a)(b)	475,255	27,338,185
ITC Ltd.	8,198,091	49,045,100
Jindal Stainless Ltd.	926,879	8,774,275
Jindal Steel & Power Ltd.	981,629	11,347,736
Jio Financial Services Ltd., NVS(a)	7,825,325	29,988,814
JSW Energy Ltd.	983,655	8,339,426
JSW Steel Ltd.	1,688,983	18,946,895
Jubilant Foodworks Ltd.	1,004,462	7,791,948
Kotak Mahindra Bank Ltd.	2,987,097	63,437,177
Larsen & Toubro Ltd.	1,840,113	81,337,804
LTIMindtree Ltd.(b)	208,279	15,302,718
Lupin Ltd.	621,205	16,603,710
Macrotech Developers Ltd.	818,866	12,239,143
Mahindra & Mahindra Ltd.	2,551,831	85,479,418
Mankind Pharma Ltd.(a)	273,908	8,129,780
Marico Ltd.	1,420,271	10,955,766
Maruti Suzuki India Ltd.	345,614	51,177,458
Max Healthcare Institute Ltd.	2,139,174	22,005,337
Mphasis Ltd.	285,060	10,549,256
MRF Ltd.	6,237	10,031,455
Muthoot Finance Ltd.	333,710	7,820,873
Nestle India Ltd., NVS	922,032	27,487,208
NHPC Ltd., NVS	8,219,826	9,410,942
Security	Shares	Value
India (continued)
NMDC Ltd.	2,839,362	$7,545,798
NTPC Ltd.	11,942,352	59,221,098
Oil & Natural Gas Corp. Ltd.	8,624,345	34,059,055
Oil India Ltd.	1,316,264	11,631,979
Oracle Financial Services Software Ltd.	58,473	7,660,212
Page Industries Ltd.	16,931	8,585,389
PB Fintech Ltd.(a)	821,940	17,338,353
Persistent Systems Ltd., NVS	282,917	17,455,198
Petronet LNG Ltd.	2,114,182	9,267,592
Phoenix Mills Ltd. (The)	275,084	12,371,856
PI Industries Ltd.	209,948	11,263,713
Pidilite Industries Ltd.	420,994	15,692,633
Polycab India Ltd.	144,255	11,725,451
Power Finance Corp. Ltd.	4,066,016	26,651,980
Power Grid Corp. of India Ltd.	12,739,526	51,311,504
Prestige Estates Projects Ltd.	378,444	8,185,553
Punjab National Bank	6,001,893	8,338,246
Rail Vikas Nigam Ltd.	1,406,011	10,182,406
REC Ltd.	3,602,701	26,622,670
Reliance Industries Ltd.	8,334,523	299,869,383
Samvardhana Motherson International Ltd.	7,422,126	17,306,134
SBI Cards & Payment Services Ltd.	773,654	6,672,652
SBI Life Insurance Co. Ltd.(b)	1,233,895	27,212,678
Shree Cement Ltd.	24,784	7,533,642
Shriram Finance Ltd.	772,485	29,566,272
Siemens Ltd.	244,027	20,065,136
Solar Industries India Ltd.	75,956	9,717,921
Sona Blw Precision Forgings Ltd.(b)	1,135,191	9,255,158
SRF Ltd.	374,646	11,463,270
State Bank of India	4,866,409	47,299,150
Sun Pharmaceutical Industries Ltd.	2,624,419	57,017,291
Sundaram Finance Ltd.	187,226	11,264,737
Supreme Industries Ltd.	174,496	11,000,262
Suzlon Energy Ltd.(a)	26,103,916	23,621,210
Tata Communications Ltd.	310,511	7,263,562
Tata Consultancy Services Ltd.	2,474,981	134,458,285
Tata Consumer Products Ltd.	1,604,266	22,965,893
Tata Elxsi Ltd.	94,939	9,058,465
Tata Motors Ltd.	4,551,631	60,332,472
Tata Motors Ltd., NVS	855,415	11,334,815
Tata Power Co. Ltd. (The)	3,916,625	20,294,208
Tata Steel Ltd.	20,470,266	37,321,332
Tech Mahindra Ltd.	1,474,947	28,830,035
Thermax Ltd.	117,521	6,120,398
Titan Co. Ltd.	968,855	41,193,776
Torrent Pharmaceuticals Ltd.	282,442	11,738,551
Torrent Power Ltd.	472,937	9,834,836
Trent Ltd.	496,807	42,347,662
Tube Investments of India Ltd.	294,337	14,154,041
TVS Motor Co. Ltd.	650,312	21,812,158
UltraTech Cement Ltd.	315,975	42,602,116
Union Bank of India Ltd.	4,184,090	6,064,728
United Spirits Ltd.	807,591	14,196,012
UPL Ltd.	1,237,019	8,821,010
Varun Beverages Ltd.	1,246,563	22,305,995
Vedanta Ltd.	3,745,903	20,901,035
Vodafone Idea Ltd.(a)	64,082,799	11,949,923
Wipro Ltd.	3,573,311	22,949,758
Yes Bank Ltd.(a)	38,748,241	10,928,969
Zomato Ltd.(a)	18,124,130	54,081,352
Zydus Lifesciences Ltd.	678,544	9,128,057
		4,327,243,542
Schedule of Investments
18

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	39,991,300	$9,209,374
Amman Mineral Internasional PT(a)	17,854,100	12,327,094
Aneka Tambang Tbk	21,334,300	1,917,327
Astra International Tbk PT	54,674,800	18,031,527
Bank Central Asia Tbk PT	151,208,627	101,017,734
Bank Mandiri Persero Tbk PT	102,003,100	47,135,226
Bank Negara Indonesia Persero Tbk PT	40,616,300	14,054,215
Bank Rakyat Indonesia Persero Tbk PT	185,776,171	61,855,275
Barito Pacific Tbk PT	77,510,805	5,733,138
Chandra Asri Pacific Tbk PT	21,217,400	13,694,181
Charoen Pokphand Indonesia Tbk PT	20,902,100	6,572,902
GoTo Gojek Tokopedia Tbk PT(a)	2,485,999,339	8,367,940
Indah Kiat Pulp & Paper Tbk PT	6,884,400	3,609,605
Indofood CBP Sukses Makmur Tbk PT	6,522,800	4,843,037
Indofood Sukses Makmur Tbk PT	11,893,100	5,271,287
Kalbe Farma Tbk PT	59,052,500	6,304,537
Merdeka Copper Gold Tbk PT(a)	27,454,459	4,175,187
Sumber Alfaria Trijaya Tbk PT	51,787,400	9,717,467
Telkom Indonesia Persero Tbk PT	135,239,500	26,670,303
Unilever Indonesia Tbk PT	21,040,100	3,087,288
United Tractors Tbk PT	4,222,900	7,396,340
		370,990,984
Kuwait — 1.0%
Boubyan Bank KSCP	3,995,094	7,701,130
Gulf Bank KSCP	5,189,135	5,395,258
Kuwait Finance House KSCP	28,004,446	66,749,684
Mabanee Co. KPSC	1,939,207	5,441,830
Mobile Telecommunications Co. KSCP	5,195,021	7,949,903
National Bank of Kuwait SAKP	21,675,474	62,313,851
		155,551,656
Malaysia — 2.1%
AMMB Holdings Bhd	6,873,900	8,276,613
Axiata Group Bhd	8,057,900	4,748,818
CELCOMDIGI Bhd	10,118,200	9,065,046
CIMB Group Holdings Bhd	18,948,100	36,028,638
Gamuda Bhd	5,292,000	9,183,425
Genting Bhd	5,909,900	5,905,029
Genting Malaysia Bhd	8,267,900	4,824,682
Hong Leong Bank Bhd	1,782,800	8,761,523
IHH Healthcare Bhd	5,975,800	8,668,193
Inari Amertron Bhd	7,972,200	5,819,640
IOI Corp. Bhd	7,256,300	6,753,600
Kuala Lumpur Kepong Bhd	1,394,300	7,014,579
Malayan Banking Bhd	14,632,900	36,505,756
Malaysia Airports Holdings Bhd	2,121,144	5,152,577
Maxis Bhd	6,949,000	6,208,726
MISC Bhd	3,750,000	7,278,774
MR DIY Group M Bhd(b)	9,404,150	4,476,691
Nestle Malaysia Bhd	174,900	4,294,836
Petronas Chemicals Group Bhd	7,928,700	10,658,999
Petronas Dagangan Bhd	800,600	3,904,372
Petronas Gas Bhd	2,296,800	9,713,246
PPB Group Bhd	1,833,440	6,190,615
Press Metal Aluminium Holdings Bhd	10,232,500	11,785,726
Public Bank Bhd	39,183,400	43,700,301
QL Resources Bhd	2,929,900	4,407,049
RHB Bank Bhd	3,753,300	5,326,258
SD Guthrie Bhd	5,960,500	6,314,833
Sime Darby Bhd	7,509,600	4,313,966
Sunway Bhd	6,140,400	5,824,324
Telekom Malaysia Bhd	3,189,900	4,989,434
Security	Shares	Value
Malaysia (continued)
Tenaga Nasional Bhd	7,094,100	$24,045,664
YTL Corp. Bhd	9,147,000	6,162,067
YTL Power International Bhd	6,781,000	6,112,706
		332,416,706
Mexico — 2.6%
Alfa SAB de CV, Class A	8,333,600	4,845,055
America Movil SAB de CV, Series B	50,423,071	41,732,793
Arca Continental SAB de CV	1,393,208	12,475,328
Banco del Bajio SA(b)	2,151,806	5,383,271
Cemex SAB de CV, NVS	40,814,454	24,806,683
Coca-Cola Femsa SAB de CV	1,457,900	12,247,715
Fibra Uno Administracion SA de CV	7,900,400	9,302,729
Fomento Economico Mexicano SAB de CV	4,970,483	50,842,444
Gruma SAB de CV, Class B	502,940	9,229,984
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	786,833	6,299,298
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,074,871	19,035,138
Grupo Aeroportuario del Sureste SAB de CV, Class B	497,462	13,335,874
Grupo Bimbo SAB de CV, Series A	3,642,053	13,032,000
Grupo Carso SAB de CV, Series A1	1,567,933	9,415,122
Grupo Comercial Chedraui SA de CV	786,634	5,961,790
Grupo Financiero Banorte SAB de CV, Class O	7,083,186	48,988,957
Grupo Financiero Inbursa SAB de CV, Class O(a)	5,147,671	12,235,169
Grupo Mexico SAB de CV, Series B	8,525,686	43,627,893
Industrias Penoles SAB de CV(a)	553,100	6,637,453
Kimberly-Clark de Mexico SAB de CV, Class A	4,151,022	6,784,792
Operadora De Sites Mexicanos SAB de CV	3,787,075	3,138,229
Orbia Advance Corp. SAB de CV	2,565,911	2,742,548
Prologis Property Mexico SA de CV	2,578,804	8,213,990
Promotora y Operadora de Infraestructura SAB de CV	551,244	5,121,628
Wal-Mart de Mexico SAB de CV	14,188,251	45,221,144
		420,657,027
Peru — 0.4%
Cia. de Minas Buenaventura SAA, Class A, ADR	449,972	5,579,653
Credicorp Ltd.	183,754	32,772,526
Southern Copper Corp.	234,527	23,856,086
		62,208,265
Philippines — 0.8%
Ayala Corp.	693,740	7,485,933
Ayala Land Inc.	18,236,300	11,459,869
Bank of the Philippine Islands	5,171,128	11,510,244
BDO Unibank Inc.	6,587,142	17,938,720
International Container Terminal Services Inc.	2,829,900	19,968,057
JG Summit Holdings Inc.	8,227,580	3,443,422
Jollibee Foods Corp.	1,266,800	5,867,689
Manila Electric Co.	815,540	6,175,737
Metropolitan Bank & Trust Co.	5,190,227	6,806,489
PLDT Inc.	212,235	5,669,679
SM Investments Corp.	610,145	9,633,117
SM Prime Holdings Inc.	27,919,900	15,396,157
Universal Robina Corp.	2,432,990	3,947,621
		125,302,734
Poland — 1.2%
Alior Bank SA	246,506	6,511,623
Allegro.eu SA (a)(b)	1,585,621	15,619,063
Bank Polska Kasa Opieki SA	504,629	20,673,305
Budimex SA	36,652	5,696,878
CD Projekt SA	173,485	8,200,192
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Dino Polska SA(a)(b)	133,588	$11,106,413
KGHM Polska Miedz SA	381,029	13,675,543
LPP SA	3,046	11,584,781
mBank SA(a)	40,349	6,674,978
ORLEN SA	1,606,867	26,743,459
PGE Polska Grupa Energetyczna SA(a)	2,315,701	4,049,654
Powszechna Kasa Oszczednosci Bank Polski SA	2,398,917	35,925,482
Powszechny Zaklad Ubezpieczen SA	1,660,465	19,994,144
Santander Bank Polska SA	98,279	13,229,645
		199,685,160
Qatar — 1.0%
Barwa Real Estate Co.	6,171,649	4,729,713
Commercial Bank PSQC (The)	9,394,091	10,528,083
Dukhan Bank	5,468,142	5,715,671
Industries Qatar QSC	4,352,118	15,421,887
Masraf Al Rayan QSC	16,225,168	10,262,497
Mesaieed Petrochemical Holding Co.	16,159,499	7,330,827
Ooredoo QPSC	2,299,235	6,951,322
Qatar Electricity & Water Co. QSC	1,267,572	5,459,775
Qatar Fuel QSC	260,481	1,039,780
Qatar Gas Transport Co. Ltd.	7,398,137	9,151,727
Qatar International Islamic Bank QSC	2,817,089	8,420,383
Qatar Islamic Bank QPSC	5,001,219	26,888,688
Qatar National Bank QPSC	12,822,875	55,843,290
		167,743,643
Russia — 0.0%
Alrosa PJSC(a)(c)	1,271,273	140
Gazprom PJSC(a)(c)	5,613,440	619
GMK Norilskiy Nickel PAO(a)(c)	2,978,900	3
Inter RAO UES PJSC(a)(c)	19,580,300	2,160
LUKOIL PJSC(a)(c)	197,285	22
Mobile TeleSystems PJSC(a)(c)	418,880	46
Moscow Exchange MICEX-RTS PJSC(a)(c)	631,870	70
Novatek PJSC(a)(c)	433,150	48
Novolipetsk Steel PJSC(a)(c)	785,210	87
Ozon Holdings PLC, ADR(a)(c)	534	—
PhosAgro PJSC(a)(c)	22,411	2
PhosAgro PJSC, GDR(a)(c)(d)	1	—
PhosAgro PJSC, New(a)(c)	433	4
Polyus PJSC(a)(c)	13,397	2
Rosneft Oil Co. PJSC(a)(c)	532,936	59
Sberbank of Russia PJSC(a)(c)	4,933,827	544
Severstal PAO(a)(c)	109,143	12
Surgutneftegas PJSC(a)(c)	3,671,000	405
Tatneft PJSC(a)(c)	685,605	76
TCS Group Holding PLC, GDR(a)(c)(d)	58,085	6
United Co. RUSAL International PJSC(a)(c)	1,500,930	166
VK Co. Ltd.(a)(c)(d)	873	—
VTB Bank PJSC(a)(c)	232,194	—
X5 Retail Group NV, GDR(a)(c)(d)	67,732	8
Yandex NV(a)(c)	149,219	16
		4,495
Saudi Arabia — 5.2%
ACWA Power Co.	401,392	45,053,113
Ades Holding Co.(a)	935,523	5,105,663
Advanced Petrochemical Co.(a)	326,871	3,296,932
Al Rajhi Bank	5,361,612	126,259,160
Al Rajhi Co. for Co-operative Insurance(a)	107,894	5,837,286
Alinma Bank	3,340,631	27,854,839
Almarai Co. JSC	682,639	9,891,779
Security	Shares	Value
Saudi Arabia (continued)
Arab National Bank	2,468,407	$12,718,612
Arabian Internet & Communications Services Co.	66,191	5,133,821
Bank AlBilad	1,677,448	17,256,919
Bank Al-Jazira(a)	1,397,847	6,590,419
Banque Saudi Fransi	1,609,466	14,660,854
Bupa Arabia for Cooperative Insurance Co.	228,768	14,167,693
Co. for Cooperative Insurance (The)	203,689	8,599,830
Dallah Healthcare Co.	98,796	4,164,986
Dar Al Arkan Real Estate Development Co.(a)	1,452,240	5,678,463
Dr Sulaiman Al Habib Medical Services Group Co.	241,091	19,659,395
Elm Co.	65,832	17,591,882
Etihad Etisalat Co.	1,034,234	13,928,376
Jarir Marketing Co.	1,591,725	5,424,250
Mobile Telecommunications Co. Saudi Arabia	1,037,549	3,091,136
Mouwasat Medical Services Co.	270,309	7,476,221
Nahdi Medical Co.	106,632	3,784,137
Power & Water Utility Co. for Jubail & Yanbu	211,531	3,520,432
Riyad Bank	4,043,156	27,853,151
SABIC Agri-Nutrients Co.	640,325	19,914,849
Sahara International Petrochemical Co.	981,954	7,559,947
SAL Saudi Logistics Services	65,728	5,271,475
Saudi Arabian Mining Co.(a)	3,541,379	40,122,928
Saudi Arabian Oil Co.(b)	11,897,733	88,653,193
Saudi Aramco Base Oil Co.	146,158	5,154,748
Saudi Awwal Bank	2,778,155	25,855,180
Saudi Basic Industries Corp.	2,456,597	48,966,971
Saudi Electricity Co.	2,266,296	10,605,429
Saudi Industrial Investment Group	1,012,567	5,259,608
Saudi Investment Bank (The)	1,753,025	5,917,908
Saudi Kayan Petrochemical Co.(a)	2,047,748	4,705,602
Saudi National Bank (The)	8,055,085	75,534,174
Saudi Research & Media Group(a)	100,977	7,055,562
Saudi Tadawul Group Holding Co.	130,675	8,582,520
Saudi Telecom Co.	5,471,867	62,725,683
Savola Group (The)(a)	746,533	5,298,295
Yanbu National Petrochemical Co.	752,305	8,074,378
		849,857,799
South Africa — 4.1%
Absa Group Ltd.	2,326,861	22,951,793
Anglo American Platinum Ltd.	183,044	6,320,339
Anglogold Ashanti PLC, NVS	1,149,995	34,036,205
Aspen Pharmacare Holdings Ltd.	1,045,004	14,066,635
Bid Corp. Ltd.	918,224	23,131,803
Bidvest Group Ltd. (The)	932,916	15,180,350
Capitec Bank Holdings Ltd.	238,610	38,971,843
Clicks Group Ltd.	653,949	13,706,749
Discovery Ltd.	1,489,665	12,748,761
Exxaro Resources Ltd.	687,582	6,159,735
FirstRand Ltd.	13,823,815	66,470,144
Gold Fields Ltd.	2,452,697	33,999,967
Harmony Gold Mining Co. Ltd.	1,551,489	15,196,538
Impala Platinum Holdings Ltd.	2,488,222	10,716,210
Kumba Iron Ore Ltd.	180,273	3,568,301
MTN Group Ltd.	4,654,141	23,182,877
Naspers Ltd., Class N	487,677	100,598,981
Nedbank Group Ltd.	1,248,179	20,661,649
NEPI Rockcastle NV	1,547,575	12,620,253
Northam Platinum Holdings Ltd.	982,634	5,810,789
Old Mutual Ltd.	13,164,414	9,525,118
OUTsurance Group Ltd., NVS	2,377,242	6,364,202
Schedule of Investments
20

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Pepkor Holdings Ltd.(b)	5,792,026	$7,142,450
Reinet Investments SCA	381,566	10,235,803
Remgro Ltd.	1,372,218	11,122,441
Sanlam Ltd.	4,891,674	24,388,749
Sasol Ltd.	1,577,097	12,109,723
Shoprite Holdings Ltd.	1,370,454	23,745,999
Sibanye Stillwater Ltd.	7,780,759	7,435,537
Standard Bank Group Ltd.	3,670,063	49,295,955
Vodacom Group Ltd.	1,712,806	10,584,755
Woolworths Holdings Ltd./South Africa	2,553,656	9,261,412
		661,312,066
South Korea — 14.3%
Alteogen Inc.(a)	109,032	26,021,035
Amorepacific Corp.	79,882	7,421,245
Celltrion Inc.	415,484	63,207,402
Celltrion Pharm Inc.(a)	51,117	2,646,428
CJ CheilJedang Corp.	22,737	5,489,065
CosmoAM&T Co. Ltd.(a)	66,495	5,364,733
Coway Co. Ltd.	152,995	7,702,724
DB Insurance Co. Ltd.	126,980	11,053,132
Doosan Bobcat Inc.	152,644	4,555,516
Doosan Enerbility Co. Ltd.(a)(e)	1,226,058	16,642,284
Ecopro BM Co. Ltd.(a)(e)	133,832	16,897,117
Ecopro Co. Ltd.(a)	273,208	17,547,088
Ecopro Materials Co. Ltd.(a)	45,196	3,089,990
Enchem Co. Ltd.(a)	34,837	5,015,158
GS Holdings Corp.	128,731	4,352,821
Hana Financial Group Inc.	801,006	37,186,499
Hanjin Kal Corp.	70,411	3,608,172
Hankook Tire & Technology Co. Ltd.	205,883	6,701,849
Hanmi Pharm Co. Ltd.(e)	18,108	4,281,331
Hanmi Semiconductor Co. Ltd.	119,586	10,333,957
Hanwha Aerospace Co. Ltd.	98,058	21,337,929
Hanwha Ocean Co. Ltd.(a)	252,098	6,525,751
Hanwha Solutions Corp.	289,125	5,627,216
HD Hyundai Co. Ltd.	122,633	7,433,810
HD Hyundai Electric Co. Ltd.	61,953	14,183,059
HD Hyundai Heavy Industries Co. Ltd.(a)	60,772	8,825,482
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	116,267	16,683,173
HLB Inc.(a)	322,220	21,624,178
HMM Co. Ltd.	702,420	8,954,555
HYBE Co. Ltd.	59,921	8,295,524
Hyundai Engineering & Construction Co. Ltd.	212,973	5,111,696
Hyundai Glovis Co. Ltd.	102,317	8,601,306
Hyundai Mobis Co. Ltd.	165,843	27,060,740
Hyundai Motor Co.	372,251	71,405,256
Hyundai Steel Co.	244,335	4,655,732
Industrial Bank of Korea	736,867	7,623,679
Kakao Corp.	852,430	23,831,875
KakaoBank Corp.	462,965	7,688,048
KB Financial Group Inc.	1,049,457	67,674,196
Kia Corp.	682,563	54,228,834
Korea Aerospace Industries Ltd.	199,662	8,124,714
Korea Electric Power Corp.(a)	700,658	11,387,371
Korea Investment Holdings Co. Ltd.	116,204	6,342,981
Korea Zinc Co. Ltd.	22,663	9,075,562
Korean Air Lines Co. Ltd.	509,545	8,414,678
Krafton Inc.(a)	79,019	19,338,258
KT Corp.	80,714	2,339,053
KT&G Corp.	283,095	22,975,762
Kum Yang Co. Ltd.(a)	99,354	3,461,357
Security	Shares	Value
South Korea (continued)
Kumho Petrochemical Co. Ltd.	46,075	$4,725,040
L&F Co. Ltd.(a)	69,588	4,910,456
LG Chem Ltd.	135,071	32,585,818
LG Corp.	260,205	15,450,508
LG Display Co. Ltd.(a)	829,107	7,006,599
LG Electronics Inc.	290,948	21,693,453
LG Energy Solution Ltd.(a)	128,026	37,291,022
LG H&H Co. Ltd.	25,686	6,819,882
LG Innotek Co. Ltd.	38,688	8,069,801
LG Uplus Corp.	511,197	3,731,489
Lotte Chemical Corp.	52,872	3,281,911
LS Electric Co. Ltd.	40,460	5,077,039
Meritz Financial Group Inc.	262,481	17,918,644
Mirae Asset Securities Co. Ltd.	661,470	4,147,378
NAVER Corp.	355,043	45,040,845
NCSoft Corp.	39,516	5,558,744
Netmarble Corp.(a)(b)	74,780	3,412,513
NH Investment & Securities Co. Ltd.	368,076	3,762,720
Orion Corp./Republic of Korea	64,905	4,470,437
Posco DX Co. Ltd.	146,681	2,935,391
POSCO Future M Co. Ltd.(e)	84,857	13,702,459
POSCO Holdings Inc.	196,707	50,237,361
Posco International Corp.(e)	144,777	6,132,010
Samsung Biologics Co. Ltd.(a)(b)	48,637	35,666,468
Samsung C&T Corp.	237,339	26,264,815
Samsung E&A Co. Ltd.(a)	431,767	8,220,994
Samsung Electro-Mechanics Co. Ltd.	153,830	16,474,527
Samsung Electronics Co. Ltd.	13,061,708	725,425,206
Samsung Fire & Marine Insurance Co. Ltd.	84,435	21,933,796
Samsung Heavy Industries Co. Ltd.(a)	1,805,292	14,231,679
Samsung Life Insurance Co. Ltd.	219,650	16,043,802
Samsung SDI Co. Ltd.	150,595	40,080,247
Samsung SDS Co. Ltd.	117,683	13,285,462
Shinhan Financial Group Co. Ltd.	1,186,114	50,207,282
SK Biopharmaceuticals Co. Ltd.(a)	86,439	7,453,790
SK Bioscience Co. Ltd.(a)	76,187	3,171,868
SK Hynix Inc.	1,494,428	195,832,415
SK IE Technology Co. Ltd.(a)(b)	1,153	28,470
SK Inc.	101,136	10,861,426
SK Innovation Co. Ltd.(a)	171,368	14,169,335
SK Square Co. Ltd.(a)	260,561	15,335,836
SK Telecom Co. Ltd.	137,625	5,679,150
SKC Co. Ltd.(a)	53,426	5,181,353
S-Oil Corp.	127,268	5,955,260
Woori Financial Group Inc.	1,655,302	19,821,526
Yuhan Corp.	154,072	16,283,657
		2,323,519,205
Taiwan — 24.3%
Accton Technology Corp.	1,413,000	22,498,993
Acer Inc.	7,959,000	10,915,477
Advantech Co. Ltd.	1,193,280	13,051,983
Airtac International Group	350,439	9,478,921
Alchip Technologies Ltd.	212,976	17,728,419
ASE Technology Holding Co. Ltd.	9,045,000	43,404,031
Asia Cement Corp.	6,230,000	8,778,513
Asia Vital Components Co. Ltd.	868,000	16,429,076
Asustek Computer Inc.	1,952,000	32,739,125
AUO Corp.	18,238,800	9,378,279
Catcher Technology Co. Ltd.	1,693,000	12,504,691
Cathay Financial Holding Co. Ltd.	26,157,379	52,000,781
Chailease Holding Co. Ltd.	4,085,966	18,609,533
Chang Hwa Commercial Bank Ltd.	15,951,020	8,805,496
21
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Cheng Shin Rubber Industry Co. Ltd.	4,941,000	$7,677,593
China Airlines Ltd.	7,901,000	5,091,908
China Steel Corp.	32,929,000	22,918,058
Chunghwa Telecom Co. Ltd.	10,372,000	40,207,763
Compal Electronics Inc.	11,757,000	12,231,778
CTBC Financial Holding Co. Ltd.	43,321,000	44,253,948
Delta Electronics Inc.	5,337,000	66,535,166
E Ink Holdings Inc.	2,370,000	22,644,796
E.Sun Financial Holding Co. Ltd.	39,774,068	35,063,993
Eclat Textile Co. Ltd.	518,000	8,674,499
eMemory Technology Inc.	173,000	14,282,754
Eva Airways Corp.	7,320,000	8,097,802
Evergreen Marine Corp. Taiwan Ltd.	2,800,400	16,470,659
Far Eastern New Century Corp.	8,053,000	9,102,541
Far EasTone Telecommunications Co. Ltd.	4,828,000	13,665,230
Feng TAY Enterprise Co. Ltd.	1,447,760	6,603,129
First Financial Holding Co. Ltd.	31,016,304	26,450,433
Formosa Chemicals & Fibre Corp.	9,760,000	13,372,824
Formosa Plastics Corp.	10,472,000	16,895,230
Fortune Electric Co. Ltd.	380,100	7,943,422
Fubon Financial Holding Co. Ltd.	21,405,663	61,449,207
Gigabyte Technology Co. Ltd.	1,416,000	11,610,925
Global Unichip Corp.	228,000	7,962,617
Globalwafers Co. Ltd.	658,000	9,972,173
Hon Hai Precision Industry Co. Ltd.	34,149,200	197,134,226
Hotai Motor Co. Ltd.	826,572	17,014,052
Hua Nan Financial Holdings Co. Ltd.	24,784,228	19,775,367
Innolux Corp.	20,910,636	10,336,591
Inventec Corp.	7,403,000	10,585,982
KGI Financial Holding Co. Ltd.	44,362,920	22,347,166
Largan Precision Co. Ltd.	264,000	25,745,600
Lite-On Technology Corp.	5,648,000	18,948,890
MediaTek Inc.	4,177,000	162,137,963
Mega Financial Holding Co. Ltd.	32,635,666	39,808,343
Micro-Star International Co. Ltd.	2,002,000	11,503,950
Nan Ya Plastics Corp.	13,504,000	19,147,512
Nanya Technology Corp.(a)	3,340,000	5,507,382
Nien Made Enterprise Co. Ltd.	429,000	6,278,446
Novatek Microelectronics Corp.	1,613,000	27,243,676
Pegatron Corp.	5,531,000	17,760,869
PharmaEssentia Corp.(a)	644,000	14,031,063
Pou Chen Corp.	5,977,000	6,498,443
President Chain Store Corp.	1,624,000	14,277,186
Quanta Computer Inc.	7,415,000	62,293,166
Realtek Semiconductor Corp.	1,366,000	22,877,917
Ruentex Development Co. Ltd.	4,286,640	6,597,159
Shanghai Commercial & Savings Bank Ltd. (The)	10,700,678	13,475,664
Shin Kong Financial Holding Co. Ltd.(a)	39,057,188	15,730,210
Silergy Corp.	866,000	12,791,323
SinoPac Financial Holdings Co. Ltd.	29,899,431	22,476,020
Synnex Technology International Corp.	3,308,000	7,447,623
Taishin Financial Holding Co. Ltd.	32,382,029	18,726,206
Taiwan Business Bank	19,299,191	9,534,308
Taiwan Cooperative Financial Holding Co. Ltd.	29,530,379	23,920,982
Taiwan High Speed Rail Corp.	5,289,000	4,940,918
Taiwan Mobile Co. Ltd.	4,984,000	17,468,473
Taiwan Semiconductor Manufacturing Co. Ltd.	67,423,000	1,996,082,367
TCC Group Holdings Co. Ltd.	18,885,671	19,454,888
Unimicron Technology Corp.	3,711,000	19,043,538
Uni-President Enterprises Corp.	13,257,000	34,159,814
United Microelectronics Corp.	30,925,000	53,743,415
Security	Shares	Value
Taiwan (continued)
Vanguard International Semiconductor Corp.	2,496,000	$9,606,759
Voltronic Power Technology Corp.	167,000	10,409,703
Walsin Lihwa Corp.	7,848,473	8,637,041
Wan Hai Lines Ltd.	1,877,015	4,869,814
Winbond Electronics Corp.	8,945,041	6,729,170
Wistron Corp.	7,469,000	23,792,293
Wiwynn Corp.	256,000	15,274,070
WPG Holdings Ltd.	4,411,520	11,218,861
Yageo Corp.	1,090,960	22,456,658
Yang Ming Marine Transport Corp.	4,743,000	9,573,072
Yuanta Financial Holding Co. Ltd.	28,853,060	28,797,981
Zhen Ding Technology Holding Ltd.	1,774,000	7,514,430
		3,931,228,316
Thailand — 1.9%
Advanced Info Service PCL, NVDR	3,223,600	23,512,040
Airports of Thailand PCL, NVDR(e)	11,728,200	20,680,607
Asset World Corp. PCL, NVDR	8,087,700	790,391
Bangkok Dusit Medical Services PCL, NVDR	30,954,900	25,324,376
Bangkok Expressway & Metro PCL, NVDR(e)	21,360,000	4,831,679
Bumrungrad Hospital PCL, NVDR	1,527,100	11,027,548
Central Pattana PCL, NVDR	5,274,200	9,249,858
Central Retail Corp. PCL, NVDR(e)	5,158,700	4,482,549
Charoen Pokphand Foods PCL, NVDR	10,130,600	7,341,243
CP ALL PCL, NVDR	15,839,700	28,236,819
CP Axtra PCL, NVDR	5,959,900	5,449,813
Delta Electronics Thailand PCL, NVDR(e)	8,541,000	26,873,799
Gulf Energy Development PCL, NVDR(e)	8,037,700	12,024,059
Home Product Center PCL, NVDR	15,340,600	4,091,440
Intouch Holdings PCL, NVDR	2,560,950	6,236,792
Kasikornbank PCL, NVDR	1,547,400	6,537,203
Krung Thai Bank PCL, NVDR	9,414,900	5,082,025
Krungthai Card PCL, NVDR(e)	2,558,500	3,148,554
Minor International PCL, NVDR	9,520,800	7,580,009
PTT Exploration & Production PCL, NVDR	3,795,700	15,875,296
PTT Global Chemical PCL, NVDR	6,203,800	4,570,924
PTT Oil & Retail Business PCL, NVDR	8,932,900	4,084,710
PTT PCL, NVDR	27,693,100	27,381,946
SCB X PCL, NVDR	2,208,600	6,979,479
SCG Packaging PCL, NVDR(e)	3,567,700	2,562,064
Siam Cement PCL (The), NVDR	2,099,100	14,253,984
Thai Oil PCL, NVDR(e)	3,449,200	5,403,543
TMBThanachart Bank PCL, NVDR	65,504,800	3,577,607
True Corp. PCL, NVDR(a)(e)	28,574,082	8,701,718
		305,892,075
Turkey — 0.9%
Akbank TAS	8,431,785	14,427,479
Anadolu Efes Biracilik Ve Malt Sanayii A/S	558,992	3,652,342
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,738,368	6,398,913
BIM Birlesik Magazalar A/S	1,232,607	19,521,851
Coca-Cola Icecek A/S	2,316,043	4,139,675
Eregli Demir ve Celik Fabrikalari TAS	3,729,468	5,291,221
Ford Otomotiv Sanayi AS	187,236	5,297,473
Haci Omer Sabanci Holding AS	2,826,859	7,300,049
KOC Holding AS	2,051,565	11,217,323
Pegasus Hava Tasimaciligi AS(a)	609,246	4,060,244
Sasa Polyester Sanayi AS(a)	29,180,088	4,213,607
Tofas Turk Otomobil Fabrikasi AS	351,060	2,513,005
Turk Hava Yollari AO(a)	1,486,307	13,105,163
Turkcell Iletisim Hizmetleri AS	3,280,372	9,470,677
Turkiye Is Bankasi AS, Class C	23,552,508	9,142,557
Turkiye Petrol Rafinerileri AS	2,626,740	12,998,015
Schedule of Investments
22

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS	3,644,386	$4,636,593
Yapi ve Kredi Bankasi A/S	9,121,201	8,357,042
		145,743,229
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	8,086,096	19,285,895
Abu Dhabi Islamic Bank PJSC	3,992,006	13,716,628
Abu Dhabi National Oil Co. for Distribution PJSC	8,865,133	8,817,105
ADNOC Drilling Co. PJSC	8,631,548	10,340,420
Aldar Properties PJSC	10,512,658	21,016,123
Americana Restaurants International PLC - Foreign Co.	7,444,974	5,881,739
Dubai Islamic Bank PJSC	7,882,144	13,249,324
Emaar Properties PJSC	18,130,004	41,675,335
Emirates NBD Bank PJSC	5,218,693	27,991,411
Emirates Telecommunications Group Co. PJSC	9,478,701	46,814,772
First Abu Dhabi Bank PJSC	12,150,106	44,328,361
Multiply Group PJSC(a)	9,440,410	5,477,977
		258,595,090
Total Common Stocks — 97.3% (Cost: $13,753,603,589)		15,753,258,415
Preferred Stocks
Brazil — 1.7%
Banco Bradesco SA, Preference Shares, NVS	14,563,903	40,415,448
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	697,856	5,713,158
Cia Energetica de Minas Gerais, Preference Shares, NVS	4,970,841	10,257,522
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,970,706	5,497,647
Gerdau SA, Preference Shares, NVS	3,802,929	12,348,158
Itau Unibanco Holding SA, Preference Shares, NVS	13,237,980	86,202,657
Itausa SA, Preference Shares, NVS	14,779,238	28,740,576
Petroleo Brasileiro SA, Preference Shares, NVS	12,310,102	85,992,373
		275,167,539
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	391,854	15,267,262
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,250,261	10,400,401
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(c)	3,036,700	335
South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	63,015	8,584,325
Security	Shares	Value
South Korea (continued)
Series 2, Preference Shares, NVS	97,673	$13,558,993
LG Chem Ltd., Preference Shares, NVS	21,411	3,483,692
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,263,149	101,686,232
		127,313,242
Total Preferred Stocks — 2.6% (Cost: $420,175,457)		428,148,779
Rights
Brazil — 0.0%
Equatorial Energia SA, (Expires 09/30/24, Strike Price BRL 32.5)(a)	188,121	63,420
Saudi Arabia — 0.0%
Savola Group (The), (Expires 09/20/24, Strike Price SAR 10)(a)	821,590	3,485,507
Total Rights — 0.0% (Cost: $3,359,286)		3,548,927
Total Long-Term Investments — 99.9% (Cost: $14,177,138,332)		16,184,956,121
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	24,123,254	24,137,728
Total Short-Term Securities — 0.2% (Cost: $24,132,416)		24,137,728
Total Investments — 100.1% (Cost: $14,201,270,748)		16,209,093,849
Liabilities in Excess of Other Assets — (0.1)%		(15,512,152)
Net Assets — 100.0%		$16,193,581,697

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
23
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,022,334	$—	$(15,898,220)(a)	$10,158	$3,456	$24,137,728	24,123,254	$581,580 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	1,581,575	—
				$10,158	$3,456	$24,137,728		$2,163,155	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	208	09/20/24	$11,440	$474,026
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$474,026	$—	$—	$—	$474,026

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,104,561	$—	$—	$—	$3,104,561
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$419,935	$—	$—	$—	$419,935
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,118,638
Schedule of Investments
24

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets ex China ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,362,683,606	$13,390,570,314	$4,495	$15,753,258,415
Preferred Stocks	300,835,202	127,313,242	335	428,148,779
Rights	3,548,927	—	—	3,548,927
Short-Term Securities
Money Market Funds	24,137,728	—	—	24,137,728
	$2,691,205,463	$13,517,883,556	$4,830	$16,209,093,849
Derivative Financial Instruments(a)
Assets
Equity Contracts	$474,026	$—	$—	$474,026

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $170,060,728 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	278,626	$4,683,193
Energisa SA	248,474	2,085,772
Equatorial Energia SA	1,178,087	7,148,852
Raia Drogasil SA	1,040,931	5,090,190
Telefonica Brasil SA	684,014	6,290,412
TIM SA/Brazil	1,469,862	4,657,908
TOTVS SA	401,119	2,133,010
		32,089,337
Chile — 0.1%
Enel Americas SA	23,228,717	2,488,827
Latam Airlines Group SA	239,997,309	3,102,010
		5,590,837
China — 19.6%
360 Security Technology Inc., Class A	3,858,300	3,817,813
Agricultural Bank of China Ltd., Class H	132,794,039	58,492,813
Anhui Gujing Distillery Co. Ltd., Class B	766,773	10,294,285
Anjoy Foods Group Co. Ltd., Class A	164,800	1,764,693
Anker Innovations Technology Co. Ltd., Class A	370,340	3,291,124
Bank of China Ltd., Class H	131,658,000	59,486,207
Bank of Communications Co. Ltd., Class A	3,670,274	3,675,279
Bank of Communications Co. Ltd., Class H	11,141,000	8,050,919
Bank of Shanghai Co. Ltd., Class A	4,360,911	4,351,721
Beijing Kingsoft Office Software Inc., Class A	55,613	1,425,706
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,418,800	4,754,766
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	35,018,000	26,793,158
BOE Technology Group Co. Ltd., Class A	26,192,100	14,255,885
BYD Electronic International Co. Ltd.	526,000	1,927,016
CGN Power Co. Ltd., Class H(a)	94,582,000	38,529,035
Changchun High-Tech Industry Group Co. Ltd., Class A	141,400	1,641,495
China CITIC Bank Corp. Ltd., Class H	43,077,000	24,855,520
China Coal Energy Co. Ltd., Class H	5,232,262	6,237,874
China Construction Bank Corp., Class A	6,848,284	7,271,081
China Construction Bank Corp., Class H	41,735,000	29,303,795
China Eastern Airlines Corp. Ltd., Class A(b)	3,984,200	2,125,869
China Huishan Dairy Holdings Co. Ltd.(c)	5,944,807	8
China Minsheng Banking Corp. Ltd., Class A	15,147,854	7,328,170
China National Nuclear Power Co. Ltd., Class A	2,366,700	3,650,734
China Oilfield Services Ltd., Class H	2,520,896	2,362,411
China Petroleum & Chemical Corp., Class H	11,160,000	7,541,388
China Railway Signal & Communication Corp. Ltd., Class A	5,217,891	3,827,485
China Resources Microelectronics Ltd., Class A	939,403	4,593,545
China Shenhua Energy Co. Ltd., Class H	6,363,000	27,346,256
China Three Gorges Renewables Group Co. Ltd., Class A	8,271,730	5,327,432
China Tower Corp. Ltd., Class H(a)	122,427,886	14,994,378
China United Network Communications Ltd., Class A	7,296,135	4,773,754
China Yangtze Power Co. Ltd., Class A	10,667,283	44,211,571
Chongqing Rural Commercial Bank Co. Ltd., Class A	6,255,800	4,403,660
Chongqing Zhifei Biological Products Co. Ltd., Class A	757,000	2,458,373
Cosco Shipping Holdings Co. Ltd., Class H	5,159,000	7,088,869
Daqin Railway Co. Ltd., Class A	9,697,300	8,358,385
Empyrean Technology Co. Ltd., Class A, NVS	211,800	2,203,228
Security	Shares	Value
China (continued)
Everdisplay Optronics Shanghai Co. Ltd., Class A(b)	8,206,182	$2,442,801
Fuyao Glass Industry Group Co. Ltd., Class A	473,903	3,201,582
Fuyao Glass Industry Group Co. Ltd., Class H(a)	677,200	3,868,945
Gree Electric Appliances Inc. of Zhuhai, Class A	960,906	5,371,250
GRG Banking Equipment Co. Ltd., Class A	1,729,300	2,294,977
Guangdong Haid Group Co. Ltd., Class A	1,066,872	5,815,870
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,049,094	4,254,937
Guangzhou Haige Communications Group Inc. Co., Class A	1,771,700	2,260,760
Haier Smart Home Co. Ltd., Class A	1,114,200	3,404,660
Hainan Airlines Holding Co. Ltd., Class A(b)	30,254,800	4,518,811
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(b)	4,349,870	1,935,974
Hengtong Optic-Electric Co. Ltd., Class A	1,755,500	3,499,756
Hualan Biological Engineering Inc., Class A	1,136,410	2,411,446
Huaneng Power International Inc., Class H	5,384,000	3,112,505
Huaxia Bank Co. Ltd., Class A	2,363,503	2,005,745
Hundsun Technologies Inc., Class A	939,071	2,158,921
Hygon Information Technology Co. Ltd., Class A, NVS	232,363	2,611,768
Iflytek Co. Ltd., Class A	924,367	4,497,073
Industrial & Commercial Bank of China Ltd., Class H	80,226,000	45,882,723
Ingenic Semiconductor Co. Ltd., Class A	267,800	1,763,702
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,054,964	7,682,957
JA Solar Technology Co. Ltd., Class A	1,149,800	1,602,536
Jiangsu Expressway Co. Ltd., Class H	14,492,000	14,291,657
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,733,079	10,750,540
Jiangsu Yangnong Chemical Co. Ltd., Class A	282,400	2,012,600
Jointown Pharmaceutical Group Co. Ltd., Class A	3,655,225	2,406,772
Kweichow Moutai Co. Ltd., Class A	39,390	7,996,090
Legend Biotech Corp., ADR(b)(d)	203,648	11,719,942
Lenovo Group Ltd.	3,052,000	3,726,676
Liaoning Port Co. Ltd., Class A	14,044,400	2,450,746
Lingyi iTech Guangdong Co., Class A	4,971,900	5,885,725
LONGi Green Energy Technology Co. Ltd., Class A	1,511,440	2,942,906
Meihua Holdings Group Co. Ltd., Class A	2,093,900	2,835,729
Muyuan Foods Co. Ltd., Class A(b)	803,100	4,361,631
National Silicon Industry Group Co. Ltd., Class A	1,598,600	3,315,183
NAURA Technology Group Co. Ltd., Class A	54,200	2,437,750
Nongfu Spring Co. Ltd., Class H(a)	5,751,400	20,774,593
OFILM Group Co. Ltd., Class A(b)	1,947,500	2,288,510
People's Insurance Co. Group of China Ltd. (The), Class H	63,150,172	23,832,351
PetroChina Co. Ltd., Class H	20,048,000	18,081,628
PICC Property & Casualty Co. Ltd., Class H	11,732,000	15,194,065
Postal Savings Bank of China Co. Ltd., Class H(a)	19,459,162	10,397,832
SDIC Power Holdings Co. Ltd., Class A	2,196,200	4,771,149
Shandong Gold Mining Co. Ltd., Class H(a)	6,671,750	12,831,728
Shandong Sun Paper Industry JSC Ltd., Class A	1,268,800	2,255,456
Shanghai Baosight Software Co. Ltd., Class B	8,581,217	12,870,307
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	147,384	3,357,721
Shanghai International Airport Co. Ltd., Class A	898,619	4,193,035
Shanghai International Port Group Co. Ltd., Class A	4,882,900	4,072,996
Shanghai Pudong Development Bank Co. Ltd., Class A	4,122,386	4,891,625
Shanghai RAAS Blood Products Co. Ltd., Class A	4,691,300	4,737,094
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	190,100	4,717,359
Shenzhen Goodix Technology Co. Ltd., Class A	267,700	2,396,014
Schedule of Investments
26

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	136,500	$4,816,771
Shenzhen Transsion Holdings Co. Ltd., Class A	182,268	2,056,983
Sichuan Chuantou Energy Co. Ltd., Class A	2,731,510	6,627,681
Sinopharm Group Co. Ltd., Class H	1,648,000	3,813,913
Suzhou TFC Optical Communication Co. Ltd., Class A	159,800	1,735,520
TCL Technology Group Corp., Class A	13,199,650	7,269,666
Tianshui Huatian Technology Co. Ltd., Class A	2,223,000	2,500,838
Tongwei Co. Ltd., Class A	1,075,300	2,875,824
Want Want China Holdings Ltd.	34,577,958	19,998,793
Wens Foodstuffs Group Co. Ltd., Class A	1,902,400	4,573,006
Western Securities Co. Ltd., Class A	3,132,000	2,863,152
Will Semiconductor Co. Ltd. Shanghai, Class A	295,800	3,772,049
Wintime Energy Group Co. Ltd., Class A, NVS(b)	22,634,200	3,544,202
Wuliangye Yibin Co. Ltd., Class A	195,349	3,384,110
Xiaomi Corp., Class B(a)(b)	3,691,400	9,100,834
Xinjiang Daqo New Energy Co. Ltd., Class A	1,097,026	2,799,250
Yealink Network Technology Corp. Ltd., Class A	444,024	2,061,723
Yunnan Baiyao Group Co. Ltd., Class A	320,758	2,441,913
Zhejiang Dahua Technology Co. Ltd., Class A	1,127,000	2,177,591
Zhejiang Supor Co. Ltd., Class A	307,404	2,159,580
Zhejiang Zheneng Electric Power Co. Ltd., Class A	7,897,100	6,895,863
Zhongji Innolight Co. Ltd., Class A	488,160	7,520,173
ZTE Corp., Class A	2,864,820	10,013,175
		923,215,420
Czech Republic — 0.2%
CEZ AS(d)	232,625	8,879,601
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	4,543,525	8,137,601
Talaat Moustafa Group	1,644,141	1,995,153
		10,132,754
Greece — 0.5%
Hellenic Telecommunications Organization SA	1,107,367	17,953,981
Jumbo SA	237,097	5,996,550
		23,950,531
Hungary — 0.1%
Richter Gedeon Nyrt	89,758	2,719,041
India — 25.6%
ABB India Ltd.	95,701	9,062,167
Adani Ports & Special Economic Zone Ltd.	134,805	2,382,817
Apollo Hospitals Enterprise Ltd.	133,590	11,041,096
Asian Paints Ltd.	573,035	21,394,203
Aurobindo Pharma Ltd.	284,492	5,322,040
Avenue Supermarts Ltd.(a)(b)	113,932	6,688,919
Axis Bank Ltd.	302,172	4,237,816
Bajaj Auto Ltd.	313,674	40,726,076
Balkrishna Industries Ltd.	145,802	4,921,827
Bharti Airtel Ltd.	4,173,277	79,090,067
Bosch Ltd.	17,475	6,750,029
Britannia Industries Ltd.	329,133	22,992,326
CG Power & Industrial Solutions Ltd.	293,804	2,438,054
Cipla Ltd.	1,784,183	35,234,799
Colgate-Palmolive India Ltd.	569,684	24,725,640
Dabur India Ltd.	3,563,791	27,069,999
Divi's Laboratories Ltd.	248,016	15,074,835
Dr. Reddy's Laboratories Ltd.	464,649	38,928,511
Eicher Motors Ltd.	97,287	5,757,457
Godrej Consumer Products Ltd.	189,207	3,339,133
HCL Technologies Ltd.	2,901,874	60,676,247
Security	Shares	Value
India (continued)
HDFC Bank Ltd.	593,550	$11,606,809
HDFC Life Insurance Co. Ltd.(a)	341,726	3,011,110
Hero MotoCorp Ltd.	159,476	10,384,247
Hindustan Unilever Ltd.	1,203,516	39,871,863
ICICI Bank Ltd.	943,682	13,839,803
ICICI Lombard General Insurance Co. Ltd.(a)	206,047	5,270,295
Indian Hotels Co. Ltd., Class A	1,721,293	13,306,289
Infosys Ltd.	1,980,545	45,981,686
ITC Ltd.	442,946	2,649,926
Jubilant Foodworks Ltd.	388,820	3,016,207
Kotak Mahindra Bank Ltd.	767,799	16,305,798
Larsen & Toubro Ltd.	100,441	4,439,755
LTIMindtree Ltd.(a)	286,736	21,067,127
Lupin Ltd.	961,199	25,691,148
Marico Ltd.	3,499,033	26,991,036
Maruti Suzuki India Ltd.	210,446	31,162,197
Max Healthcare Institute Ltd.	1,038,723	10,685,175
Mphasis Ltd.	142,579	5,276,441
MRF Ltd.	19,595	31,516,170
Nestle India Ltd., NVS	911,410	27,170,549
Page Industries Ltd.	31,729	16,089,175
Persistent Systems Ltd., NVS	338,156	20,863,292
Petronet LNG Ltd.	1,034,784	4,536,013
PI Industries Ltd.	153,425	8,231,253
Pidilite Industries Ltd.	806,836	30,074,968
Power Grid Corp. of India Ltd.	804,343	3,239,685
Reliance Industries Ltd.	815,917	29,356,032
SBI Life Insurance Co. Ltd.(a)	131,516	2,900,492
Siemens Ltd.	177,843	14,623,152
Sun Pharmaceutical Industries Ltd.	1,795,206	39,002,074
Tata Consultancy Services Ltd.	1,471,731	79,954,727
Tata Elxsi Ltd.	224,381	21,408,984
Tech Mahindra Ltd.	1,200,502	23,465,599
Titan Co. Ltd.	594,223	25,265,173
Torrent Pharmaceuticals Ltd.	834,630	34,687,996
Trent Ltd.	319,334	27,219,923
Tube Investments of India Ltd.	73,456	3,532,343
TVS Motor Co. Ltd.	150,673	5,053,733
UltraTech Cement Ltd.	32,253	4,348,591
Varun Beverages Ltd.	126,821	2,269,335
Wipro Ltd.	4,960,514	31,859,134
		1,205,079,363
Indonesia — 1.8%
Bank Central Asia Tbk PT	77,243,500	51,603,956
Chandra Asri Pacific Tbk PT	3,942,900	2,544,835
Sumber Alfaria Trijaya Tbk PT	67,422,200	12,651,205
Telkom Indonesia Persero Tbk PT	84,789,600	16,721,183
		83,521,179
Kuwait — 2.1%
Boubyan Bank KSCP	1,694,069	3,265,567
Kuwait Finance House KSCP	13,427,555	32,005,099
Mobile Telecommunications Co. KSCP	9,461,614	14,479,039
National Bank of Kuwait SAKP	17,786,071	51,132,380
		100,882,085
Malaysia — 4.5%
CELCOMDIGI Bhd	11,737,400	10,515,711
Gamuda Bhd	3,477,554	6,034,742
Genting Malaysia Bhd	3,946,900	2,303,189
Hong Leong Bank Bhd	4,390,600	21,577,487
IHH Healthcare Bhd	19,298,400	27,993,284
IOI Corp. Bhd	2,614,000	2,432,908
27
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Malayan Banking Bhd	20,764,900	$51,803,701
Malaysia Airports Holdings Bhd	7,745,800	18,815,708
MISC Bhd	2,319,800	4,502,747
MR DIY Group M Bhd(a)	18,815,750	8,956,928
Nestle Malaysia Bhd	861,300	21,150,041
PPB Group Bhd	846,500	2,858,210
Public Bank Bhd	4,210,700	4,696,092
QL Resources Bhd	3,040,259	4,573,047
Telekom Malaysia Bhd	3,815,200	5,967,487
Tenaga Nasional Bhd	4,490,900	15,222,040
		209,403,322
Mexico — 0.6%
America Movil SAB de CV, Series B	15,961,422	13,210,515
Wal-Mart de Mexico SAB de CV	4,912,915	15,658,564
		28,869,079
Peru — 0.7%
Cia. de Minas Buenaventura SAA, Class A, ADR	940,298	11,659,695
Credicorp Ltd.	128,375	22,895,681
		34,555,376
Philippines — 1.8%
Bank of the Philippine Islands	9,894,825	22,024,567
BDO Unibank Inc.	4,231,075	11,522,458
International Container Terminal Services Inc.	3,316,650	23,402,613
Jollibee Foods Corp.	2,913,860	13,496,704
Manila Electric Co.	1,263,210	9,565,750
SM Investments Corp.	142,805	2,254,640
		82,266,732
Qatar — 2.3%
Dukhan Bank	4,595,439	4,803,463
Masraf Al Rayan QSC	12,638,056	7,993,631
Ooredoo QPSC	7,324,278	22,143,633
Qatar Electricity & Water Co. QSC	5,188,122	22,346,643
Qatar Fuel QSC	1,666,797	6,653,470
Qatar Gas Transport Co. Ltd.	3,938,465	4,872,004
Qatar Islamic Bank QPSC	1,796,412	9,658,278
Qatar National Bank QPSC	6,906,417	30,077,268
		108,548,390
Russia — 0.0%
Polyus PJSC(b)(c)	95,932	11
Rosneft Oil Co. PJSC(b)(c)	759,070	84
Yandex NV(b)(c)	49,681	5
		100
Saudi Arabia — 8.7%
ACWA Power Co.	77,639	8,714,371
Advanced Petrochemical Co.(b)	468,053	4,720,942
Al Rajhi Bank	1,377,679	32,442,593
Alinma Bank	803,236	6,697,540
Almarai Co. JSC	684,550	9,919,470
Arabian Internet & Communications Services Co.	286,605	22,229,289
Bank Al-Jazira(b)	967,553	4,561,715
Bupa Arabia for Cooperative Insurance Co.	261,397	16,188,419
Co. for Cooperative Insurance (The)	356,242	15,040,677
Dallah Healthcare Co.	116,273	4,901,772
Dar Al Arkan Real Estate Development Co.(b)	1,895,025	7,409,814
Dr Sulaiman Al Habib Medical Services Group Co.	139,191	11,350,116
Elm Co.	95,841	25,611,003
Etihad Etisalat Co.	2,605,508	35,089,249
Jarir Marketing Co.	7,014,945	23,905,394
Mobile Telecommunications Co. Saudi Arabia	5,220,355	15,552,835
Mouwasat Medical Services Co.	69,766	1,929,592
Security	Shares	Value
Saudi Arabia (continued)
Nahdi Medical Co.	64,252	$2,280,163
SABIC Agri-Nutrients Co.	705,456	21,940,499
Saudi Arabian Oil Co.(a)	5,089,630	37,924,195
Saudi Basic Industries Corp.	904,479	18,028,841
Saudi Electricity Co.	2,803,145	13,117,685
Saudi National Bank (The)	232,102	2,176,468
Saudi Telecom Co.	5,538,611	63,490,790
Yanbu National Petrochemical Co.	537,068	5,764,271
		410,987,703
South Korea — 6.4%
Celltrion Inc.	52,444	7,978,283
CJ CheilJedang Corp.	8,784	2,120,594
Coway Co. Ltd.	152,218	7,663,605
Hyundai Mobis Co. Ltd.	21,322	3,479,129
Kia Corp.	42,957	3,412,884
Korea Electric Power Corp.(b)	837,974	13,619,085
KT Corp.	238,347	6,907,181
KT&G Corp.	438,577	35,594,555
LG Electronics Inc.	36,178	2,697,478
LG Uplus Corp.	1,123,674	8,202,272
Orion Corp./Republic of Korea	163,404	11,254,715
Samsung Biologics Co. Ltd.(a)(b)	50,029	36,687,249
Samsung C&T Corp.	74,482	8,242,455
Samsung Electro-Mechanics Co. Ltd.	77,297	8,278,174
Samsung Electronics Co. Ltd.	800,624	44,465,305
Samsung Fire & Marine Insurance Co. Ltd.	16,751	4,351,430
Samsung SDS Co. Ltd.	248,978	28,107,609
SK Hynix Inc.	189,055	24,774,092
SK Telecom Co. Ltd.	590,149	24,352,731
Yuhan Corp.	174,385	18,430,510
		300,619,336
Taiwan — 14.5%
Accton Technology Corp.	471,000	7,499,664
Advantech Co. Ltd.	2,335,940	25,550,288
Asustek Computer Inc.	658,000	11,036,037
Catcher Technology Co. Ltd.	4,511,000	33,318,760
Cathay Financial Holding Co. Ltd.	3,561,020	7,079,296
Chang Hwa Commercial Bank Ltd.	6,596,053	3,641,241
China Steel Corp.	7,463,000	5,194,129
Chunghwa Telecom Co. Ltd.	17,271,000	66,952,205
Compal Electronics Inc.	16,379,000	17,040,426
Delta Electronics Inc.	548,000	6,831,791
E.Sun Financial Holding Co. Ltd.	28,756,082	25,350,765
Far EasTone Telecommunications Co. Ltd.	19,884,000	56,279,917
First Financial Holding Co. Ltd.	57,844,790	49,329,531
Hon Hai Precision Industry Co. Ltd.	3,054,000	17,629,928
Hua Nan Financial Holdings Co. Ltd.	26,530,585	21,168,788
Innolux Corp.	8,874,800	4,387,010
Mega Financial Holding Co. Ltd.	9,593,224	11,701,626
Pegatron Corp.	1,214,000	3,898,336
PharmaEssentia Corp.(b)	314,000	6,841,232
Pou Chen Corp.	4,006,000	4,355,490
President Chain Store Corp.	5,667,000	49,820,699
Quanta Computer Inc.	526,000	4,418,908
Synnex Technology International Corp.	6,883,000	15,496,369
Taiwan Business Bank	26,081,419	12,884,907
Taiwan Cooperative Financial Holding Co. Ltd.	58,383,029	47,292,973
Taiwan High Speed Rail Corp.	12,323,000	11,511,994
Taiwan Mobile Co. Ltd.	20,515,000	71,903,234
Taiwan Semiconductor Manufacturing Co. Ltd.	1,210,000	35,822,489
TCC Group Holdings Co. Ltd.	6,360,000	6,551,691
Schedule of Investments
28

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Uni-President Enterprises Corp.	8,241,000	$21,234,897
WPG Holdings Ltd.	8,534,440	21,703,789
		683,728,410
Thailand — 4.2%
Advanced Info Service PCL, NVDR	8,478,200	61,837,628
Airports of Thailand PCL, NVDR(d)	29,453,900	51,936,745
Bangkok Dusit Medical Services PCL, NVDR	22,794,500	18,648,307
Bangkok Expressway & Metro PCL, NVDR(d)	10,031,500	2,269,148
Bumrungrad Hospital PCL, NVDR	3,283,500	23,710,924
Central Retail Corp. PCL, NVDR(d)	7,322,900	6,363,087
Intouch Holdings PCL, NVDR	10,489,100	25,544,556
PTT Oil & Retail Business PCL, NVDR	17,641,500	8,066,855
		198,377,250
Turkey — 1.1%
Akbank TAS	1,060,116	1,813,946
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,428,249	5,868,087
BIM Birlesik Magazalar A/S	304,880	4,828,645
Coca-Cola Icecek A/S	2,509,254	4,485,019
KOC Holding AS	367,263	2,008,080
Pegasus Hava Tasimaciligi AS(b)	325,684	2,170,481
Turk Hava Yollari AO(b)	1,417,473	12,498,236
Turkcell Iletisim Hizmetleri AS	2,677,523	7,730,207
Turkiye Petrol Rafinerileri AS	611,634	3,026,576
Turkiye Sise ve Cam Fabrikalari AS	3,522,421	4,481,422
Yapi ve Kredi Bankasi A/S	2,513,381	2,302,814
		51,213,513
United Arab Emirates — 3.4%
Abu Dhabi National Oil Co. for Distribution PJSC	38,793,773	38,583,604
Aldar Properties PJSC	6,736,620	13,467,349
Americana Restaurants International PLC - Foreign Co.	12,236,999	9,667,574
Dubai Islamic Bank PJSC	20,982,483	35,270,064
Emaar Properties PJSC	992,973	2,282,541
Emirates NBD Bank PJSC	3,333,160	17,878,011
Emirates Telecommunications Group Co. PJSC	4,059,020	20,047,272
First Abu Dhabi Bank PJSC	4,740,814	17,296,352
Multiply Group PJSC(b)	10,792,737	6,262,691
		160,755,458
Total Common Stocks — 99.1% (Cost: $3,760,870,439)		4,665,384,817
Preferred Stocks
Brazil — 0.1%
Cia Paranaense de Energia - Copel, Preference Shares, NVS	3,665,557	6,783,552
Security	Shares	Value
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(b)(c)	40,815,200	$4,502
South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	584,955	26,282,790
Total Preferred Stocks — 0.7% (Cost: $53,483,972)		33,070,844
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(b)	155,535	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $3,814,354,411)		4,698,455,661
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	17,092,304	17,102,559
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(e)(f)	40,690,000	40,690,000
Total Short-Term Securities — 1.2% (Cost: $57,788,816)		57,792,559
Total Investments — 101.0% (Cost: $3,872,143,227)		4,756,248,220
Liabilities in Excess of Other Assets — (1.0)%		(49,283,744)
Net Assets — 100.0%		$4,706,964,476

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
29
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,433,121	$—	$(23,340,268)(a)	$17,786	$(8,080)	$17,102,559	17,092,304	$108,385 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	39,400,000 (a)	—	—	—	40,690,000	40,690,000	853,034	—
				$17,786	$(8,080)	$57,792,559		$961,419	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	100	09/20/24	$5,500	$171,835
2-Year U.S. Treasury Note	4	12/31/24	830	(1,349)
				$170,486
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$171,835	$—	$—	$—	$171,835
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$1,349	$—	$1,349

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,040,244	$—	$—	$—	$1,040,244
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$113,715	$—	$(10,333)	$—	$103,382
Schedule of Investments
30

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,496,154
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$622,835,863	$4,042,548,846	$108	$4,665,384,817
Preferred Stocks	6,783,552	26,282,790	4,502	33,070,844
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	57,792,559	—	—	57,792,559
	$687,411,974	$4,068,831,636	$4,610	$4,756,248,220
Derivative Financial Instruments(a)
Assets
Equity Contracts	$171,835	$—	$—	$171,835
Liabilities
Interest Rate Contracts	(1,349)	—	—	(1,349)
	$170,486	$—	$—	$170,486

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
31
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 0.1%
Argenx SE(a)	12,891	$6,661,578
Brazil — 0.1%
Telefonica Brasil SA	478,666	4,401,966
Canada — 0.8%
CGI Inc.(a)	186,389	20,999,103
Descartes Systems Group Inc. (The)(a)	96,311	9,711,499
Thomson Reuters Corp.	20,642	3,535,478
		34,246,080
China — 6.3%
Agricultural Bank of China Ltd., Class A	5,775,099	3,678,126
Agricultural Bank of China Ltd., Class H	31,128,406	13,711,369
Anhui Gujing Distillery Co. Ltd., Class B	130,600	1,753,366
Bank of China Ltd., Class H	68,812,638	31,091,182
Bank of Communications Co. Ltd., Class A	2,663,700	2,667,333
Bank of Communications Co. Ltd., Class H	9,912,000	7,162,796
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,353,100	2,565,542
BYD Co. Ltd., Class A	123,200	4,316,665
BYD Electronic International Co. Ltd.	701,500	2,569,965
CGN Power Co. Ltd., Class H(b)	11,997,000	4,887,112
China CITIC Bank Corp. Ltd., Class H	10,102,000	5,828,875
China Coal Energy Co. Ltd., Class H	2,333,000	2,781,390
China Construction Bank Corp., Class H	20,125,000	14,130,559
China Merchants Port Holdings Co. Ltd.	1,446,000	2,164,695
China Minsheng Banking Corp. Ltd., Class H	7,527,500	2,705,631
China Power International Development Ltd.	4,553,370	2,079,683
China Resources Power Holdings Co. Ltd.	991,423	2,688,044
China Shenhua Energy Co. Ltd., Class A	452,700	2,585,839
China Shenhua Energy Co. Ltd., Class H	3,264,500	14,029,837
China Tower Corp. Ltd., Class H(b)	50,259,642	6,155,559
China Yangtze Power Co. Ltd., Class A	1,660,200	6,880,857
Chow Tai Fook Jewellery Group Ltd.	2,266,888	1,920,159
CITIC Securities Co. Ltd., Class A	785,508	2,133,578
Cosco Shipping Holdings Co. Ltd., Class H	3,270,500	4,493,923
Fuyao Glass Industry Group Co. Ltd., Class H(b)	689,516	3,939,308
Haitian International Holdings Ltd.	733,000	2,047,909
Industrial & Commercial Bank of China Ltd., Class A	4,268,351	3,597,765
Industrial & Commercial Bank of China Ltd., Class H	42,351,000	24,221,315
Industrial Bank Co. Ltd., Class A	1,413,000	3,285,319
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,213,900	2,299,981
Kunlun Energy Co. Ltd.	4,322,000	4,320,234
Kweichow Moutai Co. Ltd., Class A	19,900	4,039,660
Legend Biotech Corp., ADR(a)	68,078	3,917,889
Lenovo Group Ltd.	2,790,000	3,406,758
Luxshare Precision Industry Co. Ltd., Class A	486,700	2,707,741
Luzhou Laojiao Co. Ltd., Class A	78,500	1,315,055
Muyuan Foods Co. Ltd., Class A(a)	372,620	2,023,697
Nongfu Spring Co. Ltd., Class H(b)	1,243,400	4,491,277
People's Insurance Co. Group of China Ltd. (The), Class H	9,895,867	3,734,618
PetroChina Co. Ltd., Class H	21,292,000	19,203,613
PICC Property & Casualty Co. Ltd., Class H	7,824,000	10,132,830
Ping An Bank Co. Ltd., Class A	1,301,400	1,862,066
Pop Mart International Group Ltd.(b)	456,035	2,670,371
Postal Savings Bank of China Co. Ltd., Class H(b)	9,022,856	4,821,284
Shaanxi Coal Industry Co. Ltd., Class A	665,000	2,308,706
Shanghai Pudong Development Bank Co. Ltd., Class A	1,991,600	2,363,233
Security	Shares	Value
China (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	83,300	$2,939,465
Sinopharm Group Co. Ltd., Class H	756,400	1,750,512
Wanhua Chemical Group Co. Ltd., Class A	212,900	2,185,198
Want Want China Holdings Ltd.	5,365,040	3,102,969
Xiaomi Corp., Class B(a)(b)	3,860,800	9,518,476
ZTO Express Cayman Inc., Class A	99,727	2,157,073
		279,346,407
Finland — 0.3%
Elisa OYJ	162,279	8,126,317
Sampo OYJ, Class A	115,418	5,145,484
		13,271,801
France — 0.7%
Bollore SE	805,423	5,307,034
Orange SA	2,095,193	23,897,625
		29,204,659
Germany — 1.0%
Deutsche Telekom AG, Registered	1,405,286	39,984,597
SAP SE	23,587	5,176,009
		45,160,606
Greece — 0.1%
Hellenic Telecommunications Organization SA	186,359	3,021,479
Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	1,407,500	4,418,032
CLP Holdings Ltd.	1,275,754	11,382,756
Hang Seng Bank Ltd.	652,700	7,859,411
HKT Trust & HKT Ltd., Class SS	4,297,000	5,455,920
Hong Kong & China Gas Co. Ltd.	9,178,579	7,452,116
Jardine Matheson Holdings Ltd.	176,200	6,350,248
MTR Corp. Ltd.	1,596,000	5,611,035
Power Assets Holdings Ltd.	1,121,500	7,805,549
		56,335,067
India — 6.0%
Adani Enterprises Ltd.	55,805	2,008,546
Adani Green Energy Ltd.(a)	93,567	2,050,407
Adani Power Ltd.(a)	785,629	5,921,288
Asian Paints Ltd.	364,191	13,597,034
Bajaj Auto Ltd.	57,533	7,469,836
Bajaj Holdings & Investment Ltd.	26,132	3,134,129
Bharat Petroleum Corp. Ltd.	670,663	2,857,683
Bharti Airtel Ltd.	1,266,215	23,996,737
Cipla Ltd.	160,407	3,167,785
Divi's Laboratories Ltd.	104,600	6,357,766
Dr. Reddy's Laboratories Ltd.	52,588	4,405,847
Eicher Motors Ltd.	152,855	9,045,978
Havells India Ltd.	129,039	2,923,023
HCL Technologies Ltd.	978,407	20,457,837
Indian Hotels Co. Ltd., Class A	843,784	6,522,791
Indian Oil Corp. Ltd.	1,291,121	2,727,274
Infosys Ltd.	225,534	5,236,152
JSW Steel Ltd.	360,271	4,041,495
LTIMindtree Ltd.(b)	100,243	7,365,075
Maruti Suzuki India Ltd.	54,644	8,091,516
MRF Ltd.	2,075	3,337,385
Nestle India Ltd., NVS	254,998	7,601,887
Page Industries Ltd.	4,942	2,505,995
Petronet LNG Ltd.	885,976	3,883,707
PI Industries Ltd.	85,771	4,601,615
Pidilite Industries Ltd.	172,501	6,430,008
Shree Cement Ltd.	9,022	2,742,435
Schedule of Investments
32

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Sona Blw Precision Forgings Ltd.(b)	272,972	$2,225,528
Sun Pharmaceutical Industries Ltd.	349,863	7,601,012
Tata Consultancy Services Ltd.	649,852	35,304,508
Tata Elxsi Ltd.	38,733	3,695,652
Tech Mahindra Ltd.	309,740	6,054,329
Titan Co. Ltd.	51,554	2,191,973
Torrent Pharmaceuticals Ltd.	114,798	4,771,111
Trent Ltd.	150,946	12,866,587
Tube Investments of India Ltd.	81,005	3,895,358
UltraTech Cement Ltd.	63,305	8,535,254
Wipro Ltd.	762,921	4,899,896
Wipro Ltd., Class A, ADR	579,045	3,723,259
		268,245,698
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	11,985,262	2,760,019
Bank Central Asia Tbk PT	27,520,300	18,385,448
Telkom Indonesia Persero Tbk PT	12,512,967	2,467,657
		23,613,124
Ireland — 0.1%
AIB Group PLC	594,842	3,582,075
Israel — 0.5%
Bank Hapoalim BM	357,810	3,567,063
Check Point Software Technologies Ltd.(a)	102,594	19,749,345
Isracard Ltd.	0	1
		23,316,409
Italy — 0.1%
Infrastrutture Wireless Italiane SpA(b)	379,941	4,551,027
Japan — 10.5%
Brother Industries Ltd.	258,600	4,834,852
Canon Inc.	1,077,500	37,006,018
Central Japan Railway Co.	871,000	20,162,507
Chiba Bank Ltd. (The)	362,900	3,073,935
Chubu Electric Power Co. Inc.	729,500	9,114,337
Dai Nippon Printing Co. Ltd.	73,600	2,658,364
East Japan Railway Co.	960,400	18,412,699
ENEOS Holdings Inc.	1,082,000	5,885,823
FUJIFILM Holdings Corp.	437,900	11,809,980
Fujitsu Ltd.	138,800	2,565,699
Hamamatsu Photonics KK	158,700	4,234,827
Hankyu Hanshin Holdings Inc.	79,900	2,455,213
Inpex Corp.	420,200	6,194,260
Japan Post Bank Co. Ltd.	551,400	5,182,323
KDDI Corp.	910,700	30,724,391
Keisei Electric Railway Co. Ltd.	57,100	1,806,480
Kirin Holdings Co. Ltd.	146,700	2,214,635
Kyocera Corp.	670,200	8,302,160
McDonald's Holdings Co. Japan Ltd.(c)	99,400	4,366,006
MEIJI Holdings Co. Ltd.	128,000	3,178,634
Mizuho Financial Group Inc.	411,500	8,545,196
NEC Corp.	279,000	24,726,587
Nintendo Co. Ltd.	305,800	16,630,683
Nippon Telegraph & Telephone Corp.	29,832,600	31,884,963
Nissin Foods Holdings Co. Ltd.	88,900	2,323,178
Nomura Research Institute Ltd.	122,990	4,137,045
NTT Data Group Corp.	377,400	5,755,484
Obic Co. Ltd.	72,900	12,617,060
Ono Pharmaceutical Co. Ltd.	399,500	5,905,945
Oracle Corp./Japan	44,300	4,011,841
Osaka Gas Co. Ltd.	417,700	10,317,084
Otsuka Corp.	258,500	6,149,783
Security	Shares	Value
Japan (continued)
Otsuka Holdings Co. Ltd.	346,000	$20,398,315
Pan Pacific International Holdings Corp.	313,400	8,022,623
Ricoh Co. Ltd.	610,500	6,420,774
SCSK Corp.	180,900	3,637,840
Secom Co. Ltd.	238,000	17,366,286
Seiko Epson Corp.	326,900	6,112,207
SG Holdings Co. Ltd.	201,700	2,183,237
Shimadzu Corp.	120,000	4,009,250
Shizuoka Financial Group Inc., NVS	498,100	4,446,487
SoftBank Corp.	3,227,000	45,150,996
Suntory Beverage & Food Ltd.	157,200	5,780,774
TIS Inc.	240,500	6,027,175
Toho Co. Ltd./Tokyo	127,300	4,893,623
Tokyo Gas Co. Ltd.	157,200	3,932,464
Tokyu Corp.	168,200	2,057,511
West Japan Railway Co.	179,100	3,415,406
Yokogawa Electric Corp.	240,900	6,794,791
		467,837,751
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	2,136,342	3,269,229
National Bank of Kuwait SAKP	2,293,076	6,592,261
		9,861,490
Malaysia — 0.4%
CELCOMDIGI Bhd	3,068,300	2,748,936
Hong Leong Bank Bhd	761,300	3,741,388
IHH Healthcare Bhd	2,489,800	3,611,578
Malayan Banking Bhd	2,401,300	5,990,697
Petronas Gas Bhd	938,000	3,966,834
		20,059,433
Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	197,082	6,766,558
Koninklijke KPN NV	4,047,829	16,532,078
		23,298,636
New Zealand — 0.1%
Spark New Zealand Ltd.	1,399,005	3,132,025
Peru — 0.0%
Cia. de Minas Buenaventura SAA, Class A, ADR	186,450	2,311,980
Philippines — 0.2%
BDO Unibank Inc.	2,031,928	5,533,536
International Container Terminal Services Inc.	347,310	2,450,654
		7,984,190
Qatar — 0.2%
Industries Qatar QSC	796,595	2,822,763
Qatar National Bank QPSC	1,506,660	6,561,466
		9,384,229
Russia — 0.0%
PhosAgro PJSC(a)(d)	41,863	5
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	809	8
Polyus PJSC(a)(d)	53,523	6
		19
Saudi Arabia — 1.2%
Arabian Internet & Communications Services Co.	27,136	2,104,688
Bupa Arabia for Cooperative Insurance Co.	40,449	2,505,023
Co. for Cooperative Insurance (The)	53,788	2,270,951
Elm Co.	27,333	7,304,030
Jarir Marketing Co.	582,125	1,983,754
SABIC Agri-Nutrients Co.	205,450	6,389,733
Saudi Arabian Oil Co.(b)	1,701,359	12,677,281
33
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Telecom Co.	1,566,667	$17,959,182
		53,194,642
Singapore — 1.0%
DBS Group Holdings Ltd.	246,240	6,876,079
Genting Singapore Ltd.	5,572,200	3,438,858
Singapore Exchange Ltd.	984,000	8,163,229
Singapore Technologies Engineering Ltd.	1,447,400	4,935,298
Singapore Telecommunications Ltd.	9,328,900	22,372,875
		45,786,339
Spain — 0.1%
CaixaBank SA	534,765	3,220,968
Switzerland — 2.5%
Banque Cantonale Vaudoise, Registered	34,072	3,649,490
BKW AG	24,388	4,584,344
Nestle SA, Registered	117,714	12,623,660
Novartis AG, Registered	330,761	39,961,933
Roche Holding AG, NVS	69,987	23,692,044
Swiss Re AG	46,956	6,415,355
Swisscom AG, Registered	29,341	18,548,518
		109,475,344
Taiwan — 5.1%
Accton Technology Corp.	131,000	2,085,894
Acer Inc.	3,290,000	4,512,114
Advantech Co. Ltd.	537,959	5,884,144
Asia Cement Corp.	2,660,000	3,748,129
Asustek Computer Inc.	751,000	12,595,842
Catcher Technology Co. Ltd.	702,000	5,185,052
Chang Hwa Commercial Bank Ltd.	6,341,898	3,500,939
Cheng Shin Rubber Industry Co. Ltd.	2,017,000	3,134,124
China Steel Corp.	6,357,000	4,424,370
Chunghwa Telecom Co. Ltd.	4,310,000	16,708,008
Compal Electronics Inc.	4,734,000	4,925,171
E.Sun Financial Holding Co. Ltd.	16,235,602	14,312,970
Far EasTone Telecommunications Co. Ltd.	2,023,000	5,725,924
First Financial Holding Co. Ltd.	12,691,791	10,823,448
Formosa Chemicals & Fibre Corp.	3,978,000	5,450,522
Formosa Plastics Corp.	1,404,000	2,265,174
Hon Hai Precision Industry Co. Ltd.	1,573,000	9,080,510
Hua Nan Financial Holdings Co. Ltd.	10,127,944	8,081,100
Innolux Corp.	4,369,200	2,159,792
Mega Financial Holding Co. Ltd.	5,455,905	6,655,006
Nan Ya Plastics Corp.	4,245,000	6,019,045
Novatek Microelectronics Corp.	108,000	1,824,127
Pegatron Corp.	2,269,000	7,286,099
PharmaEssentia Corp.(a)	272,000	5,926,163
President Chain Store Corp.	510,000	4,483,599
Quanta Computer Inc.	292,000	2,453,082
Realtek Semiconductor Corp.	226,000	3,785,073
SinoPac Financial Holdings Co. Ltd.	12,128,556	9,117,286
Synnex Technology International Corp.	1,422,250	3,202,050
Taishin Financial Holding Co. Ltd.	13,202,816	7,635,058
Taiwan Business Bank	7,576,290	3,742,887
Taiwan Cooperative Financial Holding Co. Ltd.	11,928,132	9,662,343
Taiwan High Speed Rail Corp.	2,289,000	2,138,355
Taiwan Mobile Co. Ltd.	2,069,000	7,251,659
Taiwan Semiconductor Manufacturing Co. Ltd.	508,000	15,039,524
WPG Holdings Ltd.	1,810,760	4,604,913
		225,429,496
Thailand — 0.5%
Advanced Info Service PCL, NVDR	1,359,400	9,915,085
Security	Shares	Value
Thailand (continued)
Airports of Thailand PCL, NVDR	4,022,300	$7,092,615
Bumrungrad Hospital PCL, NVDR	447,200	3,229,336
		20,237,036
Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,263,140	2,162,099
Turkcell Iletisim Hizmetleri AS	980,184	2,829,864
Turkiye Petrol Rafinerileri AS	507,236	2,509,979
Turkiye Sise ve Cam Fabrikalari AS	1,402,812	1,784,736
		9,286,678
United Arab Emirates — 0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	3,803,324	3,782,719
Americana Restaurants International PLC - Foreign Co.	2,352,621	1,858,637
Emirates Telecommunications Group Co. PJSC	1,367,491	6,753,961
Multiply Group PJSC(a)	4,431,696	2,571,576
		14,966,893
United States — 59.0%
Abbott Laboratories	38,809	4,395,895
AbbVie Inc.	128,381	25,202,474
Accenture PLC, Class A	31,654	10,824,085
Akamai Technologies Inc.(a)	134,642	13,711,941
Albertsons Companies Inc., Class A	114,058	2,237,818
Ameren Corp.	53,391	4,405,291
American Electric Power Co. Inc.	31,915	3,200,436
Amgen Inc.	50,992	17,022,659
Amphenol Corp., Class A	330,354	22,282,377
Aon PLC, Class A	41,686	14,328,312
Arch Capital Group Ltd.(a)	254,085	28,734,473
Arista Networks Inc.(a)	6,531	2,307,925
Arthur J Gallagher & Co.	49,690	14,537,803
Aspen Technology Inc.(a)	19,196	4,494,551
Assurant Inc.	25,936	5,092,534
AT&T Inc.	510,662	10,162,174
AutoZone Inc.(a)(c)	10,808	34,385,436
Becton Dickinson & Co.	43,190	10,469,688
Berkshire Hathaway Inc., Class B(a)	86,188	41,018,593
BioMarin Pharmaceutical Inc.(a)	127,209	11,602,733
Booz Allen Hamilton Holding Corp., Class A	106,916	16,976,122
Bristol-Myers Squibb Co.	185,110	9,246,244
Brown & Brown Inc.	120,016	12,617,282
Campbell Soup Co.	218,963	10,886,840
Cardinal Health Inc.	67,254	7,580,871
Cboe Global Markets Inc.	119,298	24,503,809
Cencora Inc.	190,774	45,703,727
CF Industries Holdings Inc.	130,170	10,815,825
CH Robinson Worldwide Inc.	25,041	2,591,994
Cheniere Energy Inc.	32,941	6,102,650
Chubb Ltd.	135,171	38,412,895
Church & Dwight Co. Inc.	189,391	19,295,155
Cigna Group (The)	32,531	11,770,041
Cisco Systems Inc.	1,200,279	60,662,101
CME Group Inc.	46,149	9,956,185
CMS Energy Corp.	106,457	7,224,172
Coca-Cola Co. (The)	34,875	2,527,391
Cognizant Technology Solutions Corp., Class A	115,268	8,964,392
Colgate-Palmolive Co.	168,929	17,990,938
Conagra Brands Inc.	71,236	2,222,563
Consolidated Edison Inc.	391,684	39,779,427
Corteva Inc.	91,366	5,235,272
Diamondback Energy Inc.	15,116	2,949,283
Domino's Pizza Inc.	19,478	8,067,982
Schedule of Investments
34

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Duke Energy Corp.	321,044	$36,582,964
Electronic Arts Inc.	168,767	25,622,206
Elevance Health Inc.	45,961	25,595,221
Eli Lilly & Co.	29,218	28,049,864
Erie Indemnity Co., Class A, NVS	28,684	14,578,069
Everest Group Ltd.	11,966	4,693,544
Exxon Mobil Corp.	37,543	4,427,821
F5 Inc.(a)	66,391	13,487,332
Fair Isaac Corp.(a)	2,354	4,073,056
First Citizens BancShares Inc./NC, Class A	4,726	9,597,088
Fiserv Inc.(a)	100,910	17,618,886
Gartner Inc.(a)	6,087	2,994,561
Gen Digital Inc.	440,063	11,644,067
General Dynamics Corp.	27,917	8,357,233
General Mills Inc.	419,519	30,327,029
Genuine Parts Co.	15,904	2,278,407
Gilead Sciences Inc.	228,053	18,016,187
GoDaddy Inc., Class A(a)	153,034	25,619,422
Henry Schein Inc.(a)	36,371	2,565,974
Hershey Co. (The)	108,656	20,977,127
HF Sinclair Corp.	62,853	3,088,596
Hologic Inc.(a)	26,445	2,148,392
Hormel Foods Corp.	340,519	11,083,893
Humana Inc.	49,109	17,407,667
Incyte Corp.(a)	216,209	14,196,283
International Business Machines Corp.	154,191	31,166,627
J.M. Smucker Co. (The)	107,919	12,376,151
Jack Henry & Associates Inc.	49,493	8,563,774
Johnson & Johnson	304,417	50,490,604
Juniper Networks Inc.	366,288	14,241,277
Kellanova	309,139	24,919,695
Keurig Dr Pepper Inc.	473,332	17,328,685
Keysight Technologies Inc.(a)	117,129	18,051,921
Kimberly-Clark Corp.	101,115	14,627,296
Knight-Swift Transportation Holdings Inc.	44,497	2,330,753
Kraft Heinz Co. (The)	451,106	15,982,686
Kroger Co. (The)	622,546	33,125,673
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	114,397	8,928,686
Lockheed Martin Corp.	19,016	10,802,990
Loews Corp.	214,534	17,578,916
Marathon Petroleum Corp.	41,141	7,286,894
Markel Group Inc.(a)	11,216	17,953,227
Marsh & McLennan Companies Inc.	175,917	40,022,877
Mastercard Inc., Class A	15,864	7,667,706
McDonald's Corp.	150,904	43,559,949
McKesson Corp.	102,548	57,537,632
Merck & Co. Inc.	474,906	56,252,616
Microsoft Corp.	78,651	32,808,478
Molina Healthcare Inc.(a)	17,457	6,106,284
Mondelez International Inc., Class A	166,033	11,922,830
Monster Beverage Corp.(a)(c)	98,591	4,646,594
Motorola Solutions Inc.	168,037	74,279,075
Neurocrine Biosciences Inc.(a)	112,610	14,308,227
Newmont Corp.	98,785	5,274,131
Northrop Grumman Corp.	67,527	35,330,802
Oracle Corp.	128,658	18,178,089
O'Reilly Automotive Inc.(a)	22,127	25,002,846
PepsiCo Inc.	289,123	49,983,584
PG&E Corp.	216,619	4,267,394
Procter & Gamble Co. (The)	216,890	37,205,311
Progressive Corp. (The)	144,313	36,395,739
Security	Shares	Value
United States (continued)
PTC Inc.(a)	50,708	$9,081,296
Quest Diagnostics Inc.	42,300	6,639,831
Regeneron Pharmaceuticals Inc.(a)	34,480	40,848,111
Republic Services Inc., Class A	249,825	52,016,063
Rollins Inc.	186,006	9,333,781
Roper Technologies Inc.	106,058	58,799,616
Southern Co. (The)	407,350	35,195,040
Targa Resources Corp.	17,500	2,570,750
Teledyne Technologies Inc.(a)	10,041	4,345,745
Texas Pacific Land Corp.	3,351	2,911,650
TJX Companies Inc. (The)	134,819	15,810,224
T-Mobile U.S. Inc.	377,924	75,101,057
Travelers Companies Inc. (The)	54,407	12,408,604
Tyson Foods Inc., Class A	218,237	14,034,821
Ulta Beauty Inc.(a)	18,824	6,641,860
United Therapeutics Corp.(a)	45,772	16,640,411
UnitedHealth Group Inc.	61,543	36,322,679
VeriSign Inc.(a)	84,661	15,569,158
Verizon Communications Inc.	817,015	34,134,887
Vertex Pharmaceuticals Inc.(a)	102,973	51,063,281
Visa Inc., Class A	84,749	23,422,081
W R Berkley Corp.	299,654	17,889,344
Walmart Inc.	953,112	73,608,840
Waste Connections Inc.	94,193	17,566,994
Waste Management Inc.	298,126	63,214,637
WEC Energy Group Inc.	310,594	28,894,560
Willis Towers Watson PLC	14,038	4,100,640
Workday Inc., Class A(a)	16,672	4,387,904
Xcel Energy Inc.	71,977	4,407,152
Yum! Brands Inc.	77,190	10,414,475
		2,631,412,759
Total Long-Term Investments — 99.9% (Cost: $3,513,734,384)		4,451,837,884
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	9,677,607	9,683,413
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(f)(g)	9,170,000	9,170,000
Total Short-Term Securities — 0.4% (Cost: $18,848,824)		18,853,413
Total Investments — 100.3% (Cost: $3,532,583,208)		4,470,691,297
Liabilities in Excess of Other Assets — (0.3)%		(12,604,104)
Net Assets — 100.0%		$4,458,087,193

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
35
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,597,548	$—	$(41,913,345)(a)	$5,233	$(6,023)	$9,683,413	9,677,607	$94,035 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,270,000	1,900,000 (a)	—	—	—	9,170,000	9,170,000	432,908	—
				$5,233	$(6,023)	$18,853,413		$526,943	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	11	09/20/24	$1,352	$44,113
MSCI Emerging Markets Index	12	09/20/24	660	(1,579)
S&P 500 E-Mini Index	9	09/20/24	2,547	33,815
2-Year U.S. Treasury Note	3	12/31/24	623	(1,012)
				$75,337
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$77,928	$—	$—	$—	$77,928
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,579	$—	$1,012	$—	$2,591

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
36

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Min Vol Factor ETF

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$731,071	$—	$—	$—	$731,071
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(19,724)	$—	$(7,750)	$—	$(27,474)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,683,316
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,766,986,695	$1,684,851,170	$19	$4,451,837,884
Short-Term Securities
Money Market Funds	18,853,413	—	—	18,853,413
	$2,785,840,108	$1,684,851,170	$19	$4,470,691,297
Derivative Financial Instruments(a)
Assets
Equity Contracts	$77,928	$—	$—	$77,928
Liabilities
Equity Contracts	(1,579)	—	—	(1,579)
Interest Rate Contracts	(1,012)	—	—	(1,012)
	$75,337	$—	$—	$75,337

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $700,250 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
37
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities
August 31, 2024

	iShares Emerging Markets Equity Factor ETF	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$666,518,673	$4,363,217,373	$16,184,956,121	$4,698,455,661
Investments, at value—affiliated(c)	11,983,728	2,767,753	24,137,728	57,792,559
Cash	—	3,290,803	68,444,796	—
Cash pledged for futures contracts	47,000	333,000	624,000	174,000
Foreign currency, at value(d)	991,660	66,786,285	109,371,168	16,784,150
Receivables:
Investments sold	—	188,096,039	395,100,521	7,405,196
Securities lending income—affiliated	14,757	5,851	31,970	9,269
Capital shares sold	—	—	170,134,519	—
Dividends—unaffiliated	1,268,666	5,857,194	21,405,701	7,439,905
Dividends—affiliated	23,927	72,665	363,776	157,524
From custodian	—	75,239,877	224,286,201	1,850,178
Tax reclaims	74,215	62,066	103,135	—
Variation margin on futures contracts	1,955	15,657	26,361	7,332
Total assets	680,924,581	4,705,744,563	17,198,985,997	4,790,075,774
LIABILITIES
Bank overdraft	12,838	—	—	525,353
Bank borrowings	—	92,933,186	170,060,728	—
Collateral on securities loaned, at value	5,011,610	2,777,137	24,119,541	17,059,288
Payables:
Investments purchased	—	208,612,465	582,738,436	9,387,772
Capital shares redeemed	—	—	—	99,654
Deferred foreign capital gain tax	7,764,604	31,328,845	167,961,616	55,059,387
Investment advisory fees	138,978	909,906	3,239,904	974,718
Professional fees	4,678	37,685	22,679	5,126
Due to custodian	—	—	57,261,396	—
Total liabilities	12,932,708	336,599,224	1,005,404,300	83,111,298
Commitments and contingent liabilities
NET ASSETS	$667,991,873	$4,369,145,339	$16,193,581,697	$4,706,964,476
NET ASSETS CONSIST OF
Paid-in capital	$699,207,270	$4,946,809,736	$14,677,500,922	$4,922,709,201
Accumulated earnings (loss)	(31,215,397)	(577,664,397)	1,516,080,775	(215,744,725)
NET ASSETS	$667,991,873	$4,369,145,339	$16,193,581,697	$4,706,964,476
NET ASSET VALUE
Shares outstanding	14,100,000	127,200,000	267,000,000	78,000,000
Net asset value	$47.38	$34.35	$60.65	$60.35
Shares authorized	525 million	1.5 billion	2 billion	800 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$567,660,672	$3,864,256,932	$14,177,138,332	$3,814,354,411
(b) Securities loaned, at value	$4,417,434	$2,587,370	$22,158,006	$16,699,374
(c) Investments, at cost—affiliated	$11,982,100	$2,765,076	$24,132,416	$57,788,816
(d) Foreign currency, at cost	$986,267	$66,687,590	$109,438,142	$16,773,945
See notes to financial statements.
Statements of Assets and Liabilities
38

Statements of Assets and Liabilities (continued)
August 31, 2024

iShares MSCI Global Min Vol Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,451,837,884
Investments, at value—affiliated(c)	18,853,413
Cash	709,126
Cash pledged for futures contracts	324,000
Foreign currency, at value(d)	4,882,079
Receivables:
Investments sold	7,469,501
Securities lending income—affiliated	4,583
Dividends—unaffiliated	6,449,854
Dividends—affiliated	38,852
From custodian	640,513
Tax reclaims	3,730,544
Variation margin on futures contracts	43,354
Total assets	4,494,983,703
LIABILITIES
Bank borrowings	700,250
Collateral on securities loaned, at value	9,581,594
Payables:
Investments purchased	12,457,916
Deferred foreign capital gain tax	13,423,599
Investment advisory fees	733,151
Total liabilities	36,896,510
Commitments and contingent liabilities
NET ASSETS	$4,458,087,193
NET ASSETS CONSIST OF
Paid-in capital	$3,764,576,907
Accumulated earnings	693,510,286
NET ASSETS	$4,458,087,193
NET ASSET VALUE
Shares outstanding	39,200,000
Net asset value	$113.73
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$3,513,734,384
(b) Securities loaned, at value	$9,239,285
(c) Investments, at cost—affiliated	$18,848,824
(d) Foreign currency, at cost	$4,861,600
See notes to financial statements.
39
2024 iShares Annual Financial Statements

Statements of Operations
Year Ended August 31, 2024

	iShares Emerging Markets Equity Factor ETF	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$21,318,957	$123,244,173	$340,046,212	$154,306,609
Dividends—affiliated	147,959	362,671	1,581,575	853,034
Interest—unaffiliated	21,363	123,653	711,946	111,198
Securities lending income—affiliated—net	169,830	198,106	581,580	108,385
Other income—unaffiliated	10,586	100,772	52,532	343,152
Foreign taxes withheld	(2,484,566)	(13,567,731)	(43,089,737)	(15,396,143)
Foreign withholding tax claims	35,429	282,274	166,133	42,134
Other foreign taxes	(6,943)	(163,271)	(80,100)	(196,349)
Total investment income	19,212,615	110,580,647	299,970,141	140,172,020
EXPENSES
Investment advisory	1,508,081	10,283,909	26,475,831	11,019,805
Interest expense	29,912	323,493	327,528	219,712
Commitment costs	9,632	38,715	38,715	38,715
Professional	4,598	38,305	21,813	38,182
Total expenses	1,552,223	10,684,422	26,863,887	11,316,414
Net investment income	17,660,392	99,896,225	273,106,254	128,855,606
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	14,932,434	(184,070,650)	(209,631,485)	17,653,806
Investments—affiliated	2,678	9,709	10,158	17,786
Foreign currency transactions	(345,959)	(2,479,937)	(6,806,597)	(1,717,733)
Futures contracts	120,753	(771,555)	3,104,561	1,040,244
In-kind redemptions—unaffiliated(b)	(338,125)	14,228,352	—	1,834,058
	14,371,781	(173,084,081)	(213,323,363)	18,828,161
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	76,459,986	548,113,495	2,058,071,337	433,830,443
Investments—affiliated	19	(2,123)	3,456	(8,080)
Foreign currency translations	49,831	113,870	(426,688)	119,064
Futures contracts	65,088	245,368	419,935	103,382
	76,574,924	548,470,610	2,058,068,040	434,044,809
Net realized and unrealized gain	90,946,705	375,386,529	1,844,744,677	452,872,970
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,607,097	$475,282,754	$2,117,850,931	$581,728,576
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(2,426,872)	$(5,151,941)	$(5,152,778)	$(2,188,270)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(5,337,802)	$(24,266,697)	$(158,901,468)	$(46,805,973)
See notes to financial statements.
Statements of Operations
40

Statements of Operations (continued)
Year Ended August 31, 2024

iShares MSCI Global Min Vol Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$109,301,340
Dividends—affiliated	432,908
Interest—unaffiliated	68,512
Securities lending income—affiliated—net	94,035
Foreign taxes withheld	(6,362,085)
Foreign withholding tax claims	179,322
Other foreign taxes	(43,927)
Total investment income	103,670,105
EXPENSES
Investment advisory	8,536,700
Interest expense	49,065
Commitment costs	38,715
Professional	22,849
Total expenses	8,647,329
Net investment income	95,022,776
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	15,078,005
Investments—affiliated	5,233
Foreign currency transactions	(344,180)
Futures contracts	731,071
In-kind redemptions—unaffiliated(b)	161,244,257
176,714,386
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	462,795,127
Investments—affiliated	(6,023)
Foreign currency translations	246,478
Futures contracts	(27,474)
463,008,108
Net realized and unrealized gain	639,722,494
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$734,745,270
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(3,675,679)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(8,362,172)
See notes to financial statements.
41
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets

	iShares Emerging Markets Equity Factor ETF		iShares ESG Aware MSCI EM ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,660,392	$27,730,324	$99,896,225	$105,334,569
Net realized gain (loss)	14,371,781	(48,484,319)	(173,084,081)	(205,570,429)
Net change in unrealized appreciation (depreciation)	76,574,924	18,392,212	548,470,610	123,112,315
Net increase (decrease) in net assets resulting from operations	108,607,097	(2,361,783)	475,282,754	22,876,455
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(33,037,650)	(30,828,923)	(109,948,822)	(98,049,319)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(14,011,635)	(193,183,181)	(319,943,129)	147,402,728
NET ASSETS
Total increase (decrease) in net assets	61,557,812	(226,373,887)	45,390,803	72,229,864
Beginning of year	606,434,061	832,807,948	4,323,754,536	4,251,524,672
End of year	$667,991,873	$606,434,061	$4,369,145,339	$4,323,754,536

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
42

Statements of Changes in Net Assets(continued)

	iShares MSCI Emerging Markets ex China ETF		iShares MSCI Emerging Markets Min Vol Factor ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$273,106,254	$98,950,659	$128,855,606	$136,247,693
Net realized gain (loss)	(213,323,363)	(100,189,911)	18,828,161	(509,938,429)
Net change in unrealized appreciation (depreciation)	2,058,068,040	197,614,657	434,044,809	615,545,652
Net increase in net assets resulting from operations	2,117,850,931	196,375,405	581,728,576	241,854,916
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(212,835,579)	(83,177,048)	(131,987,977)	(153,732,586)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,141,465,607	2,726,740,408	(239,290,205)	(1,768,751,802)
NET ASSETS
Total increase (decrease) in net assets	11,046,480,959	2,839,938,765	210,450,394	(1,680,629,472)
Beginning of year	5,147,100,738	2,307,161,973	4,496,514,082	6,177,143,554
End of year	$16,193,581,697	$5,147,100,738	$4,706,964,476	$4,496,514,082

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
43
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Min Vol Factor ETF
	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$95,022,776	$110,109,543
Net realized gain (loss)	176,714,386	(9,271,159)
Net change in unrealized appreciation (depreciation)	463,008,108	121,412,544
Net increase in net assets resulting from operations	734,745,270	222,250,928
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(101,499,454)	(98,968,869)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(893,702,048)	118,692,307
NET ASSETS
Total increase (decrease) in net assets	(260,456,232)	241,974,366
Beginning of year	4,718,543,425	4,476,569,059
End of year	$4,458,087,193	$4,718,543,425

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
44

Financial Highlights
(For a share outstanding throughout each period)

	iShares Emerging Markets Equity Factor ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$41.82	$43.38	$53.61	$44.03	$40.35
Net investment income(a)	1.29	1.46	1.64	1.23	1.11
Net realized and unrealized gain (loss)(b)	6.77	(1.38)	(10.49)	9.24	3.73
Net increase (decrease) from investment operations	8.06	0.08	(8.85)	10.47	4.84
Distributions from net investment income(c)	(2.50)	(1.64)	(1.38)	(0.89)	(1.16)
Net asset value, end of year	$47.38	$41.82	$43.38	$53.61	$44.03
Total Return(d)
Based on net asset value	20.07%	0.30%	(16.80)%	23.97%	12.17%
Ratios to Average Net Assets(e)
Total expenses	0.26%	0.33%	0.45%	0.45%	0.45%
Net investment income	2.93%	3.51%	3.41%	2.44%	2.71%
Supplemental Data
Net assets, end of year (000)	$667,992	$606,434	$832,808	$761,199	$541,608
Portfolio turnover rate(f)	29%	121%	54%	49%	45%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
45
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EM ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$31.35	$31.56	$43.35	$35.93	$32.03
Net investment income(a)	0.78	0.78	0.83	0.75	0.89
Net realized and unrealized gain (loss)(b)	3.09	(0.23)	(11.51)	7.23	3.89
Net increase (decrease) from investment operations	3.87	0.55	(10.68)	7.98	4.78
Distributions from net investment income(c)	(0.87)	(0.76)	(1.11)	(0.56)	(0.88)
Net asset value, end of year	$34.35	$31.35	$31.56	$43.35	$35.93
Total Return(d)
Based on net asset value	12.61%	1.81%	(25.08)%	22.30%	15.11%
Ratios to Average Net Assets(e)
Total expenses	0.26%	0.26%	0.25%	0.25%	0.25%
Net investment income	2.43%	2.53%	2.20%	1.76%	2.75%
Supplemental Data
Net assets, end of year (000)	$4,369,145	$4,323,755	$4,251,525	$7,105,443	$3,654,480
Portfolio turnover rate(f)	32%	38%	41%	41%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
46

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ex China ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$51.16	$49.62	$62.82	$46.00	$46.25
Net investment income(a)	1.45	1.45	1.86	1.58	1.46
Net realized and unrealized gain (loss)(b)	9.17	1.31	(13.73)	16.09	(0.05)
Net increase (decrease) from investment operations	10.62	2.76	(11.87)	17.67	1.41
Distributions from net investment income(c)	(1.13)	(1.22)	(1.33)	(0.85)	(1.66)
Net asset value, end of year	$60.65	$51.16	$49.62	$62.82	$46.00
Total Return(d)
Based on net asset value	20.98%	5.69%	(19.17)%	38.66%	2.87%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.36%
Total expenses after fees waived	0.25%	0.25%	0.25%	0.22%	0.16%
Net investment income	2.58%	2.89%	3.34%	2.65%	3.24%
Supplemental Data
Net assets, end of year (000)	$16,193,582	$5,147,101	$2,307,162	$1,281,467	$73,606
Portfolio turnover rate(f)	12%	13%	21%	51%	18%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
47
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Min Vol Factor ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of year	$54.50	$54.86	$63.94	$55.97	$56.84
Net investment income(b)	1.63	1.25	1.87	1.32 (c)	1.42
Net realized and unrealized gain (loss)(d)	5.91	(0.38)	(9.86)	8.12	(0.82)
Net increase (decrease) from investment operations	7.54	0.87	(7.99)	9.44	0.60
Distributions from net investment income(e)	(1.69)	(1.23)	(1.09)	(1.47)	(1.47)
Net asset value, end of year	$60.35	$54.50	$54.86	$63.94	$55.97
Total Return(f)
Based on net asset value	14.15%	1.62%	(12.68)%	17.04%(c)	1.07%
Ratios to Average Net Assets(g)
Total expenses	0.26%	0.64%	0.69%	0.69%	0.70%
Total expenses after fees waived	0.26%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.92%	2.32%	3.14%	2.15%(c)	2.59%
Supplemental Data
Net assets, end of year (000)	$4,706,964	$4,496,514	$6,177,144	$3,874,514	$4,248,258
Portfolio turnover rate(h)	23%	58%	26%	38%	23%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:
• Net investment income per share by $0.01.
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
48

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Min Vol Factor ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$97.69	$95.04	$106.77	$93.16	$93.54
Net investment income(a)	2.27	2.32	2.18	1.97	2.13
Net realized and unrealized gain (loss)(b)	16.24	2.40	(11.91)	13.38	(0.18)
Net increase (decrease) from investment operations	18.51	4.72	(9.73)	15.35	1.95
Distributions from net investment income(c)	(2.47)	(2.07)	(2.00)	(1.74)	(2.33)
Net asset value, end of year	$113.73	$97.69	$95.04	$106.77	$93.16
Total Return(d)
Based on net asset value	19.32%	5.00%(e)	(9.21)%	16.63%	2.13%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.30%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.23%	2.42%	2.13%	2.00%	2.33%
Supplemental Data
Net assets, end of year (000)	$4,458,087	$4,718,543	$4,476,569	$5,306,261	$5,924,818
Portfolio turnover rate(g)	25%	22%	23%	25%	22%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2023:
• Total return by 0.01%.

(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
49
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Emerging Markets Equity Factor	Diversified
ESG Aware MSCI EM	Diversified
MSCI Emerging Markets ex China	Diversified
MSCI Emerging Markets Min Vol Factor	Diversified
MSCI Global Min Vol Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
50

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
51
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Emerging Markets Equity Factor
Barclays Capital, Inc.	$41,354	$(41,354)	$—	$—
BNP Paribas SA	44,564	(44,564)	—	—
Citigroup Global Markets, Inc.	213,199	(213,199)	—	—
Goldman Sachs & Co. LLC	2,028,515	(2,028,515)	—	—
HSBC Bank PLC	634,008	(634,008)	—	—
J.P. Morgan Securities LLC	348,305	(348,305)	—	—
Morgan Stanley	932,376	(932,376)	—	—
UBS AG	175,113	(175,113)	—	—
	$4,417,434	$(4,417,434)	$—	$—
ESG Aware MSCI EM
Citigroup Global Markets, Inc.	$1,376,677	$(1,376,677)	$—	$—
J.P. Morgan Securities LLC	1,155,900	(1,155,900)	—	—
State Street Bank & Trust Co.	54,793	(54,793)	—	—
	$2,587,370	$(2,587,370)	$—	$—
MSCI Emerging Markets ex China
BofA Securities, Inc.	$12,306	$(12,306)	$—	$—
Citigroup Global Markets, Inc.	2,008,467	(2,008,467)	—	—
J.P. Morgan Securities LLC	2,224,425	(2,224,425)	—	—
Morgan Stanley	11,837,234	(11,837,234)	—	—
UBS Securities LLC	6,075,574	(6,075,574)	—	—
	$22,158,006	$(22,158,006)	$—	$—
Notes to Financial Statements
52

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Emerging Markets Min Vol Factor
BofA Securities, Inc.	$50,653	$(50,653)	$—	$—
Citigroup Global Markets, Inc.	11,598,158	(11,598,158)	—	—
J.P. Morgan Securities LLC	881,662	(881,662)	—	—
Morgan Stanley	4,168,901	(4,168,901)	—	—
	$16,699,374	$(16,699,374)	$—	$—
MSCI Global Min Vol Factor
Goldman Sachs & Co. LLC	$4,599,888	$(4,599,888)	$—	$—
State Street Bank & Trust Co.	4,321,249	(4,321,249)	—	—
UBS Securities LLC	318,148	(318,148)	—	—
	$9,239,285	$(9,239,285)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Emerging Markets Equity Factor	0.25%
ESG Aware MSCI EM	0.25
MSCI Emerging Markets ex China	0.25
MSCI Emerging Markets Min Vol Factor	0.25
MSCI Global Min Vol Factor	0.20
53
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares Emerging Markets Equity Factor and iShares MSCI Emerging Markets ex China ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2026 and December 31, 2027, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the year ended August 31, 2024, there were no fees waived by BFA pursuant to these arrangements.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Emerging Markets Equity Factor	$36,957
ESG Aware MSCI EM	49,642
MSCI Emerging Markets ex China	127,795
MSCI Emerging Markets Min Vol Factor	28,491
MSCI Global Min Vol Factor	34,557
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Emerging Markets Equity Factor	$7,197,809	$5,163,856	$(556,725)
ESG Aware MSCI EM	65,523,319	91,552,431	(36,842,259)
MSCI Emerging Markets ex China	15,666,016	73,001,186	(15,380,049)
MSCI Emerging Markets Min Vol Factor	24,293,453	29,982,336	(2,386,015)
MSCI Global Min Vol Factor	159,959,898	140,416,718	(24,963,066)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Notes to Financial Statements
54

Notes to Financial Statements  (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Emerging Markets Equity Factor	$173,370,630	$196,167,164
ESG Aware MSCI EM	1,320,110,548	1,565,256,411
MSCI Emerging Markets ex China	8,768,069,848	1,302,464,270
MSCI Emerging Markets Min Vol Factor	1,002,298,726	1,235,074,753
MSCI Global Min Vol Factor	1,066,993,086	1,227,157,292
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets Equity Factor	$4,682,332	$20,008,163
ESG Aware MSCI EM	11,303,891	119,144,860
MSCI Emerging Markets ex China	1,560,093,274	—
MSCI Emerging Markets Min Vol Factor	—	54,330,109
MSCI Global Min Vol Factor	—	740,216,641
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to nondeductible Expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Emerging Markets Equity Factor	$(730,040)	$730,040
ESG Aware MSCI EM	14,018,707	(14,018,707)
MSCI Emerging Markets ex China	(40)	40
MSCI Emerging Markets Min Vol Factor	1,654,411	(1,654,411)
MSCI Global Min Vol Factor	155,892,221	(155,892,221)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
Emerging Markets Equity Factor
Ordinary income	$33,037,650	$30,828,923
ESG Aware MSCI EM
Ordinary income	$109,948,822	$98,049,319
MSCI Emerging Markets ex China
Ordinary income	$212,835,579	$83,177,048
MSCI Emerging Markets Min Vol Factor
Ordinary income	$131,987,977	$153,732,586
55
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Global Min Vol Factor
Ordinary income	$101,499,454	$98,968,869
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Emerging Markets Equity Factor	$14,904,818	$(118,974,968)	$72,854,753	$(31,215,397)
ESG Aware MSCI EM	46,766,335	(1,045,171,622)	420,740,890	(577,664,397)
MSCI Emerging Markets ex China	197,040,013	(266,923,222)	1,585,963,984	1,516,080,775
MSCI Emerging Markets Min Vol Factor	85,163,256	(1,220,833,089)	919,925,108	(215,744,725)
MSCI Global Min Vol Factor	33,932,190	(243,788,597)	903,366,693	693,510,286

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of realized gains/losses for tax purposes.

For the year ended August 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Emerging Markets Equity Factor	$9,009,883
MSCI Emerging Markets Min Vol Factor	13,467,767
MSCI Global Min Vol Factor	18,708,590
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Factor	$597,866,725	$147,824,644	$(67,188,968)	$80,635,676
ESG Aware MSCI EM	3,914,055,240	1,049,412,023	(597,482,137)	451,929,886
MSCI Emerging Markets ex China	14,454,862,631	2,533,070,780	(778,839,562)	1,754,231,218
MSCI Emerging Markets Min Vol Factor	3,781,358,804	1,209,073,145	(234,183,729)	974,889,416
MSCI Global Min Vol Factor	3,554,192,202	1,081,556,831	(165,057,736)	916,499,095
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
Notes to Financial Statements
56

Notes to Financial Statements  (continued)
For the year ended August 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Emerging Markets Equity Factor	$11,577,000	$392,276	6.41%
ESG Aware MSCI EM	104,662,286	4,654,222	6.43
MSCI Emerging Markets ex China	170,000,000	4,101,508	6.43
MSCI Emerging Markets Min Vol Factor	158,497,834	2,762,271	6.46
MSCI Global Min Vol Factor	47,504,638	556,335	6.45
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
57
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
Emerging Markets Equity Factor
Shares sold	1,100,000	$49,410,027	3,800,000	$159,623,754
Shares redeemed	(1,500,000)	(63,421,662)	(8,500,000)	(352,806,935)
	(400,000)	$(14,011,635)	(4,700,000)	$(193,183,181)
ESG Aware MSCI EM
Shares sold	3,400,000	$112,666,796	15,800,000	$512,788,131
Shares redeemed	(14,100,000)	(432,609,925)	(12,600,000)	(365,385,403)
	(10,700,000)	$(319,943,129)	3,200,000	$147,402,728
MSCI Emerging Markets ex China
Shares sold	166,400,000	$9,141,465,607	55,100,000	$2,772,309,487
Shares redeemed	—	—	(1,000,000)	(45,569,079)
	166,400,000	$9,141,465,607	54,100,000	$2,726,740,408
Notes to Financial Statements
58

Notes to Financial Statements  (continued)
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Emerging Markets Min Vol Factor
Shares sold	—	$452,684	43,000,000	$2,217,098,360
Shares redeemed	(4,500,000)	(239,742,889)	(73,100,000)	(3,985,850,162)
	(4,500,000)	$(239,290,205)	(30,100,000)	$(1,768,751,802)
MSCI Global Min Vol Factor
Shares sold	—	$231,379	4,400,000	$432,126,269
Shares redeemed	(9,100,000)	(893,933,427)	(3,200,000)	(313,433,962)
	(9,100,000)	$(893,702,048)	1,200,000	$118,692,307
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares Emerging Markets Equity Factor ETF, iShares ESG Aware MSCI EM ETF, iShares MSCI Emerging Markets ex China ETF and iShares MSCI Emerging Markets Min Vol Factor ETF are able to pass through to shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
59
2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
iShares Emerging Markets Equity Factor ETF(1)
iShares ESG Aware MSCI EM ETF(1)
iShares MSCI Emerging Markets ex China ETF(1)
iShares MSCI Emerging Markets Min Vol Factor ETF(2)
iShares MSCI Global Min Vol Factor ETF(1)
(1) Statement of operations for the year ended August 31, 2024, statement of changes in net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024
(2) Statement of operations for the year ended August 31, 2024, statement of changes in net assets for each of the two years in the period ended August 31, 2024, the financial highlights for each of the three years in the period ended August 31, 2024 and the consolidated financial highlights for each of the two years in the period ended August 31, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
60

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
Emerging Markets Equity Factor	$11,065,537
ESG Aware MSCI EM	61,524,137
MSCI Emerging Markets ex China	134,934,415
MSCI Emerging Markets Min Vol Factor	73,017,597
MSCI Global Min Vol Factor	85,879,194
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Emerging Markets Equity Factor	$21,329,728	$4,934,803
ESG Aware MSCI EM	122,979,021	18,585,372
MSCI Emerging Markets ex China	339,703,586	45,287,407
MSCI Emerging Markets Min Vol Factor	154,554,521	17,682,617
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
MSCI Global Min Vol Factor	46.25%
61
2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information
62

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
63
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares Emerging Markets Equity Factor ETF, iShares ESG Aware MSCI EM ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA  and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
64

Board Review and Approval of Investment Advisory Contract (continued)
May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
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received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Emerging Markets ex China ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
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time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA  (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio
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securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA  and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
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Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA  (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that
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BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA  and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Global Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund
Board Review and Approval of Investment Advisory Contract
70

Board Review and Approval of Investment Advisory Contract (continued)
in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA  (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
71
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
72

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
73
2024 iShares Annual Financial Statements

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
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August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares MSCI Agriculture Producers ETF | VEGI | NYSE Arca
• iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca
• iShares MSCI Global Gold Miners ETF | RING | NASDAQ
• iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX
• iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX

2

Schedule of Investments
August 31, 2024
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.6%
Elders Ltd.	36,834	$229,098
Inghams Group Ltd.	87,069	183,167
Nufarm Ltd./Australia	85,088	227,623
		639,888
Brazil — 1.0%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,355	56,799
BRF SA(a)	137,831	641,473
Jalles Machado SA	24,377	29,066
Sao Martinho SA	36,185	177,973
SLC Agricola SA	41,543	130,173
Tres Tentos Agroindustrial SA	29,184	61,983
		1,097,467
Canada — 5.8%
Ag Growth International Inc.	4,461	185,769
Maple Leaf Foods Inc.	18,759	307,349
Nutrien Ltd.	115,774	5,607,219
Rogers Sugar Inc.	24,999	101,469
		6,201,806
China — 2.0%
China BlueChemical Ltd., Class H	350,000	87,076
China Modern Dairy Holdings Ltd.(b)	639,000	54,062
China XLX Fertiliser Ltd.	146,000	68,490
COFCO Joycome Foods Ltd.(a)(b)	639,000	123,618
First Tractor Co. Ltd., Class H	92,000	92,970
Heilongjiang Agriculture Co. Ltd., Class A	26,400	47,932
Henan Shuanghui Investment & Development Co. Ltd., Class A	48,500	158,667
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	89,900	286,646
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,060	43,188
Muyuan Foods Co. Ltd., Class A(a)	76,266	414,200
New Hope Liuhe Co. Ltd., Class A(a)	63,900	81,162
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	75,600	155,913
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	30,580	98,458
Sinofert Holdings Ltd.	488,000	63,363
Wens Foodstuffs Group Co. Ltd., Class A	92,920	223,362
Yunnan Yuntianhua Co. Ltd., Class A	25,700	74,761
Zangge Mining Co. Ltd., Class A	22,900	77,583
		2,151,451
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	63,716	76,008
Germany — 0.6%
K+S AG, Registered	39,824	471,398
Suedzucker AG	14,354	193,259
		664,657
Hong Kong — 1.3%
WH Group Ltd.(c)	1,952,000	1,415,728
India — 6.1%
Bajaj Hindusthan Sugar Ltd.(a)	179,389	91,222
Balrampur Chini Mills Ltd.	28,445	203,137
Bayer CropScience Ltd.	3,163	237,176
Chambal Fertilisers and Chemicals Ltd.	37,545	232,921
Coromandel International Ltd.	27,595	578,696
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,774	184,411
Dhanuka Agritech Ltd.	3,286	71,462
EID Parry India Ltd.	20,797	205,801
Gujarat Ambuja Exports Ltd.	32,272	55,099
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,936	154,316
Security	Shares	Value
India (continued)
Gujarat State Fertilizers & Chemicals Ltd.	51,960	$142,727
Jain Irrigation Systems Ltd.(a)	67,008	56,510
Kaveri Seed Co. Ltd.	4,072	50,970
Paradeep Phosphates Ltd., NVS(c)	74,936	74,561
PI Industries Ltd.	17,756	952,610
Rallis India Ltd.	21,183	89,011
Rashtriya Chemicals & Fertilizers Ltd.	31,759	76,268
Shree Renuka Sugars Ltd.(a)	148,608	88,623
Sumitomo Chemical India Ltd.	29,232	178,283
Tata Consumer Products Ltd.	138,960	1,989,284
Triveni Engineering & Industries Ltd.	18,329	104,164
UPL Ltd.	105,413	751,685
		6,568,937
Indonesia — 0.7%
Astra Agro Lestari Tbk PT	117,100	45,840
Charoen Pokphand Indonesia Tbk PT	1,728,100	543,420
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT(a)	1,212,300	125,138
Sawit Sumbermas Sarana Tbk PT(a)	780,300	51,751
		766,149
Israel — 1.0%
ICL Group Ltd.	180,189	824,659
Israel Corp Ltd.	883	199,658
		1,024,317
Japan — 4.5%
Hokuto Corp.	4,700	60,500
Kubota Corp.	234,100	3,293,802
Kumiai Chemical Industry Co. Ltd.	17,600	94,230
Maruha Nichiro Corp.	9,700	202,938
Mitsui DM Sugar Holdings Co. Ltd.	3,400	75,191
NH Foods Ltd.	20,600	771,887
Prima Meat Packers Ltd.	5,700	90,219
Sakata Seed Corp.	6,600	156,036
Yamabiko Corp.	7,400	118,421
		4,863,224
Malaysia — 2.3%
Farm Fresh Bhd(b)	175,700	65,902
Genting Plantations Bhd	63,000	77,830
Hextar Global Bhd	322,700	67,452
IOI Corp. Bhd	589,000	548,195
Kuala Lumpur Kepong Bhd	115,400	580,565
QL Resources Bhd	256,907	386,430
SD Guthrie Bhd	485,700	514,573
Ta Ann Holdings Bhd	46,400	42,277
United Plantations Bhd	34,000	204,881
		2,488,105
Netherlands — 0.7%
OCI NV	24,735	784,975
Norway — 4.7%
Austevoll Seafood ASA	21,490	192,496
Bakkafrost P/F	11,799	638,784
Grieg Seafood ASA(b)	12,058	57,416
Leroy Seafood Group ASA	62,812	297,606
Mowi ASA	108,932	1,895,093
Salmar ASA	15,453	802,350
Yara International ASA	38,754	1,126,372
		5,010,117
Poland — 0.1%
Grupa Azoty SA(a)	11,410	52,387
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar — 0.1%
Baladna	154,938	$57,767
Russia — 0.0%
PhosAgro PJSC(a)(d)	7,038	1
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	136	1
Ros Agro PLC, GDR(a)(d)(e)	5,334	1
		3
Saudi Arabia — 2.7%
Al Jouf Agricultural Development Co.	3,487	58,308
Almarai Co. JSC	58,147	842,579
National Agriculture Development Co. (The)(a)	34,629	259,307
SABIC Agri-Nutrients Co.	54,250	1,687,238
Tanmiah Food Co.	1,337	48,282
		2,895,714
Singapore — 1.4%
First Resources Ltd.	128,000	145,268
Golden Agri-Resources Ltd.	1,503,900	305,402
Wilmar International Ltd.	449,600	1,081,381
		1,532,051
South Africa — 0.1%
Oceana Group Ltd.	21,660	83,159
South Korea — 0.1%
Harim Holdings Co. Ltd.	10,730	44,532
Hyundai Feed Inc.(a)(d)	20,538	15,282
		59,814
Sweden — 0.5%
Husqvarna AB, Class B	82,160	555,419
Taiwan — 0.5%
Charoen Pokphand Enterprise	34,800	107,696
Sinon Corp.	87,000	120,541
Taiwan Fertilizer Co. Ltd.	150,000	280,776
Taiwan TEA Corp.(a)	107,000	71,028
		580,041
Thailand — 0.7%
Betagro PCL, NVS	159,000	112,287
Charoen Pokphand Foods PCL, NVDR	886,400	642,339
GFPT PCL, NVDR	96,900	35,822
		790,448
Turkey — 0.2%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS(a)	68,772	32,557
Gubre Fabrikalari TAS(a)	15,328	76,343
Hektas Ticaret TAS(a)	270,222	92,511
		201,411
United Kingdom — 0.7%
Cranswick PLC	12,654	801,011
United States — 61.3%
AGCO Corp.	14,846	1,351,580
Alamo Group Inc.	2,398	444,589
Security	Shares	Value
United States (continued)
Archer-Daniels-Midland Co.	115,729	$7,058,312
Bunge Global SA	33,142	3,359,936
Cal-Maine Foods Inc.	9,837	708,657
CF Industries Holdings Inc.	42,782	3,554,756
CNH Industrial NV	206,030	2,130,350
Corteva Inc.	163,136	9,347,693
Darling Ingredients Inc.(a)	37,398	1,560,619
Deere & Co.	61,276	23,636,604
FMC Corp.	29,215	1,886,705
Fresh Del Monte Produce Inc.	8,899	260,207
Ingredion Inc.	15,366	2,063,807
Lamb Weston Holdings Inc.	33,796	2,092,648
Lindsay Corp.	2,552	316,576
Mosaic Co. (The)	75,226	2,149,207
Pilgrim's Pride Corp.(a)	11,090	516,572
Scotts Miracle-Gro Co. (The)	9,971	707,742
Titan International Inc.(a)(b)	12,044	100,327
Toro Co. (The)	24,288	2,249,069
Vital Farms Inc.(a)	6,910	217,319
		65,713,275
Total Long-Term Investments — 99.8% (Cost: $136,841,849)		107,075,329
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	215,223	215,352
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(f)(g)	60,000	60,000
Total Short-Term Securities — 0.3% (Cost: $275,293)		275,352
Total Investments — 100.1% (Cost: $137,117,142)		107,350,681
Liabilities in Excess of Other Assets — (0.1)%		(75,715)
Net Assets — 100.0%		$107,274,966

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Agriculture Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,802,115	$—	$(2,587,537)(a)	$952	$(178)	$215,352	215,223	$12,436 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	60,000 (a)	—	—	—	60,000	60,000	8,743	—
				$952	$(178)	$275,352		$21,179	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	09/20/24	$165	$2,021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,021	$—	$—	$—	$2,021

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$37,921	$—	$—	$—	$37,921
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,895)	$—	$—	$—	$(2,895)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$493,953
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Agriculture Producers ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$77,003,222	$30,056,822	$15,285	$107,075,329
Short-Term Securities
Money Market Funds	275,352	—	—	275,352
	$77,278,574	$30,056,822	$15,285	$107,350,681
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,021	$—	$2,021

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments
August 31, 2024
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.3%
Beach Energy Ltd.	58,408	$49,381
Boss Energy Ltd. (a)	14,297	27,468
Deep Yellow Ltd.(a)	30,534	22,523
Karoon Energy Ltd.(a)	28,271	33,025
New Hope Corp. Ltd.	18,490	55,945
Paladin Energy Ltd.(a)	10,276	68,144
Santos Ltd.	118,046	575,518
Strike Energy Ltd.(a)	83,566	11,148
Whitehaven Coal Ltd.	28,680	129,274
Woodside Energy Group Ltd.	69,180	1,267,326
Yancoal Australia Ltd., NVS	14,440	52,806
		2,292,558
Austria — 0.2%
OMV AG	5,366	234,043
Brazil — 1.3%
3R Petroleum Oleo E Gas SA	11,836	55,379
Petroleo Brasileiro SA	135,644	1,033,464
Petroreconcavo SA	5,320	19,257
PRIO SA	29,208	242,746
		1,350,846
Canada — 9.4%
Advantage Energy Ltd.(a)(b)	5,669	40,888
Africa Oil Corp.	13,279	20,298
ARC Resources Ltd.	21,808	403,585
Athabasca Oil Corp.(a)	20,157	81,068
Baytex Energy Corp.	4,083	14,535
Baytex Energy Corp.	22,499	80,136
Birchcliff Energy Ltd.	9,398	41,075
Cameco Corp.	15,824	645,688
Canadian Natural Resources Ltd.	77,444	2,803,190
Cardinal Energy Ltd.	4,687	23,824
Cenovus Energy Inc.	50,677	939,723
Crew Energy Inc.(a)	4,687	24,206
Denison Mines Corp.(a)	32,114	53,140
Energy Fuels Inc./Canada(a)(b)	5,858	28,472
Fission Uranium Corp.(a)	28,981	20,645
Freehold Royalties Ltd.	4,624	47,178
Frontera Energy Corp.	1,416	7,985
Headwater Exploration Inc.	8,596	43,693
Imperial Oil Ltd.	6,838	515,013
International Petroleum Corp.(a)	3,308	50,197
Kelt Exploration Ltd.(a)	6,368	29,486
MEG Energy Corp.(a)	9,972	198,604
NexGen Energy Ltd.(a)(b)	18,682	112,426
NuVista Energy Ltd.(a)	6,089	57,698
Obsidian Energy Ltd.(a)	2,958	20,325
Paramount Resources Ltd., Class A	2,906	59,795
Parex Resources Inc.	3,751	37,659
PetroTal Corp., NVS	23,120	12,009
Peyto Exploration & Development Corp.	6,918	74,793
PrairieSky Royalty Ltd.	7,931	164,311
Spartan Delta Corp.(a)	5,992	17,563
Suncor Energy Inc.	46,437	1,883,461
Surge Energy Inc.	3,631	17,594
Tamarack Valley Energy Ltd.	18,414	54,109
Topaz Energy Corp.	3,362	66,609
Tourmaline Oil Corp.	12,116	552,194
Veren Inc.	21,257	153,790
Vermilion Energy Inc.	5,814	59,838
Security	Shares	Value
Canada (continued)
Whitecap Resources Inc.	22,066	$167,994
		9,624,797
China — 1.8%
CGN Mining Co. Ltd.(a)	95,000	18,800
China Coal Energy Co. Ltd., Class H	75,000	89,414
China Shenhua Energy Co. Ltd., Class A	14,200	81,111
China Shenhua Energy Co. Ltd., Class H	122,500	526,468
Guanghui Energy Co. Ltd., Class A	16,300	13,704
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	5,800	14,121
Inner Mongolia Yitai Coal Co. Ltd., Class B	39,800	75,409
Kinetic Development Group Ltd.	110,000	16,505
PetroChina Co. Ltd., Class A	45,600	57,417
PetroChina Co. Ltd., Class H	770,000	694,476
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	5,800	7,601
Shaanxi Coal Industry Co. Ltd., Class A	20,600	71,518
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	9,350	9,510
Shanxi Coking Coal Energy Group Co. Ltd., Class A	12,810	14,406
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	6,100	12,293
Yankuang Energy Group Co. Ltd., Class A	11,585	23,207
Yankuang Energy Group Co. Ltd., Class H	118,000	152,913
		1,878,873
Finland — 0.4%
Neste OYJ	15,517	362,077
France — 5.3%
Esso SA Francaise	95	14,002
Etablissements Maurel et Prom SA	2,035	11,845
TotalEnergies SE	78,536	5,402,631
		5,428,478
Greece — 0.1%
HELLENiQ ENERGY Holdings SA	3,253	25,672
Motor Oil Hellas Corinth Refineries SA	2,420	58,062
		83,734
Hong Kong — 0.0%
United Energy Group Ltd.(a)	326,000	18,186
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	14,911	112,988
India — 5.6%
Bharat Petroleum Corp. Ltd.	54,953	234,154
Chennai Petroleum Corp. Ltd.	1,942	22,618
Coal India Ltd.	67,287	420,904
Gujarat Mineral Development Corp. Ltd.	3,049	13,427
Hindustan Petroleum Corp. Ltd.	34,849	174,015
Indian Oil Corp. Ltd.	103,190	217,971
Oil & Natural Gas Corp. Ltd.	115,104	454,566
Oil India Ltd.	17,760	156,947
Reliance Industries Ltd.	91,303	3,285,008
Reliance Industries Ltd., GDR(c)	9,718	686,575
		5,666,185
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	532,500	122,626
Bukit Asam Tbk PT	143,200	25,280
Bumi Resources Tbk PT(a)	3,989,800	23,002
Harum Energy Tbk PT(a)	86,600	7,509
Indika Energy Tbk PT	55,300	5,224
Indo Tambangraya Megah Tbk PT	14,000	24,662
Medco Energi Internasional Tbk PT	234,712	19,052
Sugih Energy Tbk PT(a)(d)	206,700	—
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
United Tractors Tbk PT	55,400	$97,032
		324,387
Israel — 0.1%
Delek Group Ltd.	344	41,376
Equital Ltd.(a)	925	31,189
Oil Refineries Ltd.	90,053	23,411
Paz Oil Co. Ltd.	371	40,398
		136,374
Italy — 1.3%
Eni SpA	83,677	1,361,695
Japan — 1.5%
Cosmo Energy Holdings Co. Ltd.	2,236	124,427
ENEOS Holdings Inc.	105,200	572,263
Idemitsu Kosan Co. Ltd.	35,440	259,027
Inpex Corp.	34,500	508,572
Japan Petroleum Exploration Co. Ltd.	1,200	48,076
		1,512,365
Malaysia — 0.0%
Hibiscus Petroleum Bhd	19,360	9,873
Norway — 1.1%
Aker BP ASA	11,489	275,230
BlueNord ASA(a)	837	37,763
BW Energy Ltd.(a)	2,308	5,832
DNO ASA	17,368	19,507
Equinor ASA	30,493	818,206
		1,156,538
Philippines — 0.0%
Semirara Mining & Power Corp., Class A	34,200	20,667
Poland — 0.4%
ORLEN SA	21,041	350,190
Portugal — 0.3%
Galp Energia SGPS SA	16,844	349,916
Russia — 0.0%
LUKOIL PJSC(a)(d)	17,021	2
Rosneft Oil Co. PJSC(a)(d)	47,821	5
Surgutneftegas PJSC(a)(d)	285,010	32
Tatneft PJSC(a)(d)	57,983	6
		45
Saudi Arabia — 1.2%
Saudi Arabian Oil Co.(c)	158,535	1,181,287
South Africa — 0.1%
Exxaro Resources Ltd.	9,013	80,743
Thungela Resources Ltd.	4,882	31,859
		112,602
South Korea — 0.4%
HD Hyundai Co. Ltd.	1,567	94,989
SK Innovation Co. Ltd.(a)	2,273	187,940
S-Oil Corp.	1,633	76,413
		359,342
Spain — 0.6%
Repsol SA	44,368	609,260
Thailand — 0.4%
Bangchak Corp. PCL, NVDR	32,000	35,277
Bangchak Sriracha PCL, NVDR	31,000	6,544
Banpu PCL, NVDR	291,600	46,905
IRPC PCL, NVDR	382,900	16,169
Security	Shares	Value
Thailand (continued)
PTT Exploration & Production PCL, NVDR	51,131	$213,852
Star Petroleum Refining PCL, NVDR	71,500	15,002
Thai Oil PCL, NVDR(b)	43,300	67,834
		401,583
Turkey — 0.2%
Turkiye Petrol Rafinerileri AS	34,661	171,514
United Arab Emirates — 0.0%
Dana Gas PJSC(a)	198,253	36,705
United Kingdom — 11.6%
BP PLC	601,590	3,405,765
Diversified Energy Co. PLC	1,723	20,604
Energean PLC	5,804	74,128
Harbour Energy PLC	19,640	77,424
Serica Energy PLC	8,701	14,518
Shell PLC	229,338	8,126,254
Tullow Oil PLC(a)	45,744	16,148
Yellow Cake PLC(a)(c)	7,891	54,649
		11,789,490
United States — 52.3%
Antero Resources Corp.(a)	10,509	283,638
APA Corp.	13,434	382,735
Berry Corp.	2,869	17,759
California Resources Corp.	2,272	119,212
Centrus Energy Corp., Class A(a)	456	18,058
Chesapeake Energy Corp.	4,071	303,249
Chevron Corp.	63,720	9,427,374
Chord Energy Corp.	2,267	336,491
Civitas Resources Inc.	2,732	167,554
CNX Resources Corp.(a)	5,585	154,537
Comstock Resources Inc.	3,873	41,170
ConocoPhillips	42,375	4,821,851
CONSOL Energy Inc.	1,079	110,360
Coterra Energy Inc.	27,086	659,002
Crescent Energy Co., Class A	5,584	66,617
CVR Energy Inc.	1,268	32,233
Delek U.S. Holdings Inc.	2,286	46,680
Devon Energy Corp.	22,840	1,022,775
Diamondback Energy Inc.	6,491	1,266,459
EOG Resources Inc.	20,916	2,694,399
EQT Corp.	20,503	687,055
Exxon Mobil Corp.	163,240	19,252,526
Granite Ridge Resources Inc.	2,141	13,595
Gulfport Energy Corp.(a)(b)	479	69,484
Hess Corp.	10,078	1,391,369
HF Sinclair Corp.	5,954	292,580
HighPeak Energy Inc.(b)	935	15,035
Kimbell Royalty Partners LP	2,285	36,514
Kosmos Energy Ltd.(a)	17,132	83,433
Magnolia Oil & Gas Corp., Class A	6,254	160,165
Marathon Oil Corp.	20,528	588,127
Marathon Petroleum Corp.	12,823	2,271,210
Matador Resources Co.	4,324	245,257
Murphy Oil Corp.	5,322	198,404
Northern Oil & Gas Inc.	3,343	132,985
Occidental Petroleum Corp.	24,210	1,379,486
Ovintiv Inc.	9,801	419,777
Par Pacific Holdings Inc.(a)	2,005	44,992
PBF Energy Inc., Class A	3,668	124,932
Peabody Energy Corp.	4,426	103,613
Permian Resources Corp., Class A, NVS	18,847	268,381
Schedule of Investments
8

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Range Resources Corp.	8,765	$261,898
Riley Exploration Permian Inc.	354	10,089
Sable Offshore Corp.(a)(b)	878	14,785
SandRidge Energy Inc.	1,223	16,241
Sitio Royalties Corp., Class A	2,993	66,534
SM Energy Co.(b)	4,185	190,962
Southwestern Energy Co.(a)	40,140	256,093
Talos Energy Inc.(a)	5,220	59,873
Tellurian Inc.(a)	24,326	22,669
Texas Pacific Land Corp.	713	619,519
Uranium Energy Corp.(a)	14,730	77,038
VAALCO Energy Inc.	4,088	26,613
Valero Energy Corp.	11,901	1,746,234
Viper Energy Inc., Class A, NVS	3,327	158,365
Vital Energy Inc.(a)	824	29,573
Vitesse Energy Inc.	919	23,765
		53,331,324
Total Common Stocks — 98.3% (Cost: $79,281,802)		100,267,922
Preferred Stocks
Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, NVS	163,108	1,139,393
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	275,500	30
Total Preferred Stocks — 1.1% (Cost: $735,231)		1,139,423
Total Long-Term Investments — 99.4% (Cost: $80,017,033)		101,407,345
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	494,777	$495,074
Total Short-Term Securities — 0.5% (Cost: $494,793)		495,074
Total Investments — 99.9% (Cost: $80,511,826)		101,902,419
Other Assets Less Liabilities — 0.1%		70,512
Net Assets — 100.0%		$101,972,931

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$839,216	$—	$(344,260)(a)	$(5)	$123	$495,074	494,777	$6,688 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	30,000	—	(30,000)(a)	—	—	—	—	11,194	—
				$(5)	$123	$495,074		$17,882	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Energy Producers ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	6	09/20/24	$574	$1,062
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,062	$—	$—	$—	$1,062

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$45,578	$—	$—	$—	$45,578
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(9,776)	$—	$—	$—	$(9,776)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$697,857
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$64,874,449	$35,393,428	$45	$100,267,922
Preferred Stocks	1,139,393	—	30	1,139,423
Short-Term Securities
Money Market Funds	495,074	—	—	495,074
	$66,508,916	$35,393,428	$75	$101,902,419
Schedule of Investments
10

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Energy Producers ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,062	$—	$—	$1,062

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $500,178 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
11
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Global Gold Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.8%
De Grey Mining Ltd.(a)(b)	6,959,323	$5,693,271
Emerald Resources NL(a)	1,993,801	5,355,465
Genesis Minerals Ltd.(a)	3,778,410	5,744,094
Gold Road Resources Ltd.	4,255,542	4,634,670
West African Resources Ltd.(a)	5,140,588	4,911,490
		26,338,990
Canada — 52.2%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	914,567	74,514,493
Alamos Gold Inc., Class A	1,020,585	19,674,840
B2Gold Corp.	3,561,205	10,015,187
Barrick Gold Corp.	3,170,957	64,023,849
Calibre Mining Corp.(a)(b)	3,070,505	5,194,785
Centerra Gold Inc.	800,302	5,671,268
Eldorado Gold Corp.(a)	581,489	10,040,626
Equinox Gold Corp.(a)	1,217,562	6,947,688
IAMGOLD Corp.(a)	1,846,845	9,126,990
Kinross Gold Corp.	2,688,409	24,297,719
Lundin Gold Inc.	393,610	7,906,372
New Gold Inc.(a)	2,891,358	7,294,637
SSR Mining Inc.	870,866	4,536,400
Torex Gold Resources Inc.(a)	344,455	6,645,516
Wesdome Gold Mines Ltd.(a)	617,022	5,901,691
Wheaton Precious Metals Corp.	409,327	25,297,997
		287,090,058
China — 4.5%
Zijin Mining Group Co. Ltd., Class A	1,541,435	3,465,005
Zijin Mining Group Co. Ltd., Class H	10,564,000	21,250,153
		24,715,158
Indonesia — 0.7%
Aneka Tambang Tbk	43,361,800	3,896,952
Peru — 1.1%
Cia. de Minas Buenaventura SAA, Class A, ADR	519,002	6,435,625
Russia — 0.0%
Polyus PJSC(a)(c)	62,547	7
South Africa — 10.9%
Anglogold Ashanti PLC, NVS	790,919	23,408,694
DRDGOLD Ltd.	3,338,467	2,786,828
Security	Shares	Value
South Africa (continued)
Gold Fields Ltd.	1,448,999	$20,086,427
Harmony Gold Mining Co. Ltd.	1,407,923	13,790,336
		60,072,285
Turkey — 0.7%
Koza Altin Isletmeleri AS	5,158,493	3,806,190
United Kingdom — 2.0%
Centamin PLC	4,047,811	6,608,661
Hochschild Mining PLC(a)	1,906,124	4,314,978
		10,923,639
United States — 22.7%
Coeur Mining Inc.(a)	1,274,911	7,827,953
Newmont Corp.	2,193,322	117,101,462
		124,929,415
Total Long-Term Investments — 99.6% (Cost: $460,953,512)		548,208,319
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	3,637,951	3,640,134
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(e)	170,000	170,000
Total Short-Term Securities — 0.7% (Cost: $3,808,636)		3,810,134
Total Investments — 100.3% (Cost: $464,762,148)		552,018,453
Liabilities in Excess of Other Assets — (0.3)%		(1,812,102)
Net Assets — 100.0%		$550,206,351

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
12

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Gold Miners ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,721,998	$—	$(83,962)(a)	$1,564	$534	$3,640,134	3,637,951	$14,471 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	60,000 (a)	—	—	—	170,000	170,000	16,251	—
				$1,564	$534	$3,810,134		$30,722	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	9	09/19/24	$1,872	$47,526
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$47,526	$—	$—	$—	$47,526

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,721	$—	$—	$—	$2,721
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$33,442	$—	$—	$—	$33,442
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,874,829
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$422,261,288	$125,947,024	$7	$548,208,319
Short-Term Securities
Money Market Funds	3,810,134	—	—	3,810,134
	$426,071,422	$125,947,024	$7	$552,018,453
Derivative Financial Instruments(a)
Assets
Equity Contracts	$47,526	$—	$—	$47,526

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments
August 31, 2024
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 22.5%
BHP Group Ltd.	4,698,616	$129,369,878
BlueScope Steel Ltd.	409,373	5,703,361
Champion Iron Ltd.	359,732	1,516,727
Coronado Global Resources Inc.(a)	768,012	613,954
Deterra Royalties Ltd.	387,756	963,453
Fortescue Ltd.	1,566,610	19,299,822
IGO Ltd.	632,712	2,363,405
Iluka Resources Ltd.	399,504	1,654,977
Imdex Ltd.	459,054	699,458
Leo Lithium Ltd.(b)(c)(d)	1,454,959	397,855
Liontown Resources Ltd.(c)(d)	1,349,231	681,204
Lynas Rare Earths Ltd.(c)	819,284	3,871,891
Mineral Resources Ltd.	163,968	4,425,738
Nickel Industries Ltd.	1,573,190	886,975
Perenti Ltd.	766,558	537,498
Pilbara Minerals Ltd.(d)	2,642,432	5,290,351
Rio Tinto Ltd.	343,908	25,747,195
Sandfire Resources Ltd.(c)	421,296	2,434,434
Sims Ltd.	153,504	1,134,946
South32 Ltd.	4,189,757	8,823,195
Stanmore Resources Ltd.	325,512	660,006
Vulcan Steel Ltd.	63,584	318,472
WA1 Resources Ltd., NVS(c)	37,350	438,349
		217,833,144
Austria — 0.3%
voestalpine AG	98,363	2,400,079
Belgium — 0.1%
Bekaert SA	32,480	1,343,020
Brazil — 3.6%
Cia. Brasileira de Aluminio(c)	228,146	201,593
Cia. Siderurgica Nacional SA	620,412	1,305,563
Vale SA	3,152,244	33,323,698
		34,830,854
Canada — 6.5%
Algoma Steel Group Inc.	93,092	988,496
Altius Minerals Corp.	36,516	658,434
Capstone Copper Corp.(c)	522,101	3,746,311
ERO Copper Corp.(c)(d)	90,568	1,862,234
Filo Corp., NVS(c)	85,150	2,026,944
First Quantum Minerals Ltd.	656,328	8,264,673
Foran Mining Corp.(c)(d)	225,798	670,198
Hudbay Minerals Inc.	362,112	2,955,687
Ivanhoe Mines Ltd., Class A(c)(d)	621,360	8,285,415
Labrador Iron Ore Royalty Corp.	58,078	1,307,956
Lithium Americas Argentina Corp.(c)(d)	108,534	285,902
Lithium Americas Corp.(c)	182,335	449,191
Lundin Mining Corp.	608,211	6,309,346
Major Drilling Group International Inc.(c)	69,864	490,419
NGEx Minerals Ltd.(c)	113,324	923,309
Patriot Battery Metals Inc.(c)	121,742	383,027
Sigma Lithium Corp.(c)	56,048	596,911
Stelco Holdings Inc.	33,273	1,617,172
Taseko Mines Ltd.(c)	258,352	588,536
Teck Resources Ltd., Class B	426,080	20,402,139
		62,812,300
Cayman Islands — 0.0%
Wanguo International Mining Group Ltd.	250,000	277,642
Security	Shares	Value
Chile — 0.0%
CAP SA(c)	56,036	$343,433
China — 2.4%
Aluminum Corp. of China Ltd., Class A	590,465	565,737
Aluminum Corp. of China Ltd., Class H	3,936,000	2,453,801
Baoshan Iron & Steel Co. Ltd., Class A	1,230,693	1,034,065
China Hongqiao Group Ltd.	2,712,000	3,698,434
China Metal Recycling Holdings Ltd.(b)	132,000	—
China Nonferrous Mining Corp Ltd.	1,255,000	881,247
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	196,870	467,333
China Oriental Group Co. Ltd.	996,000	143,921
China Rare Earth Resources & Technology Co. Ltd., Class A	49,200	154,081
Citic Pacific Special Steel Group Co. Ltd., Class A	199,600	323,951
CMOC Group Ltd., Class A	934,800	983,955
CMOC Group Ltd., Class H	3,531,000	2,866,365
GEM Co. Ltd., Class A	295,917	249,209
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	98,400	207,972
Huaibei Mining Holdings Co. Ltd., Class A	147,600	301,082
Hunan Valin Steel Co. Ltd., Class A	393,600	220,654
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(c)	2,558,421	519,219
JCHX Mining Management Co. Ltd., Class A	45,700	262,780
Jiangxi Copper Co. Ltd., Class A	99,925	285,412
Jiangxi Copper Co. Ltd., Class H	1,044,000	1,752,329
Jinchuan Group International Resources Co. Ltd.	1,968,000	132,570
Jinduicheng Molybdenum Co. Ltd., Class A	196,800	273,279
MMG Ltd.(c)	4,015,600	1,141,496
Nanjing Iron & Steel Co. Ltd., Class A	350,000	208,852
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(c)	492,000	161,231
Shandong Nanshan Aluminum Co. Ltd., Class A	590,630	305,422
Shanjin International Gold Co. Ltd., Class A	148,240	335,321
Shougang Fushan Resources Group Ltd.	1,968,000	656,454
Tiangong International Co. Ltd.	984,000	216,042
Tianshan Aluminum Group Co. Ltd., Class A	246,560	235,656
Tongling Nonferrous Metals Group Co. Ltd., Class A	738,500	322,710
Western Mining Co. Ltd., Class A	147,600	325,022
Western Superconducting Technologies Co. Ltd., Class A	46,454	235,455
Xiamen Tungsten Co. Ltd., Class A	98,499	235,592
Yunnan Aluminium Co. Ltd., Class A	196,800	334,109
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	296,400	210,152
Yunnan Tin Co. Ltd., Class A	98,400	192,888
Zhejiang Huayou Cobalt Co. Ltd., Class A	100,650	327,536
		23,221,334
Egypt — 0.1%
Ezz Steel Co. SAE(c)	204,215	465,889
Finland — 0.1%
Outokumpu OYJ	334,565	1,242,264
France — 1.2%
Aperam SA	38,360	1,081,607
ArcelorMittal SA	435,391	10,200,174
Eramet SA	8,007	628,909
		11,910,690
Germany — 0.4%
Aurubis AG(d)	29,520	2,231,687
Salzgitter AG	23,124	405,558
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
thyssenkrupp AG	461,004	$1,631,953
		4,269,198
India — 6.3%
APL Apollo Tubes Ltd.	155,199	2,705,571
Godawari Power and Ispat Ltd.	42,672	483,437
Gravita India Ltd.	22,255	606,014
Hindalco Industries Ltd.	1,252,188	10,492,466
Hindustan Copper Ltd.	267,030	1,060,195
Jai Balaji Industries Ltd., NVS(c)	31,025	337,347
Jindal Saw Ltd.	107,015	870,247
Jindal Stainless Ltd.	304,029	2,878,082
Jindal Steel & Power Ltd.	330,132	3,816,361
JSW Steel Ltd.	568,239	6,374,466
Kirloskar Ferrous Industries Ltd.	61,194	502,511
Maharashtra Seamless Ltd.	37,749	302,254
Mishra Dhatu Nigam Ltd.(a)	41,532	205,459
MOIL Ltd.	58,897	281,311
National Aluminium Co. Ltd.	767,031	1,672,233
NMDC Ltd.	945,057	2,511,553
NMDC Steel Ltd., NVS(c)	650,040	416,088
Orissa Minerals Development Co. Ltd. (The)(c)	2,038	198,736
PTC Industries Ltd., NVS(c)	2,460	435,119
Ramkrishna Forgings Ltd.	76,859	887,318
Ratnamani Metals & Tubes Ltd.	25,584	1,124,305
Sandur Manganese & Iron Ores Ltd. (The)	36,405	218,743
Sarda Energy & Minerals Ltd., NVS	80,436	336,957
Shivalik Bimetal Controls Ltd., NVS	24,216	164,052
Shyam Metalics & Energy Ltd.	49,693	472,866
Surya Roshni Ltd., NVS	31,427	253,218
Tata Steel Ltd.	6,588,865	12,012,800
Tata Steel Ltd., GDR(e)	32,833	600,844
Usha Martin Ltd.	133,252	526,457
Vedanta Ltd.	1,266,900	7,068,929
Welspun Corp. Ltd.	83,640	708,007
		60,523,946
Indonesia — 0.7%
Amman Mineral Internasional PT(c)	6,041,612	4,171,340
Bumi Resources Minerals Tbk PT(c)	51,660,000	541,301
Merdeka Copper Gold Tbk PT(c)	8,908,286	1,354,744
Vale Indonesia Tbk PT(c)	1,835,200	455,980
		6,523,365
Japan — 5.3%
Daido Steel Co. Ltd.	111,600	1,109,493
Dowa Holdings Co. Ltd.	49,200	1,710,717
Godo Steel Ltd.	9,300	294,280
JFE Holdings Inc.	536,900	7,443,113
Kobe Steel Ltd.	349,000	4,298,787
Kyoei Steel Ltd.	21,200	257,810
Maruichi Steel Tube Ltd.	54,300	1,306,168
Mitsubishi Materials Corp.	119,100	2,118,828
Mitsui Mining & Smelting Co. Ltd.	49,200	1,591,896
Nippon Light Metal Holdings Co. Ltd.	49,240	557,514
Nippon Steel Corp.	799,305	18,240,686
Nittetsu Mining Co. Ltd.	11,200	343,508
Osaka Steel Co. Ltd.	9,700	217,111
OSAKA Titanium Technologies Co. Ltd.	22,600	402,164
Sanyo Special Steel Co. Ltd.	20,900	279,976
Sumitomo Metal Mining Co. Ltd.	231,400	6,412,848
Toho Titanium Co. Ltd.	36,400	303,405
Tokyo Steel Manufacturing Co. Ltd.	51,200	702,419
UACJ Corp.	33,138	1,143,328
Security	Shares	Value
Japan (continued)
Yamato Kogyo Co. Ltd.	38,200	$1,908,021
Yodogawa Steel Works Ltd.	19,700	780,997
		51,423,069
Malaysia — 0.4%
PMB Technology Bhd(c)(d)	344,400	154,843
Press Metal Aluminium Holdings Bhd	3,444,000	3,966,777
		4,121,620
Mexico — 1.5%
Grupo Mexico SAB de CV, Series B	2,902,900	14,854,806
Netherlands — 0.1%
AMG Critical Materials NV	29,520	487,830
Norway — 0.8%
Norsk Hydro ASA	1,302,872	7,270,191
Peru — 0.8%
Southern Copper Corp.	80,052	8,142,890
Poland — 0.7%
Grupa Kety SA	8,773	1,760,296
Jastrzebska Spolka Weglowa SA, Class S(c)(d)	49,200	325,832
KGHM Polska Miedz SA	129,888	4,661,821
		6,747,949
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	2,490,504	869,930
Russia — 0.0%
Alrosa PJSC(b)(c)	2,886,002	318
GMK Norilskiy Nickel PAO(b)(c)	7,140,000	8
Novolipetsk Steel PJSC(b)(c)	1,668,000	184
Severstal PAO(b)(c)	233,400	26
United Co. RUSAL International PJSC(b)(c)	3,450,000	381
		917
Saudi Arabia — 1.6%
Al Masane Al Kobra Mining Co.	31,981	564,180
East Pipes Integrated Co. for Industry, NVS	11,856	471,943
Saudi Arabian Mining Co.(c)	1,195,580	13,545,619
Saudi Steel Pipe Co.	19,680	355,113
		14,936,855
South Africa — 1.3%
African Rainbow Minerals Ltd.	102,840	1,006,990
Anglo American Platinum Ltd.	61,992	2,140,526
Impala Platinum Holdings Ltd.	836,828	3,604,029
Kumba Iron Ore Ltd.	60,031	1,188,246
Northam Platinum Holdings Ltd.	328,164	1,940,592
Sibanye Stillwater Ltd.	2,618,482	2,502,304
		12,382,687
South Korea — 2.5%
Dongkuk Steel Mill Co. Ltd/New	8,192	50,750
Hyundai Steel Co.	77,745	1,481,408
KG Dongbusteel	36,944	159,844
Korea Zinc Co. Ltd.	7,871	3,151,999
Poongsan Corp.	14,752	711,296
POSCO Holdings Inc.	66,752	17,047,916
Posco M-Tech Co. Ltd.	22,316	276,997
Sam-A Aluminum Co. Ltd., Class A	5,853	206,824
Seah Besteel Holdings Corp.	12,792	191,764
SeAH Steel Holdings Corp.	1,490	201,340
TCC Steel	15,738	394,547
		23,874,685
Schedule of Investments
16

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain — 0.2%
Acerinox SA	170,416	$1,791,201
Sweden — 1.5%
Alleima AB, NVS	174,972	1,311,626
Boliden AB	252,958	7,727,512
Granges AB	93,524	1,159,010
SSAB AB, Class A	208,561	1,012,204
SSAB AB, Class B	590,279	2,810,811
		14,021,163
Taiwan — 1.7%
Century Iron & Steel Industrial Co. Ltd.	175,000	1,301,475
China Metal Products	208,011	256,988
China Steel Corp.	10,974,612	7,638,155
Chun Yuan Steel Industry Co. Ltd.	151,000	86,479
Chung Hung Steel Corp.	816,000	493,785
Evergreen Steel Corp.	163,000	632,117
Feng Hsin Steel Co. Ltd.	385,918	999,450
First Copper Technology Co. Ltd.(c)	200,000	269,735
Gloria Material Technology Corp.	497,000	744,448
Hsin Kuang Steel Co. Ltd.	220,000	410,092
TA Chen Stainless Pipe	1,601,638	1,827,730
Tung Ho Steel Enterprise Corp.	492,700	1,203,683
YC INOX Co. Ltd.	370,263	274,895
Yieh Phui Enterprise Co. Ltd.	508,831	240,921
		16,379,953
Turkey — 0.3%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(c)	23,288	258,702
Eregli Demir ve Celik Fabrikalari TAS	1,279,090	1,814,722
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	285,097	150,280
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(c)	675,335	455,380
Kocaer Celik Sanayi Ve Ticaret A/S	176,952	233,083
Koza Anadolu Metal Madencilik Isletmeleri AS(c)	158,828	291,113
		3,203,280
United Kingdom — 16.8%
Anglo American PLC	1,176,864	34,329,970
Antofagasta PLC	364,589	8,901,969
Atalaya Mining PLC	91,735	466,241
Central Asia Metals PLC	164,576	408,500
Glencore PLC	9,603,348	50,667,709
Hill & Smith PLC	74,292	2,105,596
Rio Tinto PLC	1,043,532	65,791,950
		162,671,935
United States — 19.0%
Alcoa Corp.	168,790	5,418,159
Alcoa Corp., NVS(d)	49,936	1,609,748
Alpha Metallurgical Resources Inc.	10,333	2,471,137
Arch Resources Inc.	15,763	2,150,546
ATI Inc.(c)(d)	115,431	7,373,732
Carpenter Technology Corp.	43,779	6,337,886
Century Aluminum Co.(c)	52,646	755,997
Cleveland-Cliffs Inc.(c)(d)	441,669	5,768,197
Commercial Metals Co.	106,768	5,721,697
Compass Minerals International Inc.	31,488	278,039
Freeport-McMoRan Inc.	1,330,388	58,909,581
Haynes International Inc.	12,010	722,281
Ivanhoe Electric Inc.(c)(d)	68,883	486,314
Kaiser Aluminum Corp.	14,760	1,100,358
Materion Corp.	19,189	2,226,692
Security	Shares	Value
United States (continued)
Metallus Inc.(c)	36,900	$599,994
MP Materials Corp.(c)(d)	115,488	1,489,795
Nucor Corp.	221,891	33,707,462
Olympic Steel Inc.	9,348	374,855
Radius Recycling Inc.	24,108	364,995
Ramaco Resources Inc., Class A	27,580	336,200
Reliance Inc.	53,370	15,298,510
Ryerson Holding Corp.	29,048	581,541
Steel Dynamics Inc.	138,251	16,522,377
SunCoke Energy Inc.	77,736	696,515
U.S. Steel Corp.	208,116	7,889,677
Warrior Met Coal Inc.	48,260	2,958,821
Worthington Steel Inc.	30,012	1,062,425
		183,213,531
Total Common Stocks — 98.8% (Cost: $1,097,473,167)		954,391,650
Preferred Stocks
Brazil — 0.7%
Bradespar SA, Preference Shares, NVS	232,870	804,475
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	146,124	211,306
Gerdau SA, Preference Shares, NVS	1,283,632	4,167,969
Metalurgica Gerdau SA, Preference Shares, NVS	630,975	1,174,412
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	430,447	475,818
		6,833,980
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(b)(c)	96,000	11
Total Preferred Stocks — 0.7% (Cost: $6,888,461)		6,833,991
Total Long-Term Investments — 99.5% (Cost: $1,104,361,628)		961,225,641
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	26,035,461	26,051,082
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(f)(g)	1,100,000	1,100,000
Total Short-Term Securities — 2.8% (Cost: $27,142,369)		27,151,082
Total Investments — 102.3% (Cost: $1,131,503,997)		988,376,723
Liabilities in Excess of Other Assets — (2.3)%		(21,926,300)
Net Assets — 100.0%		$966,450,423

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Metals & Mining Producers ETF

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,074,638	$968,172 (a)	$—	$5,546	$2,726	$26,051,082	26,035,461	$270,197 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	300,000 (a)	—	—	—	1,100,000	1,100,000	112,402	—
				$5,546	$2,726	$27,151,082		$382,599	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	15	09/20/24	$1,434	$18,304
MSCI Emerging Markets Index	66	09/20/24	3,630	81,156
				$99,460
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$99,460	$—	$—	$—	$99,460

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
18

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Metals & Mining Producers ETF

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(284,804)	$—	$—	$—	$(284,804)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$218,834	$—	$—	$—	$218,834
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,509,078
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$312,686,567	$641,306,311	$398,772	$954,391,650
Preferred Stocks	6,833,980	—	11	6,833,991
Short-Term Securities
Money Market Funds	27,151,082	—	—	27,151,082
	$346,671,629	$641,306,311	$398,783	$988,376,723
Derivative Financial Instruments(a)
Assets
Equity Contracts	$99,460	$—	$—	$99,460

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
19
2024 iShares Annual Financial Statements

Schedule of Investments
August 31, 2024
iShares® MSCI Global Silver and Metals Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 67.8%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	130,402	$10,624,524
Aya Gold & Silver Inc.(a)	926,652	10,293,459
Calibre Mining Corp.(a)(b)	801,457	1,355,932
Dundee Precious Metals Inc.	173,803	1,693,343
Eldorado Gold Corp.(a)	139,121	2,402,215
Endeavour Silver Corp.(a)(b)	2,056,896	6,318,814
First Majestic Silver Corp.	1,854,483	10,389,453
Fortuna Mining Corp.(a)	2,198,527	10,130,859
Kinross Gold Corp.	605,774	5,474,958
Lundin Gold Inc.	97,237	1,953,182
MAG Silver Corp.(a)	778,642	10,180,442
New Gold Inc.(a)	946,098	2,386,920
Orla Mining Ltd.(a)	282,776	1,191,829
Osisko Mining Inc.(a)	377,862	1,348,656
Pan American Silver Corp.	2,464,885	49,786,050
Seabridge Gold Inc.(a)	80,087	1,409,018
Silvercorp Metals Inc.	1,747,487	6,652,030
SilverCrest Metals Inc.(a)	1,184,066	9,822,920
SSR Mining Inc.	231,836	1,207,649
Wheaton Precious Metals Corp.	173,502	10,723,097
		155,345,350
Japan — 3.3%
ARE Holdings Inc.	592,000	7,515,254
Mexico — 6.1%
Industrias Penoles SAB de CV(a)	1,167,511	14,010,665
Peru — 0.8%
Cia. de Minas Buenaventura SAA, Class A, ADR	149,505	1,853,862
South Africa — 1.5%
Harmony Gold Mining Co. Ltd.	356,784	3,494,631
Security	Shares	Value
United Kingdom — 0.5%
Hochschild Mining PLC(a)	475,746	$1,076,967
United States — 19.9%
Coeur Mining Inc.(a)(b)	349,194	2,144,051
Gatos Silver Inc.(a)(b)	369,011	4,642,159
Hecla Mining Co.	3,712,032	22,012,350
Newmont Corp.	316,406	16,892,916
		45,691,476
Total Long-Term Investments — 99.9% (Cost: $217,342,492)		228,988,205
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	3,909,992	3,912,338
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	280,000	280,000
Total Short-Term Securities — 1.8% (Cost: $4,191,426)		4,192,338
Total Investments — 101.7% (Cost: $221,533,918)		233,180,543
Liabilities in Excess of Other Assets — (1.7)%		(3,856,056)
Net Assets — 100.0%		$229,324,487

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,566,447	$—	$(6,656,877)(a)	$1,636	$1,132	$3,912,338	3,909,992	$210,624 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	220,000 (a)	—	—	—	280,000	280,000	6,583	—
				$1,636	$1,132	$4,192,338		$217,207	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
20

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	1	09/19/24	$208	$15,451
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$15,451	$—	$—	$—	$15,451

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$7,981	$—	$—	$—	$7,981
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$9,133	$—	$—	$—	$9,133
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$479,174
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$216,901,353	$12,086,852	$—	$228,988,205
Short-Term Securities
Money Market Funds	4,192,338	—	—	4,192,338
	$221,093,691	$12,086,852	$—	$233,180,543
21
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Global Silver and Metals Miners ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,451	$—	$—	$15,451

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
22

Statements of Assets and Liabilities
August 31, 2024

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$107,075,329	$101,407,345	$548,208,319	$961,225,641
Investments, at value—affiliated(c)	275,352	495,074	3,810,134	27,151,082
Cash	6,177	284,061	7,641	—
Cash pledged for futures contracts	—	43,000	33,000	176,000
Foreign currency collateral pledged for futures contracts(d)	12,159	—	—	—
Foreign currency, at value(e)	113,791	313,933	472,866	2,197,939
Receivables:
Investments sold	437,484	598,594	15,495,787	2,800,869
Securities lending income—affiliated	216	778	2,781	10,777
Dividends—unaffiliated	191,538	592,544	1,042,357	4,970,607
Dividends—affiliated	642	322	818	5,315
From custodian	128,231	256,894	—	355,719
Tax reclaims	17,279	16,464	—	148,528
Variation margin on futures contracts	241	2,072	4,628	7,866
Total assets	108,258,439	104,011,081	569,078,331	999,050,343
LIABILITIES
Bank overdraft	—	—	—	462,915
Bank borrowings	—	500,178	—	—
Collateral on securities loaned, at value	213,710	493,704	3,640,853	26,041,051
Payables:
Investments purchased	498,564	721,074	15,044,546	3,460,451
Capital shares redeemed	—	—	—	126,345
Deferred foreign capital gain tax	236,323	238,406	—	2,124,152
Foreign taxes	—	—	—	64,986
Investment advisory fees	34,876	33,199	186,581	317,367
IRS compliance fee for foreign withholding tax claims	—	49,167	—	—
Professional fees	—	2,422	—	2,653
Total liabilities	983,473	2,038,150	18,871,980	32,599,920
Commitments and contingent liabilities
NET ASSETS	$107,274,966	$101,972,931	$550,206,351	$966,450,423
NET ASSETS CONSIST OF
Paid-in capital	$156,005,141	$89,998,312	$575,173,229	$1,294,973,821
Accumulated earnings (loss)	(48,730,175)	11,974,619	(24,966,878)	(328,523,398)
NET ASSETS	$107,274,966	$101,972,931	$550,206,351	$966,450,423
NET ASSET VALUE
Shares outstanding	2,900,000	3,950,000	17,050,000	24,600,000
Net asset value	$36.99	$25.82	$32.27	$39.29
Shares authorized	500 million	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$136,841,849	$80,017,033	$460,953,512	$1,104,361,628
(b) Securities loaned, at value	$202,874	$444,407	$3,416,071	$24,628,656
(c) Investments, at cost—affiliated	$275,293	$494,793	$3,808,636	$27,142,369
(d) Foreign currency collateral pledged, at cost	$11,957	$—	$—	$—
(e) Foreign currency, at cost	$113,069	$313,123	$460,813	$2,198,800
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities (continued)
August 31, 2024

iShares MSCI Global Silver and Metals Miners ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$228,988,205
Investments, at value—affiliated(c)	4,192,338
Cash	6,251
Foreign currency collateral pledged for futures contracts(d)	11,131
Foreign currency, at value(e)	183,039
Receivables:
Investments sold	10,003,567
Securities lending income—affiliated	2,266
Dividends—unaffiliated	152,786
Dividends—affiliated	261
Tax reclaims	8,894
Variation margin on futures contracts	1,365
Total assets	243,550,103
LIABILITIES
Collateral on securities loaned, at value	3,918,939
Payables:
Investments purchased	10,228,269
Capital shares redeemed	3,401
Investment advisory fees	75,007
Total liabilities	14,225,616
Commitments and contingent liabilities
NET ASSETS	$229,324,487
NET ASSETS CONSIST OF
Paid-in capital	$295,308,320
Accumulated loss	(65,983,833)
NET ASSETS	$229,324,487
NET ASSET VALUE
Shares outstanding	18,500,000
Net asset value	$12.40
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$217,342,492
(b) Securities loaned, at value	$3,682,537
(c) Investments, at cost—affiliated	$4,191,426
(d) Foreign currency collateral pledged, at cost	$10,908
(e) Foreign currency, at cost	$181,625
See notes to financial statements.
Statements of Assets and Liabilities
24

Statements of Operations
Year Ended August 31, 2024

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,390,204	$4,489,158	$10,501,077	$41,856,830
Dividends—affiliated	8,743	11,194	16,251	112,402
Interest—unaffiliated	3,849	2,503	1,089	25,110
Securities lending income—affiliated—net	12,436	6,688	14,471	270,197
Other income—unaffiliated	—	2,937	—	5,954
Foreign taxes withheld	(202,659)	(208,653)	(892,450)	(1,666,082)
Foreign withholding tax claims	—	102,378	—	19,567
IRS compliance fee for foreign withholding tax claims	—	(49,167)	—	—
Other foreign taxes	—	—	—	(24,103)
Total investment income	3,212,573	4,357,038	9,640,438	40,599,875
EXPENSES
Investment advisory	566,562	423,016	1,721,026	4,662,573
Commitment costs	1,043	543	—	12,162
Professional	—	10,537	—	7,414
Interest expense	—	407	757	11,204
Total expenses	567,605	434,503	1,721,783	4,693,353
Net investment income	2,644,968	3,922,535	7,918,655	35,906,522
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(4,977,043)	239,190	(19,597,262)	(27,707,591)
Investments—affiliated	952	(5)	1,564	5,546
Foreign currency transactions	(37,955)	(10,613)	630	(482,498)
Futures contracts	37,921	45,578	2,721	(284,804)
In-kind redemptions—unaffiliated(b)	(15,349,357)	11,073,733	20,530,323	32,485,453
	(20,325,482)	11,347,883	937,976	4,016,106
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	4,903,142	(8,910,366)	170,229,243	(39,267,703)
Investments—affiliated	(178)	123	534	2,726
Foreign currency translations	21,097	3,796	7,165	61,570
Futures contracts	(2,895)	(9,776)	33,442	218,834
	4,921,166	(8,916,223)	170,270,384	(38,984,573)
Net realized and unrealized gain (loss)	(15,404,316)	2,431,660	171,208,360	(34,968,467)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,759,348)	$6,354,195	$179,127,015	$938,055
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(70,727)	$(58,351)	$—	$(1,107,117)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(203,182)	$(167,440)	$—	$(1,212,570)
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Statements of Operations (continued)
Year Ended August 31, 2024

iShares MSCI Global Silver and Metals Miners ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,292,131
Dividends—affiliated	6,583
Interest—unaffiliated	337
Securities lending income—affiliated—net	210,624
Foreign taxes withheld	(260,727)
Total investment income	2,248,948
EXPENSES
Investment advisory	727,516
Interest expense	168
Total expenses	727,684
Net investment income	1,521,264
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(17,478,820)
Investments—affiliated	1,636
Foreign currency transactions	(13,190)
Futures contracts	7,981
In-kind redemptions—unaffiliated(a)	2,509,660
(14,972,733)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	62,019,645
Investments—affiliated	1,132
Foreign currency translations	38,182
Futures contracts	9,133
62,068,092
Net realized and unrealized gain	47,095,359
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,616,623
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
26

Statements of Changes in Net Assets

	iShares MSCI Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,644,968	$5,610,919	$3,922,535	$5,325,889
Net realized gain (loss)	(20,325,482)	759,779	11,347,883	4,873,125
Net change in unrealized appreciation (depreciation)	4,921,166	(22,265,000)	(8,916,223)	3,046,607
Net increase (decrease) in net assets resulting from operations	(12,759,348)	(15,894,302)	6,354,195	13,245,621
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,575,318)	(5,196,045)	(4,418,592)	(5,942,443)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(88,547,923)	(58,924,507)	(17,803,865)	(11,821,581)
NET ASSETS
Total decrease in net assets	(104,882,589)	(80,014,854)	(15,868,262)	(4,518,403)
Beginning of year	212,157,555	292,172,409	117,841,193	122,359,596
End of year	$107,274,966	$212,157,555	$101,972,931	$117,841,193

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
27
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,918,655	$8,255,113	$35,906,522	$65,062,202
Net realized gain (loss)	937,976	(9,558,248)	4,016,106	6,107,918
Net change in unrealized appreciation (depreciation)	170,270,384	81,191,443	(38,984,573)	86,922,319
Net increase in net assets resulting from operations	179,127,015	79,888,308	938,055	158,092,439
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,152,067)	(8,857,577)	(45,696,582)	(62,569,236)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,987,051)	(47,177,046)	(452,237,783)	144,932,238
NET ASSETS
Total increase (decrease) in net assets	163,987,897	23,853,685	(496,996,310)	240,455,441
Beginning of year	386,218,454	362,364,769	1,463,446,733	1,222,991,292
End of year	$550,206,351	$386,218,454	$966,450,423	$1,463,446,733

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
28

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Silver and Metals Miners ETF
	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,521,264	$1,613,889
Net realized loss	(14,972,733)	(16,614,124)
Net change in unrealized appreciation (depreciation)	62,068,092	36,994,225
Net increase in net assets resulting from operations	48,616,623	21,993,990
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,586,649)	(871,745)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,255,408	(9,878,284)
NET ASSETS
Total increase in net assets	62,285,382	11,243,961
Beginning of year	167,039,105	155,795,144
End of year	$229,324,487	$167,039,105

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
29
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Agriculture Producers ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$40.03	$43.28	$39.82	$28.60	$26.88
Net investment income(a)	0.68	0.87	0.86	0.60	0.49
Net realized and unrealized gain (loss)(b)	(2.80)	(3.31)	3.25	11.11	1.73
Net increase (decrease) from investment operations	(2.12)	(2.44)	4.11	11.71	2.22
Distributions from net investment income(c)	(0.92)	(0.81)	(0.65)	(0.49)	(0.50)
Net asset value, end of year	$36.99	$40.03	$43.28	$39.82	$28.60
Total Return(d)
Based on net asset value	(5.23)%	(5.70)%	10.43%	41.16%	8.41%
Ratios to Average Net Assets(e)
Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.82%	2.09%	2.00%	1.60%	1.84%
Supplemental Data
Net assets, end of year (000)	$107,275	$212,158	$292,172	$85,612	$27,175
Portfolio turnover rate(f)	7%	12%	10%	6%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$25.07	$23.53	$15.86	$12.04	$17.97
Net investment income(a)	0.92 (b)	1.07 (b)	1.01	0.58	0.68
Net realized and unrealized gain (loss)(c)	0.84	1.65	7.51	3.76	(5.61)
Net increase (decrease) from investment operations	1.76	2.72	8.52	4.34	(4.93)
Distributions from net investment income(d)	(1.01)	(1.18)	(0.85)	(0.52)	(1.00)
Net asset value, end of year	$25.82	$25.07	$23.53	$15.86	$12.04
Total Return(e)
Based on net asset value	7.23%(b)	11.94%(b)	54.58%	36.41%	(28.92)%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.39%	0.39%	0.39%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	0.39%	N/A	N/A	N/A
Net investment income	3.62%(b)	4.47%(b)	4.85%	4.01%	4.62%
Supplemental Data
Net assets, end of year (000)	$101,973	$117,841	$122,360	$80,086	$49,985
Portfolio turnover rate(g)	8%	8%	12%	8%	12%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2024 and
August 31, 2023 respectively:
• Net investment income per share by $0.02 and $0.01, respectively.
• Total return by 0.10% and 0.03%, respectively.
• Ratio of net investment income to average net assets by 0.08% and 0.02%, respectively.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$22.65	$18.35	$26.96	$35.13	$24.01
Net investment income(a)	0.45	0.45	0.56	0.49	0.17
Net realized and unrealized gain (loss)(b)	9.64	4.34	(8.61)	(8.20)	11.11
Net increase (decrease) from investment operations	10.09	4.79	(8.05)	(7.71)	11.28
Distributions from net investment income(c)	(0.47)	(0.49)	(0.56)	(0.46)	(0.16)
Net asset value, end of year	$32.27	$22.65	$18.35	$26.96	$35.13
Total Return(d)
Based on net asset value	45.12%	26.12%	(30.42)%	(22.12)%	47.22%
Ratios to Average Net Assets(e)
Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.79%	2.00%	2.16%	1.63%	0.66%
Supplemental Data
Net assets, end of year (000)	$550,206	$386,218	$362,365	$558,142	$572,625
Portfolio turnover rate(f)	18%	16%	25%	12%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
32

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$40.26	$36.62	$45.61	$27.79	$25.60
Net investment income(a)	1.23 (b)	1.83	2.67	2.13	1.04
Net realized and unrealized gain (loss)(c)	(0.67)	3.66	(8.08)	16.86	2.26
Net increase (decrease) from investment operations	0.56	5.49	(5.41)	18.99	3.30
Distributions from net investment income(d)	(1.53)	(1.85)	(3.58)	(1.17)	(1.11)
Net asset value, end of year	$39.29	$40.26	$36.62	$45.61	$27.79
Total Return(e)
Based on net asset value	1.20%(b)	14.96%	(12.69)%	68.77%	13.00%
Ratios to Average Net Assets(f)
Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.00%(b)	4.50%	6.23%	5.11%	4.03%
Supplemental Data
Net assets, end of year (000)	$966,450	$1,463,447	$1,222,991	$1,106,060	$297,394
Portfolio turnover rate(g)	11%	13%	19%	17%	11%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2024:
• Net investment income per share by $0.00.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
33
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Silver and Metals Miners ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$9.71	$8.61	$13.92	$17.29	$10.84
Net investment income(a)	0.09	0.09	0.12	0.10	0.04
Net realized and unrealized gain (loss)(b)	2.69	1.06	(5.31)	(2.93)	6.62
Net increase (decrease) from investment operations	2.78	1.15	(5.19)	(2.83)	6.66
Distributions from net investment income(c)	(0.09)	(0.05)	(0.12)	(0.54)	(0.21)
Net asset value, end of year	$12.40	$9.71	$8.61	$13.92	$17.29
Total Return(d)
Based on net asset value	28.67%	13.41%	(37.54)%	(16.69)%	62.71%
Ratios to Average Net Assets(e)
Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	0.82%	0.89%	0.94%	0.63%	0.35%
Supplemental Data
Net assets, end of year (000)	$229,324	$167,039	$155,795	$267,328	$250,656
Portfolio turnover rate(f)	25%	26%	38%	31%	66%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
34

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver and Metals Miners	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
35
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements
36

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Agriculture Producers
BNP Paribas SA	$56,839	$(56,839)	$—	$—
Goldman Sachs & Co. LLC	7,022	(7,022)	—	—
State Street Bank & Trust Co.	26,116	(26,116)	—	—
UBS AG	13,578	(13,578)	—	—
Wells Fargo Securities LLC	99,319	(99,319)	—	—
	$202,874	$(202,874)	$—	$—
MSCI Global Energy Producers
Barclays Bank PLC	$112,524	$(112,524)	$—	$—
Barclays Capital, Inc.	111,301	(111,301)	—	—
BNP Paribas SA	14,634	(14,634)	—	—
Goldman Sachs & Co. LLC	55,351	(55,351)	—	—
Morgan Stanley	122,412	(122,412)	—	—
Scotia Capital (USA), Inc.	28,185	(28,185)	—	—
	$444,407	$(444,407)	$—	$—
MSCI Global Gold Miners
Barclays Capital, Inc.	$122,712	$(122,712)	$—	$—
BofA Securities, Inc.	2,746,479	(2,746,479)	—	—
State Street Bank & Trust Co.	546,880	(546,880)	—	—
	$3,416,071	$(3,416,071)	$—	$—
37
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Global Metals & Mining Producers
Barclays Capital, Inc.	$707,484	$(707,484)	$—	$—
BofA Securities, Inc.	1,191,379	(1,191,379)	—	—
Citigroup Global Markets, Inc.	8,583,572	(8,583,572)	—	—
J.P. Morgan Securities LLC	6,625,548	(6,625,548)	—	—
Macquarie Bank Ltd.	272,065	(272,065)	—	—
Morgan Stanley	3,281,818	(3,281,818)	—	—
National Financial Services LLC	344,952	(344,952)	—	—
Natixis SA	484,498	(484,498)	—	—
Scotia Capital (USA), Inc.	195,058	(195,058)	—	—
State Street Bank & Trust Co.	546,525	(546,525)	—	—
UBS AG	2,330,367	(2,330,367)	—	—
Wells Fargo Bank N.A.	65,390	(65,390)	—	—
	$24,628,656	$(24,628,656)	$—	$—
MSCI Global Silver and Metals Miners
BNP Paribas SA	$187,442	$(187,442)	$—	$—
BofA Securities, Inc.	3,181,623	(3,181,623)	—	—
Goldman Sachs & Co. LLC	313,472	(313,472)	—	—
	$3,682,537	$(3,682,537)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares MSCI Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For year ended August 31, 2024, there were no fees waived by BFA pursuant to these arrangements.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Agriculture Producers	$2,477
MSCI Global Energy Producers	1,613
MSCI Global Gold Miners	4,421
MSCI Global Metals & Mining Producers	63,180
MSCI Global Silver and Metals Miners	45,475
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Agriculture Producers	$995,585	$787,768	$(346,335)
MSCI Global Energy Producers	809,122	691,030	68,563
MSCI Global Gold Miners	6,799,565	6,286,772	(1,156,296)
MSCI Global Metals & Mining Producers	438,795	6,246,889	(494,716)
MSCI Global Silver and Metals Miners	2,668,021	844,217	(293,167)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
39
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Agriculture Producers	$9,732,151	$23,108,652
MSCI Global Energy Producers	8,440,337	9,824,505
MSCI Global Gold Miners	78,151,850	77,301,807
MSCI Global Metals & Mining Producers	125,772,696	212,405,346
MSCI Global Silver and Metals Miners	46,600,530	46,174,274
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Agriculture Producers	$—	$75,912,513
MSCI Global Energy Producers	8,078,174	24,455,568
MSCI Global Gold Miners	49,890,113	58,373,904
MSCI Global Metals & Mining Producers	172,555,293	540,243,744
MSCI Global Silver and Metals Miners	24,353,520	9,141,695
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Agriculture Producers	$(16,041,040)	$16,041,040
MSCI Global Energy Producers	11,023,916	(11,023,916)
MSCI Global Gold Miners	19,100,866	(19,100,866)
MSCI Global Metals & Mining Producers	30,920,238	(30,920,238)
MSCI Global Silver and Metals Miners	2,165,861	(2,165,861)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Agriculture Producers
Ordinary income	$3,575,318	$5,196,045
MSCI Global Energy Producers
Ordinary income	$4,418,592	$5,942,443
MSCI Global Gold Miners
Ordinary income	$8,152,067	$8,857,577
MSCI Global Metals & Mining Producers
Ordinary income	$45,696,582	$62,569,236
Notes to Financial Statements
40

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Global Silver and Metals Miners
Ordinary income	$1,586,649	$871,745
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Agriculture Producers	$415,122	$(17,551,604)	$(31,593,693)	$(48,730,175)
MSCI Global Energy Producers	1,017,843	(9,040,731)	19,997,507	11,974,619
MSCI Global Gold Miners	1,952,377	(107,148,865)	80,229,610	(24,966,878)
MSCI Global Metals & Mining Producers	6,582,036	(165,971,568)	(169,133,866)	(328,523,398)
MSCI Global Silver and Metals Miners	1,466,103	(76,248,951)	8,799,015	(65,983,833)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Agriculture Producers	$138,712,175	$5,011,741	$(36,373,235)	$(31,361,494)
MSCI Global Energy Producers	81,665,946	25,152,180	(4,915,707)	20,236,473
MSCI Global Gold Miners	471,846,997	113,039,193	(32,820,211)	80,218,982
MSCI Global Metals & Mining Producers	1,155,413,117	100,967,308	(268,003,702)	(167,036,394)
MSCI Global Silver and Metals Miners	224,406,149	27,605,668	(18,815,823)	8,789,845
9. LINE OF CREDIT
The iShares MSCI Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended August 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Agriculture Producers	$250,000	$5,519	6.44%
MSCI Global Energy Producers	500,000	2,732	6.43
MSCI Global Metals & Mining Producers	4,800,000	171,311	6.43
41
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
Notes to Financial Statements
42

Notes to Financial Statements  (continued)
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Agriculture Producers
Shares sold	—	$—	850,000	$36,503,951
Shares redeemed	(2,400,000)	(88,547,923)	(2,300,000)	(95,428,458)
	(2,400,000)	$(88,547,923)	(1,450,000)	$(58,924,507)
MSCI Global Energy Producers
Shares sold	400,000	$10,638,628	—	$—
Shares redeemed	(1,150,000)	(28,442,493)	(500,000)	(11,821,581)
	(750,000)	$(17,803,865)	(500,000)	$(11,821,581)
MSCI Global Gold Miners
Shares sold	1,900,000	$51,706,604	3,200,000	$79,037,668
Shares redeemed	(1,900,000)	(58,693,655)	(5,900,000)	(126,214,714)
	—	$(6,987,051)	(2,700,000)	$(47,177,046)
MSCI Global Metals & Mining Producers
Shares sold	4,850,000	$215,694,745	10,250,000	$438,068,874
Shares redeemed	(16,600,000)	(667,932,528)	(7,300,000)	(293,136,636)
	(11,750,000)	$(452,237,783)	2,950,000	$144,932,238
MSCI Global Silver and Metals Miners
Shares sold	2,100,000	$24,421,903	600,000	$5,690,863
Shares redeemed	(800,000)	(9,166,495)	(1,500,000)	(15,569,147)
	1,300,000	$15,255,408	(900,000)	$(9,878,284)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
43
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Global Metals & Mining Producers ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
The iShares MSCI Global Energy Producers ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years' U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements
44

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Inc., hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI Agriculture Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Silver and Metals Miners ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
45
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI Agriculture Producers	$2,846,911
MSCI Global Energy Producers	3,945,744
MSCI Global Gold Miners	10,230,079
MSCI Global Metals & Mining Producers	34,051,361
MSCI Global Silver and Metals Miners	2,280,004
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Global Gold Miners	$7,897,065	$759,757
MSCI Global Metals & Mining Producers	38,854,636	2,726,401
MSCI Global Silver and Metals Miners	1,848,877	299,025
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
MSCI Agriculture Producers	56.02%
MSCI Global Energy Producers	48.45%
MSCI Global Gold Miners	27.77%
MSCI Global Metals & Mining Producers	8.00%
MSCI Global Silver and Metals Miners	14.76%
Important Tax Information
46

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
47
2024 iShares Annual Financial Statements

Additional Information (continued)
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
48

Board Review and Approval of Investment Advisory Contract
iShares MSCI Agriculture Producers ETF, iShares MSCI Global Energy Producers ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver and Metals Miners ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
49
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
50

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
51
2024 iShares Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report
52

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares MSCI Russia ETF | ERUS |

2

Schedule of Investments
August 31, 2024
iShares® MSCI Russia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 0.4%
Sberbank of Russia PJSC(a)(b)	18,835,860	$2,078
TCS Group Holding PLC, GDR(a)(b)	289,152	32
VTB Bank PJSC(a)(b)	1,661,569	—
		2,110
Broadline Retail — 0.0%
Ozon Holdings PLC, ADR(a)(b)	106,824	12
Capital Markets — 0.1%
Moscow Exchange MICEX-RTS PJSC(a)(b)	4,737,800	523
Chemicals — 0.0%
PhosAgro PJSC(a)(b)	148,802	16
PhosAgro PJSC, New(a)(b)	2,875	29
PhosAgro PJSC, GDR(a)(b)	2	—
		45
Consumer Staples Distribution & Retail — 0.0%
X5 Retail Group NV, GDR(a)(b)	374,475	42
Electric Utilities — 2.9%
Inter RAO UES PJSC(a)(b)	136,938,300	15,106
Interactive Media & Services — 0.0%
VK Co. Ltd.(a)(b)	393,252	43
Yandex NV(a)(b)	361,376	40
		83
Metals & Mining — 0.4%
Alrosa PJSC(a)(b)	7,486,250	826
GMK Norilskiy Nickel PAO(a)(b)	9,643,700	11
Novolipetsk Steel PJSC(a)(b)	4,388,590	484
Polyus PJSC(a)(b)	89,129	10
Severstal PAO(a)(b)	604,068	66
United Co. RUSAL International PJSC(a)(b)	5,811,330	641
		2,038
Oil, Gas & Consumable Fuels — 1.1%
Gazprom PJSC(a)(b)	24,553,290	2,709
LUKOIL PJSC(a)(b)	856,438	94
Novatek PJSC(a)(b)	1,250,860	138
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Rosneft Oil Co. PJSC(a)(b)	2,566,222	$283
Surgutneftegas PJSC(a)(b)	21,799,946	2,405
Tatneft PJSC(a)(b)	3,516,781	388
		6,017
Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC(a)(b)	2,776,444	306
Total Common Stocks — 5.0% (Cost: $429,809,826)		26,282
Preferred Stocks
Oil, Gas & Consumable Fuels — 0.4%
Surgutneftegas PJSC, Preference Shares, NVS(a)(b)	21,745,700	2,399
Total Preferred Stocks — 0.4% (Cost: $11,913,762)		2,399
Total Long-Term Investments — 5.4% (Cost: $441,723,588)		28,681
Short-Term Securities
Money Market Funds — 92.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	490,000	490,000
Total Short-Term Securities — 92.5% (Cost: $490,000)		490,000
Total Investments — 97.9% (Cost: $442,213,588)		518,681
Other Assets Less Liabilities — 2.1%		11,221
Net Assets — 100.0%		$529,902

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$450,000	$40,000 (a)	$—	$—	$—	$490,000	490,000	$89,678	$—

(a)	Represents net amount purchased (sold).
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI Russia ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$—	$26,282	$26,282
Preferred Stocks	—	—	2,399	2,399
Short-Term Securities
Money Market Funds	490,000	—	—	490,000
	$490,000	$—	$28,681	$518,681
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of August 31, 2023	$25,825	$2,268	$28,093
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(15,739,747)	—	(15,739,747)
Net change in unrealized appreciation (depreciation)(a)(b)	23,728,445	131	23,728,576
Purchases	—	—	—
Sales	(7,988,241)	—	(7,988,241)
Closing balance, as of August 31, 2024	$26,282	$2,399	$28,681
Net change in unrealized appreciation (depreciation) on investment still held at August 31, 2024	$565	$131	$696
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024 is gen-
erally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.
Schedule of Investments
4

Statement of Assets and Liabilities
August 31, 2024

iShares MSCI Russia ETF
ASSETS
Investments, at value—unaffiliated(a)	$28,681
Investments, at value—affiliated(b)	490,000
Cash	8,733
Foreign currency, at value(c)	296
Receivables:
Dividends—affiliated	2,192
Total assets	529,902
Commitments and contingent liabilities
NET ASSETS	$529,902
NET ASSETS CONSIST OF
Paid-in capital	$606,656,063
Accumulated loss	(606,126,161)
NET ASSETS	$529,902
NET ASSET VALUE
Shares outstanding	13,750,000
Net asset value	$0.04
Shares authorized	1 billion
Par value	$0.001
(a) Investments, at cost—unaffiliated	$441,723,588
(b) Investments, at cost—affiliated	$490,000
(c) Foreign currency, at cost	$272
See notes to financial statements.
5
2024 iShares Annual Financial Statements

Statement of Operations
Year Ended August 31, 2024

iShares MSCI Russia ETF
INVESTMENT INCOME
Dividends—affiliated	$89,678
Interest—unaffiliated	792
Total investment income	90,470
EXPENSES
Investment advisory	10,049
Total expenses	10,049
Less:
Investment advisory fees waived	(10,049)
Total expenses after fees waived	—
Net investment income	90,470
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(15,739,747)
(15,739,747)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	23,728,576
Foreign currency translations	6
23,728,582
Net realized and unrealized gain	7,988,835
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,079,305
See notes to financial statements.
Statement of Operations
6

Statements of Changes in Net Assets

	iShares MSCI Russia ETF
	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$90,470	$19,157
Net realized loss	(15,739,747)	—
Net change in unrealized appreciation (depreciation)	23,728,582	(16,024)
Net increase in net assets resulting from operations	8,079,305	3,133
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(90,470)	—
Liquidating distribution	(7,947,037)	—
Decrease in net assets resulting from distributions to shareholders	(8,037,507)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—
NET ASSETS
Total increase in net assets	41,798	3,133
Beginning of year	488,104	484,971
End of year	$529,902	$488,104

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
7
2024 iShares Annual Financial Statements

Statement of Cash Flows
Year Ended August 31, 2024

iShares MSCI Russia ETF
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$8,079,305
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments(a)	7,988,241
Net purchases of short-term securities	(40,000)
Net realized (gain) loss on investments	15,739,747
Net change in unrealized (appreciation) depreciation on investments	(23,728,576)
(Increase) decrease in assets:
Receivables:
Dividends—affiliated	(136)
Net cash provided by operating activities	8,038,581
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(8,037,507)
Net cash used for financing activities	(8,037,507)
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	$1,074
Restricted and unrestricted cash and foreign currency at beginning of year	7,955
Restricted and unrestricted cash and foreign currency at end of year	$9,029
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$8,733
Foreign currency, at value	296
$9,029

(a)	Excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
8

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$0.04	$0.04	$45.29	$34.87	$37.81
Net investment income(a)	0.01	0.00 (b)	0.86	2.05	1.87
Net realized and unrealized gain (loss)	0.57	(0.00)(b)	(44.38)(c)	10.24 (c)	(1.99)(c)
Net increase (decrease) from investment operations	0.58	0.00 (b)	(43.52)	12.29	(0.12)
Distributions(d)
From net investment income	(0.01)	—	(1.70)	(1.87)	(2.82)
Liquidating distribution	(0.57)	—	(0.03)	—	—
Total distributions	(0.58)	—	(1.73)	(1.87)	(2.82)
Net asset value, end of year	$0.04	$0.04	$0.04	$45.29	$34.87
Total Return(e)
Based on net asset value	8,908.28%(f)	0.64%	(99.85)%	36.07%	(1.28)%
Ratios to Average Net Assets(g)
Total expenses	0.59%	0.59%	0.58%	0.57%	0.59%
Total expenses after fees waived(h)	0.00%	0.00%	0.50%	0.57%	0.59%
Net investment income	5.33%	3.94%	4.01%	5.26%	4.97%
Supplemental Data
Net assets, end of year (000)	$530	$488	$485	$586,497	$467,203
Portfolio turnover rate(i)	0%	0%	7%	25%	30%
(a) Based on average shares outstanding.
(b) Rounds to less than $0.01.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value with all other local Russian equities and
Russian exposed ADR and GDR securities. See Plan of Liquidation section in the Notes to the Financial Statements for more information.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund which was applied to management fees starting with February 1, 2022 for the year ended August 31, 2022,  August 31, 2023 and August 31, 2024.

(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
9
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI Russia	Non-diversified
2. PLAN OF LIQUIDATION
Russia launched a large-scale invasion of Ukraine on February 24, 2022, creating circumstances that have significantly impacted the Fund's operations. The United States, and many other countries, imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, including banning Russia from global payment systems that facilitate cross-border payments. In response, the Russian government imposed capital controls to restrict movements of capital from entering and exiting the country and has closed trading sessions for local Russian equities to non-residents. In addition, trading of depository receipts for Russian-based companies halted on primary trading platforms subsequent to Russia’s invasion.
The consequences of Russia's invasion and unprecedented market and policy responses of various governments and regulators precipitated the absence of a functioning or orderly market to facilitate the liquidation and repatriation of securities for any Russian-based company held by the Fund. As a result, the fair value of Russian securities and currency experienced significant declines.
Additionally, since February 24, 2022, the following events occurred: (i) the Fund suspended new creations of its shares; (ii) NYSE Arca, Inc. announced a trading halt of the Fund; (iii) BFA wrote down the value of all Russian equity securities to a nominal investment value; (iv) BFA implemented a voluntary waiver of its investment advisory fee for the Fund; (v) Russia signed into law a requirement of Russian issuers to terminate deposit agreements related to their depository receipt program, with holders receiving local shares of most Russian issuers in place of the depository receipts; (vi) the Fund was removed as a borrower from the line of credit facility as the trading halt by NYSE Arca, Inc. resulted in technical default under the Syndicated Credit Agreement; (vii) the Fund’s underlying index, the MSCI Russia 25/50 Index, was discontinued by the index provider, (viii) the Fund suspended redemptions pursuant to an order of the SEC; (ix) NYSE Arca, Inc. delisted the Fund.
On June 15, 2022, the Board unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the SEC, due to the discontinuation of the MSCI Russia 25/50 Index and ongoing restrictions relating to Russian securities. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund.  On August 17, 2022, the Fund made an initial liquidating distribution to shareholders of available cash, less a reserve estimated to meet the Fund’s expected transaction costs associated with the liquidation.
The Fund participated in a tender offer on Magnit PJSC, in which proceeds from the shares tendered were booked into the Fund's net asset value ("NAV") on November 20, 2023. On March 4, 2024 and March 13, 2024, the Fund sold all shares of Polymetal International PLC.  On December 21, 2023 and June 11, 2024, the Fund made a liquidating distribution to shareholders of available cash, less a reserve estimated to the meet the Fund's expected transaction costs associated with the liquidation.
BFA intends to recommend to the Board that the Fund remain in liquidation through December 31, 2025, to allow the Fund to sell its securities, if conditions permit. There are no assurances that the securities will become liquid during that time. If the Fund's Russian securities have not been sold or are unable to be converted as of the date the Fund is terminated, the Fund's remaining portfolio assets will be permanently written off, in each case as determined by BFA and approved by the Board. The Fund may be terminated sooner if all of the Russian securities have been sold before that date (or they cease to represent valid interests in their issuers). While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund's investment objective and prior investment strategies. As a result of the delisting by NYSE Arca, Inc. the Fund is no longer considered an exchange-traded fund.
3. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is
Notes to Financial Statements
10

Notes to Financial Statements  (continued)
recognized daily on an accrual basis. Certain Russian securities held by the Fund declared dividends during the period, however there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not accrued any investment income associated with these Russian securities.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. On December 21, 2023 and June 11, 2024, the Fund made a liquidating distribution to shareholders of available cash, less a reserve estimated to the meet the Fund's expected transaction costs associated with the liquidation.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement, war or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
During the period, the Valuation Committee determined that the local Russian equities and Russian exposed ADR and GDR securities did not have a market for which the Fund could transact and deemed them illiquid.  As of August 31, 2024, the securities are being fair valued at a nominal value using a discount of 99% or higher due to illiquidity and uncertainty measures.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
11
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Expense Waivers: Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund, which was applied to management fees for the year ended August 31, 2024.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended August 31, 2024, the amount waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI Russia	$10,049
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Sales
MSCI Russia	$7,988,241
Notes to Financial Statements
12

Notes to Financial Statements  (continued)
There were no in-kind transactions for the year ended August 31, 2024.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
MSCI Russia
Ordinary income	$90,470	$—
Liquidating distribution	7,947,037	—
	$8,037,507	$—
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Russia	$(151,792,207)	$(454,333,954)	$(606,126,161)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Russia	$454,852,659	$—	$(454,333,978)	$(454,333,978)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience
13
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia's stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but have been, and may continue to be, significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia's economy and Russian issuers of securities in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
9. CAPITAL SHARE TRANSACTIONS
On March 1, 2022, the Fund suspended new creations of its shares. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund. Refer to Note 2 for more information.
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
The Fund was able to dispose of certain Russian investments in accordance with applicable sanctions laws after the period ended, resulting in proceeds of $38,294,776  and a realized loss from investments - unaffiliated of $(208,036,138). This transaction involved a limited number of securities and does not affect the reported value of the remaining holdings.
Notes to Financial Statements
14

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of iShares MSCI Russia ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares MSCI Russia ETF (one of the funds constituting iShares, Inc., referred to hereafter as the "Fund") as of August 31, 2024, the related statements of operations and cash flows for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter
As discussed in Note 2 to the financial statements, due to the Russia invasion of Ukraine, the Board unanimously voted to close and liquidate the Fund, and management is in process of executing its liquidation plan.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
15
2024 iShares Annual Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
16

Board Review and Approval of Investment Advisory Contract
iShares MSCI Russia ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The Independent Board Members additionally considered factors unique to the Fund, including:  (i) that the Fund is currently in the process of liquidation, subject to a Board-approved Plan of Liquidation, SEC exemptive relief and other relevant law and regulation; and (ii) BFA began voluntarily waiving management fees paid pursuant to Advisory Agreement beginning on March 3, 2022, which was applied to management fees from February 1, 2022 to present. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
17
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the nature of the Fund’s advisory fee structure, and the Fund’s expenses generally borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
Board Review and Approval of Investment Advisory Contract
18

Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
19
2024 iShares Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report
20

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024

2024 Annual Financial Statements

iShares, Inc.
• iShares Frontier and Select EM ETF | FM | NYSE Arca
• iShares MSCI World ETF | URTH | NYSE Arca

2

Schedule of Investments
August 31, 2024
iShares® Frontier and Select EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Bangladesh — 0.5%
Bangladesh Export Import Co. Ltd.(a)	2,818,819	$1,205,782
Nigeria — 1.3%
Afriland Properties PLC(b)	8,020	10
Dangote Cement PLC(a)	11,858,887	2,912,957
		2,912,967
Oman — 0.0%
Nizwa Sukuk Co., NVS(a)(b)	146,530	4
Vietnam — 0.1%
Vndirect Securities Corp.(b)	161,747	100,878
Total Long-Term Investments — 1.9% (Cost: $7,673,921)		4,219,631
Short-Term Securities
Money Market Funds — 95.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(c)(d)	212,570,000	212,570,000
Total Short-Term Securities — 95.9% (Cost: $212,570,000)		212,570,000
Total Investments — 97.8% (Cost: $220,243,921)		216,789,631
Other Assets Less Liabilities — 2.2%		4,828,699
Net Assets — 100.0%		$221,618,330

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,598 (b)	$—	$(1,598)	$—	$—	—	$3,724 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	212,570,000 (b)	—	—	—	212,570,000	212,570,000	3,055,462	—
				$(1,598)	$—	$212,570,000		$3,059,186	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Frontier and Select EM ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	357	09/20/24	$19,635	$259,407
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EGP	284,000,000	USD	5,163,636	Bank of America N.A.	01/27/25	$368,113
USD	4,939,130	EGP	284,000,000	Citibank N.A.	01/27/25	(592,619)
						$(224,506)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$259,407	$—	$—	$—	$259,407
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$368,113	$—	$—	$368,113
	$—	$—	$259,407	$368,113	$—	$—	$627,520
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$592,619	$—	$—	$592,619

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$446,228	$—	$—	$—	$446,228
Forward foreign currency exchange contracts	—	—	—	(1,996,059)	—	—	(1,996,059)
	$—	$—	$446,228	$(1,996,059)	$—	$—	$(1,549,831)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$959,483	$—	$—	$—	$959,483
Forward foreign currency exchange contracts	—	—	—	(3,423,252)	—	—	(3,423,252)
	$—	$—	$959,483	$(3,423,252)	$—	$—	$(2,463,769)
Schedule of Investments
4

Schedule of Investments (continued)
August 31, 2024
iShares® Frontier and Select EM ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$16,310,371
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,581,818
Average amounts sold — in USD	$3,704,348
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$259,407	$—
Forward foreign currency exchange contracts	368,113	592,619
Total derivative assets and liabilities in the Statement of Assets and Liabilities	627,520	592,619
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(259,407)	—
Total derivative assets and liabilities subject to an MNA	$368,113	$592,619
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$368,113	$—	$(368,113)	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Citibank N.A.	$592,619	$—	$—	$(510,000)	$82,619

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$100,888	$4,118,743	$4,219,631
Short-Term Securities
Money Market Funds	212,570,000	—	—	212,570,000
	$212,570,000	$100,888	$4,118,743	$216,789,631
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® Frontier and Select EM ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$259,407	$—	$—	$259,407
Foreign Currency Exchange Contracts	—	368,113	—	368,113
Liabilities
Foreign Currency Exchange Contracts	—	(592,619)	—	(592,619)
	$259,407	$(224,506)	$—	$34,901

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Assets	Common Stocks
Opening balance, as of August 31, 2023	$ —
Transfers into Level 3(a)	7,733,655
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(10,829)
Net change in unrealized appreciation (depreciation)(a)(b)	(3,573,294)
Purchases	—
Sales	(30,789)
Closing balance, as of August 31, 2024	$4,118,743
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024(b)	$(3,573,294)
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 instruments as of period end. The table does not include Level 3 instruments with values based upon unadjusted third party pricing information in the amount of $4. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$4,118,739	Income	Discount Rate	30%	-
		Market	Revenue Multiple	4.00x	-
			EBITDA Multiple	7.03x	-
$4,118,739
(a) A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.9%
Ampol Ltd.	12,375	$242,122
ANZ Group Holdings Ltd.	160,666	3,297,724
APA Group	62,793	321,789
Aristocrat Leisure Ltd.	30,756	1,135,246
ASX Ltd.	9,873	408,750
BHP Group Ltd.	274,722	7,564,089
BlueScope Steel Ltd.	26,023	362,551
Brambles Ltd.	73,772	909,408
CAR Group Ltd.	18,816	482,911
Cochlear Ltd.	3,776	766,617
Coles Group Ltd.	68,045	863,897
Commonwealth Bank of Australia	89,880	8,465,103
Computershare Ltd.	27,944	537,232
CSL Ltd.	26,163	5,433,387
Dexus	53,639	260,698
Endeavour Group Ltd./Australia	95,094	342,881
Fortescue Ltd.	93,198	1,148,151
Goodman Group	91,422	2,062,466
GPT Group (The)	96,816	320,416
Insurance Australia Group Ltd.	131,203	670,492
James Hardie Industries PLC(a)	22,919	854,948
Lottery Corp. Ltd. (The)	114,516	385,663
Macquarie Group Ltd.	20,000	2,911,066
Medibank Pvt Ltd.	142,696	372,534
Mineral Resources Ltd.	8,724	235,474
Mirvac Group	199,066	273,349
National Australia Bank Ltd.	166,762	4,297,811
Northern Star Resources Ltd.	58,029	592,515
Orica Ltd.	30,559	366,558
Origin Energy Ltd.	90,701	611,521
Pilbara Minerals Ltd.(b)	169,838	340,029
Pro Medicus Ltd.(b)	3,069	314,049
Qantas Airways Ltd.(a)	48,779	220,690
QBE Insurance Group Ltd.	76,418	814,920
Ramsay Health Care Ltd.	10,012	281,055
REA Group Ltd.	2,699	399,778
Reece Ltd.	15,274	281,956
Rio Tinto Ltd.	20,234	1,514,849
Santos Ltd.	160,322	781,630
Scentre Group	259,427	601,118
SEEK Ltd.	17,382	270,658
Seven Group Holdings Ltd.	10,578	293,851
Sonic Healthcare Ltd.	23,294	435,876
South32 Ltd.	239,119	503,560
Stockland	128,990	435,612
Suncorp Group Ltd.	65,789	785,692
Telstra Group Ltd.	213,134	566,109
Transurban Group	166,009	1,517,206
Treasury Wine Estates Ltd.	42,756	329,852
Vicinity Ltd.	201,528	301,552
Washington H Soul Pattinson & Co. Ltd.	11,285	263,154
Wesfarmers Ltd.	60,905	2,987,790
Westpac Banking Corp.	186,506	3,932,132
WiseTech Global Ltd.	10,054	810,143
Woodside Energy Group Ltd.	100,933	1,849,017
Woolworths Group Ltd.	64,315	1,551,475
Xero Ltd.(a)	7,953	771,349
		69,652,471
Austria — 0.1%
Erste Group Bank AG	17,567	961,525
Security	Shares	Value
Austria (continued)
OMV AG	7,536	$328,689
Verbund AG	3,484	296,148
voestalpine AG	6,077	148,280
		1,734,642
Belgium — 0.2%
Ageas SA/NV	8,847	454,760
Anheuser-Busch InBev SA/NV	48,007	2,946,290
Argenx SE(a)	3,296	1,703,247
D'ieteren Group	1,194	289,860
Elia Group SA/NV	1,696	185,940
Groupe Bruxelles Lambert NV	5,768	445,375
KBC Group NV	12,853	1,000,825
Lotus Bakeries NV	19	239,021
Sofina SA	754	183,744
Syensqo SA	3,793	312,328
UCB SA	6,430	1,164,556
Warehouses De Pauw CVA	7,820	209,298
		9,135,244
Canada — 3.0%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	27,165	2,213,273
Air Canada(a)	9,412	107,833
Alimentation Couche-Tard Inc.	41,482	2,367,982
AltaGas Ltd.	14,635	374,875
ARC Resources Ltd.	35,578	658,417
Bank of Montreal	38,028	3,180,452
Bank of Nova Scotia (The)	63,944	3,191,862
Barrick Gold Corp.	95,244	1,923,043
BCE Inc.	3,897	136,517
Brookfield Asset Management Ltd., Class A	17,902	729,816
Brookfield Corp., Class A	73,948	3,720,309
Brookfield Renewable Corp., Class A	7,184	204,914
BRP Inc.	1,786	129,532
CAE Inc.(a)	16,458	294,440
Cameco Corp.	24,683	1,007,174
Canadian Apartment Properties REIT	4,489	174,477
Canadian Imperial Bank of Commerce	50,159	2,931,416
Canadian National Railway Co.	29,336	3,456,583
Canadian Natural Resources Ltd.	114,814	4,155,847
Canadian Pacific Kansas City Ltd.	49,180	4,082,489
Canadian Tire Corp. Ltd., Class A, NVS	2,972	338,825
Canadian Utilities Ltd., Class A, NVS	6,763	170,624
CCL Industries Inc., Class B, NVS	7,860	449,384
Cenovus Energy Inc.	73,501	1,362,958
CGI Inc.(a)	11,154	1,256,641
Constellation Software Inc./Canada	1,094	3,572,407
Descartes Systems Group Inc. (The)(a)	5,016	505,787
Dollarama Inc.	14,791	1,498,142
Element Fleet Management Corp.	23,946	496,635
Emera Inc.	15,726	592,212
Empire Co. Ltd., NVS	8,762	244,333
Enbridge Inc.	117,177	4,714,382
Fairfax Financial Holdings Ltd.	1,176	1,419,734
First Quantum Minerals Ltd.	39,643	499,196
FirstService Corp.	2,056	370,619
Fortis Inc./Canada	26,560	1,168,707
Franco-Nevada Corp.	10,297	1,257,355
George Weston Ltd.	3,005	488,752
GFL Environmental Inc.	11,164	483,789
Gildan Activewear Inc.	11,049	503,565
Great-West Lifeco Inc.	15,498	509,451
Hydro One Ltd.(c)	17,226	585,555
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
iA Financial Corp. Inc.	5,543	$426,033
IGM Financial Inc.	4,484	132,026
Imperial Oil Ltd.	10,385	782,160
Intact Financial Corp.	9,533	1,794,127
Ivanhoe Mines Ltd., Class A(a)(b)	31,842	424,592
Keyera Corp.	11,577	346,799
Kinross Gold Corp.	65,803	594,725
Loblaw Companies Ltd.	8,872	1,157,873
Lundin Mining Corp.	34,835	361,365
Magna International Inc.	14,674	616,729
Manulife Financial Corp.	97,626	2,695,554
MEG Energy Corp.(a)	15,006	298,862
Metro Inc./CN	12,516	786,261
National Bank of Canada	17,158	1,572,249
Northland Power Inc.	787	12,048
Nutrien Ltd.	26,761	1,296,101
Onex Corp.	3,953	279,304
Open Text Corp.	13,784	438,584
Pan American Silver Corp.	19,011	383,987
Parkland Corp.	8,006	216,658
Pembina Pipeline Corp.	30,995	1,248,632
Power Corp. of Canada	31,302	960,905
Quebecor Inc., Class B	8,866	220,194
RB Global Inc.	9,472	816,012
Restaurant Brands International Inc.	15,937	1,107,247
RioCan REIT	575	7,957
Rogers Communications Inc., Class B, NVS	18,112	734,210
Royal Bank of Canada	75,475	9,127,678
Saputo Inc.	12,911	287,124
Shopify Inc., Class A(a)	65,344	4,839,524
Stantec Inc.	5,781	473,453
Sun Life Financial Inc.	30,015	1,636,109
Suncor Energy Inc.	70,175	2,846,262
TC Energy Corp.	55,424	2,567,110
Teck Resources Ltd., Class B	24,176	1,157,628
TELUS Corp.	22,406	361,948
TFI International Inc.	4,259	630,325
Thomson Reuters Corp.	8,825	1,511,510
TMX Group Ltd.	14,099	449,758
Toromont Industries Ltd.	4,222	378,042
Toronto-Dominion Bank (The)	95,904	5,746,483
Tourmaline Oil Corp.	18,056	822,914
West Fraser Timber Co. Ltd.	3,148	278,558
Wheaton Precious Metals Corp.	24,893	1,538,484
WSP Global Inc.	6,725	1,121,091
		113,015,499
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	184	267,617
AP Moller - Maersk A/S, Class B, NVS	259	387,280
Carlsberg A/S, Class B	5,105	599,722
Coloplast A/S, Class B	7,114	968,613
Danske Bank A/S	34,464	1,075,699
Demant A/S(a)	5,585	236,147
DSV A/S	9,626	1,720,227
Genmab A/S(a)	3,635	1,010,939
Novo Nordisk A/S, Class B	173,317	24,075,489
Novonesis (Novozymes) B, Class B	19,307	1,340,435
Orsted A/S(a)(c)	9,691	560,047
Pandora A/S	5,067	887,502
Rockwool A/S, Class B	444	192,651
Tryg A/S	18,444	411,369
Vestas Wind Systems A/S(a)	55,419	1,266,211
Security	Shares	Value
Denmark (continued)
Zealand Pharma A/S(a)	3,153	$415,404
		35,415,352
Finland — 0.3%
Elisa OYJ	7,258	363,453
Fortum OYJ	22,847	364,296
Kesko OYJ, Class B	13,708	277,725
Kone OYJ, Class B	17,286	932,381
Metso OYJ	34,462	349,651
Neste OYJ	21,546	502,759
Nokia OYJ	307,912	1,357,368
Nordea Bank Abp	167,172	1,975,224
Orion OYJ, Class B	5,473	290,212
Sampo OYJ, Class A	25,347	1,130,002
Stora Enso OYJ, Class R	29,866	385,798
UPM-Kymmene OYJ	29,866	1,006,688
Wartsila OYJ Abp	25,052	552,535
		9,488,092
France — 2.9%
Accor SA	8,847	373,032
Aeroports de Paris SA	1,468	192,222
Air Liquide SA	31,206	5,824,537
Airbus SE	31,782	4,882,174
Alstom SA(a)	19,577	399,164
Amundi SA(c)	3,164	237,604
ArcelorMittal SA	27,288	639,293
Arkema SA	3,088	286,498
AXA SA	97,181	3,698,622
BioMerieux	2,110	244,182
BNP Paribas SA	54,550	3,773,090
Bollore SE	46,275	304,912
Bouygues SA	11,768	420,771
Bureau Veritas SA	15,111	497,467
Capgemini SE	8,746	1,811,853
Carrefour SA	32,045	516,253
Cie de Saint-Gobain SA	25,704	2,246,165
Cie Generale des Etablissements Michelin SCA	37,053	1,454,864
Covivio SA/France	2,712	150,958
Credit Agricole SA	63,495	994,646
Danone SA	34,813	2,419,049
Dassault Aviation SA	1,248	268,885
Dassault Systemes SE	36,465	1,425,044
Edenred SE	12,744	536,386
Eiffage SA	4,226	443,583
Engie SA	99,394	1,750,553
EssilorLuxottica SA	15,758	3,736,753
Eurazeo SE	2,054	161,804
Eurofins Scientific SE	6,985	398,706
Euronext NV(c)	4,483	478,759
Gecina SA	2,337	256,811
Getlink SE	22,743	410,159
Hermes International SCA	1,678	4,016,225
Ipsen SA	1,899	230,282
Kering SA	3,779	1,083,646
Klepierre SA	11,001	328,395
La Francaise des Jeux SAEM(c)	4,989	203,390
Legrand SA	13,588	1,521,904
L'Oreal SA	12,878	5,650,281
LVMH Moet Hennessy Louis Vuitton SE	14,827	11,035,980
Orange SA	101,626	1,159,139
Pernod Ricard SA	11,092	1,579,259
Publicis Groupe SA	11,651	1,285,028
Schedule of Investments
8

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Renault SA	10,018	$475,176
Rexel SA	11,966	301,929
Safran SA	18,574	4,070,228
Sanofi SA	61,336	6,884,235
Sartorius Stedim Biotech	1,408	286,073
Schneider Electric SE	29,324	7,480,550
SEB SA	1,410	146,823
Societe Generale SA	36,789	889,298
Sodexo SA	4,480	398,651
STMicroelectronics NV	35,546	1,146,218
Teleperformance SE	3,008	327,763
Thales SA	5,394	906,251
TotalEnergies SE	115,031	7,913,186
Unibail-Rodamco-Westfield, New	6,475	517,767
Veolia Environnement SA	36,943	1,223,848
Vinci SA	27,382	3,272,554
Vivendi SE	40,253	451,553
		106,020,431
Germany — 2.1%
adidas AG	8,804	2,258,783
Allianz SE, Registered	21,312	6,620,704
BASF SE	48,134	2,446,586
Bayer AG, Registered	53,038	1,637,643
Bayerische Motoren Werke AG	16,914	1,569,688
Bechtle AG	4,232	182,361
Beiersdorf AG	5,123	740,786
Brenntag SE	7,869	585,165
Carl Zeiss Meditec AG, Bearer	2,072	152,108
Commerzbank AG	60,862	902,387
Continental AG	5,524	373,514
Covestro AG(a)(c)	9,494	581,994
CTS Eventim AG & Co. KGaA	3,334	314,049
Daimler Truck Holding AG	29,637	1,139,320
Delivery Hero SE, Class A(a)(b)(c)	8,308	261,642
Deutsche Bank AG, Registered	106,220	1,737,887
Deutsche Boerse AG	10,142	2,280,137
Deutsche Lufthansa AG, Registered	33,866	219,998
Deutsche Post AG, Registered	54,892	2,382,618
Deutsche Telekom AG, Registered	187,841	5,344,639
E.ON SE	122,167	1,731,859
Evonik Industries AG	13,653	302,954
Fresenius Medical Care AG & Co. KGaA	10,482	404,640
Fresenius SE & Co. KGaA(a)	24,073	888,943
GEA Group AG	7,874	370,439
Hannover Rueck SE	3,056	867,031
Heidelberg Materials AG	7,366	782,394
Henkel AG & Co. KGaA	5,307	441,301
Infineon Technologies AG	68,909	2,528,904
Knorr-Bremse AG	3,707	304,827
LEG Immobilien SE	3,716	358,854
Mercedes-Benz Group AG	40,301	2,777,748
Merck KGaA	7,114	1,388,357
MTU Aero Engines AG	2,775	830,850
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,290	3,944,204
Nemetschek SE	2,945	308,380
Puma SE	5,392	232,708
Qiagen NV, NVS	11,615	534,266
Rational AG	249	251,339
Rheinmetall AG	2,358	1,416,569
RWE AG	32,643	1,177,513
SAP SE	55,957	12,279,389
Security	Shares	Value
Germany (continued)
Scout24 SE(c)	4,673	$356,479
Siemens AG, Registered	40,611	7,639,151
Siemens Energy AG(a)	33,459	966,333
Siemens Healthineers AG(c)	15,608	909,641
Symrise AG, Class A	7,432	980,714
Talanx AG(a)	3,312	285,353
Vonovia SE	40,313	1,393,425
Zalando SE(a)(c)	11,377	294,974
		78,681,548
Hong Kong — 0.4%
AIA Group Ltd.	608,200	4,283,357
BOC Hong Kong Holdings Ltd.	206,500	648,187
CK Asset Holdings Ltd.	111,000	446,703
CK Hutchison Holdings Ltd.	146,500	803,077
CK Infrastructure Holdings Ltd.	42,500	314,411
CLP Holdings Ltd.	84,000	749,480
Futu Holdings Ltd., ADR(a)	2,947	187,311
Galaxy Entertainment Group Ltd.	102,000	393,481
Hang Seng Bank Ltd.	42,300	509,351
Henderson Land Development Co. Ltd.	83,000	257,872
HKT Trust & HKT Ltd., Class SS	210,000	266,638
Hong Kong & China Gas Co. Ltd.	664,589	539,582
Hong Kong Exchanges & Clearing Ltd.	59,900	1,827,741
Hongkong Land Holdings Ltd.(b)	64,000	240,141
Jardine Matheson Holdings Ltd.	9,000	324,360
Link REIT	140,360	659,624
MTR Corp. Ltd.	95,000	333,990
Power Assets Holdings Ltd.	71,500	497,634
Sands China Ltd.(a)	110,800	200,767
Sino Land Co. Ltd.	118,000	126,192
SITC International Holdings Co. Ltd.	42,000	98,924
Sun Hung Kai Properties Ltd.	77,500	752,946
Swire Pacific Ltd., Class A	28,500	241,914
Techtronic Industries Co. Ltd.	81,500	1,092,002
WH Group Ltd.(c)	464,500	336,888
Wharf Holdings Ltd. (The)	52,000	136,115
Wharf Real Estate Investment Co. Ltd.	75,000	217,787
		16,486,475
Ireland — 0.2%
AIB Group PLC	94,628	569,840
Bank of Ireland Group PLC	55,447	636,948
CRH PLC	37,126	3,369,927
Kerry Group PLC, Class A	8,169	820,360
Kingspan Group PLC	7,958	692,917
Smurfit WestRock PLC	12,532	591,016
Smurfit WestRock PLC	14,340	680,003
		7,361,011
Israel — 0.2%
Azrieli Group Ltd.	2,147	146,354
Bank Hapoalim BM	60,307	601,210
Bank Leumi Le-Israel BM	79,957	773,146
Check Point Software Technologies Ltd.(a)	5,392	1,037,960
CyberArk Software Ltd.(a)(b)	2,477	710,255
Elbit Systems Ltd.	1,373	282,743
Global-e Online Ltd.(a)(b)	4,727	162,703
ICL Group Ltd.	36,510	167,093
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	60,101	333,520
Mizrahi Tefahot Bank Ltd.	7,261	278,075
Monday.com Ltd.(a)	2,012	534,971
Nice Ltd.(a)	3,236	563,938
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR(a)	58,640	$1,106,537
Wix.com Ltd.(a)	2,783	463,703
		7,162,211
Italy — 0.7%
Amplifon SpA	6,451	208,607
Banco BPM SpA	63,710	434,365
Davide Campari-Milano NV	37,067	342,713
DiaSorin SpA	1,235	142,481
Enel SpA	443,593	3,371,616
Eni SpA	120,053	1,953,650
Ferrari NV	6,864	3,410,769
FinecoBank Banca Fineco SpA	35,490	608,884
Generali	56,279	1,553,267
Infrastrutture Wireless Italiane SpA(c)	17,671	211,668
Intesa Sanpaolo SpA	766,210	3,202,282
Leonardo SpA	13,419	342,322
Mediobanca Banca di Credito Finanziario SpA	32,116	543,982
Moncler SpA	12,092	741,842
Nexi SpA(a)(c)	38,434	268,940
Poste Italiane SpA(c)	27,093	377,236
Prysmian SpA	14,548	1,024,665
Recordati Industria Chimica e Farmaceutica SpA	5,369	315,234
Snam SpA	103,309	513,169
Stellantis NV	118,734	1,998,104
Telecom Italia SpA/Milano(a)	518,991	137,360
Tenaris SA, NVS	24,310	357,764
Terna - Rete Elettrica Nazionale	72,032	627,180
UniCredit SpA	79,284	3,295,449
		25,983,549
Japan — 5.8%
Advantest Corp.	41,000	1,887,621
Aeon Co. Ltd.	34,100	854,207
AGC Inc.	8,300	261,868
Aisin Corp.	7,100	249,504
Ajinomoto Co. Inc.	23,600	908,423
ANA Holdings Inc.	4,800	97,027
Asahi Group Holdings Ltd.	26,100	974,199
Asahi Kasei Corp.	76,500	541,776
Asics Corp.	34,300	680,572
Astellas Pharma Inc.	96,400	1,197,958
Bandai Namco Holdings Inc.	29,300	629,463
Bridgestone Corp.	30,400	1,188,351
Brother Industries Ltd.	16,900	315,967
Canon Inc.	49,100	1,686,307
Capcom Co. Ltd.	18,600	406,620
Central Japan Railway Co.	40,700	942,152
Chiba Bank Ltd. (The)	25,400	215,150
Chubu Electric Power Co. Inc.	37,600	469,773
Chugai Pharmaceutical Co. Ltd.	37,900	1,913,286
Concordia Financial Group Ltd.	50,700	287,705
Dai Nippon Printing Co. Ltd.	12,900	465,936
Daifuku Co. Ltd.	16,500	318,556
Dai-ichi Life Holdings Inc.	49,100	1,417,850
Daiichi Sankyo Co. Ltd.	98,100	4,118,004
Daikin Industries Ltd.	14,600	1,865,311
Daito Trust Construction Co. Ltd.	3,100	382,608
Daiwa House Industry Co. Ltd.	30,800	948,595
Daiwa Securities Group Inc.	82,100	610,471
Denso Corp.	100,600	1,561,704
Dentsu Group Inc.	9,600	295,234
Disco Corp.	4,800	1,391,589
Security	Shares	Value
Japan (continued)
East Japan Railway Co.	48,600	$931,755
Eisai Co. Ltd.	14,700	617,001
ENEOS Holdings Inc.	178,500	970,998
FANUC Corp.	49,000	1,446,449
Fast Retailing Co. Ltd.	10,100	3,250,349
Fuji Electric Co. Ltd.	6,900	416,489
FUJIFILM Holdings Corp.	62,100	1,674,811
Fujitsu Ltd.	87,000	1,608,183
Hamamatsu Photonics KK	7,200	192,128
Hankyu Hanshin Holdings Inc.	16,700	513,167
Hikari Tsushin Inc.	1,200	253,439
Hitachi Construction Machinery Co. Ltd.	6,600	162,592
Hitachi Ltd.	248,500	6,130,498
Honda Motor Co. Ltd.	244,800	2,701,429
Hoshizaki Corp.	6,100	197,307
Hoya Corp.	18,800	2,668,222
Hulic Co. Ltd.	21,100	218,610
Ibiden Co. Ltd.	5,300	184,765
Idemitsu Kosan Co. Ltd.	51,200	374,215
Inpex Corp.	49,800	734,113
Isuzu Motors Ltd.	27,000	409,926
ITOCHU Corp.	64,300	3,423,598
Japan Airlines Co. Ltd.	4,200	70,518
Japan Exchange Group Inc.	24,900	577,806
Japan Post Bank Co. Ltd.	78,300	735,901
Japan Post Holdings Co. Ltd.	103,700	1,013,268
Japan Post Insurance Co. Ltd.	11,000	208,412
Japan Real Estate Investment Corp.	56	224,990
Japan Tobacco Inc.	64,600	1,865,017
JFE Holdings Inc.	31,100	431,143
Kajima Corp.	23,100	422,988
Kansai Electric Power Co. Inc. (The)	40,500	719,848
Kao Corp.	23,800	1,066,517
Kawasaki Kisen Kaisha Ltd.	20,400	301,347
KDDI Corp.	82,700	2,790,059
Keisei Electric Railway Co. Ltd.	6,500	205,641
Keyence Corp.	10,200	4,900,279
Kikkoman Corp.	32,600	368,947
Kirin Holdings Co. Ltd.	44,000	664,240
Kobe Bussan Co. Ltd.	7,600	219,362
Kokusai Electric Corp., NVS	7,500	205,803
Komatsu Ltd.	49,300	1,379,534
Konami Group Corp.	4,400	398,840
Kubota Corp.	49,900	702,096
Kyocera Corp.	77,600	961,277
Kyowa Kirin Co. Ltd.	17,900	408,708
Lasertec Corp.	4,200	819,072
LY Corp.	155,700	426,696
M3 Inc.	22,900	222,683
Makita Corp.	11,200	375,340
Marubeni Corp.	80,400	1,386,863
MatsukiyoCocokara & Co.	18,900	305,888
Mazda Motor Corp.	26,600	224,669
McDonald's Holdings Co. Japan Ltd.(b)	4,700	206,441
MEIJI Holdings Co. Ltd.	13,000	322,830
Minebea Mitsumi Inc.	20,600	436,043
Mitsubishi Chemical Group Corp.	77,300	451,758
Mitsubishi Corp.	182,400	3,797,259
Mitsubishi Electric Corp.	103,200	1,738,511
Mitsubishi Estate Co. Ltd.	57,800	994,445
Mitsubishi HC Capital Inc.	44,700	322,870
Mitsubishi Heavy Industries Ltd.	172,400	2,324,357
Schedule of Investments
10

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi UFJ Financial Group Inc.	601,800	$6,349,125
Mitsui & Co. Ltd.	137,900	2,980,604
Mitsui Chemicals Inc.	9,700	259,983
Mitsui Fudosan Co. Ltd.	141,300	1,530,561
Mitsui OSK Lines Ltd.	19,200	692,649
Mizuho Financial Group Inc.	130,290	2,705,598
MonotaRO Co. Ltd.	17,300	273,637
MS&AD Insurance Group Holdings Inc.	69,600	1,604,320
Murata Manufacturing Co. Ltd.	93,700	1,964,001
NEC Corp.	12,300	1,090,097
Nexon Co. Ltd.	24,400	482,169
Nidec Corp.	23,000	937,797
Nintendo Co. Ltd.	55,800	3,034,637
Nippon Building Fund Inc.	82	367,967
Nippon Paint Holdings Co. Ltd.	53,200	337,107
Nippon Prologis REIT Inc.	163	287,145
Nippon Sanso Holdings Corp.	10,000	344,583
Nippon Steel Corp.	46,347	1,057,670
Nippon Telegraph & Telephone Corp.	1,586,600	1,695,752
Nippon Yusen KK	24,000	870,693
Nissan Motor Co. Ltd.	127,600	377,233
Nissin Foods Holdings Co. Ltd.	10,200	266,551
Nitori Holdings Co. Ltd.	3,600	527,506
Nitto Denko Corp.	7,500	628,938
Nomura Holdings Inc.	178,700	1,049,223
Nomura Real Estate Holdings Inc.	3,500	100,821
Nomura Research Institute Ltd.	19,800	666,017
NTT Data Group Corp.	28,400	433,110
Obayashi Corp.	28,900	371,661
Obic Co. Ltd.	3,800	657,679
Olympus Corp.	70,100	1,281,962
Omron Corp.	7,000	290,310
Ono Pharmaceutical Co. Ltd.	20,800	307,493
Oracle Corp./Japan	1,100	99,617
Oriental Land Co. Ltd./Japan	56,200	1,536,932
ORIX Corp.	67,500	1,697,010
Osaka Gas Co. Ltd.	20,900	516,225
Otsuka Corp.	12,400	294,999
Otsuka Holdings Co. Ltd.	21,400	1,261,630
Pan Pacific International Holdings Corp.	22,000	563,171
Panasonic Holdings Corp.	124,300	1,044,360
Rakuten Group Inc.(a)	79,500	565,050
Recruit Holdings Co. Ltd.	79,300	4,945,300
Renesas Electronics Corp.	91,000	1,584,262
Resona Holdings Inc.	119,500	849,828
Ricoh Co. Ltd.	29,500	310,259
Rohm Co. Ltd.	18,900	238,722
SBI Holdings Inc.	17,100	420,835
SCREEN Holdings Co. Ltd.	4,200	318,472
SCSK Corp.	4,600	92,505
Secom Co. Ltd.	10,500	766,160
Seiko Epson Corp.	18,100	338,424
Sekisui Chemical Co. Ltd.	21,000	320,465
Sekisui House Ltd.	28,000	723,714
Seven & i Holdings Co. Ltd.	118,800	1,711,173
SG Holdings Co. Ltd.	19,300	208,907
Shimadzu Corp.	16,900	564,636
Shimano Inc.	4,100	774,617
Shin-Etsu Chemical Co. Ltd.	94,865	4,199,501
Shionogi & Co. Ltd.	14,200	661,465
Shiseido Co. Ltd.	21,700	483,593
Shizuoka Financial Group Inc., NVS	23,000	205,319
Security	Shares	Value
Japan (continued)
SMC Corp.	2,900	$1,344,927
SoftBank Corp.	151,100	2,114,136
SoftBank Group Corp.	55,100	3,198,975
Sompo Holdings Inc.	49,800	1,175,884
Sony Group Corp.	65,600	6,389,052
Subaru Corp.	32,400	621,451
SUMCO Corp.	19,700	227,579
Sumitomo Corp.	52,800	1,255,499
Sumitomo Electric Industries Ltd.	42,000	700,129
Sumitomo Metal Mining Co. Ltd.	13,400	371,358
Sumitomo Mitsui Financial Group Inc.	69,200	4,566,728
Sumitomo Mitsui Trust Holdings Inc.	39,600	986,827
Sumitomo Realty & Development Co. Ltd.	19,000	650,828
Suntory Beverage & Food Ltd.	6,900	253,736
Suzuki Motor Corp.	82,800	973,530
Sysmex Corp.	25,500	494,510
T&D Holdings Inc.	25,700	435,438
Taisei Corp.	9,400	427,109
Takeda Pharmaceutical Co. Ltd.	83,426	2,483,759
TDK Corp.	21,300	1,451,845
Terumo Corp.	70,600	1,312,769
TIS Inc.	14,300	358,373
Toho Co. Ltd./Tokyo	6,100	234,494
Tokio Marine Holdings Inc.	100,600	3,828,281
Tokyo Electric Power Co. Holdings Inc.(a)	96,900	462,189
Tokyo Electron Ltd.	25,000	4,499,507
Tokyo Gas Co. Ltd.	20,900	522,828
Tokyu Corp.	24,600	300,920
Toppan Holdings Inc.	17,600	531,392
Toray Industries Inc.	80,400	415,573
TOTO Ltd.	7,100	246,425
Toyota Industries Corp.	7,500	594,264
Toyota Motor Corp.	553,100	10,560,300
Toyota Tsusho Corp.	33,000	637,699
Trend Micro Inc./Japan	5,700	342,701
Unicharm Corp.	21,800	756,365
West Japan Railway Co.	28,400	541,583
Yakult Honsha Co. Ltd.	14,300	302,123
Yamaha Motor Co. Ltd.	55,000	481,959
Yaskawa Electric Corp.	13,000	433,152
Yokogawa Electric Corp.	16,700	471,038
Zensho Holdings Co. Ltd.	4,400	229,763
ZOZO Inc.	3,600	114,623
		214,785,468
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	22,740	390,835
Adyen NV(a)(c)	1,154	1,703,077
Aegon Ltd.	77,217	472,912
AerCap Holdings NV	10,475	1,020,475
Akzo Nobel NV	9,581	612,931
ASM International NV	2,189	1,490,442
ASML Holding NV	21,513	19,401,152
ASR Nederland NV	8,332	408,335
BE Semiconductor Industries NV	4,011	528,949
Coca-Cola Europacific Partners PLC	10,477	843,294
DSM-Firmenich AG	10,007	1,366,168
EXOR NV, NVS	5,696	635,572
Heineken Holding NV	7,040	530,921
Heineken NV	14,977	1,351,286
IMCD NV	2,979	487,833
ING Groep NV	176,094	3,201,763
InPost SA(a)	10,692	197,546
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
JDE Peet's NV	5,484	$125,462
Koninklijke Ahold Delhaize NV	50,914	1,748,067
Koninklijke KPN NV	211,165	862,437
Koninklijke Philips NV(a)	42,857	1,290,883
NN Group NV	13,970	685,177
OCI NV	4,622	146,681
Prosus NV	79,481	2,946,165
Randstad NV	6,470	312,111
Universal Music Group NV	43,206	1,130,422
Wolters Kluwer NV	13,870	2,371,868
		46,262,764
New Zealand — 0.0%
Auckland International Airport Ltd.	64,687	306,730
Fisher & Paykel Healthcare Corp. Ltd.	31,069	693,486
Mercury NZ Ltd.	36,293	142,161
Meridian Energy Ltd.	67,007	265,579
Spark New Zealand Ltd.	96,722	216,537
		1,624,493
Norway — 0.1%
Aker BP ASA	16,116	386,075
DNB Bank ASA	47,343	1,000,086
Equinor ASA	46,862	1,257,428
Gjensidige Forsikring ASA	10,398	184,143
Kongsberg Gruppen ASA	4,610	487,177
Mowi ASA	25,933	451,157
Norsk Hydro ASA	75,752	422,706
Orkla ASA	38,804	344,971
Salmar ASA	3,611	187,490
Telenor ASA	35,911	445,262
Yara International ASA	8,490	246,759
		5,413,254
Portugal — 0.1%
EDP Renovaveis SA	14,584	233,300
EDP SA	164,410	691,274
Galp Energia SGPS SA	25,923	538,522
Jeronimo Martins SGPS SA	14,599	270,146
		1,733,242
Singapore — 0.3%
CapitaLand Ascendas REIT	223,316	492,342
CapitaLand Integrated Commercial Trust(b)	330,076	536,311
CapitaLand Investment Ltd./Singapore	139,500	289,787
DBS Group Holdings Ltd.(b)	106,400	2,971,145
Genting Singapore Ltd.	313,100	193,228
Grab Holdings Ltd., Class A(a)	97,174	312,900
Keppel Ltd.(b)	73,100	345,625
Oversea-Chinese Banking Corp. Ltd.(b)	181,300	2,020,856
Sea Ltd., ADR(a)	19,264	1,508,564
Sembcorp Industries Ltd.	46,600	176,242
Singapore Airlines Ltd.(b)	93,700	450,989
Singapore Exchange Ltd.	29,800	247,220
Singapore Technologies Engineering Ltd.	114,800	391,441
Singapore Telecommunications Ltd.	429,700	1,030,521
United Overseas Bank Ltd.(b)	65,300	1,569,746
Wilmar International Ltd.(b)	97,300	234,027
		12,770,944
Spain — 0.7%
Acciona SA	1,335	180,001
ACS Actividades de Construccion y Servicios SA	11,809	536,251
Aena SME SA(c)	3,789	762,521
Amadeus IT Group SA	24,326	1,641,420
Banco Bilbao Vizcaya Argentaria SA	315,283	3,349,373
Security	Shares	Value
Spain (continued)
Banco de Sabadell SA	290,678	$623,769
Banco Santander SA	850,351	4,228,384
CaixaBank SA	226,021	1,361,358
Cellnex Telecom SA(c)	28,802	1,112,191
Endesa SA	16,379	345,825
Ferrovial SE	28,280	1,182,483
Grifols SA(a)	15,339	169,024
Iberdrola SA	328,674	4,663,442
Industria de Diseno Textil SA	58,361	3,161,737
Redeia Corp. SA	5,764	109,479
Repsol SA	73,790	1,013,282
Telefonica SA	210,939	954,304
		25,394,844
Sweden — 0.8%
AddTech AB, Class B	13,990	442,217
Alfa Laval AB	16,092	722,001
Assa Abloy AB, Class B	53,939	1,742,665
Atlas Copco AB, Class A	143,662	2,613,663
Atlas Copco AB, Class B	85,695	1,366,558
Beijer Ref AB, Class B	24,089	415,625
Boliden AB	13,718	419,066
Epiroc AB, Class A	33,690	649,749
Epiroc AB, Class B	20,123	357,271
EQT AB	20,129	674,779
Essity AB, Class B	31,853	967,317
Evolution AB(c)	10,241	1,064,558
Fastighets AB Balder, Class B(a)	32,742	256,467
Getinge AB, Class B	11,789	245,358
H & M Hennes & Mauritz AB, Class B	39,175	619,611
Hexagon AB, Class B	109,776	1,123,728
Holmen AB, Class B	3,971	162,447
Husqvarna AB, Class B	21,978	148,576
Industrivarden AB, Class A	5,950	213,856
Industrivarden AB, Class C	8,287	297,657
Indutrade AB	13,636	428,573
Investment AB Latour, Class B	7,746	233,253
Investor AB, Class B	92,418	2,751,787
L E Lundbergforetagen AB, Class B	3,938	215,932
Lifco AB, Class B	12,085	404,355
Nibe Industrier AB, Class B(b)	73,532	363,477
Saab AB, Class B	16,769	396,800
Sagax AB, Class B	13,049	343,283
Sandvik AB	57,400	1,222,814
Securitas AB, Class B	25,548	298,692
Skandinaviska Enskilda Banken AB, Class A	82,848	1,275,842
Skanska AB, Class B	17,568	354,579
SKF AB, Class B	19,707	373,422
Svenska Cellulosa AB SCA, Class B	30,429	422,436
Svenska Handelsbanken AB, Class A	73,666	759,943
Swedbank AB, Class A	46,194	988,134
Swedish Orphan Biovitrum AB(a)	10,070	313,823
Tele2 AB, Class B	26,005	295,045
Telefonaktiebolaget LM Ericsson, Class B	164,582	1,227,815
Telia Co. AB	138,328	428,932
Trelleborg AB, Class B	11,505	449,311
Volvo AB, Class A	10,463	281,649
Volvo AB, Class B	84,927	2,258,248
Volvo Car AB, Class B(a)	30,470	87,265
		30,678,579
Switzerland — 2.6%
ABB Ltd., Registered	84,616	4,865,995
Schedule of Investments
12

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Adecco Group AG, Registered	9,282	$316,466
Alcon Inc.	26,070	2,540,195
Avolta AG, Registered	5,251	204,044
Bachem Holding AG	1,621	155,483
Baloise Holding AG, Registered	2,705	523,214
Banque Cantonale Vaudoise, Registered	1,477	158,203
Barry Callebaut AG, Registered	204	330,221
BKW AG	1,504	282,715
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	634,315
Chocoladefabriken Lindt & Spruengli AG, Registered	6	783,870
Cie Financiere Richemont SA, Class A, Registered	28,533	4,505,460
Clariant AG, Registered	13,031	204,970
EMS-Chemie Holding AG, Registered	404	339,066
Galderma Group AG(a)	2,571	248,919
Geberit AG, Registered	1,814	1,160,366
Givaudan SA, Registered	492	2,527,084
Helvetia Holding AG, Registered	1,974	313,040
Holcim AG	29,530	2,860,659
Julius Baer Group Ltd.	11,011	644,346
Kuehne + Nagel International AG, Registered	2,683	832,558
Logitech International SA, Registered	8,539	775,610
Lonza Group AG, Registered	3,999	2,630,551
Nestle SA, Registered	141,004	15,121,282
Novartis AG, Registered	105,299	12,722,031
Partners Group Holding AG	1,250	1,808,415
Roche Holding AG, Bearer	1,779	646,100
Roche Holding AG, NVS	37,812	12,800,142
Sandoz Group AG	21,961	960,547
Schindler Holding AG, Participation Certificates, NVS	2,438	678,334
Schindler Holding AG, Registered	1,146	309,983
SGS SA	8,183	913,909
SIG Group AG	15,340	324,006
Sika AG, Registered	7,833	2,521,702
Sonova Holding AG, Registered	2,834	990,880
Straumann Holding AG	5,893	873,151
Swatch Group AG (The), Bearer	1,703	356,781
Swatch Group AG (The), Registered	3,159	131,680
Swiss Life Holding AG, Registered	1,561	1,265,444
Swiss Prime Site AG, Registered	4,533	510,406
Swiss Re AG	16,139	2,204,988
Swisscom AG, Registered	1,243	785,788
Temenos AG, Registered	4,028	280,508
UBS Group AG, Registered	176,192	5,429,456
VAT Group AG(c)	1,597	828,529
Zurich Insurance Group AG	7,933	4,604,914
		94,906,326
United Kingdom — 3.8%
3i Group PLC	53,019	2,227,043
Admiral Group PLC	13,687	525,673
Anglo American PLC	65,956	1,923,984
Antofagasta PLC	19,980	487,841
Ashtead Group PLC	22,674	1,614,480
Associated British Foods PLC	18,018	591,075
AstraZeneca PLC	83,286	14,597,155
Auto Trader Group PLC(c)	48,570	545,534
Aviva PLC	145,794	969,639
BAE Systems PLC	162,363	2,919,249
Barclays PLC	801,194	2,422,470
Barratt Developments PLC	73,818	493,944
Berkeley Group Holdings PLC	5,674	373,038
BP PLC	897,777	5,082,560
Security	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	110,955	$4,153,213
BT Group PLC	359,760	661,026
Bunzl PLC	17,066	796,741
Centrica PLC	296,676	503,749
Coca-Cola HBC AG, Class DI	13,733	509,914
Compass Group PLC	91,063	2,878,070
Croda International PLC	7,062	382,613
DCC PLC	4,972	351,293
Diageo PLC	120,320	3,927,751
Endeavour Mining PLC	9,690	205,930
Entain PLC	30,735	261,832
Experian PLC	49,523	2,406,231
Flutter Entertainment PLC(a)	9,586	2,047,678
Glencore PLC	553,272	2,919,089
GSK PLC	221,426	4,822,557
Haleon PLC	363,762	1,832,176
Halma PLC	19,243	661,737
Hargreaves Lansdown PLC	18,003	263,684
Hikma Pharmaceuticals PLC	8,763	229,050
HSBC Holdings PLC	1,015,050	8,922,922
Imperial Brands PLC	46,476	1,333,985
Informa PLC	76,132	838,197
InterContinental Hotels Group PLC	9,335	934,286
Intertek Group PLC	8,193	535,335
J Sainsbury PLC	88,495	341,216
JD Sports Fashion PLC	130,616	238,080
Kingfisher PLC	106,470	400,084
Land Securities Group PLC	35,672	296,150
Legal & General Group PLC	292,876	864,969
Lloyds Banking Group PLC	3,396,402	2,623,827
London Stock Exchange Group PLC	25,732	3,473,368
M&G PLC	131,611	371,938
Melrose Industries PLC	70,263	446,327
Mondi PLC, NVS	22,429	435,126
National Grid PLC	258,769	3,408,576
NatWest Group PLC, NVS	350,453	1,596,552
Next PLC	6,763	906,899
Pearson PLC	38,189	532,204
Persimmon PLC	16,329	353,790
Phoenix Group Holdings PLC	35,466	264,293
Prudential PLC	143,647	1,236,639
Reckitt Benckiser Group PLC	37,489	2,156,800
RELX PLC	100,351	4,684,397
Rentokil Initial PLC	129,035	823,823
Rio Tinto PLC	59,901	3,776,601
Rolls-Royce Holdings PLC(a)	451,011	2,957,004
Sage Group PLC (The)	55,866	743,872
Schroders PLC	37,260	168,661
Segro PLC	70,296	809,320
Severn Trent PLC	15,886	537,854
Shell PLC	342,074	12,120,887
Smith & Nephew PLC	44,525	685,653
Smiths Group PLC	20,093	478,014
Spirax Group PLC	3,690	375,389
SSE PLC	58,419	1,453,011
Standard Chartered PLC	120,061	1,235,354
Taylor Wimpey PLC	199,638	424,155
Tesco PLC	397,332	1,852,499
Unilever PLC	134,479	8,717,762
United Utilities Group PLC	34,511	463,771
Vodafone Group PLC	1,197,119	1,173,420
Whitbread PLC	10,233	389,054
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Wise PLC, Class A(a)	32,072	$297,968
WPP PLC	50,403	482,807
		141,750,858
United States — 71.2%
3M Co.	29,864	4,022,382
A O Smith Corp.	7,100	594,412
Abbott Laboratories	93,687	10,611,927
AbbVie Inc.	95,105	18,670,063
Accenture PLC, Class A	33,550	11,472,423
Adobe Inc.(a)	24,064	13,822,602
Advanced Micro Devices Inc.(a)	86,994	12,923,829
AECOM	6,842	685,158
AES Corp. (The)	40,241	689,328
Aflac Inc.	30,756	3,394,232
Agilent Technologies Inc.	15,471	2,211,115
Air Products and Chemicals Inc.	11,997	3,345,363
Airbnb Inc.(a)	23,818	2,794,090
Akamai Technologies Inc.(a)	8,546	870,325
Albemarle Corp.	6,079	548,630
Albertsons Companies Inc., Class A	19,794	388,358
Alexandria Real Estate Equities Inc.	9,039	1,080,793
Align Technology Inc.(a)	3,822	906,655
Allegion PLC	4,623	641,857
Alliant Energy Corp.	13,431	782,624
Allstate Corp. (The)	13,887	2,623,810
Ally Financial Inc.	13,420	579,610
Alnylam Pharmaceuticals Inc.(a)	6,630	1,741,635
Alphabet Inc., Class A	316,239	51,667,128
Alphabet Inc., Class C, NVS	272,054	44,918,836
Altria Group Inc.	94,408	5,076,318
Amazon.com Inc.(a)	504,031	89,969,534
Amcor PLC	80,442	920,256
Ameren Corp.	14,718	1,214,382
American Electric Power Co. Inc.	27,962	2,804,029
American Express Co.	30,896	7,991,250
American Financial Group Inc./OH	4,167	556,795
American Homes 4 Rent, Class A	16,788	667,659
American International Group Inc.	36,016	2,775,033
American Tower Corp.	25,107	5,625,474
American Water Works Co. Inc.	10,051	1,438,499
Ameriprise Financial Inc.	5,441	2,445,403
AMETEK Inc.	12,489	2,136,243
Amgen Inc.	28,738	9,593,607
Amphenol Corp., Class A	64,844	4,373,728
Analog Devices Inc.	26,538	6,232,184
Annaly Capital Management Inc.	23,758	478,961
Ansys Inc.(a)	4,758	1,529,316
Aon PLC, Class A	10,594	3,641,370
APA Corp.	20,202	575,555
Apollo Global Management Inc.	21,502	2,488,426
Apple Inc.	783,943	179,522,947
Applied Materials Inc.	44,439	8,766,037
AppLovin Corp., Class A(a)	11,067	1,027,792
Aptiv PLC(a)	14,897	1,065,582
Arch Capital Group Ltd.(a)	19,495	2,204,690
Archer-Daniels-Midland Co.	28,898	1,762,489
Ares Management Corp., Class A	9,639	1,411,150
Arista Networks Inc.(a)	14,282	5,046,973
Arthur J Gallagher & Co.	11,867	3,471,928
Aspen Technology Inc.(a)	1,503	351,912
Assurant Inc.	2,687	527,592
AT&T Inc.	387,688	7,714,991
Security	Shares	Value
United States (continued)
Atlassian Corp., NVS(a)	8,317	$1,377,295
Atmos Energy Corp.	7,809	1,020,949
Autodesk Inc.(a)	11,689	3,020,438
Automatic Data Processing Inc.	21,885	6,038,290
AutoZone Inc.(a)(b)	941	2,993,773
AvalonBay Communities Inc.	7,717	1,741,958
Avantor Inc.(a)	37,148	959,904
Avery Dennison Corp.	4,263	945,747
Axon Enterprise Inc.(a)	3,879	1,415,719
Baker Hughes Co., Class A	53,417	1,878,676
Ball Corp.	17,066	1,088,981
Bank of America Corp.	381,741	15,555,946
Bank of New York Mellon Corp. (The)	41,692	2,844,228
Bath & Body Works Inc.	11,010	338,668
Baxter International Inc.	25,722	975,893
Becton Dickinson & Co.	15,456	3,746,689
Bentley Systems Inc., Class B	11,665	600,398
Berkshire Hathaway Inc., Class B(a)	71,273	33,920,246
Best Buy Co. Inc.	10,904	1,094,762
Biogen Inc.(a)	7,992	1,636,441
BioMarin Pharmaceutical Inc.(a)	9,773	891,395
Bio-Rad Laboratories Inc., Class A(a)	1,170	394,664
Bio-Techne Corp.	7,983	590,662
BlackRock Inc.(d)	7,986	7,201,855
Blackstone Inc., NVS	38,084	5,421,638
Block Inc.(a)	29,077	1,921,408
Boeing Co. (The)(a)	31,467	5,467,077
Booking Holdings Inc.	1,827	7,142,163
Booz Allen Hamilton Holding Corp., Class A	7,417	1,177,671
Boston Scientific Corp.(a)	78,472	6,418,225
Bristol-Myers Squibb Co.	110,752	5,532,062
Broadcom Inc.	237,979	38,747,741
Broadridge Financial Solutions Inc.	6,072	1,292,486
Brown & Brown Inc.	12,459	1,309,815
Brown-Forman Corp., Class B	9,739	444,001
Builders FirstSource Inc.(a)	7,217	1,255,758
Bunge Global SA	7,506	760,958
Burlington Stores Inc.(a)	3,482	934,012
BXP Inc.	7,719	580,623
Cadence Design Systems Inc.(a)	14,444	3,884,425
Camden Property Trust	6,067	759,588
Campbell Soup Co.	10,823	538,120
Capital One Financial Corp.	20,037	2,944,036
Cardinal Health Inc.	13,419	1,512,590
Carlisle Companies Inc.	2,447	1,037,039
Carlyle Group Inc. (The)	12,478	500,742
CarMax Inc.(a)	8,441	713,687
Carnival Corp.(a)	55,308	912,582
Carrier Global Corp.	44,346	3,227,502
Catalent Inc.(a)	10,468	638,129
Caterpillar Inc.	26,318	9,371,840
Cboe Global Markets Inc.	5,781	1,187,417
CBRE Group Inc., Class A(a)	16,689	1,921,571
CDW Corp./DE	7,050	1,590,762
Celanese Corp., Class A	5,735	748,991
Celsius Holdings Inc.(a)	7,904	300,589
Cencora Inc.	9,592	2,297,955
Centene Corp.(a)	28,394	2,238,299
CenterPoint Energy Inc.	34,688	946,982
CF Industries Holdings Inc.	9,803	814,531
CH Robinson Worldwide Inc.	5,763	596,528
Charles River Laboratories International Inc.(a)	2,969	587,120
Schedule of Investments
14

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Charles Schwab Corp. (The)	81,620	$5,313,462
Charter Communications Inc., Class A(a)	5,133	1,783,923
Cheniere Energy Inc.	12,715	2,355,581
Chesapeake Energy Corp.	6,379	475,172
Chevron Corp.	93,755	13,871,052
Chipotle Mexican Grill Inc., Class A(a)	73,168	4,103,261
Chord Energy Corp.	3,322	493,084
Chubb Ltd.	20,762	5,900,145
Church & Dwight Co. Inc.	12,660	1,289,801
Cigna Group (The)	15,659	5,665,583
Cincinnati Financial Corp.	8,064	1,105,010
Cintas Corp.	4,865	3,916,909
Cisco Systems Inc.	215,963	10,914,770
Citigroup Inc.	102,858	6,443,025
Citizens Financial Group Inc.	25,815	1,111,336
Clorox Co. (The)	6,337	1,003,210
Cloudflare Inc., Class A(a)	15,709	1,290,337
CME Group Inc.	19,438	4,193,554
CMS Energy Corp.	15,255	1,035,204
CNH Industrial NV	52,211	539,862
Coca-Cola Co. (The)	219,273	15,890,714
Cognizant Technology Solutions Corp., Class A	26,920	2,093,568
Coinbase Global Inc., Class A(a)	9,926	1,820,031
Colgate-Palmolive Co.	41,983	4,471,190
Comcast Corp., Class A	212,796	8,420,338
Conagra Brands Inc.	25,608	798,970
ConocoPhillips	63,260	7,198,355
Consolidated Edison Inc.	18,123	1,840,572
Constellation Brands Inc., Class A	8,582	2,065,773
Constellation Energy Corp.	16,954	3,334,852
Cooper Companies Inc. (The)	10,196	1,078,023
Copart Inc.(a)	45,873	2,429,434
Corning Inc.	44,019	1,842,195
Corpay Inc.(a)	3,905	1,232,223
Corteva Inc.	37,533	2,150,641
CoStar Group Inc.(a)	21,866	1,690,242
Costco Wholesale Corp.	23,770	21,211,873
Coterra Energy Inc.	38,910	946,680
Crowdstrike Holdings Inc., Class A(a)	12,255	3,398,066
Crown Castle Inc.	23,243	2,603,681
Crown Holdings Inc.	6,856	619,851
CSX Corp.	108,880	3,731,318
Cummins Inc.	7,650	2,393,303
CVS Health Corp.	67,939	3,888,828
Danaher Corp.	35,874	9,661,227
Darden Restaurants Inc.	6,052	957,124
Datadog Inc., Class A(a)	14,541	1,690,537
DaVita Inc.(a)	2,671	403,107
Dayforce Inc.(a)(b)	7,358	420,657
Deckers Outdoor Corp.(a)	1,380	1,323,820
Deere & Co.	14,095	5,437,005
Dell Technologies Inc., Class C	14,550	1,681,107
Delta Air Lines Inc.	8,737	371,235
Devon Energy Corp.	32,983	1,476,979
Dexcom Inc.(a)	20,776	1,440,608
Diamondback Energy Inc.	9,598	1,872,666
Dick's Sporting Goods Inc.	3,249	769,883
Digital Realty Trust Inc.	17,021	2,580,554
Discover Financial Services	14,019	1,944,576
DocuSign Inc., Class A(a)	10,120	599,205
Dollar General Corp.	12,037	998,710
Dollar Tree Inc.(a)	11,515	972,902
Security	Shares	Value
United States (continued)
Dominion Energy Inc.	45,094	$2,520,755
Domino's Pizza Inc.	1,868	773,744
DoorDash Inc., Class A(a)	16,435	2,115,349
Dover Corp.	7,526	1,400,062
Dow Inc.	36,682	1,965,422
DR Horton Inc.	16,141	3,046,775
DraftKings Inc., Class A (a)	21,735	749,858
DTE Energy Co.	10,870	1,358,967
Duke Energy Corp.	41,397	4,717,188
DuPont de Nemours Inc.	24,002	2,022,169
Dynatrace Inc.(a)	14,707	744,468
Eastman Chemical Co.	6,079	622,307
Eaton Corp. PLC	21,586	6,625,391
eBay Inc.	27,254	1,610,711
Ecolab Inc.	13,688	3,465,528
Edison International	21,044	1,831,459
Edwards Lifesciences Corp.(a)	31,770	2,222,629
Electronic Arts Inc.	14,543	2,207,918
Elevance Health Inc.	12,499	6,960,568
Eli Lilly & Co.	43,473	41,734,949
EMCOR Group Inc.	2,513	987,760
Emerson Electric Co.	30,268	3,189,945
Enphase Energy Inc.(a)	7,017	849,338
Entegris Inc.	8,351	967,630
Entergy Corp.	11,499	1,387,814
EOG Resources Inc.	30,689	3,953,357
EPAM Systems Inc.(a)	2,851	572,367
EQT Corp.	30,172	1,011,064
Equifax Inc.	6,658	2,044,872
Equinix Inc.	5,114	4,266,917
Equitable Holdings Inc.	18,626	791,978
Equity LifeStyle Properties Inc.	9,316	677,366
Equity Residential	18,486	1,384,232
Erie Indemnity Co., Class A, NVS	1,368	695,259
Essential Utilities Inc.	14,906	581,185
Essex Property Trust Inc.	3,302	996,511
Estee Lauder Companies Inc. (The), Class A	12,607	1,155,558
Everest Group Ltd.	2,227	873,518
Evergy Inc.	12,193	721,094
Eversource Energy	19,373	1,308,259
Exact Sciences Corp.(a)	9,200	567,548
Exelon Corp.	53,184	2,025,779
Expedia Group Inc.(a)	7,502	1,043,453
Expeditors International of Washington Inc.	7,817	964,696
Extra Space Storage Inc.	11,531	2,040,987
Exxon Mobil Corp.	241,414	28,472,367
F5 Inc.(a)	3,141	638,094
FactSet Research Systems Inc.	1,908	806,779
Fair Isaac Corp.(a)	1,359	2,351,437
Fastenal Co.	31,114	2,124,464
FedEx Corp.	12,425	3,712,217
Ferguson Enterprises Inc.	10,840	2,229,896
Fidelity National Financial Inc.	12,821	755,926
Fidelity National Information Services Inc.	31,515	2,598,412
Fifth Third Bancorp	35,499	1,515,452
First Citizens BancShares Inc./NC, Class A	543	1,102,670
First Solar Inc.(a)(b)	5,624	1,278,729
FirstEnergy Corp.	28,602	1,256,200
Fiserv Inc.(a)	31,488	5,497,805
Ford Motor Co.	210,601	2,356,625
Fortinet Inc.(a)	35,957	2,758,261
Fortive Corp.	19,059	1,417,990
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Fortune Brands Innovations Inc., NVS	7,271	$577,390
Fox Corp., Class A, NVS	16,032	663,244
Fox Corp., Class B	8,373	321,774
Franklin Resources Inc.	16,205	327,989
Freeport-McMoRan Inc.	77,505	3,431,921
Gaming and Leisure Properties Inc.	14,672	763,237
Garmin Ltd.	8,769	1,607,270
Gartner Inc.(a)	4,268	2,099,685
GE HealthCare Technologies Inc., NVS(a)	23,543	1,996,917
GE Vernova Inc.(a)	14,412	2,896,812
Gen Digital Inc.	31,139	823,938
General Dynamics Corp.	12,430	3,721,045
General Electric Co.	59,000	10,302,580
General Mills Inc.	30,970	2,238,821
General Motors Co.	61,684	3,070,630
Genuine Parts Co.	7,382	1,057,545
Gilead Sciences Inc.	66,261	5,234,619
Global Payments Inc.	13,984	1,552,364
GoDaddy Inc., Class A(a)	7,365	1,232,975
Goldman Sachs Group Inc. (The)	17,260	8,806,915
Graco Inc.	8,744	728,812
Halliburton Co.	48,370	1,503,823
Hartford Financial Services Group Inc. (The)	15,627	1,814,295
HCA Healthcare Inc.	10,597	4,192,067
Healthpeak Properties Inc.	36,821	820,372
HEICO Corp.	2,297	589,318
HEICO Corp., Class A	3,853	770,947
Henry Schein Inc.(a)(b)	7,319	516,355
Hershey Co. (The)	7,857	1,516,872
Hess Corp.	14,927	2,060,822
Hewlett Packard Enterprise Co.	67,608	1,309,567
HF Sinclair Corp.	7,949	390,614
Hilton Worldwide Holdings Inc.	14,206	3,120,206
Hologic Inc.(a)	13,122	1,066,031
Home Depot Inc. (The)	53,233	19,616,361
Honeywell International Inc.	35,022	7,281,424
Hormel Foods Corp.	15,610	508,106
Host Hotels & Resorts Inc.	38,193	676,016
Howmet Aerospace Inc.	20,984	2,028,313
HP Inc.	52,738	1,908,061
Hubbell Inc., Class B	2,994	1,197,360
HubSpot Inc.(a)(b)	2,502	1,248,673
Humana Inc.	6,532	2,315,398
Huntington Bancshares Inc./Ohio	76,411	1,143,873
Huntington Ingalls Industries Inc.	2,094	592,120
Hyatt Hotels Corp., Class A	2,492	378,585
IDEX Corp.	3,970	819,726
IDEXX Laboratories Inc.(a)	4,469	2,151,064
Illinois Tool Works Inc.	16,001	4,051,133
Illumina Inc.(a)	8,089	1,062,895
Incyte Corp.(a)	10,004	656,863
Ingersoll Rand Inc.(b)	22,040	2,015,558
Insulet Corp.(a)	3,539	717,603
Intel Corp.	227,433	5,012,623
Intercontinental Exchange Inc.	30,530	4,932,122
International Business Machines Corp.	49,705	10,046,872
International Flavors & Fragrances Inc.	14,042	1,460,228
International Paper Co.	19,389	938,815
Interpublic Group of Companies Inc. (The)	20,649	673,364
Intuit Inc.	14,970	9,434,992
Intuitive Surgical Inc.(a)	19,145	9,431,401
Invitation Homes Inc.	33,207	1,223,346
Security	Shares	Value
United States (continued)
IQVIA Holdings Inc.(a)	9,856	$2,479,277
Iron Mountain Inc.	15,953	1,806,837
J.M. Smucker Co. (The)	5,571	638,882
Jabil Inc.	6,831	746,492
Jack Henry & Associates Inc.	3,960	685,199
Jacobs Solutions Inc., NVS	6,814	1,028,096
JB Hunt Transport Services Inc.	4,336	750,995
Johnson & Johnson	129,532	21,484,178
Johnson Controls International PLC	35,873	2,613,348
JPMorgan Chase & Co.	154,541	34,740,817
Juniper Networks Inc.	17,186	668,192
Kellanova	15,187	1,224,224
Kenvue Inc.	101,968	2,238,198
Keurig Dr Pepper Inc.	58,532	2,142,857
KeyCorp	49,707	848,001
Keysight Technologies Inc.(a)	9,402	1,449,036
Kimberly-Clark Corp.	17,929	2,593,609
Kimco Realty Corp.	36,857	857,294
Kinder Morgan Inc.	104,577	2,255,726
KKR & Co. Inc.	33,100	4,096,787
KLA Corp.	7,262	5,950,701
Knight-Swift Transportation Holdings Inc.	8,429	441,511
Kraft Heinz Co. (The)	48,617	1,722,500
Kroger Co. (The)	36,358	1,934,609
L3Harris Technologies Inc.	10,166	2,405,987
Labcorp Holdings Inc.	4,404	1,012,436
Lam Research Corp.	7,077	5,810,288
Lamb Weston Holdings Inc.	8,137	503,843
Las Vegas Sands Corp.	20,611	803,623
Leidos Holdings Inc.	7,150	1,133,347
Lennar Corp., Class A	13,630	2,481,478
Lennox International Inc.	1,698	1,002,143
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	11,283	880,638
Linde PLC	25,867	12,370,893
Live Nation Entertainment Inc.(a)	8,534	833,516
LKQ Corp.	14,594	606,964
Lockheed Martin Corp.	11,891	6,755,277
Loews Corp.	9,540	781,708
Lowe's Companies Inc.	30,840	7,663,740
LPL Financial Holdings Inc.	3,978	892,425
Lululemon Athletica Inc.(a)	6,026	1,563,566
LyondellBasell Industries NV, Class A	13,526	1,335,016
M&T Bank Corp.	9,183	1,580,486
Manhattan Associates Inc.(a)	3,234	855,167
Marathon Oil Corp.	30,656	878,294
Marathon Petroleum Corp.	19,253	3,410,091
Markel Group Inc.(a)	700	1,120,476
MarketAxess Holdings Inc.	2,043	495,203
Marriott International Inc./MD, Class A	13,480	3,163,621
Marsh & McLennan Companies Inc.	26,287	5,980,555
Martin Marietta Materials Inc.	3,206	1,712,517
Marvell Technology Inc.	45,908	3,500,026
Masco Corp.	12,921	1,027,995
Mastercard Inc., Class A	44,729	21,619,315
Match Group Inc.(a)	13,629	507,135
McCormick & Co. Inc./MD, NVS	12,828	1,026,625
McDonald's Corp.	38,836	11,210,400
McKesson Corp.	7,145	4,008,917
Medtronic PLC	70,820	6,273,236
MercadoLibre Inc.(a)	2,446	5,042,820
Merck & Co. Inc.	136,554	16,174,821
Schedule of Investments
16

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Meta Platforms Inc., Class A	117,931	$61,478,610
MetLife Inc.	33,856	2,623,163
Mettler-Toledo International Inc.(a)	1,170	1,683,724
MGM Resorts International(a)	15,257	573,511
Microchip Technology Inc.	29,320	2,408,931
Micron Technology Inc.	59,491	5,725,414
Microsoft Corp.	379,972	158,501,520
MicroStrategy Inc., Class A(a)(b)	8,418	1,114,712
Mid-America Apartment Communities Inc.	6,005	975,032
Moderna Inc.(a)	17,648	1,365,955
Molina Healthcare Inc.(a)	3,001	1,049,720
Molson Coors Beverage Co., Class B	10,085	544,287
Mondelez International Inc., Class A	72,831	5,229,994
MongoDB Inc., Class A(a)	3,817	1,109,945
Monolithic Power Systems Inc.	2,664	2,489,988
Monster Beverage Corp.(a)	40,591	1,913,054
Moody's Corp.	8,824	4,303,818
Morgan Stanley	65,935	6,831,525
Mosaic Co. (The)	19,246	549,858
Motorola Solutions Inc.	8,894	3,931,504
MSCI Inc., Class A	4,198	2,437,317
Nasdaq Inc.	23,165	1,669,733
NetApp Inc.	11,792	1,423,530
Netflix Inc.(a)	23,268	16,319,012
Neurocrine Biosciences Inc.(a)	5,090	646,735
Newmont Corp.	62,461	3,334,793
News Corp., Class A, NVS	21,011	595,242
NextEra Energy Inc.	110,638	8,907,465
Nike Inc., Class B	64,425	5,367,891
NiSource Inc.	24,703	816,681
Nordson Corp.	3,013	773,015
Norfolk Southern Corp.	11,890	3,045,742
Northern Trust Corp.	11,472	1,046,361
Northrop Grumman Corp.	7,689	4,022,962
NRG Energy Inc.	12,941	1,100,114
Nucor Corp.	12,960	1,968,754
Nvidia Corp.	1,323,850	158,027,975
NVR Inc.(a)	170	1,559,318
NXP Semiconductors NV	13,639	3,496,494
Occidental Petroleum Corp.	34,832	1,984,727
Okta Inc.(a)	8,679	683,298
Old Dominion Freight Line Inc.	10,559	2,035,775
Omnicom Group Inc.	11,009	1,105,634
ON Semiconductor Corp.(a)	23,522	1,831,658
ONEOK Inc.	31,591	2,917,745
Oracle Corp.	89,084	12,586,678
O'Reilly Automotive Inc.(a)	3,180	3,593,305
Otis Worldwide Corp.	21,259	2,013,015
Ovintiv Inc.	14,306	612,726
Owens Corning	4,489	757,429
PACCAR Inc.	27,796	2,673,419
Packaging Corp. of America	4,943	1,035,756
Palantir Technologies Inc., Class A(a)	108,998	3,431,257
Palo Alto Networks Inc.(a)	17,262	6,261,273
Paramount Global, Class B, NVS	24,848	260,159
Parker-Hannifin Corp.	6,837	4,103,567
Paychex Inc.	17,572	2,305,446
Paycom Software Inc.	2,666	433,971
PayPal Holdings Inc.(a)	55,011	3,984,447
Pentair PLC	8,487	752,712
PepsiCo Inc.	73,691	12,739,700
Pfizer Inc.	303,348	8,800,125
Security	Shares	Value
United States (continued)
PG&E Corp.	111,780	$2,202,066
Philip Morris International Inc.	83,661	10,314,565
Phillips 66	22,858	3,207,206
Pinterest Inc., Class A(a)	31,928	1,022,973
PNC Financial Services Group Inc. (The)	21,388	3,958,705
Pool Corp.	2,086	733,479
PPG Industries Inc.	12,267	1,591,398
PPL Corp.	40,230	1,283,739
Principal Financial Group Inc.	13,233	1,077,431
Procter & Gamble Co. (The)	127,022	21,789,354
Progressive Corp. (The)	31,510	7,946,822
Prologis Inc.	49,737	6,357,383
Prudential Financial Inc.	19,246	2,331,845
PTC Inc.(a)	6,480	1,160,503
Public Service Enterprise Group Inc.	25,902	2,091,587
Public Storage	8,496	2,920,245
PulteGroup Inc.	11,954	1,573,744
Pure Storage Inc., Class A(a)	16,500	846,285
Qorvo Inc.(a)	5,799	672,046
Qualcomm Inc.	60,266	10,564,630
Quanta Services Inc.	7,692	2,116,300
Quest Diagnostics Inc.	6,306	989,853
Raymond James Financial Inc.	10,862	1,298,769
Realty Income Corp.	46,010	2,857,681
Regency Centers Corp.	9,769	710,109
Regeneron Pharmaceuticals Inc.(a)	5,834	6,911,481
Regions Financial Corp.	49,479	1,158,798
Reliance Inc.	3,047	873,423
Republic Services Inc., Class A	11,931	2,484,154
ResMed Inc.	7,967	1,952,074
Revvity Inc.	6,546	802,147
Rivian Automotive Inc., Class A(a)(b)	41,402	585,010
Robinhood Markets Inc.(a)	28,068	564,728
ROBLOX Corp., Class A(a)	25,278	1,111,979
Rockwell Automation Inc.	6,270	1,705,628
Roku Inc.(a)	6,077	411,838
Rollins Inc.	15,213	763,388
Roper Technologies Inc.	5,607	3,108,577
Ross Stores Inc.	18,268	2,751,343
Royal Caribbean Cruises Ltd.(a)	12,971	2,135,286
Royalty Pharma PLC, Class A	21,709	630,212
RPM International Inc.	6,710	780,038
RTX Corp.	71,035	8,761,457
S&P Global Inc.	17,259	8,858,009
Salesforce Inc.	52,204	13,202,392
Samsara Inc.(a)(b)	11,599	476,371
SBA Communications Corp., Class A	5,591	1,267,256
Schlumberger NV	76,061	3,345,923
Seagate Technology Holdings PLC	10,502	1,045,474
SEI Investments Co.	6,454	436,484
Sempra Energy	34,016	2,795,435
ServiceNow Inc.(a)	10,994	9,399,870
Sherwin-Williams Co. (The)	13,025	4,811,044
Simon Property Group Inc.	17,633	2,950,883
Skyworks Solutions Inc.	8,537	935,570
Snap Inc., Class A, NVS(a)	54,988	513,588
Snap-on Inc.	2,849	808,375
Snowflake Inc., Class A(a)	16,072	1,835,905
Solventum Corp.(a)	7,222	463,002
Southern Co. (The)	58,380	5,044,032
Southwest Airlines Co.	8,080	233,674
SS&C Technologies Holdings Inc.	12,342	926,761
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Stanley Black & Decker Inc.	8,418	$861,666
Starbucks Corp.	60,962	5,765,176
State Street Corp.	17,095	1,488,975
Steel Dynamics Inc.	8,326	995,040
STERIS PLC	5,633	1,358,116
Stryker Corp.	18,352	6,614,428
Sun Communities Inc.	6,888	931,533
Super Micro Computer Inc.(a)	2,816	1,232,563
Synchrony Financial	22,253	1,118,436
Synopsys Inc.(a)	8,258	4,290,692
Sysco Corp.	26,439	2,061,449
T Rowe Price Group Inc.	11,782	1,249,363
Take-Two Interactive Software Inc.(a)	9,062	1,465,416
Targa Resources Corp.	11,481	1,686,559
Target Corp.	24,483	3,761,078
TE Connectivity Ltd.	16,453	2,527,181
Teledyne Technologies Inc.(a)	2,356	1,019,677
Teleflex Inc.	2,427	595,028
Teradyne Inc.	8,395	1,147,848
Tesla Inc.(a)	154,464	33,072,287
Texas Instruments Inc.	48,786	10,456,791
Texas Pacific Land Corp.	1,072	931,450
Textron Inc.	11,556	1,053,907
Thermo Fisher Scientific Inc.	20,506	12,612,625
TJX Companies Inc. (The)	60,723	7,120,986
T-Mobile U.S. Inc.	28,693	5,701,873
Toast Inc.(a)(b)	19,239	478,282
Toro Co. (The)	5,413	501,244
Tractor Supply Co.	5,826	1,558,746
Trade Desk Inc. (The), Class A(a)	23,498	2,456,246
Tradeweb Markets Inc., Class A	6,461	763,949
Trane Technologies PLC	12,038	4,353,663
TransDigm Group Inc.	2,962	4,067,448
TransUnion	9,959	964,131
Travelers Companies Inc. (The)	12,066	2,751,893
Trimble Inc.(a)	13,078	741,392
Truist Financial Corp.	70,780	3,146,879
Twilio Inc., Class A(a)	8,699	545,949
Tyler Technologies Inc.(a)	2,322	1,365,034
Tyson Foods Inc., Class A	15,224	979,055
U.S. Bancorp	82,581	3,900,301
Uber Technologies Inc.(a)	101,480	7,421,232
UDR Inc.	15,857	705,795
U-Haul Holding Co.(b)	4,474	305,798
Ulta Beauty Inc.(a)	2,608	920,207
Union Pacific Corp.	32,751	8,387,204
United Parcel Service Inc., Class B	39,110	5,027,591
United Rentals Inc.	3,698	2,741,179
United Therapeutics Corp.(a)	2,357	856,887
UnitedHealth Group Inc.	49,442	29,180,668
Universal Health Services Inc., Class B	3,146	748,654
Valero Energy Corp.	17,603	2,582,888
Veeva Systems Inc., Class A(a)	8,187	1,771,994
Ventas Inc.	22,057	1,369,960
Veralto Corp.	13,182	1,482,052
VeriSign Inc.(a)	5,174	951,499
Verisk Analytics Inc., Class A	7,545	2,058,427
Verizon Communications Inc.	225,290	9,412,616
Vertex Pharmaceuticals Inc.(a)	13,938	6,911,715
Vertiv Holdings Co., Class A	19,645	1,631,124
Viatris Inc.	63,485	766,899
VICI Properties Inc., Class A	56,449	1,889,913
Security	Shares	Value
United States (continued)
Visa Inc., Class A	84,612	$23,384,218
Vistra Corp.	18,442	1,575,500
Vulcan Materials Co.	6,810	1,669,880
W R Berkley Corp.	16,662	994,721
Walgreens Boots Alliance Inc.	38,274	354,035
Walmart Inc.	237,179	18,317,334
Walt Disney Co. (The)	97,807	8,839,797
Warner Bros Discovery Inc.(a)	123,345	967,025
Waste Connections Inc.	13,804	2,574,446
Waste Management Inc.	21,434	4,544,865
Waters Corp.(a)	3,134	1,085,461
Watsco Inc.	1,731	822,952
WEC Energy Group Inc.	17,328	1,612,024
Wells Fargo & Co.	189,140	11,059,016
Welltower Inc.	32,181	3,883,603
West Pharmaceutical Services Inc.	4,046	1,268,947
Western Digital Corp.(a)	17,309	1,135,297
Westinghouse Air Brake Technologies Corp.	9,281	1,573,779
Westlake Corp.	2,551	371,017
Weyerhaeuser Co.	38,543	1,175,176
Williams Companies Inc. (The)	65,325	2,989,925
Williams-Sonoma Inc.	6,466	868,578
Willis Towers Watson PLC	5,354	1,563,957
Workday Inc., Class A(a)	11,394	2,998,787
WP Carey Inc.	11,179	670,964
WW Grainger Inc.	2,314	2,279,105
Wynn Resorts Ltd.	5,695	437,832
Xcel Energy Inc.	29,695	1,818,225
Xylem Inc./New York	13,255	1,822,960
Yum! Brands Inc.	15,052	2,030,816
Zebra Technologies Corp., Class A(a)	2,777	959,120
Zillow Group Inc., Class C (a)	8,983	496,760
Zimmer Biomet Holdings Inc.	11,342	1,309,547
Zoetis Inc.	24,654	4,523,762
Zoom Video Communications Inc., Class A(a)	12,699	877,247
Zscaler Inc.(a)	4,906	981,102
		2,643,987,068
Total Common Stocks — 99.6% (Cost: $2,786,480,426)		3,699,444,365
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,966	256,701
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	5,863	459,832
Henkel AG & Co. KGaA, Preference Shares, NVS	9,075	831,273
Porsche Automobil Holding SE, Preference Shares, NVS	7,783	350,225
Sartorius AG, Preference Shares, NVS	1,364	376,870
Volkswagen AG, Preference Shares, NVS	10,761	1,145,290
		3,420,191
Total Preferred Stocks — 0.1% (Cost: $4,480,122)		3,420,191
Schedule of Investments
18

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(e)	989	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $2,790,960,548)		3,702,864,556
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(f)(g)	16,092,883	16,102,539
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(d)(f)	2,440,000	2,440,000
Total Short-Term Securities — 0.5% (Cost: $18,527,822)		18,542,539
Total Investments — 100.2% (Cost: $2,809,488,370)		3,721,407,095
Liabilities in Excess of Other Assets — (0.2)%		(7,825,374)
Net Assets — 100.0%		$3,713,581,721

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,463,227	$—	$(7,371,953)(a)	$6,728	$4,537	$16,102,539	16,092,883	$122,437 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,120,000	—	(680,000)(a)	—	—	2,440,000	2,440,000	250,826	—
BlackRock Inc.	4,932,502	741,059	—	—	1,528,294	7,201,855	7,986	150,381	—
				$6,728	$1,532,831	$25,744,394		$523,644	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	3	09/12/24	$562	$11,265
Euro STOXX 50 Index	18	09/20/24	991	21,895
FTSE 100 Index	9	09/20/24	996	22,866
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	25	09/20/24	$7,076	$170,617
				$226,643
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$226,643	$—	$—	$—	$226,643

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,645,496	$—	$—	$—	$1,645,496
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$82,924	$—	$—	$—	$82,924
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,515,994
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,775,882,206	$923,562,159	$—	$3,699,444,365
Preferred Stocks	—	3,420,191	—	3,420,191
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	18,542,539	—	—	18,542,539
	$2,794,424,745	$926,982,350	$—	$3,721,407,095
Schedule of Investments
20

Schedule of Investments (continued)
August 31, 2024
iShares® MSCI World ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$170,617	$56,026	$—	$226,643

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities
August 31, 2024

	iShares Frontier and Select EM ETF	iShares MSCI World ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,219,631	$3,695,662,701
Investments, at value—affiliated(c)	212,570,000	25,744,394
Cash	3,119,430	5,445
Cash pledged:
Collateral — OTC derivatives	510,000	—
Futures contracts	665,000	384,000
Foreign currency collateral pledged for futures contracts	—	171,033
Foreign currency, at value(d)	256,377	2,678,431
Receivables:
Investments sold	—	10,777,486
Securities lending income—affiliated	—	4,249
Capital shares sold	—	41,484
Dividends—unaffiliated	—	5,006,976
Dividends—affiliated	1,017,320	22,081
Tax reclaims	—	979,249
Variation margin on futures contracts	28,609	77,065
Unrealized appreciation on forward foreign currency exchange contracts	368,113	—
Total assets	222,754,480	3,741,554,594
LIABILITIES
Collateral on securities loaned, at value	—	16,104,527
Payables:
Investments purchased	—	11,148,293
Investment advisory fees	543,531	720,053
Unrealized depreciation on forward foreign currency exchange contracts	592,619	—
Total liabilities	1,136,150	27,972,873
Commitments and contingent liabilities
NET ASSETS	$221,618,330	$3,713,581,721
NET ASSETS CONSIST OF
Paid-in capital	$362,967,824	$2,888,571,466
Accumulated earnings (loss)	(141,349,494)	825,010,255
NET ASSETS	$221,618,330	$3,713,581,721
NET ASSET VALUE
Shares outstanding	8,050,000	24,100,000
Net asset value	$27.53	$154.09
Shares authorized	500 million	500 million
Par value	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$7,673,921	$2,785,355,298
(b) Securities loaned, at value	$—	$15,570,736
(c) Investments, at cost—affiliated	$212,570,000	$24,133,072
(d) Foreign currency, at cost	$255,750	$2,646,158
See notes to financial statements.
Statements of Assets and Liabilities
22

Statements of Operations
Year Ended August 31, 2024

	iShares Frontier and Select EM ETF	iShares MSCI World ETF
INVESTMENT INCOME
Dividends—unaffiliated	$17,208,077	$60,879,078
Dividends—affiliated	3,055,462	401,207
Interest—unaffiliated	33,976	31,319
Securities lending income—affiliated—net	3,724	122,437
Other income—unaffiliated	11,149	2,574
Foreign taxes withheld	(1,183,331)	(3,021,097)
Total investment income	19,129,057	58,415,518
EXPENSES
Investment advisory	3,587,194	7,556,556
Interest expense	38,219	—
Commitment costs	4,563	—
Professional	—	3,782
Total expenses	3,629,976	7,560,338
Less:
Investment advisory fees waived	(54,933)	—
Total expenses after fees waived	3,575,043	7,560,338
Net investment income	15,554,014	50,855,180
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	45,938,750	(17,865,270)
Investments—affiliated	(1,598)	6,728
Forward foreign currency exchange contracts	(1,996,059)	—
Foreign currency transactions	(1,523,965)	(145,695)
Futures contracts	446,228	1,645,496
In-kind redemptions—unaffiliated(b)	13,234,623	5,983
	56,097,979	(16,352,758)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	(53,361,292)	678,557,126
Investments—affiliated	—	1,532,831
Forward foreign currency exchange contracts	(3,423,252)	—
Foreign currency translations	4,223,472	162,212
Futures contracts	959,483	82,924
	(51,601,589)	680,335,093
Net realized and unrealized gain	4,496,390	663,982,335
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,050,404	$714,837,515
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,795,813)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$9,432	$—
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets

	iShares Frontier and Select EM ETF		iShares MSCI World ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/24	Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,554,014	$19,279,570	$50,855,180	$46,248,103
Net realized gain (loss)	56,097,979	(32,192,171)	(16,352,758)	91,655,742
Net change in unrealized appreciation (depreciation)	(51,601,589)	38,254,043	680,335,093	255,310,596
Net increase in net assets resulting from operations	20,050,404	25,341,442	714,837,515	393,214,441
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,265,925)	(12,604,554)	(52,687,627)	(43,129,363)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(420,600,461)	278,055,792	339,125,750	235,520,737
NET ASSETS
Total increase (decrease) in net assets	(419,815,982)	290,792,680	1,001,275,638	585,605,815
Beginning of year	641,434,312	350,641,632	2,712,306,083	2,126,700,268
End of year	$221,618,330	$641,434,312	$3,713,581,721	$2,712,306,083

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
24

Financial Highlights
(For a share outstanding throughout each period)

	iShares Frontier and Select EM ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$27.18	$27.29	$33.86	$25.69	$28.97
Net investment income(a)	0.92	0.86	0.88	0.65	0.87
Net realized and unrealized gain (loss)(b)	0.58	(0.46)	(6.63)	8.20	(3.36)
Net increase (decrease) from investment operations	1.50	0.40	(5.75)	8.85	(2.49)
Distributions from net investment income(c)	(1.15)	(0.51)	(0.82)	(0.68)	(0.79)
Net asset value, end of year	$27.53	$27.18	$27.29	$33.86	$25.69
Total Return(d)
Based on net asset value	5.60%	1.59%	(17.26)%	34.77%	(8.44)%
Ratios to Average Net Assets(e)
Total expenses	0.80%	0.80%	0.80%	0.79%	0.79%
Total expenses after fees waived	0.79%	0.80%	0.80%	0.79%	0.79%
Net investment income	3.43%	3.34%	2.73%	2.17%	3.27%
Supplemental Data
Net assets, end of year (000)	$221,618	$641,434	$350,642	$496,099	$373,769
Portfolio turnover rate(f)	29%	53%	34%	36%	25%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of year	$125.57	$110.19	$131.92	$103.07	$89.79
Net investment income(a)	2.22	2.16	2.19	1.84	1.76
Net realized and unrealized gain (loss)(b)	28.58	15.22	(21.88)	28.80	13.35
Net increase (decrease) from investment operations	30.80	17.38	(19.69)	30.64	15.11
Distributions from net investment income(c)	(2.28)	(2.00)	(2.04)	(1.79)	(1.83)
Net asset value, end of year	$154.09	$125.57	$110.19	$131.92	$103.07
Total Return(d)
Based on net asset value	24.75%	15.90%	(15.07)%(e)	29.94%	17.04%
Ratios to Average Net Assets(f)
Total expenses	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	1.62%	1.87%	1.78%	1.58%	1.90%
Supplemental Data
Net assets, end of year (000)	$3,713,582	$2,712,306	$2,126,700	$1,569,839	$948,247
Portfolio turnover rate(g)	2%	3%	5%	5%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31,
2022:
•  Total return by 0.01%.

(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Frontier and Select EM	Diversified
MSCI World	Diversified
As announced on June 7, 2024, the Board approved a proposal to close and liquidate the iShares Frontier and Select EM ETF and the Fund has entered into an extended liquidation period. During the extended liquidation period, the Fund is not managed in accordance with its investment objective and policies. Instead, the Fund currently holds a substantial majority of its assets in cash and cash equivalents from the proceeds of the Fund's liquidation of assets, as determined by BlackRock Fund Advisors. The Fund will cease trading and the creation and redemption of Creation Units as soon as practicable (referred to as the “Last Trading Date”). Currently, the Fund expects the Last Trading Date to be on or around March 31, 2025. The Last Trading Date may be earlier or later than March 31, 2025 and the Fund's website will be updated upon the determination of the Last Trading Date.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
27
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Notes to Financial Statements
28

Notes to Financial Statements  (continued)
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
29
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI World
Barclays Bank PLC	$2,602,459	$(2,602,459)	$—	$—
BNP Paribas SA	1,095,260	(1,095,260)	—	—
BofA Securities, Inc.	4,704,107	(4,704,107)	—	—
Citigroup Global Markets, Inc.	881,946	(881,946)	—	—
Goldman Sachs & Co. LLC	238,545	(238,545)	—	—
J.P. Morgan Securities LLC	407,321	(407,321)	—	—
Morgan Stanley	564,174	(564,174)	—	—
National Financial Services LLC	158,332	(158,332)	—	—
Nomura Securities International, Inc.	106,370	(106,370)	—	—
SG Americas Securities LLC	499,070	(499,070)	—	—
State Street Bank & Trust Co.	1,569,016	(1,569,016)	—	—
Toronto-Dominion Bank	424,596	(424,596)	—	—
UBS AG	410,652	(410,652)	—	—
Wells Fargo Bank N.A.	1,908,888	(1,908,888)	—	—
	$15,570,736	$(15,570,736)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Notes to Financial Statements
30

Notes to Financial Statements  (continued)
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Frontier and Select EM	0.79%
MSCI World	0.24
The investment advisory fee has not been fully paid for Frontier and Select EM because it is in an extended liquidation period. The amount of the unpaid investment advisory agreement appears as a payable for investment advisory fees in the Statements of Assets and Liabilities. Frontier and Select EM may pay all or a portion of the investment advisory fee during the extended liquidation period (no more frequently than under the Investment Advisory Agreement) or in connection with the final liquidation.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
Effective August 19, 2024, for the iShares Frontier and Select EM ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through August 18, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended August 31, 2024, the amount waived in investment advisory fees pursuant to this arrangement was as follows:
iShares ETF	Amounts Waived
Frontier and Select EM	$54,933
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for
31
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI World ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, the iShares Frontier and Select EM ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Frontier and Select EM	$1,195
MSCI World	40,343
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Frontier and Select EM	$462,229	$1,082,200	$61,246
MSCI World	22,992,108	10,840,439	(6,321,127)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Frontier and Select EM	$109,340,848	$683,111,122
MSCI World	115,765,749	59,328,144
Notes to Financial Statements
32

Notes to Financial Statements  (continued)
For the year ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Frontier and Select EM	$5,171,098	$62,588,031
MSCI World	282,229,272	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Frontier and Select EM	$10,240,686	$ (10,240,686)
MSCI World	5,985	(5,985)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/24	Year Ended 08/31/23
Frontier and Select EM
Ordinary income	$19,265,925	$12,604,554
MSCI World
Ordinary income	$52,687,627	$43,129,363
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Frontier and Select EM	$—	$(137,417,829)	$(3,931,665)	$(141,349,494)
MSCI World	13,596,900	(90,134,265)	901,547,620	825,010,255

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the undistributed capital gains from underlying REIT investments.

For the year ended August 31, 2024, the iShares Frontier and Select EM ETF utilized $26,351,768 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Frontier and Select EM	$220,497,418	$664,576	$(4,596,869)	$(3,932,293)
MSCI World	2,819,962,198	1,038,250,573	(136,794,411)	901,456,162
33
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
9. LINE OF CREDIT
The iShares Frontier and Select EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended August 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Frontier and Select EM	$17,000,000	$478,142	6.44%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Illiquid Investments Risk: An illiquid investment is any investment that a fund expects cannot be sold or disposed of in seven calendar days or less without significantly changing the market value of the investment. Each Fund may not acquire any illiquid investment if, immediately after acquisition, each Fund would have invested more than 15% of their net assets in illiquid investments. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in securities or instruments, the lack of an active market for such securities or instruments, capital controls, delays or limits on repatriation of local currency,
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
or insolvency of local governments. In particular, certain frontier markets in which each Fund may invest are experiencing a shortage of U.S. dollar reserves (including Nigeria) and have restricted or delayed repatriation of local currency, and these issues are likely to persist. Illiquid investments may reduce the returns of each Fund as each Fund may be unable to transact at advantageous times or prices. In addition, if each Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, each Fund will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of each Fund's holdings.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
Frontier and Select EM
Shares sold	1,050,000	$29,106,834	16,650,000	$430,165,788
Shares redeemed	(16,600,000)	(449,707,295)	(5,900,000)	(152,109,996)
	(15,550,000)	$(420,600,461)	10,750,000	$278,055,792
35
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 08/31/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI World
Shares sold	2,500,000	$339,125,750	5,200,000	$574,807,989
Shares redeemed	—	—	(2,900,000)	(339,287,252)
	2,500,000	$339,125,750	2,300,000	$235,520,737
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements
36

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Inc., hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares Frontier and Select EM ETF
iShares MSCI World ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
37
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Dividend Income
Frontier and Select EM	$11,756,010
MSCI World	58,531,432
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2024:
iShares ETF	Qualified Business Income
MSCI World	$1,365,052
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Frontier and Select EM	1.44%
MSCI World	53.25%
Important Tax Information
38

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Frontier and Select EM ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
39
2024 iShares Annual Financial Statements

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Frontier and Select EM ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
40

Board Review and Approval of Investment Advisory Contract
iShares Frontier and Select EM ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective.  The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
41
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
42

Board Review and Approval of Investment Advisory Contract (continued)
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI World ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and
43
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
Board Review and Approval of Investment Advisory Contract
44

Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
45
2024 iShares Annual Financial Statements

Glossary of Terms Used in this Report

Currency Abbreviation
EGP	Egyptian Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
46

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: October 24, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: October 24, 2024